UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104511
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 44	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 908	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 64. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III

•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
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•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
5

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [2]
Variable Account Annual Expenses (assessed as an annual percentage of Daily Net Assets)[3]
Variable Account Charge	1.60%
Optional Death Benefits (an applicant may elect one)
One-Month Enhanced Death Benefit II Option	0.20% [4]
Total Variable Account Charges (including this option only)	1.80%
One-Month Enhanced Death Benefit Option (only available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.80%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65% [5]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit II Option (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [6]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit Option (no longer available for purchase)	0.30% [7]
Total Variable Account Charges (including this option only)	1.90%
Spousal Protection Annuity Option	0.20% [8]
Total Variable Account Charges (including this option only)	1.80%
Beneficiary Protector II Option	0.35% [9]
Total Variable Account Charges (including this option only)	1.95%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option (no longer available for purchase)	0.50% [10]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.60%
Combination Enhanced Death Benefit III Option	0.65%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.30%

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee
10

[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Guaranteed Term Options.
[4]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[5]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[6]	The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
[9]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[10]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.30%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$604	$1,793	$2,957	$5,763	*	$1,793	$2,957	$5,763	$604	$1,793	$2,957	$5,763
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$390	$1,182	$1,991	$4,095	*	$1,182	$1,991	$4,095	$390	$1,182	$1,991	$4,095
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging
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costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
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•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract. For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. These obligations may include certain death benefits as described in this prospectus. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
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For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
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•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
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For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets
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of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which that Rate Sheet Supplement remains in effect. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-104511).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates, Periods, and Percentages.
The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Using the same assumptions in the example above, the following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The
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Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Annuity Option.
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Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the GTOs will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
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If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is no longer available for election. For contracts that already elected the CPP Option, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit, see Income Benefit Investment Options. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
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Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The investment options shown in Income Benefit Investment Options are the only investment options available while the CPP Option is elected.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the
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Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the Capital Preservation Plus Option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics.
The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Custom Portfolio Asset Rebalancing Service - Aggressive
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Aggressive
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.95%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.60%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.95% will have a lower unit value than Sub-Account X with charges of 1.60% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.60% to 3.30% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the GTOs to the Sub-Accounts to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTO at any time. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the GTOs to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
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Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
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•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
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(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
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How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
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1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
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This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject
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to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
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Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the standard CPP Option may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the enhanced CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Option. Termination is effective on the date the termination request is received at the Service Center in good order.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries
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survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
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Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which that Rate Sheet Supplement remains in effect. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Interest Anniversary Rate applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-104511).
The contract described in this prospectus is no longer available for purchase. For historical rate information, see Appendix F: Historical Rates, Periods, and Percentages.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service is not available after annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
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•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
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(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.60% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
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Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance
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authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104511
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
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BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
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Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
71

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
72

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
73

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
74

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
75

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
76

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
77

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
78

Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
79

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
80

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.60%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.30%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.148585	13.567094	3.18%	46,016
2019	11.595188	13.148585	13.40%	61,355
2018	12.719340	11.595188	-8.84%	65,921
2017	11.306161	12.719340	12.50%	91,816
2016	11.115346	11.306161	1.72%	101,509
2015	11.444881	11.115346	-2.88%	114,023
2014	11.161427	11.444881	2.54%	117,717
2013	10.133644	11.161427	10.14%	90,399
2012*	10.000000	10.133644	1.34%	23,909
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	34.495180	34.782548	0.83%	483
2019	28.359895	34.495180	21.63%	512
2018	30.612974	28.359895	-7.36%	0
2017	26.231006	30.612974	16.71%	0
2016	23.999508	26.231006	9.30%	0
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	0
2011	14.021132	14.634801	4.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.783689	8.834241	0.58%	2,938
2019	7.643243	8.783689	14.92%	2,938
2018*	10.000000	7.643243	-23.57%	2,938
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	42.667806	43.267015	1.40%	76,735
2019	36.164081	42.667806	17.98%	81,981
2018	43.392711	36.164081	-16.66%	86,335
2017	39.075084	43.392711	11.05%	91,385
2016	31.819727	39.075084	22.80%	93,838
2015	34.289647	31.819727	-7.20%	96,305
2014	31.985756	34.289647	7.20%	100,680
2013	23.617220	31.985756	35.43%	84,555
2012	20.260226	23.617220	16.57%	41,193
2011	22.531759	20.260226	-10.08%	26,713
81

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.865911	14.947709	7.80%	168,980
2019	12.939440	13.865911	7.16%	199,722
2018	13.532451	12.939440	-4.38%	232,720
2017	13.264844	13.532451	2.02%	276,195
2016	12.913377	13.264844	2.72%	333,057
2015	13.455468	12.913377	-4.03%	301,707
2014	13.237451	13.455468	1.65%	298,546
2013	14.699118	13.237451	-9.94%	302,712
2012	13.911245	14.699118	5.66%	301,289
2011	12.650935	13.911245	9.96%	232,485
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	32.781144	35.949446	9.67%	0
2019	26.920898	32.781144	21.77%	0
2018	29.481945	26.920898	-8.69%	0
2017	24.904858	29.481945	18.38%	0
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	270
2012	14.556701	16.394036	12.62%	270
2011	14.382022	14.556701	1.21%	270
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.106554	31.943516	-0.51%	142,619
2019	25.294799	32.106554	26.93%	178,592
2018	29.537182	25.294799	-14.36%	216,444
2017	26.928079	29.537182	9.69%	245,755
2016	22.298890	26.928079	20.76%	254,144
2015	23.025180	22.298890	-3.15%	197,561
2014	20.130619	23.025180	14.38%	178,855
2013	15.748872	20.130619	27.82%	115,143
2012	13.770885	15.748872	14.36%	75,764
2011	14.113318	13.770885	-2.43%	49,896
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.586078	34.315333	-0.78%	777
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.326816	15.968739	4.19%	324,838
2019	13.201646	15.326816	16.10%	424,237
2018	14.108192	13.201646	-6.43%	444,969
2017	12.488108	14.108192	12.97%	450,577
2016	11.830070	12.488108	5.56%	478,561
2015	12.152643	11.830070	-2.65%	545,290
2014	12.001161	12.152643	1.26%	802,511
2013	10.114716	12.001161	18.65%	460,025
82

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.624526	12.240635	5.30%	109,313
2019	10.284953	11.624526	13.02%	134,924
2018	10.764030	10.284953	-4.45%	111,089
2017	10.215472	10.764030	5.37%	108,803
2016	9.201575	10.215472	11.02%	95,495
2015*	10.000000	9.201575	-7.98%	29,251
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.501329	11.216118	6.81%	69,616
2019	9.777700	10.501329	7.40%	92,662
2018	10.009780	9.777700	-2.32%	83,687
2017	9.856092	10.009780	1.56%	79,824
2016	9.775523	9.856092	0.82%	111,038
2015*	10.000000	9.775523	-2.24%	28,154
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.580039	14.858959	1.91%	136,868
2019	11.624806	14.580039	25.42%	142,882
2018	12.761318	11.624806	-8.91%	254,891
2017	11.132423	12.761318	14.63%	254,905
2016	9.747542	11.132423	14.21%	246,803
2015*	10.000000	9.747542	-2.52%	81,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.686764	21.007952	18.78%	767,015
2019	15.264116	17.686764	15.87%	926,115
2018	16.785902	15.264116	-9.07%	1,104,616
2017	15.001598	16.785902	11.89%	1,280,949
2016	14.686033	15.001598	2.15%	1,443,598
2015	15.075762	14.686033	-2.59%	1,629,612
2014	15.030474	15.075762	0.30%	1,599,252
2013	13.350274	15.030474	12.59%	1,392,980
2012	12.338136	13.350274	8.20%	775,995
2011	13.012002	12.338136	-5.18%	479,540
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.088827	13.889871	6.12%	53,042
2019	11.098105	13.088827	17.94%	49,558
2018	13.378083	11.098105	-17.04%	53,067
2017	11.817555	13.378083	13.21%	60,101
2016	10.424458	11.817555	13.36%	66,673
2015	10.867426	10.424458	-4.08%	70,081
2014*	10.000000	10.867426	8.67%	44,756
83

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.949358	52.201148	8.87%	23,369
2019	39.872248	47.949358	20.26%	24,803
2018	44.520294	39.872248	-10.44%	30,993
2017	40.249806	44.520294	10.61%	32,307
2016	32.532659	40.249806	23.72%	35,722
2015	33.850236	32.532659	-3.89%	36,482
2014	32.724659	33.850236	3.44%	49,015
2013	23.633971	32.724659	38.46%	57,498
2012	20.752350	23.633971	13.89%	52,955
2011	20.971090	20.752350	-1.04%	31,604
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.378924	44.454313	15.83%	48,718
2019	29.808965	38.378924	28.75%	65,553
2018	31.842237	29.808965	-6.39%	71,449
2017	26.695664	31.842237	19.28%	83,360
2016	24.343383	26.695664	9.66%	97,855
2015	24.526219	24.343383	-0.75%	138,418
2014	22.037215	24.526219	11.29%	158,998
2013	17.004166	22.037215	29.60%	201,997
2012	14.965480	17.004166	13.62%	173,926
2011	14.965816	14.965480	0.00%	109,789
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	34.259259	41.592990	21.41%	86,633
2019	25.641326	34.259259	33.61%	105,547
2018	28.053225	25.641326	-8.60%	118,579
2017	22.445563	28.053225	24.98%	141,808
2016	21.191790	22.445563	5.92%	168,097
2015	22.137140	21.191790	-4.27%	194,219
2014	20.864105	22.137140	6.10%	190,796
2013	17.548607	20.864105	18.89%	169,808
2012	16.193027	17.548607	8.37%	110,702
2011	15.133209	16.193027	7.00%	66,208
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.251058	29.711425	17.66%	0
2019	21.122224	25.251058	19.55%	0
2018	26.597889	21.122224	-20.59%	0
2017	21.732626	26.597889	22.39%	0
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
84

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.032478	11.540619	4.61%	4,688
2019	9.622050	11.032478	14.66%	5,969
2018	10.186724	9.622050	-5.54%	2,705
2017*	10.000000	10.186724	1.87%	2,705
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.016287	16.379543	-3.74%	94,296
2019	13.539790	17.016287	25.68%	118,125
2018	16.568660	13.539790	-18.28%	134,212
2017	15.065852	16.568660	9.97%	161,244
2016	11.679458	15.065852	28.99%	249,637
2015	12.689419	11.679458	-7.96%	119,109
2014	12.209756	12.689419	3.93%	108,819
2013*	10.000000	12.209756	22.10%	43,889
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.954316	10.994549	0.37%	385,448
2019	10.396486	10.954316	5.37%	392,124
2018	10.575550	10.396486	-1.69%	436,565
2017	10.389390	10.575550	1.79%	321,098
2016	9.690925	10.389390	7.21%	263,540
2015	9.947197	9.690925	-2.58%	260,666
2014	10.051420	9.947197	-1.04%	111,297
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.671759	10.575220	-0.90%	4,740
2019	9.044102	10.671759	18.00%	5,588
2018*	10.000000	9.044102	-9.56%	5,381
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.621983	15.518945	6.13%	8,357
2019	13.611641	14.621983	7.42%	15,649
2018	13.943436	13.611641	-2.38%	15,801
2017	13.657464	13.943436	2.09%	18,101
2016	13.405476	13.657464	1.88%	18,058
2015	13.683583	13.405476	-2.03%	19,936
2014	13.434163	13.683583	1.86%	24,142
2013	13.550919	13.434163	-0.86%	21,868
2012	12.583144	13.550919	7.69%	24,043
2011	12.537641	12.583144	0.36%	24,272
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.460310	13.471246	28.78%	41,285
2019	8.228260	10.460310	27.13%	31,774
2018*	10.000000	8.228260	-17.72%	18,703
85

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.125334	20.018503	10.44%	99,598
2019	15.913660	18.125334	13.90%	89,762
2018	16.893833	15.913660	-5.80%	108,071
2017	15.220049	16.893833	11.00%	134,001
2016	14.698109	15.220049	3.55%	103,295
2015	15.016756	14.698109	-2.12%	88,254
2014	14.644250	15.016756	2.54%	95,966
2013	13.147371	14.644250	11.39%	92,488
2012	11.974613	13.147371	9.79%	66,730
2011	12.221123	11.974613	-2.02%	65,395
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.801810	22.353469	12.89%	163,913
2019	16.786744	19.801810	17.96%	185,273
2018	18.165334	16.786744	-7.59%	220,982
2017	15.877997	18.165334	14.41%	253,555
2016	15.250512	15.877997	4.11%	263,553
2015	15.569968	15.250512	-2.05%	297,571
2014	15.127960	15.569968	2.92%	279,436
2013	13.295195	15.127960	13.79%	228,686
2012	11.949934	13.295195	11.26%	120,356
2011	12.296505	11.949934	-2.82%	111,229
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.843855	25.071793	14.78%	99,626
2019	17.886230	21.843855	22.13%	96,750
2018	19.771228	17.886230	-9.53%	85,552
2017	16.646835	19.771228	18.77%	88,548
2016	15.903114	16.646835	4.68%	120,577
2015	16.247758	15.903114	-2.12%	130,153
2014	15.764209	16.247758	3.07%	103,985
2013	13.195500	15.764209	19.47%	85,083
2012	11.642957	13.195500	13.33%	32,077
2011	12.176394	11.642957	-4.38%	9,334
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.664292	16.420866	20.17%	288,636
2019	11.188353	13.664292	22.13%	316,468
2018	11.899783	11.188353	-5.98%	279,686
2017	10.414297	11.899783	14.26%	212,964
2016*	10.000000	10.414297	4.14%	166,101
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.760722	56.079895	28.15%	9,479
2019	33.877116	43.760722	29.17%	3,821
86

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.274753	8.767000	-33.96%	131,938
2019	12.283797	13.274753	8.07%	115,910
2018	16.594959	12.283797	-25.98%	138,713
2017	17.345422	16.594959	-4.33%	139,312
2016	13.202890	17.345422	31.38%	174,482
2015	16.931087	13.202890	-22.02%	171,702
2014	19.724711	16.931087	-14.16%	161,585
2013	16.146646	19.724711	22.16%	99,290
2012	15.668033	16.146646	3.05%	54,374
2011	16.795613	15.668033	-6.71%	40,911
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.064413	32.536083	4.74%	257,454
2019	24.836916	31.064413	25.07%	298,018
2018	27.599393	24.836916	-10.01%	357,422
2017	24.897295	27.599393	10.85%	417,896
2016	21.494481	24.897295	15.83%	485,732
2015	22.810831	21.494481	-5.77%	479,426
2014	21.369676	22.810831	6.74%	430,002
2013	16.989318	21.369676	25.78%	353,272
2012	14.750481	16.989318	15.18%	235,970
2011	14.892313	14.750481	-0.95%	111,020
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.704609	15.568133	5.87%	42,065
2019	11.523465	14.704609	27.61%	88,305
2018	12.897537	11.523465	-10.65%	91,947
2017	11.239547	12.897537	14.75%	102,291
2016*	10.000000	11.239547	12.40%	91,263
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.763528	61.817933	41.25%	303,974
2019	33.196141	43.763528	31.83%	346,310
2018	33.885479	33.196141	-2.03%	387,560
2017	25.541897	33.885479	32.67%	435,534
2016	25.814111	25.541897	-1.05%	430,499
2015	24.539551	25.814111	5.19%	481,411
2014	22.464534	24.539551	9.24%	367,380
2013	16.786436	22.464534	33.83%	224,077
2012	14.912234	16.786436	12.57%	79,958
2011	15.159132	14.912234	-1.63%	47,123
87

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.998359	16.110794	7.42%	499,201
2019	13.932018	14.998359	7.65%	346,685
2018	14.272149	13.932018	-2.38%	396,367
2017	13.946824	14.272149	2.33%	419,969
2016	13.565521	13.946824	2.81%	474,255
2015	13.904259	13.565521	-2.44%	415,255
2014	13.378745	13.904259	3.93%	312,458
2013	13.883368	13.378745	-3.63%	262,128
2012	13.360935	13.883368	3.91%	283,272
2011	12.685157	13.360935	5.33%	177,538
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.944529	54.447024	15.98%	138,218
2019	38.732590	46.944529	21.20%	156,834
2018	46.189551	38.732590	-16.14%	174,398
2017	38.941045	46.189551	18.61%	192,362
2016	35.356804	38.941045	10.14%	224,923
2015	36.526674	35.356804	-3.20%	217,513
2014	35.008988	36.526674	4.34%	184,648
2013	26.185373	35.008988	33.70%	158,980
2012	23.229340	26.185373	12.73%	102,523
2011	26.480213	23.229340	-12.28%	81,002
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.666893	31.398650	13.49%	37,775
2019	22.052184	27.666893	25.46%	56,016
2018	26.385846	22.052184	-16.42%	61,877
2017	20.627731	26.385846	27.91%	66,739
2016	22.128001	20.627731	-6.78%	69,805
2015	21.770183	22.128001	1.64%	77,348
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.661601	12.530077	-8.28%	4,226
2019	11.292246	13.661601	20.98%	7,446
2018	12.268895	11.292246	-7.96%	22,866
2017	12.014684	12.268895	2.12%	1,499
88

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	39.571583	42.061356	6.29%	0
2019	29.989021	39.571583	31.95%	0
2018	36.944188	29.989021	-18.83%	0
2017	31.526215	36.944188	17.19%	0
2016	29.318976	31.526215	7.53%	0
2015	30.777689	29.318976	-4.74%	0
2014	29.365563	30.777689	4.81%	0
2013	22.923545	29.365563	28.10%	4,005
2012	18.334851	22.923545	25.03%	4,005
2011	20.483684	18.334851	-10.49%	4,005
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.734686	16.201595	9.96%	369,697
2019	12.493206	14.734686	17.94%	443,127
2018	14.053517	12.493206	-11.10%	509,408
2017	12.753651	14.053517	10.19%	641,090
2016	11.451128	12.753651	11.37%	702,057
2015	12.408313	11.451128	-7.71%	717,119
2014	12.260892	12.408313	1.20%	695,993
2013	10.067148	12.260892	21.79%	461,172
2012	8.871033	10.067148	13.48%	214,192
2011	9.156174	8.871033	-3.11%	119,552
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.805796	17.642443	-0.92%	632,741
2019	15.591485	17.805796	14.20%	793,814
2018	16.559143	15.591485	-5.84%	913,389
2017	15.343425	16.559143	7.92%	1,079,956
2016	13.674555	15.343425	12.20%	1,191,687
2015	14.951683	13.674555	-8.54%	1,368,083
2014	14.524375	14.951683	2.94%	1,210,904
2013	12.954481	14.524375	12.12%	876,671
2012	11.686925	12.954481	10.85%	584,690
2011	11.599971	11.686925	0.75%	286,554
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	38.005008	43.369282	14.11%	7,419
2019	29.886519	38.005008	27.16%	7,709
2018	31.999186	29.886519	-6.60%	8,176
2017	26.972662	31.999186	18.64%	9,396
2016	23.620681	26.972662	14.19%	9,767
2015	24.913618	23.620681	-5.19%	10,102
2014	23.287348	24.913618	6.98%	12,652
2013	18.248147	23.287348	27.61%	14,685
2012	16.564188	18.248147	10.17%	14,812
2011	15.880295	16.564188	4.31%	15,460
89

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	43.454960	44.978414	3.51%	39,292
2019	34.952242	43.454960	24.33%	39,508
2018	40.774303	34.952242	-14.28%	46,336
2017	37.446660	40.774303	8.89%	53,137
2016	29.229900	37.446660	28.11%	59,542
2015	32.074607	29.229900	-8.87%	64,443
2014	32.411142	32.074607	-1.04%	69,756
2013	24.176676	32.411142	34.06%	73,433
2012	20.754378	24.176676	16.49%	72,987
2011	21.915273	20.754378	-5.30%	37,226
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.170448	14.033605	15.31%	14,945
2019	9.762143	12.170448	24.67%	14,556
2018	11.782998	9.762143	-17.15%	8,962
2017	8.527895	11.782998	38.17%	10,881
2016	7.379098	8.527895	15.57%	8,648
2015	9.327694	7.379098	-20.89%	12,859
2014*	10.000000	9.327694	-6.72%	13,404
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.136699	21.530241	-2.74%	10,905
2019	19.991864	22.136699	10.73%	10,739
2018	24.029533	19.991864	-16.80%	11,689
2017	20.925913	24.029533	14.83%	12,734
2016	19.841566	20.925913	5.47%	12,247
2015	21.564395	19.841566	-7.99%	13,693
2014	24.660268	21.564395	-12.55%	14,259
2013	20.379728	24.660268	21.00%	7,769
2012	17.517842	20.379728	16.34%	7,769
2011	19.920770	17.517842	-12.06%	7,769
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.394824	8.756263	-6.80%	589,670
2019	9.359189	9.394824	0.38%	711,015
2018	9.331401	9.359189	0.30%	785,590
2017	9.303556	9.331401	0.30%	967,731
2016	9.184531	9.303556	1.30%	1,106,656
2015	9.753773	9.184531	-5.84%	1,264,424
2014	9.733945	9.753773	0.20%	1,186,355
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.804350	13.117758	2.45%	43,019
2019	11.624926	12.804350	10.15%	43,355
2018	12.350519	11.624926	-5.88%	45,272
2017	11.095906	12.350519	11.31%	67,171
2016	10.807077	11.095906	2.67%	62,849
2015	11.661174	10.807077	-7.32%	59,664
2014	11.400965	11.661174	2.28%	53,925
2013	10.202217	11.400965	11.75%	50,976
2012*	10.000000	10.202217	2.02%	6,516
90

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.051313	10.555082	5.01%	3,004
2019	9.386658	10.051313	7.08%	2,799
2018*	10.000000	9.386658	-6.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.840661	10.398616	5.67%	51,696
2019	9.523250	9.840661	3.33%	71,750
2018	10.196385	9.523250	-6.60%	85,915
2017	9.994467	10.196385	2.02%	96,314
2016	10.205891	9.994467	-2.07%	102,414
2015	10.183564	10.205891	0.22%	111,211
2014	9.888395	10.183564	2.99%	78,272
2013*	10.000000	9.888395	-1.12%	40,402
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.141771	32.335152	39.73%	432
2019	17.238590	23.141771	34.24%	432
2018	18.229719	17.238590	-5.44%	432
2017	14.583656	18.229719	25.00%	432
2016	14.527137	14.583656	0.39%	432
2015	14.093885	14.527137	3.07%	2,423
2014	13.241411	14.093885	6.44%	2,634
2013	9.625937	13.241411	37.56%	3,560
2012*	10.000000	9.625937	-3.74%	3,560
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.632584	46.33%	21,368
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	43.713586	54.773171	25.30%	62,657
2019	33.794519	43.713586	29.35%	74,825
2018	39.658991	33.794519	-14.79%	88,645
2017	29.564137	39.658991	34.15%	94,723
2016	30.090800	29.564137	-1.75%	106,544
2015	29.496880	30.090800	2.01%	123,332
2014	29.372625	29.496880	0.42%	103,686
2013	23.505623	29.372625	24.96%	23
2012	19.750746	23.505623	19.01%	23
2011	21.942382	19.750746	-9.99%	23
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.736196	10.880474	1.34%	80,266
2019	9.864490	10.736196	8.84%	94,365
2018	10.502529	9.864490	-6.08%	122,005
2017	10.065245	10.502529	4.34%	129,262
2016	9.625427	10.065245	4.57%	133,825
2015	10.031931	9.625427	-4.05%	153,568
2014	9.947216	10.031931	0.85%	136,707
2013	10.146203	9.947216	-1.96%	80,274
2012*	10.000000	10.146203	1.46%	3,374
91

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.724111	38.847417	11.87%	68,665
2019	26.787088	34.724111	29.63%	91,535
2018	29.623933	26.787088	-9.58%	108,318
2017	25.810440	29.623933	14.78%	122,206
2016	23.566334	25.810440	9.52%	253,046
2015	23.227876	23.566334	1.46%	145,108
2014	21.381734	23.227876	8.63%	137,693
2013	16.531856	21.381734	29.34%	92,465
2012	14.408177	16.531856	14.74%	68,410
2011	14.688167	14.408177	-1.91%	19,466
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.307731	17.481388	7.20%	23,393
2019	13.254346	16.307731	23.04%	24,338
2018	15.238779	13.254346	-13.02%	25,949
2017	13.506692	15.238779	12.82%	29,310
2016	12.129177	13.506692	11.36%	33,704
2015	12.877667	12.129177	-5.81%	42,107
2014	12.563216	12.877667	2.50%	53,545
2013	9.938515	12.563216	26.41%	31,501
2012*	10.000000	9.938515	-0.61%	12,498
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	46.133074	54.308755	17.72%	55,639
2019	37.169476	46.133074	24.12%	52,252
2018	42.227669	37.169476	-11.98%	56,688
2017	37.671968	42.227669	12.09%	63,122
2016	32.533439	37.671968	15.79%	70,481
2015	35.207989	32.533439	-7.60%	75,944
2014	32.045669	35.207989	9.87%	60,949
2013	23.158650	32.045669	38.37%	43,132
2012	20.001744	23.158650	15.78%	28,512
2011	20.822521	20.001744	-3.94%	22,160
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.858347	12.932900	19.11%	45,402
2019	8.624239	10.858347	25.90%	52,350
2018	10.895617	8.624239	-20.85%	61,898
2017	8.756554	10.895617	24.43%	82,555
2016	9.146919	8.756554	-4.27%	104,259
2015	9.015644	9.146919	1.46%	106,096
2014*	10.000000	9.015644	-9.84%	31,041
92

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.455999	19.560480	12.06%	609,596
2019	14.567317	17.455999	19.83%	733,975
2018	15.657141	14.567317	-6.96%	911,560
2017	13.452753	15.657141	16.39%	1,099,733
2016	14.031260	13.452753	-4.12%	1,310,560
2015	15.558006	14.031260	-9.81%	1,624,062
2014	16.689770	15.558006	-6.78%	1,692,174
2013	13.554536	16.689770	23.13%	1,420,979
2012	11.558890	13.554536	17.27%	792,795
2011	12.658677	11.558890	-8.69%	403,241
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.692760	14.285840	4.33%	604,063
2019	12.514667	13.692760	9.41%	709,280
2018	12.994093	12.514667	-3.69%	785,679
2017	12.378099	12.994093	4.98%	918,304
2016	10.826354	12.378099	14.33%	994,324
2015	11.767901	10.826354	-8.00%	914,354
2014	11.735716	11.767901	0.27%	938,436
2013	10.793279	11.735716	8.73%	856,237
2012*	10.000000	10.793279	7.93%	144,563
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.002824	32.260470	46.62%	196,483
2019	16.210228	22.002824	35.73%	226,545
2018	16.484926	16.210228	-1.67%	330,148
2017	13.201472	16.484926	24.87%	384,294
2016	12.642371	13.201472	4.42%	438,157
2015	13.636142	12.642371	-7.29%	438,534
2014	12.846881	13.636142	6.14%	395,294
2013	10.047642	12.846881	27.86%	293,284
2012*	10.000000	10.047642	0.48%	35,639
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.611526	36.591812	12.21%	0
2019	27.104621	32.611526	20.32%	0
2018	27.429486	27.104621	-1.18%	7,099
2017	23.595162	27.429486	16.25%	7,099
2016	22.984024	23.595162	2.66%	7,380
2015	23.262259	22.984024	-1.20%	7,380
2014	21.841141	23.262259	6.51%	7,380
2013	18.527280	21.841141	17.89%	5,005
2012	16.607932	18.527280	11.56%	5,252
2011	16.651767	16.607932	-0.26%	5,041
93

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.434719	11.320374	8.49%	122,997
2019	9.704064	10.434719	7.53%	92,439
2018	9.991251	9.704064	-2.87%	153,111
2017	9.823881	9.991251	1.70%	143,561
2016	9.766197	9.823881	0.59%	200,715
2015*	10.000000	9.766197	-2.34%	56,846
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	55.726100	76.239773	36.81%	49,521
2019	41.381961	55.726100	34.66%	50,908
2018	41.347993	41.381961	0.08%	57,006
2017	32.322657	41.347993	27.92%	73,095
2016	32.220910	32.322657	0.32%	87,372
2015	29.252806	32.220910	10.15%	101,510
2014	27.407642	29.252806	6.73%	108,661
2013	21.280441	27.407642	28.79%	132,917
2012	17.461218	21.280441	21.87%	105,940
2011	19.068241	17.461218	-8.43%	69,615
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.164701	49.189758	48.32%	115,462
2019	23.272979	33.164701	42.50%	136,578
2018	23.440473	23.272979	-0.71%	223,847
2017	16.437551	23.440473	42.60%	230,028
2016	14.671792	16.437551	12.04%	254,013
2015	14.248429	14.671792	2.97%	196,966
2014	13.242263	14.248429	7.60%	161,260
2013	9.939732	13.242263	33.23%	124,248
2012*	10.000000	9.939732	-0.60%	36,774
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	32.162464	36.718599	14.17%	38,411
2019	25.796094	32.162464	24.68%	42,720
2018	30.894428	25.796094	-16.50%	49,457
2017	24.001567	30.894428	28.72%	54,168
2016	26.144451	24.001567	-8.20%	60,952
2015	29.134916	26.144451	-10.26%	62,108
2014	33.685224	29.134916	-13.51%	62,034
2013	29.954850	33.685224	12.45%	48,405
2012	26.897782	29.954850	11.37%	42,824
2011	40.399054	26.897782	-33.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.098133	9.809835	-2.85%	98,315
2019	8.686430	10.098133	16.25%	98,475
2018	10.840110	8.686430	-19.87%	221,883
2017	8.617781	10.840110	25.79%	237,068
2016	7.250773	8.617781	18.85%	132,581
2015	9.217400	7.250773	-21.34%	146,936
2014	9.822798	9.217400	-6.16%	63,352
94

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.568835	11.172116	5.71%	38,776
2019	9.907472	10.568835	6.68%	39,338
2018	10.173897	9.907472	-2.62%	36,744
2017	9.954253	10.173897	2.21%	40,009
2016*	10.000000	9.954253	-0.46%	34,441
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.243248	31.864961	43.26%	79,753
2019	16.000598	22.243248	39.02%	115,563
2018	16.546432	16.000598	-3.30%	78,945
2017	13.309889	16.546432	24.32%	86,016
2016	12.431862	13.309889	7.06%	86,420
2015	12.911061	12.431862	-3.71%	85,608
2014	14.184069	12.911061	-8.97%	85,853
2013	10.207292	14.184069	38.96%	58,837
2012*	10.000000	10.207292	2.07%	10,765
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.889922	39.500029	1.57%	189,468
2019	30.517694	38.889922	27.43%	211,467
2018	34.600307	30.517694	-11.80%	260,850
2017	29.963096	34.600307	15.48%	290,810
2016	26.762192	29.963096	11.96%	320,643
2015	27.453783	26.762192	-2.52%	272,805
2014	25.317220	27.453783	8.44%	259,233
2013	18.974532	25.317220	33.43%	226,801
2012	16.640806	18.974532	14.02%	128,728
2011	16.990082	16.640806	-2.06%	87,404
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.835917	12.315349	13.65%	8,707
2019*	10.000000	10.835917	8.36%	1,411
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.660488	25.620747	18.28%	303,910
2019	17.518591	21.660488	23.64%	411,985
2018	19.723043	17.518591	-11.18%	510,245
2017	15.804161	19.723043	24.80%	564,389
2016	15.466300	15.804161	2.18%	590,989
2015	14.783438	15.466300	4.62%	527,340
2014	14.855551	14.783438	-0.49%	432,203
2013	11.828295	14.855551	25.59%	321,458
2012	10.369104	11.828295	14.07%	149,013
2011	10.728047	10.369104	-3.35%	72,016
95

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.339481	20.849655	20.24%	8,807
2019	12.624147	17.339481	37.35%	10,003
2018	12.757122	12.624147	-1.04%	6,121
2017	10.120059	12.757122	26.06%	7,734
2016	9.716533	10.120059	4.15%	20,007
2015*	10.000000	9.716533	-2.83%	5,227
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.295475	32.95%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.607337	36.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.444142	15.285858	5.83%	13,997
2019	13.270872	14.444142	8.84%	14,628
2018	13.611808	13.270872	-2.50%	13,591
2017	13.062532	13.611808	4.20%	12,192
2016	12.539528	13.062532	4.17%	12,427
2015	12.850372	12.539528	-2.42%	12,427
2014	12.140796	12.850372	5.84%	12,427
2013	12.410211	12.140796	-2.17%	12,474
2012	11.550641	12.410211	7.44%	12,505
2011	11.136196	11.550641	3.72%	17,620
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.793089	26.784748	3.84%	0
2019	22.959239	25.793089	12.34%	0
2018	25.103085	22.959239	-8.54%	0
2017	23.278754	25.103085	7.84%	0
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.728526	11.375149	-3.01%	42,025
2019	9.321553	11.728526	25.82%	41,623
2018	10.285437	9.321553	-9.37%	54,220
2017	9.287187	10.285437	10.75%	91,179
2016	8.209095	9.287187	13.13%	96,628
2015*	10.000000	8.209095	-17.91%	4,198
96

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.353470	23.982296	12.31%	13,835
2019	17.500316	21.353470	22.02%	17,142
2018	19.162658	17.500316	-8.67%	18,778
2017	16.570403	19.162658	15.64%	26,965
2016	15.169788	16.570403	9.23%	29,208
2015	16.606704	15.169788	-8.65%	31,976
2014	17.232436	16.606704	-3.63%	40,589
2013	13.275050	17.232436	29.81%	42,628
2012	11.002007	13.275050	20.66%	28,561
2011	11.283324	11.002007	-2.49%	10,130
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.194918	19.574163	48.35%	34,754
2019	10.094597	13.194918	30.71%	49,144
2018	12.312129	10.094597	-18.01%	98,468
2017	9.966622	12.312129	23.53%	93,031
2016	10.384934	9.966622	-4.03%	94,848
2015	10.623347	10.384934	-2.24%	105,041
2014	10.944064	10.623347	-2.93%	77,828
2013	9.185849	10.944064	19.14%	58,643
2012	8.081307	9.185849	13.67%	20,094
2011	9.086965	8.081307	-11.07%	13,754
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.296206	21.265488	10.21%	2,373,193
2019	16.235731	19.296206	18.85%	2,592,457
2018	17.365896	16.235731	-6.51%	2,848,910
2017	15.240492	17.365896	13.95%	3,023,316
2016	14.208866	15.240492	7.26%	3,361,390
2015	14.299178	14.208866	-0.63%	3,187,534
2014	13.840957	14.299178	3.31%	2,645,631
2013	11.409307	13.840957	21.31%	2,099,113
2012	10.020388	11.409307	13.86%	1,044,024
2011	10.089236	10.020388	-0.68%	564,928
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.064110	12.963930	7.46%	361,767
2019	11.249684	12.064110	7.24%	318,611
2018	11.557677	11.249684	-2.66%	355,198
2017	11.379622	11.557677	1.56%	412,136
2016	11.265560	11.379622	1.01%	433,058
2015	11.475254	11.265560	-1.83%	417,289
2014	11.108794	11.475254	3.30%	324,246
2013	11.587676	11.108794	-4.13%	242,208
2012	11.219328	11.587676	3.28%	207,392
2011	10.783999	11.219328	4.04%	165,370
97

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.811455	30.443345	27.85%	482,695
2019	17.954280	23.811455	32.62%	558,723
2018	20.146206	17.954280	-10.88%	642,156
2017	15.632004	20.146206	28.88%	724,571
2016	15.855794	15.632004	-1.41%	784,024
2015	15.124041	15.855794	4.84%	831,180
2014	15.092915	15.124041	0.21%	731,635
2013	11.923253	15.092915	26.58%	481,751
2012	9.925368	11.923253	20.13%	227,774
2011	11.121844	9.925368	-10.76%	131,510
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.616445	38.187475	49.07%	743,971
2019	19.981370	25.616445	28.20%	897,887
2018	20.442305	19.981370	-2.25%	1,043,685
2017	16.255186	20.442305	25.76%	1,128,133
2016	15.145964	16.255186	7.32%	1,314,518
2015	14.462710	15.145964	4.72%	1,348,486
2014	13.600737	14.462710	6.34%	1,176,024
2013	10.664096	13.600737	27.54%	940,431
2012	9.231445	10.664096	15.52%	520,767
2011	9.842687	9.231445	-6.21%	378,911
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.449601	22.754035	11.27%	1,027,454
2019	16.537434	20.449601	23.66%	1,345,002
2018	17.183320	16.537434	-3.76%	1,452,558
2017	14.321589	17.183320	19.98%	1,590,167
2016	13.101235	14.321589	9.31%	1,780,798
2015	13.171150	13.101235	-0.53%	1,742,880
2014	12.143349	13.171150	8.46%	1,494,435
2013	9.280938	12.143349	30.84%	1,020,785
2012	8.057376	9.280938	15.19%	437,132
2011	8.375360	8.057376	-3.80%	374,966
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.668532	17.067736	2.39%	244,846
2019	15.516866	16.668532	7.42%	263,423
2018	16.149269	15.516866	-3.92%	300,061
2017	15.433929	16.149269	4.63%	319,760
2016	14.435943	15.433929	6.91%	321,976
2015	15.107336	14.435943	-4.44%	258,306
2014	14.779017	15.107336	2.22%	302,066
2013	15.190129	14.779017	-2.71%	206,558
2012	13.753001	15.190129	10.45%	144,795
2011	13.241444	13.753001	3.86%	70,498
98

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.939612	37.836861	8.29%	15,995
2019	27.520589	34.939612	26.96%	21,671
2018	28.048419	27.520589	-1.88%	15,857
2017	23.704189	28.048419	18.33%	19,832
2016	21.670555	23.704189	9.38%	21,103
2015	21.878120	21.670555	-0.95%	29,865
2014	19.884247	21.878120	10.03%	37,933
2013	15.450290	19.884247	28.70%	28,925
2012	13.792245	15.450290	12.02%	1,021
2011	13.963239	13.792245	-1.22%	806
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	34.572807	35.158436	1.69%	78,455
2019	27.664008	34.572807	24.97%	143,746
2018	30.382996	27.664008	-8.95%	109,474
2017	26.235044	30.382996	15.81%	129,321
2016	22.675525	26.235044	15.70%	134,733
2015	24.650395	22.675525	-8.01%	142,835
2014	22.998312	24.650395	7.18%	155,415
2013	17.274269	22.998312	33.14%	109,686
2012	14.856263	17.274269	16.28%	60,490
2011	15.492312	14.856263	-4.11%	59,915
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.145807	12.562917	12.71%	18,138
2019	9.854292	11.145807	13.11%	22,811
2018	10.942366	9.854292	-9.94%	26,428
2017	9.389012	10.942366	16.54%	38,065
2016	9.265636	9.389012	1.33%	45,220
2015*	10.000000	9.265636	-7.34%	21,970
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.382124	18.144613	10.76%	52,352
2019	13.430483	16.382124	21.98%	47,428
2018	15.293500	13.430483	-12.18%	82,940
2017	12.972949	15.293500	17.89%	105,175
2016	12.165795	12.972949	6.63%	114,920
2015	12.584344	12.165795	-3.33%	159,882
2014	12.238624	12.584344	2.82%	177,890
2013	9.606118	12.238624	27.40%	175,174
2012	8.404994	9.606118	14.29%	111,485
2011	9.123333	8.404994	-7.87%	95,453
99

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.701469	15.866600	7.93%	546,860
2019	12.859878	14.701469	14.32%	614,417
2018	13.939075	12.859878	-7.74%	742,351
2017	12.641582	13.939075	10.26%	812,468
2016	12.107042	12.641582	4.42%	821,734
2015	12.435649	12.107042	-2.64%	1,002,066
2014	12.117125	12.435649	2.63%	914,543
2013	10.739944	12.117125	12.82%	894,419
2012	9.827937	10.739944	9.28%	597,069
2011	10.123577	9.827937	-2.92%	402,861
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.832681	17.365838	9.68%	310,824
2019	13.381603	15.832681	18.32%	341,247
2018	14.808819	13.381603	-9.64%	352,641
2017	12.994971	14.808819	13.96%	478,452
2016	12.304774	12.994971	5.61%	501,681
2015	12.673240	12.304774	-2.91%	534,062
2014	12.301449	12.673240	3.02%	423,940
2013	10.310816	12.301449	19.31%	292,125
2012	9.220877	10.310816	11.82%	216,139
2011	9.705119	9.220877	-4.99%	97,942
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.875798	13.631799	5.87%	257,077
2019	11.823523	12.875798	8.90%	285,301
2018	12.338275	11.823523	-4.17%	482,590
2017	11.788755	12.338275	4.66%	625,248
2016	11.451654	11.788755	2.94%	690,411
2015	11.723899	11.451654	-2.32%	697,178
2014	11.529829	11.723899	1.68%	621,087
2013	11.166474	11.529829	3.25%	512,746
2012	10.556847	11.166474	5.77%	358,391
2011	10.578841	10.556847	-0.21%	234,395
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.310105	12.723865	3.36%	161,711
2019	10.988105	12.310105	12.03%	167,447
2018	12.009977	10.988105	-8.51%	190,958
2017	10.634430	12.009977	12.93%	238,017
2016	10.237978	10.634430	3.87%	250,295
2015	10.871267	10.237978	-5.83%	282,389
2014	10.803853	10.871267	0.62%	258,518
2013*	10.000000	10.803853	8.04%	138,568
100

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.806455	13.528967	5.64%	128,952
2019	11.276391	12.806455	13.57%	133,007
2018	12.333131	11.276391	-8.57%	154,468
2017	10.640101	12.333131	15.91%	199,497
2016	10.180195	10.640101	4.52%	299,752
2015	10.876137	10.180195	-6.40%	474,499
2014	10.942101	10.876137	-0.60%	500,056
2013*	10.000000	10.942101	9.42%	127,512
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.316910	16.682973	8.92%	1,335,646
2019	13.175352	15.316910	16.25%	1,568,849
2018	14.412127	13.175352	-8.58%	1,729,512
2017	12.850669	14.412127	12.15%	1,868,355
2016	12.234537	12.850669	5.04%	2,027,146
2015	12.567429	12.234537	-2.65%	2,073,679
2014	12.213602	12.567429	2.90%	1,968,550
2013	10.536222	12.213602	15.92%	1,464,050
2012	9.529175	10.536222	10.57%	583,140
2011	9.915082	9.529175	-3.89%	341,648
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.092953	17.776923	10.46%	160,108
2019	13.380078	16.092953	20.28%	193,271
2018	15.026958	13.380078	-10.96%	228,389
2017	12.933574	15.026958	16.19%	339,724
2016	12.215941	12.933574	5.87%	443,384
2015	12.604625	12.215941	-3.08%	460,881
2014	12.250727	12.604625	2.89%	462,838
2013	10.017858	12.250727	22.29%	438,854
2012	8.885150	10.017858	12.75%	282,608
2011	9.471826	8.885150	-6.19%	126,619
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.185568	15.222584	7.31%	278,042
2019	12.612433	14.185568	12.47%	337,472
2018	13.459795	12.612433	-6.30%	362,726
2017	12.447526	13.459795	8.13%	408,392
2016	11.933614	12.447526	4.31%	567,759
2015	12.258239	11.933614	-2.65%	601,098
2014	11.968960	12.258239	2.42%	504,601
2013	10.934659	11.968960	9.46%	409,361
2012	10.098600	10.934659	8.28%	344,349
2011	10.290272	10.098600	-1.86%	228,284
101

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.243873	15.776940	3.50%	58,726
2019	13.772071	15.243873	10.69%	68,926
2018	16.602115	13.772071	-17.05%	68,842
2017	13.747984	16.602115	20.76%	93,833
2016	13.816837	13.747984	-0.50%	99,968
2015	14.611837	13.816837	-5.44%	109,595
2014	16.166548	14.611837	-9.62%	94,144
2013	13.680366	16.166548	18.17%	64,355
2012	11.628298	13.680366	17.65%	31,450
2011	13.493927	11.628298	-13.83%	21,037
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.743064	17.43%	46,985
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.053146	13.714146	5.06%	226,534
2019	12.203948	13.053146	6.96%	204,213
2018	12.489403	12.203948	-2.29%	222,962
2017	12.182745	12.489403	2.52%	246,714
2016	11.790163	12.182745	3.33%	254,650
2015	12.088315	11.790163	-2.47%	255,065
2014	11.735766	12.088315	3.00%	246,569
2013	12.185985	11.735766	-3.69%	121,078
2012	11.522414	12.185985	5.76%	78,265
2011	11.021687	11.522414	4.54%	57,005
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.922442	14.938163	7.30%	99,171
2019	12.910242	13.922442	7.84%	100,100
2018	13.314864	12.910242	-3.04%	124,213
2017	13.039576	13.314864	2.11%	138,045
2016	12.823240	13.039576	1.69%	152,530
2015	13.099503	12.823240	-2.11%	135,870
2014	12.692890	13.099503	3.20%	92,460
2013	13.169096	12.692890	-3.62%	60,387
2012	12.494405	13.169096	5.40%	64,553
2011	11.972943	12.494405	4.36%	56,728
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.565858	10.785884	2.08%	36,663
2019	10.074180	10.565858	4.88%	40,552
2018*	10.000000	10.074180	0.74%	22,594
102

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.593280	39.575982	11.19%	71,002
2019	29.488429	35.593280	20.70%	82,049
2018	36.396705	29.488429	-18.98%	70,636
2017	26.190423	36.396705	38.97%	78,440
2016	24.763164	26.190423	5.76%	95,541
2015	30.042910	24.763164	-17.57%	116,698
2014	32.387391	30.042910	-7.24%	130,036
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.301059	25.350646	4.32%	233,574
2019	21.523458	24.301059	12.90%	210,775
2018	22.551714	21.523458	-4.56%	225,466
2017	21.466863	22.551714	5.05%	237,058
2016	19.109692	21.466863	12.33%	289,899
2015	19.940363	19.109692	-4.17%	175,852
2014	19.760630	19.940363	0.91%	192,842
2013	18.755489	19.760630	5.36%	2,154
2012	16.639082	18.755489	12.72%	2,337
2011	16.287204	16.639082	2.16%	2,352
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.867532	13.431843	4.39%	113,412
2019	12.305168	12.867532	4.57%	99,001
2018	12.512368	12.305168	-1.66%	194,095
2017	12.455646	12.512368	0.46%	298,813
2016	12.564431	12.455646	-0.87%	354,461
2015	12.782639	12.564431	-1.71%	180,839
2014	12.422870	12.782639	2.90%	159,614
2013	13.158533	12.422870	-5.59%	167,579
2012	12.976355	13.158533	1.40%	292,097
2011	12.294754	12.976355	5.54%	203,828
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.182322	9.057401	-1.36%	2,548,354
2019	9.168296	9.182322	0.15%	1,759,899
2018	9.190385	9.168296	-0.24%	1,735,441
2017	9.300210	9.190385	-1.18%	1,616,169
2016	9.450299	9.300210	-1.59%	2,014,025
2015	9.603961	9.450299	-1.60%	2,074,925
2014	9.760122	9.603961	-1.60%	2,108,495
2013	9.918820	9.760122	-1.60%	1,654,401
2012	10.080544	9.918820	-1.60%	1,035,003
2011	10.243993	10.080544	-1.60%	639,864
103

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.130232	10.734200	5.96%	103,846
2019	8.657511	10.130232	17.01%	109,551
2018	10.327891	8.657511	-16.17%	134,752
2017	8.259168	10.327891	25.05%	176,354
2016	8.340239	8.259168	-0.97%	175,512
2015	8.757950	8.340239	-4.77%	154,555
2014	8.964887	8.757950	-2.31%	109,102
2013	7.749583	8.964887	15.68%	89,644
2012	6.835126	7.749583	13.38%	67,568
2011	7.717855	6.835126	-11.44%	88,964
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.355035	11.969682	5.41%	105,722
2019	9.521015	11.355035	19.26%	106,666
2018	11.268607	9.521015	-15.51%	157,297
2017	9.201033	11.268607	22.47%	154,615
2016	9.301580	9.201033	-1.08%	151,821
2015	9.585993	9.301580	-2.97%	216,582
2014	10.384440	9.585993	-7.69%	168,526
2013	8.720863	10.384440	19.08%	149,689
2012	7.497524	8.720863	16.32%	30,292
2011	8.742609	7.497524	-14.24%	4,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.042675	35.571040	11.01%	86,977
2019	26.317883	32.042675	21.75%	106,218
2018	29.346896	26.317883	-10.32%	155,220
2017	25.181788	29.346896	16.54%	178,000
2016	23.376838	25.181788	7.72%	193,553
2015	23.996480	23.376838	-2.58%	199,499
2014	23.228642	23.996480	3.31%	208,789
2013	18.551422	23.228642	25.21%	169,202
2012	16.266809	18.551422	14.04%	139,704
2011	17.207273	16.266809	-5.47%	101,407
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.234053	19.630029	7.66%	404,285
2019	16.065825	18.234053	13.50%	363,593
2018	17.160723	16.065825	-6.38%	444,805
2017	15.692285	17.160723	9.36%	543,193
2016	15.001263	15.692285	4.61%	659,356
2015	15.271717	15.001263	-1.77%	689,452
2014	14.839596	15.271717	2.91%	590,398
2013	13.296005	14.839596	11.61%	448,285
2012	12.353220	13.296005	7.63%	155,066
2011	12.443560	12.353220	-0.73%	104,871
104

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.212684	24.396897	9.83%	338,882
2019	18.820865	22.212684	18.02%	347,882
2018	20.451985	18.820865	-7.98%	368,080
2017	18.102804	20.451985	12.98%	401,715
2016	17.074860	18.102804	6.02%	440,933
2015	17.445293	17.074860	-2.12%	461,765
2014	16.850710	17.445293	3.53%	333,601
2013	14.330900	16.850710	17.58%	251,197
2012	12.975019	14.330900	10.45%	147,918
2011	13.310100	12.975019	-2.52%	43,148
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.259830	16.024015	5.01%	915,669
2019	14.158253	15.259830	7.78%	902,320
2018	14.654011	14.158253	-3.38%	1,079,349
2017	14.090882	14.654011	4.00%	1,178,356
2016	13.733797	14.090882	2.60%	1,222,814
2015	13.920261	13.733797	-1.34%	924,064
2014	13.616857	13.920261	2.23%	946,797
2013	13.200453	13.616857	3.15%	777,483
2012	12.755443	13.200453	3.49%	430,180
2011	12.593285	12.755443	1.29%	240,743
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.306977	12.662322	2.89%	122,173
2019	11.068377	12.306977	11.19%	125,006
2018	11.919943	11.068377	-7.14%	175,196
2017	10.622731	11.919943	12.21%	227,182
2016	10.212099	10.622731	4.02%	246,900
2015	10.725804	10.212099	-4.79%	266,202
2014	10.638928	10.725804	0.82%	219,526
2013*	10.000000	10.638928	6.39%	42,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.886701	13.482935	4.63%	141,126
2019	11.363487	12.886701	13.40%	143,704
2018	12.293590	11.363487	-7.57%	146,665
2017	10.681078	12.293590	15.10%	174,436
2016	10.148841	10.681078	5.24%	177,745
2015	10.738592	10.148841	-5.49%	198,713
2014	10.727233	10.738592	0.11%	174,348
2013*	10.000000	10.727233	7.27%	49,180
105

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.668131	25.698668	8.58%	673,814
2019	20.427987	23.668131	15.86%	705,183
2018	22.012318	20.427987	-7.20%	736,149
2017	19.808585	22.012318	11.13%	886,775
2016	18.787779	19.808585	5.43%	1,073,177
2015	19.157395	18.787779	-1.93%	1,173,948
2014	18.509872	19.157395	3.50%	1,105,609
2013	16.128952	18.509872	14.76%	990,163
2012	14.792455	16.128952	9.03%	665,147
2011	15.038547	14.792455	-1.64%	517,820
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.630653	31.645907	10.53%	213,163
2019	23.882952	28.630653	19.88%	240,910
2018	26.306088	23.882952	-9.21%	306,118
2017	22.911274	26.306088	14.82%	335,947
2016	21.462451	22.911274	6.75%	383,208
2015	21.971809	21.462451	-2.32%	401,270
2014	21.274489	21.971809	3.28%	382,083
2013	17.666886	21.274489	20.42%	327,043
2012	15.783031	17.666886	11.94%	189,544
2011	16.387640	15.783031	-3.69%	145,989
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.322080	20.639037	6.82%	326,194
2019	17.303223	19.322080	11.67%	356,269
2018	18.267881	17.303223	-5.28%	488,469
2017	16.998314	18.267881	7.47%	570,643
2016	16.341968	16.998314	4.02%	763,022
2015	16.612778	16.341968	-1.63%	706,266
2014	16.118956	16.612778	3.06%	541,696
2013	14.825135	16.118956	8.73%	528,318
2012	13.945554	14.825135	6.31%	374,425
2011	13.885416	13.945554	0.43%	340,998
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.452307	11.017861	5.41%	18,448
2019*	10.000000	10.452307	4.52%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.752544	12.248022	13.91%	0
2019*	10.000000	10.752544	7.53%	0
106

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.494548	28.756584	27.84%	91,924
2019	17.555301	22.494548	28.14%	109,894
2018	18.460919	17.555301	-4.91%	122,489
2017	14.444342	18.460919	27.81%	130,924
2016	14.392141	14.444342	0.36%	147,185
2015	14.182311	14.392141	1.48%	166,629
2014	13.085001	14.182311	8.39%	152,701
2013	9.893093	13.085001	32.26%	165,769
2012	8.657050	9.893093	14.28%	97,442
2011	9.091405	8.657050	-4.78%	85,951
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.939589	13.635524	5.38%	163,614
2019	11.053176	12.939589	17.07%	174,788
2018	11.802874	11.053176	-6.35%	189,198
2017	10.203256	11.802874	15.68%	224,674
2016	9.552209	10.203256	6.82%	289,092
2015	9.930687	9.552209	-3.81%	373,276
2014*	10.000000	9.930687	-0.69%	297,106
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.889292	15.673888	5.27%	23,880
2019	12.404517	14.889292	20.03%	29,325
2018	12.940561	12.404517	-4.14%	37,897
2017	10.805847	12.940561	19.76%	26,652
2016	9.978700	10.805847	8.29%	27,688
2015	10.126626	9.978700	-1.46%	28,782
2014*	10.000000	10.126626	1.27%	15,462
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.870968	44.169662	16.63%	125,812
2019	28.024381	37.870968	35.14%	203,383
2018	28.928376	28.024381	-3.12%	191,256
2017	23.135026	28.928376	25.04%	278,744
2016	22.753747	23.135026	1.68%	285,989
2015	22.059889	22.753747	3.15%	143,292
2014	20.650430	22.059889	6.83%	106,350
2013	15.398590	20.650430	34.11%	93,813
2012	13.215069	15.398590	16.52%	91,478
2011	13.773149	13.215069	-4.05%	70,492
107

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.216269	29.149391	-0.23%	76,808
2019	23.437557	29.216269	24.66%	101,445
2018	26.312786	23.437557	-10.93%	116,012
2017	24.658730	26.312786	6.71%	135,495
2016	20.845233	24.658730	18.29%	140,170
2015	22.168908	20.845233	-5.97%	124,520
2014	19.946708	22.168908	11.14%	101,174
2013	15.394976	19.946708	29.57%	85,352
2012	13.671001	15.394976	12.61%	46,492
2011	13.825581	13.671001	-1.12%	36,336
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.792880	17.93%	155,269
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.845164	52.141092	11.31%	125,533
2019	37.888011	46.845164	23.64%	135,481
2018	43.454650	37.888011	-12.81%	154,504
2017	38.140840	43.454650	13.93%	165,423
2016	32.221668	38.140840	18.37%	144,420
2015	33.597035	32.221668	-4.09%	164,045
2014	31.203815	33.597035	7.67%	127,426
2013	23.834214	31.203815	30.92%	106,446
2012	20.619756	23.834214	15.59%	69,569
2011	21.501436	20.619756	-4.10%	51,925
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.046382	21.445289	-2.73%	63,863
2019	18.090869	22.046382	21.86%	70,356
2018	21.172012	18.090869	-14.55%	69,392
2017	18.899743	21.172012	12.02%	83,332
2016	16.332646	18.899743	15.72%	130,141
2015	17.091435	16.332646	-4.44%	105,353
2014	14.843036	17.091435	15.15%	74,630
2013	11.117741	14.843036	33.51%	60,511
2012	9.711509	11.117741	14.48%	35,506
2011	10.103648	9.711509	-3.88%	21,965
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	34.583483	47.817773	38.27%	35,698
2019	25.961379	34.583483	33.21%	38,552
2018	28.748035	25.961379	-9.69%	43,305
2017	23.437524	28.748035	22.66%	47,714
2016	22.041440	23.437524	6.33%	50,032
2015	22.281846	22.041440	-1.08%	77,023
2014	22.083646	22.281846	0.90%	38,225
2013	15.590460	22.083646	41.65%	25,199
2012	14.010209	15.590460	11.28%	30,456
2011	14.361230	14.010209	-2.44%	25,444
108

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.932807	40.206664	3.27%	25,823
2019	33.335144	38.932807	16.79%	25,923
2018	40.880529	33.335144	-18.46%	34,052
2017	38.199668	40.880529	7.02%	41,791
2016	30.903389	38.199668	23.61%	44,216
2015	33.513737	30.903389	-7.79%	42,345
2014	31.900538	33.513737	5.06%	35,371
2013	23.152434	31.900538	37.78%	27,179
2012	19.558424	23.152434	18.38%	21,389
2011	21.022225	19.558424	-6.96%	19,841
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.519910	48.785383	20.40%	24,441
2019	32.850031	40.519910	23.35%	28,864
2018	38.303059	32.850031	-14.24%	29,710
2017	34.385474	38.303059	11.39%	33,244
2016	28.514738	34.385474	20.59%	33,743
2015	29.538217	28.514738	-3.46%	37,975
2014	29.852578	29.538217	-1.05%	36,197
2013	21.584842	29.852578	38.30%	31,850
2012	19.037780	21.584842	13.38%	16,562
2011	20.538617	19.037780	-7.31%	16,177
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.261960	22.609577	11.59%	27,261
2019	16.076167	20.261960	26.04%	32,809
2018	17.200381	16.076167	-6.54%	38,463
2017	14.010264	17.200381	22.77%	79,156
2016	12.539184	14.010264	11.73%	44,904
2015	12.896912	12.539184	-2.77%	44,642
2014	12.299836	12.896912	4.85%	53,562
2013	8.708625	12.299836	41.24%	73,005
2012	7.575239	8.708625	14.96%	40,751
2011	8.713869	7.575239	-13.07%	14,849
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.082729	23.512340	11.52%	31,198
2019	16.998106	21.082729	24.03%	38,134
2018	18.354401	16.998106	-7.39%	40,664
2017	15.758195	18.354401	16.48%	55,889
2016	14.543528	15.758195	8.35%	60,774
2015	14.842112	14.543528	-2.01%	58,166
2014	13.648971	14.842112	8.74%	50,943
2013	10.011241	13.648971	36.34%	48,874
2012	9.134578	10.011241	9.60%	14,265
2011	9.596199	9.134578	-4.81%	21,496
109

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.208962	15.968771	-7.21%	239,146
2019	13.406967	17.208962	28.36%	261,333
2018	14.202418	13.406967	-5.60%	327,685
2017	13.597376	14.202418	4.45%	377,844
2016	12.892526	13.597376	5.47%	412,919
2015	13.888310	12.892526	-7.17%	467,082
2014	10.974612	13.888310	26.55%	469,479
2013	10.859827	10.974612	1.06%	385,410
2012	9.548921	10.859827	13.73%	215,434
2011	9.142631	9.548921	4.44%	143,516
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.332256	23.578445	15.97%	969,930
2019	15.792487	20.332256	28.75%	1,078,502
2018	16.873020	15.792487	-6.40%	1,237,938
2017	14.144470	16.873020	19.29%	1,343,042
2016	12.903330	14.144470	9.62%	1,272,284
2015	12.990655	12.903330	-0.67%	1,278,156
2014	11.675089	12.990655	11.27%	780,079
2013*	10.000000	11.675089	16.75%	339,976
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.380358	10.503532	1.19%	287,676
2019	10.134906	10.380358	2.42%	294,860
2018	10.216813	10.134906	-0.80%	300,309
2017	10.221076	10.216813	-0.04%	342,701
2016	10.134303	10.221076	0.86%	362,091
2015	10.334346	10.134303	-1.94%	370,051
2014	10.450771	10.334346	-1.11%	389,414
2013	10.609527	10.450771	-1.50%	358,477
2012	10.415485	10.609527	1.86%	270,844
2011	10.448755	10.415485	-0.32%	122,888
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.314187	20.328494	17.41%	111,818
2019	14.081052	17.314187	22.96%	163,456
2018	16.142471	14.081052	-12.77%	206,069
2017	14.366826	16.142471	12.36%	206,109
2016	12.078820	14.366826	18.94%	151,468
2015	12.905266	12.078820	-6.40%	237,785
2014	12.544163	12.905266	2.88%	182,073
2013*	10.000000	12.544163	25.44%	112,853
110

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.471497	35.489616	57.93%	113,948
2019	16.688973	22.471497	34.65%	131,006
2018	18.248063	16.688973	-8.54%	148,411
2017	14.541635	18.248063	25.49%	165,998
2016	13.933674	14.541635	4.36%	159,423
2015	14.209370	13.933674	-1.94%	200,445
2014	13.922552	14.209370	2.06%	93,822
2013	10.207959	13.922552	36.39%	85,895
2012	9.049132	10.207959	12.81%	54,954
2011	9.624361	9.049132	-5.98%	46,538
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	44.165770	60.717128	37.48%	1,662
2019	33.879424	44.165770	30.36%	2,106
2018	36.850254	33.879424	-8.06%	661
2017	30.063241	36.850254	22.58%	752
2016	29.330103	30.063241	2.50%	894
2015	29.513430	29.330103	-0.62%	1,133
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.190905	10.374593	1.80%	17,943
2019	9.988357	10.190905	2.03%	21,023
2018	10.049066	9.988357	-0.60%	36,231
2017	10.121807	10.049066	-0.72%	39,507
2016	10.162021	10.121807	-0.40%	43,576
2015	10.308321	10.162021	-1.42%	92,190
2014	10.412426	10.308321	-1.00%	99,218
2013	10.516856	10.412426	-0.99%	99,298
2012	10.217747	10.516856	2.93%	157,364
2011	10.353523	10.217747	-1.31%	84,960
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	34.391585	40.461532	17.65%	238
2019	27.764011	34.391585	23.87%	238
2018	29.931936	27.764011	-7.24%	238
2017	25.683801	29.931936	16.54%	238
2016	23.757299	25.683801	8.11%	11,457
2015	24.256053	23.757299	-2.06%	11,457
2014	22.331964	24.256053	8.62%	11,457
2013	16.492999	22.331964	35.40%	11,457
2012	15.103511	16.492999	9.20%	11,457
2011	15.836435	15.103511	-4.63%	11,457
111

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.871101	12.319194	3.77%	106,882
2019	10.566373	11.871101	12.35%	199,577
2018	11.474398	10.566373	-7.91%	210,698
2017	10.577243	11.474398	8.48%	215,798
2016	10.158036	10.577243	4.13%	225,149
2015	10.840234	10.158036	-6.29%	244,128
2014	10.727895	10.840234	1.05%	247,444
2013	10.144884	10.727895	5.75%	176,987
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.680633	13.082940	3.17%	5,191
2019	11.048315	12.680633	14.77%	5,909
2018	12.351354	11.048315	-10.55%	8,610
2017	10.697215	12.351354	15.46%	11,973
2016	10.338094	10.697215	3.47%	13,224
2015	11.593542	10.338094	-10.83%	19,993
2014	11.678813	11.593542	-0.73%	21,710
2013	10.263615	11.678813	13.79%	10,258
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.663590	13.150092	3.84%	5,678
2019	11.105641	12.663590	14.03%	5,604
2018	12.217623	11.105641	-9.10%	12,709
2017	10.927773	12.217623	11.80%	30,949
2016	10.491744	10.927773	4.16%	43,999
2015	11.424649	10.491744	-8.17%	60,676
2014	11.327403	11.424649	0.86%	62,420
2013	10.281267	11.327403	10.18%	12,555
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.698352	12.421487	6.18%	276,911
2019	10.639140	11.698352	9.96%	309,638
2018	11.436018	10.639140	-6.97%	338,632
2017	10.250117	11.436018	11.57%	379,912
2016	9.225722	10.250117	11.10%	416,274
2015	10.324354	9.225722	-10.64%	478,812
2014	10.444724	10.324354	-1.15%	619,632
2013	10.602967	10.444724	-1.49%	656,709
2012*	10.000000	10.602967	6.03%	241,540
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.136302	11.679146	4.87%	58,189
2019	9.871032	11.136302	12.82%	67,229
2018	10.541075	9.871032	-6.36%	78,243
2017	9.757685	10.541075	8.03%	74,418
2016	8.758631	9.757685	11.41%	68,750
2015	9.116675	8.758631	-3.93%	39,474
2014	9.136582	9.116675	-0.22%	27,519
112

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.712590	12.754023	8.89%	68,099
2019	11.132906	11.712590	5.21%	85,827
2018	11.795411	11.132906	-5.62%	113,497
2017	10.824681	11.795411	8.97%	122,589
2016	10.689839	10.824681	1.26%	124,529
2015	11.703429	10.689839	-8.66%	145,880
2014	11.858036	11.703429	-1.30%	160,713
2013	12.897848	11.858036	-8.06%	168,665
2012	12.456362	12.897848	3.54%	195,509
2011	11.675695	12.456362	6.69%	160,938
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.246072	11.385902	1.24%	594,854
2019	10.997420	11.246072	2.26%	593,879
2018	11.150787	10.997420	-1.38%	649,479
2017	11.191469	11.150787	-0.36%	732,922
2016	11.226438	11.191469	-0.31%	899,089
2015	11.385207	11.226438	-1.39%	1,036,618
2014	11.484399	11.385207	-0.86%	1,113,484
2013	11.698304	11.484399	-1.83%	1,133,239
2012	11.242559	11.698304	4.05%	918,310
2011	11.310867	11.242559	-0.60%	420,115
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.248143	10.300015	0.51%	124,297
2019	10.141336	10.248143	1.05%	438,676
2018	10.162124	10.141336	-0.20%	92,589
2017	10.094215	10.162124	0.67%	36,884
2016*	10.000000	10.094215	0.94%	28,304
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.376125	12.149091	6.79%	1,239,163
2019	10.680267	11.376125	6.52%	1,266,107
2018	10.924265	10.680267	-2.23%	1,357,391
2017	10.591226	10.924265	3.14%	1,565,850
2016	10.491897	10.591226	0.95%	1,632,178
2015	10.626842	10.491897	-1.27%	1,720,891
2014	10.367567	10.626842	2.50%	1,692,578
2013	10.756996	10.367567	-3.62%	1,680,768
2012	9.983857	10.756996	7.74%	1,232,455
2011*	10.000000	9.983857	-0.16%	214,930
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.030865	24.610441	36.49%	10,532
2019	13.400375	18.030865	34.55%	9,586
2018	13.302903	13.400375	0.73%	6,635
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0
113

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.529752	22.644677	10.30%	3,000
2019	16.670429	20.529752	23.15%	3,016
2018	20.946855	16.670429	-20.42%	551
2017	16.816501	20.946855	24.56%	1,316
2016	17.518996	16.816501	-4.01%	0
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.476569	34.77%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.988047	13.521785	4.11%	21,750
2019	10.121739	12.988047	28.32%	15,657
2018	11.241523	10.121739	-9.96%	9,722
2017*	10.000000	11.241523	12.42%	5,249
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.112005	54.838878	27.20%	211,780
2019	34.061263	43.112005	26.57%	261,483
2018	34.324050	34.061263	-0.77%	301,648
2017	27.398763	34.324050	25.28%	344,826
2016	31.184755	27.398763	-12.14%	397,754
2015	28.177929	31.184755	10.67%	470,478
2014	21.822141	28.177929	29.13%	362,003
2013	14.734130	21.822141	48.11%	256,394
2012	11.430744	14.734130	28.90%	100,713
2011	10.523301	11.430744	8.62%	48,641
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.694838	6.658767	16.93%	166,263
2019	5.188386	5.694838	9.76%	197,131
2018	7.367245	5.188386	-29.57%	271,660
2017	7.637256	7.367245	-3.54%	197,385
2016	5.411695	7.637256	41.13%	268,362
2015	8.286172	5.411695	-34.69%	220,641
2014	10.441073	8.286172	-20.64%	207,127
2013	9.620384	10.441073	8.53%	171,540
2012*	10.000000	9.620384	-3.80%	81,021
114

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.853910	6.861152	17.21%	7,634
2019	5.317911	5.853910	10.08%	12,244
2018	7.535888	5.317911	-29.43%	19,125
2017	7.790347	7.535888	-3.27%	22,165
2016	5.508765	7.790347	41.42%	25,688
2015	8.412079	5.508765	-34.51%	29,900
2014	10.567866	8.412079	-20.40%	34,862
2013	9.716203	10.567866	8.77%	48,645
2012*	10.000000	9.716203	-2.84%	93,844
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.772559	10.435925	-3.12%	495
2019*	10.000000	10.772559	7.73%	3,826
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.572078	55.229967	55.26%	59,807
2019	28.959959	35.572078	22.83%	68,477
2018	29.053273	28.959959	-0.32%	130,676
2017	23.458347	29.053273	23.85%	150,879
2016	22.124780	23.458347	6.03%	119,333
2015	23.151933	22.124780	-4.44%	156,022
2014	23.978696	23.151933	-3.45%	109,252
2013	16.220645	23.978696	47.83%	75,753
2012	15.282160	16.220645	6.14%	41,784
2011	16.278442	15.282160	-6.12%	40,202
115

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.504200	11.665297	1.40%	0
2019	10.323397	11.504200	11.44%	0
2018	11.524549	10.323397	-10.42%	0
2017	10.423615	11.524549	10.56%	0
2016	10.427321	10.423615	-0.04%	0
2015	10.925246	10.427321	-4.56%	0
2014	10.841982	10.925246	0.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	23.201675	22.990668	-0.91%	0
2019	19.410278	23.201675	19.53%	0
2018	21.322917	19.410278	-8.97%	0
2017	18.590806	21.322917	14.70%	0
2016	17.307399	18.590806	7.42%	0
2015	17.646282	17.307399	-1.92%	0
2014	16.697230	17.646282	5.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.531786	8.432613	-1.16%	0
2019	7.554555	8.531786	12.94%	0
2018*	10.000000	7.554555	-24.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	29.417452	29.315100	-0.35%	0
2019	25.371692	29.417452	15.95%	0
2018	30.981865	25.371692	-18.11%	0
2017	28.388004	30.981865	9.14%	0
2016	23.522131	28.388004	20.69%	0
2015	25.793776	23.522131	-8.81%	0
2014	24.483755	25.793776	5.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.310595	10.923063	5.94%	0
2019	9.790805	10.310595	5.31%	0
2018	10.420552	9.790805	-6.04%	0
2017	10.393542	10.420552	0.26%	0
2016	10.295554	10.393542	0.95%	0
2015	10.916420	10.295554	-5.69%	0
2014	10.928349	10.916420	-0.11%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	22.503325	24.251927	7.77%	0
2019	18.805246	22.503325	19.67%	0
2018	20.958515	18.805246	-10.27%	0
2017	18.014839	20.958515	16.34%	0
2016	16.455652	18.014839	9.48%	0
2015	18.093696	16.455652	-9.05%	0
2014	16.657015	18.093696	8.63%	0
116

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	24.865602	24.311766	-2.23%	0
2019	19.934351	24.865602	24.74%	0
2018	23.689532	19.934351	-15.85%	0
2017	21.975418	23.689532	7.80%	0
2016	18.516504	21.975418	18.68%	0
2015	19.455805	18.516504	-4.83%	0
2014	17.308897	19.455805	12.40%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	23.677144	23.085765	-2.50%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.716206	11.089214	3.48%	0
2019	9.647991	10.716206	11.07%	0
2018	10.275885	9.647991	-6.11%	0
2017	9.923175	10.275885	3.55%	0
2016	9.094993	9.923175	9.11%	0
2015*	10.000000	9.094993	-9.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.680777	10.161071	4.96%	0
2019	9.172154	9.680777	5.55%	0
2018	9.555850	9.172154	-4.02%	0
2017	9.574080	9.555850	-0.19%	0
2016	9.662298	9.574080	-0.91%	0
2015*	10.000000	9.662298	-3.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.440886	13.461319	0.15%	0
2019	10.904874	13.440886	23.26%	0
2018	12.182747	10.904874	-10.49%	0
2017	10.813913	12.182747	12.66%	0
2016	9.634600	10.813913	12.24%	0
2015*	10.000000	9.634600	-3.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.686316	17.142886	16.73%	0
2019	12.897432	14.686316	13.87%	0
2018	14.434122	12.897432	-10.65%	0
2017	13.125858	14.434122	9.97%	0
2016	13.075012	13.125858	0.39%	0
2015	13.658038	13.075012	-4.27%	0
2014	13.856439	13.658038	-1.43%	0
117

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	11.857573	12.365841	4.29%	0
2019	10.230902	11.857573	15.90%	0
2018	12.550962	10.230902	-18.49%	0
2017	11.281184	12.550962	11.26%	0
2016	10.125706	11.281184	11.41%	0
2015	10.741599	10.125706	-5.73%	0
2014*	10.000000	10.741599	7.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	32.995532	35.300912	6.99%	0
2019	27.919655	32.995532	18.18%	0
2018	31.725924	27.919655	-12.00%	0
2017	29.185401	31.725924	8.70%	0
2016	24.002952	29.185401	21.59%	0
2015	25.414245	24.002952	-5.55%	0
2014	25.001148	25.414245	1.65%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	26.163758	29.782040	13.83%	0
2019	20.678552	26.163758	26.53%	0
2018	22.479763	20.678552	-8.01%	0
2017	19.176568	22.479763	17.23%	0
2016	17.793298	19.176568	7.77%	0
2015	18.242123	17.793298	-2.46%	0
2014	16.678944	18.242123	9.37%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	23.639977	28.204769	19.31%	0
2019	18.004254	23.639977	31.30%	0
2018	20.046238	18.004254	-10.19%	0
2017	16.320048	20.046238	22.83%	0
2016	15.678515	16.320048	4.09%	0
2015	16.665899	15.678515	-5.92%	0
2014	15.983625	16.665899	4.27%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	17.481610	20.214374	15.63%	0
2019	14.880204	17.481610	17.48%	0
2018	19.069444	14.880204	-21.97%	0
2017	15.854268	19.069444	20.28%	0
2016	14.036999	15.854268	12.95%	0
2015	14.891727	14.036999	-5.74%	0
2014	15.199190	14.891727	-2.02%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.531262	10.826011	2.80%	0
2019	9.346298	10.531262	12.68%	0
2018	10.069731	9.346298	-7.18%	0
2017*	10.000000	10.069731	0.70%	0
118

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.149425	14.330510	-5.41%	0
2019	12.266172	15.149425	23.51%	0
2018	15.275771	12.266172	-19.70%	0
2017	14.133645	15.275771	8.08%	0
2016	11.148765	14.133645	26.77%	0
2015	12.325890	11.148765	-9.55%	0
2014	12.068509	12.325890	2.13%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	9.868057	9.733187	-1.37%	0
2019	9.530185	9.868057	3.55%	0
2018	9.865701	9.530185	-3.40%	0
2017	9.861952	9.865701	0.04%	0
2016	9.360221	9.861952	5.36%	0
2015	9.776658	9.360221	-4.26%	0
2014*	10.000000	9.776658	-2.23%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.419464	10.146791	-2.62%	0
2019	8.985500	10.419464	15.96%	0
2018*	10.000000	8.985500	-10.15%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	10.741792	11.203823	4.30%	0
2019	10.175310	10.741792	5.57%	0
2018	10.607610	10.175310	-4.08%	0
2017	10.572182	10.607610	0.34%	0
2016	10.559038	10.572182	0.12%	0
2015	10.967586	10.559038	-3.73%	0
2014	10.956954	10.967586	0.10%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.160324	12.858972	26.56%	0
2019	8.132752	10.160324	24.93%	0
2018*	10.000000	8.132752	-18.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	14.037567	15.236016	8.54%	0
2019	12.541302	14.037567	11.93%	0
2018	13.549189	12.541302	-7.44%	0
2017	12.420680	13.549189	9.09%	0
2016	12.205000	12.420680	1.77%	0
2015	12.688851	12.205000	-3.81%	0
2014	12.591633	12.688851	0.77%	0
119

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	15.335808	17.013007	10.94%	0
2019	13.229227	15.335808	15.92%	0
2018	14.568852	13.229227	-9.20%	0
2017	12.957489	14.568852	12.44%	0
2016	12.663592	12.957489	2.32%	0
2015	13.156195	12.663592	-3.74%	0
2014	13.007444	13.156195	1.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	16.917271	19.081858	12.80%	0
2019	14.095672	16.917271	20.02%	0
2018	15.856800	14.095672	-11.11%	0
2017	13.584865	15.856800	16.72%	0
2016	13.205449	13.584865	2.87%	0
2015	13.728884	13.205449	-3.81%	0
2014	13.554498	13.728884	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	12.819219	15.139320	18.10%	0
2019	10.680866	12.819219	20.02%	0
2018	11.560924	10.680866	-7.61%	0
2017	10.295017	11.560924	12.30%	0
2016*	10.000000	10.295017	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	30.347722	38.219446	25.94%	0
2019	23.906432	30.347722	26.94%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	10.279290	6.671045	-35.10%	0
2019	9.679076	10.279290	6.20%	0
2018	13.307553	9.679076	-27.27%	0
2017	14.153207	13.307553	-5.97%	0
2016	10.962034	14.153207	29.11%	0
2015	14.305143	10.962034	-23.37%	0
2014	16.958991	14.305143	-15.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	21.324377	21.948676	2.93%	0
2019	17.349087	21.324377	22.91%	0
2018	19.619772	17.349087	-11.57%	0
2017	18.009032	19.619772	8.94%	0
2016	15.820151	18.009032	13.84%	0
2015	17.084243	15.820151	-7.40%	0
2014	16.286267	17.084243	4.90%	0
120

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	13.795205	14.352966	4.04%	0
2019	11.000764	13.795205	25.40%	0
2018	12.530312	11.000764	-12.21%	0
2017	11.110845	12.530312	12.78%	0
2016*	10.000000	11.110845	11.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	29.426851	40.849329	38.82%	0
2019	22.713586	29.426851	29.56%	0
2018	23.595348	22.713586	-3.74%	0
2017	18.096917	23.595348	30.38%	0
2016	18.610453	18.096917	-2.76%	0
2015	18.002586	18.610453	3.38%	0
2014	16.770040	18.002586	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.999965	11.611760	5.56%	0
2019	10.397489	10.999965	5.79%	0
2018	10.839626	10.397489	-4.08%	0
2017	10.778223	10.839626	0.57%	0
2016	10.667341	10.778223	1.04%	0
2015	11.125955	10.667341	-4.12%	0
2014	10.893647	11.125955	2.13%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	34.112262	38.880487	13.98%	0
2019	28.639769	34.112262	19.11%	0
2018	34.758032	28.639769	-17.60%	0
2017	29.816831	34.758032	16.57%	0
2016	27.546998	29.816831	8.24%	0
2015	28.958930	27.546998	-4.88%	0
2014	28.243737	28.958930	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	20.271272	22.608042	11.53%	0
2019	16.441376	20.271272	23.29%	0
2018	20.020561	16.441376	-17.88%	0
2017	15.925651	20.020561	25.71%	0
2016	17.383507	15.925651	-8.39%	0
2015	17.403201	17.383507	-0.11%	0
2014	19.625650	17.403201	-11.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	26.292491	27.463721	4.45%	0
2019	20.275662	26.292491	29.68%	0
2018	25.420098	20.275662	-20.24%	0
2017	22.072158	25.420098	15.17%	0
2016	20.886737	22.072158	5.68%	0
2015	22.311516	20.886737	-6.39%	0
2014	21.662121	22.311516	3.00%	0
121

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.023622	12.992264	8.06%	0
2019	10.373723	12.023622	15.90%	0
2018	11.875747	10.373723	-12.65%	0
2017	10.966164	11.875747	8.29%	0
2016	10.018777	10.966164	9.46%	0
2015	11.047194	10.018777	-9.31%	0
2014	11.107885	11.047194	-0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.031940	13.662946	-2.63%	0
2019	12.502891	14.031940	12.23%	0
2018	13.513669	12.502891	-7.48%	0
2017	12.740979	13.513669	6.06%	0
2016	11.554155	12.740979	10.27%	0
2015	12.855454	11.554155	-10.12%	0
2014	12.707614	12.855454	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	26.238991	29.425194	12.14%	0
2019	20.996616	26.238991	24.97%	0
2018	22.878566	20.996616	-8.23%	0
2017	19.622599	22.878566	16.59%	0
2016	17.485210	19.622599	12.22%	0
2015	18.766587	17.485210	-6.83%	0
2014	17.849950	18.766587	5.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	29.799859	30.311662	1.72%	0
2019	24.390307	29.799859	22.18%	0
2018	28.956561	24.390307	-15.77%	0
2017	27.059477	28.956561	7.01%	0
2016	21.491976	27.059477	25.91%	0
2015	23.998424	21.491976	-10.44%	0
2014	24.676786	23.998424	-2.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.024993	12.493049	13.32%	0
2019	8.998788	11.024993	22.52%	0
2018	11.053867	8.998788	-18.59%	0
2017	8.140220	11.053867	35.79%	0
2016	7.167023	8.140220	13.58%	0
2015	9.219167	7.167023	-22.26%	0
2014*	10.000000	9.219167	-7.81%	0
122

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	15.780789	15.083188	-4.42%	0
2019	14.502287	15.780789	8.82%	0
2018	17.739693	14.502287	-18.25%	0
2017	15.719134	17.739693	12.85%	0
2016	15.165896	15.719134	3.65%	0
2015	16.772779	15.165896	-9.58%	0
2014	19.518283	16.772779	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.705438	7.973495	-8.41%	0
2019	8.824895	8.705438	-1.35%	0
2018	8.954272	8.824895	-1.44%	0
2017	9.084052	8.954272	-1.43%	0
2016	9.125036	9.084052	-0.45%	0
2015	9.861052	9.125036	-7.46%	0
2014*	10.000000	9.861052	-1.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.203042	11.278992	0.68%	0
2019	10.349897	11.203042	8.24%	0
2018	11.190372	10.349897	-7.51%	0
2017	10.229785	11.190372	9.39%	0
2016	10.138129	10.229785	0.90%	0
2015	11.131775	10.138129	-8.93%	0
2014	11.074706	11.131775	0.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.763222	10.075430	3.20%	0
2019	9.277883	9.763222	5.23%	0
2018*	10.000000	9.277883	-7.22%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.760973	9.097762	3.84%	0
2019	8.627432	8.760973	1.55%	0
2018	9.400567	8.627432	-8.22%	0
2017	9.375927	9.400567	0.26%	0
2016	9.742132	9.375927	-3.76%	0
2015	9.891708	9.742132	-1.51%	0
2014	9.773846	9.891708	1.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.243984	27.797990	37.31%	0
2019	15.345007	20.243984	31.93%	0
2018	16.514340	15.345007	-7.08%	0
2017	13.442770	16.514340	22.85%	0
2016	13.625409	13.442770	-1.34%	0
2015	13.451479	13.625409	1.29%	0
2014	12.860045	13.451479	4.60%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.463246	44.63%	0
123

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	30.535103	37.599700	23.14%	0
2019	24.021242	30.535103	27.12%	0
2018	28.688677	24.021242	-16.27%	0
2017	21.760733	28.688677	31.84%	0
2016	22.536737	21.760733	-3.44%	0
2015	22.480353	22.536737	0.25%	0
2014	22.779257	22.480353	-1.31%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.473345	9.434734	-0.41%	0
2019	8.857171	9.473345	6.96%	0
2018	9.596803	8.857171	-7.71%	0
2017	9.358443	9.596803	2.55%	0
2016	9.106387	9.358443	2.77%	0
2015	9.657875	9.106387	-5.71%	0
2014	9.744677	9.657875	-0.89%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	23.948644	26.329467	9.94%	0
2019	18.799276	23.948644	27.39%	0
2018	21.157971	18.799276	-11.15%	0
2017	18.757277	21.157971	12.80%	0
2016	17.426568	18.757277	7.64%	0
2015	17.478271	17.426568	-0.30%	0
2014	16.371924	17.478271	6.76%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.268121	15.030635	5.34%	0
2019	11.800468	14.268121	20.91%	0
2018	13.807251	11.800468	-14.53%	0
2017	12.452305	13.807251	10.88%	0
2016	11.378347	12.452305	9.44%	0
2015	12.292964	11.378347	-7.44%	0
2014	12.203709	12.292964	0.73%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	31.293192	36.202733	15.69%	0
2019	25.656083	31.293192	21.97%	0
2018	29.663274	25.656083	-13.51%	0
2017	26.926832	29.663274	10.16%	0
2016	23.661428	26.926832	13.80%	0
2015	26.056966	23.661428	-9.19%	0
2014	24.133495	26.056966	7.97%	0
124

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	9.836836	11.513880	17.05%	0
2019	7.950201	9.836836	23.73%	0
2018	10.221844	7.950201	-22.22%	0
2017	8.358972	10.221844	22.29%	0
2016	8.884698	8.358972	-5.92%	0
2015	8.911170	8.884698	-0.30%	0
2014*	10.000000	8.911170	-10.89%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.494540	15.961447	10.12%	0
2019	12.308532	14.494540	17.76%	0
2018	13.463364	12.308532	-8.58%	0
2017	11.770515	13.463364	14.38%	0
2016	12.491951	11.770515	-5.78%	0
2015	14.094890	12.491951	-11.37%	0
2014	15.386235	14.094890	-8.39%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	11.980561	12.283537	2.53%	0
2019	11.142209	11.980561	7.52%	0
2018	11.773586	11.142209	-5.36%	0
2017	11.412017	11.773586	3.17%	0
2016	10.156277	11.412017	12.36%	0
2015	11.233696	10.156277	-9.59%	0
2014	11.399893	11.233696	-1.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.251148	27.738863	44.09%	0
2019	14.432239	19.251148	33.39%	0
2018	14.936402	14.432239	-3.38%	0
2017	12.170906	14.936402	22.72%	0
2016	11.859816	12.170906	2.62%	0
2015	13.017069	11.859816	-8.89%	0
2014	12.479277	13.017069	4.31%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	23.103701	25.475799	10.27%	0
2019	19.539825	23.103701	18.24%	0
2018	20.123677	19.539825	-2.90%	0
2017	17.613898	20.123677	14.25%	0
2016	17.458461	17.613898	0.89%	0
2015	17.980482	17.458461	-2.90%	0
2014	17.178801	17.980482	4.67%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.619345	10.255555	6.61%	0
2019	9.103030	9.619345	5.67%	0
2018	9.538134	9.103030	-4.56%	0
2017	9.542769	9.538134	-0.05%	0
2016	9.653051	9.542769	-1.14%	0
2015*	10.000000	9.653051	-3.47%	0
125

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	38.969249	52.394235	34.45%	0
2019	29.447016	38.969249	32.34%	0
2018	29.943221	29.447016	-1.66%	0
2017	23.817262	29.943221	25.72%	0
2016	24.158537	23.817262	-1.41%	0
2015	22.318647	24.158537	8.24%	0
2014	21.278457	22.318647	4.89%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	29.013017	42.289386	45.76%	0
2019	20.717273	29.013017	40.04%	0
2018	21.235447	20.717273	-2.44%	0
2017	15.151965	21.235447	40.15%	0
2016	13.761267	15.151965	10.11%	0
2015	13.599120	13.761267	1.19%	0
2014	12.860941	13.599120	5.74%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	22.646883	25.408226	12.19%	0
2019	18.483303	22.646883	22.53%	0
2018	22.528118	18.483303	-17.95%	0
2017	17.808378	22.528118	26.50%	0
2016	19.738579	17.808378	-9.78%	0
2015	22.383540	19.738579	-11.82%	0
2014	26.334916	22.383540	-15.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.362946	8.938360	-4.53%	0
2019	8.195634	9.362946	14.24%	0
2018	10.408701	8.195634	-21.26%	0
2017	8.419716	10.408701	23.62%	0
2016	7.208206	8.419716	16.81%	0
2015	9.324686	7.208206	-22.70%	0
2014*	10.000000	9.324686	-6.75%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	9.915118	10.300044	3.88%	0
2019	9.458031	9.915118	4.83%	0
2018	9.884083	9.458031	-4.31%	0
2017	9.840222	9.884083	0.45%	0
2016*	10.000000	9.840222	-1.60%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	19.461481	27.398814	40.78%	0
2019	14.245516	19.461481	36.61%	0
2018	14.992121	14.245516	-4.98%	0
2017	12.270871	14.992121	22.18%	0
2016	11.662293	12.270871	5.22%	0
2015	12.324849	11.662293	-5.38%	0
2014	13.778280	12.324849	-10.55%	0
126

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	27.119876	27.069174	-0.19%	0
2019	21.655546	27.119876	25.23%	0
2018	24.986994	21.655546	-13.33%	0
2017	22.017262	24.986994	13.49%	0
2016	20.009866	22.017262	10.03%	0
2015	20.887858	20.009866	-4.20%	0
2014	19.600874	20.887858	6.57%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.710385	11.962351	11.69%	0
2019*	10.000000	10.710385	7.10%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	18.303893	21.276497	16.24%	0
2019	15.064003	18.303893	21.51%	0
2018	17.259675	15.064003	-12.72%	0
2017	14.072533	17.259675	22.65%	0
2016	14.013057	14.072533	0.42%	0
2015	13.629792	14.013057	2.81%	0
2014	13.937065	13.629792	-2.20%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	15.958080	18.857152	18.17%	0
2019	11.822581	15.958080	34.98%	0
2018	12.158432	11.822581	-2.76%	0
2017	9.814061	12.158432	23.89%	0
2016	9.587921	9.814061	2.36%	0
2015*	10.000000	9.587921	-4.12%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.142255	31.42%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.450606	34.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	10.802987	11.235069	4.00%	0
2019	10.099931	10.802987	6.96%	0
2018	10.542541	10.099931	-4.20%	0
2017	10.294452	10.542541	2.41%	0
2016	10.055497	10.294452	2.38%	0
2015	10.485965	10.055497	-4.11%	0
2014	10.081087	10.485965	4.02%	0
127

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	19.180228	19.573457	2.05%	0
2019	17.372984	19.180228	10.40%	0
2018	19.331169	17.372984	-10.13%	0
2017	18.240450	19.331169	5.98%	0
2016	17.056394	18.240450	6.94%	0
2015	17.848386	17.056394	-4.44%	0
2014	17.939035	17.848386	-0.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	10.812032	10.304978	-4.69%	0
2019	8.744163	10.812032	23.65%	0
2018	9.819010	8.744163	-10.95%	0
2017	9.021389	9.819010	8.84%	0
2016	8.113864	9.021389	11.18%	0
2015*	10.000000	8.113864	-18.86%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.201272	20.089031	10.37%	0
2019	15.179251	18.201272	19.91%	0
2018	16.915212	15.179251	-10.26%	0
2017	14.883261	16.915212	13.65%	0
2016	13.864078	14.883261	7.35%	0
2015	15.444279	13.864078	-10.23%	0
2014	16.308112	15.444279	-5.30%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	10.766827	15.696442	45.79%	0
2019	8.381764	10.766827	28.46%	0
2018	10.403970	8.381764	-19.44%	0
2017	8.569495	10.403970	21.41%	0
2016	9.085734	8.569495	-5.68%	0
2015	9.457803	9.085734	-3.93%	0
2014	9.914690	9.457803	-4.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.206205	16.468606	8.30%	0
2019	13.019292	15.206205	16.80%	0
2018	14.171835	13.019292	-8.13%	0
2017	12.655261	14.171835	11.98%	0
2016	12.005427	12.655261	5.41%	0
2015	12.294156	12.005427	-2.35%	0
2014	12.109411	12.294156	1.53%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.507265	10.039936	5.60%	0
2019	9.021274	9.507265	5.39%	0
2018	9.432105	9.021274	-4.36%	0
2017	9.449583	9.432105	-0.18%	0
2016	9.518867	9.449583	-0.73%	0
2015	9.866520	9.518867	-3.52%	0
2014	9.719325	9.866520	1.51%	0
128

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	18.764348	23.576257	25.64%	0
2019	14.397291	18.764348	30.33%	0
2018	16.440804	14.397291	-12.43%	0
2017	12.980286	16.440804	26.66%	0
2016	13.396894	12.980286	-3.11%	0
2015	13.003295	13.396894	3.03%	0
2014	13.204701	13.003295	-1.53%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	20.186473	29.573642	46.50%	0
2019	16.022604	20.186473	25.99%	0
2018	16.682114	16.022604	-3.95%	0
2017	13.497524	16.682114	23.59%	0
2016	12.796897	13.497524	5.47%	0
2015	12.434441	12.796897	2.91%	0
2014	11.898931	12.434441	4.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	16.398167	17.930817	9.35%	0
2019	13.494144	16.398167	21.52%	0
2018	14.269161	13.494144	-5.43%	0
2017	12.101092	14.269161	17.92%	0
2016	11.263953	12.101092	7.43%	0
2015	11.523181	11.263953	-2.25%	0
2014	10.810740	11.523181	6.59%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.015270	12.090470	0.63%	0
2019	11.381680	12.015270	5.57%	0
2018	12.054997	11.381680	-5.59%	0
2017	11.722957	12.054997	2.83%	0
2016	11.157116	11.722957	5.07%	0
2015	11.881336	11.157116	-6.10%	0
2014	11.827459	11.881336	0.46%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.942909	25.480249	6.42%	0
2019	19.190384	23.942909	24.77%	0
2018	19.904376	19.190384	-3.59%	0
2017	17.116206	19.904376	16.29%	0
2016	15.922000	17.116206	7.50%	0
2015	16.357135	15.922000	-2.66%	0
2014	15.127768	16.357135	8.13%	0
129

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	23.773124	23.758045	-0.06%	0
2019	19.356745	23.773124	22.82%	0
2018	21.635289	19.356745	-10.53%	0
2017	19.008894	21.635289	13.82%	0
2016	16.717824	19.008894	13.70%	0
2015	18.493489	16.717824	-9.60%	0
2014	17.557408	18.493489	5.33%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.310754	11.421006	10.77%	0
2019	9.276221	10.310754	11.15%	0
2018	10.482667	9.276221	-11.51%	0
2017	9.152157	10.482667	14.54%	0
2016	9.190224	9.152157	-0.41%	0
2015*	10.000000	9.190224	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	13.367690	14.550089	8.85%	0
2019	11.151792	13.367690	19.87%	0
2018	12.923398	11.151792	-13.71%	0
2017	11.154543	12.923398	15.86%	0
2016	10.643886	11.154543	4.80%	0
2015	11.203708	10.643886	-5.00%	0
2014	11.087499	11.203708	1.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	11.996677	12.723799	6.06%	0
2019	10.678336	11.996677	12.35%	0
2018	11.779165	10.678336	-9.35%	0
2017	10.869925	11.779165	8.36%	0
2016	10.592781	10.869925	2.62%	0
2015	11.071605	10.592781	-4.32%	0
2014	10.977683	11.071605	0.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	12.919565	13.925851	7.79%	0
2019	11.111391	12.919565	16.27%	0
2018	12.513979	11.111391	-11.21%	0
2017	11.173622	12.513979	12.00%	0
2016	10.765619	11.173622	3.79%	0
2015	11.282993	10.765619	-4.59%	0
2014	11.144545	11.282993	1.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.506957	10.931736	4.04%	0
2019	9.817852	10.506957	7.02%	0
2018	10.426437	9.817852	-5.84%	0
2017	10.136677	10.426437	2.86%	0
2016	10.019437	10.136677	1.17%	0
2015	10.438003	10.019437	-4.01%	0
2014	10.445687	10.438003	-0.07%	0
130

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.959529	11.132196	1.58%	0
2019	9.954506	10.959529	10.10%	0
2018	11.072691	9.954506	-10.10%	0
2017	9.976294	11.072691	10.99%	0
2016	9.772724	9.976294	2.08%	0
2015	10.559746	9.772724	-7.45%	0
2014	10.678775	10.559746	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.401395	11.836574	3.82%	0
2019	10.215671	11.401395	11.61%	0
2018	11.370641	10.215671	-10.16%	0
2017	9.981603	11.370641	13.92%	0
2016	9.717562	9.981603	2.72%	0
2015	10.564483	9.717562	-8.02%	0
2014	10.815436	10.564483	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	12.498839	13.378425	7.04%	0
2019	10.940254	12.498839	14.25%	0
2018	12.178894	10.940254	-10.17%	0
2017	11.049674	12.178894	10.22%	0
2016	10.704285	11.049674	3.23%	0
2015	11.188894	10.704285	-4.33%	0
2014	11.065050	11.188894	1.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.131873	14.255416	8.56%	0
2019	11.110061	13.131873	18.20%	0
2018	12.698287	11.110061	-12.51%	0
2017	11.120794	12.698287	14.19%	0
2016	10.687869	11.120794	4.05%	0
2015	11.221877	10.687869	-4.76%	0
2014	11.098574	11.221877	1.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	11.575703	12.207369	5.46%	0
2019	10.472885	11.575703	10.53%	0
2018	11.374152	10.472885	-7.92%	0
2017	10.703086	11.374152	6.27%	0
2016	10.441065	10.703086	2.51%	0
2015	10.913679	10.441065	-4.33%	0
2014	10.843475	10.913679	0.65%	0
131

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	12.657443	12.873768	1.71%	0
2019	11.636398	12.657443	8.77%	0
2018	14.275792	11.636398	-18.49%	0
2017	12.028652	14.275792	18.68%	0
2016	12.300892	12.028652	-2.21%	0
2015	13.237563	12.300892	-7.08%	0
2014	14.903708	13.237563	-11.18%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.700756	17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.651917	10.998030	3.25%	0
2019	10.133978	10.651917	5.11%	0
2018	10.554364	10.133978	-3.98%	0
2017	10.475683	10.554364	0.75%	0
2016	10.315816	10.475683	1.55%	0
2015	10.762632	10.315816	-4.15%	0
2014	10.632419	10.762632	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.361291	11.979608	5.44%	0
2019	10.720464	11.361291	5.98%	0
2018	11.251919	10.720464	-4.72%	0
2017	11.212452	11.251919	0.35%	0
2016	11.219730	11.212452	-0.06%	0
2015	11.662969	11.219730	-3.80%	0
2014	11.499600	11.662969	1.42%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.263097	10.295824	0.32%	0
2019	9.957512	10.263097	3.07%	0
2018*	10.000000	9.957512	-0.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	25.355410	27.705239	9.27%	0
2019	21.375769	25.355410	18.62%	0
2018	26.850558	21.375769	-20.39%	0
2017	19.659338	26.850558	36.58%	0
2016	18.913728	19.659338	3.94%	0
2015	23.350260	18.913728	-19.00%	0
2014	25.615322	23.350260	-8.84%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	16.771872	17.193966	2.52%	0
2019	15.115912	16.771872	10.96%	0
2018	16.118074	15.115912	-6.22%	0
2017	15.611638	16.118074	3.24%	0
2016	14.140952	15.611638	10.40%	0
2015	15.015156	14.140952	-5.82%	0
2014	15.141411	15.015156	-0.83%	0
132

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.520042	9.765902	2.58%	0
2019	9.264008	9.520042	2.76%	0
2018	9.586525	9.264008	-3.36%	0
2017	9.710356	9.586525	-1.28%	0
2016	9.966890	9.710356	-2.57%	0
2015	10.318278	9.966890	-3.41%	0
2014	10.204161	10.318278	1.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.838003	6.628448	-3.06%	0
2019	6.947589	6.838003	-1.58%	0
2018	7.087435	6.947589	-1.97%	0
2017	7.297869	7.087435	-2.88%	0
2016	7.545651	7.297869	-3.28%	0
2015	7.803155	7.545651	-3.30%	0
2014	8.069444	7.803155	-3.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.266003	8.607489	4.13%	0
2019	7.188472	8.266003	14.99%	0
2018	8.727150	7.188472	-17.63%	0
2017	7.101297	8.727150	22.90%	0
2016	7.296731	7.101297	-2.68%	0
2015	7.796961	7.296731	-6.42%	0
2014	8.121551	7.796961	-4.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	8.947529	9.268919	3.59%	0
2019	7.634216	8.947529	17.20%	0
2018	9.195367	7.634216	-16.98%	0
2017	7.639725	9.195367	20.36%	0
2016	7.858611	7.639725	-2.79%	0
2015	8.241366	7.858611	-4.64%	0
2014	9.084851	8.241366	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.126249	24.138394	9.09%	0
2019	18.492544	22.126249	19.65%	0
2018	20.985730	18.492544	-11.88%	0
2017	18.322784	20.985730	14.53%	0
2016	17.307571	18.322784	5.87%	0
2015	18.078739	17.307571	-4.27%	0
2014	17.807944	18.078739	1.52%	0
133

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.140921	16.018543	5.80%	0
2019	13.574982	15.140921	11.54%	0
2018	14.756558	13.574982	-8.01%	0
2017	13.730318	14.756558	7.47%	0
2016	13.355770	13.730318	2.80%	0
2015	13.835607	13.355770	-3.47%	0
2014	13.680481	13.835607	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	18.444848	19.908641	7.94%	0
2019	15.903052	18.444848	15.98%	0
2018	17.586979	15.903052	-9.57%	0
2017	15.839639	17.586979	11.03%	0
2016	15.202069	15.839639	4.19%	0
2015	15.804971	15.202069	-3.81%	0
2014	15.534691	15.804971	1.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.158640	11.515042	3.19%	0
2019	10.535095	11.158640	5.92%	0
2018	11.096772	10.535095	-5.06%	0
2017	10.857381	11.096772	2.20%	0
2016	10.767738	10.857381	0.83%	0
2015	11.105826	10.767738	-3.04%	0
2014	11.054753	11.105826	0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.956740	11.078359	1.11%	0
2019	10.027242	10.956740	9.27%	0
2018	10.989683	10.027242	-8.76%	0
2017	9.965330	10.989683	10.28%	0
2016	9.748034	9.965330	2.23%	0
2015	10.418437	9.748034	-6.43%	0
2014	10.515756	10.418437	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.472882	11.796359	2.82%	0
2019	10.294617	11.472882	11.45%	0
2018	11.334218	10.294617	-9.17%	0
2017	10.020071	11.334218	13.12%	0
2016	9.687651	10.020071	3.43%	0
2015	10.430865	9.687651	-7.13%	0
2014	10.603043	10.430865	-1.62%	0
134

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	16.769958	17.894177	6.70%	0
2019	14.728567	16.769958	13.86%	0
2018	16.151567	14.728567	-8.81%	0
2017	14.789273	16.151567	9.21%	0
2016	14.272996	14.789273	3.62%	0
2015	14.809691	14.272996	-3.62%	0
2014	14.560680	14.809691	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.017563	21.743537	8.62%	0
2019	16.991614	20.017563	17.81%	0
2018	19.046635	16.991614	-10.79%	0
2017	16.879306	19.046635	12.84%	0
2016	16.089059	16.879306	4.91%	0
2015	16.760512	16.089059	-4.01%	0
2014	16.513896	16.760512	1.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.895977	14.586728	4.97%	0
2019	12.662785	13.895977	9.74%	0
2018	13.605144	12.662785	-6.93%	0
2017	12.881490	13.605144	5.62%	0
2016	12.601180	12.881490	2.22%	0
2015	13.035222	12.601180	-3.33%	0
2014	12.870098	13.035222	1.28%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.331265	10.702172	3.59%	0
2019*	10.000000	10.331265	3.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.627966	11.897047	11.94%	0
2019*	10.000000	10.627966	6.28%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	18.355931	23.060758	25.63%	0
2019	14.577195	18.355931	25.92%	0
2018	15.600343	14.577195	-6.56%	0
2017	12.419912	15.600343	25.61%	0
2016	12.591959	12.419912	-1.37%	0
2015	12.626520	12.591959	-0.27%	0
2014	11.854377	12.626520	6.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	11.763965	12.182516	3.56%	0
2019	10.225563	11.763965	15.04%	0
2018	11.112229	10.225563	-7.98%	0
2017	9.774511	11.112229	13.69%	0
2016	9.311228	9.774511	4.98%	0
2015	9.850377	9.311228	-5.47%	0
2014*	10.000000	9.850377	-1.50%	0
135

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.536593	14.003753	3.45%	0
2019	11.475787	13.536593	17.96%	0
2018	12.183434	11.475787	-5.81%	0
2017	10.351824	12.183434	17.69%	0
2016	9.726964	10.351824	6.42%	0
2015	10.044743	9.726964	-3.16%	0
2014*	10.000000	10.044743	0.45%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	31.447974	36.044922	14.62%	0
2019	23.680320	31.447974	32.80%	0
2018	24.876497	23.680320	-4.81%	0
2017	20.243025	24.876497	22.89%	0
2016	20.258394	20.243025	-0.08%	0
2015	19.985908	20.258394	1.36%	0
2014	19.037872	19.985908	4.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	24.260744	23.786779	-1.95%	0
2019	19.804142	24.260744	22.50%	0
2018	22.626929	19.804142	-12.48%	0
2017	21.576166	22.626929	4.87%	0
2016	18.559035	21.576166	16.26%	0
2015	20.084651	18.559035	-7.60%	0
2014	18.389015	20.084651	9.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.730881	17.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	31.954772	34.952877	9.38%	0
2019	26.299062	31.954772	21.51%	0
2018	30.696701	26.299062	-14.33%	0
2017	27.415065	30.696701	11.97%	0
2016	23.566265	27.415065	16.33%	0
2015	25.004238	23.566265	-5.75%	0
2014	23.631411	25.004238	5.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	17.989901	17.196945	-4.41%	0
2019	15.021659	17.989901	19.76%	0
2018	17.891150	15.021659	-16.04%	0
2017	16.250845	17.891150	10.09%	0
2016	14.289641	16.250845	13.72%	0
2015	15.216478	14.289641	-6.09%	0
2014	13.446979	15.216478	13.16%	0
136

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	23.467973	31.888513	35.88%	0
2019	17.926738	23.467973	30.91%	0
2018	20.202268	17.926738	-11.26%	0
2017	16.758935	20.202268	20.55%	0
2016	16.036950	16.758935	4.50%	0
2015	16.496956	16.036950	-2.79%	0
2014	16.637708	16.496956	-0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	25.733765	26.116694	1.49%	0
2019	22.421157	25.733765	14.77%	0
2018	27.982797	22.421157	-19.88%	0
2017	26.606030	27.982797	5.17%	0
2016	21.901337	26.606030	21.48%	0
2015	24.169050	21.901337	-9.38%	0
2014	23.410099	24.169050	3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	27.687565	32.759782	18.32%	0
2019	22.841217	27.687565	21.22%	0
2018	27.104136	22.841217	-15.73%	0
2017	24.758373	27.104136	9.47%	0
2016	20.891049	24.758373	18.51%	0
2015	22.021456	20.891049	-5.13%	0
2014	22.647189	22.021456	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.533430	18.130332	9.66%	0
2019	13.348457	16.533430	23.86%	0
2018	14.534591	13.348457	-8.16%	0
2017	12.046281	14.534591	20.66%	0
2016	10.970382	12.046281	9.81%	0
2015	11.481761	10.970382	-4.45%	0
2014	11.142735	11.481761	3.04%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	17.203514	18.854604	9.60%	0
2019	14.114238	17.203514	21.89%	0
2018	15.510011	14.114238	-9.00%	0
2017	13.549443	15.510011	14.47%	0
2016	12.724220	13.549443	6.49%	0
2015	13.213760	12.724220	-3.70%	0
2014	12.365127	13.213760	6.86%	0
137

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.041926	12.804580	-8.81%	0
2019	11.131871	14.041926	26.14%	0
2018	12.000955	11.131871	-7.24%	0
2017	11.690999	12.000955	2.65%	0
2016	11.279122	11.690999	3.65%	0
2015	12.363961	11.279122	-8.77%	0
2014	9.941629	12.363961	24.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.101989	20.629528	13.96%	0
2019	14.307277	18.101989	26.52%	0
2018	15.556572	14.307277	-8.03%	0
2017	13.269351	15.556572	17.24%	0
2016	12.317160	13.269351	7.73%	0
2015	12.618529	12.317160	-2.39%	0
2014	11.539979	12.618529	9.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.470625	8.423069	-0.56%	0
2019	8.415710	8.470625	0.65%	0
2018	8.633699	8.415710	-2.52%	0
2017	8.788723	8.633699	-1.76%	0
2016	8.866876	8.788723	-0.88%	0
2015	9.200869	8.866876	-3.63%	0
2014	9.468098	9.200869	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.414684	17.785791	15.38%	0
2019	12.756590	15.414684	20.84%	0
2018	14.882913	12.756590	-14.29%	0
2017	13.477933	14.882913	10.42%	0
2016	11.530049	13.477933	16.89%	0
2015	12.535608	11.530049	-8.02%	0
2014	12.399093	12.535608	1.10%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	18.336553	28.459504	55.21%	0
2019	13.857429	18.336553	32.32%	0
2018	15.420103	13.857429	-10.13%	0
2017	12.503347	15.420103	23.33%	0
2016	12.190617	12.503347	2.57%	0
2015	12.650460	12.190617	-3.63%	0
2014	12.613084	12.650460	0.30%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	32.841067	44.368845	35.10%	0
2019	25.635133	32.841067	28.11%	0
2018	28.376409	25.635133	-9.66%	0
2017	23.555680	28.376409	20.47%	0
2016	23.384143	23.555680	0.73%	0
2015	23.944082	23.384143	-2.34%	0
138

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	7.574783	7.578088	0.04%	0
2019	7.554738	7.574783	0.27%	0
2018	7.735015	7.554738	-2.33%	0
2017	7.927608	7.735015	-2.43%	0
2016	8.098663	7.927608	-2.11%	0
2015	8.359686	8.098663	-3.12%	0
2014	8.592563	8.359686	-2.71%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.721626	29.738653	15.62%	0
2019	21.129792	25.721626	21.73%	0
2018	23.182654	21.129792	-8.86%	0
2017	20.240927	23.182654	14.53%	0
2016	19.050878	20.240927	6.25%	0
2015	19.792799	19.050878	-3.75%	0
2014	18.543082	19.792799	6.74%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.235240	10.680205	4.35%	0
2019	9.472130	10.235240	8.06%	0
2018	10.361650	9.472130	-8.58%	0
2017	9.449887	10.361650	9.65%	0
2016	8.654517	9.449887	9.19%	0
2015	9.855534	8.654517	-12.19%	0
2014	10.145741	9.855534	-2.86%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.712916	11.041015	3.06%	0
2019	9.662686	10.712916	10.87%	0
2018	10.500986	9.662686	-7.98%	0
2017	9.890989	10.500986	6.17%	0
2016	9.033931	9.890989	9.49%	0
2015	9.568537	9.033931	-5.59%	0
2014*	10.000000	9.568537	-4.31%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.725370	10.407149	7.01%	0
2019	9.406559	9.725370	3.39%	0
2018	10.142511	9.406559	-7.26%	0
2017	9.470995	10.142511	7.09%	0
2016	9.516985	9.470995	-0.48%	0
2015	10.602543	9.516985	-10.24%	0
2014	10.931471	10.602543	-3.01%	0
139

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.338050	9.290822	-0.51%	0
2019	9.292121	9.338050	0.49%	0
2018	9.588246	9.292121	-3.09%	0
2017	9.791927	9.588246	-2.08%	0
2016	9.994730	9.791927	-2.03%	0
2015	10.314270	9.994730	-3.10%	0
2014	10.587041	10.314270	-2.58%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.612858	9.494605	-1.23%	0
2019	9.679910	9.612858	-0.69%	0
2018	9.871215	9.679910	-1.94%	0
2017	9.977147	9.871215	-1.06%	0
2016*	10.000000	9.977147	-0.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	9.781532	10.265675	4.95%	0
2019	9.344657	9.781532	4.68%	0
2018	9.727092	9.344657	-3.93%	0
2017	9.595873	9.727092	1.37%	0
2016	9.672539	9.595873	-0.79%	0
2015	9.969176	9.672539	-2.98%	0
2014	9.896939	9.969176	0.73%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	16.975620	22.770208	34.13%	0
2019	12.837847	16.975620	32.23%	0
2018	12.969859	12.837847	-1.02%	0
2017	10.244877	12.969859	26.60%	0
2016*	10.000000	10.244877	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.353465	16.642535	8.40%	0
2019	12.686341	15.353465	21.02%	0
2018	16.222918	12.686341	-21.80%	0
2017	13.252204	16.222918	22.42%	0
2016	14.047903	13.252204	-5.66%	0
2015	14.507078	14.047903	-3.17%	0
2014	16.093065	14.507078	-9.86%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.321343	33.21%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.397950	12.684361	2.31%	0
2019	9.831639	12.397950	26.10%	0
2018	11.112477	9.831639	-11.53%	0
2017*	10.000000	11.112477	11.12%	0
140

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	36.431734	45.541366	25.00%	0
2019	29.289397	36.431734	24.39%	0
2018	30.037546	29.289397	-2.49%	0
2017	24.397226	30.037546	23.12%	0
2016	28.255525	24.397226	-13.66%	0
2015	25.979956	28.255525	8.76%	0
2014	20.473322	25.979956	26.90%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.981995	5.724630	14.91%	0
2019	4.618708	4.981995	7.87%	0
2018	6.674478	4.618708	-30.80%	0
2017	7.040371	6.674478	-5.20%	0
2016	5.076185	7.040371	38.69%	0
2015	7.909512	5.076185	-35.82%	0
2014	10.142071	7.909512	-22.01%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.120928	5.898360	15.18%	0
2019	4.733799	5.120928	8.18%	0
2018	6.826953	4.733799	-30.66%	0
2017	7.181189	6.826953	-4.93%	0
2016	5.167001	7.181189	38.98%	0
2015	8.029330	5.167001	-35.65%	0
2014	10.264761	8.029330	-21.78%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.647788	10.136680	-4.80%	0
2019*	10.000000	10.647788	6.48%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	27.327965	41.697980	52.58%	0
2019	22.639445	27.327965	20.71%	0
2018	23.114203	22.639445	-2.05%	0
2017	18.989974	23.114203	21.72%	0
2016	18.224407	18.989974	4.20%	0
2015	19.405905	18.224407	-6.09%	0
2014	20.452454	19.405905	-5.12%	0
141

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
142

Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
143

•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
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Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
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IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro
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rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
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Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
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(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs,
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Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
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For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
153

Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
154

•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
155

Appendix D: Historical Rates, Periods, and Percentages
This Appendix provides historical information related to the:
•	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option;
Interest Anniversary Rate for the Combination Enhanced Death Benefit Rider
For contracts with applications signed before May 1, 2018:
Interest Anniversary Rate
5%
156

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.148585	13.567094	3.18%	46,016
2019	11.595188	13.148585	13.40%	61,355
2018	12.719340	11.595188	-8.84%	65,921
2017	11.306161	12.719340	12.50%	91,816
2016	11.115346	11.306161	1.72%	101,509
2015	11.444881	11.115346	-2.88%	114,023
2014	11.161427	11.444881	2.54%	117,717
2013	10.133644	11.161427	10.14%	90,399
2012*	10.000000	10.133644	1.34%	23,909
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	34.495180	34.782548	0.83%	483
2019	28.359895	34.495180	21.63%	512
2018	30.612974	28.359895	-7.36%	0
2017	26.231006	30.612974	16.71%	0
2016	23.999508	26.231006	9.30%	0
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	0
2011	14.021132	14.634801	4.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.783689	8.834241	0.58%	2,938
2019	7.643243	8.783689	14.92%	2,938
2018*	10.000000	7.643243	-23.57%	2,938
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	42.667806	43.267015	1.40%	76,735
2019	36.164081	42.667806	17.98%	81,981
2018	43.392711	36.164081	-16.66%	86,335
2017	39.075084	43.392711	11.05%	91,385
2016	31.819727	39.075084	22.80%	93,838
2015	34.289647	31.819727	-7.20%	96,305
2014	31.985756	34.289647	7.20%	100,680
2013	23.617220	31.985756	35.43%	84,555
2012	20.260226	23.617220	16.57%	41,193
2011	22.531759	20.260226	-10.08%	26,713

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.865911	14.947709	7.80%	168,980
2019	12.939440	13.865911	7.16%	199,722
2018	13.532451	12.939440	-4.38%	232,720
2017	13.264844	13.532451	2.02%	276,195
2016	12.913377	13.264844	2.72%	333,057
2015	13.455468	12.913377	-4.03%	301,707
2014	13.237451	13.455468	1.65%	298,546
2013	14.699118	13.237451	-9.94%	302,712
2012	13.911245	14.699118	5.66%	301,289
2011	12.650935	13.911245	9.96%	232,485
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	32.781144	35.949446	9.67%	0
2019	26.920898	32.781144	21.77%	0
2018	29.481945	26.920898	-8.69%	0
2017	24.904858	29.481945	18.38%	0
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	270
2012	14.556701	16.394036	12.62%	270
2011	14.382022	14.556701	1.21%	270
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.106554	31.943516	-0.51%	142,619
2019	25.294799	32.106554	26.93%	178,592
2018	29.537182	25.294799	-14.36%	216,444
2017	26.928079	29.537182	9.69%	245,755
2016	22.298890	26.928079	20.76%	254,144
2015	23.025180	22.298890	-3.15%	197,561
2014	20.130619	23.025180	14.38%	178,855
2013	15.748872	20.130619	27.82%	115,143
2012	13.770885	15.748872	14.36%	75,764
2011	14.113318	13.770885	-2.43%	49,896
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.586078	34.315333	-0.78%	777
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.326816	15.968739	4.19%	324,838
2019	13.201646	15.326816	16.10%	424,237
2018	14.108192	13.201646	-6.43%	444,969
2017	12.488108	14.108192	12.97%	450,577
2016	11.830070	12.488108	5.56%	478,561
2015	12.152643	11.830070	-2.65%	545,290
2014	12.001161	12.152643	1.26%	802,511
2013	10.114716	12.001161	18.65%	460,025

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.624526	12.240635	5.30%	109,313
2019	10.284953	11.624526	13.02%	134,924
2018	10.764030	10.284953	-4.45%	111,089
2017	10.215472	10.764030	5.37%	108,803
2016	9.201575	10.215472	11.02%	95,495
2015*	10.000000	9.201575	-7.98%	29,251
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.501329	11.216118	6.81%	69,616
2019	9.777700	10.501329	7.40%	92,662
2018	10.009780	9.777700	-2.32%	83,687
2017	9.856092	10.009780	1.56%	79,824
2016	9.775523	9.856092	0.82%	111,038
2015*	10.000000	9.775523	-2.24%	28,154
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.580039	14.858959	1.91%	136,868
2019	11.624806	14.580039	25.42%	142,882
2018	12.761318	11.624806	-8.91%	254,891
2017	11.132423	12.761318	14.63%	254,905
2016	9.747542	11.132423	14.21%	246,803
2015*	10.000000	9.747542	-2.52%	81,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.686764	21.007952	18.78%	767,015
2019	15.264116	17.686764	15.87%	926,115
2018	16.785902	15.264116	-9.07%	1,104,616
2017	15.001598	16.785902	11.89%	1,280,949
2016	14.686033	15.001598	2.15%	1,443,598
2015	15.075762	14.686033	-2.59%	1,629,612
2014	15.030474	15.075762	0.30%	1,599,252
2013	13.350274	15.030474	12.59%	1,392,980
2012	12.338136	13.350274	8.20%	775,995
2011	13.012002	12.338136	-5.18%	479,540
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.088827	13.889871	6.12%	53,042
2019	11.098105	13.088827	17.94%	49,558
2018	13.378083	11.098105	-17.04%	53,067
2017	11.817555	13.378083	13.21%	60,101
2016	10.424458	11.817555	13.36%	66,673
2015	10.867426	10.424458	-4.08%	70,081
2014*	10.000000	10.867426	8.67%	44,756

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.949358	52.201148	8.87%	23,369
2019	39.872248	47.949358	20.26%	24,803
2018	44.520294	39.872248	-10.44%	30,993
2017	40.249806	44.520294	10.61%	32,307
2016	32.532659	40.249806	23.72%	35,722
2015	33.850236	32.532659	-3.89%	36,482
2014	32.724659	33.850236	3.44%	49,015
2013	23.633971	32.724659	38.46%	57,498
2012	20.752350	23.633971	13.89%	52,955
2011	20.971090	20.752350	-1.04%	31,604
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.378924	44.454313	15.83%	48,718
2019	29.808965	38.378924	28.75%	65,553
2018	31.842237	29.808965	-6.39%	71,449
2017	26.695664	31.842237	19.28%	83,360
2016	24.343383	26.695664	9.66%	97,855
2015	24.526219	24.343383	-0.75%	138,418
2014	22.037215	24.526219	11.29%	158,998
2013	17.004166	22.037215	29.60%	201,997
2012	14.965480	17.004166	13.62%	173,926
2011	14.965816	14.965480	0.00%	109,789
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	34.259259	41.592990	21.41%	86,633
2019	25.641326	34.259259	33.61%	105,547
2018	28.053225	25.641326	-8.60%	118,579
2017	22.445563	28.053225	24.98%	141,808
2016	21.191790	22.445563	5.92%	168,097
2015	22.137140	21.191790	-4.27%	194,219
2014	20.864105	22.137140	6.10%	190,796
2013	17.548607	20.864105	18.89%	169,808
2012	16.193027	17.548607	8.37%	110,702
2011	15.133209	16.193027	7.00%	66,208
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.251058	29.711425	17.66%	0
2019	21.122224	25.251058	19.55%	0
2018	26.597889	21.122224	-20.59%	0
2017	21.732626	26.597889	22.39%	0
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.032478	11.540619	4.61%	4,688
2019	9.622050	11.032478	14.66%	5,969
2018	10.186724	9.622050	-5.54%	2,705
2017*	10.000000	10.186724	1.87%	2,705
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.016287	16.379543	-3.74%	94,296
2019	13.539790	17.016287	25.68%	118,125
2018	16.568660	13.539790	-18.28%	134,212
2017	15.065852	16.568660	9.97%	161,244
2016	11.679458	15.065852	28.99%	249,637
2015	12.689419	11.679458	-7.96%	119,109
2014	12.209756	12.689419	3.93%	108,819
2013*	10.000000	12.209756	22.10%	43,889
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.954316	10.994549	0.37%	385,448
2019	10.396486	10.954316	5.37%	392,124
2018	10.575550	10.396486	-1.69%	436,565
2017	10.389390	10.575550	1.79%	321,098
2016	9.690925	10.389390	7.21%	263,540
2015	9.947197	9.690925	-2.58%	260,666
2014	10.051420	9.947197	-1.04%	111,297
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.671759	10.575220	-0.90%	4,740
2019	9.044102	10.671759	18.00%	5,588
2018*	10.000000	9.044102	-9.56%	5,381
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.621983	15.518945	6.13%	8,357
2019	13.611641	14.621983	7.42%	15,649
2018	13.943436	13.611641	-2.38%	15,801
2017	13.657464	13.943436	2.09%	18,101
2016	13.405476	13.657464	1.88%	18,058
2015	13.683583	13.405476	-2.03%	19,936
2014	13.434163	13.683583	1.86%	24,142
2013	13.550919	13.434163	-0.86%	21,868
2012	12.583144	13.550919	7.69%	24,043
2011	12.537641	12.583144	0.36%	24,272
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.460310	13.471246	28.78%	41,285
2019	8.228260	10.460310	27.13%	31,774
2018*	10.000000	8.228260	-17.72%	18,703

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.125334	20.018503	10.44%	99,598
2019	15.913660	18.125334	13.90%	89,762
2018	16.893833	15.913660	-5.80%	108,071
2017	15.220049	16.893833	11.00%	134,001
2016	14.698109	15.220049	3.55%	103,295
2015	15.016756	14.698109	-2.12%	88,254
2014	14.644250	15.016756	2.54%	95,966
2013	13.147371	14.644250	11.39%	92,488
2012	11.974613	13.147371	9.79%	66,730
2011	12.221123	11.974613	-2.02%	65,395
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.801810	22.353469	12.89%	163,913
2019	16.786744	19.801810	17.96%	185,273
2018	18.165334	16.786744	-7.59%	220,982
2017	15.877997	18.165334	14.41%	253,555
2016	15.250512	15.877997	4.11%	263,553
2015	15.569968	15.250512	-2.05%	297,571
2014	15.127960	15.569968	2.92%	279,436
2013	13.295195	15.127960	13.79%	228,686
2012	11.949934	13.295195	11.26%	120,356
2011	12.296505	11.949934	-2.82%	111,229
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.843855	25.071793	14.78%	99,626
2019	17.886230	21.843855	22.13%	96,750
2018	19.771228	17.886230	-9.53%	85,552
2017	16.646835	19.771228	18.77%	88,548
2016	15.903114	16.646835	4.68%	120,577
2015	16.247758	15.903114	-2.12%	130,153
2014	15.764209	16.247758	3.07%	103,985
2013	13.195500	15.764209	19.47%	85,083
2012	11.642957	13.195500	13.33%	32,077
2011	12.176394	11.642957	-4.38%	9,334
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.664292	16.420866	20.17%	288,636
2019	11.188353	13.664292	22.13%	316,468
2018	11.899783	11.188353	-5.98%	279,686
2017	10.414297	11.899783	14.26%	212,964
2016*	10.000000	10.414297	4.14%	166,101
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.760722	56.079895	28.15%	9,479
2019	33.877116	43.760722	29.17%	3,821

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.274753	8.767000	-33.96%	131,938
2019	12.283797	13.274753	8.07%	115,910
2018	16.594959	12.283797	-25.98%	138,713
2017	17.345422	16.594959	-4.33%	139,312
2016	13.202890	17.345422	31.38%	174,482
2015	16.931087	13.202890	-22.02%	171,702
2014	19.724711	16.931087	-14.16%	161,585
2013	16.146646	19.724711	22.16%	99,290
2012	15.668033	16.146646	3.05%	54,374
2011	16.795613	15.668033	-6.71%	40,911
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.064413	32.536083	4.74%	257,454
2019	24.836916	31.064413	25.07%	298,018
2018	27.599393	24.836916	-10.01%	357,422
2017	24.897295	27.599393	10.85%	417,896
2016	21.494481	24.897295	15.83%	485,732
2015	22.810831	21.494481	-5.77%	479,426
2014	21.369676	22.810831	6.74%	430,002
2013	16.989318	21.369676	25.78%	353,272
2012	14.750481	16.989318	15.18%	235,970
2011	14.892313	14.750481	-0.95%	111,020
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.704609	15.568133	5.87%	42,065
2019	11.523465	14.704609	27.61%	88,305
2018	12.897537	11.523465	-10.65%	91,947
2017	11.239547	12.897537	14.75%	102,291
2016*	10.000000	11.239547	12.40%	91,263
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.763528	61.817933	41.25%	303,974
2019	33.196141	43.763528	31.83%	346,310
2018	33.885479	33.196141	-2.03%	387,560
2017	25.541897	33.885479	32.67%	435,534
2016	25.814111	25.541897	-1.05%	430,499
2015	24.539551	25.814111	5.19%	481,411
2014	22.464534	24.539551	9.24%	367,380
2013	16.786436	22.464534	33.83%	224,077
2012	14.912234	16.786436	12.57%	79,958
2011	15.159132	14.912234	-1.63%	47,123

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.998359	16.110794	7.42%	499,201
2019	13.932018	14.998359	7.65%	346,685
2018	14.272149	13.932018	-2.38%	396,367
2017	13.946824	14.272149	2.33%	419,969
2016	13.565521	13.946824	2.81%	474,255
2015	13.904259	13.565521	-2.44%	415,255
2014	13.378745	13.904259	3.93%	312,458
2013	13.883368	13.378745	-3.63%	262,128
2012	13.360935	13.883368	3.91%	283,272
2011	12.685157	13.360935	5.33%	177,538
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.944529	54.447024	15.98%	138,218
2019	38.732590	46.944529	21.20%	156,834
2018	46.189551	38.732590	-16.14%	174,398
2017	38.941045	46.189551	18.61%	192,362
2016	35.356804	38.941045	10.14%	224,923
2015	36.526674	35.356804	-3.20%	217,513
2014	35.008988	36.526674	4.34%	184,648
2013	26.185373	35.008988	33.70%	158,980
2012	23.229340	26.185373	12.73%	102,523
2011	26.480213	23.229340	-12.28%	81,002
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.666893	31.398650	13.49%	37,775
2019	22.052184	27.666893	25.46%	56,016
2018	26.385846	22.052184	-16.42%	61,877
2017	20.627731	26.385846	27.91%	66,739
2016	22.128001	20.627731	-6.78%	69,805
2015	21.770183	22.128001	1.64%	77,348
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.661601	12.530077	-8.28%	4,226
2019	11.292246	13.661601	20.98%	7,446
2018	12.268895	11.292246	-7.96%	22,866
2017	12.014684	12.268895	2.12%	1,499

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	39.571583	42.061356	6.29%	0
2019	29.989021	39.571583	31.95%	0
2018	36.944188	29.989021	-18.83%	0
2017	31.526215	36.944188	17.19%	0
2016	29.318976	31.526215	7.53%	0
2015	30.777689	29.318976	-4.74%	0
2014	29.365563	30.777689	4.81%	0
2013	22.923545	29.365563	28.10%	4,005
2012	18.334851	22.923545	25.03%	4,005
2011	20.483684	18.334851	-10.49%	4,005
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.734686	16.201595	9.96%	369,697
2019	12.493206	14.734686	17.94%	443,127
2018	14.053517	12.493206	-11.10%	509,408
2017	12.753651	14.053517	10.19%	641,090
2016	11.451128	12.753651	11.37%	702,057
2015	12.408313	11.451128	-7.71%	717,119
2014	12.260892	12.408313	1.20%	695,993
2013	10.067148	12.260892	21.79%	461,172
2012	8.871033	10.067148	13.48%	214,192
2011	9.156174	8.871033	-3.11%	119,552
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.805796	17.642443	-0.92%	632,741
2019	15.591485	17.805796	14.20%	793,814
2018	16.559143	15.591485	-5.84%	913,389
2017	15.343425	16.559143	7.92%	1,079,956
2016	13.674555	15.343425	12.20%	1,191,687
2015	14.951683	13.674555	-8.54%	1,368,083
2014	14.524375	14.951683	2.94%	1,210,904
2013	12.954481	14.524375	12.12%	876,671
2012	11.686925	12.954481	10.85%	584,690
2011	11.599971	11.686925	0.75%	286,554
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	38.005008	43.369282	14.11%	7,419
2019	29.886519	38.005008	27.16%	7,709
2018	31.999186	29.886519	-6.60%	8,176
2017	26.972662	31.999186	18.64%	9,396
2016	23.620681	26.972662	14.19%	9,767
2015	24.913618	23.620681	-5.19%	10,102
2014	23.287348	24.913618	6.98%	12,652
2013	18.248147	23.287348	27.61%	14,685
2012	16.564188	18.248147	10.17%	14,812
2011	15.880295	16.564188	4.31%	15,460

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	43.454960	44.978414	3.51%	39,292
2019	34.952242	43.454960	24.33%	39,508
2018	40.774303	34.952242	-14.28%	46,336
2017	37.446660	40.774303	8.89%	53,137
2016	29.229900	37.446660	28.11%	59,542
2015	32.074607	29.229900	-8.87%	64,443
2014	32.411142	32.074607	-1.04%	69,756
2013	24.176676	32.411142	34.06%	73,433
2012	20.754378	24.176676	16.49%	72,987
2011	21.915273	20.754378	-5.30%	37,226
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.170448	14.033605	15.31%	14,945
2019	9.762143	12.170448	24.67%	14,556
2018	11.782998	9.762143	-17.15%	8,962
2017	8.527895	11.782998	38.17%	10,881
2016	7.379098	8.527895	15.57%	8,648
2015	9.327694	7.379098	-20.89%	12,859
2014*	10.000000	9.327694	-6.72%	13,404
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.136699	21.530241	-2.74%	10,905
2019	19.991864	22.136699	10.73%	10,739
2018	24.029533	19.991864	-16.80%	11,689
2017	20.925913	24.029533	14.83%	12,734
2016	19.841566	20.925913	5.47%	12,247
2015	21.564395	19.841566	-7.99%	13,693
2014	24.660268	21.564395	-12.55%	14,259
2013	20.379728	24.660268	21.00%	7,769
2012	17.517842	20.379728	16.34%	7,769
2011	19.920770	17.517842	-12.06%	7,769
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.394824	8.756263	-6.80%	589,670
2019	9.359189	9.394824	0.38%	711,015
2018	9.331401	9.359189	0.30%	785,590
2017	9.303556	9.331401	0.30%	967,731
2016	9.184531	9.303556	1.30%	1,106,656
2015	9.753773	9.184531	-5.84%	1,264,424
2014	9.733945	9.753773	0.20%	1,186,355
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.804350	13.117758	2.45%	43,019
2019	11.624926	12.804350	10.15%	43,355
2018	12.350519	11.624926	-5.88%	45,272
2017	11.095906	12.350519	11.31%	67,171
2016	10.807077	11.095906	2.67%	62,849
2015	11.661174	10.807077	-7.32%	59,664
2014	11.400965	11.661174	2.28%	53,925
2013	10.202217	11.400965	11.75%	50,976
2012*	10.000000	10.202217	2.02%	6,516

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.051313	10.555082	5.01%	3,004
2019	9.386658	10.051313	7.08%	2,799
2018*	10.000000	9.386658	-6.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.840661	10.398616	5.67%	51,696
2019	9.523250	9.840661	3.33%	71,750
2018	10.196385	9.523250	-6.60%	85,915
2017	9.994467	10.196385	2.02%	96,314
2016	10.205891	9.994467	-2.07%	102,414
2015	10.183564	10.205891	0.22%	111,211
2014	9.888395	10.183564	2.99%	78,272
2013*	10.000000	9.888395	-1.12%	40,402
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.141771	32.335152	39.73%	432
2019	17.238590	23.141771	34.24%	432
2018	18.229719	17.238590	-5.44%	432
2017	14.583656	18.229719	25.00%	432
2016	14.527137	14.583656	0.39%	432
2015	14.093885	14.527137	3.07%	2,423
2014	13.241411	14.093885	6.44%	2,634
2013	9.625937	13.241411	37.56%	3,560
2012*	10.000000	9.625937	-3.74%	3,560
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.632584	46.33%	21,368
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	43.713586	54.773171	25.30%	62,657
2019	33.794519	43.713586	29.35%	74,825
2018	39.658991	33.794519	-14.79%	88,645
2017	29.564137	39.658991	34.15%	94,723
2016	30.090800	29.564137	-1.75%	106,544
2015	29.496880	30.090800	2.01%	123,332
2014	29.372625	29.496880	0.42%	103,686
2013	23.505623	29.372625	24.96%	23
2012	19.750746	23.505623	19.01%	23
2011	21.942382	19.750746	-9.99%	23
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.736196	10.880474	1.34%	80,266
2019	9.864490	10.736196	8.84%	94,365
2018	10.502529	9.864490	-6.08%	122,005
2017	10.065245	10.502529	4.34%	129,262
2016	9.625427	10.065245	4.57%	133,825
2015	10.031931	9.625427	-4.05%	153,568
2014	9.947216	10.031931	0.85%	136,707
2013	10.146203	9.947216	-1.96%	80,274
2012*	10.000000	10.146203	1.46%	3,374

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.724111	38.847417	11.87%	68,665
2019	26.787088	34.724111	29.63%	91,535
2018	29.623933	26.787088	-9.58%	108,318
2017	25.810440	29.623933	14.78%	122,206
2016	23.566334	25.810440	9.52%	253,046
2015	23.227876	23.566334	1.46%	145,108
2014	21.381734	23.227876	8.63%	137,693
2013	16.531856	21.381734	29.34%	92,465
2012	14.408177	16.531856	14.74%	68,410
2011	14.688167	14.408177	-1.91%	19,466
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.307731	17.481388	7.20%	23,393
2019	13.254346	16.307731	23.04%	24,338
2018	15.238779	13.254346	-13.02%	25,949
2017	13.506692	15.238779	12.82%	29,310
2016	12.129177	13.506692	11.36%	33,704
2015	12.877667	12.129177	-5.81%	42,107
2014	12.563216	12.877667	2.50%	53,545
2013	9.938515	12.563216	26.41%	31,501
2012*	10.000000	9.938515	-0.61%	12,498
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	46.133074	54.308755	17.72%	55,639
2019	37.169476	46.133074	24.12%	52,252
2018	42.227669	37.169476	-11.98%	56,688
2017	37.671968	42.227669	12.09%	63,122
2016	32.533439	37.671968	15.79%	70,481
2015	35.207989	32.533439	-7.60%	75,944
2014	32.045669	35.207989	9.87%	60,949
2013	23.158650	32.045669	38.37%	43,132
2012	20.001744	23.158650	15.78%	28,512
2011	20.822521	20.001744	-3.94%	22,160
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.858347	12.932900	19.11%	45,402
2019	8.624239	10.858347	25.90%	52,350
2018	10.895617	8.624239	-20.85%	61,898
2017	8.756554	10.895617	24.43%	82,555
2016	9.146919	8.756554	-4.27%	104,259
2015	9.015644	9.146919	1.46%	106,096
2014*	10.000000	9.015644	-9.84%	31,041

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.455999	19.560480	12.06%	609,596
2019	14.567317	17.455999	19.83%	733,975
2018	15.657141	14.567317	-6.96%	911,560
2017	13.452753	15.657141	16.39%	1,099,733
2016	14.031260	13.452753	-4.12%	1,310,560
2015	15.558006	14.031260	-9.81%	1,624,062
2014	16.689770	15.558006	-6.78%	1,692,174
2013	13.554536	16.689770	23.13%	1,420,979
2012	11.558890	13.554536	17.27%	792,795
2011	12.658677	11.558890	-8.69%	403,241
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.692760	14.285840	4.33%	604,063
2019	12.514667	13.692760	9.41%	709,280
2018	12.994093	12.514667	-3.69%	785,679
2017	12.378099	12.994093	4.98%	918,304
2016	10.826354	12.378099	14.33%	994,324
2015	11.767901	10.826354	-8.00%	914,354
2014	11.735716	11.767901	0.27%	938,436
2013	10.793279	11.735716	8.73%	856,237
2012*	10.000000	10.793279	7.93%	144,563
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.002824	32.260470	46.62%	196,483
2019	16.210228	22.002824	35.73%	226,545
2018	16.484926	16.210228	-1.67%	330,148
2017	13.201472	16.484926	24.87%	384,294
2016	12.642371	13.201472	4.42%	438,157
2015	13.636142	12.642371	-7.29%	438,534
2014	12.846881	13.636142	6.14%	395,294
2013	10.047642	12.846881	27.86%	293,284
2012*	10.000000	10.047642	0.48%	35,639
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.611526	36.591812	12.21%	0
2019	27.104621	32.611526	20.32%	0
2018	27.429486	27.104621	-1.18%	7,099
2017	23.595162	27.429486	16.25%	7,099
2016	22.984024	23.595162	2.66%	7,380
2015	23.262259	22.984024	-1.20%	7,380
2014	21.841141	23.262259	6.51%	7,380
2013	18.527280	21.841141	17.89%	5,005
2012	16.607932	18.527280	11.56%	5,252
2011	16.651767	16.607932	-0.26%	5,041

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.434719	11.320374	8.49%	122,997
2019	9.704064	10.434719	7.53%	92,439
2018	9.991251	9.704064	-2.87%	153,111
2017	9.823881	9.991251	1.70%	143,561
2016	9.766197	9.823881	0.59%	200,715
2015*	10.000000	9.766197	-2.34%	56,846
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	55.726100	76.239773	36.81%	49,521
2019	41.381961	55.726100	34.66%	50,908
2018	41.347993	41.381961	0.08%	57,006
2017	32.322657	41.347993	27.92%	73,095
2016	32.220910	32.322657	0.32%	87,372
2015	29.252806	32.220910	10.15%	101,510
2014	27.407642	29.252806	6.73%	108,661
2013	21.280441	27.407642	28.79%	132,917
2012	17.461218	21.280441	21.87%	105,940
2011	19.068241	17.461218	-8.43%	69,615
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.164701	49.189758	48.32%	115,462
2019	23.272979	33.164701	42.50%	136,578
2018	23.440473	23.272979	-0.71%	223,847
2017	16.437551	23.440473	42.60%	230,028
2016	14.671792	16.437551	12.04%	254,013
2015	14.248429	14.671792	2.97%	196,966
2014	13.242263	14.248429	7.60%	161,260
2013	9.939732	13.242263	33.23%	124,248
2012*	10.000000	9.939732	-0.60%	36,774
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	32.162464	36.718599	14.17%	38,411
2019	25.796094	32.162464	24.68%	42,720
2018	30.894428	25.796094	-16.50%	49,457
2017	24.001567	30.894428	28.72%	54,168
2016	26.144451	24.001567	-8.20%	60,952
2015	29.134916	26.144451	-10.26%	62,108
2014	33.685224	29.134916	-13.51%	62,034
2013	29.954850	33.685224	12.45%	48,405
2012	26.897782	29.954850	11.37%	42,824
2011	40.399054	26.897782	-33.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.098133	9.809835	-2.85%	98,315
2019	8.686430	10.098133	16.25%	98,475
2018	10.840110	8.686430	-19.87%	221,883
2017	8.617781	10.840110	25.79%	237,068
2016	7.250773	8.617781	18.85%	132,581
2015	9.217400	7.250773	-21.34%	146,936
2014	9.822798	9.217400	-6.16%	63,352

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.568835	11.172116	5.71%	38,776
2019	9.907472	10.568835	6.68%	39,338
2018	10.173897	9.907472	-2.62%	36,744
2017	9.954253	10.173897	2.21%	40,009
2016*	10.000000	9.954253	-0.46%	34,441
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.243248	31.864961	43.26%	79,753
2019	16.000598	22.243248	39.02%	115,563
2018	16.546432	16.000598	-3.30%	78,945
2017	13.309889	16.546432	24.32%	86,016
2016	12.431862	13.309889	7.06%	86,420
2015	12.911061	12.431862	-3.71%	85,608
2014	14.184069	12.911061	-8.97%	85,853
2013	10.207292	14.184069	38.96%	58,837
2012*	10.000000	10.207292	2.07%	10,765
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.889922	39.500029	1.57%	189,468
2019	30.517694	38.889922	27.43%	211,467
2018	34.600307	30.517694	-11.80%	260,850
2017	29.963096	34.600307	15.48%	290,810
2016	26.762192	29.963096	11.96%	320,643
2015	27.453783	26.762192	-2.52%	272,805
2014	25.317220	27.453783	8.44%	259,233
2013	18.974532	25.317220	33.43%	226,801
2012	16.640806	18.974532	14.02%	128,728
2011	16.990082	16.640806	-2.06%	87,404
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.835917	12.315349	13.65%	8,707
2019*	10.000000	10.835917	8.36%	1,411
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.660488	25.620747	18.28%	303,910
2019	17.518591	21.660488	23.64%	411,985
2018	19.723043	17.518591	-11.18%	510,245
2017	15.804161	19.723043	24.80%	564,389
2016	15.466300	15.804161	2.18%	590,989
2015	14.783438	15.466300	4.62%	527,340
2014	14.855551	14.783438	-0.49%	432,203
2013	11.828295	14.855551	25.59%	321,458
2012	10.369104	11.828295	14.07%	149,013
2011	10.728047	10.369104	-3.35%	72,016

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.339481	20.849655	20.24%	8,807
2019	12.624147	17.339481	37.35%	10,003
2018	12.757122	12.624147	-1.04%	6,121
2017	10.120059	12.757122	26.06%	7,734
2016	9.716533	10.120059	4.15%	20,007
2015*	10.000000	9.716533	-2.83%	5,227
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.295475	32.95%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.607337	36.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.444142	15.285858	5.83%	13,997
2019	13.270872	14.444142	8.84%	14,628
2018	13.611808	13.270872	-2.50%	13,591
2017	13.062532	13.611808	4.20%	12,192
2016	12.539528	13.062532	4.17%	12,427
2015	12.850372	12.539528	-2.42%	12,427
2014	12.140796	12.850372	5.84%	12,427
2013	12.410211	12.140796	-2.17%	12,474
2012	11.550641	12.410211	7.44%	12,505
2011	11.136196	11.550641	3.72%	17,620
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.793089	26.784748	3.84%	0
2019	22.959239	25.793089	12.34%	0
2018	25.103085	22.959239	-8.54%	0
2017	23.278754	25.103085	7.84%	0
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.728526	11.375149	-3.01%	42,025
2019	9.321553	11.728526	25.82%	41,623
2018	10.285437	9.321553	-9.37%	54,220
2017	9.287187	10.285437	10.75%	91,179
2016	8.209095	9.287187	13.13%	96,628
2015*	10.000000	8.209095	-17.91%	4,198

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.353470	23.982296	12.31%	13,835
2019	17.500316	21.353470	22.02%	17,142
2018	19.162658	17.500316	-8.67%	18,778
2017	16.570403	19.162658	15.64%	26,965
2016	15.169788	16.570403	9.23%	29,208
2015	16.606704	15.169788	-8.65%	31,976
2014	17.232436	16.606704	-3.63%	40,589
2013	13.275050	17.232436	29.81%	42,628
2012	11.002007	13.275050	20.66%	28,561
2011	11.283324	11.002007	-2.49%	10,130
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.194918	19.574163	48.35%	34,754
2019	10.094597	13.194918	30.71%	49,144
2018	12.312129	10.094597	-18.01%	98,468
2017	9.966622	12.312129	23.53%	93,031
2016	10.384934	9.966622	-4.03%	94,848
2015	10.623347	10.384934	-2.24%	105,041
2014	10.944064	10.623347	-2.93%	77,828
2013	9.185849	10.944064	19.14%	58,643
2012	8.081307	9.185849	13.67%	20,094
2011	9.086965	8.081307	-11.07%	13,754
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.296206	21.265488	10.21%	2,373,193
2019	16.235731	19.296206	18.85%	2,592,457
2018	17.365896	16.235731	-6.51%	2,848,910
2017	15.240492	17.365896	13.95%	3,023,316
2016	14.208866	15.240492	7.26%	3,361,390
2015	14.299178	14.208866	-0.63%	3,187,534
2014	13.840957	14.299178	3.31%	2,645,631
2013	11.409307	13.840957	21.31%	2,099,113
2012	10.020388	11.409307	13.86%	1,044,024
2011	10.089236	10.020388	-0.68%	564,928
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.064110	12.963930	7.46%	361,767
2019	11.249684	12.064110	7.24%	318,611
2018	11.557677	11.249684	-2.66%	355,198
2017	11.379622	11.557677	1.56%	412,136
2016	11.265560	11.379622	1.01%	433,058
2015	11.475254	11.265560	-1.83%	417,289
2014	11.108794	11.475254	3.30%	324,246
2013	11.587676	11.108794	-4.13%	242,208
2012	11.219328	11.587676	3.28%	207,392
2011	10.783999	11.219328	4.04%	165,370

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.811455	30.443345	27.85%	482,695
2019	17.954280	23.811455	32.62%	558,723
2018	20.146206	17.954280	-10.88%	642,156
2017	15.632004	20.146206	28.88%	724,571
2016	15.855794	15.632004	-1.41%	784,024
2015	15.124041	15.855794	4.84%	831,180
2014	15.092915	15.124041	0.21%	731,635
2013	11.923253	15.092915	26.58%	481,751
2012	9.925368	11.923253	20.13%	227,774
2011	11.121844	9.925368	-10.76%	131,510
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.616445	38.187475	49.07%	743,971
2019	19.981370	25.616445	28.20%	897,887
2018	20.442305	19.981370	-2.25%	1,043,685
2017	16.255186	20.442305	25.76%	1,128,133
2016	15.145964	16.255186	7.32%	1,314,518
2015	14.462710	15.145964	4.72%	1,348,486
2014	13.600737	14.462710	6.34%	1,176,024
2013	10.664096	13.600737	27.54%	940,431
2012	9.231445	10.664096	15.52%	520,767
2011	9.842687	9.231445	-6.21%	378,911
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.449601	22.754035	11.27%	1,027,454
2019	16.537434	20.449601	23.66%	1,345,002
2018	17.183320	16.537434	-3.76%	1,452,558
2017	14.321589	17.183320	19.98%	1,590,167
2016	13.101235	14.321589	9.31%	1,780,798
2015	13.171150	13.101235	-0.53%	1,742,880
2014	12.143349	13.171150	8.46%	1,494,435
2013	9.280938	12.143349	30.84%	1,020,785
2012	8.057376	9.280938	15.19%	437,132
2011	8.375360	8.057376	-3.80%	374,966
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.668532	17.067736	2.39%	244,846
2019	15.516866	16.668532	7.42%	263,423
2018	16.149269	15.516866	-3.92%	300,061
2017	15.433929	16.149269	4.63%	319,760
2016	14.435943	15.433929	6.91%	321,976
2015	15.107336	14.435943	-4.44%	258,306
2014	14.779017	15.107336	2.22%	302,066
2013	15.190129	14.779017	-2.71%	206,558
2012	13.753001	15.190129	10.45%	144,795
2011	13.241444	13.753001	3.86%	70,498

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.939612	37.836861	8.29%	15,995
2019	27.520589	34.939612	26.96%	21,671
2018	28.048419	27.520589	-1.88%	15,857
2017	23.704189	28.048419	18.33%	19,832
2016	21.670555	23.704189	9.38%	21,103
2015	21.878120	21.670555	-0.95%	29,865
2014	19.884247	21.878120	10.03%	37,933
2013	15.450290	19.884247	28.70%	28,925
2012	13.792245	15.450290	12.02%	1,021
2011	13.963239	13.792245	-1.22%	806
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	34.572807	35.158436	1.69%	78,455
2019	27.664008	34.572807	24.97%	143,746
2018	30.382996	27.664008	-8.95%	109,474
2017	26.235044	30.382996	15.81%	129,321
2016	22.675525	26.235044	15.70%	134,733
2015	24.650395	22.675525	-8.01%	142,835
2014	22.998312	24.650395	7.18%	155,415
2013	17.274269	22.998312	33.14%	109,686
2012	14.856263	17.274269	16.28%	60,490
2011	15.492312	14.856263	-4.11%	59,915
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.145807	12.562917	12.71%	18,138
2019	9.854292	11.145807	13.11%	22,811
2018	10.942366	9.854292	-9.94%	26,428
2017	9.389012	10.942366	16.54%	38,065
2016	9.265636	9.389012	1.33%	45,220
2015*	10.000000	9.265636	-7.34%	21,970
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.382124	18.144613	10.76%	52,352
2019	13.430483	16.382124	21.98%	47,428
2018	15.293500	13.430483	-12.18%	82,940
2017	12.972949	15.293500	17.89%	105,175
2016	12.165795	12.972949	6.63%	114,920
2015	12.584344	12.165795	-3.33%	159,882
2014	12.238624	12.584344	2.82%	177,890
2013	9.606118	12.238624	27.40%	175,174
2012	8.404994	9.606118	14.29%	111,485
2011	9.123333	8.404994	-7.87%	95,453

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.701469	15.866600	7.93%	546,860
2019	12.859878	14.701469	14.32%	614,417
2018	13.939075	12.859878	-7.74%	742,351
2017	12.641582	13.939075	10.26%	812,468
2016	12.107042	12.641582	4.42%	821,734
2015	12.435649	12.107042	-2.64%	1,002,066
2014	12.117125	12.435649	2.63%	914,543
2013	10.739944	12.117125	12.82%	894,419
2012	9.827937	10.739944	9.28%	597,069
2011	10.123577	9.827937	-2.92%	402,861
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.832681	17.365838	9.68%	310,824
2019	13.381603	15.832681	18.32%	341,247
2018	14.808819	13.381603	-9.64%	352,641
2017	12.994971	14.808819	13.96%	478,452
2016	12.304774	12.994971	5.61%	501,681
2015	12.673240	12.304774	-2.91%	534,062
2014	12.301449	12.673240	3.02%	423,940
2013	10.310816	12.301449	19.31%	292,125
2012	9.220877	10.310816	11.82%	216,139
2011	9.705119	9.220877	-4.99%	97,942
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.875798	13.631799	5.87%	257,077
2019	11.823523	12.875798	8.90%	285,301
2018	12.338275	11.823523	-4.17%	482,590
2017	11.788755	12.338275	4.66%	625,248
2016	11.451654	11.788755	2.94%	690,411
2015	11.723899	11.451654	-2.32%	697,178
2014	11.529829	11.723899	1.68%	621,087
2013	11.166474	11.529829	3.25%	512,746
2012	10.556847	11.166474	5.77%	358,391
2011	10.578841	10.556847	-0.21%	234,395
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.310105	12.723865	3.36%	161,711
2019	10.988105	12.310105	12.03%	167,447
2018	12.009977	10.988105	-8.51%	190,958
2017	10.634430	12.009977	12.93%	238,017
2016	10.237978	10.634430	3.87%	250,295
2015	10.871267	10.237978	-5.83%	282,389
2014	10.803853	10.871267	0.62%	258,518
2013*	10.000000	10.803853	8.04%	138,568

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.806455	13.528967	5.64%	128,952
2019	11.276391	12.806455	13.57%	133,007
2018	12.333131	11.276391	-8.57%	154,468
2017	10.640101	12.333131	15.91%	199,497
2016	10.180195	10.640101	4.52%	299,752
2015	10.876137	10.180195	-6.40%	474,499
2014	10.942101	10.876137	-0.60%	500,056
2013*	10.000000	10.942101	9.42%	127,512
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.316910	16.682973	8.92%	1,335,646
2019	13.175352	15.316910	16.25%	1,568,849
2018	14.412127	13.175352	-8.58%	1,729,512
2017	12.850669	14.412127	12.15%	1,868,355
2016	12.234537	12.850669	5.04%	2,027,146
2015	12.567429	12.234537	-2.65%	2,073,679
2014	12.213602	12.567429	2.90%	1,968,550
2013	10.536222	12.213602	15.92%	1,464,050
2012	9.529175	10.536222	10.57%	583,140
2011	9.915082	9.529175	-3.89%	341,648
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.092953	17.776923	10.46%	160,108
2019	13.380078	16.092953	20.28%	193,271
2018	15.026958	13.380078	-10.96%	228,389
2017	12.933574	15.026958	16.19%	339,724
2016	12.215941	12.933574	5.87%	443,384
2015	12.604625	12.215941	-3.08%	460,881
2014	12.250727	12.604625	2.89%	462,838
2013	10.017858	12.250727	22.29%	438,854
2012	8.885150	10.017858	12.75%	282,608
2011	9.471826	8.885150	-6.19%	126,619
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.185568	15.222584	7.31%	278,042
2019	12.612433	14.185568	12.47%	337,472
2018	13.459795	12.612433	-6.30%	362,726
2017	12.447526	13.459795	8.13%	408,392
2016	11.933614	12.447526	4.31%	567,759
2015	12.258239	11.933614	-2.65%	601,098
2014	11.968960	12.258239	2.42%	504,601
2013	10.934659	11.968960	9.46%	409,361
2012	10.098600	10.934659	8.28%	344,349
2011	10.290272	10.098600	-1.86%	228,284

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.243873	15.776940	3.50%	58,726
2019	13.772071	15.243873	10.69%	68,926
2018	16.602115	13.772071	-17.05%	68,842
2017	13.747984	16.602115	20.76%	93,833
2016	13.816837	13.747984	-0.50%	99,968
2015	14.611837	13.816837	-5.44%	109,595
2014	16.166548	14.611837	-9.62%	94,144
2013	13.680366	16.166548	18.17%	64,355
2012	11.628298	13.680366	17.65%	31,450
2011	13.493927	11.628298	-13.83%	21,037
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.743064	17.43%	46,985
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.053146	13.714146	5.06%	226,534
2019	12.203948	13.053146	6.96%	204,213
2018	12.489403	12.203948	-2.29%	222,962
2017	12.182745	12.489403	2.52%	246,714
2016	11.790163	12.182745	3.33%	254,650
2015	12.088315	11.790163	-2.47%	255,065
2014	11.735766	12.088315	3.00%	246,569
2013	12.185985	11.735766	-3.69%	121,078
2012	11.522414	12.185985	5.76%	78,265
2011	11.021687	11.522414	4.54%	57,005
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.922442	14.938163	7.30%	99,171
2019	12.910242	13.922442	7.84%	100,100
2018	13.314864	12.910242	-3.04%	124,213
2017	13.039576	13.314864	2.11%	138,045
2016	12.823240	13.039576	1.69%	152,530
2015	13.099503	12.823240	-2.11%	135,870
2014	12.692890	13.099503	3.20%	92,460
2013	13.169096	12.692890	-3.62%	60,387
2012	12.494405	13.169096	5.40%	64,553
2011	11.972943	12.494405	4.36%	56,728
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.565858	10.785884	2.08%	36,663
2019	10.074180	10.565858	4.88%	40,552
2018*	10.000000	10.074180	0.74%	22,594

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.593280	39.575982	11.19%	71,002
2019	29.488429	35.593280	20.70%	82,049
2018	36.396705	29.488429	-18.98%	70,636
2017	26.190423	36.396705	38.97%	78,440
2016	24.763164	26.190423	5.76%	95,541
2015	30.042910	24.763164	-17.57%	116,698
2014	32.387391	30.042910	-7.24%	130,036
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.301059	25.350646	4.32%	233,574
2019	21.523458	24.301059	12.90%	210,775
2018	22.551714	21.523458	-4.56%	225,466
2017	21.466863	22.551714	5.05%	237,058
2016	19.109692	21.466863	12.33%	289,899
2015	19.940363	19.109692	-4.17%	175,852
2014	19.760630	19.940363	0.91%	192,842
2013	18.755489	19.760630	5.36%	2,154
2012	16.639082	18.755489	12.72%	2,337
2011	16.287204	16.639082	2.16%	2,352
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.867532	13.431843	4.39%	113,412
2019	12.305168	12.867532	4.57%	99,001
2018	12.512368	12.305168	-1.66%	194,095
2017	12.455646	12.512368	0.46%	298,813
2016	12.564431	12.455646	-0.87%	354,461
2015	12.782639	12.564431	-1.71%	180,839
2014	12.422870	12.782639	2.90%	159,614
2013	13.158533	12.422870	-5.59%	167,579
2012	12.976355	13.158533	1.40%	292,097
2011	12.294754	12.976355	5.54%	203,828
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.182322	9.057401	-1.36%	2,548,354
2019	9.168296	9.182322	0.15%	1,759,899
2018	9.190385	9.168296	-0.24%	1,735,441
2017	9.300210	9.190385	-1.18%	1,616,169
2016	9.450299	9.300210	-1.59%	2,014,025
2015	9.603961	9.450299	-1.60%	2,074,925
2014	9.760122	9.603961	-1.60%	2,108,495
2013	9.918820	9.760122	-1.60%	1,654,401
2012	10.080544	9.918820	-1.60%	1,035,003
2011	10.243993	10.080544	-1.60%	639,864

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.130232	10.734200	5.96%	103,846
2019	8.657511	10.130232	17.01%	109,551
2018	10.327891	8.657511	-16.17%	134,752
2017	8.259168	10.327891	25.05%	176,354
2016	8.340239	8.259168	-0.97%	175,512
2015	8.757950	8.340239	-4.77%	154,555
2014	8.964887	8.757950	-2.31%	109,102
2013	7.749583	8.964887	15.68%	89,644
2012	6.835126	7.749583	13.38%	67,568
2011	7.717855	6.835126	-11.44%	88,964
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.355035	11.969682	5.41%	105,722
2019	9.521015	11.355035	19.26%	106,666
2018	11.268607	9.521015	-15.51%	157,297
2017	9.201033	11.268607	22.47%	154,615
2016	9.301580	9.201033	-1.08%	151,821
2015	9.585993	9.301580	-2.97%	216,582
2014	10.384440	9.585993	-7.69%	168,526
2013	8.720863	10.384440	19.08%	149,689
2012	7.497524	8.720863	16.32%	30,292
2011	8.742609	7.497524	-14.24%	4,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.042675	35.571040	11.01%	86,977
2019	26.317883	32.042675	21.75%	106,218
2018	29.346896	26.317883	-10.32%	155,220
2017	25.181788	29.346896	16.54%	178,000
2016	23.376838	25.181788	7.72%	193,553
2015	23.996480	23.376838	-2.58%	199,499
2014	23.228642	23.996480	3.31%	208,789
2013	18.551422	23.228642	25.21%	169,202
2012	16.266809	18.551422	14.04%	139,704
2011	17.207273	16.266809	-5.47%	101,407
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.234053	19.630029	7.66%	404,285
2019	16.065825	18.234053	13.50%	363,593
2018	17.160723	16.065825	-6.38%	444,805
2017	15.692285	17.160723	9.36%	543,193
2016	15.001263	15.692285	4.61%	659,356
2015	15.271717	15.001263	-1.77%	689,452
2014	14.839596	15.271717	2.91%	590,398
2013	13.296005	14.839596	11.61%	448,285
2012	12.353220	13.296005	7.63%	155,066
2011	12.443560	12.353220	-0.73%	104,871

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.212684	24.396897	9.83%	338,882
2019	18.820865	22.212684	18.02%	347,882
2018	20.451985	18.820865	-7.98%	368,080
2017	18.102804	20.451985	12.98%	401,715
2016	17.074860	18.102804	6.02%	440,933
2015	17.445293	17.074860	-2.12%	461,765
2014	16.850710	17.445293	3.53%	333,601
2013	14.330900	16.850710	17.58%	251,197
2012	12.975019	14.330900	10.45%	147,918
2011	13.310100	12.975019	-2.52%	43,148
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.259830	16.024015	5.01%	915,669
2019	14.158253	15.259830	7.78%	902,320
2018	14.654011	14.158253	-3.38%	1,079,349
2017	14.090882	14.654011	4.00%	1,178,356
2016	13.733797	14.090882	2.60%	1,222,814
2015	13.920261	13.733797	-1.34%	924,064
2014	13.616857	13.920261	2.23%	946,797
2013	13.200453	13.616857	3.15%	777,483
2012	12.755443	13.200453	3.49%	430,180
2011	12.593285	12.755443	1.29%	240,743
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.306977	12.662322	2.89%	122,173
2019	11.068377	12.306977	11.19%	125,006
2018	11.919943	11.068377	-7.14%	175,196
2017	10.622731	11.919943	12.21%	227,182
2016	10.212099	10.622731	4.02%	246,900
2015	10.725804	10.212099	-4.79%	266,202
2014	10.638928	10.725804	0.82%	219,526
2013*	10.000000	10.638928	6.39%	42,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.886701	13.482935	4.63%	141,126
2019	11.363487	12.886701	13.40%	143,704
2018	12.293590	11.363487	-7.57%	146,665
2017	10.681078	12.293590	15.10%	174,436
2016	10.148841	10.681078	5.24%	177,745
2015	10.738592	10.148841	-5.49%	198,713
2014	10.727233	10.738592	0.11%	174,348
2013*	10.000000	10.727233	7.27%	49,180

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.668131	25.698668	8.58%	673,814
2019	20.427987	23.668131	15.86%	705,183
2018	22.012318	20.427987	-7.20%	736,149
2017	19.808585	22.012318	11.13%	886,775
2016	18.787779	19.808585	5.43%	1,073,177
2015	19.157395	18.787779	-1.93%	1,173,948
2014	18.509872	19.157395	3.50%	1,105,609
2013	16.128952	18.509872	14.76%	990,163
2012	14.792455	16.128952	9.03%	665,147
2011	15.038547	14.792455	-1.64%	517,820
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.630653	31.645907	10.53%	213,163
2019	23.882952	28.630653	19.88%	240,910
2018	26.306088	23.882952	-9.21%	306,118
2017	22.911274	26.306088	14.82%	335,947
2016	21.462451	22.911274	6.75%	383,208
2015	21.971809	21.462451	-2.32%	401,270
2014	21.274489	21.971809	3.28%	382,083
2013	17.666886	21.274489	20.42%	327,043
2012	15.783031	17.666886	11.94%	189,544
2011	16.387640	15.783031	-3.69%	145,989
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.322080	20.639037	6.82%	326,194
2019	17.303223	19.322080	11.67%	356,269
2018	18.267881	17.303223	-5.28%	488,469
2017	16.998314	18.267881	7.47%	570,643
2016	16.341968	16.998314	4.02%	763,022
2015	16.612778	16.341968	-1.63%	706,266
2014	16.118956	16.612778	3.06%	541,696
2013	14.825135	16.118956	8.73%	528,318
2012	13.945554	14.825135	6.31%	374,425
2011	13.885416	13.945554	0.43%	340,998
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.452307	11.017861	5.41%	18,448
2019*	10.000000	10.452307	4.52%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.752544	12.248022	13.91%	0
2019*	10.000000	10.752544	7.53%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.494548	28.756584	27.84%	91,924
2019	17.555301	22.494548	28.14%	109,894
2018	18.460919	17.555301	-4.91%	122,489
2017	14.444342	18.460919	27.81%	130,924
2016	14.392141	14.444342	0.36%	147,185
2015	14.182311	14.392141	1.48%	166,629
2014	13.085001	14.182311	8.39%	152,701
2013	9.893093	13.085001	32.26%	165,769
2012	8.657050	9.893093	14.28%	97,442
2011	9.091405	8.657050	-4.78%	85,951
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.939589	13.635524	5.38%	163,614
2019	11.053176	12.939589	17.07%	174,788
2018	11.802874	11.053176	-6.35%	189,198
2017	10.203256	11.802874	15.68%	224,674
2016	9.552209	10.203256	6.82%	289,092
2015	9.930687	9.552209	-3.81%	373,276
2014*	10.000000	9.930687	-0.69%	297,106
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.889292	15.673888	5.27%	23,880
2019	12.404517	14.889292	20.03%	29,325
2018	12.940561	12.404517	-4.14%	37,897
2017	10.805847	12.940561	19.76%	26,652
2016	9.978700	10.805847	8.29%	27,688
2015	10.126626	9.978700	-1.46%	28,782
2014*	10.000000	10.126626	1.27%	15,462
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.870968	44.169662	16.63%	125,812
2019	28.024381	37.870968	35.14%	203,383
2018	28.928376	28.024381	-3.12%	191,256
2017	23.135026	28.928376	25.04%	278,744
2016	22.753747	23.135026	1.68%	285,989
2015	22.059889	22.753747	3.15%	143,292
2014	20.650430	22.059889	6.83%	106,350
2013	15.398590	20.650430	34.11%	93,813
2012	13.215069	15.398590	16.52%	91,478
2011	13.773149	13.215069	-4.05%	70,492

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.216269	29.149391	-0.23%	76,808
2019	23.437557	29.216269	24.66%	101,445
2018	26.312786	23.437557	-10.93%	116,012
2017	24.658730	26.312786	6.71%	135,495
2016	20.845233	24.658730	18.29%	140,170
2015	22.168908	20.845233	-5.97%	124,520
2014	19.946708	22.168908	11.14%	101,174
2013	15.394976	19.946708	29.57%	85,352
2012	13.671001	15.394976	12.61%	46,492
2011	13.825581	13.671001	-1.12%	36,336
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.792880	17.93%	155,269
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.845164	52.141092	11.31%	125,533
2019	37.888011	46.845164	23.64%	135,481
2018	43.454650	37.888011	-12.81%	154,504
2017	38.140840	43.454650	13.93%	165,423
2016	32.221668	38.140840	18.37%	144,420
2015	33.597035	32.221668	-4.09%	164,045
2014	31.203815	33.597035	7.67%	127,426
2013	23.834214	31.203815	30.92%	106,446
2012	20.619756	23.834214	15.59%	69,569
2011	21.501436	20.619756	-4.10%	51,925
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.046382	21.445289	-2.73%	63,863
2019	18.090869	22.046382	21.86%	70,356
2018	21.172012	18.090869	-14.55%	69,392
2017	18.899743	21.172012	12.02%	83,332
2016	16.332646	18.899743	15.72%	130,141
2015	17.091435	16.332646	-4.44%	105,353
2014	14.843036	17.091435	15.15%	74,630
2013	11.117741	14.843036	33.51%	60,511
2012	9.711509	11.117741	14.48%	35,506
2011	10.103648	9.711509	-3.88%	21,965
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	34.583483	47.817773	38.27%	35,698
2019	25.961379	34.583483	33.21%	38,552
2018	28.748035	25.961379	-9.69%	43,305
2017	23.437524	28.748035	22.66%	47,714
2016	22.041440	23.437524	6.33%	50,032
2015	22.281846	22.041440	-1.08%	77,023
2014	22.083646	22.281846	0.90%	38,225
2013	15.590460	22.083646	41.65%	25,199
2012	14.010209	15.590460	11.28%	30,456
2011	14.361230	14.010209	-2.44%	25,444

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.932807	40.206664	3.27%	25,823
2019	33.335144	38.932807	16.79%	25,923
2018	40.880529	33.335144	-18.46%	34,052
2017	38.199668	40.880529	7.02%	41,791
2016	30.903389	38.199668	23.61%	44,216
2015	33.513737	30.903389	-7.79%	42,345
2014	31.900538	33.513737	5.06%	35,371
2013	23.152434	31.900538	37.78%	27,179
2012	19.558424	23.152434	18.38%	21,389
2011	21.022225	19.558424	-6.96%	19,841
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.519910	48.785383	20.40%	24,441
2019	32.850031	40.519910	23.35%	28,864
2018	38.303059	32.850031	-14.24%	29,710
2017	34.385474	38.303059	11.39%	33,244
2016	28.514738	34.385474	20.59%	33,743
2015	29.538217	28.514738	-3.46%	37,975
2014	29.852578	29.538217	-1.05%	36,197
2013	21.584842	29.852578	38.30%	31,850
2012	19.037780	21.584842	13.38%	16,562
2011	20.538617	19.037780	-7.31%	16,177
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.261960	22.609577	11.59%	27,261
2019	16.076167	20.261960	26.04%	32,809
2018	17.200381	16.076167	-6.54%	38,463
2017	14.010264	17.200381	22.77%	79,156
2016	12.539184	14.010264	11.73%	44,904
2015	12.896912	12.539184	-2.77%	44,642
2014	12.299836	12.896912	4.85%	53,562
2013	8.708625	12.299836	41.24%	73,005
2012	7.575239	8.708625	14.96%	40,751
2011	8.713869	7.575239	-13.07%	14,849
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.082729	23.512340	11.52%	31,198
2019	16.998106	21.082729	24.03%	38,134
2018	18.354401	16.998106	-7.39%	40,664
2017	15.758195	18.354401	16.48%	55,889
2016	14.543528	15.758195	8.35%	60,774
2015	14.842112	14.543528	-2.01%	58,166
2014	13.648971	14.842112	8.74%	50,943
2013	10.011241	13.648971	36.34%	48,874
2012	9.134578	10.011241	9.60%	14,265
2011	9.596199	9.134578	-4.81%	21,496

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.208962	15.968771	-7.21%	239,146
2019	13.406967	17.208962	28.36%	261,333
2018	14.202418	13.406967	-5.60%	327,685
2017	13.597376	14.202418	4.45%	377,844
2016	12.892526	13.597376	5.47%	412,919
2015	13.888310	12.892526	-7.17%	467,082
2014	10.974612	13.888310	26.55%	469,479
2013	10.859827	10.974612	1.06%	385,410
2012	9.548921	10.859827	13.73%	215,434
2011	9.142631	9.548921	4.44%	143,516
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.332256	23.578445	15.97%	969,930
2019	15.792487	20.332256	28.75%	1,078,502
2018	16.873020	15.792487	-6.40%	1,237,938
2017	14.144470	16.873020	19.29%	1,343,042
2016	12.903330	14.144470	9.62%	1,272,284
2015	12.990655	12.903330	-0.67%	1,278,156
2014	11.675089	12.990655	11.27%	780,079
2013*	10.000000	11.675089	16.75%	339,976
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.380358	10.503532	1.19%	287,676
2019	10.134906	10.380358	2.42%	294,860
2018	10.216813	10.134906	-0.80%	300,309
2017	10.221076	10.216813	-0.04%	342,701
2016	10.134303	10.221076	0.86%	362,091
2015	10.334346	10.134303	-1.94%	370,051
2014	10.450771	10.334346	-1.11%	389,414
2013	10.609527	10.450771	-1.50%	358,477
2012	10.415485	10.609527	1.86%	270,844
2011	10.448755	10.415485	-0.32%	122,888
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.314187	20.328494	17.41%	111,818
2019	14.081052	17.314187	22.96%	163,456
2018	16.142471	14.081052	-12.77%	206,069
2017	14.366826	16.142471	12.36%	206,109
2016	12.078820	14.366826	18.94%	151,468
2015	12.905266	12.078820	-6.40%	237,785
2014	12.544163	12.905266	2.88%	182,073
2013*	10.000000	12.544163	25.44%	112,853

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.471497	35.489616	57.93%	113,948
2019	16.688973	22.471497	34.65%	131,006
2018	18.248063	16.688973	-8.54%	148,411
2017	14.541635	18.248063	25.49%	165,998
2016	13.933674	14.541635	4.36%	159,423
2015	14.209370	13.933674	-1.94%	200,445
2014	13.922552	14.209370	2.06%	93,822
2013	10.207959	13.922552	36.39%	85,895
2012	9.049132	10.207959	12.81%	54,954
2011	9.624361	9.049132	-5.98%	46,538
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	44.165770	60.717128	37.48%	1,662
2019	33.879424	44.165770	30.36%	2,106
2018	36.850254	33.879424	-8.06%	661
2017	30.063241	36.850254	22.58%	752
2016	29.330103	30.063241	2.50%	894
2015	29.513430	29.330103	-0.62%	1,133
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.190905	10.374593	1.80%	17,943
2019	9.988357	10.190905	2.03%	21,023
2018	10.049066	9.988357	-0.60%	36,231
2017	10.121807	10.049066	-0.72%	39,507
2016	10.162021	10.121807	-0.40%	43,576
2015	10.308321	10.162021	-1.42%	92,190
2014	10.412426	10.308321	-1.00%	99,218
2013	10.516856	10.412426	-0.99%	99,298
2012	10.217747	10.516856	2.93%	157,364
2011	10.353523	10.217747	-1.31%	84,960
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	34.391585	40.461532	17.65%	238
2019	27.764011	34.391585	23.87%	238
2018	29.931936	27.764011	-7.24%	238
2017	25.683801	29.931936	16.54%	238
2016	23.757299	25.683801	8.11%	11,457
2015	24.256053	23.757299	-2.06%	11,457
2014	22.331964	24.256053	8.62%	11,457
2013	16.492999	22.331964	35.40%	11,457
2012	15.103511	16.492999	9.20%	11,457
2011	15.836435	15.103511	-4.63%	11,457

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.871101	12.319194	3.77%	106,882
2019	10.566373	11.871101	12.35%	199,577
2018	11.474398	10.566373	-7.91%	210,698
2017	10.577243	11.474398	8.48%	215,798
2016	10.158036	10.577243	4.13%	225,149
2015	10.840234	10.158036	-6.29%	244,128
2014	10.727895	10.840234	1.05%	247,444
2013	10.144884	10.727895	5.75%	176,987
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.680633	13.082940	3.17%	5,191
2019	11.048315	12.680633	14.77%	5,909
2018	12.351354	11.048315	-10.55%	8,610
2017	10.697215	12.351354	15.46%	11,973
2016	10.338094	10.697215	3.47%	13,224
2015	11.593542	10.338094	-10.83%	19,993
2014	11.678813	11.593542	-0.73%	21,710
2013	10.263615	11.678813	13.79%	10,258
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.663590	13.150092	3.84%	5,678
2019	11.105641	12.663590	14.03%	5,604
2018	12.217623	11.105641	-9.10%	12,709
2017	10.927773	12.217623	11.80%	30,949
2016	10.491744	10.927773	4.16%	43,999
2015	11.424649	10.491744	-8.17%	60,676
2014	11.327403	11.424649	0.86%	62,420
2013	10.281267	11.327403	10.18%	12,555
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.698352	12.421487	6.18%	276,911
2019	10.639140	11.698352	9.96%	309,638
2018	11.436018	10.639140	-6.97%	338,632
2017	10.250117	11.436018	11.57%	379,912
2016	9.225722	10.250117	11.10%	416,274
2015	10.324354	9.225722	-10.64%	478,812
2014	10.444724	10.324354	-1.15%	619,632
2013	10.602967	10.444724	-1.49%	656,709
2012*	10.000000	10.602967	6.03%	241,540
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.136302	11.679146	4.87%	58,189
2019	9.871032	11.136302	12.82%	67,229
2018	10.541075	9.871032	-6.36%	78,243
2017	9.757685	10.541075	8.03%	74,418
2016	8.758631	9.757685	11.41%	68,750
2015	9.116675	8.758631	-3.93%	39,474
2014	9.136582	9.116675	-0.22%	27,519

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.712590	12.754023	8.89%	68,099
2019	11.132906	11.712590	5.21%	85,827
2018	11.795411	11.132906	-5.62%	113,497
2017	10.824681	11.795411	8.97%	122,589
2016	10.689839	10.824681	1.26%	124,529
2015	11.703429	10.689839	-8.66%	145,880
2014	11.858036	11.703429	-1.30%	160,713
2013	12.897848	11.858036	-8.06%	168,665
2012	12.456362	12.897848	3.54%	195,509
2011	11.675695	12.456362	6.69%	160,938
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.246072	11.385902	1.24%	594,854
2019	10.997420	11.246072	2.26%	593,879
2018	11.150787	10.997420	-1.38%	649,479
2017	11.191469	11.150787	-0.36%	732,922
2016	11.226438	11.191469	-0.31%	899,089
2015	11.385207	11.226438	-1.39%	1,036,618
2014	11.484399	11.385207	-0.86%	1,113,484
2013	11.698304	11.484399	-1.83%	1,133,239
2012	11.242559	11.698304	4.05%	918,310
2011	11.310867	11.242559	-0.60%	420,115
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.248143	10.300015	0.51%	124,297
2019	10.141336	10.248143	1.05%	438,676
2018	10.162124	10.141336	-0.20%	92,589
2017	10.094215	10.162124	0.67%	36,884
2016*	10.000000	10.094215	0.94%	28,304
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.376125	12.149091	6.79%	1,239,163
2019	10.680267	11.376125	6.52%	1,266,107
2018	10.924265	10.680267	-2.23%	1,357,391
2017	10.591226	10.924265	3.14%	1,565,850
2016	10.491897	10.591226	0.95%	1,632,178
2015	10.626842	10.491897	-1.27%	1,720,891
2014	10.367567	10.626842	2.50%	1,692,578
2013	10.756996	10.367567	-3.62%	1,680,768
2012	9.983857	10.756996	7.74%	1,232,455
2011*	10.000000	9.983857	-0.16%	214,930
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.030865	24.610441	36.49%	10,532
2019	13.400375	18.030865	34.55%	9,586
2018	13.302903	13.400375	0.73%	6,635
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.529752	22.644677	10.30%	3,000
2019	16.670429	20.529752	23.15%	3,016
2018	20.946855	16.670429	-20.42%	551
2017	16.816501	20.946855	24.56%	1,316
2016	17.518996	16.816501	-4.01%	0
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.476569	34.77%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.988047	13.521785	4.11%	21,750
2019	10.121739	12.988047	28.32%	15,657
2018	11.241523	10.121739	-9.96%	9,722
2017*	10.000000	11.241523	12.42%	5,249
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.112005	54.838878	27.20%	211,780
2019	34.061263	43.112005	26.57%	261,483
2018	34.324050	34.061263	-0.77%	301,648
2017	27.398763	34.324050	25.28%	344,826
2016	31.184755	27.398763	-12.14%	397,754
2015	28.177929	31.184755	10.67%	470,478
2014	21.822141	28.177929	29.13%	362,003
2013	14.734130	21.822141	48.11%	256,394
2012	11.430744	14.734130	28.90%	100,713
2011	10.523301	11.430744	8.62%	48,641
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.694838	6.658767	16.93%	166,263
2019	5.188386	5.694838	9.76%	197,131
2018	7.367245	5.188386	-29.57%	271,660
2017	7.637256	7.367245	-3.54%	197,385
2016	5.411695	7.637256	41.13%	268,362
2015	8.286172	5.411695	-34.69%	220,641
2014	10.441073	8.286172	-20.64%	207,127
2013	9.620384	10.441073	8.53%	171,540
2012*	10.000000	9.620384	-3.80%	81,021

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.853910	6.861152	17.21%	7,634
2019	5.317911	5.853910	10.08%	12,244
2018	7.535888	5.317911	-29.43%	19,125
2017	7.790347	7.535888	-3.27%	22,165
2016	5.508765	7.790347	41.42%	25,688
2015	8.412079	5.508765	-34.51%	29,900
2014	10.567866	8.412079	-20.40%	34,862
2013	9.716203	10.567866	8.77%	48,645
2012*	10.000000	9.716203	-2.84%	93,844
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.772559	10.435925	-3.12%	495
2019*	10.000000	10.772559	7.73%	3,826
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.572078	55.229967	55.26%	59,807
2019	28.959959	35.572078	22.83%	68,477
2018	29.053273	28.959959	-0.32%	130,676
2017	23.458347	29.053273	23.85%	150,879
2016	22.124780	23.458347	6.03%	119,333
2015	23.151933	22.124780	-4.44%	156,022
2014	23.978696	23.151933	-3.45%	109,252
2013	16.220645	23.978696	47.83%	75,753
2012	15.282160	16.220645	6.14%	41,784
2011	16.278442	15.282160	-6.12%	40,202

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.097471	13.507480	3.13%	0
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	34.200596	34.467977	0.78%	0
2019	28.131997	34.200596	21.57%	0
2018	30.382493	28.131997	-7.41%	0
2017	26.046688	30.382493	16.65%	0
2016	23.842941	26.046688	9.24%	0
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	42.303449	42.875750	1.35%	0
2019	35.873489	42.303449	17.92%	0
2018	43.066058	35.873489	-16.70%	0
2017	38.800587	43.066058	10.99%	0
2016	31.612211	38.800587	22.74%	0
2015	34.083346	31.612211	-7.25%	0
2014	31.809470	34.083346	7.15%	0
2013	23.498981	31.809470	35.37%	0
2012	20.169062	23.498981	16.51%	0
2011	22.441763	20.169062	-10.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.746605	14.811567	7.75%	0
2019	12.834632	13.746605	7.11%	0
2018	13.429702	12.834632	-4.43%	0
2017	13.170800	13.429702	1.97%	0
2016	12.828321	13.170800	2.67%	0
2015	13.373647	12.828321	-4.08%	0
2014	13.163643	13.373647	1.60%	0
2013	14.624601	13.163643	-9.99%	0
2012	13.847781	14.624601	5.61%	0
2011	12.599605	13.847781	9.91%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	32.501248	35.624390	9.61%	0
2019	26.704596	32.501248	21.71%	0
2018	29.260026	26.704596	-8.73%	0
2017	24.729917	29.260026	18.32%	0
2016	22.211786	24.729917	11.34%	0
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.868094	31.690154	-0.56%	0
2019	25.119687	31.868094	26.87%	0
2018	29.347712	25.119687	-14.41%	0
2017	26.768908	29.347712	9.63%	0
2016	22.178321	26.768908	20.70%	0
2015	22.912332	22.178321	-3.20%	0
2014	20.042136	22.912332	14.32%	0
2013	15.687623	20.042136	27.76%	0
2012	13.724321	15.687623	14.31%	0
2011	14.072724	13.724321	-2.48%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.290872	34.005132	-0.83%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.271111	15.902611	4.14%	0
2019	13.160347	15.271111	16.04%	0
2018	14.071240	13.160347	-6.47%	0
2017	12.461719	14.071240	12.92%	0
2016	11.811051	12.461719	5.51%	0
2015	12.139277	11.811051	-2.70%	0
2014	11.994071	12.139277	1.21%	0
2013	10.113887	11.994071	18.59%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.596984	12.205428	5.25%	0
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.476434	11.183838	6.75%	0
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.545462	14.816200	1.86%	0
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	0
2019	15.189333	17.591165	15.81%	0
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	0
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.539816	51.728998	8.81%	0
2019	39.551782	47.539816	20.20%	0
2018	44.185071	39.551782	-10.49%	0
2017	39.966989	44.185071	10.55%	0
2016	32.320437	39.966989	23.66%	0
2015	33.646506	32.320437	-3.94%	0
2014	32.544252	33.646506	3.39%	0
2013	23.515604	32.544252	38.39%	0
2012	20.658938	23.515604	13.83%	0
2011	20.887287	20.658938	-1.09%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.051177	44.052283	15.77%	0
2019	29.569418	38.051177	28.68%	0
2018	31.602510	29.569418	-6.43%	0
2017	26.508097	31.602510	19.22%	0
2016	24.184602	26.508097	9.61%	0
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0
2011	14.906019	14.898131	-0.05%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.966725	41.216890	21.34%	0
2019	25.435300	33.966725	33.54%	0
2018	27.842045	25.435300	-8.64%	0
2017	22.287885	27.842045	24.92%	0
2016	21.053590	22.287885	5.86%	0
2015	22.003955	21.053590	-4.32%	0
2014	20.749127	22.003955	6.05%	0
2013	17.460762	20.749127	18.83%	0
2012	16.120166	17.460762	8.32%	0
2011	15.072767	16.120166	6.95%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.035357	29.442665	17.60%	0
2019	20.952436	25.035357	19.49%	0
2018	26.397589	20.952436	-20.63%	0
2017	21.579891	26.397589	22.32%	0
2016	18.786771	21.579891	14.87%	0
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	0
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.958724	16.315835	-3.79%	0
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.917234	10.951750	0.32%	0
2019	10.366565	10.917234	5.31%	0
2018	10.550509	10.366565	-1.74%	0
2017	10.370040	10.550509	1.74%	0
2016	9.677776	10.370040	7.15%	0
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.664302	10.562456	-0.96%	0
2019	9.042383	10.664302	17.94%	0
2018*	10.000000	9.042383	-9.58%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.497079	15.378570	6.08%	0
2019	13.502225	14.497079	7.37%	0
2018	13.838413	13.502225	-2.43%	0
2017	13.561470	13.838413	2.04%	0
2016	13.318006	13.561470	1.83%	0
2015	13.601205	13.318006	-2.08%	0
2014	13.360071	13.601205	1.80%	0
2013	13.483014	13.360071	-0.91%	0
2012	12.526479	13.483014	7.64%	0
2011	12.487507	12.526479	0.31%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	0
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.990740	19.859749	10.39%	0
2019	15.803514	17.990740	13.84%	0
2018	16.785480	15.803514	-5.85%	0
2017	15.130089	16.785480	10.94%	0
2016	14.618643	15.130089	3.50%	0
2015	14.943153	14.618643	-2.17%	0
2014	14.579871	14.943153	2.49%	0
2013	13.096219	14.579871	11.33%	0
2012	11.934095	13.096219	9.74%	0
2011	12.185958	11.934095	-2.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.654724	22.176155	12.83%	0
2019	16.670513	19.654724	17.90%	0
2018	18.048785	16.670513	-7.64%	0
2017	15.784115	18.048785	14.35%	0
2016	15.168034	15.784115	4.06%	0
2015	15.493642	15.168034	-2.10%	0
2014	15.061455	15.493642	2.87%	0
2013	13.243470	15.061455	13.73%	0
2012	11.909512	13.243470	11.20%	0
2011	12.261133	11.909512	-2.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.681631	24.872951	14.72%	0
2019	17.762426	21.681631	22.06%	0
2018	19.644413	17.762426	-9.58%	0
2017	16.548446	19.644413	18.71%	0
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
2011	12.141367	11.603570	-4.43%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.638857	16.381969	20.11%	0
2019	11.173204	13.638857	22.07%	0
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.386955	55.572656	28.09%	0
2019	33.604848	43.386955	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.176093	8.697408	-33.99%	0
2019	12.198707	13.176093	8.01%	0
2018	16.488439	12.198707	-26.02%	0
2017	17.242820	16.488439	-4.38%	0
2016	13.131447	17.242820	31.31%	0
2015	16.848051	13.131447	-22.06%	0
2014	19.637967	16.848051	-14.21%	0
2013	16.083805	19.637967	22.10%	0
2012	15.615016	16.083805	3.00%	0
2011	16.747282	15.615016	-6.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.799092	32.241802	4.68%	0
2019	24.637289	30.799092	25.01%	0
2018	27.391565	24.637289	-10.06%	0
2017	24.722339	27.391565	10.80%	0
2016	21.354259	24.722339	15.77%	0
2015	22.673548	21.354259	-5.82%	0
2014	21.251873	22.673548	6.69%	0
2013	16.904240	21.251873	25.72%	0
2012	14.684086	16.904240	15.12%	0
2011	14.832803	14.684086	-1.00%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	0
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.389892	61.259048	41.18%	0
2019	32.929446	43.389892	31.77%	0
2018	33.630433	32.929446	-2.08%	0
2017	25.362483	33.630433	32.60%	0
2016	25.645772	25.362483	-1.10%	0
2015	24.391915	25.645772	5.14%	0
2014	22.340738	24.391915	9.18%	0
2013	16.702413	22.340738	33.76%	0
2012	14.845147	16.702413	12.51%	0
2011	15.098585	14.845147	-1.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.870278	15.965090	7.36%	0
2019	13.820065	14.870278	7.60%	0
2018	14.164705	13.820065	-2.43%	0
2017	13.848848	14.164705	2.28%	0
2016	13.477057	13.848848	2.76%	0
2015	13.820605	13.477057	-2.49%	0
2014	13.305010	13.820605	3.88%	0
2013	13.813877	13.305010	-3.68%	0
2012	13.300838	13.813877	3.86%	0
2011	12.634498	13.300838	5.27%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.543602	53.954595	15.92%	0
2019	38.421310	46.543602	21.14%	0
2018	45.841769	38.421310	-16.19%	0
2017	38.667425	45.841769	18.55%	0
2016	35.126163	38.667425	10.08%	0
2015	36.306858	35.126163	-3.25%	0
2014	34.815999	36.306858	4.28%	0
2013	26.054250	34.815999	33.63%	0
2012	23.124802	26.054250	12.67%	0
2011	26.374436	23.124802	-12.32%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.430587	31.114658	13.43%	0
2019	21.874947	27.430587	25.40%	0
2018	26.187171	21.874947	-16.47%	0
2017	20.482786	26.187171	27.85%	0
2016	21.983658	20.482786	-6.83%	0
2015	21.639179	21.983658	1.59%	0
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.615386	12.481334	-8.33%	0
2019	11.259764	13.615386	20.92%	0
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	39.233609	41.680919	6.24%	0
2019	29.748000	39.233609	31.89%	0
2018	36.666020	29.748000	-18.87%	0
2017	31.304688	36.666020	17.13%	0
2016	29.127714	31.304688	7.47%	0
2015	30.592458	29.127714	-4.79%	0
2014	29.203666	30.592458	4.76%	0
2013	22.808749	29.203666	28.04%	0
2012	18.252309	22.808749	24.96%	0
2011	20.401827	18.252309	-10.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	0
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.682518	17.511381	-0.97%	0
2019	15.491413	17.682518	14.14%	0
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	37.680444	42.977057	14.06%	0
2019	29.646349	37.680444	27.10%	0
2018	31.758289	29.646349	-6.65%	0
2017	26.783162	31.758289	18.58%	0
2016	23.466621	26.783162	14.13%	0
2015	24.763715	23.466621	-5.24%	0
2014	23.158997	24.763715	6.93%	0
2013	18.156779	23.158997	27.55%	0
2012	16.489655	18.156779	10.11%	0
2011	15.816861	16.489655	4.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	43.083753	44.571530	3.45%	0
2019	34.671297	43.083753	24.26%	0
2018	40.467260	34.671297	-14.32%	0
2017	37.183505	40.467260	8.83%	0
2016	29.039191	37.183505	28.05%	0
2015	31.881551	29.039191	-8.92%	0
2014	32.232450	31.881551	-1.09%	0
2013	24.055596	32.232450	33.99%	0
2012	20.660964	24.055596	16.43%	0
2011	21.827702	20.660964	-5.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.135427	13.986113	15.25%	0
2019	9.739006	12.135427	24.61%	0
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.947656	21.335529	-2.79%	0
2019	19.831205	21.947656	10.67%	0
2018	23.848620	19.831205	-16.85%	0
2017	20.778890	23.848620	14.77%	0
2016	19.712147	20.778890	5.41%	0
2015	21.434639	19.712147	-8.04%	0
2014	24.524357	21.434639	-12.60%	0
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.363064	8.722225	-6.84%	0
2019	9.332292	9.363064	0.33%	0
2018	9.309334	9.332292	0.25%	0
2017	9.286254	9.309334	0.25%	0
2016	9.172095	9.286254	1.24%	0
2015	9.745520	9.172095	-5.88%	0
2014	9.730649	9.745520	0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.754547	13.060102	2.40%	0
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.807373	10.358178	5.62%	0
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.051686	32.192932	39.66%	0
2019	17.180208	23.051686	34.18%	0
2018	18.177272	17.180208	-5.49%	0
2017	14.549060	18.177272	24.94%	0
2016	14.500023	14.549060	0.34%	0
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	0
2013	9.622621	13.230134	37.49%	0
2012*	10.000000	9.622621	-3.77%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	43.340292	54.277838	25.24%	0
2019	33.522965	43.340292	29.29%	0
2018	39.360444	33.522965	-14.83%	0
2017	29.356440	39.360444	34.08%	0
2016	29.894560	29.356440	-1.80%	0
2015	29.319400	29.894560	1.96%	0
2014	29.210737	29.319400	0.37%	0
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.697106	10.835366	1.29%	0
2019	9.833575	10.697106	8.78%	0
2018	10.474962	9.833575	-6.12%	0
2017	10.043911	10.474962	4.29%	0
2016	9.609889	10.043911	4.52%	0
2015	10.020823	9.609889	-4.10%	0
2014	9.941266	10.020823	0.80%	0
2013	10.145277	9.941266	-2.01%	0
2012*	10.000000	10.145277	1.45%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.427665	38.496199	11.82%	0
2019	26.571899	34.427665	29.56%	0
2018	29.400988	26.571899	-9.62%	0
2017	25.629171	29.400988	14.72%	0
2016	23.412674	25.629171	9.47%	0
2015	23.088145	23.412674	1.41%	0
2014	21.263917	23.088145	8.58%	0
2013	16.449118	21.263917	29.27%	0
2012	14.343366	16.449118	14.68%	0
2011	14.629515	14.343366	-1.96%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.244303	17.404544	7.14%	0
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	45.739139	53.817660	17.66%	0
2019	36.870814	45.739139	24.05%	0
2018	41.909802	36.870814	-12.02%	0
2017	37.407343	41.909802	12.04%	0
2016	32.321260	37.407343	15.74%	0
2015	34.996153	32.321260	-7.64%	0
2014	31.869053	34.996153	9.81%	0
2013	23.042708	31.869053	38.30%	0
2012	19.911734	23.042708	15.72%	0
2011	20.739342	19.911734	-3.99%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	0
2019	8.603793	10.827097	25.84%	0
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.361594	19.444813	12.00%	0
2019	14.495907	17.361594	19.77%	0
2018	15.588357	14.495907	-7.01%	0
2017	13.400445	15.588357	16.33%	0
2016	13.983784	13.400445	-4.17%	0
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	0
2012	11.543254	13.529317	17.21%	0
2011	12.647958	11.543254	-8.73%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.639521	14.223065	4.28%	0
2019	12.472334	13.639521	9.36%	0
2018	12.956764	12.472334	-3.74%	0
2017	12.348801	12.956764	4.92%	0
2016	10.806205	12.348801	14.28%	0
2015	11.751983	10.806205	-8.05%	0
2014	11.725794	11.751983	0.22%	0
2013	10.789629	11.725794	8.68%	0
2012*	10.000000	10.789629	7.90%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.917253	32.118700	46.55%	0
2019	16.155399	21.917253	35.67%	0
2018	16.437569	16.155399	-1.72%	0
2017	13.170218	16.437569	24.81%	0
2016	12.618843	13.170218	4.37%	0
2015	13.617682	12.618843	-7.33%	0
2014	12.836009	13.617682	6.09%	0
2013	10.044239	12.836009	27.79%	0
2012*	10.000000	10.044239	0.44%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.333035	36.260893	12.15%	0
2019	26.886816	32.333035	20.26%	0
2018	27.222979	26.886816	-1.23%	0
2017	23.429382	27.222979	16.19%	0
2016	22.834107	23.429382	2.61%	0
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.409984	11.287805	8.43%	0
2019	9.685984	10.409984	7.47%	0
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	55.250091	75.550176	36.74%	0
2019	41.049333	55.250091	34.59%	0
2018	41.036602	41.049333	0.03%	0
2017	32.095490	41.036602	27.86%	0
2016	32.010671	32.095490	0.26%	0
2015	29.076710	32.010671	10.09%	0
2014	27.256491	29.076710	6.68%	0
2013	21.173835	27.256491	28.73%	0
2012	17.382589	21.173835	21.81%	0
2011	18.992013	17.382589	-8.47%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.035572	48.973360	48.24%	0
2019	23.194144	33.035572	42.43%	0
2018	23.373017	23.194144	-0.77%	0
2017	16.398546	23.373017	42.53%	0
2016	14.644397	16.398546	11.98%	0
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
2013	9.936310	13.230980	33.16%	0
2012*	10.000000	9.936310	-0.64%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.887636	36.386341	14.11%	0
2019	25.588668	31.887636	24.62%	0
2018	30.661694	25.588668	-16.55%	0
2017	23.832821	30.661694	28.65%	0
2016	25.973819	23.832821	-8.24%	0
2015	28.959507	25.973819	-10.31%	0
2014	33.499463	28.959507	-13.55%	0
2013	29.804798	33.499463	12.40%	0
2012	26.776690	29.804798	11.31%	0
2011	40.237638	26.776690	-33.45%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.063943	9.771641	-2.90%	0
2019	8.661421	10.063943	16.19%	0
2018	10.814437	8.661421	-19.91%	0
2017	8.601727	10.814437	25.72%	0
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.549151	11.145648	5.65%	0
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.156775	31.724982	43.18%	0
2019	15.946496	22.156775	38.94%	0
2018	16.498920	15.946496	-3.35%	0
2017	13.278389	16.498920	24.25%	0
2016	12.408729	13.278389	7.01%	0
2015	12.893589	12.408729	-3.76%	0
2014	14.172082	12.893589	-9.02%	0
2013	10.203835	14.172082	38.89%	0
2012*	10.000000	10.203835	2.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.557866	39.142849	1.52%	0
2019	30.272503	38.557866	27.37%	0
2018	34.339861	30.272503	-11.84%	0
2017	29.752621	34.339861	15.42%	0
2016	26.587673	29.752621	11.90%	0
2015	27.288613	26.587673	-2.57%	0
2014	25.177682	27.288613	8.38%	0
2013	18.879545	25.177682	33.36%	0
2012	16.565938	18.879545	13.97%	0
2011	16.922218	16.565938	-2.11%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	0
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	0
2019	17.441611	21.554354	23.58%	0
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.297528	20.788634	20.18%	0
2019	12.600004	17.297528	37.28%	0
2018	12.739241	12.600004	-1.09%	0
2017	10.110997	12.739241	25.99%	0
2016	9.712753	10.110997	4.10%	0
2015*	10.000000	9.712753	-2.87%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.602733	36.03%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.322266	15.149182	5.77%	0
2019	13.165585	14.322266	8.79%	0
2018	13.510713	13.165585	-2.55%	0
2017	12.972092	13.510713	4.15%	0
2016	12.459017	12.972092	4.12%	0
2015	12.774356	12.459017	-2.47%	0
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.571211	26.540836	3.79%	0
2019	22.773310	25.571211	12.29%	0
2018	24.912534	22.773310	-8.59%	0
2017	23.113758	24.912534	7.78%	0
2016	21.251855	23.113758	8.76%	0
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.700741	11.342426	-3.06%	0
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.254228	23.858713	12.25%	0
2019	17.427837	21.254228	21.96%	0
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.116875	19.448528	48.27%	0
2019	10.039993	13.116875	30.65%	0
2018	12.251799	10.039993	-18.05%	0
2017	9.922807	12.251799	23.47%	0
2016	10.344520	9.922807	-4.08%	0
2015	10.587382	10.344520	-2.29%	0
2014	10.912556	10.587382	-2.98%	0
2013	9.164052	10.912556	19.08%	0
2012	8.066245	9.164052	13.61%	0
2011	9.074632	8.066245	-11.11%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	0
2019	16.131510	19.162594	18.79%	0
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	0
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	0
2019	17.839021	23.646581	32.56%	0
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	0
2019	19.853052	25.439013	28.14%	0
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	0
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.526180	16.913387	2.34%	0
2019	15.392164	16.526180	7.37%	0
2018	16.027675	15.392164	-3.97%	0
2017	15.325481	16.027675	4.58%	0
2016	14.341779	15.325481	6.86%	0
2015	15.016419	14.341779	-4.49%	0
2014	14.697545	15.016419	2.17%	0
2013	15.114071	14.697545	-2.76%	0
2012	13.691103	15.114071	10.39%	0
2011	13.188528	13.691103	3.81%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.641275	37.494712	8.24%	0
2019	27.299464	34.641275	26.89%	0
2018	27.837277	27.299464	-1.93%	0
2017	23.537668	27.837277	18.27%	0
2016	21.529231	23.537668	9.33%	0
2015	21.746498	21.529231	-1.00%	0
2014	19.774667	21.746498	9.97%	0
2013	15.372947	19.774667	28.63%	0
2012	13.730201	15.372947	11.96%	0
2011	13.907484	13.730201	-1.27%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	34.277438	34.840345	1.64%	0
2019	27.441603	34.277438	24.91%	0
2018	30.154151	27.441603	-9.00%	0
2017	26.050628	30.154151	15.75%	0
2016	22.527552	26.050628	15.64%	0
2015	24.501990	22.527552	-8.06%	0
2014	22.871470	24.501990	7.13%	0
2013	17.187714	22.871470	33.07%	0
2012	14.789355	17.187714	16.22%	0
2011	15.430371	14.789355	-4.15%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.120522	12.528049	12.66%	0
2019	9.836933	11.120522	13.05%	0
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	0
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	0
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	0
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	0
2019	11.759587	12.799675	8.84%	0
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268436	12.674343	3.31%	0
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.763112	13.476335	5.59%	0
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	0
2019	13.104112	15.226353	16.20%	0
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	0
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	0
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	0
2019	13.704553	15.161423	10.63%	0
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.741826	17.42%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.976027	13.626201	5.01%	0
2019	12.138008	12.976027	6.90%	0
2018	12.428266	12.138008	-2.34%	0
2017	12.129254	12.428266	2.47%	0
2016	11.744339	12.129254	3.28%	0
2015	12.047456	11.744339	-2.52%	0
2014	11.702042	12.047456	2.95%	0
2013	12.157146	11.702042	-3.74%	0
2012	11.500995	12.157146	5.71%	0
2011	11.006772	11.500995	4.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	0
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	0
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.289258	39.217995	11.13%	0
2019	29.251414	35.289258	20.64%	0
2018	36.122641	29.251414	-19.02%	0
2017	26.006358	36.122641	38.90%	0
2016	24.601602	26.006358	5.71%	0
2015	29.862097	24.601602	-17.62%	0
2014	32.208857	29.862097	-7.29%	0
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.093528	25.121383	4.27%	0
2019	21.350492	24.093528	12.85%	0
2018	22.381909	21.350492	-4.61%	0
2017	21.316028	22.381909	5.00%	0
2016	18.985039	21.316028	12.28%	0
2015	19.820365	18.985039	-4.21%	0
2014	19.651702	19.820365	0.86%	0
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.757607	13.310325	4.33%	0
2019	12.206255	12.757607	4.52%	0
2018	12.418127	12.206255	-1.71%	0
2017	12.368097	12.418127	0.40%	0
2016	12.482446	12.368097	-0.92%	0
2015	12.705689	12.482446	-1.76%	0
2014	12.354370	12.705689	2.84%	0
2013	13.092624	12.354370	-5.64%	0
2012	12.917941	13.092624	1.35%	0
2011	12.245623	12.917941	5.49%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.103709	8.975301	-1.41%	0
2019	9.094430	9.103709	0.10%	0
2018	9.121003	9.094430	-0.29%	0
2017	9.234687	9.121003	-1.23%	0
2016	9.388472	9.234687	-1.64%	0
2015	9.545978	9.388472	-1.65%	0
2014	9.706126	9.545978	-1.65%	0
2013	9.868965	9.706126	-1.65%	0
2012	10.034988	9.868965	-1.65%	0
2011	10.202869	10.034988	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.070337	10.665319	5.91%	0
2019	8.610692	10.070337	16.95%	0
2018	10.277293	8.610692	-16.22%	0
2017	8.222863	10.277293	24.98%	0
2016	8.307785	8.222863	-1.02%	0
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
2011	7.707380	6.822389	-11.48%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.276370	11.880723	5.36%	0
2019	9.459854	11.276370	19.20%	0
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.768985	35.249303	10.96%	0
2019	26.106345	31.768985	21.69%	0
2018	29.125902	26.106345	-10.37%	0
2017	25.004822	29.125902	16.48%	0
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	0
2013	18.458503	23.100556	25.15%	0
2012	16.193584	18.458503	13.99%	0
2011	17.138514	16.193584	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	0
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	0
2019	18.728646	22.092620	17.96%	0
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.129501	15.879077	4.95%	0
2019	14.044462	15.129501	7.73%	0
2018	14.543673	14.044462	-3.43%	0
2017	13.991871	14.543673	3.94%	0
2016	13.644204	13.991871	2.55%	0
2015	13.836473	13.644204	-1.39%	0
2014	13.541776	13.836473	2.18%	0
2013	13.134348	13.541776	3.10%	0
2012	12.698037	13.134348	3.44%	0
2011	12.542960	12.698037	1.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	0
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.465989	25.466245	8.52%	0
2019	20.263831	23.465989	15.80%	0
2018	21.846601	20.263831	-7.24%	0
2017	19.669423	21.846601	11.07%	0
2016	18.665241	19.669423	5.38%	0
2015	19.042127	18.665241	-1.98%	0
2014	18.407859	19.042127	3.45%	0
2013	16.048214	18.407859	14.70%	0
2012	14.725918	16.048214	8.98%	0
2011	14.978498	14.725918	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.386166	31.359716	10.48%	0
2019	23.691041	28.386166	19.82%	0
2018	26.108061	23.691041	-9.26%	0
2017	22.750329	26.108061	14.76%	0
2016	21.322478	22.750329	6.70%	0
2015	21.839610	21.322478	-2.37%	0
2014	21.157248	21.839610	3.23%	0
2013	17.578460	21.157248	20.36%	0
2012	15.712035	17.578460	11.88%	0
2011	16.322204	15.712035	-3.74%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.157026	20.452346	6.76%	0
2019	17.164136	19.157026	11.61%	0
2018	18.130322	17.164136	-5.33%	0
2017	16.878866	18.130322	7.41%	0
2016	16.235366	16.878866	3.96%	0
2015	16.512796	16.235366	-1.68%	0
2014	16.030088	16.512796	3.01%	0
2013	14.750895	16.030088	8.67%	0
2012	13.882794	14.750895	6.25%	0
2011	13.829933	13.882794	0.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	0
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.361547	28.572042	27.77%	0
2019	17.460371	22.361547	28.07%	0
2018	18.370489	17.460371	-4.95%	0
2017	14.380861	18.370489	27.74%	0
2016	14.336160	14.380861	0.31%	0
2015	14.134326	14.336160	1.43%	0
2014	13.047356	14.134326	8.33%	0
2013	9.869637	13.047356	32.20%	0
2012	8.640935	9.869637	14.22%	0
2011	9.079086	8.640935	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.903690	13.590786	5.32%	0
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.847975	15.622448	5.22%	0
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.666250	43.908571	16.57%	0
2019	27.887056	37.666250	35.07%	0
2018	28.801336	27.887056	-3.17%	0
2017	23.045089	28.801336	24.98%	0
2016	22.676774	23.045089	1.62%	0
2015	21.996440	22.676774	3.09%	0
2014	20.601502	21.996440	6.77%	0
2013	15.369911	20.601502	34.04%	0
2012	13.197181	15.369911	16.46%	0
2011	13.761488	13.197181	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.058373	28.977106	-0.28%	0
2019	23.322735	29.058373	24.59%	0
2018	26.197263	23.322735	-10.97%	0
2017	24.562893	26.197263	6.65%	0
2016	20.774734	24.562893	18.23%	0
2015	22.105173	20.774734	-6.02%	0
2014	19.899468	22.105173	11.08%	0
2013	15.366307	19.899468	29.50%	0
2012	13.652497	15.366307	12.55%	0
2011	13.813869	13.652497	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.445050	51.669473	11.25%	0
2019	37.583496	46.445050	23.58%	0
2018	43.127455	37.583496	-12.85%	0
2017	37.872839	43.127455	13.87%	0
2016	32.011469	37.872839	18.31%	0
2015	33.394841	32.011469	-4.14%	0
2014	31.031799	33.394841	7.61%	0
2013	23.714870	31.031799	30.85%	0
2012	20.526948	23.714870	15.53%	0
2011	21.415526	20.526948	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	0
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	34.288127	47.385306	38.20%	0
2019	25.752750	34.288127	33.14%	0
2018	28.531605	25.752750	-9.74%	0
2017	23.272870	28.531605	22.60%	0
2016	21.897684	23.272870	6.28%	0
2015	22.147784	21.897684	-1.13%	0
2014	21.961929	22.147784	0.85%	0
2013	15.512400	21.961929	41.58%	0
2012	13.947162	15.512400	11.22%	0
2011	14.303860	13.947162	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.600278	39.842993	3.22%	0
2019	33.067221	38.600278	16.73%	0
2018	40.572715	33.067221	-18.50%	0
2017	37.931250	40.572715	6.96%	0
2016	30.701789	37.931250	23.55%	0
2015	33.312036	30.701789	-7.84%	0
2014	31.724661	33.312036	5.00%	0
2013	23.036487	31.724661	37.71%	0
2012	19.470383	23.036487	18.32%	0
2011	20.938218	19.470383	-7.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.173890	48.344227	20.34%	0
2019	32.586063	40.173890	23.29%	0
2018	38.014717	32.586063	-14.28%	0
2017	34.143917	38.014717	11.34%	0
2016	28.328748	34.143917	20.53%	0
2015	29.360475	28.328748	-3.51%	0
2014	29.688039	29.360475	-1.10%	0
2013	21.476771	29.688039	38.23%	0
2012	18.952108	21.476771	13.32%	0
2011	20.456564	18.952108	-7.35%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.142146	22.464458	11.53%	0
2019	15.989232	20.142146	25.97%	0
2018	17.116113	15.989232	-6.58%	0
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.958061	23.361438	11.47%	0
2019	16.906180	20.958061	23.97%	0
2018	18.264476	16.906180	-7.44%	0
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.107187	15.866252	-7.25%	0
2019	13.334451	17.107187	28.29%	0
2018	14.132825	13.334451	-5.65%	0
2017	13.537596	14.132825	4.40%	0
2016	12.842357	13.537596	5.41%	0
2015	13.841305	12.842357	-7.22%	0
2014	10.943023	13.841305	26.49%	0
2013	10.834078	10.943023	1.01%	0
2012	9.531130	10.834078	13.67%	0
2011	9.130237	9.531130	4.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.263455	23.486724	15.91%	0
2019	15.747039	20.263455	28.68%	0
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	0
2019	10.080203	10.319089	2.37%	0
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.255591	20.249406	17.35%	0
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.338609	35.261848	57.85%	0
2019	16.598711	22.338609	34.58%	0
2018	18.158652	16.598711	-8.59%	0
2017	14.477710	18.158652	25.42%	0
2016	13.879452	14.477710	4.31%	0
2015	14.161282	13.879452	-1.99%	0
2014	13.882497	14.161282	2.01%	0
2013	10.183767	13.882497	36.32%	0
2012	9.032284	10.183767	12.75%	0
2011	9.611325	9.032284	-6.02%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	43.785761	60.164148	37.41%	0
2019	33.604992	43.785761	30.30%	0
2018	36.570459	33.604992	-8.11%	0
2017	29.850086	36.570459	22.51%	0
2016	29.136915	29.850086	2.45%	0
2015	29.333944	29.136915	-0.67%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.103852	10.280754	1.75%	0
2019	9.908064	10.103852	1.98%	0
2018	9.973393	9.908064	-0.66%	0
2017	10.050684	9.973393	-0.77%	0
2016	10.095733	10.050684	-0.45%	0
2015	10.246272	10.095733	-1.47%	0
2014	10.355016	10.246272	-1.05%	0
2013	10.464186	10.355016	-1.04%	0
2012	10.171757	10.464186	2.87%	0
2011	10.312153	10.171757	-1.36%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	34.101433	40.099789	17.59%	0
2019	27.543766	34.101433	23.81%	0
2018	29.709691	27.543766	-7.29%	0
2017	25.506016	29.709691	16.48%	0
2016	23.604808	25.506016	8.05%	0
2015	24.112615	23.604808	-2.11%	0
2014	22.211196	24.112615	8.56%	0
2013	16.412134	22.211196	35.33%	0
2012	15.037116	16.412134	9.14%	0
2011	15.774822	15.037116	-4.68%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.827986	12.268218	3.72%	0
2019	10.533352	11.827986	12.29%	0
2018	11.444391	10.533352	-7.96%	0
2017	10.554933	11.444391	8.43%	0
2016	10.141738	10.554933	4.07%	0
2015	10.828346	10.141738	-6.34%	0
2014	10.721577	10.828346	1.00%	0
2013	10.144054	10.721577	5.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.634559	13.028784	3.12%	0
2019	11.013763	12.634559	14.72%	0
2018	12.319019	11.013763	-10.60%	0
2017	10.674617	12.319019	15.40%	0
2016	10.321494	10.674617	3.42%	0
2015	11.580816	10.321494	-10.87%	0
2014	11.671931	11.580816	-0.78%	0
2013	10.262777	11.671931	13.73%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.617585	13.095658	3.79%	0
2019	11.070922	12.617585	13.97%	0
2018	12.185655	11.070922	-9.15%	0
2017	10.904697	12.185655	11.75%	0
2016	10.474882	10.904697	4.10%	0
2015	11.412092	10.474882	-8.21%	0
2014	11.320708	11.412092	0.81%	0
2013	10.280422	11.320708	10.12%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.652826	12.366851	6.13%	0
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.098612	11.633690	4.82%	0
2019	9.842622	11.098612	12.76%	0
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	0
2019	11.078319	11.649234	5.15%	0
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	0
2019	10.943509	11.185251	2.21%	0
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.229030	10.275587	0.46%	0
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	0
2019	10.638761	11.326152	6.46%	0
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.999168	24.554725	36.42%	0
2019	13.383615	17.999168	34.49%	0
2018	13.293064	13.383615	0.68%	0
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.356498	22.442153	10.25%	0
2019	16.538144	20.356498	23.09%	0
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.970444	13.496594	4.06%	0
2019	10.113155	12.970444	28.25%	0
2018	11.237735	10.113155	-10.01%	0
2017*	10.000000	11.237735	12.38%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.900842	54.542568	27.14%	0
2019	33.911659	42.900842	26.51%	0
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	0
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.831096	6.830940	17.15%	0
2019	5.299886	5.831096	10.02%	0
2018	7.514193	5.299886	-29.47%	0
2017	7.771868	7.514193	-3.32%	0
2016	5.498482	7.771868	41.35%	0
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.299549	54.779044	55.18%	0
2019	28.752697	35.299549	22.77%	0
2018	28.860100	28.752697	-0.37%	0
2017	23.314175	28.860100	23.79%	0
2016	21.999965	23.314175	5.97%	0
2015	23.033032	21.999965	-4.49%	0
2014	23.867690	23.033032	-3.50%	0
2013	16.153750	23.867690	47.75%	0
2012	15.226889	16.153750	6.09%	0
2011	16.227809	15.226889	-6.17%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.046507	13.448087	3.08%	0
2019	11.516867	13.046507	13.28%	0
2018	12.646360	11.516867	-8.93%	0
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.908368	34.156075	0.73%	0
2019	27.905807	33.908368	21.51%	0
2018	30.153629	27.905807	-7.45%	0
2017	25.863595	30.153629	16.59%	0
2016	23.687349	25.863595	9.19%	0
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.768793	8.810294	0.47%	0
2019	7.638044	8.768793	14.80%	0
2018*	10.000000	7.638044	-23.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.941969	42.487762	1.30%	497
2019	35.585032	41.941969	17.86%	432
2018	42.741636	35.585032	-16.74%	377
2017	38.527808	42.741636	10.94%	403
2016	31.405882	38.527808	22.68%	425
2015	33.878111	31.405882	-7.30%	1,427
2014	31.634014	33.878111	7.09%	1,502
2013	23.381241	31.634014	35.30%	1,242
2012	20.078239	23.381241	16.45%	1,149
2011	22.352056	20.078239	-10.17%	887
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.628326	14.676661	7.69%	9,250
2019	12.730658	13.628326	7.05%	9,250
2018	13.327713	12.730658	-4.48%	9,250
2017	13.077405	13.327713	1.91%	9,250
2016	12.743819	13.077405	2.62%	6,609
2015	13.292302	12.743819	-4.13%	6,855
2014	13.090229	13.292302	1.54%	6,855
2013	14.550439	13.090229	-10.04%	6,855
2012	13.784575	14.550439	5.56%	8,608
2011	12.548450	13.784575	9.85%	7,875

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	32.223551	35.302052	9.55%	0
2019	26.489884	32.223551	21.64%	0
2018	29.039633	26.489884	-8.78%	0
2017	24.556081	29.039633	18.26%	0
2016	22.066840	24.556081	11.28%	0
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.631311	31.438697	-0.61%	951
2019	24.945730	31.631311	26.80%	951
2018	29.159395	24.945730	-14.45%	951
2017	26.610625	29.159395	9.58%	951
2016	22.058362	26.610625	20.64%	0
2015	22.800004	22.058362	-3.25%	0
2014	19.954013	22.800004	14.26%	0
2013	15.626579	19.954013	27.69%	0
2012	13.677888	15.626579	14.25%	0
2011	14.032244	13.677888	-2.53%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.998189	33.697744	-0.88%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.215635	15.836791	4.08%	0
2019	13.119205	15.215635	15.98%	0
2018	14.034429	13.119205	-6.52%	0
2017	12.435406	14.034429	12.86%	0
2016	11.792090	12.435406	5.46%	0
2015	12.125952	11.792090	-2.75%	0
2014	11.987007	12.125952	1.16%	0
2013	10.113057	11.987007	18.53%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.569465	12.170275	5.19%	0
2019	10.246644	11.569465	12.91%	0
2018	10.734901	10.246644	-4.55%	0
2017	10.198172	10.734901	5.26%	0
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.451623	11.151664	6.70%	0
2019	9.741323	10.451623	7.29%	0
2018	9.982726	9.741323	-2.42%	0
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.511003	14.773577	1.81%	1,035
2019	11.581533	14.511003	25.29%	1,035
2018	12.726837	11.581533	-9.00%	1,035
2017	11.113593	12.726837	14.52%	1,035
2016	9.740920	11.113593	14.09%	1,035
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.495943	20.760192	18.66%	11,282
2019	15.114799	17.495943	15.75%	13,581
2018	16.638708	15.114799	-9.16%	13,498
2017	14.885126	16.638708	11.78%	13,180
2016	14.586794	14.885126	2.05%	10,060
2015	14.989140	14.586794	-2.68%	12,136
2014	14.959326	14.989140	0.20%	12,160
2013	13.300593	14.959326	12.47%	9,846
2012	12.304760	13.300593	8.09%	9,037
2011	12.989971	12.304760	-5.27%	4,389
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.013599	13.795999	6.01%	0
2019	11.045543	13.013599	17.82%	0
2018	13.328353	11.045543	-17.13%	0
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.133638	51.260962	8.76%	0
2019	39.233797	47.133638	20.14%	0
2018	43.852263	39.233797	-10.53%	0
2017	39.686069	43.852263	10.50%	0
2016	32.109531	39.686069	23.60%	0
2015	33.443961	32.109531	-3.99%	486
2014	32.364793	33.443961	3.33%	501
2013	23.397810	32.364793	38.32%	464
2012	20.565940	23.397810	13.77%	498
2011	20.803816	20.565940	-1.14%	496
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.726092	43.653735	15.71%	0
2019	29.331703	37.726092	28.62%	0
2018	31.364490	29.331703	-6.48%	0
2017	26.321787	31.364490	19.16%	0
2016	24.026787	26.321787	9.55%	0
2015	24.231874	24.026787	-0.85%	0
2014	21.794874	24.231874	11.18%	0
2013	16.834269	21.794874	29.47%	0
2012	14.831041	16.834269	13.51%	0
2011	14.846420	14.831041	-0.10%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.676509	40.843957	21.28%	0
2019	25.230797	33.676509	33.47%	0
2018	27.632333	25.230797	-8.69%	0
2017	22.131220	27.632333	24.86%	0
2016	20.916202	22.131220	5.81%	9,699
2015	21.871487	20.916202	-4.37%	9,699
2014	20.634694	21.871487	5.99%	9,699
2013	17.373295	20.634694	18.77%	9,699
2012	16.047584	17.373295	8.26%	11,019
2011	15.012509	16.047584	6.89%	9,699
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.821422	29.176236	17.54%	0
2019	20.783955	24.821422	19.43%	0
2018	26.198740	20.783955	-20.67%	0
2017	21.428192	26.198740	22.26%	0
2016	18.664150	21.428192	14.81%	0
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.002592	11.497657	4.50%	0
2019	9.605736	11.002592	14.54%	0
2018	10.179859	9.605736	-5.64%	0
2017*	10.000000	10.179859	1.80%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.901324	16.252341	-3.84%	0
2019	13.461990	16.901324	25.55%	0
2018	16.490324	13.461990	-18.36%	0
2017	15.009816	16.490324	9.86%	0
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.880267	10.909127	0.27%	0
2019	10.336716	10.880267	5.26%	0
2018	10.525512	10.336716	-1.79%	0
2017	10.350713	10.525512	1.69%	0
2016	9.664637	10.350713	7.10%	0
2015	9.930313	9.664637	-2.68%	0
2014	10.044558	9.930313	-1.14%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.656869	10.549725	-1.01%	0
2019	9.040667	10.656869	17.88%	0
2018*	10.000000	9.040667	-9.59%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.373282	15.239490	6.03%	6,399
2019	13.393739	14.373282	7.31%	6,399
2018	13.734248	13.393739	-2.48%	6,399
2017	13.466205	13.734248	1.99%	6,399
2016	13.231153	13.466205	1.78%	6,399
2015	13.519372	13.231153	-2.13%	6,399
2014	13.286443	13.519372	1.75%	6,399
2013	13.415534	13.286443	-0.96%	6,399
2012	12.470133	13.415534	7.58%	8,669
2011	12.437648	12.470133	0.26%	7,359
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.442551	13.434730	28.65%	0
2019	8.222648	10.442551	27.00%	0
2018*	10.000000	8.222648	-17.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.857096	19.702210	10.33%	6,726
2019	15.694094	17.857096	13.78%	6,726
2018	16.677794	15.694094	-5.90%	6,726
2017	15.040646	16.677794	10.88%	6,726
2016	14.539586	15.040646	3.45%	17,760
2015	14.869899	14.539586	-2.22%	17,760
2014	14.515785	14.869899	2.44%	14,570
2013	13.045289	14.515785	11.27%	12,900
2012	11.893752	13.045289	9.68%	4,550
2011	12.150921	11.893752	-2.12%	4,550
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.508708	22.000225	12.77%	0
2019	16.555081	19.508708	17.84%	0
2018	17.932975	16.555081	-7.68%	0
2017	15.690780	17.932975	14.29%	0
2016	15.085987	15.690780	4.01%	0
2015	15.417666	15.085987	-2.15%	0
2014	14.995220	15.417666	2.82%	0
2013	13.191944	14.995220	13.67%	0
2012	11.869228	13.191944	11.14%	0
2011	12.225863	11.869228	-2.92%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.520548	24.675621	14.66%	0
2019	17.639412	21.520548	22.00%	0
2018	19.518344	17.639412	-9.63%	0
2017	16.450571	19.518344	18.65%	0
2016	15.731556	16.450571	4.57%	0
2015	16.088843	15.731556	-2.22%	0
2014	15.625909	16.088843	2.96%	0
2013	13.093033	15.625909	19.35%	0
2012	11.564320	13.093033	13.22%	0
2011	12.106430	11.564320	-4.48%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.613498	16.343204	20.05%	0
2019	11.158095	13.613498	22.01%	0
2018	11.879746	11.158095	-6.07%	0
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.016302	55.069891	28.02%	0
2019	33.334693	43.016302	29.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.078174	8.628370	-34.02%	2,300
2019	12.114205	13.078174	7.96%	1,806
2018	16.382610	12.114205	-26.05%	1,441
2017	17.140852	16.382610	-4.42%	1,592
2016	13.060417	17.140852	31.24%	1,428
2015	16.765455	13.060417	-22.10%	4,084
2014	19.551647	16.765455	-14.25%	3,219
2013	16.021249	19.551647	22.04%	2,759
2012	15.562209	16.021249	2.95%	1,170
2011	16.699118	15.562209	-6.81%	808
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.535948	31.950080	4.63%	1,159
2019	24.439217	30.535948	24.95%	1,159
2018	27.185247	24.439217	-10.10%	1,159
2017	24.548567	27.185247	10.74%	1,159
2016	21.214902	24.548567	15.71%	1,159
2015	22.537037	21.214902	-5.87%	1,159
2014	21.134660	22.537037	6.64%	1,159
2013	16.819552	21.134660	25.66%	1,159
2012	14.617971	16.819552	15.06%	1,236
2011	14.773512	14.617971	-1.05%	1,750

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.649946	15.494499	5.76%	0
2019	11.492298	14.649946	27.48%	0
2018	12.875814	11.492298	-10.75%	0
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.018991	60.704546	41.11%	0
2019	32.664569	43.018991	31.70%	0
2018	33.376993	32.664569	-2.13%	0
2017	25.184106	33.376993	32.53%	0
2016	25.478329	25.184106	-1.15%	0
2015	24.244994	25.478329	5.09%	0
2014	22.217472	24.244994	9.13%	0
2013	16.618698	22.217472	33.69%	0
2012	14.778272	16.618698	12.45%	0
2011	15.038201	14.778272	-1.73%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.743172	15.820578	7.31%	2,317
2019	13.708901	14.743172	7.54%	2,362
2018	14.057954	13.708901	-2.48%	2,452
2017	13.751456	14.057954	2.23%	2,210
2016	13.389064	13.751456	2.71%	2,073
2015	13.737352	13.389064	-2.54%	2,202
2014	13.231597	13.737352	3.82%	2,154
2013	13.744646	13.231597	-3.73%	1,247
2012	13.240928	13.744646	3.80%	2,215
2011	12.583969	13.240928	5.22%	2,008
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.145908	53.466386	15.86%	0
2019	38.112390	46.145908	21.08%	0
2018	45.496464	38.112390	-16.23%	0
2017	38.395609	45.496464	18.49%	0
2016	34.896935	38.395609	10.03%	0
2015	36.088279	34.896935	-3.30%	0
2014	34.624003	36.088279	4.23%	0
2013	25.923735	34.624003	33.56%	0
2012	23.020684	25.923735	12.61%	0
2011	26.269023	23.020684	-12.37%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.196186	30.833080	13.37%	0
2019	21.699041	27.196186	25.33%	0
2018	25.989883	21.699041	-16.51%	0
2017	20.338771	25.989883	27.78%	0
2016	21.840173	20.338771	-6.87%	0
2015	21.508872	21.840173	1.54%	0
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.569300	12.432761	-8.38%	0
2019	11.227356	13.569300	20.86%	0
2018	12.210879	11.227356	-8.05%	0
2017	11.970005	12.210879	2.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	38.898387	41.303775	6.18%	0
2019	29.508824	38.898387	31.82%	0
2018	36.389836	29.508824	-18.91%	0
2017	31.084630	36.389836	17.07%	0
2016	28.937636	31.084630	7.42%	0
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.560925	15.994267	9.84%	1,579
2019	12.358429	14.560925	17.82%	1,621
2018	13.916139	12.358429	-11.19%	2,105
2017	12.641791	13.916139	10.08%	2,160
2016	11.362201	12.641791	11.26%	2,281
2015	12.324485	11.362201	-7.81%	3,088
2014	12.190439	12.324485	1.10%	4,340
2013	10.019480	12.190439	21.67%	5,077
2012	8.838033	10.019480	13.37%	5,264
2011	9.131381	8.838033	-3.21%	5,380

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.560034	17.381246	-1.02%	0
2019	15.391923	17.560034	14.09%	0
2018	16.363924	15.391923	-5.94%	0
2017	15.177920	16.363924	7.81%	0
2016	13.540774	15.177920	12.09%	0
2015	14.820474	13.540774	-8.63%	0
2014	14.411563	14.820474	2.84%	0
2013	12.866930	14.411563	12.00%	0
2012	11.619776	12.866930	10.73%	2,445
2011	11.545028	11.619776	0.65%	2,641
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	37.358441	42.588140	14.00%	0
2019	29.407950	37.358441	27.04%	0
2018	31.519024	29.407950	-6.70%	0
2017	26.594856	31.519024	18.52%	0
2016	23.313445	26.594856	14.08%	0
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	0
2012	16.415406	18.065813	10.05%	0
2011	15.753624	16.415406	4.20%	595
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.715631	44.168238	3.40%	0
2019	34.392519	42.715631	24.20%	0
2018	40.162433	34.392519	-14.37%	0
2017	36.922130	40.162433	8.78%	0
2016	28.849677	36.922130	27.98%	0
2015	31.689616	28.849677	-8.96%	175
2014	32.054706	31.689616	-1.14%	175
2013	23.935102	32.054706	33.92%	175
2012	20.567941	23.935102	16.37%	175
2011	21.740456	20.567941	-5.39%	167
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.100460	13.938714	15.19%	0
2019	9.715872	12.100460	24.54%	0
2018	11.739161	9.715872	-17.24%	0
2017	8.504772	11.739161	38.03%	0
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.760103	21.142448	-2.84%	0
2019	19.671742	21.760103	10.62%	0
2018	23.668961	19.671742	-16.89%	0
2017	20.632812	23.668961	14.72%	0
2016	19.583493	20.632812	5.36%	0
2015	21.305576	19.583493	-8.08%	0
2014	24.389109	21.305576	-12.64%	0
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.331358	8.688268	-6.89%	6,945
2019	9.305419	9.331358	0.28%	6,945
2018	9.287284	9.305419	0.20%	6,945
2017	9.268956	9.287284	0.20%	6,945
2016	9.159651	9.268956	1.19%	0
2015	9.737254	9.159651	-5.93%	0
2014	9.727337	9.737254	0.10%	2,509
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.704945	13.002708	2.34%	0
2019	11.546406	12.704945	10.03%	0
2018	12.279648	11.546406	-5.97%	0
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.034280	10.526488	4.91%	0
2019	9.380284	10.034280	6.97%	0
2018*	10.000000	9.380284	-6.20%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.774163	10.317860	5.56%	0
2019	9.468519	9.774163	3.23%	0
2018	10.148167	9.468519	-6.70%	0
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.961892	32.051253	39.58%	0
2019	17.121995	22.961892	34.11%	0
2018	18.124935	17.121995	-5.53%	0
2017	14.514525	18.124935	24.87%	0
2016	14.472936	14.514525	0.29%	0
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	0
2013	9.619313	13.218862	37.42%	0
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.622654	46.23%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.969929	53.786672	25.17%	778
2019	33.253391	42.969929	29.22%	778
2018	39.063931	33.253391	-14.87%	778
2017	29.150051	39.063931	34.01%	778
2016	29.699454	29.150051	-1.85%	778
2015	29.142872	29.699454	1.91%	1,321
2014	29.049621	29.142872	0.32%	1,321
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.658114	10.790363	1.24%	0
2019	9.802716	10.658114	8.73%	0
2018	10.447431	9.802716	-6.17%	0
2017	10.022591	10.447431	4.24%	0
2016	9.594353	10.022591	4.46%	0
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.133474	38.147829	11.76%	0
2019	26.358230	34.133474	29.50%	0
2018	29.179493	26.358230	-9.67%	0
2017	25.448987	29.179493	14.66%	0
2016	23.259863	25.448987	9.41%	0
2015	22.949132	23.259863	1.35%	0
2014	21.146639	22.949132	8.52%	0
2013	16.366709	21.146639	29.21%	0
2012	14.278780	16.366709	14.62%	0
2011	14.571030	14.278780	-2.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.181114	17.328023	7.09%	0
2019	13.164804	16.181114	22.91%	0
2018	15.151327	13.164804	-13.11%	0
2017	13.442790	15.151327	12.71%	0
2016	12.084045	13.442790	11.24%	0
2015	12.842801	12.084045	-5.91%	0
2014	12.541964	12.842801	2.40%	0
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	45.348283	53.330662	17.60%	319
2019	36.574328	45.348283	23.99%	319
2018	41.594069	36.574328	-12.07%	319
2017	37.144367	41.594069	11.98%	319
2016	32.110324	37.144367	15.68%	319
2015	34.785456	32.110324	-7.69%	0
2014	31.693294	34.785456	9.76%	0
2013	22.927266	31.693294	38.23%	0
2012	19.822086	22.927266	15.67%	0
2011	20.656451	19.822086	-4.04%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.795918	12.845477	18.98%	2,240
2019	8.583385	10.795918	25.78%	2,240
2018	10.855103	8.583385	-20.93%	2,240
2017	8.732838	10.855103	24.30%	2,240
2016	9.131402	8.732838	-4.36%	2,240
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.267664	19.329775	11.94%	6,532
2019	14.424815	17.267664	19.71%	8,444
2018	15.519846	14.424815	-7.06%	8,420
2017	13.348319	15.519846	16.27%	8,783
2016	13.936460	13.348319	-4.22%	8,628
2015	15.468629	13.936460	-9.91%	11,183
2014	16.610787	15.468629	-6.88%	11,475
2013	13.504107	16.610787	23.01%	9,586
2012	11.527620	13.504107	17.15%	9,259
2011	12.637243	11.527620	-8.78%	4,467

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.586466	14.160528	4.23%	0
2019	12.430141	13.586466	9.30%	0
2018	12.919532	12.430141	-3.79%	0
2017	12.319552	12.919532	4.87%	0
2016	10.786071	12.319552	14.22%	0
2015	11.736061	10.786071	-8.09%	0
2014	11.715861	11.736061	0.17%	0
2013	10.785977	11.715861	8.62%	0
2012*	10.000000	10.785977	7.86%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.831932	31.977414	46.47%	0
2019	16.100691	21.831932	35.60%	0
2018	16.390294	16.100691	-1.77%	0
2017	13.138995	16.390294	24.75%	0
2016	12.595307	13.138995	4.32%	0
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	0
2013	10.040834	12.825132	27.73%	0
2012*	10.000000	10.040834	0.41%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.056746	35.932767	12.09%	0
2019	26.670626	32.056746	20.19%	0
2018	27.017902	26.670626	-1.29%	0
2017	23.264663	27.017902	16.13%	0
2016	22.685076	23.264663	2.55%	0
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.385304	11.255317	8.38%	0
2019	9.667935	10.385304	7.42%	0
2018	9.964231	9.667935	-2.97%	0
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	54.778133	74.866768	36.67%	900
2019	40.719373	54.778133	34.53%	1,025
2018	40.727581	40.719373	-0.02%	1,100
2017	31.869939	40.727581	27.79%	1,223
2016	31.801846	31.869939	0.21%	1,360
2015	28.901709	31.801846	10.03%	2,253
2014	27.106237	28.901709	6.62%	2,454
2013	21.067810	27.106237	28.66%	1,916
2012	17.304362	21.067810	21.75%	1,798
2011	18.916137	17.304362	-8.52%	1,826
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.906914	48.757858	48.17%	0
2019	23.115553	32.906914	42.36%	0
2018	23.305739	23.115553	-0.82%	0
2017	16.359616	23.305739	42.46%	0
2016	14.617036	16.359616	11.92%	0
2015	14.209698	14.617036	2.87%	0
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.615152	36.057067	14.05%	51
2019	25.382903	31.615152	24.55%	58
2018	30.430700	25.382903	-16.59%	58
2017	23.665264	30.430700	28.59%	65
2016	25.804300	23.665264	-8.29%	65
2015	28.785152	25.804300	-10.36%	65
2014	33.314737	28.785152	-13.60%	65
2013	29.655511	33.314737	12.34%	65
2012	26.656151	29.655511	11.25%	65
2011	40.076870	26.656151	-33.49%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.029864	9.733595	-2.95%	2,599
2019	8.636486	10.029864	16.13%	2,599
2018	10.788821	8.636486	-19.95%	2,599
2017	8.585690	10.788821	25.66%	2,599
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.529542	11.119266	5.60%	0
2019	9.880674	10.529542	6.57%	0
2018	10.156754	9.880674	-2.72%	0
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.070556	31.585479	43.11%	0
2019	15.892518	22.070556	38.87%	0
2018	16.451494	15.892518	-3.40%	0
2017	13.246935	16.451494	24.19%	0
2016	12.385608	13.246935	6.95%	0
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	0
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.228315	38.788561	1.47%	1,501
2019	30.029033	38.228315	27.30%	1,460
2018	34.081128	30.029033	-11.89%	1,786
2017	29.543420	34.081128	15.36%	1,775
2016	26.414110	29.543420	11.85%	1,867
2015	27.124269	26.414110	-2.62%	1,997
2014	25.038792	27.124269	8.33%	2,075
2013	18.784931	25.038792	33.29%	1,554
2012	16.491322	18.784931	13.91%	1,557
2011	16.854563	16.491322	-2.16%	1,597
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.828546	12.294451	13.54%	0
2019*	10.000000	10.828546	8.29%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.448706	25.344466	18.16%	0
2019	17.364940	21.448706	23.52%	0
2018	19.570082	17.364940	-11.27%	0
2017	15.697494	19.570082	24.67%	0
2016	15.377499	15.697494	2.08%	0
2015	14.713506	15.377499	4.51%	0
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	0
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.255660	20.727780	20.12%	0
2019	12.575898	17.255660	37.21%	0
2018	12.721387	12.575898	-1.14%	0
2017	10.101943	12.721387	25.93%	0
2016	9.708973	10.101943	4.05%	0
2015*	10.000000	9.708973	-2.91%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.286488	32.86%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.598143	35.98%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.201425	15.013742	5.72%	0
2019	13.061145	14.201425	8.73%	0
2018	13.410381	13.061145	-2.60%	0
2017	12.882287	13.410381	4.10%	0
2016	12.379052	12.882287	4.07%	0
2015	12.698828	12.379052	-2.52%	0
2014	12.009836	12.698828	5.74%	0
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.351146	26.299049	3.74%	0
2019	22.588802	25.351146	12.23%	0
2018	24.723329	22.588802	-8.63%	0
2017	22.949852	24.723329	7.73%	0
2016	21.111857	22.949852	8.71%	0
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.672988	11.309762	-3.11%	0
2019	9.286847	11.672988	25.69%	0
2018	10.257628	9.286847	-9.46%	0
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.155433	23.735737	12.20%	0
2019	17.355654	21.155433	21.89%	0
2018	19.023712	17.355654	-8.77%	0
2017	16.466930	19.023712	15.53%	0
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.039256	19.323617	48.20%	0
2019	9.985654	13.039256	30.58%	0
2018	12.191726	9.985654	-18.09%	0
2017	9.879164	12.191726	23.41%	0
2016	10.304247	9.879164	-4.13%	0
2015	10.551539	10.304247	-2.34%	0
2014	10.881151	10.551539	-3.03%	0
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
2011	9.062326	8.051216	-11.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.029877	20.950677	10.09%	0
2019	16.027934	19.029877	18.73%	0
2018	17.161173	16.027934	-6.60%	0
2017	15.076100	17.161173	13.83%	9,453
2016	14.069845	15.076100	7.15%	9,453
2015	14.173682	14.069845	-0.73%	9,453
2014	13.733446	14.173682	3.21%	9,453
2013	11.332197	13.733446	21.19%	9,453
2012	9.962813	11.332197	13.74%	10,511
2011	10.041443	9.962813	-0.78%	10,596
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.897670	12.772084	7.35%	0
2019	11.105767	11.897670	7.13%	0
2018	11.421491	11.105767	-2.76%	0
2017	11.256925	11.421491	1.46%	0
2016	11.155397	11.256925	0.91%	0
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.482761	29.992611	27.72%	0
2019	17.724446	23.482761	32.49%	0
2018	19.908674	17.724446	-10.97%	436
2017	15.463347	19.908674	28.75%	482
2016	15.700635	15.463347	-1.51%	523
2015	14.991293	15.700635	4.73%	571
2014	14.975661	14.991293	0.10%	622
2013	11.842648	14.975661	26.46%	672
2012	9.868315	11.842648	20.01%	714
2011	11.069150	9.868315	-10.85%	762

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.262899	37.622215	48.92%	0
2019	19.725630	25.262899	28.07%	0
2018	20.201326	19.725630	-2.35%	0
2017	16.079854	20.201326	25.63%	0
2016	14.997800	16.079854	7.21%	0
2015	14.335786	14.997800	4.62%	0
2014	13.495092	14.335786	6.23%	0
2013	10.592016	13.495092	27.41%	0
2012	9.178394	10.592016	15.40%	0
2011	9.796069	9.178394	-6.31%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.187808	22.439917	11.16%	0
2019	16.342325	20.187808	23.53%	0
2018	16.997979	16.342325	-3.86%	0
2017	14.181475	16.997979	19.86%	0
2016	12.986218	14.181475	9.20%	0
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.385017	16.760394	2.29%	0
2019	15.268447	16.385017	7.31%	0
2018	15.906988	15.268447	-4.01%	0
2017	15.217804	15.906988	4.53%	0
2016	14.248230	15.217804	6.80%	0
2015	14.926060	14.248230	-4.54%	0
2014	14.616534	14.926060	2.12%	0
2013	15.038426	14.616534	-2.81%	0
2012	13.629522	15.038426	10.34%	0
2011	13.135866	13.629522	3.76%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.345223	37.155374	8.18%	0
2019	27.079926	34.345223	26.83%	0
2018	27.627547	27.079926	-1.98%	0
2017	23.372181	27.627547	18.21%	0
2016	21.388690	23.372181	9.27%	0
2015	21.615524	21.388690	-1.05%	0
2014	19.665564	21.615524	9.92%	0
2013	15.295902	19.665564	28.57%	0
2012	13.668346	15.295902	11.91%	0
2011	13.851856	13.668346	-1.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.984600	34.525136	1.59%	0
2019	27.220990	33.984600	24.85%	0
2018	29.927043	27.220990	-9.04%	0
2017	25.867531	29.927043	15.69%	0
2016	22.380565	25.867531	15.58%	0
2015	24.354500	22.380565	-8.11%	975
2014	22.745360	24.354500	7.07%	975
2013	17.101632	22.745360	33.00%	975
2012	14.722794	17.101632	16.16%	975
2011	15.368721	14.722794	-4.20%	933
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.095283	12.493266	12.60%	0
2019	9.819596	11.095283	12.99%	0
2018	10.915006	9.819596	-10.04%	0
2017	9.375025	10.915006	16.43%	0
2016	9.261216	9.375025	1.23%	0
2015*	10.000000	9.261216	-7.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.188948	17.912421	10.65%	0
2019	13.285616	16.188948	21.85%	0
2018	15.144024	13.285616	-12.27%	0
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.528142	15.663598	7.82%	0
2019	12.721185	14.528142	14.20%	0
2018	13.802850	12.721185	-7.84%	0
2017	12.530727	13.802850	10.15%	0
2016	12.013058	12.530727	4.31%	0
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.646020	17.143670	9.57%	0
2019	13.237295	15.646020	18.20%	0
2018	14.664107	13.237295	-9.73%	0
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.723959	13.457366	5.76%	0
2019	11.695963	12.723959	8.79%	0
2018	12.217644	11.695963	-4.27%	0
2017	11.685343	12.217644	4.56%	0
2016	11.362705	11.685343	2.84%	0
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.226936	12.625045	3.26%	0
2019	10.924965	12.226936	11.92%	0
2018	11.953193	10.924965	-8.60%	0
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.719918	13.423893	5.53%	0
2019	11.211583	12.719918	13.45%	0
2018	12.274802	11.211583	-8.66%	0
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.136284	16.469485	8.81%	33,567
2019	13.033217	15.136284	16.14%	51,372
2018	14.271248	13.033217	-8.68%	51,447
2017	12.737951	14.271248	12.04%	51,335
2016	12.139533	12.737951	4.93%	51,487
2015	12.482534	12.139533	-2.75%	54,251
2014	12.143433	12.482534	2.79%	58,159
2013	10.486339	12.143433	15.80%	53,713
2012	9.493730	10.486339	10.46%	63,651
2011	9.888232	9.493730	-3.99%	11,748
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.903227	17.549497	10.35%	0
2019	13.235777	15.903227	20.15%	0
2018	14.880103	13.235777	-11.05%	0
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.018309	15.027816	7.20%	0
2019	12.476399	14.018309	12.36%	0
2018	13.328249	12.476399	-6.39%	0
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.079381	15.590832	3.39%	0
2019	13.637313	15.079381	10.57%	0
2018	16.456497	13.637313	-17.13%	0
2017	13.641211	16.456497	20.64%	0
2016	13.723442	13.641211	-0.60%	0
2015	14.527845	13.723442	-5.54%	0
2014	16.089992	14.527845	-9.71%	0
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.740594	17.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.899252	13.538692	4.96%	0
2019	12.072335	12.899252	6.85%	0
2018	12.367350	12.072335	-2.39%	0
2017	12.075913	12.367350	2.41%	0
2016	11.698630	12.075913	3.23%	0
2015	12.006669	11.698630	-2.57%	0
2014	11.668360	12.006669	2.90%	0
2013	12.128324	11.668360	-3.79%	0
2012	11.479579	12.128324	5.65%	0
2011	10.991856	11.479579	4.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.758321	14.747064	7.19%	1,170
2019	12.771025	13.758321	7.73%	1,151
2018	13.184744	12.771025	-3.14%	1,198
2017	12.925239	13.184744	2.01%	1,168
2016	12.723700	12.925239	1.58%	1,067
2015	13.011044	12.723700	-2.21%	1,069
2014	12.619991	13.011044	3.10%	1,053
2013	13.106782	12.619991	-3.71%	1,059
2012	12.447959	13.106782	5.29%	929
2011	11.940533	12.447959	4.25%	913
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.547956	10.756649	1.98%	0
2019	10.067342	10.547956	4.77%	0
2018*	10.000000	10.067342	0.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.987718	38.863112	11.08%	0
2019	29.016213	34.987718	20.58%	0
2018	35.850542	29.016213	-19.06%	0
2017	25.823540	35.850542	38.83%	0
2016	24.441041	25.823540	5.66%	0
2015	29.682317	24.441041	-17.66%	597
2014	32.031239	29.682317	-7.33%	539
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.887749	24.894161	4.21%	775
2019	21.178907	23.887749	12.79%	775
2018	22.213400	21.178907	-4.66%	775
2017	21.166272	22.213400	4.95%	775
2016	18.861213	21.166272	12.22%	775
2015	19.701110	18.861213	-4.26%	482
2014	19.543386	19.701110	0.81%	482
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.648652	13.189954	4.28%	2,719
2019	12.108166	12.648652	4.46%	2,720
2018	12.324636	12.108166	-1.76%	2,797
2017	12.281207	12.324636	0.35%	2,499
2016	12.401033	12.281207	-0.97%	2,268
2015	12.629231	12.401033	-1.81%	2,402
2014	12.286278	12.629231	2.79%	4,480
2013	13.027084	12.286278	-5.69%	3,566
2012	12.859823	13.027084	1.30%	3,309
2011	12.196707	12.859823	5.44%	3,481
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.025733	8.893895	-1.46%	7,646
2019	9.021116	9.025733	0.05%	7,646
2018	9.052103	9.021116	-0.34%	7,646
2017	9.169577	9.052103	-1.28%	7,646
2016	9.327011	9.169577	-1.69%	0
2015	9.488306	9.327011	-1.70%	0
2014	9.652396	9.488306	-1.70%	0
2013	9.819323	9.652396	-1.70%	0
2012	9.989602	9.819323	-1.70%	0
2011	10.161875	9.989602	-1.70%	4,104
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.010761	10.596827	5.85%	0
2019	8.564111	10.010761	16.89%	0
2018	10.226922	8.564111	-16.26%	0
2017	8.186707	10.226922	24.92%	0
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
2011	7.696934	6.809681	-11.53%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.198209	11.792386	5.31%	0
2019	9.399063	11.198209	19.14%	0
2018	11.135659	9.399063	-15.59%	0
2017	9.101700	11.135659	22.35%	0
2016	9.210492	9.101700	-1.18%	0
2015	9.501783	9.210492	-3.07%	0
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.497546	34.930359	10.90%	0
2019	25.896454	31.497546	21.63%	0
2018	28.906529	25.896454	-10.41%	0
2017	24.829067	28.906529	16.42%	0
2016	23.072770	24.829067	7.61%	0
2015	23.708454	23.072770	-2.68%	0
2014	22.973178	23.708454	3.20%	0
2013	18.366053	22.973178	25.09%	0
2012	16.120682	18.366053	13.93%	0
2011	17.070018	16.120682	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.037350	19.398535	7.55%	0
2019	15.908678	18.037350	13.38%	0
2018	17.010253	15.908678	-6.48%	0
2017	15.570464	17.010253	9.25%	0
2016	14.899909	15.570464	4.50%	0
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.973047	24.109169	9.72%	0
2019	18.636759	21.973047	17.90%	0
2018	20.272668	18.636759	-8.07%	0
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	1,315
2015	17.345066	16.959497	-2.22%	1,315
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.000309	15.735488	4.90%	9,934
2019	13.931614	15.000309	7.67%	9,934
2018	14.434180	13.931614	-3.48%	9,934
2017	13.893574	14.434180	3.89%	9,934
2016	13.555228	13.893574	2.50%	0
2015	13.753235	13.555228	-1.44%	0
2014	13.467169	13.753235	2.12%	0
2013	13.068618	13.467169	3.05%	0
2012	12.640931	13.068618	3.38%	0
2011	12.492878	12.640931	1.19%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.223838	12.564004	2.78%	0
2019	11.004790	12.223838	11.08%	0
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.799624	13.378227	4.52%	0
2019	11.298190	12.799624	13.29%	0
2018	12.235464	11.298190	-7.66%	0
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.265467	25.235791	8.47%	6,231
2019	20.100883	23.265467	15.74%	6,918
2018	21.682010	20.100883	-7.29%	6,936
2017	19.531135	21.682010	11.01%	7,559
2016	18.543411	19.531135	5.33%	7,590
2015	18.927460	18.543411	-2.03%	7,584
2014	18.306317	18.927460	3.39%	7,635
2013	15.967796	18.306317	14.65%	8,108
2012	14.659593	15.967796	8.92%	9,924
2011	14.918601	14.659593	-1.74%	5,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.143555	31.075884	10.42%	0
2019	23.500506	28.143555	19.76%	0
2018	25.911341	23.500506	-9.30%	0
2017	22.590346	25.911341	14.70%	0
2016	21.183275	22.590346	6.64%	0
2015	21.708065	21.183275	-2.42%	0
2014	21.040498	21.708065	3.17%	0
2013	17.490352	21.040498	20.30%	0
2012	15.641258	17.490352	11.82%	0
2011	16.256941	15.641258	-3.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.993389	20.267334	6.71%	0
2019	17.026182	18.993389	11.55%	0
2018	17.993790	17.026182	-5.38%	0
2017	16.760259	17.993790	7.36%	0
2016	16.129457	16.760259	3.91%	0
2015	16.413425	16.129457	-1.73%	327
2014	15.941727	16.413425	2.96%	1,056
2013	14.677045	15.941727	8.62%	1,301
2012	13.820321	14.677045	6.20%	1,301
2011	13.774685	13.820321	0.33%	1,301
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.445211	10.999184	5.30%	0
2019*	10.000000	10.445211	4.45%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.745231	12.227274	13.79%	0
2019*	10.000000	10.745231	7.45%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.229291	28.388634	27.71%	0
2019	17.365928	22.229291	28.01%	0
2018	18.280470	17.365928	-5.00%	0
2017	14.317645	18.280470	27.68%	0
2016	14.280374	14.317645	0.26%	0
2015	14.086480	14.280374	1.38%	6,902
2014	13.009812	14.086480	8.28%	7,256
2013	9.846233	13.009812	32.13%	7,026
2012	8.624835	9.846233	14.16%	6,446
2011	9.066774	8.624835	-4.87%	5,964
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.867854	13.546152	5.27%	0
2019	11.003088	12.867854	16.95%	0
2018	11.761405	11.003088	-6.45%	0
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.806771	15.571191	5.16%	0
2019	12.348323	14.806771	19.91%	0
2018	12.895122	12.348323	-4.24%	0
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.462524	43.648882	16.51%	1,302
2019	27.750324	37.462524	35.00%	1,302
2018	28.674789	27.750324	-3.22%	1,653
2017	22.955457	28.674789	24.91%	1,690
2016	22.600034	22.955457	1.57%	1,723
2015	21.933146	22.600034	3.04%	1,761
2014	20.552673	21.933146	6.72%	1,803
2013	15.341284	20.552673	33.97%	1,843
2012	13.179314	15.341284	16.40%	1,865
2011	13.749831	13.179314	-4.15%	4,200
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.901188	28.805709	-0.33%	0
2019	23.208362	28.901188	24.53%	956
2018	26.082134	23.208362	-11.02%	920
2017	24.467351	26.082134	6.60%	964
2016	20.704429	24.467351	18.17%	2,079
2015	22.041574	20.704429	-6.07%	2,140
2014	19.852310	22.041574	11.03%	1,060
2013	15.337695	19.852310	29.43%	1,130
2012	13.634017	15.337695	12.50%	1,264
2011	13.802178	13.634017	-1.22%	1,357
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.789256	17.89%	2,550
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.048217	51.201958	11.19%	310
2019	37.281328	46.048217	23.52%	310
2018	42.802611	37.281328	-12.90%	310
2017	37.606620	42.802611	13.82%	310
2016	31.802564	37.606620	18.25%	310
2015	33.193791	31.802564	-4.19%	344
2014	30.860662	33.193791	7.56%	344
2013	23.596073	30.860662	30.79%	344
2012	20.434535	23.596073	15.47%	344
2011	21.329936	20.434535	-4.20%	328
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.786373	21.170830	-2.83%	0
2019	17.895691	21.786373	21.74%	0
2018	20.965038	17.895691	-14.64%	0
2017	18.733961	20.965038	11.91%	0
2016	16.205808	18.733961	15.60%	0
2015	16.975956	16.205808	-4.54%	0
2014	14.757742	16.975956	15.03%	0
2013	11.065093	14.757742	33.37%	0
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.995133	46.956551	38.13%	0
2019	25.545675	33.995133	33.08%	0
2018	28.316669	25.545675	-9.79%	0
2017	23.109250	28.316669	22.53%	0
2016	21.754764	23.109250	6.23%	0
2015	22.014429	21.754764	-1.18%	0
2014	21.840806	22.014429	0.79%	0
2013	15.434684	21.840806	41.50%	0
2012	13.884361	15.434684	11.17%	0
2011	14.246687	13.884361	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.270412	39.482425	3.17%	0
2019	32.801312	38.270412	16.67%	0
2018	40.267057	32.801312	-18.54%	0
2017	37.664583	40.267057	6.91%	0
2016	30.501408	37.664583	23.48%	0
2015	33.111468	30.501408	-7.88%	0
2014	31.549689	33.111468	4.95%	0
2013	22.921069	31.549689	37.64%	0
2012	19.382715	22.921069	18.26%	0
2011	20.854531	19.382715	-7.06%	271
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.830555	47.906712	20.28%	0
2019	32.324005	39.830555	23.22%	0
2018	37.728306	32.324005	-14.32%	0
2017	33.903853	37.728306	11.28%	0
2016	28.143842	33.903853	20.47%	0
2015	29.183666	28.143842	-3.56%	0
2014	29.524266	29.183666	-1.15%	0
2013	21.369151	29.524266	38.16%	0
2012	18.866762	21.369151	13.26%	0
2011	20.374791	18.866762	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.022987	22.320218	11.47%	0
2019	15.902727	20.022987	25.91%	0
2018	17.032228	15.902727	-6.63%	0
2017	13.887367	17.032228	22.65%	0
2016	12.441796	13.887367	11.62%	0
2015	12.809764	12.441796	-2.87%	0
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.834147	23.211501	11.41%	0
2019	16.814772	20.834147	23.90%	0
2018	18.175025	16.814772	-7.48%	0
2017	15.620009	18.175025	16.36%	0
2016	14.430604	15.620009	8.24%	0
2015	14.741852	14.430604	-2.11%	0
2014	13.570562	14.741852	8.63%	0
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.005983	15.764366	-7.30%	1,163
2019	13.262301	17.005983	28.23%	1,065
2018	14.063551	13.262301	-5.70%	1,208
2017	13.478067	14.063551	4.34%	1,123
2016	12.792348	13.478067	5.36%	1,090
2015	13.794413	12.792348	-7.26%	1,160
2014	10.911489	13.794413	26.42%	1,164
2013	10.808349	10.911489	0.95%	749
2012	9.513349	10.808349	13.61%	615
2011	9.117820	9.513349	4.34%	1,448
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.194902	23.395367	15.85%	1,556
2019	15.701747	20.194902	28.62%	1,556
2018	16.793244	15.701747	-6.50%	1,556
2017	14.091863	16.793244	19.17%	1,556
2016	12.868379	14.091863	9.51%	1,556
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.258053	10.369231	1.08%	0
2019	10.025673	10.258053	2.32%	0
2018	10.117021	10.025673	-0.90%	0
2017	10.131505	10.117021	-0.14%	0
2016	10.055677	10.131505	0.75%	0
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.197189	20.170627	17.29%	1,749
2019	14.000130	17.197189	22.84%	1,749
2018	16.066143	14.000130	-12.86%	1,749
2017	14.313391	16.066143	12.25%	1,749
2016	12.046089	14.313391	18.82%	0
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.206567	35.035626	57.77%	0
2019	16.508987	22.206567	34.51%	0
2018	18.069739	16.508987	-8.64%	0
2017	14.414117	18.069739	25.36%	0
2016	13.825497	14.414117	4.26%	0
2015	14.113403	13.825497	-2.04%	0
2014	13.842586	14.113403	1.96%	0
2013	10.159648	13.842586	36.25%	0
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	43.408861	59.615959	37.34%	0
2019	33.332674	43.408861	30.23%	0
2018	36.292680	33.332674	-8.16%	0
2017	29.638376	36.292680	22.45%	0
2016	28.944934	29.638376	2.40%	0
2015	29.155483	28.944934	-0.72%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.017528	10.187733	1.70%	0
2019	9.828414	10.017528	1.92%	0
2018	9.898275	9.828414	-0.71%	0
2017	9.980033	9.898275	-0.82%	0
2016	10.029857	9.980033	-0.50%	0
2015	10.184595	10.029857	-1.52%	0
2014	10.297917	10.184595	-1.10%	0
2013	10.411789	10.297917	-1.09%	0
2012	10.125982	10.411789	2.82%	0
2011	10.270957	10.125982	-1.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	33.813588	39.741098	17.53%	0
2019	27.325167	33.813588	23.75%	0
2018	29.488983	27.325167	-7.34%	0
2017	25.329374	29.488983	16.42%	0
2016	23.453225	25.329374	8.00%	0
2015	23.969959	23.453225	-2.16%	0
2014	22.091013	23.969959	8.51%	0
2013	16.331631	22.091013	35.27%	0
2012	14.970977	16.331631	9.09%	0
2011	15.713411	14.970977	-4.72%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.784983	12.217397	3.67%	0
2019	10.500397	11.784983	12.23%	0
2018	11.414419	10.500397	-8.01%	0
2017	10.532644	11.414419	8.37%	0
2016	10.125457	10.532644	4.02%	0
2015	10.816463	10.125457	-6.39%	0
2014	10.715249	10.816463	0.94%	0
2013	10.143221	10.715249	5.64%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.588652	12.974834	3.07%	0
2019	10.979332	12.588652	14.66%	0
2018	12.286791	10.979332	-10.64%	0
2017	10.652086	12.286791	15.35%	0
2016	10.304923	10.652086	3.37%	0
2015	11.568102	10.304923	-10.92%	0
2014	11.665048	11.568102	-0.83%	0
2013	10.261940	11.665048	13.67%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.571731	13.041437	3.74%	0
2019	11.036293	12.571731	13.91%	0
2018	12.153753	11.036293	-9.19%	0
2017	10.881659	12.153753	11.69%	0
2016	10.458070	10.881659	4.05%	0
2015	11.399569	10.458070	-8.26%	0
2014	11.314036	11.399569	0.76%	0
2013	10.279583	11.314036	10.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.607519	12.312509	6.07%	5,338
2019	10.567277	11.607519	9.84%	5,338
2018	11.370397	10.567277	-7.06%	5,338
2017	10.201628	11.370397	11.46%	5,338
2016	9.191387	10.201628	10.99%	5,338
2015	10.296406	9.191387	-10.73%	5,338
2014	10.427049	10.296406	-1.25%	5,338
2013	10.595789	10.427049	-1.59%	5,338
2012*	10.000000	10.595789	5.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.061051	11.588432	4.77%	0
2019	9.814299	11.061051	12.70%	0
2018	10.491208	9.814299	-6.45%	0
2017	9.721362	10.491208	7.92%	0
2016	8.734867	9.721362	11.29%	0
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.586223	12.603612	8.78%	2,025
2019	11.024001	11.586223	5.10%	1,987
2018	11.691973	11.024001	-5.71%	1,943
2017	10.740639	11.691973	8.86%	1,888
2016	10.617598	10.740639	1.16%	1,777
2015	11.636159	10.617598	-8.75%	1,805
2014	11.801877	11.636159	-1.40%	1,617
2013	12.849827	11.801877	-8.16%	1,596
2012	12.422654	12.849827	3.44%	1,316
2011	11.655907	12.422654	6.58%	1,279
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.124768	11.251638	1.14%	1,504
2019	10.889863	11.124768	2.16%	1,416
2018	11.053020	10.889863	-1.48%	1,394
2017	11.104592	11.053020	-0.46%	1,387
2016	11.150585	11.104592	-0.41%	1,272
2015	11.319791	11.150585	-1.49%	1,231
2014	11.430031	11.319791	-0.96%	3,094
2013	11.654767	11.430031	-1.93%	3,148
2012	11.212140	11.654767	3.95%	3,115
2011	11.291696	11.212140	-0.70%	3,155
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.209944	10.251193	0.40%	0
2019	10.113821	10.209944	0.95%	0
2018	10.144914	10.113821	-0.31%	0
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.276365	12.030310	6.69%	6,092
2019	10.597384	11.276365	6.41%	6,092
2018	10.850573	10.597384	-2.33%	6,092
2017	10.530441	10.850573	3.04%	6,092
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.967510	24.499075	36.35%	0
2019	13.366866	17.967510	34.42%	0
2018	13.283219	13.366866	0.63%	756
2017	10.322272	13.283219	28.69%	836
2016*	10.000000	10.322272	3.22%	906
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.184654	22.241394	10.19%	0
2019	16.406877	20.184654	23.03%	0
2018	20.636815	16.406877	-20.50%	0
2017	16.584400	20.636815	24.44%	0
2016	17.294739	16.584400	-4.11%	0
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.467459	34.67%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.952866	13.471453	4.00%	0
2019	10.104581	12.952866	28.19%	0
2018	11.233955	10.104581	-10.05%	804
2017*	10.000000	11.233955	12.34%	889
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.690609	54.247694	27.07%	314
2019	33.762646	42.690609	26.44%	333
2018	34.057955	33.762646	-0.87%	333
2017	27.213906	34.057955	25.15%	351
2016	31.005791	27.213906	-12.23%	1,043
2015	28.044718	31.005791	10.56%	1,389
2014	21.741054	28.044718	28.99%	933
2013	14.694301	21.741054	47.96%	899
2012	11.411460	14.694301	28.77%	815
2011	10.516214	11.411460	8.51%	650
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.650564	6.600279	16.81%	13
2019	5.153290	5.650564	9.65%	14
2018	7.324908	5.153290	-29.65%	14
2017	7.601069	7.324908	-3.63%	16
2016	5.391522	7.601069	40.98%	16
2015	8.263698	5.391522	-34.76%	6,211
2014	10.423375	8.263698	-20.72%	4,691
2013	9.613860	10.423375	8.42%	4,097
2012*	10.000000	9.613860	-3.86%	1,013

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.808384	6.800874	17.09%	138
2019	5.281930	5.808384	9.97%	159
2018	7.492566	5.281930	-29.50%	159
2017	7.753425	7.492566	-3.36%	176
2016	5.488215	7.753425	41.27%	176
2015	8.389247	5.488215	-34.58%	176
2014	10.549928	8.389247	-20.48%	176
2013	9.709583	10.549928	8.65%	176
2012*	10.000000	9.709583	-2.90%	176
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.765247	10.418226	-3.22%	0
2019*	10.000000	10.765247	7.65%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.029024	54.331622	55.10%	570
2019	28.546860	35.029024	22.71%	619
2018	28.668156	28.546860	-0.42%	608
2017	23.170864	28.668156	23.73%	724
2016	21.875813	23.170864	5.92%	793
2015	22.914709	21.875813	-4.53%	2,307
2014	23.757157	22.914709	-3.55%	2,720
2013	16.087110	23.757157	47.68%	2,188
2012	15.171806	16.087110	6.03%	1,905
2011	16.177314	15.171806	-6.22%	1,562

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.995693	13.388889	3.03%	0
2019	11.477850	12.995693	13.22%	0
2018	12.609964	11.477850	-8.98%	0
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.618544	33.846903	0.68%	0
2019	27.681366	33.618544	21.45%	0
2018	29.926415	27.681366	-7.50%	0
2017	25.681728	29.926415	16.53%	0
2016	23.532724	25.681728	9.13%	0
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.761351	8.798342	0.42%	0
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.583290	42.102986	1.25%	0
2019	35.298671	41.583290	17.80%	0
2018	42.419393	35.298671	-16.79%	0
2017	38.256744	42.419393	10.88%	0
2016	31.200744	38.256744	22.61%	0
2015	33.673966	31.200744	-7.34%	0
2014	31.459395	33.673966	7.04%	0
2013	23.263995	31.459395	35.23%	0
2012	19.987746	23.263995	16.39%	0
2011	22.262631	19.987746	-10.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.510968	14.542884	7.64%	0
2019	12.627447	13.510968	7.00%	0
2018	13.226427	12.627447	-4.53%	0
2017	12.984597	13.226427	1.86%	0
2016	12.659799	12.984597	2.57%	0
2015	13.211386	12.659799	-4.18%	0
2014	13.017171	13.211386	1.49%	0
2013	14.476590	13.017171	-10.08%	0
2012	13.721610	14.476590	5.50%	0
2011	12.497477	13.721610	9.80%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.948003	34.982366	9.50%	0
2019	26.276737	31.948003	21.58%	0
2018	28.820710	26.276737	-8.83%	0
2017	24.383315	28.820710	18.20%	0
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.396233	31.189187	-0.66%	0
2019	24.772924	31.396233	26.74%	0
2018	28.972226	24.772924	-14.49%	0
2017	26.453221	28.972226	9.52%	0
2016	21.939001	26.453221	20.58%	0
2015	22.688162	21.939001	-3.30%	0
2014	19.866235	22.688162	14.20%	0
2013	15.565748	19.866235	27.63%	0
2012	13.631589	15.565748	14.19%	0
2011	13.991845	13.631589	-2.57%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.707883	33.393006	-0.93%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.160278	15.771146	4.03%	0
2019	13.078131	15.160278	15.92%	0
2018	13.997666	13.078131	-6.57%	0
2017	12.409128	13.997666	12.80%	0
2016	11.773146	12.409128	5.40%	0
2015	12.112638	11.773146	-2.80%	0
2014	11.979930	12.112638	1.11%	0
2013	10.112232	11.979930	18.47%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.542041	12.135255	5.14%	0
2019	10.227560	11.542041	12.85%	0
2018	10.720397	10.227560	-4.60%	0
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.426801	11.119524	6.64%	0
2019	9.723128	10.426801	7.24%	0
2018	9.969194	9.723128	-2.47%	0
2017	9.831075	9.969194	1.40%	0
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.476580	14.731042	1.76%	0
2019	11.559932	14.476580	25.23%	0
2018	12.709605	11.559932	-9.05%	0
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.401283	20.637378	18.60%	0
2019	15.040663	17.401283	15.69%	0
2018	16.565571	15.040663	-9.21%	0
2017	14.827213	16.565571	11.72%	0
2016	14.537422	14.827213	1.99%	0
2015	14.945997	14.537422	-2.73%	0
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.976111	13.749252	5.96%	0
2019	11.019331	12.976111	17.76%	0
2018	13.303536	11.019331	-17.17%	0
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	46.730696	50.796896	8.70%	0
2019	38.918182	46.730696	20.07%	0
2018	43.521784	38.918182	-10.58%	0
2017	39.406965	43.521784	10.44%	0
2016	31.899888	39.406965	23.53%	0
2015	33.242517	31.899888	-4.04%	0
2014	32.186213	33.242517	3.28%	0
2013	23.280544	32.186213	38.25%	0
2012	20.473298	23.280544	13.71%	0
2011	20.720623	20.473298	-1.19%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.403592	43.258547	15.65%	0
2019	29.095751	37.403592	28.55%	0
2018	31.128111	29.095751	-6.53%	0
2017	26.136670	31.128111	19.10%	0
2016	23.869921	26.136670	9.50%	0
2015	24.085928	23.869921	-0.90%	0
2014	21.674639	24.085928	11.12%	0
2013	16.749922	21.674639	29.40%	0
2012	14.764267	16.749922	13.45%	0
2011	14.787085	14.764267	-0.15%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.388665	40.474258	21.22%	0
2019	25.027866	33.388665	33.41%	0
2018	27.424124	25.027866	-8.74%	0
2017	21.975600	27.424124	24.79%	0
2016	20.779660	21.975600	5.76%	0
2015	21.739768	20.779660	-4.42%	0
2014	20.520863	21.739768	5.94%	0
2013	17.286242	20.520863	18.71%	0
2012	15.975323	17.286242	8.21%	0
2011	14.952491	15.975323	6.84%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.609170	28.912027	17.48%	0
2019	20.616715	24.609170	19.37%	0
2018	26.001246	20.616715	-20.71%	0
2017	21.277433	26.001246	22.20%	0
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.987660	11.476208	4.45%	0
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.844046	16.189012	-3.89%	0
2019	13.423198	16.844046	25.48%	0
2018	16.451231	13.423198	-18.41%	0
2017	14.981834	16.451231	9.81%	0
2016	11.632000	14.981834	28.80%	0
2015	12.657171	11.632000	-8.10%	0
2014	12.197325	12.657171	3.77%	0
2013*	10.000000	12.197325	21.97%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.843385	10.866618	0.21%	0
2019	10.306919	10.843385	5.20%	0
2018	10.500539	10.306919	-1.84%	0
2017	10.331401	10.500539	1.64%	0
2016	9.651508	10.331401	7.04%	0
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.649416	10.536993	-1.06%	0
2019	9.038948	10.649416	17.82%	0
2018*	10.000000	9.038948	-9.61%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.250356	15.101466	5.97%	0
2019	13.285945	14.250356	7.26%	0
2018	13.630688	13.285945	-2.53%	0
2017	13.371465	13.630688	1.94%	0
2016	13.144729	13.371465	1.72%	0
2015	13.437907	13.144729	-2.18%	0
2014	13.213100	13.437907	1.70%	0
2013	13.348274	13.213100	-1.01%	0
2012	12.413950	13.348274	7.53%	0
2011	12.387889	12.413950	0.21%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.433682	13.416483	28.59%	0
2019	8.219846	10.433682	26.93%	0
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.724374	19.545827	10.28%	0
2019	15.585374	17.724374	13.72%	0
2018	16.570740	15.585374	-5.95%	0
2017	14.951678	16.570740	10.83%	0
2016	14.460919	14.951678	3.39%	0
2015	14.796984	14.460919	-2.27%	0
2014	14.451944	14.796984	2.39%	0
2013	12.994518	14.451944	11.22%	0
2012	11.853500	12.994518	9.63%	0
2011	12.115952	11.853500	-2.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.363718	21.825612	12.71%	0
2019	16.440400	19.363718	17.78%	0
2018	17.817867	16.440400	-7.73%	0
2017	15.597977	17.817867	14.23%	0
2016	15.004361	15.597977	3.96%	0
2015	15.342047	15.004361	-2.20%	0
2014	14.929274	15.342047	2.76%	0
2013	13.140604	14.929274	13.61%	0
2012	11.829064	13.140604	11.09%	0
2011	12.190669	11.829064	-2.97%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.360629	24.479805	14.60%	0
2019	17.517235	21.360629	21.94%	0
2018	19.393080	17.517235	-9.67%	0
2017	16.353289	19.393080	18.59%	0
2016	15.646468	16.353289	4.52%	0
2015	16.009966	15.646468	-2.27%	0
2014	15.557219	16.009966	2.91%	0
2013	13.042099	15.557219	19.28%	0
2012	11.525200	13.042099	13.16%	0
2011	12.071604	11.525200	-4.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.588125	16.304453	19.99%	0
2019	11.142978	13.588125	21.94%	0
2018	11.869726	11.142978	-6.12%	0
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.648517	54.571298	27.96%	0
2019	33.066512	42.648517	28.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.980884	8.559815	-34.06%	0
2019	12.030208	12.980884	7.90%	0
2018	16.277352	12.030208	-26.09%	0
2017	17.039350	16.277352	-4.47%	0
2016	12.989684	17.039350	31.18%	0
2015	16.683154	12.989684	-22.14%	0
2014	19.465593	16.683154	-14.29%	0
2013	15.958849	19.465593	21.97%	0
2012	15.509505	15.958849	2.90%	0
2011	16.651031	15.509505	-6.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.274853	31.660777	4.58%	0
2019	24.242577	30.274853	24.88%	0
2018	26.980327	24.242577	-10.15%	0
2017	24.375886	26.980327	10.68%	0
2016	21.076366	24.375886	15.66%	0
2015	22.401267	21.076366	-5.91%	0
2014	21.018038	22.401267	6.58%	0
2013	16.735236	21.018038	25.59%	0
2012	14.552109	16.735236	15.00%	0
2011	14.714425	14.552109	-1.10%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.622664	15.457774	5.71%	0
2019	11.476735	14.622664	27.41%	0
2018	12.864962	11.476735	-10.79%	0
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	42.651329	60.155147	41.04%	0
2019	32.401875	42.651329	31.63%	0
2018	33.125525	32.401875	-2.18%	0
2017	25.007038	33.125525	32.46%	0
2016	25.312028	25.007038	-1.20%	0
2015	24.098990	25.312028	5.03%	0
2014	22.094915	24.098990	9.07%	0
2013	16.535427	22.094915	33.62%	0
2012	14.711717	16.535427	12.40%	0
2011	14.978073	14.711717	-1.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.617201	15.677431	7.25%	0
2019	13.598682	14.617201	7.49%	0
2018	13.952057	13.598682	-2.53%	0
2017	13.654784	13.952057	2.18%	0
2016	13.301694	13.654784	2.65%	0
2015	13.654647	13.301694	-2.58%	0
2014	13.158621	13.654647	3.77%	0
2013	13.675795	13.158621	-3.78%	0
2012	13.181320	13.675795	3.75%	0
2011	12.533669	13.181320	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.751358	52.982283	15.80%	0
2019	37.805757	45.751358	21.02%	0
2018	45.153552	37.805757	-16.27%	0
2017	38.125550	45.153552	18.43%	0
2016	34.669062	38.125550	9.97%	0
2015	35.870883	34.669062	-3.35%	0
2014	34.432944	35.870883	4.18%	0
2013	25.793803	34.432944	33.49%	0
2012	22.916990	25.793803	12.55%	0
2011	26.163996	22.916990	-12.41%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.963647	30.553893	13.32%	0
2019	21.524452	26.963647	25.27%	0
2018	25.793978	21.524452	-16.55%	0
2017	20.195707	25.793978	27.72%	0
2016	21.697549	20.195707	-6.92%	0
2015	21.379298	21.697549	1.49%	0
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.523388	12.384384	-8.42%	0
2019	11.195059	13.523388	20.80%	0
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	38.565773	40.929739	6.13%	0
2019	29.271372	38.565773	31.75%	0
2018	36.115510	29.271372	-18.95%	0
2017	30.865947	36.115510	17.01%	0
2016	28.748640	30.865947	7.36%	0
2015	30.225071	28.748640	-4.88%	0
2014	28.882321	30.225071	4.65%	0
2013	22.580709	28.882321	27.91%	0
2012	18.088260	22.580709	24.84%	0
2011	20.239014	18.088260	-10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.474772	15.891538	9.79%	0
2019	12.291558	14.474772	17.76%	0
2018	13.847916	12.291558	-11.24%	0
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.438367	17.252035	-1.07%	0
2019	15.293054	17.438367	14.03%	0
2018	16.267133	15.293054	-5.99%	0
2017	15.095803	16.267133	7.76%	0
2016	13.474340	15.095803	12.03%	0
2015	14.755268	13.474340	-8.68%	0
2014	14.355460	14.755268	2.79%	0
2013	12.823360	14.355460	11.95%	0
2012	11.586341	12.823360	10.68%	0
2011	11.517649	11.586341	0.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	37.039026	42.202522	13.94%	0
2019	29.171345	37.039026	26.97%	0
2018	31.281441	29.171345	-6.75%	0
2017	26.407776	31.281441	18.46%	0
2016	23.161204	26.407776	14.02%	0
2015	24.466302	23.161204	-5.33%	0
2014	22.904150	24.466302	6.82%	0
2013	17.975242	22.904150	27.42%	0
2012	16.341438	17.975242	10.00%	0
2011	15.690609	16.341438	4.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.350492	43.768402	3.35%	0
2019	34.115883	42.350492	24.14%	0
2018	39.859784	34.115883	-14.41%	0
2017	36.662493	39.859784	8.72%	0
2016	28.661334	36.662493	27.92%	0
2015	31.498756	28.661334	-9.01%	0
2014	31.877872	31.498756	-1.19%	0
2013	23.815169	31.877872	33.86%	0
2012	20.475326	23.815169	16.31%	0
2011	21.653562	20.475326	-5.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.065601	13.891484	15.13%	0
2019	9.692817	12.065601	24.48%	0
2018	11.717292	9.692817	-17.28%	0
2017	8.493234	11.717292	37.96%	0
2016	7.360283	8.493234	15.39%	0
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.574101	20.951056	-2.89%	0
2019	19.513519	21.574101	10.56%	0
2018	23.490615	19.513519	-16.93%	0
2017	20.487734	23.490615	14.66%	0
2016	19.455662	20.487734	5.30%	0
2015	21.177287	19.455662	-8.13%	0
2014	24.254593	21.177287	-12.69%	0
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.299748	8.654424	-6.94%	0
2019	9.278618	9.299748	0.23%	0
2018	9.265261	9.278618	0.14%	0
2017	9.251671	9.265261	0.15%	0
2016	9.147207	9.251671	1.14%	0
2015	9.728973	9.147207	-5.98%	0
2014	9.724029	9.728973	0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.655488	12.945496	2.29%	0
2019	11.507317	12.655488	9.98%	0
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.025753	10.512198	4.85%	0
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.741083	10.277704	5.51%	0
2019	9.441271	9.741083	3.18%	0
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.872345	31.910028	39.51%	0
2019	17.063893	22.872345	34.04%	0
2018	18.072700	17.063893	-5.58%	0
2017	14.480036	18.072700	24.81%	0
2016	14.445873	14.480036	0.24%	0
2015	14.036442	14.445873	2.92%	0
2014	13.207581	14.036442	6.28%	0
2013	9.615981	13.207581	37.35%	0
2012*	10.000000	9.615981	-3.84%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.617689	46.18%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.602580	53.299725	25.11%	0
2019	32.985881	42.602580	29.15%	0
2018	38.769523	32.985881	-14.92%	0
2017	28.945022	38.769523	33.94%	0
2016	29.505521	28.945022	-1.90%	0
2015	28.967317	29.505521	1.86%	0
2014	28.889338	28.967317	0.27%	0
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.619266	10.745570	1.19%	0
2019	9.771956	10.619266	8.67%	0
2018	10.419978	9.771956	-6.22%	0
2017	10.001326	10.419978	4.19%	0
2016	9.578845	10.001326	4.41%	0
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	0
2012*	10.000000	10.143415	1.43%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.841692	37.802497	11.70%	0
2019	26.146207	33.841692	29.43%	0
2018	28.959603	26.146207	-9.71%	0
2017	25.270018	28.959603	14.60%	0
2016	23.108011	25.270018	9.36%	0
2015	22.810911	23.108011	1.30%	0
2014	21.029962	22.810911	8.47%	0
2013	16.284679	21.029962	29.14%	0
2012	14.214463	16.284679	14.56%	0
2011	14.512770	14.214463	-2.06%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.118090	17.251746	7.03%	0
2019	13.120208	16.118090	22.85%	0
2018	15.107729	13.120208	-13.16%	0
2017	13.410910	15.107729	12.65%	0
2016	12.061506	13.410910	11.19%	0
2015	12.825380	12.061506	-5.96%	0
2014	12.531340	12.825380	2.35%	0
2013	9.928417	12.531340	26.22%	0
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.960639	52.847888	17.54%	0
2019	36.280130	44.960639	23.93%	0
2018	41.280631	36.280130	-12.11%	0
2017	36.883159	41.280631	11.92%	0
2016	31.900693	36.883159	15.62%	0
2015	34.575949	31.900693	-7.74%	0
2014	31.518440	34.575949	9.70%	0
2013	22.812364	31.518440	38.16%	0
2012	19.732795	22.812364	15.61%	0
2011	20.573839	19.732795	-4.09%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.764832	12.801975	18.92%	0
2019	8.563019	10.764832	25.71%	0
2018	10.834904	8.563019	-20.97%	0
2017	8.721003	10.834904	24.24%	0
2016	9.123662	8.721003	-4.41%	0
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.174212	19.215395	11.89%	0
2019	14.354042	17.174212	19.65%	0
2018	15.451603	14.354042	-7.10%	0
2017	13.296360	15.451603	16.21%	0
2016	13.889249	13.296360	-4.27%	0
2015	15.424075	13.889249	-9.95%	0
2014	16.571392	15.424075	-6.92%	0
2013	13.478931	16.571392	22.94%	0
2012	11.512000	13.478931	17.09%	0
2011	12.626540	11.512000	-8.83%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.533594	14.098248	4.17%	0
2019	12.388067	13.533594	9.25%	0
2018	12.882390	12.388067	-3.84%	0
2017	12.290364	12.882390	4.82%	0
2016	10.765970	12.290364	14.16%	0
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	0
2013	10.782323	11.705933	8.57%	0
2012*	10.000000	10.782323	7.82%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.746995	31.836823	46.40%	0
2019	16.046202	21.746995	35.53%	0
2018	16.343191	16.046202	-1.82%	0
2017	13.107873	16.343191	24.68%	0
2016	12.571862	13.107873	4.26%	0
2015	13.580801	12.571862	-7.43%	0
2014	12.814288	13.580801	5.98%	0
2013	10.037435	12.814288	27.66%	0
2012*	10.000000	10.037435	0.37%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	31.782783	35.607558	12.03%	0
2019	26.456141	31.782783	20.13%	0
2018	26.814348	26.456141	-1.34%	0
2017	23.101107	26.814348	16.07%	0
2016	22.537022	23.101107	2.50%	0
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	0
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.360648	11.222886	8.32%	0
2019	9.649897	10.360648	7.37%	0
2018	9.950738	9.649897	-3.02%	0
2017	9.798941	9.950738	1.55%	0
2016	9.756238	9.798941	0.44%	0
2015*	10.000000	9.756238	-2.44%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	54.309763	74.188922	36.60%	0
2019	40.391748	54.309763	34.46%	0
2018	40.420567	40.391748	-0.07%	0
2017	31.645736	40.420567	27.73%	0
2016	31.594142	31.645736	0.16%	0
2015	28.727558	31.594142	9.98%	0
2014	26.956617	28.727558	6.57%	0
2013	20.962185	26.956617	28.60%	0
2012	17.226388	20.962185	21.69%	0
2011	18.840477	17.226388	-8.57%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.778730	48.543256	48.09%	0
2019	23.037227	32.778730	42.29%	0
2018	23.238659	23.037227	-0.87%	0
2017	16.320797	23.238659	42.39%	0
2016	14.589746	16.320797	11.86%	0
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.344766	35.730496	13.99%	0
2019	25.178632	31.344766	24.49%	0
2018	30.201271	25.178632	-16.63%	0
2017	23.498756	30.201271	28.52%	0
2016	25.635747	23.498756	-8.34%	0
2015	28.611695	25.635747	-10.40%	0
2014	33.130857	28.611695	-13.64%	0
2013	29.506835	33.130857	12.28%	0
2012	26.536056	29.506835	11.20%	0
2011	39.916616	26.536056	-33.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.995883	9.695695	-3.00%	0
2019	8.611608	9.995883	16.07%	0
2018	10.763266	8.611608	-19.99%	0
2017	8.569707	10.763266	25.60%	0
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.509924	11.092917	5.55%	0
2019	9.867284	10.509924	6.51%	0
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.984629	31.446519	43.04%	0
2019	15.838692	21.984629	38.80%	0
2018	16.404179	15.838692	-3.45%	0
2017	13.215531	16.404179	24.13%	0
2016	12.362520	13.215531	6.90%	0
2015	12.858653	12.362520	-3.86%	0
2014	14.148077	12.858653	-9.11%	0
2013	10.196918	14.148077	38.75%	0
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.901545	38.437426	1.41%	0
2019	29.787494	37.901545	27.24%	0
2018	33.824310	29.787494	-11.93%	0
2017	29.335665	33.824310	15.30%	0
2016	26.241671	29.335665	11.79%	0
2015	26.960908	26.241671	-2.67%	0
2014	24.900646	26.960908	8.27%	0
2013	18.690785	24.900646	33.22%	0
2012	16.417040	18.690785	13.85%	0
2011	16.787166	16.417040	-2.20%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.824862	12.284018	13.48%	0
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.343535	25.207367	18.10%	0
2019	17.288585	21.343535	23.45%	0
2018	19.494003	17.288585	-11.31%	0
2017	15.644395	19.494003	24.61%	0
2016	15.333259	15.644395	2.03%	0
2015	14.678641	15.333259	4.46%	0
2014	14.772760	14.678641	-0.64%	0
2013	11.780323	14.772760	25.40%	0
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.213934	20.667134	20.06%	0
2019	12.551869	17.213934	37.14%	0
2018	12.703567	12.551869	-1.19%	0
2017	10.092905	12.703567	25.87%	0
2016	9.705202	10.092905	3.99%	0
2015*	10.000000	9.705202	-2.95%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.281986	32.82%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.593541	35.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.081527	14.879405	5.67%	0
2019	12.957456	14.081527	8.68%	0
2018	13.310739	12.957456	-2.65%	0
2017	12.793045	13.310739	4.05%	0
2016	12.299519	12.793045	4.01%	0
2015	12.623666	12.299519	-2.57%	0
2014	11.944821	12.623666	5.68%	0
2013	12.228538	11.944821	-2.32%	0
2012	11.398966	12.228538	7.28%	0
2011	11.006698	11.398966	3.56%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.132884	26.059365	3.69%	0
2019	22.405716	25.132884	12.17%	0
2018	24.535497	22.405716	-8.68%	0
2017	22.787047	24.535497	7.67%	0
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.645306	11.277205	-3.16%	0
2019	9.269537	11.645306	25.63%	0
2018	10.243756	9.269537	-9.51%	0
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.056976	23.613271	12.14%	0
2019	17.283678	21.056976	21.83%	0
2018	18.954527	17.283678	-8.82%	0
2017	16.415371	18.954527	15.47%	0
2016	15.050741	16.415371	9.07%	0
2015	16.501542	15.050741	-8.79%	0
2014	17.149472	16.501542	-3.78%	0
2013	13.231297	17.149472	29.61%	0
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.962051	19.199427	48.12%	0
2019	9.931581	12.962051	30.51%	0
2018	12.131922	9.931581	-18.14%	0
2017	9.835683	12.131922	23.35%	0
2016	10.264111	9.835683	-4.17%	0
2015	10.515782	10.264111	-2.39%	0
2014	10.849797	10.515782	-3.08%	0
2013	9.120622	10.849797	18.96%	0
2012	8.036198	9.120622	13.49%	0
2011	9.050027	8.036198	-11.20%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.898041	20.794940	10.04%	0
2019	15.924989	18.898041	18.67%	0
2018	17.059679	15.924989	-6.65%	0
2017	14.994535	17.059679	13.77%	0
2016	14.000824	14.994535	7.10%	0
2015	14.111333	14.000824	-0.78%	0
2014	13.679983	14.111333	3.15%	0
2013	11.293817	13.679983	21.13%	0
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.815215	12.677127	7.29%	0
2019	11.034410	11.815215	7.08%	0
2018	11.353917	11.034410	-2.81%	0
2017	11.196015	11.353917	1.41%	0
2016	11.100673	11.196015	0.86%	0
2015	11.324564	11.100673	-1.98%	0
2014	10.979648	11.324564	3.14%	0
2013	11.470453	10.979648	-4.28%	0
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.320079	29.769689	27.66%	0
2019	17.610611	23.320079	32.42%	0
2018	19.790944	17.610611	-11.02%	0
2017	15.379692	19.790944	28.68%	0
2016	15.623617	15.379692	-1.56%	0
2015	14.925333	15.623617	4.68%	0
2014	14.917365	14.925333	0.05%	0
2013	11.802543	14.917365	26.39%	0
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.087775	37.342437	48.85%	0
2019	19.598859	25.087775	28.01%	0
2018	20.081770	19.598859	-2.40%	0
2017	15.992791	20.081770	25.57%	0
2016	14.924156	15.992791	7.16%	0
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	0
2012	9.151941	10.556109	15.34%	0
2011	9.772798	9.151941	-6.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.058144	22.284450	11.10%	0
2019	16.245630	20.058144	23.47%	0
2018	16.906057	16.245630	-3.91%	0
2017	14.111928	16.906057	19.80%	0
2016	12.929086	14.111928	9.15%	0
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.244900	16.608611	2.24%	0
2019	15.145576	16.244900	7.26%	0
2018	15.787057	15.145576	-4.06%	0
2017	15.110733	15.787057	4.48%	0
2016	14.155154	15.110733	6.75%	0
2015	14.836111	14.155154	-4.59%	0
2014	14.535835	14.836111	2.07%	0
2013	14.962997	14.535835	-2.85%	0
2012	13.568081	14.962997	10.28%	0
2011	13.083288	13.568081	3.71%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.051650	36.819054	8.13%	0
2019	26.862113	34.051650	26.76%	0
2018	27.419352	26.862113	-2.03%	0
2017	23.207811	27.419352	18.15%	0
2016	21.249049	23.207811	9.22%	0
2015	21.485335	21.249049	-1.10%	0
2014	19.557070	21.485335	9.86%	0
2013	15.219252	19.557070	28.50%	0
2012	13.606781	15.219252	11.85%	0
2011	13.796466	13.606781	-1.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.694028	34.212524	1.54%	0
2019	27.001980	33.694028	24.78%	0
2018	29.701451	27.001980	-9.09%	0
2017	25.685564	29.701451	15.63%	0
2016	22.234394	25.685564	15.52%	0
2015	24.207767	22.234394	-8.15%	0
2014	22.619836	24.207767	7.02%	0
2013	17.015902	22.619836	32.93%	0
2012	14.656457	17.015902	16.10%	0
2011	15.307241	14.656457	-4.25%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.070105	12.458585	12.54%	0
2019	9.802299	11.070105	12.93%	0
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
2015*	10.000000	9.259011	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.093102	17.797322	10.59%	0
2019	13.213674	16.093102	21.79%	0
2018	15.069736	13.213674	-12.32%	0
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.442149	15.562977	7.76%	0
2019	12.652317	14.442149	14.15%	0
2018	13.735159	12.652317	-7.88%	0
2017	12.475606	13.735159	10.10%	0
2016	11.966272	12.475606	4.26%	0
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.553345	17.033456	9.52%	0
2019	13.165588	15.553345	18.14%	0
2018	14.592140	13.165588	-9.78%	0
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.648620	13.370880	5.71%	0
2019	11.632636	12.648620	8.73%	0
2018	12.157713	11.632636	-4.32%	0
2017	11.633920	12.157713	4.50%	0
2016	11.318457	11.633920	2.79%	0
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.185507	12.575874	3.20%	0
2019	10.893478	12.185507	11.86%	0
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.676843	13.371625	5.48%	0
2019	11.179303	12.676843	13.40%	0
2018	12.245721	11.179303	-8.71%	0
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.046703	16.363698	8.75%	0
2019	12.962680	15.046703	16.08%	0
2018	14.201272	12.962680	-8.72%	0
2017	12.681924	14.201272	11.98%	0
2016	12.092268	12.681924	4.88%	0
2015	12.440261	12.092268	-2.80%	0
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.809028	17.436678	10.30%	0
2019	13.164082	15.809028	20.09%	0
2018	14.807095	13.164082	-11.10%	0
2017	12.763725	14.807095	16.01%	0
2016	12.073870	12.763725	5.71%	0
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.935324	14.931248	7.15%	0
2019	12.408854	13.935324	12.30%	0
2018	13.262867	12.408854	-6.44%	0
2017	12.284078	13.262867	7.97%	0
2016	11.794839	12.284078	4.15%	0
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.997784	15.498581	3.34%	0
2019	13.570438	14.997784	10.52%	0
2018	16.384184	13.570438	-17.17%	0
2017	13.588149	16.384184	20.58%	0
2016	13.676995	13.588149	-0.65%	0
2015	14.486038	13.676995	-5.58%	0
2014	16.051858	14.486038	-9.75%	0
2013	13.604035	16.051858	17.99%	0
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.739352	17.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.822922	13.451737	4.90%	0
2019	12.007000	12.822922	6.80%	0
2018	12.306712	12.007000	-2.44%	0
2017	12.022809	12.306712	2.36%	0
2016	11.653100	12.022809	3.17%	0
2015	11.966029	11.653100	-2.62%	0
2014	11.634780	11.966029	2.85%	0
2013	12.099576	11.634780	-3.84%	0
2012	11.458211	12.099576	5.60%	0
2011	10.976951	11.458211	4.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.676867	14.652306	7.13%	0
2019	12.701870	13.676867	7.68%	0
2018	13.120067	12.701870	-3.19%	0
2017	12.868367	13.120067	1.96%	0
2016	12.674139	12.868367	1.53%	0
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.539005	10.742058	1.93%	0
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.688583	38.511235	11.02%	0
2019	28.782772	34.688583	20.52%	0
2018	35.580349	28.782772	-19.10%	0
2017	25.641899	35.580349	38.76%	0
2016	24.281437	25.641899	5.60%	0
2015	29.503519	24.281437	-17.70%	0
2014	31.854512	29.503519	-7.38%	0
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.683530	24.668780	4.16%	0
2019	21.008517	23.683530	12.73%	0
2018	22.045955	21.008517	-4.71%	0
2017	21.017384	22.045955	4.89%	0
2016	18.738048	21.017384	12.16%	0
2015	19.582429	18.738048	-4.31%	0
2014	19.435544	19.582429	0.76%	0
2013	18.475098	19.435544	5.20%	0
2012	16.415411	18.475098	12.55%	0
2011	16.092715	16.415411	2.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.540476	13.070496	4.23%	0
2019	12.010718	12.540476	4.41%	0
2018	12.231708	12.010718	-1.81%	0
2017	12.194796	12.231708	0.30%	0
2016	12.320032	12.194796	-1.02%	0
2015	12.553135	12.320032	-1.86%	0
2014	12.218455	12.553135	2.74%	0
2013	12.961773	12.218455	-5.73%	0
2012	12.801881	12.961773	1.25%	0
2011	12.147918	12.801881	5.38%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.948386	8.813200	-1.51%	0
2019	8.948363	8.948386	0.00%	0
2018	8.983698	8.948363	-0.39%	0
2017	9.104895	8.983698	-1.33%	0
2016	9.265915	9.104895	-1.74%	0
2015	9.430955	9.265915	-1.75%	0
2014	9.598934	9.430955	-1.75%	0
2013	9.769905	9.598934	-1.75%	0
2012	9.944406	9.769905	-1.75%	0
2011	10.121033	9.944406	-1.75%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.951493	10.528732	5.80%	0
2019	8.517743	9.951493	16.83%	0
2018	10.176760	8.517743	-16.30%	0
2017	8.150689	10.176760	24.86%	0
2016	8.243219	8.150689	-1.12%	0
2015	8.669291	8.243219	-4.91%	0
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.120569	11.704665	5.25%	0
2019	9.338652	11.120569	19.08%	0
2018	11.069760	9.338652	-15.64%	0
2017	9.052425	11.069760	22.29%	0
2016	9.165287	9.052425	-1.23%	0
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.228293	34.614150	10.84%	0
2019	25.688148	31.228293	21.57%	0
2018	28.688685	25.688148	-10.46%	0
2017	24.654450	28.688685	16.36%	0
2016	22.922125	24.654450	7.56%	0
2015	23.565644	22.922125	-2.73%	0
2014	22.846408	23.565644	3.15%	0
2013	18.273978	22.846408	25.02%	0
2012	16.048045	18.273978	13.87%	0
2011	17.001736	16.048045	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.939748	19.283751	7.49%	0
2019	15.830644	17.939748	13.32%	0
2018	16.935489	15.830644	-6.52%	0
2017	15.509887	16.935489	9.19%	0
2016	14.849467	15.509887	4.45%	0
2015	15.140265	14.849467	-1.92%	0
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.854187	23.966551	9.67%	0
2019	18.545373	21.854187	17.84%	0
2018	20.183589	18.545373	-8.12%	0
2017	17.892430	20.183589	12.81%	0
2016	16.902122	17.892430	5.86%	0
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.872052	15.593016	4.85%	0
2019	13.819527	14.872052	7.62%	0
2018	14.325377	13.819527	-3.53%	0
2017	13.795851	14.325377	3.84%	0
2016	13.466712	13.795851	2.44%	0
2015	13.670380	13.466712	-1.49%	0
2014	13.392845	13.670380	2.07%	0
2013	13.003124	13.392845	3.00%	0
2012	12.584001	13.003124	3.33%	0
2011	12.442939	12.584001	1.13%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.182409	12.515056	2.73%	0
2019	10.973073	12.182409	11.02%	0
2018	11.835447	10.973073	-7.29%	0
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.756263	13.326129	4.47%	0
2019	11.265628	12.756263	13.23%	0
2018	12.206448	11.265628	-7.71%	0
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.066605	25.007361	8.41%	0
2019	19.939202	23.066605	15.68%	0
2018	21.518631	19.939202	-7.34%	0
2017	19.393791	21.518631	10.96%	0
2016	18.422356	19.393791	5.27%	0
2015	18.813468	18.422356	-2.08%	0
2014	18.205323	18.813468	3.34%	0
2013	15.887798	18.205323	14.59%	0
2012	14.593590	15.887798	8.87%	0
2011	14.858981	14.593590	-1.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.902993	30.794612	10.36%	0
2019	23.311485	27.902993	19.70%	0
2018	25.716095	23.311485	-9.35%	0
2017	22.431504	25.716095	14.64%	0
2016	21.044992	22.431504	6.59%	0
2015	21.577330	21.044992	-2.47%	0
2014	20.924427	21.577330	3.12%	0
2013	17.402708	20.924427	20.24%	0
2012	15.570810	17.402708	11.76%	0
2011	16.191935	15.570810	-3.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.830992	20.083828	6.65%	0
2019	16.889190	18.830992	11.50%	0
2018	17.858160	16.889190	-5.43%	0
2017	16.642354	17.858160	7.31%	0
2016	16.024114	16.642354	3.86%	0
2015	16.314521	16.024114	-1.78%	0
2014	15.853731	16.314521	2.91%	0
2013	14.603455	15.853731	8.56%	0
2012	13.758057	14.603455	6.14%	0
2011	13.719595	13.758057	0.28%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.441659	10.989854	5.25%	0
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.741584	12.216898	13.73%	0
2019*	10.000000	10.741584	7.42%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.097701	28.206233	27.64%	0
2019	17.271907	22.097701	27.94%	0
2018	18.190808	17.271907	-5.05%	0
2017	14.254637	18.190808	27.61%	0
2016	14.224750	14.254637	0.21%	0
2015	14.038767	14.224750	1.32%	0
2014	12.972341	14.038767	8.22%	0
2013	9.822877	12.972341	32.06%	0
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.832145	13.501686	5.22%	0
2019	10.978133	12.832145	16.89%	0
2018	11.740739	10.978133	-6.50%	0
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.765666	15.520059	5.11%	0
2019	12.320298	14.765666	19.85%	0
2018	12.872443	12.320298	-4.29%	0
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.259878	43.390711	16.45%	0
2019	27.614252	37.259878	34.93%	0
2018	28.548787	27.614252	-3.27%	0
2017	22.866170	28.548787	24.85%	0
2016	22.523552	22.866170	1.52%	0
2015	21.870050	22.523552	2.99%	0
2014	20.503983	21.870050	6.66%	0
2013	15.312714	20.503983	33.90%	0
2012	13.161472	15.312714	16.34%	0
2011	13.738189	13.161472	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.744795	28.635247	-0.38%	0
2019	23.094514	28.744795	24.47%	0
2018	25.967473	23.094514	-11.06%	0
2017	24.372160	25.967473	6.55%	0
2016	20.634332	24.372160	18.11%	0
2015	21.978136	20.634332	-6.11%	0
2014	19.805247	21.978136	10.97%	0
2013	15.309114	19.805247	29.37%	0
2012	13.615559	15.309114	12.44%	0
2011	13.790494	13.615559	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.787442	17.87%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	45.654574	50.738437	11.14%	0
2019	36.981432	45.654574	23.45%	0
2018	42.480042	36.981432	-12.94%	0
2017	37.342141	42.480042	13.76%	0
2016	31.594927	37.342141	18.19%	0
2015	32.993849	31.594927	-4.24%	0
2014	30.690390	32.993849	7.51%	0
2013	23.477812	30.690390	30.72%	0
2012	20.342486	23.477812	15.41%	0
2011	21.244633	20.342486	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.657393	21.034782	-2.87%	0
2019	17.798795	21.657393	21.68%	0
2018	20.862204	17.798795	-14.68%	0
2017	18.651519	20.862204	11.85%	0
2016	16.142678	18.651519	15.54%	0
2015	16.918435	16.142678	-4.59%	0
2014	14.715228	16.918435	14.97%	0
2013	11.038815	14.715228	33.30%	0
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.704453	46.531374	38.06%	0
2019	25.340122	33.704453	33.01%	0
2018	28.103221	25.340122	-9.83%	0
2017	22.946693	28.103221	22.47%	0
2016	21.612703	22.946693	6.17%	0
2015	21.881801	21.612703	-1.23%	0
2014	21.720263	21.881801	0.74%	0
2013	15.357297	21.720263	41.43%	0
2012	13.821797	15.357297	11.11%	0
2011	14.189699	13.821797	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.943255	39.125012	3.11%	0
2019	32.537463	37.943255	16.61%	0
2018	39.963615	32.537463	-18.58%	0
2017	37.399716	39.963615	6.86%	0
2016	30.302270	37.399716	23.42%	0
2015	32.912037	30.302270	-7.93%	0
2014	31.375631	32.912037	4.90%	0
2013	22.806201	31.375631	37.57%	0
2012	19.295405	22.806201	18.19%	0
2011	20.771140	19.295405	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.490193	47.473178	20.22%	0
2019	32.064090	39.490193	23.16%	0
2018	37.444103	32.064090	-14.37%	0
2017	33.665525	37.444103	11.22%	0
2016	27.960178	33.665525	20.41%	0
2015	29.007985	27.960178	-3.61%	0
2014	29.361478	29.007985	-1.20%	0
2013	21.262124	29.361478	38.09%	0
2012	18.781832	21.262124	13.21%	0
2011	20.293371	18.781832	-7.45%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.904483	22.176830	11.42%	0
2019	15.816642	19.904483	25.85%	0
2018	16.948707	15.816642	-6.68%	0
2017	13.826270	16.948707	22.58%	0
2016	12.393340	13.826270	11.56%	0
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.710797	23.062342	11.35%	0
2019	16.723719	20.710797	23.84%	0
2018	18.085861	16.723719	-7.53%	0
2017	15.551262	18.085861	16.30%	0
2016	14.374388	15.551262	8.19%	0
2015	14.691900	14.374388	-2.16%	0
2014	13.531460	14.691900	8.58%	0
2013	9.940186	13.531460	36.13%	0
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.905329	15.663069	-7.35%	0
2019	13.190515	16.905329	28.16%	0
2018	13.994583	13.190515	-5.75%	0
2017	13.418766	13.994583	4.29%	0
2016	12.742525	13.418766	5.31%	0
2015	13.747681	12.742525	-7.31%	0
2014	10.880056	13.747681	26.36%	0
2013	10.782698	10.880056	0.90%	0
2012	9.495610	10.782698	13.55%	0
2011	9.105436	9.495610	4.29%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.126503	23.304270	15.79%	0
2019	15.656523	20.126503	28.55%	0
2018	16.753453	15.656523	-6.55%	0
2017	14.065600	16.753453	19.11%	0
2016	12.850917	14.065600	9.45%	0
2015	12.957639	12.850917	-0.82%	0
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.197312	10.302587	1.03%	0
2019	9.971381	10.197312	2.27%	0
2018	10.067388	9.971381	-0.95%	0
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.138968	20.092121	17.23%	0
2019	13.959834	17.138968	22.77%	0
2018	16.028103	13.959834	-12.90%	0
2017	14.286741	16.028103	12.19%	0
2016	12.029765	14.286741	18.76%	0
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.075092	34.810492	57.69%	0
2019	16.419601	22.075092	34.44%	0
2018	17.981106	16.419601	-8.68%	0
2017	14.350697	17.981106	25.30%	0
2016	13.771644	14.350697	4.20%	0
2015	14.065582	13.771644	-2.09%	0
2014	13.802708	14.065582	1.90%	0
2013	10.135533	13.802708	36.18%	0
2012	8.998670	10.135533	12.63%	0
2011	9.585284	8.998670	-6.12%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	43.035101	59.072594	37.27%	0
2019	33.062484	43.035101	30.16%	0
2018	36.016933	33.062484	-8.20%	0
2017	29.428104	36.016933	22.39%	0
2016	28.754174	29.428104	2.34%	0
2015	28.978087	28.754174	-0.77%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.931818	10.095419	1.65%	0
2019	9.749285	9.931818	1.87%	0
2018	9.823603	9.749285	-0.76%	0
2017	9.909771	9.823603	-0.87%	0
2016	9.964312	9.909771	-0.55%	0
2015	10.123198	9.964312	-1.57%	0
2014	10.241052	10.123198	-1.15%	0
2013	10.359573	10.241052	-1.14%	0
2012	10.080351	10.359573	2.77%	0
2011	10.229857	10.080351	-1.46%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	33.528105	39.385519	17.47%	0
2019	27.108253	33.528105	23.68%	0
2018	29.269864	27.108253	-7.39%	0
2017	25.153906	29.269864	16.36%	0
2016	23.302573	25.153906	7.94%	0
2015	23.828110	23.302573	-2.21%	0
2014	21.971464	23.828110	8.45%	0
2013	16.251507	21.971464	35.20%	0
2012	14.905135	16.251507	9.03%	0
2011	15.652245	14.905135	-4.77%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.742141	12.166796	3.62%	0
2019	10.467538	11.742141	12.18%	0
2018	11.384526	10.467538	-8.05%	0
2017	10.510380	11.384526	8.32%	0
2016	10.109175	10.510380	3.97%	0
2015	10.804568	10.109175	-6.44%	0
2014	10.708920	10.804568	0.89%	0
2013	10.142390	10.708920	5.59%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.542850	12.921060	3.02%	0
2019	10.944952	12.542850	14.60%	0
2018	12.254589	10.944952	-10.69%	0
2017	10.629561	12.254589	15.29%	0
2016	10.288350	10.629561	3.32%	0
2015	11.555381	10.288350	-10.96%	0
2014	11.658148	11.555381	-0.88%	0
2013	10.261092	11.658148	13.62%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.526022	12.987404	3.68%	0
2019	11.001753	12.526022	13.85%	0
2018	12.121917	11.001753	-9.24%	0
2017	10.858664	12.121917	11.63%	0
2016	10.441262	10.858664	4.00%	0
2015	11.387046	10.441262	-8.31%	0
2014	11.307362	11.387046	0.70%	0
2013	10.278741	11.307362	10.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.562316	12.258334	6.02%	0
2019	10.531478	11.562316	9.79%	0
2018	11.337668	10.531478	-7.11%	0
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.023541	11.543253	4.71%	0
2019	9.785996	11.023541	12.65%	0
2018	10.466306	9.785996	-6.50%	0
2017	9.703224	10.466306	7.86%	0
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.523499	12.528995	8.73%	0
2019	10.969902	11.523499	5.05%	0
2018	11.640547	10.969902	-5.76%	0
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.064538	11.185038	1.09%	0
2019	10.836420	11.064538	2.11%	0
2018	11.004411	10.836420	-1.53%	0
2017	11.061363	11.004411	-0.51%	0
2016	11.112815	11.061363	-0.46%	0
2015	11.287188	11.112815	-1.54%	0
2014	11.402909	11.287188	-1.01%	0
2013	11.633026	11.402909	-1.98%	0
2012	11.196933	11.633026	3.89%	0
2011	11.282116	11.196933	-0.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.190901	10.226874	0.35%	0
2019	10.100090	10.190901	0.90%	0
2018	10.136327	10.100090	-0.36%	0
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.226764	11.971307	6.63%	0
2019	10.556138	11.226764	6.35%	0
2018	10.813864	10.556138	-2.38%	0
2017	10.500133	10.813864	2.99%	0
2016	10.417511	10.500133	0.79%	0
2015	10.567590	10.417511	-1.42%	0
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.935906	24.443548	36.28%	0
2019	13.350152	17.935906	34.35%	0
2018	13.273406	13.350152	0.58%	0
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.014209	22.042356	10.13%	0
2019	16.276610	20.014209	22.96%	0
2018	20.483453	16.276610	-20.54%	0
2017	16.469492	20.483453	24.37%	0
2016	17.183618	16.469492	-4.16%	0
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.462918	34.63%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.935304	13.446338	3.95%	0
2019	10.096013	12.935304	28.12%	0
2018	11.230168	10.096013	-10.10%	0
2017*	10.000000	11.230168	12.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.481283	53.954274	27.01%	0
2019	33.614192	42.481283	26.38%	0
2018	33.925565	33.614192	-0.92%	0
2017	27.121882	33.925565	25.09%	0
2016	30.916649	27.121882	-12.27%	0
2015	27.978326	30.916649	10.50%	0
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.628571	6.571246	16.75%	0
2019	5.135834	5.628571	9.59%	0
2018	7.303833	5.135834	-29.68%	0
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.785733	6.770915	17.03%	0
2019	5.264005	5.785733	9.91%	0
2018	7.470975	5.264005	-29.54%	0
2017	7.735013	7.470975	-3.41%	0
2016	5.477963	7.735013	41.20%	0
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	0
2013	9.706281	10.540980	8.60%	0
2012*	10.000000	9.706281	-2.94%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.761589	10.409384	-3.27%	0
2019*	10.000000	10.761589	7.62%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.760458	53.887677	55.03%	0
2019	28.342412	34.760458	22.64%	0
2018	28.477419	28.342412	-0.47%	0
2017	23.028372	28.477419	23.66%	0
2016	21.752313	23.028372	5.87%	0
2015	22.796945	21.752313	-4.58%	0
2014	23.647102	22.796945	-3.60%	0
2013	16.020725	23.647102	47.60%	0
2012	15.116906	16.020725	5.98%	0
2011	16.126972	15.116906	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.945121	13.330015	2.97%	56,342
2019	11.439003	12.945121	13.17%	56,055
2018	12.573729	11.439003	-9.02%	57,293
2017	11.199418	12.573729	12.27%	68,214
2016	11.032759	11.199418	1.51%	70,000
2015	11.382979	11.032759	-3.08%	61,136
2014	11.123667	11.382979	2.33%	61,452
2013	10.119910	11.123667	9.92%	51,675
2012*	10.000000	10.119910	1.20%	43,647
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.330953	33.540289	0.63%	4,387
2019	27.458524	33.330953	21.39%	3,615
2018	29.700712	27.458524	-7.55%	4,142
2017	25.500966	29.700712	16.47%	4,142
2016	23.378948	25.500966	9.08%	4,142
2015	23.472602	23.378948	-0.40%	4,142
2014	21.870950	23.472602	7.32%	4,142
2013	16.547447	21.870950	32.17%	4,142
2012	14.372911	16.547447	15.13%	3,615
2011	13.798212	14.372911	4.17%	3,615
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.753902	8.786376	0.37%	0
2019	7.632834	8.753902	14.69%	0
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.227717	41.721722	1.20%	8,116
2019	35.014654	41.227717	17.74%	10,399
2018	42.099662	35.014654	-16.83%	12,308
2017	37.987649	42.099662	10.82%	9,416
2016	30.997012	37.987649	22.55%	9,691
2015	33.471122	30.997012	-7.39%	9,646
2014	31.285815	33.471122	6.98%	10,881
2013	23.147413	31.285815	35.16%	11,845
2012	19.897727	23.147413	16.33%	8,271
2011	22.173624	19.897727	-10.26%	6,095
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.394560	14.410250	7.58%	73,323
2019	12.525031	13.394560	6.94%	60,693
2018	13.125869	12.525031	-4.58%	66,362
2017	12.892415	13.125869	1.81%	70,171
2016	12.576307	12.892415	2.51%	115,976
2015	13.130947	12.576307	-4.22%	95,442
2014	12.944497	13.130947	1.44%	86,605
2013	14.403095	12.944497	-10.13%	84,536
2012	13.658916	14.403095	5.45%	74,892
2011	12.446690	13.658916	9.74%	56,321

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.674812	34.665585	9.44%	0
2019	26.065304	31.674812	21.52%	0
2018	28.603453	26.065304	-8.87%	0
2017	24.211787	28.603453	18.14%	0
2016	21.779523	24.211787	11.17%	0
2015	23.581645	21.779523	-7.64%	0
2014	21.377678	23.581645	10.31%	0
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.162743	30.941465	-0.71%	36,490
2019	24.601211	31.162743	26.67%	41,899
2018	28.786147	24.601211	-14.54%	42,347
2017	26.296668	28.786147	9.47%	55,831
2016	21.820239	26.296668	20.52%	52,282
2015	22.576840	21.820239	-3.35%	43,066
2014	19.778824	22.576840	14.15%	42,948
2013	15.505152	19.778824	27.56%	23,917
2012	13.585449	15.505152	14.13%	15,754
2011	13.951568	13.585449	-2.62%	10,816
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.419910	33.090859	-0.98%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.105143	15.705799	3.98%	68,730
2019	13.037204	15.105143	15.86%	78,667
2018	13.960993	13.037204	-6.62%	77,862
2017	12.382901	13.960993	12.74%	101,303
2016	11.754225	12.382901	5.35%	108,324
2015	12.099329	11.754225	-2.85%	104,311
2014	11.972859	12.099329	1.06%	126,379
2013	10.111402	11.972859	18.41%	91,034
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.514660	12.100306	5.09%	5,269
2019	10.208490	11.514660	12.79%	10,026
2018	10.705882	10.208490	-4.65%	13,208
2017	10.180914	10.705882	5.16%	24,019
2016	9.189070	10.180914	10.79%	4,418
2015*	10.000000	9.189070	-8.11%	6,499
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.402054	11.087478	6.59%	26,181
2019	9.704994	10.402054	7.18%	24,204
2018	9.955696	9.704994	-2.52%	30,203
2017	9.822747	9.955696	1.35%	24,286
2016	9.762234	9.822747	0.62%	24,485
2015*	10.000000	9.762234	-2.38%	5,326

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.442214	14.688588	1.71%	24,758
2019	11.538357	14.442214	25.17%	27,819
2018	12.692383	11.538357	-9.09%	45,204
2017	11.094759	12.692383	14.40%	50,816
2016	9.734290	11.094759	13.98%	41,730
2015*	10.000000	9.734290	-2.66%	5,207
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.307073	20.515202	18.54%	139,040
2019	14.966850	17.307073	15.64%	155,507
2018	16.492723	14.966850	-9.25%	190,328
2017	14.769500	16.492723	11.67%	233,720
2016	14.488185	14.769500	1.94%	364,727
2015	14.902965	14.488185	-2.78%	278,368
2014	14.888462	14.902965	0.10%	249,373
2013	13.251063	14.888462	12.36%	234,926
2012	12.271448	13.251063	7.98%	157,526
2011	12.967969	12.271448	-5.37%	79,866
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.938773	13.702715	5.90%	16,986
2019	10.993218	12.938773	17.70%	36,307
2018	13.278811	10.993218	-17.21%	34,103
2017	11.753669	13.278811	12.98%	34,510
2016	10.389150	11.753669	13.13%	32,817
2015	10.852666	10.389150	-4.27%	30,006
2014*	10.000000	10.852666	8.53%	18,722
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	46.331093	50.336893	8.65%	5,154
2019	38.605026	46.331093	20.01%	7,076
2018	43.193696	38.605026	-10.62%	8,972
2017	39.129750	43.193696	10.39%	9,246
2016	31.691551	39.129750	23.47%	9,235
2015	33.042230	31.691551	-4.09%	9,321
2014	32.008588	33.042230	3.23%	8,722
2013	23.163840	32.008588	38.18%	12,592
2012	20.381049	23.163840	13.65%	18,701
2011	20.637735	20.381049	-1.24%	11,551
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.083723	42.866790	15.59%	12,881
2019	28.861613	37.083723	28.49%	12,100
2018	30.893439	28.861613	-6.58%	14,939
2017	25.952768	30.893439	19.04%	16,635
2016	23.713994	25.952768	9.44%	19,253
2015	23.940772	23.713994	-0.95%	29,454
2014	21.554977	23.940772	11.07%	28,185
2013	16.665914	21.554977	29.34%	33,308
2012	14.697711	16.665914	13.39%	46,684
2011	14.727905	14.697711	-0.21%	40,752

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.103164	40.107754	21.16%	14,119
2019	24.826478	33.103164	33.34%	19,943
2018	27.217386	24.826478	-8.78%	23,181
2017	21.820989	27.217386	24.73%	29,168
2016	20.643949	21.820989	5.70%	30,987
2015	21.608776	20.643949	-4.46%	29,631
2014	20.407592	21.608776	5.89%	34,562
2013	17.199580	20.407592	18.65%	34,603
2012	15.903347	17.199580	8.15%	35,470
2011	14.892684	15.903347	6.79%	12,959
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.398615	28.650090	17.43%	0
2019	20.450731	24.398615	19.30%	0
2018	25.805137	20.450731	-20.75%	0
2017	21.127681	25.805137	22.14%	0
2016	18.421089	21.127681	14.69%	0
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.972749	11.454814	4.39%	29,233
2019	9.589434	10.972749	14.43%	29,233
2018	10.172992	9.589434	-5.74%	29,233
2017*	10.000000	10.172992	1.73%	29,233
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.786996	16.125981	-3.94%	30,354
2019	13.384541	16.786996	25.42%	41,910
2018	16.412267	13.384541	-18.45%	36,752
2017	14.953937	16.412267	9.75%	44,366
2016	11.616227	14.953937	28.73%	43,992
2015	12.646434	11.616227	-8.15%	18,585
2014	12.193183	12.646434	3.72%	11,039
2013*	10.000000	12.193183	21.93%	3,365
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.806632	10.824269	0.16%	53,196
2019	10.277222	10.806632	5.15%	64,974
2018	10.475644	10.277222	-1.89%	72,594
2017	10.312140	10.475644	1.59%	86,939
2016	9.638400	10.312140	6.99%	79,060
2015	9.913430	9.638400	-2.77%	42,642
2014	10.037700	9.913430	-1.24%	35,987

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.641997	10.524286	-1.11%	0
2019	9.037240	10.641997	17.76%	0
2018*	10.000000	9.037240	-9.63%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.128512	14.964734	5.92%	750
2019	13.179049	14.128512	7.20%	2,659
2018	13.527954	13.179049	-2.58%	2,725
2017	13.277414	13.527954	1.89%	2,854
2016	13.058897	13.277414	1.67%	2,631
2015	13.356958	13.058897	-2.23%	2,833
2014	13.140188	13.356958	1.65%	5,748
2013	13.281380	13.140188	-1.06%	6,144
2012	12.358032	13.281380	7.47%	6,081
2011	12.338353	12.358032	0.16%	6,565
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.424829	13.398277	28.52%	12,583
2019	8.217045	10.424829	26.87%	12,382
2018*	10.000000	8.217045	-17.83%	5,978
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.592476	19.390507	10.22%	11,821
2019	15.477273	17.592476	13.67%	12,416
2018	16.464236	15.477273	-5.99%	12,912
2017	14.863124	16.464236	10.77%	13,272
2016	14.382567	14.863124	3.34%	15,440
2015	14.724310	14.382567	-2.32%	18,620
2014	14.388304	14.724310	2.34%	17,355
2013	12.943876	14.388304	11.16%	5,860
2012	11.813333	12.943876	9.57%	2,072
2011	12.081026	11.813333	-2.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.219672	21.652237	12.66%	60,399
2019	16.326410	19.219672	17.72%	62,481
2018	17.703394	16.326410	-7.78%	67,644
2017	15.505630	17.703394	14.17%	63,893
2016	14.923107	15.505630	3.90%	87,740
2015	15.266742	14.923107	-2.25%	66,337
2014	14.863553	15.266742	2.71%	62,557
2013	13.089425	14.863553	13.55%	56,217
2012	11.789001	13.089425	11.03%	29,449
2011	12.155562	11.789001	-3.02%	25,242

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.201695	24.285301	14.54%	167
2019	17.395757	21.201695	21.88%	167
2018	19.268461	17.395757	-9.72%	1,616
2017	16.256438	19.268461	18.53%	1,305
2016	15.561701	16.256438	4.46%	1,211
2015	15.931340	15.561701	-2.32%	7,330
2014	15.488689	15.931340	2.86%	5,779
2013	12.991258	15.488689	19.22%	7,514
2012	11.486132	12.991258	13.10%	2,271
2011	12.036799	11.486132	-4.57%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.562808	16.265790	19.93%	101,116
2019	11.127871	13.562808	21.88%	60,093
2018	11.859697	11.127871	-6.17%	74,428
2017	10.400299	11.859697	14.03%	54,731
2016*	10.000000	10.400299	4.00%	26,853
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.283757	54.077057	27.89%	6,427
2019	32.800386	42.283757	28.91%	1,947
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.884266	8.491765	-34.09%	23,850
2019	11.946736	12.884266	7.85%	30,614
2018	16.172698	11.946736	-26.13%	27,329
2017	16.938404	16.172698	-4.52%	34,602
2016	12.919284	16.938404	31.11%	54,999
2015	16.601215	12.919284	-22.18%	58,864
2014	19.379865	16.601215	-14.34%	39,512
2013	15.896657	19.379865	21.91%	26,088
2012	15.456951	15.896657	2.84%	16,572
2011	16.603040	15.456951	-6.90%	10,348
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.015874	31.373974	4.52%	75,534
2019	24.047434	30.015874	24.82%	67,898
2018	26.776858	24.047434	-10.19%	78,045
2017	24.204327	26.776858	10.63%	105,979
2016	20.938655	24.204327	15.60%	101,220
2015	22.266230	20.938655	-5.96%	97,549
2014	20.901971	22.266230	6.53%	95,536
2013	16.651302	20.901971	25.53%	56,269
2012	14.486509	16.651302	14.94%	22,620
2011	14.655542	14.486509	-1.15%	13,177

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.595418	15.421120	5.66%	12,284
2019	11.461186	14.595418	27.35%	18,371
2018	12.854110	11.461186	-10.84%	18,154
2017	11.224444	12.854110	14.52%	12,971
2016*	10.000000	11.224444	12.24%	14,457
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	42.286565	59.610358	40.97%	41,163
2019	32.141113	42.286565	31.57%	42,605
2018	32.875773	32.141113	-2.23%	46,613
2017	24.831087	32.875773	32.40%	53,373
2016	25.146696	24.831087	-1.26%	54,381
2015	23.953774	25.146696	4.98%	88,036
2014	21.972957	23.953774	9.01%	47,847
2013	16.452529	21.972957	33.55%	29,038
2012	14.645431	16.452529	12.34%	15,422
2011	14.918169	14.645431	-1.83%	9,527
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.492144	15.535391	7.20%	73,596
2019	13.489205	14.492144	7.44%	60,994
2018	13.846828	13.489205	-2.58%	55,035
2017	13.558685	13.846828	2.13%	52,076
2016	13.214778	13.558685	2.60%	56,327
2015	13.572335	13.214778	-2.63%	65,524
2014	13.085958	13.572335	3.72%	49,007
2013	13.607204	13.085958	-3.83%	37,922
2012	13.121907	13.607204	3.70%	44,839
2011	12.483522	13.121907	5.11%	45,005
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.360074	52.502426	15.75%	26,196
2019	37.501507	45.360074	20.96%	36,107
2018	44.813124	37.501507	-16.32%	43,216
2017	37.857297	44.813124	18.37%	50,275
2016	34.442617	37.857297	9.91%	53,107
2015	35.654732	34.442617	-3.40%	56,528
2014	34.242892	35.654732	4.12%	47,313
2013	25.664469	34.242892	33.43%	41,710
2012	22.813717	25.664469	12.50%	23,848
2011	26.059334	22.813717	-12.45%	21,277

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.733010	30.277140	13.26%	9,604
2019	21.351204	26.733010	25.21%	10,498
2018	25.599475	21.351204	-16.60%	21,121
2017	20.053574	25.599475	27.66%	23,260
2016	21.555789	20.053574	-6.97%	13,453
2015	21.250433	21.555789	1.44%	19,192
2014	23.597922	21.250433	-9.95%	1,474
2013	18.461137	23.597922	27.82%	1,474
2012	15.617635	18.461137	18.21%	1,474
2011	19.239726	15.617635	-18.83%	1,474
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.477549	12.336105	-8.47%	876
2019	11.162793	13.477549	20.74%	4,789
2018	12.153093	11.162793	-8.15%	23,202
2017	11.925450	12.153093	1.91%	253
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	38.235877	40.558973	6.08%	0
2019	29.035755	38.235877	31.69%	0
2018	35.843171	29.035755	-18.99%	0
2017	30.648734	35.843171	16.95%	0
2016	28.560823	30.648734	7.31%	0
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.389034	15.789381	9.73%	45,127
2019	12.224970	14.389034	17.70%	50,929
2018	13.779965	12.224970	-11.28%	62,365
2017	12.530780	13.779965	9.97%	99,127
2016	11.273867	12.530780	11.15%	83,602
2015	12.241120	11.273867	-7.90%	92,771
2014	12.120317	12.241120	1.00%	110,462
2013	9.971982	12.120317	21.54%	69,878
2012	8.805115	9.971982	13.25%	31,606
2011	9.106611	8.805115	-3.31%	25,585

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.317473	17.123715	-1.12%	162,646
2019	15.194763	17.317473	13.97%	170,559
2018	16.170860	15.194763	-6.04%	189,743
2017	15.014079	16.170860	7.70%	200,768
2016	13.408196	15.014079	11.98%	218,799
2015	14.690328	13.408196	-8.73%	269,089
2014	14.299561	14.690328	2.73%	219,846
2013	12.779929	14.299561	11.89%	152,075
2012	11.552993	12.779929	10.62%	64,459
2011	11.490332	11.552993	0.55%	47,838
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	36.722210	41.820252	13.88%	133
2019	28.936545	36.722210	26.91%	504
2018	31.045565	28.936545	-6.79%	1,118
2017	26.221961	31.045565	18.40%	1,169
2016	23.009894	26.221961	13.96%	1,235
2015	24.318832	23.009894	-5.38%	1,324
2014	22.777682	24.318832	6.77%	1,387
2013	17.885091	22.777682	27.36%	1,448
2012	16.267776	17.885091	9.94%	1,039
2011	15.627815	16.267776	4.10%	1,183
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.988188	43.371879	3.30%	1,140
2019	33.841243	41.988188	24.07%	1,217
2018	39.559173	33.841243	-14.45%	3,384
2017	36.404455	39.559173	8.67%	3,802
2016	28.474052	36.404455	27.85%	3,900
2015	31.308873	28.474052	-9.05%	4,798
2014	31.701841	31.308873	-1.24%	4,344
2013	23.695704	31.701841	33.79%	7,450
2012	20.383005	23.695704	16.25%	9,246
2011	21.566888	20.383005	-5.49%	6,191
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.030813	13.844384	15.07%	480
2019	9.669784	12.030813	24.42%	499
2018	11.695442	9.669784	-17.32%	982
2017	8.481692	11.695442	37.89%	1,000
2016	7.354013	8.481692	15.33%	1,017
2015	9.314957	7.354013	-21.05%	1,035
2014*	10.000000	9.314957	-6.85%	467

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.389504	20.761214	-2.94%	2,366
2019	19.356404	21.389504	10.50%	2,767
2018	23.313415	19.356404	-16.97%	3,446
2017	20.343501	23.313415	14.60%	3,446
2016	19.328509	20.343501	5.25%	1,618
2015	21.049607	19.328509	-8.18%	3,268
2014	24.120649	21.049607	-12.73%	3,268
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.268238	8.620711	-6.99%	107,494
2019	9.251884	9.268238	0.18%	106,222
2018	9.243303	9.251884	0.09%	129,630
2017	9.234428	9.243303	0.10%	163,759
2016	9.134796	9.234428	1.09%	169,380
2015	9.720722	9.134796	-6.03%	193,362
2014	9.720720	9.720722	0.00%	204,018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.606209	12.888518	2.24%	6,920
2019	11.468346	12.606209	9.92%	8,138
2018	12.209111	11.468346	-6.07%	9,188
2017	10.991139	12.209111	11.08%	9,783
2016	10.726771	10.991139	2.46%	10,427
2015	11.598103	10.726771	-7.51%	7,875
2014	11.362390	11.598103	2.07%	5,071
2013	10.188395	11.362390	11.52%	2,092
2012*	10.000000	10.188395	1.88%	410
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.017247	10.497927	4.80%	0
2019	9.373897	10.017247	6.86%	1,120
2018*	10.000000	9.373897	-6.26%	1,120
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.708070	10.237654	5.46%	21,232
2019	9.414063	9.708070	3.12%	11,691
2018	10.100125	9.414063	-6.79%	13,683
2017	9.920214	10.100125	1.81%	12,579
2016	10.150643	9.920214	-2.27%	18,909
2015	10.149062	10.150643	0.02%	13,753
2014	9.874955	10.149062	2.78%	7,556
2013*	10.000000	9.874955	-1.25%	401

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.783124	31.769405	39.44%	706
2019	17.005985	22.783124	33.97%	187
2018	18.020594	17.005985	-5.63%	187
2017	14.445609	18.020594	24.75%	0
2016	14.418844	14.445609	0.19%	0
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	0
2012*	10.000000	9.612666	-3.87%	317
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.612719	46.13%	10,142
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.238197	52.816972	25.05%	20,677
2019	32.720398	42.238197	29.09%	27,580
2018	38.477207	32.720398	-14.96%	30,769
2017	28.741356	38.477207	33.87%	34,545
2016	29.312792	28.741356	-1.95%	33,202
2015	28.792754	29.312792	1.81%	41,518
2014	28.729856	28.792754	0.22%	32,763
2013	23.038040	28.729856	24.71%	721
2012	19.397365	23.038040	18.77%	721
2011	21.593622	19.397365	-10.17%	721
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.580529	10.700922	1.14%	17,882
2019	9.741261	10.580529	8.62%	19,286
2018	10.392570	9.741261	-6.27%	19,519
2017	9.980083	10.392570	4.13%	26,472
2016	9.563364	9.980083	4.36%	27,634
2015	9.987547	9.563364	-4.25%	32,811
2014	9.923377	9.987547	0.65%	29,269
2013	10.142487	9.923377	-2.16%	17,129
2012*	10.000000	10.142487	1.42%	3,128
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.552241	37.460097	11.65%	10,408
2019	25.935771	33.552241	29.37%	12,433
2018	28.741244	25.935771	-9.76%	14,222
2017	25.092208	28.741244	14.54%	16,773
2016	22.957060	25.092208	9.30%	20,709
2015	22.673431	22.957060	1.25%	17,804
2014	20.913854	22.673431	8.41%	12,398
2013	16.203001	20.913854	29.07%	12,566
2012	14.150389	16.203001	14.51%	3,696
2011	14.454684	14.150389	-2.11%	3,625

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.055339	17.175832	6.98%	7,031
2019	13.075781	16.055339	22.79%	5,601
2018	15.064278	13.075781	-13.20%	5,974
2017	13.379123	15.064278	12.60%	6,595
2016	12.039022	13.379123	11.13%	9,583
2015	12.807989	12.039022	-6.00%	9,556
2014	12.520708	12.807989	2.29%	12,989
2013	9.925045	12.520708	26.15%	5,468
2012*	10.000000	9.925045	-0.75%	5,029
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.576087	52.369223	17.48%	22,228
2019	35.988124	44.576087	23.86%	20,977
2018	40.969357	35.988124	-12.16%	20,948
2017	36.623622	40.969357	11.87%	21,528
2016	31.692282	36.623622	15.56%	18,391
2015	34.367562	31.692282	-7.78%	23,018
2014	31.344434	34.367562	9.64%	15,148
2013	22.697960	31.344434	38.09%	9,161
2012	19.643856	22.697960	15.55%	7,619
2011	20.491527	19.643856	-4.14%	5,461
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.733797	12.758573	18.86%	17,815
2019	8.542677	10.733797	25.65%	21,861
2018	10.814716	8.542677	-21.01%	27,904
2017	8.709183	10.814716	24.18%	18,465
2016	9.115919	8.709183	-4.46%	19,205
2015	9.003381	9.115919	1.25%	12,930
2014*	10.000000	9.003381	-9.97%	4,425
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.081211	19.101613	11.83%	148,156
2019	14.283587	17.081211	19.59%	162,297
2018	15.383644	14.283587	-7.15%	190,907
2017	13.244589	15.383644	16.15%	214,010
2016	13.842199	13.244589	-4.32%	290,467
2015	15.379658	13.842199	-10.00%	414,539
2014	16.532075	15.379658	-6.97%	412,748
2013	13.453793	16.532075	22.88%	357,267
2012	11.496395	13.453793	17.03%	92,444
2011	12.615839	11.496395	-8.87%	60,838

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.480882	14.036190	4.12%	101,507
2019	12.346098	13.480882	9.19%	123,987
2018	12.845318	12.346098	-3.89%	135,391
2017	12.261216	12.845318	4.76%	162,451
2016	10.745898	12.261216	14.10%	169,276
2015	11.704252	10.745898	-8.19%	162,692
2014	11.696013	11.704252	0.07%	140,869
2013	10.778669	11.696013	8.51%	134,249
2012*	10.000000	10.778669	7.79%	18,389
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.662271	31.696663	46.32%	51,149
2019	15.991822	21.662271	35.46%	50,807
2018	16.296147	15.991822	-1.87%	59,177
2017	13.076772	16.296147	24.62%	57,752
2016	12.548403	13.076772	4.21%	71,283
2015	13.562370	12.548403	-7.48%	76,669
2014	12.803416	13.562370	5.93%	67,563
2013	10.034030	12.803416	27.60%	52,300
2012*	10.000000	10.034030	0.34%	7,594
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	31.510900	35.285002	11.98%	0
2019	26.243178	31.510900	20.07%	1,277
2018	26.612117	26.243178	-1.39%	1,277
2017	22.938506	26.612117	16.02%	1,277
2016	22.389760	22.938506	2.45%	1,277
2015	22.706961	22.389760	-1.40%	1,277
2014	21.363178	22.706961	6.29%	1,277
2013	18.158731	21.363178	17.65%	1,277
2012	16.310797	18.158731	11.33%	1,277
2011	16.387081	16.310797	-0.47%	1,277
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.336057	11.190551	8.27%	29,293
2019	9.631895	10.336057	7.31%	25,557
2018	9.937263	9.631895	-3.07%	27,292
2017	9.790637	9.937263	1.50%	19,465
2016	9.752917	9.790637	0.39%	23,277
2015*	10.000000	9.752917	-2.47%	12,467

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.845491	73.517302	36.53%	8,124
2019	40.066847	53.845491	34.39%	9,833
2018	40.115966	40.066847	-0.12%	7,230
2017	31.423185	40.115966	27.66%	9,481
2016	31.387885	31.423185	0.11%	11,470
2015	28.554535	31.387885	9.92%	17,902
2014	26.807892	28.554535	6.52%	18,288
2013	20.857130	26.807892	28.53%	16,164
2012	17.148792	20.857130	21.62%	15,269
2011	18.765144	17.148792	-8.61%	15,235
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.650916	48.329384	48.02%	40,669
2019	22.959068	32.650916	42.21%	40,612
2018	23.171680	22.959068	-0.92%	48,857
2017	16.282025	23.171680	42.31%	54,411
2016	14.562470	16.282025	11.81%	59,665
2015	14.171067	14.562470	2.76%	57,456
2014	13.197181	14.171067	7.38%	48,498
2013	9.926040	13.197181	32.96%	26,210
2012*	10.000000	9.926040	-0.74%	6,807
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.076609	35.406798	13.93%	2,623
2019	24.975939	31.076609	24.43%	3,875
2018	29.973501	24.975939	-16.67%	4,376
2017	23.333363	29.973501	28.46%	5,796
2016	25.468241	23.333363	-8.38%	8,106
2015	28.439244	25.468241	-10.45%	10,647
2014	32.947947	28.439244	-13.68%	10,989
2013	29.358871	32.947947	12.22%	13,201
2012	26.416467	29.358871	11.14%	8,297
2011	39.756955	26.416467	-33.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.961986	9.657878	-3.05%	33,670
2019	8.586768	9.961986	16.02%	39,392
2018	10.737720	8.586768	-20.03%	56,204
2017	8.553702	10.737720	25.53%	63,435
2016	7.211469	8.553702	18.61%	53,582
2015	9.186139	7.211469	-21.50%	50,854
2014	9.809448	9.186139	-6.35%	18,534
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.490337	11.066610	5.49%	17,982
2019	9.853909	10.490337	6.46%	16,098
2018	10.139627	9.853909	-2.82%	14,539
2017	9.940871	10.139627	2.00%	14,312
2016*	10.000000	9.940871	-0.59%	14,158

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.899032	31.308164	42.97%	32,440
2019	15.785058	21.899032	38.73%	19,117
2018	16.357001	15.785058	-3.50%	18,192
2017	13.184204	16.357001	24.07%	20,924
2016	12.339473	13.184204	6.85%	25,941
2015	12.841227	12.339473	-3.91%	31,819
2014	14.136092	12.841227	-9.16%	28,226
2013	10.193457	14.136092	38.68%	18,566
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.577449	38.089345	1.36%	52,555
2019	29.547817	37.577449	27.18%	58,534
2018	33.569344	29.547817	-11.98%	51,192
2017	29.129303	33.569344	15.24%	61,439
2016	26.070291	29.129303	11.73%	78,244
2015	26.798471	26.070291	-2.72%	64,276
2014	24.763227	26.798471	8.22%	48,440
2013	18.597094	24.763227	33.16%	41,330
2012	16.343084	18.597094	13.79%	22,494
2011	16.720022	16.343084	-2.25%	16,409
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.821181	12.273586	13.42%	0
2019*	10.000000	10.821181	8.21%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.238859	25.070997	18.04%	66,842
2019	17.212559	21.238859	23.39%	75,755
2018	19.418232	17.212559	-11.36%	94,035
2017	15.591488	19.418232	24.54%	110,654
2016	15.289156	15.591488	1.98%	101,383
2015	14.643868	15.289156	4.41%	92,325
2014	14.745268	14.643868	-0.69%	61,975
2013	11.764382	14.745268	25.34%	45,213
2012	10.334130	11.764382	13.84%	8,266
2011	10.713597	10.334130	-3.54%	10,029
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.172217	20.606560	20.00%	993
2019	12.527824	17.172217	37.07%	10,069
2018	12.685729	12.527824	-1.24%	8,063
2017	10.083851	12.685729	25.80%	2,468
2016	9.701430	10.083851	3.94%	7,227
2015*	10.000000	9.701430	-2.99%	6,434
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.277498	32.77%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.588941	35.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.962531	14.746168	5.61%	0
2019	12.854502	13.962531	8.62%	1,050
2018	13.211741	12.854502	-2.70%	0
2017	12.704353	13.211741	3.99%	0
2016	12.220458	12.704353	3.96%	0
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	3,778
2013	12.168491	11.880123	-2.37%	4,090
2012	11.348781	12.168491	7.22%	4,427
2011	10.963809	11.348781	3.51%	4,619
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.916324	25.821672	3.63%	0
2019	22.223958	24.916324	12.11%	0
2018	24.348948	22.223958	-8.73%	0
2017	22.625269	24.348948	7.62%	0
2016	20.834390	22.625269	8.60%	0
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.617665	11.244704	-3.21%	1,399
2019	9.252237	11.617665	25.57%	4,942
2018	10.229866	9.252237	-9.56%	12,087
2017	9.255767	10.229866	10.52%	33,405
2016	8.197927	9.255767	12.90%	27,842
2015*	10.000000	8.197927	-18.02%	3,532
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.958969	23.491407	12.08%	1,621
2019	17.212001	20.958969	21.77%	1,968
2018	18.885589	17.212001	-8.86%	1,976
2017	16.363969	18.885589	15.41%	1,971
2016	15.011228	16.363969	9.01%	2,204
2015	16.466602	15.011228	-8.84%	5,810
2014	17.121874	16.466602	-3.83%	7,698
2013	13.216730	17.121874	29.55%	4,312
2012	10.976031	13.216730	20.41%	5,805
2011	11.279557	10.976031	-2.69%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.885337	19.076098	48.05%	16,408
2019	9.877822	12.885337	30.45%	8,380
2018	12.072433	9.877822	-18.18%	9,478
2017	9.792425	12.072433	23.28%	11,101
2016	10.224146	9.792425	-4.22%	11,619
2015	10.480173	10.224146	-2.44%	13,000
2014	10.818565	10.480173	-3.13%	15,027
2013	9.098988	10.818565	18.90%	7,996
2012	8.021231	9.098988	13.44%	4,391
2011	9.037755	8.021231	-11.25%	2,752
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.767008	20.640261	9.98%	514,044
2019	15.822616	18.767008	18.61%	563,850
2018	16.958699	15.822616	-6.70%	650,270
2017	14.913334	16.958699	13.72%	806,409
2016	13.932083	14.913334	7.04%	767,819
2015	14.049200	13.932083	-0.83%	807,707
2014	13.626690	14.049200	3.10%	531,984
2013	11.255546	13.626690	21.07%	285,083
2012	9.905519	11.255546	13.63%	112,390
2011	9.993847	9.905519	-0.88%	70,563
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.733282	12.582815	7.24%	74,661
2019	10.963463	11.733282	7.02%	39,258
2018	11.286691	10.963463	-2.86%	47,667
2017	11.135357	11.286691	1.36%	54,588
2016	11.046140	11.135357	0.81%	56,436
2015	11.274673	11.046140	-2.03%	24,502
2014	10.936849	11.274673	3.09%	22,991
2013	11.431553	10.936849	-4.33%	22,228
2012	11.090766	11.431553	3.07%	16,951
2011	10.682066	11.090766	3.83%	12,494
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.158395	29.548258	27.59%	111,441
2019	17.497414	23.158395	32.35%	119,759
2018	19.673801	17.497414	-11.06%	145,063
2017	15.296414	19.673801	28.62%	147,487
2016	15.546905	15.296414	-1.61%	167,791
2015	14.859628	15.546905	4.63%	178,526
2014	14.859259	14.859628	0.00%	149,040
2013	11.762560	14.859259	26.33%	99,417
2012	9.811580	11.762560	19.88%	28,342
2011	11.016702	9.811580	-10.94%	17,353

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.913830	37.064695	48.77%	194,612
2019	19.472884	24.913830	27.94%	232,463
2018	19.962916	19.472884	-2.45%	249,864
2017	15.906207	19.962916	25.50%	244,682
2016	14.850890	15.906207	7.11%	254,072
2015	14.209820	14.850890	4.51%	260,928
2014	13.390128	14.209820	6.12%	238,000
2013	10.520324	13.390128	27.28%	187,563
2012	9.125578	10.520324	15.28%	30,426
2011	9.749596	9.125578	-6.40%	25,162
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.929193	22.129910	11.04%	157,310
2019	16.149392	19.929193	23.41%	214,678
2018	16.814519	16.149392	-3.96%	235,324
2017	14.042646	16.814519	19.74%	230,002
2016	12.872147	14.042646	9.09%	246,997
2015	12.967199	12.872147	-0.73%	261,878
2014	11.979667	12.967199	8.24%	229,161
2013	9.174469	11.979667	30.58%	135,682
2012	7.981188	9.174469	14.95%	88,610
2011	8.313029	7.981188	-3.99%	63,953
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.106016	16.458231	2.19%	20,184
2019	15.023749	16.106016	7.20%	33,588
2018	15.668083	15.023749	-4.11%	36,117
2017	15.004468	15.668083	4.42%	40,959
2016	14.062748	15.004468	6.70%	41,864
2015	14.746764	14.062748	-4.64%	47,622
2014	14.455656	14.746764	2.01%	48,049
2013	14.888032	14.455656	-2.90%	23,380
2012	13.506993	14.888032	10.22%	20,397
2011	13.031001	13.506993	3.65%	13,406
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.760327	36.485462	8.07%	19,403
2019	26.645864	33.760327	26.70%	18,616
2018	27.212555	26.645864	-2.08%	17,369
2017	23.044474	27.212555	18.09%	19,302
2016	21.110203	23.044474	9.16%	16,923
2015	21.355817	21.110203	-1.15%	6,341
2014	19.449084	21.355817	9.80%	4,042
2013	15.142923	19.449084	28.44%	4,051
2012	13.545453	15.142923	11.79%	1,673
2011	13.741266	13.545453	-1.42%	1,800

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.405820	33.902617	1.49%	16,456
2019	26.784636	33.405820	24.72%	33,608
2018	29.477479	26.784636	-9.14%	31,409
2017	25.504808	29.477479	15.58%	32,332
2016	22.089138	25.504808	15.46%	35,144
2015	24.061860	22.089138	-8.20%	36,145
2014	22.494948	24.061860	6.97%	30,700
2013	16.930563	22.494948	32.87%	26,138
2012	14.590393	16.930563	16.04%	13,187
2011	15.245979	14.590393	-4.30%	9,929
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.044939	12.423932	12.49%	1,606
2019	9.784987	11.044939	12.88%	1,627
2018	10.887679	9.784987	-10.13%	1,647
2017	9.361049	10.887679	16.31%	1,535
2016	9.256799	9.361049	1.13%	1,359
2015*	10.000000	9.256799	-7.43%	1,072
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.997855	17.682992	10.53%	6,886
2019	13.142161	15.997855	21.73%	7,226
2018	14.995855	13.142161	-12.36%	7,776
2017	12.746293	14.995855	17.65%	14,670
2016	11.977516	12.746293	6.42%	88,926
2015	12.414823	11.977516	-3.52%	97,329
2014	12.098340	12.414823	2.62%	92,776
2013	9.515335	12.098340	27.15%	19,486
2012	8.342554	9.515335	14.06%	14,907
2011	9.073972	8.342554	-8.06%	14,907
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.356659	15.462973	7.71%	124,830
2019	12.583824	14.356659	14.09%	140,982
2018	13.667802	12.583824	-7.93%	154,195
2017	12.420720	13.667802	10.04%	169,616
2016	11.919670	12.420720	4.20%	182,891
2015	12.268131	11.919670	-2.84%	196,584
2014	11.978252	12.268131	2.42%	205,893
2013	10.638464	11.978252	12.59%	138,257
2012	9.754944	10.638464	9.06%	77,856
2011	10.068809	9.754944	-3.12%	91,573

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.461275	16.924006	9.46%	39,654
2019	13.094312	15.461275	18.08%	40,124
2018	14.520578	13.094312	-9.82%	43,140
2017	12.767894	14.520578	13.73%	52,035
2016	12.114297	12.767894	5.40%	56,255
2015	12.502492	12.114297	-3.10%	58,417
2014	12.160437	12.502492	2.81%	62,607
2013	10.213369	12.160437	19.06%	46,961
2012	9.152368	10.213369	11.59%	41,417
2011	9.652592	9.152368	-5.18%	3,816
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.573795	13.285016	5.66%	38,200
2019	11.569699	12.573795	8.68%	43,868
2018	12.098134	11.569699	-4.37%	44,551
2017	11.582781	12.098134	4.45%	57,248
2016	11.274425	11.582781	2.74%	62,551
2015	11.565966	11.274425	-2.52%	99,862
2014	11.397682	11.565966	1.48%	99,798
2013	11.060972	11.397682	3.04%	77,997
2012	10.478460	11.060972	5.56%	47,393
2011	10.521626	10.478460	-0.41%	15,758
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.144231	12.526887	3.15%	53,695
2019	10.862112	12.144231	11.80%	54,315
2018	11.896590	10.862112	-8.70%	63,370
2017	10.555420	11.896590	12.71%	80,323
2016	10.182550	10.555420	3.66%	81,608
2015	10.834446	10.182550	-6.02%	75,647
2014	10.789190	10.834446	0.42%	46,267
2013*	10.000000	10.789190	7.89%	38,279
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.633881	13.319538	5.43%	6,339
2019	11.147089	12.633881	13.34%	7,799
2018	12.216704	11.147089	-8.76%	11,686
2017	10.561046	12.216704	15.68%	45,442
2016	10.125079	10.561046	4.31%	59,854
2015	10.839288	10.125079	-6.59%	82,177
2014	10.927239	10.839288	-0.80%	112,833
2013*	10.000000	10.927239	9.27%	88,305

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.957610	16.258524	8.70%	149,246
2019	12.892479	14.957610	16.02%	165,366
2018	14.131604	12.892479	-8.77%	171,271
2017	12.626111	14.131604	11.92%	188,711
2016	12.045159	12.626111	4.82%	193,695
2015	12.398112	12.045159	-2.85%	183,190
2014	12.073604	12.398112	2.69%	121,816
2013	10.436655	12.073604	15.68%	133,308
2012	9.458397	10.436655	10.34%	112,445
2011	9.861439	9.458397	-4.09%	53,737
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.715446	17.324637	10.24%	54,544
2019	13.092817	15.715446	20.03%	54,479
2018	14.734467	13.092817	-11.14%	54,756
2017	12.707562	14.734467	15.95%	55,160
2016	12.026843	12.707562	5.66%	56,466
2015	12.434795	12.026843	-3.28%	70,340
2014	12.110286	12.434795	2.68%	67,601
2013	9.923178	12.110286	22.04%	51,248
2012	8.819139	9.923178	12.52%	12,270
2011	9.420558	8.819139	-6.38%	4,777
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.852834	14.835331	7.09%	55,690
2019	12.341675	13.852834	12.24%	58,946
2018	13.197817	12.341675	-6.49%	60,741
2017	12.230031	13.197817	7.91%	69,671
2016	11.748907	12.230031	4.10%	70,468
2015	12.093095	11.748907	-2.85%	66,339
2014	11.831755	12.093095	2.21%	61,360
2013	10.831315	11.831755	9.24%	133,270
2012	10.023566	10.831315	8.06%	122,389
2011	10.234577	10.023566	-2.06%	112,201
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.916565	15.406803	3.29%	6,060
2019	13.503815	14.916565	10.46%	5,634
2018	16.312102	13.503815	-17.22%	13,513
2017	13.535236	16.312102	20.52%	14,049
2016	13.630656	13.535236	-0.70%	6,204
2015	14.444317	13.630656	-5.63%	12,658
2014	16.013771	14.444317	-9.80%	11,033
2013	13.578670	16.013771	17.93%	4,381
2012	11.565412	13.578670	17.41%	3,590
2011	13.448274	11.565412	-14.00%	1,494
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.738116	17.38%	2,531

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.747025	13.365319	4.85%	15,165
2019	11.942017	12.747025	6.74%	14,936
2018	12.246366	11.942017	-2.49%	14,936
2017	11.969939	12.246366	2.31%	24,920
2016	11.607737	11.969939	3.12%	60,223
2015	11.925518	11.607737	-2.66%	19,721
2014	11.601293	11.925518	2.79%	10,181
2013	12.070883	11.601293	-3.89%	7,785
2012	11.436873	12.070883	5.54%	32,501
2011	10.962081	11.436873	4.33%	33,520
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.595917	14.558169	7.08%	10,358
2019	12.633130	13.595917	7.62%	10,342
2018	13.055746	12.633130	-3.24%	18,300
2017	12.811782	13.055746	1.90%	24,700
2016	12.624814	12.811782	1.48%	19,183
2015	12.923071	12.624814	-2.31%	34,011
2014	12.547427	12.923071	2.99%	29,326
2013	13.044692	12.547427	-3.81%	21,169
2012	12.401645	13.044692	5.19%	19,968
2011	11.908183	12.401645	4.14%	24,543
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.530057	10.727480	1.87%	531
2019	10.060491	10.530057	4.67%	587
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.391851	38.162354	10.96%	13,937
2019	28.551089	34.391851	20.46%	17,372
2018	35.312041	28.551089	-19.15%	20,670
2017	25.461436	35.312041	38.69%	19,842
2016	24.122786	25.461436	5.55%	15,561
2015	29.325680	24.122786	-17.74%	17,163
2014	31.678628	29.325680	-7.43%	19,702
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.480985	24.445370	4.11%	16,941
2019	20.839461	23.480985	12.68%	16,194
2018	21.879756	20.839461	-4.75%	22,828
2017	20.869521	21.879756	4.84%	39,578
2016	18.615655	20.869521	12.11%	75,021
2015	19.464422	18.615655	-4.36%	41,181
2014	19.328266	19.464422	0.70%	30,796
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.433191	12.952086	4.17%	23,713
2019	11.914033	12.433191	4.36%	23,205
2018	12.139454	11.914033	-1.86%	24,695
2017	12.108969	12.139454	0.25%	39,992
2016	12.239542	12.108969	-1.07%	44,419
2015	12.477473	12.239542	-1.91%	40,774
2014	12.150998	12.477473	2.69%	45,716
2013	12.896769	12.150998	-5.78%	39,242
2012	12.744186	12.896769	1.20%	56,725
2011	12.099304	12.744186	5.33%	16,516
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.871680	8.733202	-1.56%	435,593
2019	8.876176	8.871680	-0.05%	239,630
2018	8.915789	8.876176	-0.44%	325,432
2017	9.040660	8.915789	-1.38%	268,312
2016	9.205216	9.040660	-1.79%	298,118
2015	9.373944	9.205216	-1.80%	483,752
2014	9.545767	9.373944	-1.80%	260,966
2013	9.720735	9.545767	-1.80%	245,731
2012	9.899405	9.720735	-1.80%	217,586
2011	10.080348	9.899405	-1.80%	146,959
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.892559	10.461052	5.75%	21,273
2019	8.471607	9.892559	16.77%	38,779
2018	10.126828	8.471607	-16.34%	39,561
2017	8.114806	10.126828	24.79%	41,238
2016	8.211100	8.114806	-1.17%	38,427
2015	8.639911	8.211100	-4.96%	56,764
2014	8.862087	8.639911	-2.51%	44,677
2013	7.676311	8.862087	15.45%	23,557
2012	6.784317	7.676311	13.15%	23,920
2011	7.676060	6.784317	-11.62%	15,631
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.043466	11.617596	5.20%	33,073
2019	9.278618	11.043466	19.02%	39,930
2018	11.004233	9.278618	-15.68%	41,854
2017	9.003411	11.004233	22.22%	36,750
2016	9.120290	9.003411	-1.28%	39,763
2015	9.418303	9.120290	-3.16%	34,113
2014	10.223577	9.418303	-7.88%	18,452
2013	8.603248	10.223577	18.83%	5,881
2012	7.411512	8.603248	16.08%	6,343
2011	8.659907	7.411512	-14.42%	879

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.961142	34.300572	10.79%	22,322
2019	25.481350	30.961142	21.51%	23,150
2018	28.472311	25.481350	-10.50%	34,400
2017	24.480921	28.472311	16.30%	53,230
2016	22.772343	24.480921	7.50%	46,997
2015	23.423588	22.772343	-2.78%	50,814
2014	22.720264	23.423588	3.10%	47,685
2013	18.182340	22.720264	24.96%	28,220
2012	15.975717	18.182340	13.81%	20,792
2011	16.933712	15.975717	-5.66%	22,142
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.842616	19.169589	7.44%	141,767
2019	15.752948	17.842616	13.27%	138,857
2018	16.861001	15.752948	-6.57%	136,225
2017	15.449516	16.861001	9.14%	140,485
2016	14.799176	15.449516	4.39%	147,728
2015	15.096673	14.799176	-1.97%	163,860
2014	14.699388	15.096673	2.70%	162,229
2013	13.197182	14.699388	11.38%	120,080
2012	12.286428	13.197182	7.41%	102,748
2011	12.401429	12.286428	-0.93%	69,352
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.735849	23.824654	9.61%	25,514
2019	18.454344	21.735849	17.78%	25,361
2018	20.094807	18.454344	-8.16%	30,790
2017	17.822756	20.094807	12.75%	32,995
2016	16.844848	17.822756	5.81%	35,394
2015	17.245351	16.844848	-2.32%	36,965
2014	16.691502	17.245351	3.32%	40,962
2013	14.224401	16.691502	17.34%	32,243
2012	12.904880	14.224401	10.22%	12,776
2011	13.265048	12.904880	-2.72%	218
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.744791	15.451717	4.79%	163,971
2019	13.708248	14.744791	7.56%	201,578
2018	14.217303	13.708248	-3.58%	184,068
2017	13.698722	14.217303	3.79%	182,278
2016	13.378693	13.698722	2.39%	194,853
2015	13.587950	13.378693	-1.54%	178,879
2014	13.318874	13.587950	2.02%	167,239
2013	12.937881	13.318874	2.94%	136,644
2012	12.527245	12.937881	3.28%	110,641
2011	12.393105	12.527245	1.08%	83,053

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.141122	12.466281	2.68%	33,458
2019	10.941450	12.141122	10.96%	35,862
2018	11.807374	10.941450	-7.33%	36,054
2017	10.543781	11.807374	11.98%	35,802
2016	10.156788	10.543781	3.81%	37,526
2015	10.689448	10.156788	-4.98%	43,048
2014	10.624476	10.689448	0.61%	17,245
2013*	10.000000	10.624476	6.24%	4,074
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.713068	13.274242	4.41%	13,669
2019	11.233201	12.713068	13.17%	14,157
2018	12.177545	11.233201	-7.75%	14,532
2017	10.601725	12.177545	14.86%	14,992
2016	10.093899	10.601725	5.03%	15,822
2015	10.702217	10.093899	-5.68%	15,069
2014	10.712665	10.702217	-0.10%	8,562
2013*	10.000000	10.712665	7.13%	5,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.869302	24.780848	8.36%	220,130
2019	19.778720	22.869302	15.63%	222,105
2018	21.356379	19.778720	-7.39%	256,512
2017	19.257328	21.356379	10.90%	265,051
2016	18.302010	19.257328	5.22%	299,661
2015	18.700084	18.302010	-2.13%	327,763
2014	18.104816	18.700084	3.29%	309,766
2013	15.808117	18.104816	14.53%	275,923
2012	14.527801	15.808117	8.81%	180,668
2011	14.799515	14.527801	-1.84%	42,344
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.664344	30.515698	10.31%	64,830
2019	23.123863	27.664344	19.64%	64,946
2018	25.522175	23.123863	-9.40%	81,414
2017	22.273646	25.522175	14.58%	114,501
2016	20.907507	22.273646	6.53%	125,200
2015	21.447290	20.907507	-2.52%	127,952
2014	20.808912	21.447290	3.07%	112,181
2013	17.315454	20.808912	20.18%	123,566
2012	15.500648	17.315454	11.71%	47,754
2011	16.127159	15.500648	-3.88%	83,581

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.669960	19.901954	6.60%	96,428
2019	16.753283	18.669960	11.44%	82,477
2018	17.723504	16.753283	-5.47%	87,097
2017	16.525257	17.723504	7.25%	93,081
2016	15.919441	16.525257	3.81%	112,187
2015	16.216208	15.919441	-1.83%	104,410
2014	15.766218	16.216208	2.85%	97,749
2013	14.530234	15.766218	8.51%	71,438
2012	13.696059	14.530234	6.09%	40,191
2011	13.664709	13.696059	0.23%	47,578
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.438107	10.980528	5.20%	0
2019*	10.000000	10.438107	4.38%	1,403
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.737929	12.206524	13.68%	489
2019*	10.000000	10.737929	7.38%	489
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.966836	28.024947	27.58%	16,645
2019	17.178367	21.966836	27.87%	31,269
2018	18.101566	17.178367	-5.10%	62,023
2017	14.191906	18.101566	27.55%	77,245
2016	14.169339	14.191906	0.16%	99,647
2015	13.991194	14.169339	1.27%	99,631
2014	12.934965	13.991194	8.17%	75,897
2013	9.799546	12.934965	32.00%	53,936
2012	8.592706	9.799546	14.04%	27,182
2011	9.042175	8.592706	-4.97%	10,451
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.796492	13.457322	5.16%	30,133
2019	10.953211	12.796492	16.83%	8,985
2018	11.720081	10.953211	-6.54%	15,039
2017	10.152240	11.720081	15.44%	26,588
2016	9.523759	10.152240	6.60%	26,649
2015	9.921279	9.523759	-4.01%	24,944
2014*	10.000000	9.921279	-0.79%	9,597
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.724636	15.469059	5.06%	5,305
2019	12.292316	14.724636	19.79%	5,713
2018	12.849790	12.292316	-4.34%	8,036
2017	10.751822	12.849790	19.51%	13,078
2016	9.948971	10.751822	8.07%	13,714
2015	10.117028	9.948971	-1.66%	16,555
2014*	10.000000	10.117028	1.17%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.058111	43.133788	16.39%	30,107
2019	27.478699	37.058111	34.86%	52,863
2018	28.423199	27.478699	-3.32%	25,792
2017	22.777133	28.423199	24.79%	37,832
2016	22.447233	22.777133	1.47%	28,765
2015	21.807049	22.447233	2.94%	20,784
2014	20.455327	21.807049	6.61%	27,497
2013	15.284154	20.455327	33.83%	25,472
2012	13.143632	15.284154	16.29%	32,836
2011	13.726542	13.143632	-4.25%	32,281
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.589172	28.465716	-0.43%	9,989
2019	22.981168	28.589172	24.40%	16,472
2018	25.853278	22.981168	-11.11%	19,561
2017	24.277290	25.853278	6.49%	21,639
2016	20.564449	24.277290	18.05%	24,385
2015	21.914860	20.564449	-6.16%	21,102
2014	19.758272	21.914860	10.91%	16,332
2013	15.280576	19.758272	29.30%	22,703
2012	13.597116	15.280576	12.38%	19,338
2011	13.778810	13.597116	-1.32%	20,081
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.785621	17.86%	67,851
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	45.264051	50.278839	11.08%	27,886
2019	36.683762	45.264051	23.39%	32,609
2018	42.159701	36.683762	-12.99%	40,336
2017	37.079358	42.159701	13.70%	40,253
2016	31.388512	37.079358	18.13%	39,726
2015	32.794989	31.388512	-4.29%	38,907
2014	30.520937	32.794989	7.45%	20,708
2013	23.360061	30.520937	30.65%	12,184
2012	20.250791	23.360061	15.35%	16,221
2011	21.159631	20.250791	-4.30%	12,199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.529144	20.899577	-2.92%	17,215
2019	17.702399	21.529144	21.62%	17,328
2018	20.759846	17.702399	-14.73%	16,024
2017	18.569436	20.759846	11.80%	16,344
2016	16.079785	18.569436	15.48%	19,058
2015	16.861109	16.079785	-4.63%	25,815
2014	14.672824	16.861109	14.91%	18,933
2013	11.012612	14.672824	33.24%	16,156
2012	9.639322	11.012612	14.25%	4,225
2011	10.048939	9.639322	-4.08%	4,835

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.416182	46.109935	37.99%	6,222
2019	25.136176	33.416182	32.94%	6,733
2018	27.891316	25.136176	-9.88%	7,665
2017	22.785227	27.891316	22.41%	6,455
2016	21.471510	22.785227	6.12%	6,794
2015	21.749917	21.471510	-1.28%	15,984
2014	21.600360	21.749917	0.69%	14,670
2013	15.280298	21.600360	41.36%	10,956
2012	13.759512	15.280298	11.05%	10,862
2011	14.132927	13.759512	-2.64%	10,646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.618705	38.770615	3.06%	5,235
2019	32.275571	37.618705	16.55%	5,788
2018	39.662268	32.275571	-18.62%	7,045
2017	37.136550	39.662268	6.80%	7,150
2016	30.104323	37.136550	23.36%	6,253
2015	32.713688	30.104323	-7.98%	6,550
2014	31.202424	32.713688	4.84%	7,598
2013	22.691833	31.202424	37.51%	8,933
2012	19.208436	22.691833	18.13%	579
2011	20.688034	19.208436	-7.15%	931
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.152336	47.043084	20.15%	5,128
2019	31.805962	39.152336	23.10%	5,816
2018	37.161708	31.805962	-14.41%	5,853
2017	33.428583	37.161708	11.17%	6,143
2016	27.777485	33.428583	20.34%	6,009
2015	28.833128	27.777485	-3.66%	5,620
2014	29.199343	28.833128	-1.25%	6,073
2013	21.155476	29.199343	38.02%	3,555
2012	18.697175	21.155476	13.15%	3,696
2011	20.212173	18.697175	-7.50%	1,929
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.786584	22.034253	11.36%	9,205
2019	15.730962	19.786584	25.78%	9,756
2018	16.865530	15.730962	-6.73%	14,771
2017	13.765398	16.865530	22.52%	34,607
2016	12.345047	13.765398	11.51%	31,051
2015	12.723102	12.345047	-2.97%	45,574
2014	12.158791	12.723102	4.64%	48,206
2013	8.626280	12.158791	40.95%	48,074
2012	7.518932	8.626280	14.73%	44,382
2011	8.666687	7.518932	-13.24%	16,350

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.588120	22.914069	11.30%	1,722
2019	16.633123	20.588120	23.78%	1,757
2018	17.997105	16.633123	-7.58%	1,887
2017	15.482809	17.997105	16.24%	2,977
2016	14.318384	15.482809	8.13%	44,124
2015	14.642117	14.318384	-2.21%	43,765
2014	13.492474	14.642117	8.52%	4,666
2013	9.916587	13.492474	36.06%	2,218
2012	9.066692	9.916587	9.37%	451
2011	9.544246	9.066692	-5.00%	451
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.805169	15.562332	-7.40%	52,462
2019	13.119037	16.805169	28.10%	54,779
2018	13.925887	13.119037	-5.79%	61,503
2017	13.359676	13.925887	4.24%	68,834
2016	12.692848	13.359676	5.25%	89,061
2015	13.701058	12.692848	-7.36%	94,231
2014	10.848682	13.701058	26.29%	74,331
2013	10.757084	10.848682	0.85%	58,195
2012	9.477882	10.757084	13.50%	27,966
2011	9.093061	9.477882	4.23%	11,531
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.058297	23.213475	15.73%	237,099
2019	15.611411	20.058297	28.48%	242,075
2018	16.713738	15.611411	-6.60%	275,364
2017	14.039385	16.713738	19.05%	327,899
2016	12.833474	14.039385	9.40%	343,577
2015	12.946640	12.833474	-0.87%	330,903
2014	11.659226	12.946640	11.04%	185,180
2013*	10.000000	11.659226	16.59%	39,495
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.136915	10.236356	0.98%	29,494
2019	9.917375	10.136915	2.21%	23,071
2018	10.017986	9.917375	-1.00%	28,661
2017	10.042521	10.017986	-0.24%	25,308
2016	9.977485	10.042521	0.65%	29,066
2015	10.195152	9.977485	-2.14%	32,342
2014	10.331000	10.195152	-1.31%	73,533
2013	10.509297	10.331000	-1.70%	67,771
2012	10.338148	10.509297	1.66%	32,214
2011	10.392235	10.338148	-0.52%	8,885

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.080887	20.013853	17.17%	30,715
2019	13.919605	17.080887	22.71%	48,943
2018	15.990104	13.919605	-12.95%	53,096
2017	14.260108	15.990104	12.13%	43,324
2016	12.013426	14.260108	18.70%	44,146
2015	12.861546	12.013426	-6.59%	46,955
2014	12.527139	12.861546	2.67%	37,720
2013*	10.000000	12.527139	25.27%	13,322
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.944380	34.586789	57.61%	11,780
2019	16.330681	21.944380	34.38%	14,077
2018	17.892890	16.330681	-8.73%	30,431
2017	14.287537	17.892890	25.23%	50,166
2016	13.718002	14.287537	4.15%	42,982
2015	14.017936	13.718002	-2.14%	42,108
2014	13.762966	14.017936	1.85%	31,067
2013	10.111494	13.762966	36.11%	18,908
2012	8.981908	10.111494	12.58%	6,221
2011	9.572291	8.981908	-6.17%	5,905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	42.664265	58.533793	37.20%	0
2019	32.794269	42.664265	30.10%	2,369
2018	35.743056	32.794269	-8.25%	0
2017	29.219140	35.743056	22.33%	0
2016	28.564487	29.219140	2.29%	0
2015	28.801587	28.564487	-0.82%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.846932	10.004046	1.60%	20,459
2019	9.670872	9.846932	1.82%	25,803
2018	9.749573	9.670872	-0.81%	24,544
2017	9.840098	9.749573	-0.92%	28,881
2016	9.899264	9.840098	-0.60%	31,231
2015	10.062229	9.899264	-1.62%	30,738
2014	10.184536	10.062229	-1.20%	30,738
2013	10.307634	10.184536	-1.19%	31,206
2012	10.034926	10.307634	2.72%	4,213
2011	10.188937	10.034926	-1.51%	4,512

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	33.244749	39.032796	17.41%	497
2019	26.892822	33.244749	23.62%	497
2018	29.052132	26.892822	-7.43%	497
2017	24.979462	29.052132	16.30%	497
2016	23.152711	24.979462	7.89%	497
2015	23.686915	23.152711	-2.26%	915
2014	21.852392	23.686915	8.40%	915
2013	16.171660	21.852392	35.13%	915
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.699404	12.116344	3.56%	31,404
2019	10.434749	11.699404	12.12%	31,796
2018	11.354677	10.434749	-8.10%	32,293
2017	10.488150	11.354677	8.26%	32,828
2016	10.092917	10.488150	3.92%	34,054
2015	10.792691	10.092917	-6.48%	34,683
2014	10.702594	10.792691	0.84%	30,769
2013	10.141560	10.702594	5.53%	1,515
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.497191	12.867460	2.96%	8,253
2019	10.910658	12.497191	14.54%	8,679
2018	12.222457	10.910658	-10.73%	8,805
2017	10.607070	12.222457	15.23%	10,545
2016	10.271796	10.607070	3.26%	8,790
2015	11.542673	10.271796	-11.01%	8,790
2014	11.651257	11.542673	-0.93%	8,257
2013	10.260252	11.651257	13.56%	274
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.480429	12.933566	3.63%	22,809
2019	10.967302	12.480429	13.80%	22,720
2018	12.090156	10.967302	-9.29%	22,748
2017	10.835707	12.090156	11.58%	22,805
2016	10.424473	10.835707	3.94%	22,827
2015	11.374519	10.424473	-8.35%	23,073
2014	11.300676	11.374519	0.65%	23,090
2013	10.277897	11.300676	9.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.517301	12.204389	5.97%	76,378
2019	10.495812	11.517301	9.73%	82,225
2018	11.305064	10.495812	-7.16%	82,103
2017	10.153309	11.305064	11.34%	88,662
2016	9.157129	10.153309	10.88%	100,200
2015	10.268491	9.157129	-10.82%	132,543
2014	10.409361	10.268491	-1.35%	133,393
2013	10.588592	10.409361	-1.69%	148,079
2012*	10.000000	10.588592	5.89%	38,114

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.986182	11.498286	4.66%	17,203
2019	9.757791	10.986182	12.59%	11,520
2018	10.441497	9.757791	-6.55%	9,822
2017	9.685138	10.441497	7.81%	17,654
2016	8.711155	9.685138	11.18%	12,754
2015	9.085729	8.711155	-4.12%	20,881
2014	9.124117	9.085729	-0.42%	9,382
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.461093	12.454804	8.67%	13,245
2019	10.916043	11.461093	4.99%	16,527
2018	11.589335	10.916043	-5.81%	19,849
2017	10.657165	11.589335	8.75%	22,022
2016	10.545781	10.657165	1.06%	29,110
2015	11.569222	10.545781	-8.85%	21,670
2014	11.745940	11.569222	-1.50%	24,000
2013	12.801943	11.745940	-8.25%	22,744
2012	12.388995	12.801943	3.33%	9,448
2011	11.636134	12.388995	6.47%	10,131
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.004618	11.118804	1.04%	93,650
2019	10.783224	11.004618	2.05%	84,695
2018	10.955988	10.783224	-1.58%	89,636
2017	11.018280	10.955988	-0.57%	101,154
2016	11.075154	11.018280	-0.51%	141,209
2015	11.254659	11.075154	-1.59%	152,087
2014	11.375834	11.254659	-1.07%	192,612
2013	11.611314	11.375834	-2.03%	229,721
2012	11.181746	11.611314	3.84%	112,261
2011	11.272539	11.181746	-0.81%	20,704
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.171867	10.202569	0.30%	39,093
2019	10.086363	10.171867	0.85%	51,189
2018	10.127724	10.086363	-0.41%	4,550
2017	10.080478	10.127724	0.47%	3,666
2016*	10.000000	10.080478	0.80%	3,666
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.177377	11.912573	6.58%	167,293
2019	10.515040	11.177377	6.30%	168,010
2018	10.777277	10.515040	-2.43%	234,374
2017	10.469937	10.777277	2.94%	272,206
2016	10.392814	10.469937	0.74%	370,005
2015	10.547913	10.392814	-1.47%	383,066
2014	10.311521	10.547913	2.29%	308,752
2013	10.720627	10.311521	-3.82%	290,204
2012	9.970403	10.720627	7.52%	103,510
2011*	10.000000	9.970403	-0.30%	19,479

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.904376	24.388176	36.21%	16,440
2019	13.333455	17.904376	34.28%	12,595
2018	13.263587	13.333455	0.53%	8,665
2017	10.317463	13.263587	28.55%	1,563
2016*	10.000000	10.317463	3.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.845089	21.844976	10.08%	3,293
2019	16.147283	19.845089	22.90%	3,300
2018	20.331112	16.147283	-20.58%	2,740
2017	16.355298	20.331112	24.31%	235
2016	17.073155	16.355298	-4.20%	0
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.458356	34.58%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.917736	13.421243	3.90%	14,161
2019	10.087430	12.917736	28.06%	5,345
2018	11.226376	10.087430	-10.15%	5,618
2017*	10.000000	11.226376	12.26%	3,139
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.272859	53.662262	26.94%	65,841
2019	33.466303	42.272859	26.31%	81,467
2018	33.793616	33.466303	-0.97%	97,609
2017	27.030101	33.793616	25.02%	98,948
2016	30.827671	27.030101	-12.32%	115,179
2015	27.912004	30.827671	10.45%	137,981
2014	21.660182	27.912004	28.86%	92,697
2013	14.654528	21.660182	47.81%	79,670
2012	11.392176	14.654528	28.64%	17,819
2011	10.509110	11.392176	8.40%	8,117
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.606623	6.542297	16.69%	35,867
2019	5.118416	5.606623	9.54%	41,009
2018	7.282798	5.118416	-29.72%	70,735
2017	7.565042	7.282798	-3.73%	38,985
2016	5.371409	7.565042	40.84%	66,356
2015	8.241290	5.371409	-34.82%	47,141
2014	10.405712	8.241290	-20.80%	36,828
2013	9.607335	10.405712	8.31%	22,082
2012*	10.000000	9.607335	-3.93%	8,221

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.763203	6.741113	16.97%	3,299
2019	5.246166	5.763203	9.86%	3,305
2018	7.449469	5.246166	-29.58%	3,312
2017	7.716662	7.449469	-3.46%	4,697
2016	5.467732	7.716662	41.13%	4,704
2015	8.366467	5.467732	-34.65%	5,390
2014	10.532019	8.366467	-20.56%	5,397
2013	9.702966	10.532019	8.54%	7,604
2012*	10.000000	9.702966	-2.97%	9,678
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.757934	10.400545	-3.32%	0
2019*	10.000000	10.757934	7.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.493737	53.447007	54.95%	16,477
2019	28.139262	34.493737	22.58%	17,524
2018	28.287779	28.139262	-0.53%	24,985
2017	22.886613	28.287779	23.60%	27,038
2016	21.629384	22.886613	5.81%	29,158
2015	22.679656	21.629384	-4.63%	49,844
2014	23.537434	22.679656	-3.64%	32,034
2013	15.954536	23.537434	47.53%	22,315
2012	15.062138	15.954536	5.92%	13,836
2011	16.076701	15.062138	-6.31%	11,734

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.894632	13.271261	2.92%	0
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.045735	33.236347	0.58%	0
2019	27.237420	33.045735	21.32%	0
2018	29.476648	27.237420	-7.60%	0
2017	25.321436	29.476648	16.41%	0
2016	23.226144	25.321436	9.02%	0
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.746479	8.774459	0.32%	0
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.874802	41.343505	1.15%	0
2019	34.732603	40.874802	17.68%	0
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.279058	14.278716	7.53%	0
2019	12.423356	13.279058	6.89%	0
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
2013	14.329952	12.872186	-10.17%	0
2012	13.596485	14.329952	5.39%	0
2011	12.396085	13.596485	9.68%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.403795	34.351471	9.39%	0
2019	25.855443	31.403795	21.46%	0
2018	28.387690	25.855443	-8.92%	0
2017	24.041349	28.387690	18.08%	0
2016	21.637181	24.041349	11.11%	0
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.930890	30.695622	-0.76%	0
2019	24.430609	30.930890	26.61%	0
2018	28.601171	24.430609	-14.58%	0
2017	26.140946	28.601171	9.41%	0
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0
2011	13.911364	13.539412	-2.67%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.134090	32.791151	-1.04%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	15.050153	15.640653	3.92%	0
2019	12.996344	15.050153	15.80%	0
2018	13.924374	12.996344	-6.66%	0
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
2013	10.110570	11.965780	18.35%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.487279	12.065381	5.03%	0
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.377379	11.055553	6.54%	0
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.407902	14.646232	1.65%	0
2019	11.516814	14.407902	25.10%	0
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.213255	20.393618	18.48%	0
2019	14.893306	17.213255	15.58%	0
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	0
2019	10.967071	12.901420	17.64%	0
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.934517	49.880630	8.59%	0
2019	38.294076	45.934517	19.95%	0
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
2011	20.555092	20.289105	-1.29%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.766390	42.478343	15.54%	0
2019	28.629213	36.766390	28.42%	0
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0
2011	14.668947	14.631439	-0.26%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.819843	39.744228	21.10%	0
2019	24.626540	32.819843	33.27%	0
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
2013	17.113277	20.294866	18.59%	0
2012	15.831612	17.113277	8.10%	0
2011	14.833045	15.831612	6.73%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.189839	28.390474	17.37%	0
2019	20.286059	24.189839	19.24%	0
2018	25.610481	20.286059	-20.79%	0
2017	20.978955	25.610481	22.08%	0
2016	18.300704	20.978955	14.63%	0
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.957873	11.433464	4.34%	0
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.730056	16.063083	-3.99%	0
2019	13.345931	16.730056	25.36%	0
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.769960	10.782046	0.11%	0
2019	10.247554	10.769960	5.10%	0
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.634551	10.511574	-1.16%	0
2019	9.035522	10.634551	17.70%	0
2018*	10.000000	9.035522	-9.64%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.007564	14.829082	5.86%	0
2019	13.072883	14.007564	7.15%	0
2018	13.425843	13.072883	-2.63%	0
2017	13.183886	13.425843	1.84%	0
2016	12.973504	13.183886	1.62%	0
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	0
2013	13.214717	13.067579	-1.11%	0
2012	12.302288	13.214717	7.42%	0
2011	12.288936	12.302288	0.11%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.415966	13.380083	28.46%	0
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.461650	19.236507	10.16%	0
2019	15.369991	17.461650	13.61%	0
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.076708	21.480240	12.60%	0
2019	16.213216	19.076708	17.66%	0
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.043978	24.092366	14.49%	0
2019	17.275149	21.043978	21.82%	0
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.537549	16.227240	19.87%	0
2019	11.112802	13.537549	21.82%	0
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.921906	53.586992	27.83%	0
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.788366	8.424251	-34.13%	0
2019	11.863848	12.788366	7.79%	0
2018	16.068729	11.863848	-26.17%	0
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.758983	31.089609	4.47%	0
2019	23.853768	29.758983	24.76%	0
2018	26.574823	23.853768	-10.24%	0
2017	24.033906	26.574823	10.57%	0
2016	20.801784	24.033906	15.54%	0
2015	22.131963	20.801784	-6.01%	0
2014	20.786507	22.131963	6.47%	0
2013	16.567748	20.786507	25.46%	0
2012	14.421183	16.567748	14.88%	0
2011	14.596869	14.421183	-1.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.568212	15.384539	5.60%	0
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.924548	59.069975	40.90%	0
2019	31.882183	41.924548	31.50%	0
2018	32.627632	31.882183	-2.28%	0
2017	24.656166	32.627632	32.33%	0
2016	24.982242	24.656166	-1.31%	0
2015	23.809250	24.982242	4.93%	0
2014	21.851505	23.809250	8.96%	0
2013	16.369918	21.851505	33.49%	0
2012	14.579335	16.369918	12.28%	0
2011	14.858393	14.579335	-1.88%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.368136	15.394615	7.14%	0
2019	13.380594	14.368136	7.38%	0
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
2013	13.538964	13.013706	-3.88%	0
2012	13.062768	13.538964	3.65%	0
2011	12.433559	13.062768	5.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.971957	52.026695	15.69%	0
2019	37.199566	44.971957	20.89%	0
2018	44.475111	37.199566	-16.36%	0
2017	37.590820	44.475111	18.31%	0
2016	34.217541	37.590820	9.86%	0
2015	35.439781	34.217541	-3.45%	0
2014	34.053791	35.439781	4.07%	0
2013	25.535746	34.053791	33.36%	0
2012	22.710878	25.535746	12.44%	0
2011	25.955059	22.710878	-12.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.504231	30.002741	13.20%	0
2019	21.179267	26.504231	25.14%	0
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.431859	12.288016	-8.52%	0
2019	11.130620	13.431859	20.67%	0
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	37.908676	40.191404	6.02%	0
2019	28.801934	37.908676	31.62%	0
2018	35.572755	28.801934	-19.03%	0
2017	30.432943	35.572755	16.89%	0
2016	28.374140	30.432943	7.26%	0
2015	29.861731	28.374140	-4.98%	0
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.303784	15.687842	9.68%	0
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.197363	16.996287	-1.17%	0
2019	15.097069	17.197363	13.91%	0
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	36.408056	41.441371	13.82%	0
2019	28.703614	36.408056	26.84%	0
2018	30.811433	28.703614	-6.84%	0
2017	26.037409	30.811433	18.34%	0
2016	22.859555	26.037409	13.90%	0
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	0
2013	17.795419	22.651933	27.29%	0
2012	16.194475	17.795419	9.89%	0
2011	15.565291	16.194475	4.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.628804	42.978754	3.24%	0
2019	33.568690	41.628804	24.01%	0
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
2011	21.480554	20.291086	-5.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.996096	13.797411	15.02%	0
2019	9.646800	11.996096	24.35%	0
2018	11.673626	9.646800	-17.36%	0
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	0
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.206428	20.573033	-2.99%	0
2019	19.200498	21.206428	10.45%	0
2018	23.137498	19.200498	-17.02%	0
2017	20.200245	23.137498	14.54%	0
2016	19.202150	20.200245	5.20%	0
2015	20.922657	19.202150	-8.22%	0
2014	23.987403	20.922657	-12.78%	0
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.236796	8.587088	-7.03%	0
2019	9.225201	9.236796	0.13%	0
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.557069	12.831742	2.19%	0
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.008739	10.483667	4.75%	0
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.675156	10.197752	5.40%	0
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.694272	31.629405	39.37%	0
2019	16.948285	22.694272	33.90%	0
2018	17.968655	16.948285	-5.68%	0
2017	14.411286	17.968655	24.68%	0
2016	14.391896	14.411286	0.13%	0
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	0
2013	9.609358	13.185054	37.21%	0
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.607752	46.08%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.876703	52.338283	24.98%	0
2019	32.456880	41.876703	29.02%	0
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.541857	10.656392	1.09%	0
2019	9.710614	10.541857	8.56%	0
2018	10.365188	9.710614	-6.32%	0
2017	9.958849	10.365188	4.08%	0
2016	9.547855	9.958849	4.30%	0
2015	9.976437	9.547855	-4.30%	0
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.265147	37.120649	11.59%	0
2019	25.726942	33.265147	29.30%	0
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
2011	14.396821	14.086578	-2.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.992767	17.100179	6.92%	0
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.194599	51.894603	17.42%	0
2019	35.698314	44.194599	23.80%	0
2018	40.660265	35.698314	-12.20%	0
2017	36.365766	40.660265	11.81%	0
2016	31.485132	36.365766	15.50%	0
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
2011	20.409488	19.555273	-4.19%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.702863	12.715330	18.80%	0
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.988706	18.988486	11.77%	0
2019	14.213460	16.988706	19.53%	0
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.428346	13.974378	4.07%	0
2019	12.304246	13.428346	9.14%	0
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.577858	31.557092	46.25%	0
2019	15.937623	21.577858	35.39%	0
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	31.241267	34.965273	11.92%	0
2019	26.031869	31.241267	20.01%	0
2018	26.411377	26.031869	-1.44%	0
2017	22.777047	26.411377	15.96%	0
2016	22.243452	22.777047	2.40%	0
2015	22.570075	22.243452	-1.45%	0
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.311503	11.158287	8.21%	0
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.384574	72.850905	36.46%	0
2019	39.744103	53.384574	34.32%	0
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
2011	18.689987	17.071424	-8.66%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.523572	48.116425	47.94%	0
2019	22.881168	32.523572	42.14%	0
2018	23.104895	22.881168	-0.97%	0
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.810648	35.085892	13.88%	0
2019	24.774791	30.810648	24.36%	0
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
2011	39.597895	26.297382	-33.59%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.928199	9.620224	-3.10%	0
2019	8.562009	9.928199	15.96%	0
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.470792	11.040367	5.44%	0
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.813704	31.170321	42.89%	0
2019	15.731553	21.813704	38.66%	0
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.255815	37.744084	1.31%	0
2019	29.309829	37.255815	27.11%	0
2018	33.316037	29.309829	-12.02%	0
2017	28.924180	33.316037	15.18%	0
2016	25.899872	28.924180	11.68%	0
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	0
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
2011	16.653081	16.269377	-2.30%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.817494	12.263156	13.36%	0
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.134595	24.935218	17.98%	0
2019	17.136775	21.134595	23.33%	0
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.130631	20.546197	19.94%	0
2019	12.503851	17.130631	37.00%	0
2018	12.667937	12.503851	-1.30%	0
2017	10.074808	12.667937	25.74%	0
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.272998	32.73%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.584344	35.84%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.844550	14.614126	5.56%	0
2019	12.752377	13.844550	8.56%	0
2018	13.113488	12.752377	-2.75%	0
2017	12.616279	13.113488	3.94%	0
2016	12.141894	12.616279	3.91%	0
2015	12.474581	12.141894	-2.67%	0
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.701557	25.586067	3.58%	0
2019	22.043621	24.701557	12.06%	0
2018	24.163726	22.043621	-8.77%	0
2017	22.464555	24.163726	7.56%	0
2016	20.696904	22.464555	8.54%	0
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.590066	11.212283	-3.26%	0
2019	9.234964	11.590066	25.50%	0
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.861372	23.370121	12.03%	0
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.808974	18.953396	47.97%	0
2019	9.824290	12.808974	30.38%	0
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.636808	20.486625	9.93%	0
2019	15.720851	18.636808	18.55%	0
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	0
2011	9.970101	9.876964	-0.93%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.651925	12.489192	7.19%	0
2019	10.892983	11.651925	6.97%	0
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.997756	29.328356	27.53%	0
2019	17.384889	22.997756	32.29%	0
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
2011	10.990536	9.783291	-10.98%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.740935	36.788743	48.70%	0
2019	19.347599	24.740935	27.88%	0
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.801053	21.976423	10.99%	0
2019	16.053730	19.801053	23.34%	0
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.968183	16.309082	2.13%	0
2019	14.902751	15.968183	7.15%	0
2018	15.549865	14.902751	-4.16%	0
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
2011	12.978836	13.446101	3.60%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.471410	36.154805	8.02%	0
2019	26.431286	33.471410	26.64%	0
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.119879	33.595297	1.44%	0
2019	26.568896	33.119879	24.66%	0
2018	29.255036	26.568896	-9.18%	0
2017	25.325198	29.255036	15.52%	0
2016	21.944724	25.325198	15.40%	0
2015	23.916739	21.944724	-8.25%	0
2014	22.370662	23.916739	6.91%	0
2013	16.845598	22.370662	32.80%	0
2012	14.524582	16.845598	15.98%	0
2011	15.184938	14.524582	-4.35%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.019816	12.389365	12.43%	0
2019	9.767717	11.019816	12.82%	0
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.903001	17.569183	10.48%	0
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.271583	15.363515	7.65%	0
2019	12.515633	14.271583	14.03%	0
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.369720	16.815228	9.40%	0
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.499253	13.199534	5.60%	0
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.103036	12.478048	3.10%	0
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.591065	13.267638	5.37%	0
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.869004	16.153992	8.64%	0
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.622329	17.213228	10.18%	0
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.770803	14.739968	7.04%	0
2019	12.274845	13.770803	12.19%	0
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.835716	15.315503	3.23%	0
2019	13.437467	14.835716	10.41%	0
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.736879	17.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.671497	13.279364	4.80%	0
2019	11.877293	12.671497	6.69%	0
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.515378	14.464567	7.02%	0
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.521120	10.712923	1.82%	0
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.097543	37.816509	10.91%	0
2019	28.321181	34.097543	20.40%	0
2018	35.045648	28.321181	-19.19%	0
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.280070	24.223856	4.05%	0
2019	20.671668	23.280070	12.62%	0
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.326849	12.834773	4.12%	0
2019	11.818140	12.326849	4.30%	0
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
2011	12.050888	12.686748	5.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.795602	8.653895	-1.61%	0
2019	8.804541	8.795602	-0.10%	0
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0
2011	10.039796	9.854573	-1.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.833933	10.393766	5.69%	0
2019	8.425698	9.833933	16.71%	0
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.966868	11.531135	5.15%	0
2019	9.218956	10.966868	18.96%	0
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.696226	33.989776	10.73%	0
2019	25.276186	30.696226	21.44%	0
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
2011	16.865953	15.903701	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	0
2019	15.675550	17.745906	13.21%	0
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	0
2019	18.363716	21.618098	17.72%	0
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.618647	15.311725	4.74%	0
2019	13.597890	14.618647	7.51%	0
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
2011	12.343508	12.470780	1.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.099987	12.417729	2.63%	0
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.669957	13.222494	4.36%	0
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.673595	24.556272	8.30%	0
2019	19.619445	22.673595	15.57%	0
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
2011	14.740247	14.462282	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.427553	30.239078	10.25%	0
2019	22.937623	27.427553	19.57%	0
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
2011	16.062594	15.430735	-3.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.510263	19.721663	6.54%	0
2019	16.618448	18.510263	11.38%	0
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
2011	13.610050	13.634356	0.18%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.434552	10.971195	5.14%	0
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.734269	12.196166	13.62%	0
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.836773	27.844823	27.51%	0
2019	17.085345	21.836773	27.81%	0
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
2011	9.029911	8.576687	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.760925	13.413101	5.11%	0
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.683722	15.418224	5.00%	0
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.857364	42.878291	16.34%	0
2019	27.343759	36.857364	34.79%	0
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
2011	13.714900	13.125810	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.434286	28.297067	-0.48%	0
2019	22.868305	28.434286	24.34%	0
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
2011	13.767110	13.578667	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.876693	49.823186	11.02%	0
2019	36.388357	44.876693	23.33%	0
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	0
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
2011	21.074937	20.159477	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.401615	20.765192	-2.97%	0
2019	17.606500	21.401615	21.56%	0
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.130215	45.692093	37.92%	0
2019	24.933763	33.130215	32.87%	0
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
2011	14.076350	13.697455	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.296784	38.419263	3.01%	0
2019	32.015674	37.296784	16.50%	0
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
2011	20.605213	19.121810	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.817277	46.616758	20.09%	0
2019	31.549823	38.817277	23.03%	0
2018	36.881337	31.549823	-14.46%	0
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
2011	20.131252	18.612848	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.669319	21.892523	11.30%	0
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.466209	22.766783	11.24%	0
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.705551	15.462206	-7.44%	0
2019	13.047919	16.705551	28.03%	0
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.990314	23.123021	15.67%	0
2019	15.566424	19.990314	28.42%	0
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.076905	10.170576	0.93%	0
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.022950	19.935810	17.11%	0
2019	13.879453	17.022950	22.65%	0
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.814358	34.364370	57.53%	0
2019	16.242192	21.814358	34.31%	0
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	42.296478	57.999660	37.13%	0
2019	32.528120	42.296478	30.03%	0
2018	35.471156	32.528120	-8.30%	0
2017	29.011594	35.471156	22.27%	0
2016	28.376008	29.011594	2.24%	0
2015	28.626114	28.376008	-0.87%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.762558	9.913278	1.54%	0
2019	9.592905	9.762558	1.77%	0
2018	9.675943	9.592905	-0.86%	0
2017	9.770746	9.675943	-0.97%	0
2016	9.834501	9.770746	-0.65%	0
2015	10.001498	9.834501	-1.67%	0
2014	10.128225	10.001498	-1.25%	0
2013	10.255879	10.128225	-1.24%	0
2012	9.989651	10.255879	2.67%	0
2011	10.148128	9.989651	-1.56%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.963860	38.683315	17.35%	0
2019	26.679191	32.963860	23.56%	0
2018	28.836127	26.679191	-7.48%	0
2017	24.806317	28.836127	16.25%	0
2016	23.003902	24.806317	7.84%	0
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.656812	12.066087	3.51%	0
2019	10.402067	11.656812	12.06%	0
2018	11.324911	10.402067	-8.15%	0
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
2013	10.140730	10.696276	5.48%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.451728	12.814140	2.91%	0
2019	10.876504	12.451728	14.48%	0
2018	12.190440	10.876504	-10.78%	0
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
2013	10.259416	11.644390	13.50%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.435026	12.879955	3.58%	0
2019	10.932964	12.435026	13.74%	0
2018	12.058472	10.932964	-9.33%	0
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
2013	10.277058	11.294009	9.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.472407	12.150634	5.91%	0
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.948919	11.453446	4.61%	0
2019	9.729652	10.948919	12.53%	0
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.399014	12.381040	8.62%	0
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.944996	11.052928	0.99%	0
2019	10.730257	10.944996	2.00%	0
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.152853	10.178314	0.25%	0
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.128104	11.854017	6.52%	0
2019	10.474035	11.128104	6.24%	0
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	0
2012	9.967028	10.711515	7.47%	0
2011*	10.000000	9.967028	-0.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.872826	24.332819	36.14%	0
2019	13.316741	17.872826	34.21%	0
2018	13.253752	13.316741	0.48%	0
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.677309	21.649258	10.02%	0
2019	16.018922	19.677309	22.84%	0
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.453798	34.54%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.900198	13.396191	3.84%	0
2019	10.078865	12.900198	27.99%	0
2018	11.222596	10.078865	-10.19%	0
2017*	10.000000	11.222596	12.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.065379	53.371694	26.88%	0
2019	33.319003	42.065379	26.25%	0
2018	33.662119	33.319003	-1.02%	0
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.584762	6.513462	16.63%	0
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.740702	6.711357	16.91%	0
2019	5.228353	5.740702	9.80%	0
2018	7.427986	5.228353	-29.61%	0
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.754260	10.391695	-3.37%	0
2019*	10.000000	10.754260	7.54%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.229089	53.009989	54.87%	0
2019	27.937597	34.229089	22.52%	0
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0
2011	16.026653	15.007617	-6.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.844366	13.212786	2.87%	0
2019	11.361548	12.844366	13.05%	0
2018	12.501394	11.361548	-9.12%	0
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	32.762738	32.934925	0.53%	0
2019	27.017930	32.762738	21.26%	1,237
2018	29.254102	27.017930	-7.64%	1,237
2017	25.143022	29.254102	16.35%	1,237
2016	23.074219	25.143022	8.97%	1,237
2015	23.190268	23.074219	-0.50%	1,237
2014	21.629909	23.190268	7.21%	1,237
2013	16.381751	21.629909	32.04%	3,072
2012	14.243532	16.381751	15.01%	4,792
2011	13.687916	14.243532	4.06%	12,430
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.739039	8.762531	0.27%	0
2019	7.627633	8.739039	14.57%	0
2018*	10.000000	7.627633	-23.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.524777	40.968588	1.10%	0
2019	34.452723	40.524777	17.62%	1,178
2018	41.466535	34.452723	-16.91%	1,178
2017	37.454386	41.466535	10.71%	1,178
2016	30.592931	37.454386	22.43%	1,178
2015	33.068485	30.592931	-7.49%	1,178
2014	30.940985	33.068485	6.88%	1,178
2013	22.915589	30.940985	35.02%	1,178
2012	19.718578	22.915589	16.21%	1,931
2011	21.996364	19.718578	-10.36%	1,931
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.164543	14.148367	7.47%	0
2019	12.322493	13.164543	6.83%	0
2018	12.926856	12.322493	-4.68%	0
2017	12.709855	12.926856	1.71%	0
2016	12.410827	12.709855	2.41%	0
2015	12.971390	12.410827	-4.32%	0
2014	12.800244	12.971390	1.34%	0
2013	14.257120	12.800244	-10.22%	0
2012	13.534298	14.257120	5.34%	456
2011	12.345662	13.534298	9.63%	456

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.134934	34.040032	9.33%	82
2019	25.647147	31.134934	21.40%	87
2018	28.173440	25.647147	-8.97%	85
2017	23.872027	28.173440	18.02%	88
2016	21.495712	23.872027	11.05%	89
2015	23.298090	21.495712	-7.74%	91
2014	21.142143	23.298090	10.20%	88
2013	15.907058	21.142143	32.91%	89
2012	14.167580	15.907058	12.28%	91
2011	14.040284	14.167580	0.91%	88
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.700612	30.451559	-0.81%	0
2019	24.261079	30.700612	26.54%	0
2018	28.417275	24.261079	-14.63%	0
2017	25.986060	28.417275	9.36%	0
2016	21.584409	25.986060	20.39%	0
2015	22.355604	21.584409	-3.45%	0
2014	19.604954	22.355604	14.03%	0
2013	15.384498	19.604954	27.43%	0
2012	13.493507	15.384498	14.01%	0
2011	13.871247	13.493507	-2.72%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.850793	32.494223	-1.09%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.995343	15.575748	3.87%	0
2019	12.955627	14.995343	15.74%	0
2018	13.887861	12.955627	-6.71%	0
2017	12.330544	13.887861	12.63%	0
2016	11.716427	12.330544	5.24%	0
2015	12.072716	11.716427	-2.95%	0
2014	11.958703	12.072716	0.95%	0
2013	10.109741	11.958703	18.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.459974	12.030570	4.98%	0
2019	10.170373	11.459974	12.68%	0
2018	10.676846	10.170373	-4.74%	0
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.352722	11.023675	6.48%	0
2019	9.668804	10.352722	7.07%	0
2018	9.928731	9.668804	-2.62%	0
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.373692	14.604007	1.60%	0
2019	11.495318	14.373692	25.04%	0
2018	12.658006	11.495318	-9.19%	0
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.119964	20.272766	18.42%	0
2019	14.820135	17.119964	15.52%	0
2018	16.347798	14.820135	-9.34%	0
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	2,234
2012	12.238163	13.201631	7.87%	2,582
2011	12.945958	12.238163	-5.47%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.864250	13.609918	5.80%	0
2019	10.941037	12.864250	17.58%	0
2018	13.229336	10.941037	-17.30%	0
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.541283	49.428433	8.54%	0
2019	37.985595	45.541283	19.89%	0
2018	42.544235	37.985595	-10.72%	0
2017	38.580562	42.544235	10.27%	0
2016	31.278509	38.580562	23.35%	0
2015	32.644837	31.278509	-4.19%	0
2014	31.655858	32.644837	3.12%	0
2013	22.931911	31.655858	38.04%	0
2012	20.197605	22.931911	13.54%	0
2011	20.472792	20.197605	-1.34%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.451601	42.093199	15.48%	0
2019	28.398550	36.451601	28.36%	0
2018	30.428952	28.398550	-6.67%	0
2017	25.588551	30.428952	18.92%	0
2016	23.404958	25.588551	9.33%	0
2015	23.652867	23.404958	-1.05%	0
2014	21.317470	23.652867	10.96%	0
2013	16.499065	21.317470	29.20%	0
2012	14.565437	16.499065	13.28%	0
2011	14.610202	14.565437	-0.31%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.538854	39.383904	21.04%	0
2019	24.428132	32.538854	33.20%	552
2018	26.808152	24.428132	-8.88%	552
2017	21.514732	26.808152	24.60%	552
2016	20.374894	21.514732	5.59%	552
2015	21.348894	20.374894	-4.56%	480
2014	20.182714	21.348894	5.78%	480
2013	17.027376	20.182714	18.53%	480
2012	15.760197	17.027376	8.04%	480
2011	14.773644	15.760197	6.68%	480
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.982644	28.132967	17.31%	0
2019	20.122547	23.982644	19.18%	0
2018	25.417084	20.122547	-20.83%	0
2017	20.831108	25.417084	22.02%	0
2016	18.180970	20.831108	14.58%	0
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.942964	11.412083	4.29%	0
2019	9.573156	10.942964	14.31%	0
2018	10.166131	9.573156	-5.83%	0
2017*	10.000000	10.166131	1.66%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.673323	16.000461	-4.04%	0
2019	13.307449	16.673323	25.29%	0
2018	16.334476	13.307449	-18.53%	0
2017	14.898186	16.334476	9.64%	0
2016	11.584682	14.898186	28.60%	0
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.733419	10.739989	0.06%	0
2019	10.217991	10.733419	5.04%	0
2018	10.425954	10.217991	-1.99%	0
2017	10.273664	10.425954	1.48%	0
2016	9.612204	10.273664	6.88%	0
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.627106	10.498854	-1.21%	0
2019	9.033799	10.627106	17.64%	814
2018*	10.000000	9.033799	-9.66%	814
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.887661	14.694651	5.81%	0
2019	12.967579	13.887661	7.10%	0
2018	13.324525	12.967579	-2.68%	0
2017	13.091041	13.324525	1.78%	0
2016	12.888689	13.091041	1.57%	0
2015	13.196311	12.888689	-2.33%	0
2014	12.995383	13.196311	1.55%	0
2013	13.148399	12.995383	-1.16%	2,323
2012	12.246801	13.148399	7.36%	2,685
2011	12.239736	12.246801	0.06%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.407100	13.361881	28.39%	0
2019	8.211437	10.407100	26.74%	0
2018*	10.000000	8.211437	-17.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.331608	19.083533	10.11%	0
2019	15.263305	17.331608	13.55%	0
2018	16.253243	15.263305	-6.09%	0
2017	14.687553	16.253243	10.66%	0
2016	14.227120	14.687553	3.24%	0
2015	14.580006	14.227120	-2.42%	0
2014	14.261806	14.580006	2.23%	0
2013	12.843160	14.261806	11.05%	0
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.934664	21.309438	12.54%	0
2019	16.100693	18.934664	17.60%	0
2018	17.476536	16.100693	-7.87%	0
2017	15.322481	17.476536	14.06%	0
2016	14.761838	15.322481	3.80%	0
2015	15.117152	14.761838	-2.35%	0
2014	14.732914	15.117152	2.61%	0
2013	12.987588	14.732914	13.44%	0
2012	11.709234	12.987588	10.92%	0
2011	12.085604	11.709234	-3.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.887231	23.900748	14.43%	0
2019	17.155220	20.887231	21.75%	0
2018	19.021514	17.155220	-9.81%	0
2017	16.064403	19.021514	18.41%	0
2016	15.393505	16.064403	4.36%	0
2015	15.775219	15.393505	-2.42%	0
2014	15.352551	15.775219	2.75%	0
2013	12.890194	15.352551	19.10%	0
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.512303	16.188734	19.81%	0
2019	11.097730	13.512303	21.76%	0
2018	11.839703	11.097730	-6.27%	0
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.563087	53.101293	27.76%	0
2019	32.274208	41.563087	28.78%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.693095	8.357221	-34.16%	0
2019	11.781457	12.693095	7.74%	0
2018	15.965330	11.781457	-26.21%	0
2017	16.738214	15.965330	-4.62%	0
2016	12.779578	16.738214	30.98%	0
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	0
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	1,146
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.504140	30.807665	4.42%	95
2019	23.661542	29.504140	24.69%	605
2018	26.374190	23.661542	-10.29%	607
2017	23.864568	26.374190	10.52%	606
2016	20.665711	23.864568	15.48%	605
2015	21.998395	20.665711	-6.06%	535
2014	20.671592	21.998395	6.42%	533
2013	16.484547	20.671592	25.40%	2,111
2012	14.356092	16.484547	14.83%	2,453
2011	14.538381	14.356092	-1.25%	2,454

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.541059	15.348035	5.55%	0
2019	11.430129	14.541059	27.22%	0
2018	12.832430	11.430129	-10.93%	0
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.565728	58.534621	40.82%	0
2019	31.625420	41.565728	31.43%	0
2018	32.381461	31.625420	-2.33%	0
2017	24.482559	32.381461	32.26%	0
2016	24.818944	24.482559	-1.36%	0
2015	23.665675	24.818944	4.87%	0
2014	21.730808	23.665675	8.90%	0
2013	16.287778	21.730808	33.42%	593
2012	14.513585	16.287778	12.22%	593
2011	14.798905	14.513585	-1.93%	9,294
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.245128	15.255057	7.09%	0
2019	13.272793	14.245128	7.33%	3,595
2018	13.638641	13.272793	-2.68%	3,595
2017	13.368398	13.638641	2.02%	3,595
2016	13.042564	13.368398	2.50%	3,595
2015	13.409124	13.042564	-2.73%	3,595
2014	12.941766	13.409124	3.61%	3,595
2013	13.470981	12.941766	-3.93%	5,854
2012	13.003819	13.470981	3.59%	2,611
2011	12.383743	13.003819	5.01%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.586799	51.554840	15.63%	0
2019	36.899774	44.586799	20.83%	1,767
2018	44.139318	36.899774	-16.40%	1,767
2017	37.325955	44.139318	18.25%	1,767
2016	33.993717	37.325955	9.80%	1,767
2015	35.225926	33.993717	-3.50%	1,722
2014	33.865563	35.225926	4.02%	1,722
2013	25.407524	33.865563	33.29%	1,722
2012	22.608391	25.407524	12.38%	2,665
2011	25.851085	22.608391	-12.54%	2,665

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.277297	29.730695	13.14%	0
2019	21.008613	26.277297	25.08%	476
2018	25.214568	21.008613	-16.68%	476
2017	19.772119	25.214568	27.53%	476
2016	21.274865	19.772119	-7.06%	476
2015	20.994885	21.274865	1.33%	402
2014	23.337912	20.994885	-10.04%	402
2013	18.276317	23.337912	27.69%	1,298
2012	15.477071	18.276317	18.09%	1,298
2011	19.085994	15.477071	-18.91%	1,298
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.386297	12.240093	-8.56%	0
2019	11.098515	13.386297	20.61%	0
2018	12.095516	11.098515	-8.24%	0
2017	11.880996	12.095516	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	37.583983	39.826856	5.97%	76
2019	28.569787	37.583983	31.55%	73
2018	35.304137	28.569787	-19.08%	73
2017	30.218473	35.304137	16.83%	70
2016	28.188509	30.218473	7.20%	71
2015	29.681507	28.188509	-5.03%	67
2014	28.406281	29.681507	4.49%	68
2013	22.242473	28.406281	27.71%	66
2012	17.844621	22.242473	24.65%	67
2011	19.996905	17.844621	-10.76%	70
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.219005	15.586913	9.62%	0
2019	12.092829	14.219005	17.58%	0
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.077990	16.869710	-1.22%	0
2019	14.999905	17.077990	13.85%	0
2018	15.979856	14.999905	-6.13%	0
2017	14.851804	15.979856	7.60%	0
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	36.096365	41.065667	13.77%	0
2019	28.472384	36.096365	26.78%	527
2018	30.578904	28.472384	-6.89%	527
2017	25.854036	30.578904	18.28%	527
2016	22.710098	25.854036	13.84%	527
2015	24.026457	22.710098	-5.48%	464
2014	22.526778	24.026457	6.66%	464
2013	17.706096	22.526778	27.23%	464
2012	16.121426	17.706096	9.83%	464
2011	15.502967	16.121426	3.99%	464
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.272374	42.589060	3.19%	0
2019	33.298222	41.272374	23.95%	0
2018	38.964345	33.298222	-14.54%	0
2017	35.893511	38.964345	8.56%	0
2016	28.102931	35.893511	27.72%	0
2015	30.932311	28.102931	-9.15%	0
2014	31.352499	30.932311	-1.34%	0
2013	23.458456	31.352499	33.65%	0
2012	20.199535	23.458456	16.13%	0
2011	21.394517	20.199535	-5.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.961482	13.750583	14.96%	0
2019	9.623850	11.961482	24.29%	0
2018	11.651832	9.623850	-17.40%	0
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.024885	20.386516	-3.04%	0
2019	19.045824	21.024885	10.39%	1,614
2018	22.962874	19.045824	-17.06%	1,614
2017	20.057972	22.962874	14.48%	1,614
2016	19.076595	20.057972	5.14%	1,614
2015	20.796462	19.076595	-8.27%	1,531
2014	23.854884	20.796462	-12.82%	1,531
2013	19.774372	23.854884	20.64%	1,531
2012	17.049577	19.774372	15.98%	2,736
2011	19.447513	17.049577	-12.33%	5,584
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.205451	8.553590	-7.08%	0
2019	9.198580	9.205451	0.07%	0
2018	9.199472	9.198580	-0.01%	0
2017	9.199987	9.199472	-0.01%	0
2016	9.109970	9.199987	0.99%	0
2015	9.704198	9.109970	-6.12%	0
2014	9.714098	9.704198	-0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.508112	12.775211	2.14%	0
2019	11.390690	12.508112	9.81%	0
2018	12.138897	11.390690	-6.16%	0
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.000242	10.469433	4.69%	0
2019	9.367509	10.000242	6.75%	0
2018*	10.000000	9.367509	-6.32%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.642313	10.157965	5.35%	0
2019	9.359834	9.642313	3.02%	0
2018	10.052230	9.359834	-6.89%	0
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.605664	31.489871	39.30%	0
2019	16.890718	22.605664	33.83%	0
2018	17.916814	16.890718	-5.73%	0
2017	14.377007	17.916814	24.62%	0
2016	14.364959	14.377007	0.08%	0
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.602779	46.03%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.518202	51.863794	24.92%	0
2019	32.195414	41.518202	28.96%	0
2018	37.898712	32.195414	-15.05%	0
2017	28.337987	37.898712	33.74%	0
2016	28.930786	28.337987	-2.05%	0
2015	28.446498	28.930786	1.70%	0
2014	28.413304	28.446498	0.12%	0
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	152
2011	21.421068	19.222786	-10.26%	5,371
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.503369	10.612066	1.03%	0
2019	9.680073	10.503369	8.51%	0
2018	10.337886	9.680073	-6.36%	0
2017	9.937672	10.337886	4.03%	0
2016	9.532405	9.937672	4.25%	0
2015	9.965364	9.532405	-4.34%	0
2014	9.911429	9.965364	0.54%	0
2013	10.140617	9.911429	-2.26%	0
2012*	10.000000	10.140617	1.41%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.980279	36.784012	11.53%	76
2019	25.519628	32.980279	29.23%	1,548
2018	28.309093	25.519628	-9.85%	1,550
2017	24.740036	28.309093	14.43%	1,551
2016	22.657854	24.740036	9.19%	1,552
2015	22.400745	22.657854	1.15%	1,487
2014	20.683395	22.400745	8.30%	1,491
2013	16.040777	20.683395	28.94%	1,492
2012	14.023013	16.040777	14.39%	2,633
2011	14.339142	14.023013	-2.20%	2,633

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.930414	17.024822	6.87%	0
2019	12.987265	15.930414	22.66%	0
2018	14.977655	12.987265	-13.29%	0
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.816208	51.424090	17.36%	0
2019	35.410703	43.816208	23.74%	0
2018	40.353382	35.410703	-12.25%	0
2017	36.109640	40.353382	11.75%	0
2016	31.279259	36.109640	15.44%	0
2015	33.954264	31.279259	-7.88%	0
2014	30.999060	33.954264	9.53%	0
2013	22.470720	30.999060	37.95%	0
2012	19.467057	22.470720	15.43%	0
2011	20.327750	19.467057	-4.23%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.671991	12.672194	18.74%	0
2019	8.502145	10.671991	25.52%	0
2018	10.774438	8.502145	-21.09%	0
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.896571	18.875896	11.71%	0
2019	14.143581	16.896571	19.46%	0
2018	15.248474	14.143581	-7.25%	0
2017	13.141554	15.248474	16.03%	0
2016	13.748483	13.141554	-4.41%	0
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.376042	13.912854	4.01%	0
2019	12.262550	13.376042	9.08%	0
2018	12.771471	12.262550	-3.98%	0
2017	12.203125	12.771471	4.66%	0
2016	10.705843	12.203125	13.99%	0
2015	11.672514	10.705843	-8.28%	0
2014	11.676176	11.672514	-0.03%	0
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.493765	31.418118	46.17%	0
2019	15.883603	21.493765	35.32%	0
2018	16.202464	15.883603	-1.97%	0
2017	13.014800	16.202464	24.49%	0
2016	12.501626	13.014800	4.10%	0
2015	13.525582	12.501626	-7.57%	0
2014	12.781700	13.525582	5.82%	0
2013	10.027212	12.781700	27.47%	0
2012*	10.000000	10.027212	0.27%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.973864	34.648340	11.86%	0
2019	25.822209	30.973864	19.95%	0
2018	26.212076	25.822209	-1.49%	0
2017	22.616647	26.212076	15.90%	0
2016	22.098037	22.616647	2.35%	0
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.287002	11.126097	8.16%	0
2019	9.595957	10.287002	7.20%	0
2018	9.910330	9.595957	-3.17%	0
2017	9.774035	9.910330	1.39%	0
2016	9.746276	9.774035	0.28%	0
2015*	10.000000	9.746276	-2.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.927551	72.190475	36.39%	0
2019	39.423934	52.927551	34.25%	0
2018	39.512753	39.423934	-0.22%	0
2017	30.982116	39.512753	27.53%	0
2016	30.978767	30.982116	0.01%	0
2015	28.211085	30.978767	9.81%	0
2014	26.512448	28.211085	6.41%	0
2013	20.648287	26.512448	28.40%	0
2012	16.994419	20.648287	21.50%	0
2011	18.615134	16.994419	-8.71%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.396608	47.904194	47.87%	0
2019	22.803447	32.396608	42.07%	0
2018	23.038225	22.803447	-1.02%	0
2017	16.204677	23.038225	42.17%	0
2016	14.508019	16.204677	11.69%	0
2015	14.132468	14.508019	2.66%	0
2014	13.174652	14.132468	7.27%	0
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.546819	34.767733	13.82%	0
2019	24.575156	30.546819	24.30%	0
2018	29.522788	24.575156	-16.76%	0
2017	23.005829	29.522788	28.33%	0
2016	25.136274	23.005829	-8.48%	0
2015	28.097194	25.136274	-10.54%	0
2014	32.584898	28.097194	-13.77%	0
2013	29.064944	32.584898	12.11%	0
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.894541	9.582720	-3.15%	0
2019	8.537331	9.894541	15.90%	0
2018	10.686844	8.537331	-20.11%	0
2017	8.521819	10.686844	25.41%	0
2016	7.191881	8.521819	18.49%	0
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.451261	11.014155	5.39%	0
2019	9.827214	10.451261	6.35%	0
2018	10.122516	9.827214	-2.92%	0
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.728665	31.033006	42.82%	0
2019	15.678208	21.728665	38.59%	0
2018	16.262935	15.678208	-3.60%	0
2017	13.121704	16.262935	23.94%	0
2016	12.293467	13.121704	6.74%	0
2015	12.806389	12.293467	-4.01%	0
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.936942	37.401965	1.26%	0
2019	29.073774	36.936942	27.05%	0
2018	33.064667	29.073774	-12.07%	0
2017	28.720527	33.064667	15.13%	0
2016	25.730581	28.720527	11.62%	0
2015	26.476228	25.730581	-2.82%	0
2014	24.490391	26.476228	8.11%	0
2013	18.410922	24.490391	33.02%	0
2012	16.196003	18.410922	13.68%	0
2011	16.586416	16.196003	-2.35%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.813808	12.252735	13.31%	0
2019*	10.000000	10.813808	8.14%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.030780	24.800083	17.92%	0
2019	17.061295	21.030780	23.27%	0
2018	19.267328	17.061295	-11.45%	0
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	2,609
2012	10.316656	11.732494	13.72%	3,016
2011	10.706363	10.316656	-3.64%	3,806
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.089066	20.485902	19.88%	0
2019	12.479866	17.089066	36.93%	2,934
2018	12.650129	12.479866	-1.35%	2,934
2017	10.065767	12.650129	25.67%	2,934
2016	9.693871	10.065767	3.84%	2,934
2015*	10.000000	9.693871	-3.06%	2,934
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.268501	32.69%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.579734	35.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.727420	14.483097	5.50%	0
2019	12.650923	13.727420	8.51%	0
2018	13.015831	12.650923	-2.80%	0
2017	12.528687	13.015831	3.89%	0
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.488539	25.352493	3.53%	0
2019	21.864660	24.488539	12.00%	0
2018	23.979846	21.864660	-8.82%	0
2017	22.304932	23.979846	7.51%	0
2016	20.560284	22.304932	8.49%	0
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.562530	11.179940	-3.31%	0
2019	9.217713	11.562530	25.44%	0
2018	10.202148	9.217713	-9.65%	0
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.764207	23.249422	11.97%	0
2019	17.069437	20.764207	21.65%	0
2018	18.748385	17.069437	-8.96%	0
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.733038	18.831451	47.89%	0
2019	9.771016	12.733038	30.31%	0
2018	11.954158	9.771016	-18.26%	0
2017	9.706335	11.954158	23.16%	0
2016	10.144567	9.706335	-4.32%	0
2015	10.409209	10.144567	-2.54%	0
2014	10.756269	10.409209	-3.23%	0
2013	9.055819	10.756269	18.78%	0
2012	7.991327	9.055819	13.32%	0
2011	9.013234	7.991327	-11.34%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.507430	20.334036	9.87%	0
2019	15.619676	18.507430	18.49%	0
2018	16.758340	15.619676	-6.79%	0
2017	14.752119	16.758340	13.60%	0
2016	13.795482	14.752119	6.93%	0
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	2,713
2012	9.848461	11.179298	13.51%	3,136
2011	9.946387	9.848461	-0.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.571064	12.396226	7.13%	0
2019	10.822910	11.571064	6.91%	4,263
2018	11.153402	10.822910	-2.96%	4,263
2017	11.015051	11.153402	1.26%	4,263
2016	10.937894	11.015051	0.71%	4,263
2015	11.175554	10.937894	-2.13%	4,263
2014	10.851746	11.175554	2.98%	4,263
2013	11.354174	10.851746	-4.43%	4,263
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.838156	29.109993	27.46%	0
2019	17.273034	22.838156	32.22%	0
2018	19.441436	17.273034	-11.15%	0
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	4,941

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.569280	36.514919	48.62%	0
2019	19.223136	24.569280	27.81%	0
2018	19.727080	19.223136	-2.55%	0
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.673601	21.823847	10.93%	0
2019	15.958532	19.673601	23.28%	0
2018	16.632829	15.958532	-4.05%	0
2017	13.905015	16.632829	19.62%	0
2016	12.758933	13.905015	8.98%	0
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.831485	16.161235	2.08%	0
2019	14.782694	15.831485	7.09%	0
2018	15.432501	14.782694	-4.21%	0
2017	14.793887	15.432501	4.32%	0
2016	13.879473	14.793887	6.59%	0
2015	14.569421	13.879473	-4.74%	0
2014	14.296383	14.569421	1.91%	0
2013	14.739016	14.296383	-3.00%	2,134
2012	13.385466	14.739016	10.11%	2,466
2011	12.926876	13.385466	3.55%	3,135
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.184894	35.827054	7.96%	0
2019	26.218384	33.184894	26.57%	0
2018	26.803442	26.218384	-2.18%	0
2017	22.721067	26.803442	17.97%	0
2016	20.835101	22.721067	9.05%	0
2015	21.099002	20.835101	-1.25%	0
2014	19.234771	21.099002	9.69%	0
2013	14.991310	19.234771	28.31%	0
2012	13.423528	14.991310	11.68%	0
2011	13.631425	13.423528	-1.53%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.836325	33.290713	1.38%	0
2019	26.354838	32.836325	24.59%	0
2018	29.034213	26.354838	-9.23%	0
2017	25.146806	29.034213	15.46%	0
2016	21.801223	25.146806	15.35%	0
2015	23.772465	21.801223	-8.29%	0
2014	22.247052	23.772465	6.86%	0
2013	16.761045	22.247052	32.73%	0
2012	14.459057	16.761045	15.92%	342
2011	15.124134	14.459057	-4.40%	342
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.994758	12.354907	12.37%	0
2019	9.750461	10.994758	12.76%	0
2018	10.860386	9.750461	-10.22%	0
2017	9.347074	10.860386	16.19%	0
2016	9.252384	9.347074	1.02%	0
2015*	10.000000	9.252384	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.808750	17.456169	10.42%	0
2019	13.000043	15.808750	21.61%	0
2018	14.848907	13.000043	-12.45%	0
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.187008	15.264677	7.60%	0
2019	12.447796	14.187008	13.97%	0
2018	13.533921	12.447796	-8.03%	0
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.278544	16.706950	9.35%	0
2019	12.952747	15.278544	17.96%	0
2018	14.378322	12.952747	-9.91%	0
2017	12.655665	14.378322	13.61%	0
2016	12.020022	12.655665	5.29%	0
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.425180	13.114621	5.55%	0
2019	11.444609	12.425180	8.57%	0
2018	11.979599	11.444609	-4.47%	0
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.061972	12.429378	3.05%	0
2019	10.799545	12.061972	11.69%	0
2018	11.840201	10.799545	-8.79%	0
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.548361	13.215904	5.32%	0
2019	11.082924	12.548361	13.22%	0
2018	12.158836	11.082924	-8.85%	0
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.780883	16.050073	8.59%	0
2019	12.753144	14.780883	15.90%	0
2018	13.993201	12.753144	-8.86%	0
2017	12.515159	13.993201	11.81%	0
2016	11.951451	12.515159	4.72%	0
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.529688	17.102426	10.13%	0
2019	12.951243	15.529688	19.91%	0
2018	14.590109	12.951243	-11.23%	0
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.689161	14.645121	6.98%	0
2019	12.208288	13.689161	12.13%	0
2018	13.068559	12.208288	-6.58%	0
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.755301	15.224721	3.18%	0
2019	13.371443	14.755301	10.35%	0
2018	16.168759	13.371443	-17.30%	0
2017	13.429915	16.168759	20.39%	0
2016	13.538346	13.429915	-0.80%	0
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.735640	17.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.596415	13.193951	4.74%	0
2019	11.812935	12.596415	6.63%	0
2018	12.126425	11.812935	-2.59%	0
2017	11.864739	12.126425	2.21%	0
2016	11.517423	11.864739	3.02%	0
2015	11.844788	11.517423	-2.76%	0
2014	11.534508	11.844788	2.69%	0
2013	12.013637	11.534508	-3.99%	0
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.435295	14.371537	6.97%	0
2019	12.496599	13.435295	7.51%	0
2018	12.927883	12.496599	-3.34%	0
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.512173	10.698353	1.77%	0
2019	10.053642	10.512173	4.56%	0
2018*	10.000000	10.053642	0.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.805562	37.473575	10.85%	0
2019	28.092974	33.805562	20.33%	0
2018	34.781103	28.092974	-19.23%	0
2017	25.104058	34.781103	38.55%	0
2016	23.808370	25.104058	5.44%	0
2015	28.972987	23.808370	-17.83%	0
2014	31.329556	28.972987	-7.52%	0
2013	31.799987	31.329556	-1.48%	278
2012	27.709347	31.799987	14.76%	278
2011	36.491335	27.709347	-24.07%	278
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.080671	24.004138	4.00%	0
2019	20.505051	23.080671	12.56%	2,571
2018	21.550718	20.505051	-4.85%	2,571
2017	20.576570	21.550718	4.73%	2,571
2016	18.373002	20.576570	11.99%	2,571
2015	19.230296	18.373002	-4.46%	2,571
2014	19.115246	19.230296	0.60%	2,571
2013	18.198416	19.115246	5.04%	691
2012	16.194358	18.198416	12.38%	691
2011	15.900227	16.194358	1.85%	691

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.221296	12.718379	4.07%	0
2019	11.722918	12.221296	4.25%	0
2018	11.956965	11.722918	-1.96%	0
2017	11.939051	11.956965	0.15%	0
2016	12.080056	11.939051	-1.17%	0
2015	12.327439	12.080056	-2.01%	0
2014	12.017128	12.327439	2.58%	0
2013	12.767690	12.017128	-5.88%	0
2012	12.629525	12.767690	1.09%	0
2011	12.002636	12.629525	5.22%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.720093	8.575236	-1.66%	921
2019	8.733395	8.720093	-0.15%	921
2018	8.781361	8.733395	-0.55%	921
2017	8.913409	8.781361	-1.48%	921
2016	9.084874	8.913409	-1.89%	921
2015	9.260828	9.084874	-1.90%	6,217
2014	9.440188	9.260828	-1.90%	23,790
2013	9.623025	9.440188	-1.90%	2,589
2012	9.809916	9.623025	-1.91%	6,552
2011	9.999381	9.809916	-1.89%	8,170
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.775607	10.326855	5.64%	0
2019	8.379988	9.775607	16.65%	0
2018	10.027584	8.379988	-16.43%	0
2017	8.043435	10.027584	24.67%	0
2016	8.147167	8.043435	-1.27%	0
2015	8.581378	8.147167	-5.06%	0
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.890703	11.445217	5.09%	0
2019	9.159595	10.890703	18.90%	0
2018	10.874217	9.159595	-15.77%	0
2017	8.906071	10.874217	22.10%	0
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.433420	33.681599	10.67%	0
2019	25.072557	30.433420	21.38%	0
2018	28.044279	25.072557	-10.60%	0
2017	24.137386	28.044279	16.19%	0
2016	22.475608	24.137386	7.39%	0
2015	23.141938	22.475608	-2.88%	0
2014	22.469946	23.141938	2.99%	0
2013	18.000330	22.469946	24.83%	0
2012	15.831952	18.000330	13.70%	0
2011	16.798410	15.831952	-5.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.649725	18.943050	7.33%	0
2019	15.598530	17.649725	13.15%	0
2018	16.712839	15.598530	-6.67%	0
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.500898	23.543143	9.50%	0
2019	18.273463	21.500898	17.66%	0
2018	19.918254	18.273463	-8.26%	0
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.493458	15.172859	4.69%	0
2019	13.488319	14.493458	7.45%	0
2018	14.003550	13.488319	-3.68%	0
2017	13.506476	14.003550	3.68%	0
2016	13.204348	13.506476	2.29%	0
2015	13.424552	13.204348	-1.64%	0
2014	13.172122	13.424552	1.92%	0
2013	12.808368	13.172122	2.84%	0
2012	12.414523	12.808368	3.17%	0
2011	12.294075	12.414523	0.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.058922	12.369281	2.57%	0
2019	10.878445	12.058922	10.85%	0
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.626982	13.170929	4.31%	0
2019	11.168512	12.626982	13.06%	0
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.479466	24.333623	8.25%	0
2019	19.461379	22.479466	15.51%	0
2018	21.035266	19.461379	-7.48%	0
2017	18.987049	21.035266	10.79%	0
2016	18.063479	18.987049	5.11%	0
2015	18.475185	18.063479	-2.23%	0
2014	17.905306	18.475185	3.18%	893
2013	15.649848	17.905306	14.41%	893
2012	14.397048	15.649848	8.70%	893
2011	14.681233	14.397048	-1.94%	893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.192808	29.965002	10.19%	860
2019	22.752889	27.192808	19.51%	952
2018	25.138483	22.752889	-9.49%	1,037
2017	21.961087	25.138483	14.47%	1,109
2016	20.635071	21.961087	6.43%	2,588
2015	21.189410	20.635071	-2.62%	2,962
2014	20.579667	21.189410	2.96%	3,327
2013	17.142124	20.579667	20.05%	3,700
2012	15.361157	17.142124	11.59%	8,516
2011	15.998294	15.361157	-3.98%	8,745

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.351708	19.542784	6.49%	0
2019	16.484490	18.351708	11.33%	0
2018	17.457038	16.484490	-5.57%	0
2017	16.293346	17.457038	7.14%	0
2016	15.711987	16.293346	3.70%	0
2015	16.021199	15.711987	-1.93%	0
2014	15.592498	16.021199	2.75%	0
2013	14.384780	15.592498	8.40%	0
2012	13.572810	14.384780	5.98%	0
2011	13.555512	13.572810	0.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.431008	10.961886	5.09%	0
2019*	10.000000	10.431008	4.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.730615	12.185803	13.56%	0
2019*	10.000000	10.730615	7.31%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.707334	27.665699	27.45%	0
2019	16.992723	21.707334	27.74%	0
2018	17.924309	16.992723	-5.20%	0
2017	14.067204	17.924309	27.42%	0
2016	14.059117	14.067204	0.06%	0
2015	13.896514	14.059117	1.17%	0
2014	12.860528	13.896514	8.06%	0
2013	9.753079	12.860528	31.86%	0
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.725419	13.368953	5.06%	0
2019	10.903473	12.725419	16.71%	0
2018	11.678821	10.903473	-6.64%	0
2017	10.126795	11.678821	15.33%	0
2016	9.509545	10.126795	6.49%	0
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.642896	15.367525	4.95%	0
2019	12.236540	14.642896	19.67%	0
2018	12.804599	12.236540	-4.44%	0
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.657694	42.624290	16.28%	0
2019	27.209481	36.657694	34.72%	674
2018	28.173585	27.209481	-3.42%	674
2017	22.600034	28.173585	24.66%	674
2016	22.295339	22.600034	1.37%	674
2015	21.681561	22.295339	2.83%	607
2014	20.358343	21.681561	6.50%	607
2013	15.227174	20.358343	33.70%	607
2012	13.108013	15.227174	16.17%	607
2011	13.703267	13.108013	-4.34%	607
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.280182	28.129372	-0.53%	0
2019	22.755960	28.280182	24.28%	98
2018	25.626174	22.755960	-11.20%	94
2017	24.088490	25.626174	6.38%	96
2016	20.425257	24.088490	17.93%	92
2015	21.788715	20.425257	-6.26%	94
2014	19.664564	21.788715	10.80%	94
2013	15.223591	19.664564	29.17%	95
2012	13.560253	15.223591	12.27%	96
2011	13.755440	13.560253	-1.42%	94
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.781996	17.82%	251
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.492413	49.371383	10.97%	0
2019	36.095153	44.492413	23.26%	0
2018	41.525783	36.095153	-13.08%	0
2017	36.558932	41.525783	13.59%	0
2016	30.979399	36.558932	18.01%	0
2015	32.400545	30.979399	-4.39%	0
2014	30.184581	32.400545	7.34%	0
2013	23.126160	30.184581	30.52%	892
2012	20.068510	23.126160	15.24%	892
2011	20.990505	20.068510	-4.39%	1,515
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.274740	20.631566	-3.02%	0
2019	17.511046	21.274740	21.49%	0
2018	20.556511	17.511046	-14.82%	0
2017	18.406237	20.556511	11.68%	0
2016	15.954663	18.406237	15.37%	0
2015	16.746957	15.954663	-4.73%	0
2014	14.588339	16.746957	14.80%	0
2013	10.960352	14.588339	33.10%	0
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.846552	45.277814	37.85%	0
2019	24.732875	32.846552	32.81%	0
2018	27.471971	24.732875	-9.97%	0
2017	22.465452	27.471971	22.29%	0
2016	21.191693	22.465452	6.01%	0
2015	21.488363	21.191693	-1.38%	0
2014	21.362359	21.488363	0.59%	0
2013	15.127310	21.362359	41.22%	290
2012	13.635678	15.127310	10.94%	290
2011	14.019988	13.635678	-2.74%	2,928
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.977396	38.070860	2.96%	0
2019	31.757686	36.977396	16.44%	0
2018	39.065907	31.757686	-18.71%	0
2017	36.615337	39.065907	6.69%	0
2016	29.711954	36.615337	23.23%	0
2015	32.320245	29.711954	-8.07%	0
2014	30.858565	32.320245	4.74%	0
2013	22.464619	30.858565	37.37%	262
2012	19.035527	22.464619	18.01%	262
2011	20.522673	19.035527	-7.25%	2,581
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.484891	46.194058	20.03%	0
2019	31.295610	38.484891	22.97%	0
2018	36.602934	31.295610	-14.50%	0
2017	32.959403	36.602934	11.05%	0
2016	27.415441	32.959403	20.22%	0
2015	28.486340	27.415441	-3.76%	0
2014	28.877573	28.486340	-1.35%	0
2013	20.943650	28.877573	37.88%	0
2012	18.528870	20.943650	13.03%	0
2011	20.050607	18.528870	-7.59%	653
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.552801	21.751745	11.25%	0
2019	15.560940	19.552801	25.65%	0
2018	16.700352	15.560940	-6.82%	0
2017	13.644423	16.700352	22.40%	0
2016	12.248987	13.644423	11.39%	0
2015	12.636969	12.248987	-3.07%	0
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	2,621

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.344870	22.620267	11.18%	0
2019	16.453352	20.344870	23.65%	0
2018	17.820850	16.453352	-7.67%	0
2017	15.346745	17.820850	16.12%	0
2016	14.206968	15.346745	8.02%	0
2015	14.542980	14.206968	-2.31%	0
2014	13.414785	14.542980	8.41%	0
2013	9.869532	13.414785	35.92%	0
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.606561	15.362735	-7.49%	0
2019	12.977208	16.606561	27.97%	0
2018	13.789462	12.977208	-5.89%	0
2017	13.242241	13.789462	4.13%	0
2016	12.594056	13.242241	5.15%	0
2015	13.608279	12.594056	-7.45%	0
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	1,547
2012	9.442513	10.706016	13.38%	1,547
2011	9.068332	9.442513	4.13%	2,871
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.922532	23.032889	15.61%	0
2019	15.521538	19.922532	28.35%	0
2018	16.634560	15.521538	-6.69%	0
2017	13.987068	16.634560	18.93%	0
2016	12.798644	13.987068	9.29%	0
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.017159	10.105129	0.88%	0
2019	9.810205	10.017159	2.11%	0
2018	9.919881	9.810205	-1.11%	0
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.965244	19.858119	17.05%	0
2019	13.839448	16.965244	22.59%	0
2018	15.914330	13.839448	-13.04%	0
2017	14.206955	15.914330	12.02%	0
2016	11.980814	14.206955	18.58%	0
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.685003	34.143206	57.45%	0
2019	16.154111	21.685003	34.24%	0
2018	17.717594	16.154111	-8.82%	0
2017	14.161930	17.717594	25.11%	0
2016	13.611219	14.161930	4.05%	0
2015	13.923002	13.611219	-2.24%	0
2014	13.683694	13.923002	1.75%	0
2013	10.063484	13.683694	35.97%	0
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	41.931659	57.470129	37.06%	0
2019	32.263999	41.931659	29.96%	0
2018	35.201188	32.263999	-8.34%	0
2017	28.805422	35.201188	22.20%	0
2016	28.188671	28.805422	2.19%	0
2015	28.451632	28.188671	-0.92%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.679059	9.823481	1.49%	0
2019	9.515694	9.679059	1.72%	0
2018	9.602971	9.515694	-0.91%	0
2017	9.701982	9.602971	-1.02%	0
2016	9.770253	9.701982	-0.70%	0
2015	9.941211	9.770253	-1.72%	0
2014	10.072317	9.941211	-1.30%	0
2013	10.204455	10.072317	-1.29%	2,920
2012	9.944622	10.204455	2.61%	3,375
2011	10.107513	9.944622	-1.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.684982	38.336500	17.29%	0
2019	26.466960	32.684982	23.49%	0
2018	28.621406	26.466960	-7.53%	0
2017	24.634116	28.621406	16.19%	0
2016	22.855833	24.634116	7.78%	0
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.614373	12.016038	3.46%	0
2019	10.369466	11.614373	12.01%	0
2018	11.295212	10.369466	-8.20%	0
2017	10.443812	11.295212	8.15%	0
2016	10.060464	10.443812	3.81%	0
2015	10.768955	10.060464	-6.58%	0
2014	10.689940	10.768955	0.74%	0
2013	10.139899	10.689940	5.42%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.406380	12.760968	2.86%	0
2019	10.842413	12.406380	14.42%	0
2018	12.158463	10.842413	-10.82%	0
2017	10.562248	12.158463	15.11%	0
2016	10.238787	10.562248	3.16%	0
2015	11.517313	10.238787	-11.10%	0
2014	11.637508	11.517313	-1.03%	0
2013	10.258571	11.637508	13.44%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.389712	12.826483	3.53%	0
2019	10.898675	12.389712	13.68%	0
2018	12.026815	10.898675	-9.38%	0
2017	10.789894	12.026815	11.46%	0
2016	10.390953	10.789894	3.84%	0
2015	11.349510	10.390953	-8.45%	0
2014	11.287319	11.349510	0.55%	0
2013	10.276213	11.287319	9.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.427678	12.097093	5.86%	0
2019	10.424747	11.427678	9.62%	0
2018	11.240033	10.424747	-7.25%	0
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.911769	11.408777	4.55%	0
2019	9.701581	10.911769	12.47%	0
2018	10.391977	9.701581	-6.64%	0
2017	9.649008	10.391977	7.70%	0
2016	8.687483	9.649008	11.07%	0
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.337182	12.307601	8.56%	0
2019	10.809035	11.337182	4.89%	0
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.885643	10.987393	0.93%	0
2019	10.677514	10.885643	1.95%	0
2018	10.859710	10.677514	-1.68%	0
2017	10.932566	10.859710	-0.67%	0
2016	11.000168	10.932566	-0.61%	0
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	0
2013	11.568009	11.321857	-2.13%	0
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.133874	10.154111	0.20%	0
2019	10.058939	10.133874	0.74%	0
2018	10.110543	10.058939	-0.51%	0
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.079075	11.795784	6.47%	0
2019	10.433198	11.079075	6.19%	0
2018	10.704355	10.433198	-2.53%	0
2017	10.409667	10.704355	2.83%	0
2016	10.343507	10.409667	0.64%	0
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.841337	24.277575	36.07%	0
2019	13.300058	17.841337	34.14%	0
2018	13.243930	13.300058	0.42%	0
2017	10.312640	13.243930	28.42%	0
2016*	10.000000	10.312640	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.510861	21.455203	9.97%	0
2019	15.891510	19.510861	22.78%	0
2018	20.029605	15.891510	-20.66%	0
2017	16.129121	20.029605	24.18%	0
2016	16.854158	16.129121	-4.30%	0
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.449244	34.49%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.882653	13.371149	3.79%	0
2019	10.070290	12.882653	27.93%	0
2018	11.218802	10.070290	-10.24%	0
2017*	10.000000	11.218802	12.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.858897	53.082685	26.81%	0
2019	33.172352	41.858897	26.19%	0
2018	33.531154	33.172352	-1.07%	0
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	1,377
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.562948	6.484714	16.57%	0
2019	5.083718	5.562948	9.43%	0
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.718298	6.681783	16.85%	0
2019	5.210600	5.718298	9.74%	0
2018	7.406561	5.210600	-29.65%	0
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.750600	10.382862	-3.42%	0
2019*	10.000000	10.750600	7.51%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.966216	52.576141	54.79%	0
2019	27.737167	33.966216	22.46%	0
2018	27.912155	27.737167	-0.63%	0
2017	22.605659	27.912155	23.47%	0
2016	21.385589	22.605659	5.71%	0
2015	22.446886	21.385589	-4.73%	0
2014	23.319615	22.446886	-3.74%	0
2013	15.822984	23.319615	47.38%	0
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.794259	13.154533	2.82%	4,110
2019	11.322986	12.794259	12.99%	4,380
2018	12.465354	11.322986	-9.16%	4,352
2017	11.119816	12.465354	12.10%	4,235
2016	10.971058	11.119816	1.36%	4,116
2015	11.336651	10.971058	-3.22%	4,949
2014	11.095351	11.336651	2.17%	5,764
2013	10.109592	11.095351	9.75%	5,516
2012*	10.000000	10.109592	1.10%	3,146
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	32.482134	32.636194	0.47%	0
2019	26.800183	32.482134	21.20%	0
2018	29.033230	26.800183	-7.69%	0
2017	24.965878	29.033230	16.29%	0
2016	22.923300	24.965878	8.91%	0
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.731578	8.750585	0.22%	0
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.177653	40.596965	1.04%	407
2019	34.175027	40.177653	17.56%	562
2018	41.153413	34.175027	-16.96%	518
2017	37.190455	41.153413	10.66%	325
2016	30.392797	37.190455	22.37%	22
2015	32.868914	30.392797	-7.53%	259
2014	30.769933	32.868914	6.82%	389
2013	22.800524	30.769933	34.95%	1,151
2012	19.629588	22.800524	16.15%	242
2011	21.908237	19.629588	-10.40%	759
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.050959	14.019166	7.42%	9,180
2019	12.222402	13.050959	6.78%	9,309
2018	12.828437	12.222402	-4.72%	9,573
2017	12.619505	12.828437	1.66%	11,742
2016	12.328865	12.619505	2.36%	13,953
2015	12.892289	12.328865	-4.37%	11,720
2014	12.728673	12.892289	1.29%	14,194
2013	14.184631	12.728673	-10.26%	14,627
2012	13.472357	14.184631	5.29%	9,668
2011	12.295411	13.472357	9.57%	4,443

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.868221	33.731227	9.27%	0
2019	25.440405	30.868221	21.34%	0
2018	27.960664	25.440405	-9.01%	0
2017	23.703763	27.960664	17.96%	0
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.471880	30.209279	-0.86%	12,983
2019	24.092597	30.471880	26.48%	12,755
2018	28.234414	24.092597	-14.67%	13,025
2017	25.831977	28.234414	9.30%	12,605
2016	21.467330	25.831977	20.33%	10,459
2015	22.245681	21.467330	-3.50%	8,184
2014	19.518511	22.245681	13.97%	12,802
2013	15.324475	19.518511	27.37%	15,631
2012	13.447730	15.324475	13.96%	3,137
2011	13.831236	13.447730	-2.77%	2,027
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.569708	32.199746	-1.14%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.940686	15.511073	3.82%	6,920
2019	12.914981	14.940686	15.68%	8,052
2018	13.851396	12.914981	-6.76%	8,535
2017	12.304420	13.851396	12.57%	13,489
2016	11.697552	12.304420	5.19%	12,905
2015	12.059422	11.697552	-3.00%	20,249
2014	11.951624	12.059422	0.90%	9,373
2013	10.108911	11.951624	18.23%	16,815
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.432750	11.995874	4.93%	3,605
2019	10.151388	11.432750	12.62%	3,559
2018	10.662380	10.151388	-4.79%	2,388
2017	10.155021	10.662380	5.00%	2,723
2016	9.179683	10.155021	10.62%	2,320
2015*	10.000000	9.179683	-8.20%	2,282
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.328104	10.991857	6.43%	617
2019	9.650739	10.328104	7.02%	579
2018	9.915255	9.650739	-2.67%	514
2017	9.797762	9.915255	1.20%	528
2016	9.752264	9.797762	0.47%	482
2015*	10.000000	9.752264	-2.48%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.339524	14.561864	1.55%	9,466
2019	11.473830	14.339524	24.98%	11,119
2018	12.640824	11.473830	-9.23%	4,708
2017	11.066538	12.640824	14.23%	4,708
2016	9.724339	11.066538	13.80%	3,900
2015*	10.000000	9.724339	-2.76%	3,445
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.027143	20.152575	18.36%	83,937
2019	14.747288	17.027143	15.46%	83,265
2018	16.275779	14.747288	-9.39%	93,399
2017	14.597450	16.275779	11.50%	93,717
2016	14.341252	14.597450	1.79%	96,982
2015	14.774408	14.341252	-2.93%	99,369
2014	14.782617	14.774408	-0.06%	120,366
2013	13.176970	14.782617	12.19%	107,125
2012	12.221543	13.176970	7.82%	45,267
2011	12.934953	12.221543	-5.52%	6,415
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.827096	13.563704	5.74%	3,981
2019	10.915013	12.827096	17.52%	3,606
2018	13.204650	10.915013	-17.34%	3,772
2017	11.705856	13.204650	12.80%	3,951
2016	10.362670	11.705856	12.96%	4,068
2015	10.841571	10.362670	-4.42%	4,106
2014*	10.000000	10.841571	8.42%	1,941
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.151119	48.980004	8.48%	457
2019	37.679360	45.151119	19.83%	803
2018	42.222915	37.679360	-10.76%	607
2017	38.308649	42.222915	10.22%	999
2016	31.073846	38.308649	23.28%	1,009
2015	32.447778	31.073846	-4.23%	1,035
2014	31.480821	32.447778	3.07%	1,058
2013	22.816722	31.480821	37.97%	1,050
2012	20.106417	22.816722	13.48%	942
2011	20.390739	20.106417	-1.39%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.139270	41.711262	15.42%	3,173
2019	28.169580	36.139270	28.29%	3,173
2018	30.199104	28.169580	-6.72%	3,785
2017	25.408165	30.199104	18.86%	4,537
2016	23.251773	25.408165	9.27%	4,593
2015	23.510032	23.251773	-1.10%	3,785
2014	21.199542	23.510032	10.90%	3,785
2013	16.416157	21.199542	29.14%	3,785
2012	14.499648	16.416157	13.22%	2,889
2011	14.551624	14.499648	-0.36%	2,278

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.260222	39.026750	20.97%	4,641
2019	24.231295	32.260222	33.13%	4,707
2018	26.605784	24.231295	-8.92%	4,803
2017	21.363167	26.605784	24.54%	4,864
2016	20.241634	21.363167	5.54%	4,896
2015	21.220085	20.241634	-4.61%	5,169
2014	20.071167	21.220085	5.72%	5,430
2013	16.941897	20.071167	18.47%	3,905
2012	15.689093	16.941897	7.99%	2,515
2011	14.714455	15.689093	6.62%	353
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.777194	27.877752	17.25%	0
2019	19.960348	23.777194	19.12%	0
2018	25.225162	19.960348	-20.87%	0
2017	20.684320	25.225162	21.95%	0
2016	18.062029	20.684320	14.52%	0
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.928093	11.390775	4.23%	0
2019	9.565016	10.928093	14.25%	0
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.616725	15.938028	-4.08%	9,769
2019	13.269039	16.616725	25.23%	8,748
2018	16.295690	13.269039	-18.57%	8,756
2017	14.870368	16.295690	9.58%	6,185
2016	11.568929	14.870368	28.54%	4,227
2015	12.614223	11.568929	-8.29%	3,966
2014	12.180737	12.614223	3.56%	4,053
2013*	10.000000	12.180737	21.81%	7,555
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.696994	10.698083	0.01%	14,438
2019	10.188509	10.696994	4.99%	16,581
2018	10.401188	10.188509	-2.04%	17,679
2017	10.254460	10.401188	1.43%	1,192
2016	9.599118	10.254460	6.83%	1,192
2015	9.888134	9.599118	-2.92%	937
2014	10.027409	9.888134	-1.39%	514

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.619678	10.486176	-1.26%	0
2019	9.032085	10.619678	17.58%	0
2018*	10.000000	9.032085	-9.68%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.768657	14.561308	5.76%	0
2019	12.863013	13.768657	7.04%	0
2018	13.223859	12.863013	-2.73%	0
2017	12.998747	13.223859	1.73%	0
2016	12.804334	12.998747	1.52%	0
2015	13.116623	12.804334	-2.38%	0
2014	12.923495	13.116623	1.49%	0
2013	13.082341	12.923495	-1.21%	0
2012	12.191501	13.082341	7.31%	0
2011	12.190654	12.191501	0.01%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.398242	13.343715	28.33%	0
2019	8.208629	10.398242	26.67%	676
2018*	10.000000	8.208629	-17.91%	676
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.202561	18.931787	10.05%	7,388
2019	15.157378	17.202561	13.49%	7,877
2018	16.148735	15.157378	-6.14%	1,279
2017	14.600530	16.148735	10.60%	2,032
2016	14.150012	14.600530	3.18%	2,842
2015	14.508393	14.150012	-2.47%	3,758
2014	14.198993	14.508393	2.18%	5,424
2013	12.793112	14.198993	10.99%	7,763
2012	11.693642	12.793112	9.40%	6,148
2011	11.976883	11.693642	-2.36%	4,434
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.793609	21.139916	12.48%	1,889
2019	15.988895	18.793609	17.54%	2,377
2018	17.364091	15.988895	-7.92%	3,165
2017	15.231641	17.364091	14.00%	3,917
2016	14.681779	15.231641	3.75%	5,989
2015	15.042833	14.681779	-2.40%	8,621
2014	14.667963	15.042833	2.56%	9,228
2013	12.936935	14.667963	13.38%	9,620
2012	11.669522	12.936935	10.86%	9,467
2011	12.050735	11.669522	-3.16%	4,029

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.731736	23.710725	14.37%	2,839
2019	17.036188	20.731736	21.69%	3,378
2018	18.899226	17.036188	-9.86%	3,346
2017	15.969231	18.899226	18.35%	3,314
2016	15.310086	15.969231	4.31%	3,280
2015	15.697732	15.310086	-2.47%	4,336
2014	15.284923	15.697732	2.70%	4,752
2013	12.839946	15.284923	19.04%	563
2012	11.369757	12.839946	12.93%	563
2011	11.933033	11.369757	-4.72%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.487098	16.150304	19.75%	28,312
2019	11.082677	13.487098	21.70%	50,056
2018	11.829705	11.082677	-6.31%	5,651
2017	10.389799	11.829705	13.86%	2,293
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.206902	52.619407	27.70%	0
2019	32.013944	41.206902	28.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.598496	8.290688	-34.19%	5,534
2019	11.699619	12.598496	7.68%	6,165
2018	15.862564	11.699619	-26.24%	6,502
2017	16.638930	15.862564	-4.67%	10,687
2016	12.710239	16.638930	30.91%	12,605
2015	16.357623	12.710239	-22.30%	12,510
2014	19.124767	16.357623	-14.47%	17,632
2013	15.711387	19.124767	21.73%	15,936
2012	15.300242	15.711387	2.69%	8,162
2011	16.459815	15.300242	-7.04%	488
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.251462	30.528254	4.36%	27,366
2019	23.470854	29.251462	24.63%	28,412
2018	26.175074	23.470854	-10.33%	32,099
2017	23.696439	26.175074	10.46%	37,101
2016	20.530551	23.696439	15.42%	37,471
2015	21.865659	20.530551	-6.11%	41,160
2014	20.557336	21.865659	6.36%	37,843
2013	16.401790	20.557336	25.34%	40,717
2012	14.291310	16.401790	14.77%	4,646
2011	14.480127	14.291310	-1.30%	5,593

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.513925	15.311590	5.50%	5,457
2019	11.414613	14.513925	27.15%	5,750
2018	12.821584	11.414613	-10.97%	5,988
2017	11.213108	12.821584	14.34%	6,248
2016*	10.000000	11.213108	12.13%	6,496
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.209700	58.003693	40.75%	17,494
2019	31.370516	41.209700	31.36%	26,891
2018	32.136944	31.370516	-2.38%	29,803
2017	24.310026	32.136944	32.20%	28,462
2016	24.656563	24.310026	-1.41%	32,004
2015	23.522829	24.656563	4.82%	21,736
2014	21.610653	23.522829	8.85%	19,854
2013	16.205978	21.610653	33.35%	20,410
2012	14.448071	16.205978	12.17%	4,861
2011	14.739601	14.448071	-1.98%	4,336
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.123053	15.116608	7.03%	10,819
2019	13.165762	14.123053	7.27%	9,698
2018	13.535596	13.165762	-2.73%	4,693
2017	13.274138	13.535596	1.97%	5,228
2016	12.957186	13.274138	2.45%	5,130
2015	13.328146	12.957186	-2.78%	4,306
2014	12.870188	13.328146	3.56%	7,722
2013	13.403317	12.870188	-3.98%	7,680
2012	12.945119	13.403317	3.54%	9,876
2011	12.334105	12.945119	4.95%	4,984
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.204937	51.087250	15.57%	10,398
2019	36.602398	44.204937	20.77%	11,189
2018	43.806070	36.602398	-16.44%	13,714
2017	37.062979	43.806070	18.19%	14,344
2016	33.771382	37.062979	9.75%	16,015
2015	35.013378	33.771382	-3.55%	19,317
2014	33.678383	35.013378	3.96%	21,451
2013	25.279972	33.678383	33.22%	19,140
2012	22.506390	25.279972	12.32%	6,455
2011	25.747562	22.506390	-12.59%	2,586

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.052135	29.460920	13.08%	2,925
2019	20.839211	26.052135	25.01%	3,247
2018	25.024092	20.839211	-16.72%	2,183
2017	19.632729	25.024092	27.46%	2,260
2016	21.135613	19.632729	-7.11%	2,623
2015	20.868102	21.135613	1.28%	6,501
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.340910	12.192359	-8.61%	251
2019	11.066525	13.340910	20.55%	251
2018	12.066837	11.066525	-8.29%	251
2017	11.858851	12.066837	1.75%	251
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	37.261975	39.465489	5.91%	0
2019	28.339450	37.261975	31.48%	0
2018	35.037477	28.339450	-19.12%	0
2017	30.005470	35.037477	16.77%	0
2016	28.004041	30.005470	7.15%	0
2015	29.502307	28.004041	-5.08%	0
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	0
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.134678	15.486584	9.56%	26,175
2019	12.027235	14.134678	17.52%	27,240
2018	13.577929	12.027235	-11.42%	29,164
2017	12.365894	13.577929	9.80%	30,701
2016	11.142483	12.365894	10.98%	30,575
2015	12.116992	11.142483	-8.04%	53,614
2014	12.015766	12.116992	0.84%	59,167
2013	9.901081	12.015766	21.36%	49,895
2012	8.755911	9.901081	13.08%	16,410
2011	9.069547	8.755911	-3.46%	11,732

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.959475	16.744087	-1.27%	63,617
2019	14.903402	16.959475	13.80%	61,772
2018	15.885191	14.903402	-6.18%	63,565
2017	14.771344	15.885191	7.54%	67,485
2016	13.211539	14.771344	11.81%	64,236
2015	14.497013	13.211539	-8.87%	73,974
2014	14.132974	14.497013	2.58%	75,899
2013	12.650361	14.132974	11.72%	76,983
2012	11.453388	12.650361	10.45%	16,526
2011	11.408652	11.453388	0.39%	13,791
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	35.787143	40.693102	13.71%	0
2019	28.242868	35.787143	26.71%	0
2018	30.347963	28.242868	-6.94%	0
2017	25.671815	30.347963	18.22%	0
2016	22.561489	25.671815	13.79%	269
2015	23.881409	22.561489	-5.53%	269
2014	22.402200	23.881409	6.60%	269
2013	17.617147	22.402200	27.16%	269
2012	16.048634	17.617147	9.77%	269
2011	15.440812	16.048634	3.94%	269
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.918745	42.202634	3.14%	1,381
2019	33.029755	40.918745	23.88%	1,590
2018	38.670023	33.029755	-14.59%	1,631
2017	35.640501	38.670023	8.50%	1,635
2016	27.919019	35.640501	27.66%	1,945
2015	30.745576	27.919019	-9.19%	1,699
2014	31.179122	30.745576	-1.39%	1,691
2013	23.340627	31.179122	33.58%	1,680
2012	20.108351	23.340627	16.07%	1,710
2011	21.308778	20.108351	-5.63%	1,843
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.926944	13.703876	14.90%	0
2019	9.600963	11.926944	24.23%	0
2018	11.630101	9.600963	-17.45%	0
2017	8.447148	11.630101	37.68%	1,111
2016	7.335223	8.447148	15.16%	0
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.844740	20.201530	-3.09%	0
2019	18.892263	20.844740	10.33%	300
2018	22.789432	18.892263	-17.10%	300
2017	19.916586	22.789432	14.42%	0
2016	18.951764	19.916586	5.09%	0
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	0
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.174205	8.520208	-7.13%	49,417
2019	9.172039	9.174205	0.02%	56,934
2018	9.177639	9.172039	-0.06%	66,297
2017	9.182821	9.177639	-0.06%	71,740
2016	9.097594	9.182821	0.94%	75,182
2015	9.695951	9.097594	-6.17%	77,614
2014	9.710786	9.695951	-0.15%	79,223
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.459315	12.718889	2.08%	564
2019	11.352047	12.459315	9.75%	2,779
2018	12.103922	11.352047	-6.21%	2,800
2017	10.913055	12.103922	10.91%	3,299
2016	10.666799	10.913055	2.31%	3,273
2015	11.550900	10.666799	-7.65%	3,313
2014	11.333471	11.550900	1.92%	1,550
2013	10.178016	11.333471	11.35%	1,936
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.991730	10.455201	4.64%	0
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.609599	10.118340	5.29%	0
2019	9.332830	9.609599	2.97%	2,461
2018	10.028380	9.332830	-6.94%	2,461
2017	9.864769	10.028380	1.66%	3,825
2016	10.109309	9.864769	-2.42%	3,620
2015	10.123204	10.109309	-0.14%	3,582
2014	9.864869	10.123204	2.62%	1,134
2013*	10.000000	9.864869	-1.35%	1,380

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.517371	31.350909	39.23%	0
2019	16.833321	22.517371	33.77%	0
2018	17.865078	16.833321	-5.78%	0
2017	14.342774	17.865078	24.56%	0
2016	14.338045	14.342774	0.03%	0
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.597803	45.98%	1,092
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.162570	51.393357	24.85%	5,567
2019	31.935913	41.162570	28.89%	12,700
2018	37.612542	31.935913	-15.09%	13,229
2017	28.138290	37.612542	33.67%	9,307
2016	28.741527	28.138290	-2.10%	10,369
2015	28.274821	28.741527	1.65%	10,432
2014	28.256219	28.274821	0.07%	9,150
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.464992	10.567912	0.98%	0
2019	9.649632	10.464992	8.45%	273
2018	10.310651	9.649632	-6.41%	1,087
2017	9.916521	10.310651	3.97%	2,515
2016	9.516953	9.916521	4.20%	2,502
2015	9.954297	9.516953	-4.39%	2,603
2014	9.905471	9.954297	0.49%	2,552
2013	10.139690	9.905471	-2.31%	2,502
2012*	10.000000	10.139690	1.40%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.697745	36.450288	11.48%	7,905
2019	25.313892	32.697745	29.17%	8,368
2018	28.095282	25.313892	-9.90%	9,471
2017	24.565657	28.095282	14.37%	7,447
2016	22.509595	24.565657	9.13%	6,779
2015	22.265508	22.509595	1.10%	5,457
2014	20.569009	22.265508	8.25%	5,236
2013	15.960199	20.569009	28.88%	9,217
2012	13.959700	15.960199	14.33%	3,306
2011	14.281674	13.959700	-2.25%	3,308

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.868269	16.949767	6.82%	4,567
2019	12.943199	15.868269	22.60%	4,491
2018	14.934494	12.943199	-13.33%	4,428
2017	13.284075	14.934494	12.42%	5,547
2016	11.971722	13.284075	10.96%	5,182
2015	12.755880	11.971722	-6.15%	5,235
2014	12.488852	12.755880	2.14%	4,566
2013	9.914927	12.488852	25.96%	4,174
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.440878	50.957629	17.30%	1,133
2019	35.125271	43.440878	23.67%	1,341
2018	40.048651	35.125271	-12.29%	1,516
2017	35.855165	40.048651	11.70%	1,712
2016	31.074615	35.855165	15.38%	1,840
2015	33.749328	31.074615	-7.93%	3,048
2014	30.827666	33.749328	9.48%	4,228
2013	22.357865	30.827666	37.88%	3,393
2012	19.379189	22.357865	15.37%	420
2011	20.246317	19.379189	-4.28%	213
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.641202	12.629207	18.68%	4,862
2019	8.481938	10.641202	25.46%	4,968
2018	10.754339	8.481938	-21.13%	5,012
2017	8.673756	10.754339	23.99%	7,802
2016	9.092687	8.673756	-4.61%	9,180
2015	8.994189	9.092687	1.10%	8,608
2014*	10.000000	8.994189	-10.06%	6,825
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.804938	18.763968	11.66%	61,291
2019	14.074053	16.804938	19.40%	62,379
2018	15.181299	14.074053	-7.29%	79,514
2017	13.090311	15.181299	15.97%	85,999
2016	13.701831	13.090311	-4.46%	116,371
2015	15.247004	13.701831	-10.13%	136,525
2014	16.414568	15.247004	-7.11%	144,795
2013	13.378593	16.414568	22.69%	99,760
2012	11.449652	13.378593	16.85%	35,759
2011	12.583734	11.449652	-9.01%	11,097

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.323856	13.851506	3.96%	21,271
2019	12.220949	13.323856	9.02%	29,915
2018	12.734669	12.220949	-4.03%	34,606
2017	12.174147	12.734669	4.60%	42,364
2016	10.685851	12.174147	13.93%	40,478
2015	11.656668	10.685851	-8.33%	46,202
2014	11.666264	11.656668	-0.08%	45,251
2013	10.767691	11.666264	8.35%	35,041
2012*	10.000000	10.767691	7.68%	2,574
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.409902	31.279596	46.10%	22,545
2019	15.829696	21.409902	35.25%	30,242
2018	16.155763	15.829696	-2.02%	34,865
2017	12.983884	16.155763	24.43%	28,787
2016	12.478277	12.983884	4.05%	27,662
2015	13.507213	12.478277	-7.62%	30,077
2014	12.770848	13.507213	5.77%	31,132
2013	10.023807	12.770848	27.41%	15,457
2012*	10.000000	10.023807	0.24%	7,839
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.708568	34.334062	11.81%	0
2019	25.614093	30.708568	19.89%	0
2018	26.014158	25.614093	-1.54%	0
2017	22.457282	26.014158	15.84%	0
2016	21.953479	22.457282	2.29%	0
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.262550	11.094003	8.10%	21,987
2019	9.578021	10.262550	7.15%	19,810
2018	9.896884	9.578021	-3.22%	19,979
2017	9.765727	9.896884	1.34%	6,723
2016	9.742955	9.765727	0.23%	4,124
2015*	10.000000	9.742955	-2.57%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.474022	71.535446	36.33%	717
2019	39.106046	52.474022	34.18%	1,110
2018	39.214255	39.106046	-0.28%	1,172
2017	30.763694	39.214255	27.47%	1,916
2016	30.776024	30.763694	-0.04%	1,988
2015	28.040748	30.776024	9.75%	2,753
2014	26.365808	28.040748	6.35%	2,839
2013	20.544547	26.365808	28.33%	5,710
2012	16.917674	20.544547	21.44%	2,639
2011	18.540512	16.917674	-8.75%	473
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.270126	47.692869	47.79%	7,833
2019	22.726006	32.270126	42.00%	7,538
2018	22.971767	22.726006	-1.07%	10,787
2017	16.166132	22.971767	42.10%	14,781
2016	14.480865	16.166132	11.64%	12,501
2015	14.113205	14.480865	2.61%	12,754
2014	13.163399	14.113205	7.22%	7,274
2013	9.915766	13.163399	32.75%	4,348
2012*	10.000000	9.915766	-0.84%	378
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.285063	34.452225	13.76%	2,612
2019	24.376995	30.285063	24.24%	2,715
2018	29.299767	24.376995	-16.80%	2,880
2017	22.843636	29.299767	28.26%	3,818
2016	24.971763	22.843636	-8.52%	3,958
2015	27.927566	24.971763	-10.58%	6,054
2014	32.404704	27.927566	-13.82%	5,207
2013	28.918947	32.404704	12.05%	3,833
2012	26.060546	28.918947	10.97%	1,534
2011	39.281295	26.060546	-33.66%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.860928	9.545295	-3.20%	1,060
2019	8.512669	9.860928	15.84%	923
2018	10.661459	8.512669	-20.15%	1,721
2017	8.505889	10.661459	25.34%	827
2016	7.182082	8.505889	18.43%	597
2015	9.162735	7.182082	-21.62%	536
2014	9.799432	9.162735	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.431762	10.988018	5.33%	15,392
2019	9.813871	10.431762	6.30%	11,048
2018	10.113958	9.813871	-2.97%	9,585
2017	9.930835	10.113958	1.84%	11,104
2016*	10.000000	9.930835	-0.69%	4,950

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.643893	30.896193	42.75%	8,946
2019	15.625004	21.643893	38.52%	9,826
2018	16.216059	15.625004	-3.64%	9,247
2017	13.090537	16.216059	23.88%	13,827
2016	12.270492	13.090537	6.68%	14,220
2015	12.788982	12.270492	-4.05%	16,024
2014	14.100140	12.788982	-9.30%	19,907
2013	10.183068	14.100140	38.47%	19,552
2012*	10.000000	10.183068	1.83%	1,035
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.620631	37.062764	1.21%	7,283
2019	28.839504	36.620631	26.98%	8,202
2018	32.815061	28.839504	-12.12%	8,357
2017	28.518202	32.815061	15.07%	11,898
2016	25.562297	28.518202	11.56%	9,648
2015	26.316484	25.562297	-2.87%	9,678
2014	24.355034	26.316484	8.05%	10,231
2013	18.318495	24.355034	32.95%	10,663
2012	16.122926	18.318495	13.62%	4,944
2011	16.519974	16.122926	-2.40%	3,313
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.810127	12.242320	13.25%	0
2019*	10.000000	10.810127	8.10%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.927477	24.665705	17.86%	18,419
2019	16.986135	20.927477	23.20%	21,833
2018	19.192306	16.986135	-11.50%	23,335
2017	15.433584	19.192306	24.35%	16,952
2016	15.157397	15.433584	1.82%	14,878
2015	14.539877	15.157397	4.25%	15,230
2014	14.662964	14.539877	-0.84%	10,948
2013	11.716593	14.662964	25.15%	12,118
2012	10.307925	11.716593	13.67%	1,008
2011	10.702750	10.307925	-3.69%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.047632	20.425821	19.82%	0
2019	12.455953	17.047632	36.86%	0
2018	12.632368	12.455953	-1.40%	0
2017	10.056733	12.632368	25.61%	0
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.264009	32.64%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.575142	35.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.611311	14.353275	5.45%	0
2019	12.550316	13.611311	8.45%	0
2018	12.918941	12.550316	-2.85%	0
2017	12.441749	12.918941	3.84%	0
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.277270	25.120956	3.48%	0
2019	21.687075	24.277270	11.94%	0
2018	23.797281	21.687075	-8.87%	0
2017	22.146379	23.797281	7.45%	0
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.535050	11.147682	-3.36%	1,817
2019	9.200502	11.535050	25.37%	1,817
2018	10.188317	9.200502	-9.70%	5,314
2017	9.232228	10.188317	10.36%	7,604
2016	8.189545	9.232228	12.73%	2,674
2015*	10.000000	8.189545	-18.10%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.667356	23.129191	11.91%	3,261
2019	16.998493	20.667356	21.58%	3,528
2018	18.680041	16.998493	-9.00%	4,421
2017	16.210537	18.680041	15.23%	4,986
2016	14.893173	16.210537	8.85%	5,291
2015	16.362123	14.893173	-8.98%	4,961
2014	17.039279	16.362123	-3.97%	5,573
2013	13.173078	17.039279	29.35%	4,884
2012	10.956550	13.173078	20.23%	370
2011	11.276729	10.956550	-2.84%	370

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.657525	18.710237	47.82%	5,528
2019	9.718020	12.657525	30.25%	7,326
2018	11.895432	9.718020	-18.30%	8,165
2017	9.663559	11.895432	23.10%	7,727
2016	10.104996	9.663559	-4.37%	8,990
2015	10.373896	10.104996	-2.59%	10,422
2014	10.725252	10.373896	-3.28%	10,865
2013	9.034304	10.725252	18.72%	6,585
2012	7.976413	9.034304	13.26%	702
2011	9.000995	7.976413	-11.38%	304
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.378935	20.182569	9.81%	109,628
2019	15.519128	18.378935	18.43%	130,230
2018	16.659012	15.519128	-6.84%	131,922
2017	14.672143	16.659012	13.54%	135,201
2016	13.727661	14.672143	6.88%	123,920
2015	13.864243	13.727661	-0.99%	125,434
2014	13.467867	13.864243	2.94%	103,080
2013	11.141370	13.467867	20.88%	90,777
2012	9.820076	11.141370	13.46%	23,605
2011	9.922759	9.820076	-1.03%	29,751
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.490699	12.303860	7.08%	45,759
2019	10.753223	11.490699	6.86%	42,031
2018	11.087281	10.753223	-3.01%	38,764
2017	10.955312	11.087281	1.20%	24,097
2016	10.884112	10.955312	0.65%	20,318
2015	11.126283	10.884112	-2.18%	20,517
2014	10.809399	11.126283	2.93%	17,935
2013	11.315634	10.809399	-4.47%	17,760
2012	10.995134	11.315634	2.91%	13,472
2011	10.606108	10.995134	3.67%	6,974
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.679469	28.893005	27.40%	18,607
2019	17.161755	22.679469	32.15%	18,111
2018	19.326108	17.161755	-11.20%	21,419
2017	15.048988	19.326108	28.42%	18,772
2016	15.318758	15.048988	-1.76%	16,380
2015	14.663961	15.318758	4.47%	15,676
2014	14.686033	14.663961	-0.15%	15,996
2013	11.643199	14.686033	26.13%	8,549
2012	9.726901	11.643199	19.70%	936
2011	10.938302	9.726901	-11.07%	586

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.398597	36.242801	48.54%	31,103
2019	19.099330	24.398597	27.75%	42,332
2018	19.610087	19.099330	-2.60%	48,674
2017	15.648893	19.610087	25.31%	64,475
2016	14.632935	15.648893	6.94%	65,665
2015	14.022697	14.632935	4.35%	75,126
2014	13.234019	14.022697	5.96%	73,153
2013	10.413584	13.234019	27.08%	51,230
2012	9.046835	10.413584	15.11%	9,796
2011	9.680230	9.046835	-6.54%	7,283
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.546997	21.672362	10.87%	44,303
2019	15.863919	19.546997	23.22%	47,914
2018	16.542715	15.863919	-4.10%	50,028
2017	13.836706	16.542715	19.56%	58,040
2016	12.702711	13.836706	8.93%	57,155
2015	12.816088	12.702711	-0.88%	56,416
2014	11.858170	12.816088	8.08%	62,660
2013	9.095307	11.858170	30.38%	63,835
2012	7.924459	9.095307	14.78%	29,306
2011	8.266547	7.924459	-4.14%	15,180
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.695812	16.014565	2.03%	1,305
2019	14.663487	15.695812	7.04%	1,383
2018	15.315903	14.663487	-4.26%	1,962
2017	14.689575	15.315903	4.26%	2,710
2016	13.788618	14.689575	6.53%	2,579
2015	14.481429	13.788618	-4.78%	4,009
2014	14.217275	14.481429	1.86%	3,448
2013	14.664939	14.217275	-3.05%	3,276
2012	13.325004	14.664939	10.06%	482
2011	12.875031	13.325004	3.49%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.900524	35.501940	7.91%	710
2019	26.006962	32.900524	26.51%	710
2018	26.600949	26.006962	-2.23%	710
2017	22.560885	26.600949	17.91%	423
2016	20.698736	22.560885	9.00%	423
2015	20.971602	20.698736	-1.30%	0
2014	19.128379	20.971602	9.64%	0
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
2011	13.576782	13.362918	-1.58%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.555006	32.988673	1.33%	6,774
2019	26.142370	32.555006	24.53%	6,750
2018	28.814927	26.142370	-9.27%	7,762
2017	24.969561	28.814927	15.40%	7,992
2016	21.658570	24.969561	15.29%	8,263
2015	23.628957	21.658570	-8.34%	9,294
2014	22.124037	23.628957	6.80%	8,727
2013	16.676857	22.124037	32.66%	7,159
2012	14.393787	16.676857	15.86%	973
2011	15.063527	14.393787	-4.45%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.969751	12.320507	12.31%	332
2019	9.733250	10.969751	12.70%	332
2018	10.846777	9.733250	-10.27%	332
2017	9.340096	10.846777	16.13%	332
2016	9.250168	9.340096	0.97%	332
2015*	10.000000	9.250168	-7.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.714981	17.343774	10.36%	259
2019	12.929530	15.714981	21.54%	259
2018	14.775950	12.929530	-12.50%	259
2017	12.578517	14.775950	17.47%	259
2016	11.837882	12.578517	6.26%	259
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	1,314
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.102902	15.166469	7.54%	43,101
2019	12.380298	14.102902	13.91%	43,063
2018	13.467439	12.380298	-8.07%	43,199
2017	12.257304	13.467439	9.87%	43,353
2016	11.780796	12.257304	4.04%	45,882
2015	12.143745	11.780796	-2.99%	54,479
2014	11.874946	12.143745	2.26%	42,349
2013	10.562844	11.874946	12.42%	44,145
2012	9.700454	10.562844	8.89%	37,343
2011	10.027838	9.700454	-3.26%	43,164

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.187991	16.599487	9.29%	136,551
2019	12.882537	15.187991	17.90%	141,435
2018	14.307720	12.882537	-9.96%	141,416
2017	12.599919	14.307720	13.55%	166,220
2016	11.973166	12.599919	5.23%	180,842
2015	12.375742	11.973166	-3.25%	180,788
2014	12.055552	12.375742	2.66%	219,375
2013	10.140761	12.055552	18.88%	223,857
2012	9.101244	10.140761	11.42%	164,105
2011	9.613325	9.101244	-5.33%	4,526
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.351534	13.030261	5.50%	42,758
2019	11.382568	12.351534	8.51%	53,596
2018	11.920765	11.382568	-4.51%	53,596
2017	11.430372	11.920765	4.29%	53,596
2016	11.143052	11.430372	2.58%	54,057
2015	11.448690	11.143052	-2.67%	54,739
2014	11.299369	11.448690	1.32%	65,587
2013	10.982338	11.299369	2.89%	62,137
2012	10.419919	10.982338	5.40%	15,709
2011	10.478811	10.419919	-0.56%	604
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.021049	12.380893	2.99%	6,320
2019	10.768381	12.021049	11.63%	6,320
2018	11.812087	10.768381	-8.84%	6,320
2017	10.496412	11.812087	12.53%	6,320
2016	10.141082	10.496412	3.50%	6,320
2015	10.806831	10.141082	-6.16%	6,320
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.505752	13.164312	5.27%	6,529
2019	11.050914	12.505752	13.16%	6,487
2018	12.129939	11.050914	-8.90%	6,497
2017	10.502021	12.129939	15.50%	6,343
2016	10.083850	10.502021	4.15%	6,378
2015	10.811680	10.083850	-6.73%	6,186
2014	10.916085	10.811680	-0.96%	6,092
2013*	10.000000	10.916085	9.16%	5,995

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.693190	15.946721	8.53%	35,374
2019	12.683946	14.693190	15.84%	37,124
2018	13.924425	12.683946	-8.91%	40,457
2017	12.459980	13.924425	11.75%	40,635
2016	11.904805	12.459980	4.66%	40,902
2015	12.272399	11.904805	-3.00%	16,883
2014	11.969453	12.272399	2.53%	12,710
2013	10.362445	11.969453	15.51%	22,030
2012	9.405547	10.362445	10.17%	6,486
2011	9.821305	9.405547	-4.23%	12,044
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.437615	16.992366	10.07%	12,986
2019	12.881014	15.437615	19.85%	17,681
2018	14.518437	12.881014	-11.28%	17,632
2017	12.540346	14.518437	15.77%	62,179
2016	11.886699	12.540346	5.50%	64,944
2015	12.308708	11.886699	-3.43%	65,753
2014	12.005828	12.308708	2.52%	23,626
2013	9.852628	12.005828	21.85%	52,414
2012	8.769858	9.852628	12.35%	2,331
2011	9.382225	8.769858	-6.53%	4,183
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.607953	14.550819	6.93%	133
2019	12.142053	13.607953	12.07%	130
2018	13.004341	12.142053	-6.63%	126
2017	12.069112	13.004341	7.75%	123
2016	11.612009	12.069112	3.94%	121
2015	11.970472	11.612009	-2.99%	26,779
2014	11.729710	11.970472	2.05%	34,722
2013	10.754332	11.729710	9.07%	36,198
2012	9.967594	10.754332	7.89%	26,773
2011	10.192952	9.967594	-2.21%	24,351
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.675270	15.134435	3.13%	2,807
2019	13.305697	14.675270	10.29%	2,807
2018	16.097531	13.305697	-17.34%	4,717
2017	13.377552	16.097531	20.33%	4,717
2016	13.492419	13.377552	-0.85%	5,204
2015	14.319716	13.492419	-5.78%	5,204
2014	15.899946	14.319716	-9.94%	4,717
2013	13.502774	15.899946	17.75%	3,123
2012	11.518399	13.502774	17.23%	1,201
2011	13.414082	11.518399	-14.13%	1,201
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.734398	17.34%	7,336

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.521726	13.109033	4.69%	20,114
2019	11.748880	12.521726	6.58%	19,307
2018	12.066844	11.748880	-2.64%	19,480
2017	11.812447	12.066844	2.15%	7,268
2016	11.472487	11.812447	2.96%	5,019
2015	11.804603	11.472487	-2.81%	3,179
2014	11.501237	11.804603	2.64%	2,595
2013	11.985097	11.501237	-4.04%	24,460
2012	11.373008	11.985097	5.38%	2,425
2011	10.917498	11.373008	4.17%	1,134
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.355628	14.279038	6.91%	231
2019	12.428841	13.355628	7.46%	139
2018	12.864380	12.428841	-3.39%	4,276
2017	12.643252	12.864380	1.75%	4,273
2016	12.477752	12.643252	1.33%	115
2015	12.792070	12.477752	-2.46%	920
2014	12.439242	12.792070	2.84%	700
2013	12.952001	12.439242	-3.96%	1,691
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.503237	10.683817	1.72%	0
2019	10.050215	10.503237	4.51%	0
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.515934	37.133579	10.79%	4,647
2019	27.866488	33.515934	20.27%	6,841
2018	34.518414	27.866488	-19.27%	6,867
2017	24.927100	34.518414	38.48%	5,054
2016	23.652550	24.927100	5.39%	6,045
2015	28.798079	23.652550	-17.87%	7,115
2014	31.156320	28.798079	-7.57%	7,414
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.883079	23.786504	3.95%	2,833
2019	20.339865	22.883079	12.50%	6,637
2018	21.388079	20.339865	-4.90%	9,333
2017	20.431656	21.388079	4.68%	14,223
2016	18.252878	20.431656	11.94%	14,439
2015	19.114320	18.252878	-4.51%	15,774
2014	19.009644	19.114320	0.55%	13,085
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.116624	12.603023	4.01%	10,483
2019	11.628436	12.116624	4.20%	11,595
2018	11.866668	11.628436	-2.01%	13,624
2017	11.854920	11.866668	0.10%	5,394
2016	12.001029	11.854920	-1.22%	5,303
2015	12.253042	12.001029	-2.06%	8,361
2014	11.950681	12.253042	2.53%	11,035
2013	12.703573	11.950681	-5.93%	13,535
2012	12.572529	12.703573	1.04%	9,371
2011	11.954538	12.572529	5.17%	7,511
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.645223	8.497281	-1.71%	30,451
2019	8.662835	8.645223	-0.20%	19,780
2018	8.714877	8.662835	-0.60%	26,490
2017	8.850415	8.714877	-1.53%	25,403
2016	9.025259	8.850415	-1.94%	24,211
2015	9.204747	9.025259	-1.95%	25,849
2014	9.387808	9.204747	-1.95%	40,508
2013	9.574509	9.387808	-1.95%	20,245
2012	9.765449	9.574509	-1.96%	42,907
2011	9.959114	9.765449	-1.94%	22,395
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.717657	10.260392	5.59%	5,886
2019	8.334556	9.717657	16.59%	5,924
2018	9.978335	8.334556	-16.47%	8,597
2017	8.008003	9.978335	24.60%	9,540
2016	8.115402	8.008003	-1.32%	6,928
2015	8.552281	8.115402	-5.11%	6,961
2014	8.785622	8.552281	-2.66%	5,177
2013	7.621717	8.785622	15.27%	5,177
2012	6.746396	7.621717	12.97%	2,238
2011	7.644830	6.746396	-11.75%	2,238
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.815062	11.359940	5.04%	1,235
2019	9.100608	10.815062	18.84%	1,391
2018	10.809728	9.100608	-15.81%	1,360
2017	8.857738	10.809728	22.04%	9,924
2016	8.986409	8.857738	-1.43%	9,996
2015	9.294249	8.986409	-3.31%	9,956
2014	10.104360	9.294249	-8.02%	9,878
2013	8.515928	10.104360	18.65%	9,838
2012	7.347534	8.515928	15.90%	350
2011	8.598280	7.347534	-14.55%	1,277

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.172711	33.376054	10.62%	8,058
2019	24.870450	30.172711	21.32%	7,872
2018	27.832483	24.870450	-10.64%	7,871
2017	23.967273	27.832483	16.13%	7,841
2016	22.328548	23.967273	7.34%	7,854
2015	23.002243	22.328548	-2.93%	10,178
2014	22.345704	23.002243	2.94%	8,485
2013	17.909927	22.345704	24.77%	3,187
2012	15.760488	17.909927	13.64%	0
2011	16.731092	15.760488	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.554030	18.830739	7.27%	7,635
2019	15.521865	17.554030	13.09%	7,591
2018	16.639227	15.521865	-6.72%	7,470
2017	15.269557	16.639227	8.97%	13,819
2016	14.649101	15.269557	4.24%	14,318
2015	14.966448	14.649101	-2.12%	15,027
2014	14.594888	14.966448	2.55%	16,442
2013	13.123412	14.594888	11.21%	16,837
2012	12.236480	13.123412	7.25%	76,580
2011	12.369869	12.236480	-1.08%	7,662
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.384287	23.403514	9.44%	1,254
2019	18.183629	21.384287	17.60%	4,829
2018	19.830499	18.183629	-8.30%	4,868
2017	17.615153	19.830499	12.58%	6,398
2016	16.674050	17.615153	5.64%	6,398
2015	17.096610	16.674050	-2.47%	5,013
2014	16.572851	17.096610	3.16%	1,536
2013	14.144874	16.572851	17.17%	1,590
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.369320	15.035246	4.63%	18,077
2019	13.379613	14.369320	7.40%	18,259
2018	13.897812	13.379613	-3.73%	18,438
2017	13.411307	13.897812	3.63%	21,192
2016	13.117976	13.411307	2.24%	23,608
2015	13.343536	13.117976	-1.69%	22,192
2014	13.099296	13.343536	1.86%	18,840
2013	12.744055	13.099296	2.79%	35,028
2012	12.358508	12.744055	3.12%	3,360
2011	12.244822	12.358508	0.93%	3,360

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.018015	12.321032	2.52%	2,518
2019	10.847076	12.018015	10.79%	2,407
2018	11.723551	10.847076	-7.48%	2,343
2017	10.484880	11.723551	11.81%	2,334
2016	10.115449	10.484880	3.65%	2,341
2015	10.662226	10.115449	-5.13%	2,309
2014	10.613630	10.662226	0.46%	2,253
2013*	10.000000	10.613630	6.14%	6,425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.584132	13.119554	4.25%	49,994
2019	11.136286	12.584132	13.00%	49,991
2018	12.091059	11.136286	-7.90%	49,989
2017	10.542483	12.091059	14.69%	49,993
2016	10.052806	10.542483	4.87%	50,272
2015	10.674947	10.052806	-5.83%	50,279
2014	10.701720	10.674947	-0.25%	10,209
2013*	10.000000	10.701720	7.02%	933
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.286865	24.112847	8.19%	36,698
2019	19.304470	22.286865	15.45%	37,257
2018	20.876366	19.304470	-7.53%	65,363
2017	18.853199	20.876366	10.73%	69,329
2016	17.945268	18.853199	5.06%	72,483
2015	18.363639	17.945268	-2.28%	74,974
2014	17.806277	18.363639	3.13%	83,060
2013	15.571226	17.806277	14.35%	90,452
2012	14.332048	15.571226	8.65%	43,472
2011	14.622383	14.332048	-1.99%	37,541
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.959841	29.693159	10.14%	9,524
2019	22.569455	26.959841	19.45%	22,879
2018	24.948616	22.569455	-9.54%	30,859
2017	21.806289	24.948616	14.41%	31,844
2016	20.500037	21.806289	6.37%	50,218
2015	21.061472	20.500037	-2.67%	52,681
2014	20.465842	21.061472	2.91%	54,482
2013	17.056007	20.465842	19.99%	41,269
2012	15.291798	17.056007	11.54%	31,041
2011	15.934161	15.291798	-4.03%	36,109

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.194509	19.365501	6.44%	2,502
2019	16.351622	18.194509	11.27%	2,544
2018	17.325210	16.351622	-5.62%	2,585
2017	16.178521	17.325210	7.09%	9,693
2016	15.609193	16.178521	3.65%	9,736
2015	15.924497	15.609193	-1.98%	9,782
2014	15.506288	15.924497	2.70%	11,341
2013	14.312546	15.506288	8.34%	10,272
2012	13.511552	14.312546	5.93%	10,592
2011	13.501187	13.511552	0.08%	4,821
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.427445	10.952559	5.04%	0
2019*	10.000000	10.427445	4.27%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.726956	12.175430	13.50%	0
2019*	10.000000	10.726956	7.27%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.578662	27.487682	27.38%	620
2019	16.900612	21.578662	27.68%	620
2018	17.836292	16.900612	-5.25%	620
2017	14.005235	17.836292	27.35%	1,376
2016	14.004290	14.005235	0.01%	1,376
2015	13.849379	14.004290	1.12%	1,684
2014	12.823434	13.849379	8.00%	1,002
2013	9.729903	12.823434	31.79%	1,490
2012	8.544698	9.729903	13.87%	351
2011	9.005380	8.544698	-5.12%	309
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.690005	13.324951	5.00%	0
2019	10.878676	12.690005	16.65%	0
2018	11.658249	10.878676	-6.69%	0
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.602158	15.316945	4.90%	0
2019	12.208720	14.602158	19.60%	0
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	25,636

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.458911	42.371558	16.22%	4,494
2019	27.075736	36.458911	34.66%	7,911
2018	28.049481	27.075736	-3.47%	6,411
2017	22.511913	28.049481	24.60%	8,091
2016	22.219702	22.511913	1.32%	8,919
2015	21.619027	22.219702	2.78%	5,268
2014	20.309979	21.619027	6.45%	4,878
2013	15.198751	20.309979	33.63%	8,392
2012	13.090219	15.198751	16.11%	4,231
2011	13.691636	13.090219	-4.39%	2,016
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.126785	27.962528	-0.58%	437
2019	22.644063	28.126785	24.21%	6,767
2018	25.513247	22.644063	-11.25%	9,661
2017	23.994518	25.513247	6.33%	7,358
2016	20.355923	23.994518	17.87%	8,667
2015	21.725846	20.355923	-6.31%	9,480
2014	19.617821	21.725846	10.75%	9,763
2013	15.195144	19.617821	29.11%	9,763
2012	13.541825	15.195144	12.21%	3,572
2011	13.743741	13.541825	-1.47%	5,484
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.780181	17.80%	18,311
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.111266	48.923500	10.91%	2,933
2019	35.804190	44.111266	23.20%	7,497
2018	41.212182	35.804190	-13.12%	7,579
2017	36.301282	41.212182	13.53%	5,171
2016	30.776705	36.301282	17.95%	5,256
2015	32.204971	30.776705	-4.43%	6,108
2014	30.017686	32.204971	7.29%	1,059
2013	23.010003	30.017686	30.45%	579
2012	19.977903	23.010003	15.18%	286
2011	20.906373	19.977903	-4.44%	899
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.148562	20.498751	-3.07%	1,784
2019	17.416072	21.148562	21.43%	2,191
2018	20.455517	17.416072	-14.86%	2,287
2017	18.325112	20.455517	11.63%	2,276
2016	15.892422	18.325112	15.31%	2,333
2015	16.690140	15.892422	-4.78%	2,683
2014	14.546263	16.690140	14.74%	2,742
2013	10.934308	14.546263	33.03%	2,914
2012	9.585454	10.934308	14.07%	1,665
2011	10.008039	9.585454	-4.22%	1,558

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.565057	44.866914	37.78%	4,166
2019	24.533416	32.565057	32.74%	5,069
2018	27.264414	24.533416	-10.02%	4,265
2017	22.307047	27.264414	22.22%	4,678
2016	21.052971	22.307047	5.96%	4,793
2015	21.358593	21.052971	-1.43%	5,787
2014	21.244174	21.358593	0.54%	6,002
2013	15.051287	21.244174	41.15%	4,038
2012	13.574086	15.051287	10.88%	0
2011	13.963762	13.574086	-2.79%	856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.660685	37.725542	2.90%	523
2019	31.501744	36.660685	16.38%	524
2018	38.770960	31.501744	-18.75%	540
2017	36.357369	38.770960	6.64%	520
2016	29.517622	36.357369	23.17%	895
2015	32.125237	29.517622	-8.12%	1,879
2014	30.688022	32.125237	4.68%	1,976
2013	22.351848	30.688022	37.30%	2,239
2012	18.949634	22.351848	17.95%	434
2011	20.440477	18.949634	-7.29%	298
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.155222	45.775023	19.97%	848
2019	31.043344	38.155222	22.91%	967
2018	36.326525	31.043344	-14.54%	1,634
2017	32.727135	36.326525	11.00%	1,909
2016	27.236083	32.727135	20.16%	2,233
2015	28.314416	27.236083	-3.81%	3,421
2014	28.717928	28.314416	-1.41%	3,754
2013	20.838481	28.717928	37.81%	3,015
2012	18.445249	20.838481	12.97%	1,789
2011	19.970280	18.445249	-7.64%	845
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.436801	21.611676	11.19%	7,338
2019	15.476505	19.436801	25.59%	7,375
2018	16.618259	15.476505	-6.87%	10,327
2017	13.584255	16.618259	22.33%	10,665
2016	12.201172	13.584255	11.34%	8,322
2015	12.594061	12.201172	-3.12%	8,647
2014	12.053878	12.594061	4.48%	8,984
2013	8.564913	12.053878	40.74%	9,243
2012	7.476887	8.564913	14.55%	4,454
2011	8.631396	7.476887	-13.38%	5,446

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.224184	22.474625	11.13%	1,224
2019	16.364088	20.224184	23.59%	1,224
2018	17.733263	16.364088	-7.72%	1,224
2017	15.279085	17.733263	16.06%	1,224
2016	14.151526	15.279085	7.97%	1,289
2015	14.493622	14.151526	-2.36%	1,291
2014	13.376068	14.493622	8.35%	1,224
2013	9.846058	13.376068	35.85%	1,224
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	6,727
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.508067	15.263835	-7.54%	11,832
2019	12.906811	16.508067	27.90%	22,483
2018	13.721699	12.906811	-5.94%	27,083
2017	13.183858	13.721699	4.08%	28,845
2016	12.544898	13.183858	5.09%	30,707
2015	13.562081	12.544898	-7.50%	30,290
2014	10.755035	13.562081	26.10%	25,618
2013	10.680542	10.755035	0.70%	26,598
2012	9.424859	10.680542	13.32%	8,848
2011	9.055986	9.424859	4.07%	1,433
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.854940	22.943047	15.55%	52,513
2019	15.476759	19.854940	28.29%	59,340
2018	16.595079	15.476759	-6.74%	63,356
2017	13.960961	16.595079	18.87%	75,535
2016	12.781249	13.960961	9.23%	86,677
2015	12.913677	12.781249	-1.03%	87,543
2014	11.647335	12.913677	10.87%	48,063
2013*	10.000000	11.647335	16.47%	27,965
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.957752	10.040075	0.83%	16,423
2019	9.756995	9.957752	2.06%	23,453
2018	9.871129	9.756995	-1.16%	22,890
2017	9.910394	9.871129	-0.40%	14,236
2016	9.861228	9.910394	0.50%	10,939
2015	10.091776	9.861228	-2.28%	8,687
2014	10.241887	10.091776	-1.47%	8,120
2013	10.434583	10.241887	-1.85%	3,838
2012	10.280398	10.434583	1.50%	12,989
2011	10.349954	10.280398	-0.67%	624

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.907639	19.780602	16.99%	2,637
2019	13.799493	16.907639	22.52%	14,197
2018	15.876540	13.799493	-13.08%	12,600
2017	14.180420	15.876540	11.96%	12,484
2016	11.964520	14.180420	18.52%	11,871
2015	12.828800	11.964520	-6.74%	11,538
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	104
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.556424	33.923477	57.37%	3,651
2019	16.066510	21.556424	34.17%	3,295
2018	17.630562	16.066510	-8.87%	2,037
2017	14.099530	17.630562	25.04%	3,173
2016	13.558135	14.099530	3.99%	2,270
2015	13.875771	13.558135	-2.29%	4,499
2014	13.644232	13.875771	1.70%	3,440
2013	10.039569	13.644232	35.90%	3,440
2012	8.931698	10.039569	12.40%	538
2011	9.533309	8.931698	-6.31%	394
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	41.569799	56.945149	36.99%	0
2019	32.001880	41.569799	29.90%	0
2018	34.933127	32.001880	-8.39%	0
2017	28.600591	34.933127	22.14%	0
2016	28.002457	28.600591	2.14%	0
2015	28.278097	28.002457	-0.97%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.596123	9.734343	1.44%	27,108
2019	9.438966	9.596123	1.66%	27,622
2018	9.530418	9.438966	-0.96%	28,077
2017	9.633568	9.530418	-1.07%	29,019
2016	9.706292	9.633568	-0.75%	29,816
2015	9.881184	9.706292	-1.77%	30,748
2014	10.016598	9.881184	-1.35%	35,351
2013	10.153185	10.016598	-1.35%	36,094
2012	9.899724	10.153185	2.56%	32,913
2011	10.066997	9.899724	-1.66%	24,125

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.408460	37.992807	17.23%	0
2019	26.256417	32.408460	23.43%	0
2018	28.408292	26.256417	-7.57%	0
2017	24.463118	28.408292	16.13%	0
2016	22.708715	24.463118	7.73%	0
2015	23.268227	22.708715	-2.40%	0
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	0
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.572029	11.966127	3.41%	10,426
2019	10.336930	11.572029	11.95%	10,761
2018	11.265541	10.336930	-8.24%	11,153
2017	10.421677	11.265541	8.10%	11,515
2016	10.044254	10.421677	3.76%	11,024
2015	10.757094	10.044254	-6.63%	10,813
2014	10.683618	10.757094	0.69%	11,082
2013	10.139064	10.683618	5.37%	5,209
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.361140	12.707950	2.81%	6,452
2019	10.808384	12.361140	14.37%	6,523
2018	12.126518	10.808384	-10.87%	6,738
2017	10.539853	12.126518	15.05%	6,941
2016	10.222271	10.539853	3.11%	7,010
2015	11.504611	10.222271	-11.15%	6,870
2014	11.630621	11.504611	-1.08%	7,291
2013	10.257731	11.630621	13.38%	2,984
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.344563	12.773222	3.47%	8,143
2019	10.864496	12.344563	13.62%	7,688
2018	11.995253	10.864496	-9.43%	7,657
2017	10.767043	11.995253	11.41%	7,471
2016	10.374210	10.767043	3.79%	7,341
2015	11.337017	10.374210	-8.49%	7,227
2014	11.280647	11.337017	0.50%	7,194
2013	10.275369	11.280647	9.78%	7,073
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.383062	12.043708	5.80%	29,315
2019	10.389346	11.383062	9.56%	28,860
2018	11.207615	10.389346	-7.30%	30,373
2017	10.081144	11.207615	11.17%	29,606
2016	9.105932	10.081144	10.71%	29,436
2015	10.226711	9.105932	-10.96%	31,538
2014	10.382876	10.226711	-1.50%	34,722
2013	10.577812	10.382876	-1.84%	30,207
2012*	10.000000	10.577812	5.78%	1,536

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.874734	11.364259	4.50%	0
2019	9.673586	10.874734	12.42%	0
2018	10.367293	9.673586	-6.69%	3,414
2017	9.630977	10.367293	7.65%	3,414
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.275685	12.234613	8.50%	6,395
2019	10.755888	11.275685	4.83%	6,632
2018	11.436860	10.755888	-5.95%	7,371
2017	10.532998	11.436860	8.58%	8,379
2016	10.438810	10.532998	0.90%	8,298
2015	11.469395	10.438810	-8.99%	8,398
2014	11.662394	11.469395	-1.65%	8,252
2013	12.730338	11.662394	-8.39%	8,232
2012	12.338602	12.730338	3.17%	7,059
2011	11.606488	12.338602	6.31%	6,111
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.826579	10.922208	0.88%	32,774
2019	10.624998	10.826579	1.90%	32,661
2018	10.811841	10.624998	-1.73%	35,011
2017	10.889914	10.811841	-0.72%	60,307
2016	10.962826	10.889914	-0.67%	59,581
2015	11.157555	10.962826	-1.75%	64,861
2014	11.294935	11.157555	-1.22%	81,668
2013	11.546390	11.294935	-2.18%	123,163
2012	11.136275	11.546390	3.68%	68,422
2011	11.243820	11.136275	-0.96%	40,424
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.114904	10.129946	0.15%	0
2019	10.045222	10.114904	0.69%	0
2018	10.101951	10.045222	-0.56%	0
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.030247	11.737811	6.41%	41,445
2019	10.392520	11.030247	6.14%	45,224
2018	10.668095	10.392520	-2.58%	48,874
2017	10.379677	10.668095	2.78%	59,994
2016	10.318944	10.379677	0.59%	53,951
2015	10.488961	10.318944	-1.62%	58,176
2014	10.269571	10.488961	2.14%	59,943
2013	10.693354	10.269571	-3.96%	63,034
2012	9.960299	10.693354	7.36%	67,984
2011*	10.000000	9.960299	-0.40%	2,142

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.809909	24.222483	36.01%	2,841
2019	13.283391	17.809909	34.08%	3,698
2018	13.234126	13.283391	0.37%	3,482
2017	10.310233	13.234126	28.36%	3,482
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.345735	21.262775	9.91%	610
2019	15.765047	19.345735	22.71%	610
2018	19.880416	15.765047	-20.70%	610
2017	16.017126	19.880416	24.12%	554
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.444682	34.45%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.865135	13.346159	3.74%	977
2019	10.061721	12.865135	27.86%	977
2018	11.215011	10.061721	-10.28%	977
2017*	10.000000	11.215011	12.15%	774
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.653185	52.794904	26.75%	12,095
2019	33.026162	41.653185	26.12%	12,713
2018	33.400505	33.026162	-1.12%	13,589
2017	26.756409	33.400505	24.83%	16,777
2016	30.562098	26.756409	-12.45%	16,865
2015	27.713887	30.562098	10.28%	18,740
2014	21.539315	27.713887	28.67%	19,721
2013	14.595017	21.539315	47.58%	14,265
2012	11.363302	14.595017	28.44%	1,531
2011	10.498469	11.363302	8.24%	321
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.541239	6.456118	16.51%	14,133
2019	5.066467	5.541239	9.37%	15,467
2018	7.219996	5.066467	-29.83%	18,937
2017	7.511242	7.219996	-3.88%	14,699
2016	5.341347	7.511242	40.62%	21,269
2015	8.207733	5.341347	-34.92%	18,035
2014	10.379231	8.207733	-20.92%	16,434
2013	9.597551	10.379231	8.14%	21,778
2012*	10.000000	9.597551	-4.02%	7,721

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.695962	6.652274	16.79%	0
2019	5.192885	5.695962	9.69%	0
2018	7.385177	5.192885	-29.69%	0
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	174
2012*	10.000000	9.693042	-3.07%	203
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.746940	10.374029	-3.47%	0
2019*	10.000000	10.746940	7.47%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.705245	52.145622	54.71%	2,235
2019	27.538097	33.705245	22.39%	4,487
2018	27.726058	27.538097	-0.68%	7,319
2017	22.466353	27.726058	23.41%	5,726
2016	21.264601	22.466353	5.65%	5,195
2015	22.331284	21.264601	-4.78%	6,235
2014	23.211348	22.331284	-3.79%	5,748
2013	15.757536	23.211348	47.30%	3,967
2012	14.898983	15.757536	5.76%	3,722
2011	15.926844	14.898983	-6.45%	815

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.744346	13.096535	2.76%	0
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	531
2016	10.950581	11.093419	1.30%	1,374
2015	11.321262	10.950581	-3.27%	1,343
2014	11.085940	11.321262	2.12%	1,338
2013	10.106163	11.085940	9.69%	412
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	32.203756	32.339993	0.42%	0
2019	26.584051	32.203756	21.14%	0
2018	28.813859	26.584051	-7.74%	0
2017	24.789826	28.813859	16.23%	0
2016	22.773229	24.789826	8.86%	0
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.724162	8.738696	0.17%	0
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.833289	40.228465	0.99%	2,050
2019	33.899403	39.833289	17.50%	1,793
2018	40.842478	33.899403	-17.00%	1,783
2017	36.928221	40.842478	10.60%	2,349
2016	30.193849	36.928221	22.30%	2,023
2015	32.670414	30.193849	-7.58%	2,509
2014	30.599720	32.670414	6.77%	2,199
2013	22.685955	30.599720	34.88%	3,125
2012	19.540947	22.685955	16.09%	0
2011	21.820428	19.540947	-10.45%	205
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.938252	13.890996	7.36%	2,044
2019	12.123040	12.938252	6.72%	2,054
2018	12.730673	12.123040	-4.77%	2,247
2017	12.529707	12.730673	1.60%	2,684
2016	12.247367	12.529707	2.31%	18,547
2015	12.813619	12.247367	-4.42%	4,802
2014	12.657454	12.813619	1.23%	5,065
2013	14.112464	12.657454	-10.31%	2,771
2012	13.410674	14.112464	5.23%	2,400
2011	12.245336	13.410674	9.52%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.603698	33.425123	9.22%	0
2019	25.235271	30.603698	21.27%	0
2018	27.749451	25.235271	-9.06%	0
2017	23.536664	27.749451	17.90%	0
2016	21.215282	23.536664	10.94%	0
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.244831	29.968889	-0.91%	433
2019	23.925278	30.244831	26.41%	1,124
2018	28.052720	23.925278	-14.71%	1,120
2017	25.678797	28.052720	9.24%	1,199
2016	21.350886	25.678797	20.27%	1,181
2015	22.136312	21.350886	-3.55%	1,766
2014	19.432451	22.136312	13.91%	6,618
2013	15.264684	19.432451	27.30%	581
2012	13.402114	15.264684	13.90%	373
2011	13.791333	13.402114	-2.82%	609
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.290733	31.907662	-1.19%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.886236	15.446653	3.76%	0
2019	12.874475	14.886236	15.63%	0
2018	13.815036	12.874475	-6.81%	0
2017	12.278375	13.815036	12.52%	477
2016	11.678719	12.278375	5.13%	462
2015	12.046145	11.678719	-3.05%	446
2014	11.944556	12.046145	0.85%	435
2013	10.108080	11.944556	18.17%	391
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.405548	11.961227	4.87%	0
2019	10.132401	11.405548	12.57%	0
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.303519	10.960092	6.37%	0
2019	9.632675	10.303519	6.96%	0
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	2,790
2015*	10.000000	9.748940	-2.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.305438	14.519837	1.50%	0
2019	11.452398	14.305438	24.91%	0
2018	12.623683	11.452398	-9.28%	4,277
2017	11.057149	12.623683	14.17%	4,840
2016	9.721023	11.057149	13.74%	563
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.934722	20.032977	18.30%	6,379
2019	14.674730	16.934722	15.40%	6,466
2018	16.204024	14.674730	-9.44%	13,046
2017	14.540489	16.204024	11.44%	13,732
2016	14.292562	14.540489	1.73%	8,824
2015	14.731757	14.292562	-2.98%	17,764
2014	14.747464	14.731757	-0.11%	18,756
2013	13.152347	14.747464	12.13%	6,215
2012	12.204946	13.152347	7.76%	4,733
2011	12.923966	12.204946	-5.56%	1,888
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	0
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	510
2015	10.837883	10.353854	-4.47%	528
2014*	10.000000	10.837883	8.38%	306
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.764187	48.535493	8.42%	0
2019	37.375521	44.764187	19.77%	0
2018	41.903939	37.375521	-10.81%	0
2017	38.038576	41.903939	10.16%	154
2016	30.870456	38.038576	23.22%	0
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
2011	20.308990	20.015618	-1.44%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.829589	41.332744	15.36%	3,460
2019	27.942438	35.829589	28.23%	4,402
2018	29.970971	27.942438	-6.77%	4,621
2017	25.229041	29.970971	18.80%	4,932
2016	23.099606	25.229041	9.22%	5,488
2015	23.368092	23.099606	-1.15%	6,044
2014	21.082293	23.368092	10.84%	6,804
2013	16.333683	21.082293	29.07%	7,448
2012	14.434186	16.333683	13.16%	8,238
2011	14.493289	14.434186	-0.41%	1,934

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.983659	38.672456	20.91%	1,252
2019	24.035824	31.983659	33.07%	1,244
2018	26.404696	24.035824	-8.97%	1,248
2017	21.212475	26.404696	24.48%	1,254
2016	20.109095	21.212475	5.49%	1,257
2015	21.091894	20.109095	-4.66%	1,310
2014	19.960095	21.091894	5.67%	1,321
2013	16.856739	19.960095	18.41%	1,556
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	43
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.573344	27.624670	17.19%	0
2019	19.799309	23.573344	19.06%	0
2018	25.034508	19.799309	-20.91%	0
2017	20.538424	25.034508	21.89%	0
2016	17.943753	20.538424	14.46%	0
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.913224	11.369469	4.18%	0
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.560320	15.875812	-4.13%	150
2019	13.230741	16.560320	25.17%	124
2018	16.256998	13.230741	-18.62%	116
2017	14.842606	16.256998	9.53%	115
2016	11.553198	14.842606	28.47%	572
2015	12.603502	11.553198	-8.33%	592
2014	12.176596	12.603502	3.51%	693
2013*	10.000000	12.176596	21.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.660617	10.656272	-0.04%	1,979
2019	10.159049	10.660617	4.94%	1,968
2018	10.376444	10.159049	-2.10%	2,695
2017	10.235288	10.376444	1.38%	812
2016	9.586053	10.235288	6.77%	791
2015	9.879704	9.586053	-2.97%	1,309
2014	10.023973	9.879704	-1.44%	1,185

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.612253	10.473494	-1.31%	0
2019	9.030370	10.612253	17.52%	0
2018*	10.000000	9.030370	-9.70%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.650681	14.429185	5.70%	0
2019	12.759311	13.650681	6.99%	0
2018	13.123973	12.759311	-2.78%	0
2017	12.907117	13.123973	1.68%	0
2016	12.720535	12.907117	1.47%	0
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.389400	13.325572	28.26%	5,496
2019	8.205835	10.389400	26.61%	5,438
2018*	10.000000	8.205835	-17.94%	103
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.074299	18.781055	10.00%	0
2019	15.052050	17.074299	13.44%	0
2018	16.044753	15.052050	-6.19%	0
2017	14.513895	16.044753	10.55%	0
2016	14.073210	14.513895	3.13%	889
2015	14.437002	14.073210	-2.52%	2,205
2014	14.136329	14.437002	2.13%	3,797
2013	12.743149	14.136329	10.93%	4,949
2012	11.653935	12.743149	9.35%	6,298
2011	11.942285	11.653935	-2.41%	7,300
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.653595	20.971727	12.43%	0
2019	15.877875	18.653595	17.48%	0
2018	17.252372	15.877875	-7.97%	0
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	477
2015	14.968878	14.602141	-2.45%	1,011
2014	14.603300	14.968878	2.50%	1,858
2013	12.886464	14.603300	13.32%	2,469
2012	11.629948	12.886464	10.80%	3,528
2011	12.015974	11.629948	-3.21%	3,917

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.577169	23.521959	14.31%	6,982
2019	16.917783	20.577169	21.63%	7,156
2018	18.777519	16.917783	-9.90%	7,118
2017	15.874465	18.777519	18.29%	6,667
2016	15.226975	15.874465	4.25%	6,338
2015	15.620484	15.226975	-2.52%	5,864
2014	15.217470	15.620484	2.65%	3,911
2013	12.789803	15.217470	18.98%	719
2012	11.331155	12.789803	12.87%	712
2011	11.898578	11.331155	-4.77%	717
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.461898	16.111920	19.69%	1,739
2019	11.067605	13.461898	21.63%	1,788
2018	11.819691	11.067605	-6.36%	932
2017	10.386296	11.819691	13.80%	866
2016*	10.000000	10.386296	3.86%	849
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.853763	52.141866	27.63%	0
2019	31.755775	40.853763	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.504535	8.224653	-34.23%	3,584
2019	11.618281	12.504535	7.63%	2,447
2018	15.760382	11.618281	-26.28%	1,979
2017	16.540153	15.760382	-4.71%	2,216
2016	12.641213	16.540153	30.84%	2,173
2015	16.277112	12.641213	-22.34%	5,370
2014	19.040356	16.277112	-14.51%	9,581
2013	15.650026	19.040356	21.66%	139
2012	15.248274	15.650026	2.63%	3,148
2011	16.412262	15.248274	-7.09%	29
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.000685	30.251095	4.31%	13,689
2019	23.281508	29.000685	24.57%	16,211
2018	25.977235	23.281508	-10.38%	14,910
2017	23.529291	25.977235	10.40%	15,531
2016	20.396102	23.529291	15.36%	16,560
2015	21.733564	20.396102	-6.15%	18,399
2014	20.443580	21.733564	6.31%	17,689
2013	16.319340	20.443580	25.27%	18,833
2012	14.226743	16.319340	14.71%	15,519
2011	14.422051	14.226743	-1.35%	3,415

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.486831	15.275221	5.44%	0
2019	11.399115	14.486831	27.09%	0
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.856461	57.477193	40.68%	2,483
2019	31.117489	40.856461	31.30%	2,357
2018	31.894091	31.117489	-2.43%	2,673
2017	24.138587	31.894091	32.13%	2,277
2016	24.495145	24.138587	-1.46%	3,936
2015	23.380750	24.495145	4.77%	15,650
2014	21.491087	23.380750	8.79%	2,772
2013	16.124534	21.491087	33.28%	4,990
2012	14.382815	16.124534	12.11%	4,692
2011	14.680492	14.382815	-2.03%	3,767
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.002087	14.979506	6.98%	0
2019	13.059648	14.002087	7.22%	0
2018	13.433386	13.059648	-2.78%	0
2017	13.180598	13.433386	1.92%	0
2016	12.872430	13.180598	2.39%	0
2015	13.247709	12.872430	-2.83%	0
2014	12.799039	13.247709	3.51%	0
2013	13.336017	12.799039	-4.03%	558
2012	12.886699	13.336017	3.49%	558
2011	12.284691	12.886699	4.90%	917
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.826045	50.623537	15.51%	1,115
2019	36.307181	43.826045	20.71%	1,079
2018	43.475075	36.307181	-16.49%	1,078
2017	36.801640	43.475075	18.13%	1,092
2016	33.550316	36.801640	9.69%	1,537
2015	34.801933	33.550316	-3.60%	1,847
2014	33.492090	34.801933	3.91%	1,527
2013	25.152950	33.492090	33.15%	1,779
2012	22.404753	25.152950	12.27%	3,128
2011	25.644353	22.404753	-12.63%	5,094

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.828901	29.193595	13.03%	810
2019	20.671191	25.828901	24.95%	845
2018	24.835075	20.671191	-16.77%	2,872
2017	19.494328	24.835075	27.40%	2,909
2016	20.997299	19.494328	-7.16%	748
2015	20.742119	20.997299	1.23%	688
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.295585	12.144731	-8.66%	0
2019	11.034557	13.295585	20.49%	718
2018	12.038159	11.034557	-8.34%	748
2017	11.836697	12.038159	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	36.942602	39.107279	5.86%	0
2019	28.110869	36.942602	31.42%	0
2018	34.772725	28.110869	-19.16%	0
2017	29.793888	34.772725	16.71%	0
2016	27.820724	29.793888	7.09%	0
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.050825	15.386868	9.51%	0
2019	11.961986	14.050825	17.46%	0
2018	13.511207	11.961986	-11.47%	0
2017	12.311382	13.511207	9.75%	10,527
2016	11.099003	12.311382	10.92%	487
2015	12.075865	11.099003	-8.09%	443
2014	11.981099	12.075865	0.79%	417
2013	9.877544	11.981099	21.30%	398
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.841619	16.619263	-1.32%	9,362
2019	14.807394	16.841619	13.74%	9,984
2018	15.790961	14.807394	-6.23%	9,089
2017	14.691182	15.790961	7.49%	9,000
2016	13.146530	14.691182	11.75%	10,983
2015	14.433032	13.146530	-8.91%	12,245
2014	14.077774	14.433032	2.52%	13,192
2013	12.607377	14.077774	11.66%	4,480
2012	11.420312	12.607377	10.39%	15,166
2011	11.381495	11.420312	0.34%	18,818
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	35.480321	40.323650	13.65%	0
2019	28.015011	35.480321	26.65%	0
2018	30.118592	28.015011	-6.98%	0
2017	25.490748	30.118592	18.15%	0
2016	22.413766	25.490748	13.73%	0
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	0
2013	17.528600	22.278240	27.10%	0
2012	15.976137	17.528600	9.72%	0
2011	15.378887	15.976137	3.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.568048	41.819589	3.09%	0
2019	32.763362	40.568048	23.82%	0
2018	38.377835	32.763362	-14.63%	0
2017	35.389190	38.377835	8.45%	0
2016	27.736252	35.389190	27.59%	0
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	1,245
2011	21.223345	20.017536	-5.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.892504	13.657349	14.84%	170
2019	9.578126	11.892504	24.16%	170
2018	11.608387	9.578126	-17.49%	170
2017	8.435665	11.608387	37.61%	292
2016	7.328975	8.435665	15.10%	170
2015	9.302213	7.328975	-21.21%	170
2014*	10.000000	9.302213	-6.98%	170

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.666070	20.018182	-3.14%	155
2019	18.739888	20.666070	10.28%	155
2018	22.617235	18.739888	-17.14%	155
2017	19.776154	22.617235	14.37%	155
2016	18.827701	19.776154	5.04%	155
2015	20.546087	18.827701	-8.36%	155
2014	23.591756	20.546087	-12.91%	155
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.143042	8.486936	-7.18%	10,169
2019	9.145540	9.143042	-0.03%	10,051
2018	9.155821	9.145540	-0.11%	10,447
2017	9.165653	9.155821	-0.11%	16,940
2016	9.085217	9.165653	0.89%	17,740
2015	9.687708	9.085217	-6.22%	19,194
2014	9.707479	9.687708	-0.20%	19,794
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.410716	12.662810	2.03%	0
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.983224	10.440962	4.59%	0
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.576973	10.078841	5.24%	2,075
2019	9.305889	9.576973	2.91%	2,010
2018	10.004560	9.305889	-6.98%	2,075
2017	9.846341	10.004560	1.61%	3,233
2016	10.095561	9.846341	-2.47%	3,057
2015	10.114593	10.095561	-0.19%	3,200
2014	9.861505	10.114593	2.57%	2,836
2013*	10.000000	9.861505	-1.38%	2,889

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.429373	31.212479	39.16%	0
2019	16.776080	22.429373	33.70%	0
2018	17.813476	16.776080	-5.82%	0
2017	14.308613	17.813476	24.49%	0
2016	14.311170	14.308613	-0.02%	0
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	0
2013	9.599394	13.151264	37.00%	0
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.592826	45.93%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.809801	50.926926	24.79%	353
2019	31.678367	40.809801	28.83%	374
2018	37.328377	31.678367	-15.14%	397
2017	27.939897	37.328377	33.60%	419
2016	28.553403	27.939897	-2.15%	466
2015	28.104084	28.553403	1.60%	2,012
2014	28.099930	28.104084	0.01%	691
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	2,121
2011	21.249728	19.049612	-10.35%	2,270
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.426717	10.523882	0.93%	880
2019	9.619236	10.426717	8.39%	947
2018	10.283460	9.619236	-6.46%	947
2017	9.895412	10.283460	3.92%	1,024
2016	9.501524	9.895412	4.15%	1,024
2015	9.943225	9.501524	-4.44%	1,024
2014	9.899508	9.943225	0.44%	1,623
2013	10.138757	9.899508	-2.36%	1,719
2012*	10.000000	10.138757	1.39%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.417507	36.119468	11.42%	651
2019	25.109749	32.417507	29.10%	675
2018	27.883006	25.109749	-9.95%	698
2017	24.392445	27.883006	14.31%	656
2016	22.362245	24.392445	9.08%	658
2015	22.131050	22.362245	1.04%	1,212
2014	20.455224	22.131050	8.19%	528
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.806325	16.874984	6.76%	1,194
2019	12.899256	15.806325	22.54%	1,266
2018	14.891438	12.899256	-13.38%	1,344
2017	13.252515	14.891438	12.37%	1,418
2016	11.949361	13.252515	10.91%	1,575
2015	12.738549	11.949361	-6.20%	1,575
2014	12.478245	12.738549	2.09%	1,636
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.068547	50.495103	17.24%	72
2019	34.841975	43.068547	23.61%	0
2018	39.746044	34.841975	-12.34%	0
2017	35.602346	39.746044	11.64%	254
2016	30.871193	35.602346	15.33%	247
2015	33.545511	30.871193	-7.97%	247
2014	30.657127	33.545511	9.42%	37
2013	22.245507	30.657127	37.81%	37
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.610462	12.586297	18.62%	624
2019	8.461748	10.610462	25.39%	624
2018	10.734262	8.461748	-21.17%	5,502
2017	8.661969	10.734262	23.92%	5,502
2016	9.084958	8.661969	-4.66%	624
2015	8.991116	9.084958	1.04%	624
2014*	10.000000	8.991116	-10.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.713738	18.652613	11.60%	3,847
2019	14.004804	16.713738	19.34%	3,838
2018	15.114357	14.004804	-7.34%	4,836
2017	13.039207	15.114357	15.91%	5,306
2016	13.655295	13.039207	-4.51%	5,574
2015	15.202990	13.655295	-10.18%	5,557
2014	16.375548	15.202990	-7.16%	5,397
2013	13.353591	16.375548	22.63%	3,702
2012	11.434104	13.353591	16.79%	1,567
2011	12.573051	11.434104	-9.06%	1,677

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.271857	13.790413	3.91%	1,147
2019	12.179463	13.271857	8.97%	1,116
2018	12.697952	12.179463	-4.08%	1,353
2017	12.145221	12.697952	4.55%	1,228
2016	10.665878	12.145221	13.87%	1,227
2015	11.640813	10.665878	-8.38%	3,718
2014	11.656352	11.640813	-0.13%	10,689
2013	10.764030	11.656352	8.29%	24,991
2012*	10.000000	10.764030	7.64%	258
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.326357	31.141672	46.02%	11,947
2019	15.775967	21.326357	35.18%	12,276
2018	16.109186	15.775967	-2.07%	18,591
2017	12.953034	16.109186	24.37%	10,880
2016	12.454962	12.953034	4.00%	11,179
2015	13.488862	12.454962	-7.66%	9,719
2014	12.760017	13.488862	5.71%	1,005
2013	10.020404	12.760017	27.34%	715
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.445412	34.022497	11.75%	0
2019	25.407545	30.445412	19.83%	0
2018	25.817626	25.407545	-1.59%	0
2017	22.298951	25.817626	15.78%	0
2016	21.809784	22.298951	2.24%	0
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.238168	11.062005	8.05%	0
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.024340	70.886282	36.26%	2,121
2019	38.790693	52.024340	34.12%	2,187
2018	38.917987	38.790693	-0.33%	2,301
2017	30.546790	38.917987	27.40%	2,417
2016	30.574576	30.546790	-0.09%	2,542
2015	27.871410	30.574576	9.70%	2,661
2014	26.219945	27.871410	6.30%	2,887
2013	20.441302	26.219945	28.27%	2,945
2012	16.841270	20.441302	21.38%	2,219
2011	18.466169	16.841270	-8.80%	372
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.144049	47.482344	47.72%	1,849
2019	22.648750	32.144049	41.92%	1,797
2018	22.905422	22.648750	-1.12%	7,459
2017	16.127631	22.905422	42.03%	1,900
2016	14.453724	16.127631	11.58%	7,200
2015	14.093946	14.453724	2.55%	2,941
2014	13.152135	14.093946	7.16%	353
2013	9.912337	13.152135	32.68%	276
2012*	10.000000	9.912337	-0.88%	4,734
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.025453	34.139484	13.70%	78
2019	24.180359	30.025453	24.17%	78
2018	29.078340	24.180359	-16.84%	78
2017	22.682524	29.078340	28.20%	78
2016	24.808265	22.682524	-8.57%	78
2015	27.758883	24.808265	-10.63%	78
2014	32.225426	27.758883	-13.86%	73
2013	28.773624	32.225426	12.00%	73
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.827439	9.508016	-3.25%	0
2019	8.488085	9.827439	15.78%	0
2018	10.636132	8.488085	-20.20%	13,810
2017	8.489993	10.636132	25.28%	6,825
2016	7.172301	8.489993	18.37%	7,519
2015	9.154931	7.172301	-21.66%	7,374
2014	9.796088	9.154931	-6.55%	805
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.412286	10.961902	5.28%	0
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.559412	30.759930	42.68%	5,976
2019	15.571951	21.559412	38.45%	6,106
2018	16.169310	15.571951	-3.69%	6,232
2017	13.059430	16.169310	23.81%	4,364
2016	12.247576	13.059430	6.63%	4,493
2015	12.771610	12.247576	-4.10%	4,899
2014	14.088176	12.771610	-9.35%	2,062
2013	10.179611	14.088176	38.40%	2,236
2012*	10.000000	10.179611	1.80%	142
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.306682	36.726277	1.16%	2,637
2019	28.606833	36.306682	26.92%	2,542
2018	32.567039	28.606833	-12.16%	1,072
2017	28.317038	32.567039	15.01%	1,916
2016	25.394899	28.317038	11.51%	1,216
2015	26.157500	25.394899	-2.92%	3,818
2014	24.220258	26.157500	8.00%	1,425
2013	18.226412	24.220258	32.89%	1,127
2012	16.050085	18.226412	13.56%	5,741
2011	16.453716	16.050085	-2.45%	6,219
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.806441	12.231914	13.19%	412
2019*	10.000000	10.806441	8.06%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.824608	24.531941	17.80%	6,748
2019	16.911259	20.824608	23.14%	6,907
2018	19.117508	16.911259	-11.54%	7,410
2017	15.381252	19.117508	24.29%	8,902
2016	15.113680	15.381252	1.77%	7,900
2015	14.505331	15.113680	4.19%	8,346
2014	14.635577	14.505331	-0.89%	6,230
2013	11.700669	14.635577	25.08%	5,544
2012	10.299191	11.700669	13.61%	713
2011	10.699132	10.299191	-3.74%	574
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.006281	20.365889	19.76%	3,849
2019	12.432075	17.006281	36.79%	3,665
2018	12.614613	12.432075	-1.45%	3,665
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.259507	32.60%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.570536	35.71%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.496069	14.224498	5.40%	0
2019	12.450402	13.496069	8.40%	0
2018	12.822670	12.450402	-2.90%	0
2017	12.355315	12.822670	3.78%	0
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.067674	24.891372	3.42%	0
2019	21.510808	24.067674	11.89%	0
2018	23.615977	21.510808	-8.91%	0
2017	21.988829	23.615977	7.40%	0
2016	20.289521	21.988829	8.38%	0
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.507597	11.115468	-3.41%	0
2019	9.183280	11.507597	25.31%	259
2018	10.174484	9.183280	-9.74%	270
2017	9.224384	10.174484	10.30%	6,580
2016	8.186750	9.224384	12.67%	11,172
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.570985	23.009596	11.85%	0
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	2,176
2011	11.275788	10.950060	-2.89%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.582429	18.589755	47.74%	0
2019	9.665295	12.582429	30.18%	0
2018	11.836961	9.665295	-18.35%	0
2017	9.620947	11.836961	23.03%	0
2016	10.065558	9.620947	-4.42%	0
2015	10.338679	10.065558	-2.64%	0
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
2011	8.988754	7.961507	-11.43%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.251223	20.032111	9.76%	14,914
2019	15.419156	18.251223	18.37%	18,512
2018	16.560184	15.419156	-6.89%	21,591
2017	14.592513	16.560184	13.48%	21,689
2016	13.660106	14.592513	6.83%	22,120
2015	13.803048	13.660106	-1.04%	24,512
2014	13.415262	13.803048	2.89%	22,775
2013	11.103511	13.415262	20.82%	22,400
2012	9.791710	11.103511	13.40%	20,777
2011	9.899139	9.791710	-1.09%	1,574
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.410890	12.212171	7.02%	1,293
2019	10.683982	11.410890	6.80%	1,199
2018	11.021538	10.683982	-3.06%	1,094
2017	10.895891	11.021538	1.15%	971
2016	10.830583	10.895891	0.60%	850
2015	11.077207	10.830583	-2.23%	676
2014	10.767219	11.077207	2.88%	567
2013	11.277224	10.767219	-4.52%	533
2012	10.963430	11.277224	2.86%	567
2011	10.580908	10.963430	3.62%	218
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.521887	28.677626	27.33%	4,081
2019	17.051206	22.521887	32.08%	3,907
2018	19.211474	17.051206	-11.24%	3,742
2017	14.967326	19.211474	28.36%	2,495
2016	15.243379	14.967326	-1.81%	2,462
2015	14.599258	15.243379	4.41%	2,976
2014	14.628691	14.599258	-0.20%	2,991
2013	11.603661	14.628691	26.07%	2,659
2012	9.698831	11.603661	19.64%	5,187
2011	10.912299	9.698831	-11.12%	6,969

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.229146	35.972758	48.47%	6,223
2019	18.976362	24.229146	27.68%	7,087
2018	19.493829	18.976362	-2.65%	7,546
2017	15.564017	19.493829	25.25%	10,373
2016	14.560960	15.564017	6.89%	8,998
2015	13.960842	14.560960	4.30%	7,314
2014	13.182359	13.960842	5.91%	7,560
2013	10.378207	13.182359	27.02%	6,659
2012	9.020713	10.378207	15.05%	3,338
2011	9.657187	9.020713	-6.59%	2,132
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.421057	21.521745	10.82%	18,318
2019	15.769745	19.421057	23.15%	21,526
2018	16.452943	15.769745	-4.15%	26,387
2017	13.768617	16.452943	19.50%	27,428
2016	12.646627	13.768617	8.87%	26,316
2015	12.766017	12.646627	-0.94%	30,223
2014	11.817868	12.766017	8.02%	27,354
2013	9.069012	11.817868	30.31%	24,520
2012	7.905590	9.069012	14.72%	14,224
2011	8.251065	7.905590	-4.19%	992
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.561336	15.869259	1.98%	4,577
2019	14.545268	15.561336	6.99%	4,567
2018	15.200222	14.545268	-4.31%	5,205
2017	14.586039	15.200222	4.21%	3,983
2016	13.698399	14.586039	6.48%	3,852
2015	14.394015	13.698399	-4.83%	3,308
2014	14.138664	14.394015	1.81%	3,730
2013	14.591290	14.138664	-3.10%	2,891
2012	13.264856	14.591290	10.00%	715
2011	12.823431	13.264856	3.44%	1,149
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.618548	35.179709	7.85%	153
2019	25.797222	32.618548	26.44%	207
2018	26.399955	25.797222	-2.28%	437
2017	22.401798	26.399955	17.85%	361
2016	20.563230	22.401798	8.94%	275
2015	20.844943	20.563230	-1.35%	246
2014	19.022554	20.844943	9.58%	246
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.276022	32.689285	1.28%	0
2019	25.931558	32.276022	24.47%	0
2018	28.597231	25.931558	-9.32%	0
2017	24.793514	28.597231	15.34%	0
2016	21.516811	24.793514	15.23%	0
2015	23.486289	21.516811	-8.39%	0
2014	22.001672	23.486289	6.75%	0
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.944778	12.286207	12.26%	0
2019	9.716048	10.944778	12.65%	0
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
2015*	10.000000	9.247958	-7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.621755	17.232112	10.31%	0
2019	12.859374	15.621755	21.48%	2,982
2018	14.703318	12.859374	-12.54%	2,982
2017	12.523060	14.703318	17.41%	2,982
2016	11.791701	12.523060	6.20%	3,045
2015	12.247180	11.791701	-3.72%	3,047
2014	11.959338	12.247180	2.41%	8,397
2013	9.425192	11.959338	26.89%	8,397
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.019213	15.068774	7.49%	5,804
2019	12.313123	14.019213	13.86%	5,572
2018	13.401242	12.313123	-8.12%	5,353
2017	12.203261	13.401242	9.82%	4,869
2016	11.734820	12.203261	3.99%	4,420
2015	12.102530	11.734820	-3.04%	4,114
2014	11.840679	12.102530	2.21%	2,679
2013	10.537733	11.840679	12.36%	166
2012	9.682343	10.537733	8.83%	15,038
2011	10.014215	9.682343	-3.31%	13,125

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.097808	16.492501	9.24%	0
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.278250	12.946339	5.44%	4,704
2019	11.320809	12.278250	8.46%	5,053
2018	11.862176	11.320809	-4.56%	5,400
2017	11.379985	11.862176	4.24%	5,763
2016	11.099563	11.379985	2.53%	6,124
2015	11.409824	11.099563	-2.72%	6,492
2014	11.266760	11.409824	1.27%	6,866
2013	10.956237	11.266760	2.83%	7,242
2012	10.400470	10.956237	5.34%	7,622
2011	10.464567	10.400470	-0.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.980251	12.332582	2.94%	2,812
2019	10.737306	11.980251	11.58%	2,729
2018	11.784040	10.737306	-8.88%	2,706
2017	10.476817	11.784040	12.48%	4,502
2016	10.127293	10.476817	3.45%	5,662
2015	10.797643	10.127293	-6.21%	6,910
2014	10.774489	10.797643	0.21%	10,334
2013*	10.000000	10.774489	7.74%	2,600
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.463300	13.112944	5.21%	4,686
2019	11.019021	12.463300	13.11%	4,605
2018	12.101127	11.019021	-8.94%	3,974
2017	10.482403	12.101127	15.44%	1,399
2016	10.070135	10.482403	4.09%	1,389
2015	10.802486	10.070135	-6.78%	5,382
2014	10.912370	10.802486	-1.01%	5,382
2013*	10.000000	10.912370	9.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.605999	15.844001	8.48%	263
2019	12.615106	14.605999	15.78%	4,480
2018	13.855955	12.615106	-8.96%	4,780
2017	12.405009	13.855955	11.70%	5,075
2016	11.858311	12.405009	4.61%	5,376
2015	12.230698	11.858311	-3.04%	5,720
2014	11.934880	12.230698	2.48%	6,035
2013	10.337789	11.934880	15.45%	6,348
2012	9.387965	10.337789	10.12%	2,843
2011	9.807936	9.387965	-4.28%	1,001
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.346066	16.882982	10.02%	481
2019	12.811166	15.346066	19.79%	481
2018	14.447115	12.811166	-11.32%	481
2017	12.485081	14.447115	15.72%	481
2016	11.840327	12.485081	5.45%	481
2015	12.266942	11.840327	-3.48%	481
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	1,001
2011	9.369473	8.753487	-6.57%	1,197
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.527244	14.457144	6.87%	0
2019	12.076190	13.527244	12.02%	0
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	36
2012	9.948976	10.728763	7.84%	327
2011	10.179093	9.948976	-2.26%	8,881
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.595623	15.044616	3.08%	635
2019	13.240240	14.595623	10.24%	664
2018	16.026557	13.240240	-17.39%	672
2017	13.325336	16.026557	20.27%	661
2016	13.446598	13.325336	-0.90%	656
2015	14.278380	13.446598	-5.83%	620
2014	15.862133	14.278380	-9.98%	1,282
2013	13.477526	15.862133	17.69%	179
2012	11.502750	13.477526	17.17%	174
2011	13.402685	11.502750	-14.18%	157
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.733156	17.33%	244

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.447448	13.024629	4.64%	735
2019	11.685156	12.447448	6.52%	735
2018	12.007565	11.685156	-2.69%	735
2017	11.760398	12.007565	2.10%	735
2016	11.427752	11.760398	2.91%	804
2015	11.764565	11.427752	-2.86%	804
2014	11.468059	11.764565	2.59%	804
2013	11.956622	11.468059	-4.09%	835
2012	11.351786	11.956622	5.33%	835
2011	10.902664	11.351786	4.12%	936
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.276380	14.187071	6.86%	681
2019	12.361396	13.276380	7.40%	681
2018	12.801134	12.361396	-3.44%	681
2017	12.587488	12.801134	1.70%	681
2016	12.429038	12.587488	1.27%	745
2015	12.748637	12.429038	-2.51%	745
2014	12.403324	12.748637	2.78%	745
2013	12.921209	12.403324	-4.01%	774
2012	12.309376	12.921209	4.97%	774
2011	11.843644	12.309376	3.93%	1,076
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.494311	10.669296	1.67%	0
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.228636	36.796484	10.74%	2,360
2019	27.641704	33.228636	20.21%	2,361
2018	34.257563	27.641704	-19.31%	665
2017	24.751302	34.257563	38.41%	662
2016	23.497688	24.751302	5.34%	665
2015	28.624140	23.497688	-17.91%	761
2014	30.983954	28.624140	-7.62%	757
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.686962	23.570626	3.90%	248
2019	20.175839	22.686962	12.45%	248
2018	21.226477	20.175839	-4.95%	248
2017	20.287606	21.226477	4.63%	248
2016	18.133402	20.287606	11.88%	248
2015	18.998896	18.133402	-4.56%	862
2014	18.904494	18.998896	0.50%	614
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.012761	12.488631	3.96%	0
2019	11.534640	12.012761	4.15%	898
2018	11.776998	11.534640	-2.06%	898
2017	11.771327	11.776998	0.05%	898
2016	11.922468	11.771327	-1.27%	898
2015	12.179045	11.922468	-2.11%	898
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
2011	11.906618	12.515767	5.12%	369
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.570946	8.419975	-1.76%	110,671
2019	8.592789	8.570946	-0.25%	0
2018	8.648847	8.592789	-0.65%	0
2017	8.787830	8.648847	-1.58%	11,726
2016	8.965995	8.787830	-1.99%	26,064
2015	9.148971	8.965995	-2.00%	1,071
2014	9.335684	9.148971	-2.00%	5,801
2013	9.526205	9.335684	-2.00%	47,578
2012	9.721147	9.526205	-2.01%	29,103
2011	9.918980	9.721147	-1.99%	4,436
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.659953	10.194265	5.53%	1,077
2019	8.289295	9.659953	16.54%	1,001
2018	9.929249	8.289295	-16.52%	936
2017	7.972666	9.929249	24.54%	953
2016	8.083699	7.972666	-1.37%	924
2015	8.523224	8.083699	-5.16%	883
2014	8.760237	8.523224	-2.71%	1,125
2013	7.603572	8.760237	15.21%	666
2012	6.733779	7.603572	12.92%	1,123
2011	7.634417	6.733779	-11.80%	578
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.739914	11.275262	4.98%	2,185
2019	9.041989	10.739914	18.78%	2,264
2018	10.745624	9.041989	-15.85%	3,083
2017	8.809699	10.745624	21.97%	1,793
2016	8.942214	8.809699	-1.48%	1,804
2015	9.253278	8.942214	-3.36%	623
2014	10.064952	9.253278	-8.06%	623
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.914057	33.073056	10.56%	0
2019	24.669824	29.914057	21.26%	0
2018	27.622148	24.669824	-10.69%	0
2017	23.798245	27.622148	16.07%	740
2016	22.182352	23.798245	7.28%	830
2015	22.863296	22.182352	-2.98%	853
2014	22.222051	22.863296	2.89%	898
2013	17.819897	22.222051	24.70%	951
2012	15.689283	17.819897	13.58%	1,080
2011	16.663996	15.689283	-5.85%	1,147
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	0
2019	15.445532	17.458803	13.03%	0
2018	16.565890	15.445532	-6.76%	702
2017	15.209990	16.565890	8.91%	702
2016	14.599376	15.209990	4.18%	702
2015	14.923255	14.599376	-2.17%	702
2014	14.560189	14.923255	2.49%	702
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	0
2019	18.094244	21.268322	17.54%	0
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.246144	14.898762	4.58%	0
2019	13.271680	14.246144	7.34%	0
2018	13.792771	13.271680	-3.78%	0
2017	13.316716	13.792771	3.57%	2,213
2016	13.032072	13.316716	2.18%	2,157
2015	13.262927	13.032072	-1.74%	2,246
2014	13.026816	13.262927	1.81%	1,542
2013	12.679994	13.026816	2.74%	1,599
2012	12.302669	12.679994	3.07%	1,940
2011	12.195709	12.302669	0.88%	1,911

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.977224	12.272949	2.47%	7,723
2019	10.815770	11.977224	10.74%	7,478
2018	11.695718	10.815770	-7.52%	6,974
2017	10.465318	11.695718	11.76%	3,541
2016	10.101704	10.465318	3.60%	6,569
2015	10.653171	10.101704	-5.18%	7,124
2014	10.610017	10.653171	0.41%	11,523
2013*	10.000000	10.610017	6.10%	2,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.541407	13.068342	4.20%	0
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	2,614
2016	10.039139	10.522793	4.82%	773
2015	10.665877	10.039139	-5.88%	5,458
2014	10.698083	10.665877	-0.30%	5,458
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.095854	23.893996	8.14%	8,059
2019	19.148783	22.095854	15.39%	8,111
2018	20.718642	19.148783	-7.58%	8,164
2017	18.720277	20.718642	10.67%	10,240
2016	17.827801	18.720277	5.01%	10,302
2015	18.252744	17.827801	-2.33%	10,462
2014	17.707774	18.252744	3.08%	16,446
2013	15.492993	17.707774	14.30%	10,593
2012	14.267335	15.492993	8.59%	5,592
2011	14.563770	14.267335	-2.04%	5,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.728767	29.423640	10.08%	0
2019	22.387425	26.728767	19.39%	0
2018	24.760099	22.387425	-9.58%	1,971
2017	21.652521	24.760099	14.35%	2,993
2016	20.365820	21.652521	6.32%	3,386
2015	20.934264	20.365820	-2.72%	4,005
2014	20.352612	20.934264	2.86%	3,676
2013	16.970293	20.352612	19.93%	8,148
2012	15.222735	16.970293	11.48%	0
2011	15.870272	15.222735	-4.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.038552	19.189720	6.38%	8,183
2019	16.219729	18.038552	11.21%	8,504
2018	17.194281	16.219729	-5.67%	8,580
2017	16.064433	17.194281	7.03%	8,624
2016	15.506993	16.064433	3.59%	8,672
2015	15.828312	15.506993	-2.03%	8,333
2014	15.420492	15.828312	2.64%	8,839
2013	14.240613	15.420492	8.29%	1,451
2012	13.450525	14.240613	5.87%	1,261
2011	13.447050	13.450525	0.03%	451
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.423892	10.943242	4.98%	0
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.723297	12.165075	13.45%	0
2019*	10.000000	10.723297	7.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.450582	27.310612	27.32%	3,348
2019	16.808868	21.450582	27.61%	3,395
2018	17.748576	16.808868	-5.29%	3,712
2017	13.943453	17.748576	27.29%	919
2016	13.949614	13.943453	-0.04%	4,191
2015	13.802351	13.949614	1.07%	1,021
2014	12.786410	13.802351	7.95%	1,060
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.654684	13.281090	4.95%	3,188
2019	10.853926	12.654684	16.59%	3,357
2018	11.637695	10.853926	-6.73%	3,679
2017	10.101386	11.637695	15.21%	2,517
2016	9.495334	10.101386	6.38%	3,402
2015	9.911861	9.495334	-4.20%	4,370
2014*	10.000000	9.911861	-0.88%	7,985
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.561479	15.266501	4.84%	0
2019	12.180922	14.561479	19.54%	0
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	664
2016	9.919284	10.697973	7.85%	664
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.261127	42.120217	16.16%	1,780
2019	26.942583	36.261127	34.59%	23,118
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	7,372
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	586
2014	20.261702	21.556640	6.39%	586
2013	15.170352	20.261702	33.56%	586
2012	13.072444	15.170352	16.05%	4,735
2011	13.680001	13.072444	-4.44%	4,937
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.974254	27.796684	-0.63%	0
2019	22.532742	27.974254	24.15%	542
2018	25.400856	22.532742	-11.29%	542
2017	23.900966	25.400856	6.28%	542
2016	20.286872	23.900966	17.81%	542
2015	21.663188	20.286872	-6.35%	946
2014	19.571224	21.663188	10.69%	403
2013	15.166777	19.571224	29.04%	438
2012	13.523452	15.166777	12.15%	479
2011	13.732077	13.523452	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	1,381
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.733254	48.479499	10.85%	3,187
2019	35.515470	43.733254	23.14%	3,283
2018	40.900850	35.515470	-13.17%	3,596
2017	36.045369	40.900850	13.47%	2,862
2016	30.575273	36.045369	17.89%	2,738
2015	32.010520	30.575273	-4.48%	2,115
2014	29.851666	32.010520	7.23%	2,115
2013	22.894411	29.851666	30.39%	1,655
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	33
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.023125	20.366772	-3.12%	6,032
2019	17.321599	21.023125	21.37%	5,907
2018	20.354997	17.321599	-14.90%	3,544
2017	18.244330	20.354997	11.57%	3,733
2016	15.830408	18.244330	15.25%	4,601
2015	16.633495	15.830408	-4.83%	8,846
2014	14.504287	16.633495	14.68%	5,902
2013	10.908304	14.504287	32.97%	6,878
2012	9.567551	10.908304	14.01%	4,176
2011	9.994435	9.567551	-4.27%	5,134

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.285944	44.459709	37.71%	1,426
2019	24.335537	32.285944	32.67%	1,426
2018	27.058394	24.335537	-10.06%	1,426
2017	22.149742	27.058394	22.16%	1,426
2016	20.915136	22.149742	5.90%	1,426
2015	21.229578	20.915136	-1.48%	1,363
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.346362	37.383036	2.85%	426
2019	31.247579	36.346362	16.32%	482
2018	38.477892	31.247579	-18.79%	528
2017	36.100895	38.477892	6.58%	804
2016	29.324303	36.100895	23.11%	856
2015	31.931117	29.324303	-8.16%	856
2014	30.518150	31.931117	4.63%	608
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.828146	45.359501	19.91%	0
2019	30.792937	37.828146	22.85%	0
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.321477	21.472500	11.13%	0
2019	15.392536	19.321477	25.52%	0
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	622
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.104206	22.329910	11.07%	0
2019	16.275306	20.104206	23.53%	1,962
2018	17.646102	16.275306	-7.77%	2,072
2017	15.211716	17.646102	16.00%	2,136
2016	14.096301	15.211716	7.91%	2,206
2015	14.444423	14.096301	-2.41%	2,979
2014	13.337464	14.444423	8.30%	868
2013	9.822647	13.337464	35.78%	950
2012	8.999172	9.822647	9.15%	1,025
2011	9.492455	8.999172	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.410037	15.165449	-7.58%	2,129
2019	12.836702	16.410037	27.84%	2,564
2018	13.654170	12.836702	-5.99%	2,692
2017	13.125661	13.654170	4.03%	2,905
2016	12.495876	13.125661	5.04%	3,461
2015	13.515974	12.495876	-7.55%	5,620
2014	10.723935	13.515974	26.04%	2,760
2013	10.655105	10.723935	0.65%	1,831
2012	9.407227	10.655105	13.27%	1,735
2011	9.043639	9.407227	4.02%	183
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.787517	22.853482	15.49%	5,739
2019	15.432075	19.787517	28.22%	7,386
2018	16.555660	15.432075	-6.79%	14,600
2017	13.934874	16.555660	18.81%	14,951
2016	12.763859	13.934874	9.17%	15,094
2015	12.902687	12.763859	-1.08%	28,826
2014	11.643359	12.902687	10.82%	24,147
2013*	10.000000	11.643359	16.43%	6,885
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.898645	9.975404	0.78%	566
2019	9.704021	9.898645	2.01%	1,705
2018	9.822585	9.704021	-1.21%	1,705
2017	9.866683	9.822585	-0.45%	2,780
2016	9.822736	9.866683	0.45%	2,780
2015	10.057519	9.822736	-2.33%	1,754
2014	10.212335	10.057519	-1.52%	839
2013	10.409778	10.212335	-1.90%	790
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.850241	19.703396	16.93%	2,775
2019	13.759664	16.850241	22.46%	2,654
2018	15.838845	13.759664	-13.13%	2,429
2017	14.153951	15.838845	11.90%	2,294
2016	11.948255	14.153951	18.46%	2,222
2015	12.817895	11.948255	-6.78%	1,258
2014	12.510103	12.817895	2.46%	2,128
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.428447	33.704912	57.29%	4,337
2019	15.979273	21.428447	34.10%	4,337
2018	17.543834	15.979273	-8.92%	1,840
2017	14.037310	17.543834	24.98%	4,984
2016	13.505177	14.037310	3.94%	4,972
2015	13.828628	13.505177	-2.34%	6,030
2014	13.604811	13.828628	1.65%	1,840
2013	10.015678	13.604811	35.84%	1,840
2012	8.915007	10.015678	12.35%	1,840
2011	9.520352	8.915007	-6.36%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	41.210976	56.424851	36.92%	0
2019	31.741835	41.210976	29.83%	0
2018	34.667049	31.741835	-8.44%	0
2017	28.397173	34.667049	22.08%	0
2016	27.817429	28.397173	2.08%	0
2015	28.105584	27.817429	-1.03%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.513879	9.645995	1.39%	0
2019	9.362834	9.513879	1.61%	0
2018	9.458398	9.362834	-1.01%	0
2017	9.565649	9.458398	-1.12%	0
2016	9.642762	9.565649	-0.80%	0
2015	9.821506	9.642762	-1.82%	0
2014	9.961196	9.821506	-1.40%	0
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.134029	37.651869	17.17%	0
2019	26.047367	32.134029	23.37%	0
2018	28.196578	26.047367	-7.62%	0
2017	24.293156	28.196578	16.07%	0
2016	22.562414	24.293156	7.67%	0
2015	23.130116	22.562414	-2.45%	0
2014	21.382253	23.130116	8.17%	0
2013	15.856000	21.382253	34.85%	0
2012	14.579585	15.856000	8.75%	0
2011	15.349366	14.579585	-5.02%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.529833	11.916417	3.35%	0
2019	10.304498	11.529833	11.89%	0
2018	11.235960	10.304498	-8.29%	0
2017	10.399607	11.235960	8.04%	0
2016	10.028069	10.399607	3.70%	0
2015	10.745239	10.028069	-6.67%	0
2014	10.677294	10.745239	0.64%	230
2013	10.138231	10.677294	5.32%	20
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.316096	12.655190	2.75%	0
2019	10.774491	12.316096	14.31%	0
2018	12.094704	10.774491	-10.92%	0
2017	10.517541	12.094704	15.00%	0
2016	10.205820	10.517541	3.05%	0
2015	11.491948	10.205820	-11.19%	0
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.299527	12.720139	3.42%	0
2019	10.830380	12.299527	13.57%	0
2018	11.963734	10.830380	-9.47%	0
2017	10.744216	11.963734	11.35%	0
2016	10.357486	10.744216	3.73%	0
2015	11.324511	10.357486	-8.54%	0
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.338634	11.990601	5.75%	14,498
2019	10.354081	11.338634	9.51%	17,052
2018	11.175307	10.354081	-7.35%	17,851
2017	10.057190	11.175307	11.12%	18,889
2016	9.088907	10.057190	10.65%	19,893
2015	10.212802	9.088907	-11.00%	21,316
2014	10.374051	10.212802	-1.55%	22,085
2013	10.574216	10.374051	-1.89%	23,196
2012*	10.000000	10.574216	5.74%	19,057

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.837789	11.319882	4.45%	37
2019	9.645644	10.837789	12.36%	0
2018	10.342655	9.645644	-6.74%	0
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.214487	12.162001	8.45%	666
2019	10.702970	11.214487	4.78%	666
2018	11.386429	10.702970	-6.00%	666
2017	10.491897	11.386429	8.53%	666
2016	10.403369	10.491897	0.85%	729
2015	11.436285	10.403369	-9.03%	729
2014	11.634658	11.436285	-1.71%	815
2013	12.706539	11.634658	-8.44%	1,084
2012	12.321835	12.706539	3.12%	997
2011	11.596615	12.321835	6.25%	1,089
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.767836	10.857407	0.83%	366
2019	10.572733	10.767836	1.85%	1,330
2018	10.764172	10.572733	-1.78%	1,328
2017	10.847411	10.764172	-0.77%	1,938
2016	10.925600	10.847411	-0.72%	2,065
2015	11.125344	10.925600	-1.80%	3,429
2014	11.268074	11.125344	-1.27%	4,371
2013	11.524803	11.268074	-2.23%	2,478
2012	11.121145	11.524803	3.63%	431
2011	11.234258	11.121145	-1.01%	248
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.095980	10.105831	0.10%	1,631
2019	10.031540	10.095980	0.64%	2,024
2018	10.093357	10.031540	-0.61%	2,532
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.981607	11.680083	6.36%	7,644
2019	10.351959	10.981607	6.08%	10,575
2018	10.631909	10.351959	-2.63%	11,094
2017	10.349729	10.631909	2.73%	11,651
2016	10.294407	10.349729	0.54%	23,692
2015	10.469358	10.294407	-1.67%	16,054
2014	10.255615	10.469358	2.08%	17,029
2013	10.684266	10.255615	-4.01%	26,869
2012	9.956927	10.684266	7.30%	29,696
2011*	10.000000	9.956927	-0.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.778462	24.167392	35.94%	0
2019	13.266702	17.778462	34.01%	90
2018	13.224295	13.266702	0.32%	94
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.181936	21.071988	9.85%	2,849
2019	15.639538	19.181936	22.65%	2,849
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.440126	34.40%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.847649	13.321238	3.69%	34
2019	10.053170	12.847649	27.80%	150
2018	11.211224	10.053170	-10.33%	157
2017*	10.000000	11.211224	12.11%	209
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.448487	52.508680	26.68%	3,696
2019	32.880627	41.448487	26.06%	4,061
2018	33.270396	32.880627	-1.17%	7,249
2017	26.665728	33.270396	24.77%	6,234
2016	30.474032	26.665728	-12.50%	8,811
2015	27.648118	30.474032	10.22%	13,259
2014	21.499141	27.648118	28.60%	7,940
2013	14.575218	21.499141	47.50%	6,786
2012	11.353689	14.575218	28.37%	3,446
2011	10.494926	11.353689	8.18%	130
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.519595	6.427634	16.45%	5,168
2019	5.049243	5.519595	9.32%	6,808
2018	7.199150	5.049243	-29.86%	38,058
2017	7.493374	7.199150	-3.93%	5,966
2016	5.331350	7.493374	40.55%	17,507
2015	8.196559	5.331350	-34.96%	5,792
2014	10.370399	8.196559	-20.96%	5,335
2013	9.594282	10.370399	8.09%	2,793
2012*	10.000000	9.594282	-4.06%	3,597

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.673706	6.622914	16.73%	0
2019	5.175242	5.673706	9.63%	0
2018	7.363868	5.175242	-29.72%	0
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.743274	10.365197	-3.52%	0
2019*	10.000000	10.743274	7.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.446223	51.718542	54.63%	1,810
2019	27.340409	33.446223	22.33%	2,047
2018	27.541154	27.340409	-0.73%	6,211
2017	22.327871	27.541154	23.35%	7,101
2016	21.144273	22.327871	5.60%	2,017
2015	22.216260	21.144273	-4.83%	10,459
2014	23.103587	22.216260	-3.84%	7,276
2013	15.692372	23.103587	47.23%	1,198
2012	14.844951	15.692372	5.71%	1,149
2011	15.877167	14.844951	-6.50%	1,171

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.694595	13.038758	2.71%	0
2019	11.246249	12.694595	12.88%	0
2018	12.393593	11.246249	-9.26%	0
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.927600	32.046316	0.37%	0
2019	26.369534	31.927600	21.08%	0
2018	28.596024	26.369534	-7.79%	0
2017	24.614936	28.596024	16.17%	0
2016	22.624076	24.614936	8.80%	0
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.716731	8.726792	0.12%	0
2019	7.619819	8.716731	14.40%	0
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.491724	39.863161	0.94%	0
2019	33.625866	39.491724	17.44%	0
2018	40.533738	33.625866	-17.04%	0
2017	36.667721	40.533738	10.54%	0
2016	29.996103	36.667721	22.24%	0
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	0
2013	22.571903	30.430364	34.82%	0
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.826521	13.764021	7.31%	0
2019	12.024476	12.826521	6.67%	0
2018	12.633654	12.024476	-4.82%	0
2017	12.440540	12.633654	1.55%	0
2016	12.166396	12.440540	2.25%	0
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	0
2013	14.040648	12.586613	-10.36%	0
2012	13.349261	14.040648	5.18%	0
2011	12.195460	13.349261	9.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.341252	33.121572	9.16%	0
2019	25.031623	30.341252	21.21%	0
2018	27.539643	25.031623	-9.11%	0
2017	23.370597	27.539643	17.84%	0
2016	21.076313	23.370597	10.89%	0
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.019340	29.730267	-0.96%	0
2019	23.759019	30.019340	26.35%	0
2018	27.872089	23.759019	-14.76%	0
2017	25.526433	27.872089	9.19%	0
2016	21.234991	25.526433	20.21%	0
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	0
2013	15.205078	19.346705	27.24%	0
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.014192	31.618243	-1.24%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.831931	15.382457	3.71%	0
2019	12.834061	14.831931	15.57%	0
2018	13.778738	12.834061	-6.86%	0
2017	12.252329	13.778738	12.46%	0
2016	11.659883	12.252329	5.08%	0
2015	12.032856	11.659883	-3.10%	0
2014	11.937478	12.032856	0.80%	0
2013	10.107251	11.937478	18.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.378401	11.926665	4.82%	0
2019	10.113444	11.378401	12.51%	0
2018	10.633433	10.113444	-4.89%	0
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.279003	10.928444	6.32%	0
2019	9.614665	10.279003	6.91%	0
2018	9.888341	9.614665	-2.77%	0
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.271368	14.477866	1.45%	0
2019	11.430957	14.271368	24.85%	0
2018	12.606530	11.430957	-9.33%	0
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.842785	19.914054	18.23%	0
2019	14.602515	16.842785	15.34%	0
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.753093	13.471694	5.63%	0
2019	10.863121	12.753093	17.40%	0
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.380365	48.094790	8.37%	0
2019	37.073961	44.380365	19.71%	0
2018	41.587202	37.073961	-10.85%	0
2017	37.770273	41.587202	10.11%	0
2016	30.668313	37.770273	23.16%	0
2015	32.057013	30.668313	-4.33%	0
2014	31.133452	32.057013	2.97%	0
2013	22.587974	31.133452	37.83%	0
2012	19.925196	22.587974	13.36%	0
2011	20.227547	19.925196	-1.49%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.522354	40.957418	15.30%	0
2019	27.716970	35.522354	28.16%	0
2018	29.744408	27.716970	-6.82%	0
2017	25.051055	29.744408	18.74%	0
2016	22.948312	25.051055	9.16%	0
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	0
2013	16.251584	20.965619	29.01%	0
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.709523	38.321425	20.85%	0
2019	23.841961	31.709523	33.00%	0
2018	26.205186	23.841961	-9.02%	0
2017	21.062906	26.205186	24.41%	0
2016	19.977456	21.062906	5.43%	0
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	0
2013	16.772047	19.849688	18.35%	0
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.371161	27.373757	17.13%	0
2019	19.639512	23.371161	19.00%	0
2018	24.845216	19.639512	-20.95%	0
2017	20.393497	24.845216	21.83%	0
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.898384	11.348222	4.13%	0
2019	9.548744	10.898384	14.13%	0
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.504065	15.813804	-4.18%	0
2019	13.192522	16.504065	25.10%	0
2018	16.218375	13.192522	-18.66%	0
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.624395	10.614637	-0.09%	0
2019	10.129698	10.624395	4.88%	0
2018	10.351765	10.129698	-2.15%	0
2017	10.216131	10.351765	1.33%	0
2016	9.572984	10.216131	6.72%	0
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.604816	10.460827	-1.36%	0
2019	9.028649	10.604816	17.46%	0
2018*	10.000000	9.028649	-9.71%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.533609	14.298141	5.65%	0
2019	12.656333	13.533609	6.93%	0
2018	13.024731	12.656333	-2.83%	0
2017	12.816042	13.024731	1.63%	0
2016	12.637213	12.816042	1.42%	0
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	0
2013	12.951170	12.780869	-1.31%	0
2012	12.081621	12.951170	7.20%	0
2011	12.093088	12.081621	-0.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.380550	13.307424	28.20%	0
2019	8.203028	10.380550	26.55%	0
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.947027	18.631543	9.94%	0
2019	14.947469	16.947027	13.38%	0
2018	15.941459	14.947469	-6.24%	0
2017	14.427801	15.941459	10.49%	0
2016	13.996849	14.427801	3.08%	0
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.514432	20.804652	12.37%	0
2019	15.767463	18.514432	17.42%	0
2018	17.141212	15.767463	-8.01%	0
2017	15.051433	17.141212	13.88%	0
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.423744	23.334667	14.25%	0
2019	16.800216	20.423744	21.57%	0
2018	18.656600	16.800216	-9.95%	0
2017	15.780255	18.656600	18.23%	0
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.436756	16.073624	19.62%	0
2019	11.052577	13.436756	21.57%	0
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.503394	51.668331	27.57%	0
2019	31.499494	40.503394	28.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.411247	8.159108	-34.26%	0
2019	11.537485	12.411247	7.57%	0
2018	15.658822	11.537485	-26.32%	0
2017	16.441947	15.658822	-4.76%	0
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	0
2013	15.588906	18.956324	21.60%	0
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.752048	29.976442	4.26%	0
2019	23.093680	28.752048	24.50%	0
2018	25.780893	23.093680	-10.42%	0
2017	23.363333	25.780893	10.35%	0
2016	20.262544	23.363333	15.30%	0
2015	21.602273	20.262544	-6.20%	0
2014	20.330445	21.602273	6.26%	0
2013	16.237313	20.330445	25.21%	0
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.459763	15.238890	5.39%	0
2019	11.383621	14.459763	27.02%	0
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.506215	56.955426	40.61%	0
2019	30.866460	40.506215	31.23%	0
2018	31.653049	30.866460	-2.49%	0
2017	23.968339	31.653049	32.06%	0
2016	24.334775	23.968339	-1.51%	0
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	0
2013	16.043496	21.372184	33.21%	0
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.881970	14.843419	6.93%	0
2019	12.954228	13.881970	7.16%	0
2018	13.331791	12.954228	-2.83%	0
2017	13.087584	13.331791	1.87%	0
2016	12.788094	13.087584	2.34%	0
2015	13.167636	12.788094	-2.88%	0
2014	12.728167	13.167636	3.45%	0
2013	13.268945	12.728167	-4.08%	0
2012	12.828449	13.268945	3.43%	0
2011	12.235391	12.828449	4.85%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.450272	50.163893	15.45%	0
2019	36.014244	43.450272	20.65%	0
2018	43.146455	36.014244	-16.53%	0
2017	36.542034	43.146455	18.07%	0
2016	33.330604	36.542034	9.64%	0
2015	34.591680	33.330604	-3.65%	0
2014	33.306743	34.591680	3.86%	0
2013	25.026513	33.306743	33.09%	0
2012	22.303535	25.026513	12.21%	0
2011	25.541510	22.303535	-12.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.607310	28.928361	12.97%	0
2019	20.504307	25.607310	24.89%	0
2018	24.647223	20.504307	-16.81%	0
2017	19.356724	24.647223	27.33%	0
2016	20.859713	19.356724	-7.21%	0
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.250429	12.097302	-8.70%	0
2019	11.002684	13.250429	20.43%	0
2018	12.009549	11.002684	-8.38%	0
2017	11.814582	12.009549	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	36.625770	38.752075	5.81%	0
2019	27.884005	36.625770	31.35%	0
2018	34.509815	27.884005	-19.20%	0
2017	29.583658	34.509815	16.65%	0
2016	27.638477	29.583658	7.04%	0
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	0
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.967420	15.287718	9.45%	0
2019	11.897039	13.967420	17.40%	0
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.724572	16.495335	-1.37%	0
2019	14.711985	16.724572	13.68%	0
2018	15.697261	14.711985	-6.28%	0
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	35.176139	39.957555	13.59%	0
2019	27.789004	35.176139	26.58%	0
2018	29.890957	27.789004	-7.03%	0
2017	25.310964	29.890957	18.09%	0
2016	22.267008	25.310964	13.67%	0
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	0
2012	15.903977	17.440515	9.66%	0
2011	15.317214	15.903977	3.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.220147	41.439805	3.03%	0
2019	32.498977	40.220147	23.76%	0
2018	38.087705	32.498977	-14.67%	0
2017	35.139535	38.087705	8.39%	0
2016	27.554585	35.139535	27.53%	0
2015	30.375229	27.554585	-9.29%	0
2014	30.835021	30.375229	-1.49%	0
2013	23.106579	30.835021	33.45%	0
2012	19.927081	23.106579	15.96%	0
2011	21.138214	19.927081	-5.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.858140	13.610930	14.78%	0
2019	9.555313	11.858140	24.10%	0
2018	11.586693	9.555313	-17.53%	0
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.488800	19.836325	-3.18%	0
2019	18.588625	20.488800	10.22%	0
2018	22.446192	18.588625	-17.19%	0
2017	19.636579	22.446192	14.31%	0
2016	18.704336	19.636579	4.98%	0
2015	20.421896	18.704336	-8.41%	0
2014	23.461147	20.421896	-12.95%	0
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.111972	8.453779	-7.22%	0
2019	9.119119	9.111972	-0.08%	0
2018	9.134053	9.119119	-0.16%	0
2017	9.148509	9.134053	-0.16%	0
2016	9.072841	9.148509	0.83%	0
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.362239	12.606922	1.98%	0
2019	11.275097	12.362239	9.64%	0
2018	12.034213	11.275097	-6.31%	0
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.974725	10.426763	4.53%	0
2019	9.357926	9.974725	6.59%	0
2018*	10.000000	9.357926	-6.42%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.544422	10.039464	5.19%	0
2019	9.279003	9.544422	2.86%	0
2018	9.980775	9.279003	-7.03%	0
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.341667	31.074582	39.09%	0
2019	16.719007	22.341667	33.63%	0
2018	17.761990	16.719007	-5.87%	0
2017	14.274518	17.761990	24.43%	0
2016	14.284339	14.274518	-0.07%	0
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	0
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.587863	45.88%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.459704	50.464267	24.73%	0
2019	31.422635	40.459704	28.76%	0
2018	37.046063	31.422635	-15.18%	0
2017	27.742686	37.046063	33.53%	0
2016	28.366295	27.742686	-2.20%	0
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	0
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.388609	10.480065	0.88%	0
2019	9.588969	10.388609	8.34%	0
2018	10.256362	9.588969	-6.51%	0
2017	9.874342	10.256362	3.87%	0
2016	9.486116	9.874342	4.09%	0
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.139538	35.791481	11.36%	0
2019	24.907139	32.139538	29.04%	0
2018	27.672231	24.907139	-9.99%	0
2017	24.220371	27.672231	14.25%	0
2016	22.215804	24.220371	9.02%	0
2015	21.997339	22.215804	0.99%	0
2014	20.342014	21.997339	8.14%	0
2013	15.800170	20.342014	28.75%	0
2012	13.833864	15.800170	14.21%	0
2011	14.167352	13.833864	-2.35%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.744605	16.800521	6.71%	0
2019	12.855430	15.744605	22.47%	0
2018	14.848465	12.855430	-13.42%	0
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	42.699181	50.036522	17.18%	0
2019	34.560789	42.699181	23.55%	0
2018	39.445536	34.560789	-12.38%	0
2017	35.351144	39.445536	11.58%	0
2016	30.668976	35.351144	15.27%	0
2015	33.342792	30.668976	-8.02%	0
2014	30.487417	33.342792	9.37%	0
2013	22.133651	30.487417	37.74%	0
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.579798	12.543521	18.56%	0
2019	8.441594	10.579798	25.33%	0
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.623007	18.541892	11.54%	0
2019	13.935898	16.623007	19.28%	0
2018	15.047715	13.935898	-7.39%	0
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.220037	13.729555	3.85%	0
2019	12.138099	13.220037	8.91%	0
2018	12.661327	12.138099	-4.13%	0
2017	12.116352	12.661327	4.50%	0
2016	10.645941	12.116352	13.81%	0
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.243097	31.004272	45.95%	0
2019	15.722390	21.243097	35.11%	0
2018	16.062719	15.722390	-2.12%	0
2017	12.922235	16.062719	24.30%	0
2016	12.431672	12.922235	3.95%	0
2015	13.470510	12.431672	-7.71%	0
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	0
2012*	10.000000	10.016988	0.17%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.184314	33.713506	11.69%	0
2019	25.202502	30.184314	19.77%	0
2018	25.622418	25.202502	-1.64%	0
2017	22.141613	25.622418	15.72%	0
2016	21.666925	22.141613	2.19%	0
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.213800	11.030034	7.99%	0
2019	9.542250	10.213800	7.04%	0
2018	9.870034	9.542250	-3.32%	0
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	51.578265	70.242666	36.19%	0
2019	38.477715	51.578265	34.05%	0
2018	38.623804	38.477715	-0.38%	0
2017	30.331295	38.623804	27.34%	0
2016	30.374348	30.331295	-0.14%	0
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	0
2013	20.338543	26.074827	28.20%	0
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.018424	47.272671	47.64%	0
2019	22.571747	32.018424	41.85%	0
2018	22.839276	22.571747	-1.17%	0
2017	16.089229	22.839276	41.95%	0
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	0
2012*	10.000000	9.908916	-0.91%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.767909	33.829370	13.64%	0
2019	23.985188	29.767909	24.11%	0
2018	28.858471	23.985188	-16.89%	0
2017	22.522457	28.858471	28.13%	0
2016	24.645731	22.522457	-8.62%	0
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.794049	9.470886	-3.30%	0
2019	8.463564	9.794049	15.72%	0
2018	10.610855	8.463564	-20.24%	0
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.392828	10.935830	5.22%	0
2019	9.787228	10.392828	6.19%	0
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.475232	30.624206	42.60%	0
2019	15.519061	21.475232	38.38%	0
2018	16.122666	15.519061	-3.74%	0
2017	13.028378	16.122666	23.75%	0
2016	12.224668	13.028378	6.57%	0
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.995308	36.392706	1.10%	0
2019	28.375972	35.995308	26.85%	0
2018	32.320809	28.375972	-12.21%	0
2017	28.117243	32.320809	14.95%	0
2016	25.228559	28.117243	11.45%	0
2015	25.999421	25.228559	-2.96%	0
2014	24.086185	25.999421	7.94%	0
2013	18.134765	24.086185	32.82%	0
2012	15.977548	18.134765	13.50%	0
2011	16.387708	15.977548	-2.50%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.802757	12.221504	13.13%	0
2019*	10.000000	10.802757	8.03%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.722215	24.398866	17.74%	0
2019	16.836698	20.722215	23.08%	0
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.964954	20.306037	19.69%	0
2019	12.408193	16.964954	36.72%	0
2018	12.596857	12.408193	-1.50%	0
2017	10.038660	12.596857	25.48%	0
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.254998	32.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.565930	35.66%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.381798	14.096864	5.34%	0
2019	12.351290	13.381798	8.34%	0
2018	12.727116	12.351290	-2.95%	0
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.859785	24.663782	3.37%	0
2019	21.335885	23.859785	11.83%	0
2018	23.435966	21.335885	-8.96%	0
2017	21.832320	23.435966	7.35%	0
2016	20.155364	21.832320	8.32%	0
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.480230	11.083379	-3.46%	0
2019	9.166116	11.480230	25.25%	0
2018	10.160679	9.166116	-9.79%	0
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.474975	22.890530	11.80%	0
2019	16.857464	20.474975	21.46%	0
2018	18.544097	16.857464	-9.10%	0
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.507734	18.469964	47.67%	0
2019	9.612816	12.507734	30.12%	0
2018	11.778733	9.612816	-18.39%	0
2017	9.578487	11.778733	22.97%	0
2016	10.026232	9.578487	-4.47%	0
2015	10.303543	10.026232	-2.69%	0
2014	10.663383	10.303543	-3.37%	0
2013	8.991347	10.663383	18.60%	0
2012	7.946615	8.991347	13.15%	0
2011	8.976518	7.946615	-11.47%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.124347	19.882713	9.70%	0
2019	15.319782	18.124347	18.31%	0
2018	16.461911	15.319782	-6.94%	0
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.331567	12.121080	6.97%	0
2019	10.615125	11.331567	6.75%	0
2018	10.956121	10.615125	-3.11%	0
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.365378	28.463814	27.27%	0
2019	16.941353	22.365378	32.02%	0
2018	19.097504	16.941353	-11.29%	0
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.060692	35.704455	48.39%	0
2019	18.854042	24.060692	27.62%	0
2018	19.378120	18.854042	-2.70%	0
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.295893	21.372136	10.76%	0
2019	15.676115	19.295893	23.09%	0
2018	16.363646	15.676115	-4.20%	0
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.427904	15.725156	1.93%	0
2019	14.427917	15.427904	6.93%	0
2018	15.085323	14.427917	-4.36%	0
2017	14.483153	15.085323	4.16%	0
2016	13.608688	14.483153	6.43%	0
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	0
2013	14.517954	14.060417	-3.15%	0
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.338734	34.860135	7.80%	0
2019	25.588974	32.338734	26.38%	0
2018	26.200294	25.588974	-2.33%	0
2017	22.243686	26.200294	17.79%	0
2016	20.428485	22.243686	8.89%	0
2015	20.718925	20.428485	-1.40%	0
2014	18.917203	20.718925	9.52%	0
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
2011	13.468070	13.242415	-1.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.999199	32.392379	1.23%	0
2019	25.722267	31.999199	24.40%	0
2018	28.380985	25.722267	-9.37%	0
2017	24.618549	28.380985	15.28%	0
2016	21.375828	24.618549	15.17%	0
2015	23.344310	21.375828	-8.43%	0
2014	21.879839	23.344310	6.69%	0
2013	16.509610	21.879839	32.53%	0
2012	14.264017	16.509610	15.74%	0
2011	14.942924	14.264017	-4.54%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.919839	12.251965	12.20%	0
2019	9.698848	10.919839	12.59%	0
2018	10.819546	9.698848	-10.36%	0
2017	9.326132	10.819546	16.01%	0
2016	9.245744	9.326132	0.87%	0
2015*	10.000000	9.245744	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.529014	17.121060	10.25%	0
2019	12.789562	15.529014	21.42%	0
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.935965	14.971660	7.43%	0
2019	12.246253	13.935965	13.80%	0
2018	13.335298	12.246253	-8.17%	0
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.008232	16.386297	9.18%	0
2019	12.743051	15.008232	17.78%	0
2018	14.167346	12.743051	-10.05%	0
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.205390	12.862952	5.39%	0
2019	11.259382	12.205390	8.40%	0
2018	11.803862	11.259382	-4.61%	0
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.939535	12.284396	2.89%	0
2019	10.706283	11.939535	11.52%	0
2018	11.756030	10.706283	-8.93%	0
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.420940	13.061709	5.16%	0
2019	10.987179	12.420940	13.05%	0
2018	12.072361	10.987179	-8.99%	0
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.519345	15.741971	8.42%	0
2019	12.546663	14.519345	15.72%	0
2018	13.787859	12.546663	-9.00%	0
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.254921	16.774148	9.96%	0
2019	12.741569	15.254921	19.73%	0
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.446936	14.363978	6.82%	0
2019	12.010625	13.446936	11.96%	0
2018	12.876782	12.010625	-6.73%	0
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.516332	14.955252	3.02%	0
2019	13.175031	14.516332	10.18%	0
2018	15.955829	13.175031	-17.43%	0
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.731921	17.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.373568	12.940722	4.58%	0
2019	11.621711	12.373568	6.47%	0
2018	11.948491	11.621711	-2.73%	0
2017	11.708490	11.948491	2.05%	0
2016	11.383100	11.708490	2.86%	0
2015	11.724577	11.383100	-2.91%	0
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.197601	14.095698	6.81%	0
2019	12.294310	13.197601	7.35%	0
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.485371	10.654757	1.62%	0
2019	10.043367	10.485371	4.40%	0
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.943711	36.462343	10.68%	0
2019	27.418682	32.943711	20.15%	0
2018	33.998633	27.418682	-19.35%	0
2017	24.576697	33.998633	38.34%	0
2016	23.343809	24.576697	5.28%	0
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.492388	23.356550	3.84%	0
2019	20.013001	22.492388	12.39%	0
2018	21.065972	20.013001	-5.00%	0
2017	20.144447	21.065972	4.57%	0
2016	18.014610	20.144447	11.82%	0
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.909749	12.375214	3.91%	0
2019	11.441567	11.909749	4.09%	0
2018	11.687967	11.441567	-2.11%	0
2017	11.688279	11.687967	0.00%	0
2016	11.844376	11.688279	-1.32%	0
2015	12.105446	11.844376	-2.16%	0
2014	11.818782	12.105446	2.43%	0
2013	12.576205	11.818782	-6.02%	0
2012	12.459214	12.576205	0.94%	0
2011	11.858848	12.459214	5.06%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.497294	8.343358	-1.81%	0
2019	8.523298	8.497294	-0.31%	0
2018	8.583302	8.523298	-0.70%	0
2017	8.725671	8.583302	-1.63%	0
2016	8.907098	8.725671	-2.04%	0
2015	9.093515	8.907098	-2.05%	0
2014	9.283829	9.093515	-2.05%	0
2013	9.478132	9.283829	-2.05%	0
2012	9.677044	9.478132	-2.06%	0
2011	9.879005	9.677044	-2.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.602650	10.128627	5.48%	0
2019	8.244325	9.602650	16.48%	0
2018	9.880444	8.244325	-16.56%	0
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.665228	11.191135	4.93%	0
2019	8.983686	10.665228	18.72%	0
2018	10.681808	8.983686	-15.90%	0
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.657579	32.772769	10.50%	0
2019	24.470787	29.657579	21.20%	0
2018	27.413353	24.470787	-10.73%	0
2017	23.630355	27.413353	16.01%	0
2016	22.037069	23.630355	7.23%	0
2015	22.725148	22.037069	-3.03%	0
2014	22.099056	22.725148	2.83%	0
2013	17.730313	22.099056	24.64%	0
2012	15.618402	17.730313	13.52%	0
2011	16.597157	15.618402	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.363965	18.607857	7.16%	0
2019	15.369476	17.363965	12.98%	0
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.152833	23.126593	9.33%	0
2019	18.005170	21.152833	17.48%	0
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.123988	14.763473	4.53%	0
2019	13.164596	14.123988	7.29%	0
2018	13.688511	13.164596	-3.83%	0
2017	13.222778	13.688511	3.52%	0
2016	12.946736	13.222778	2.13%	0
2015	13.182805	12.946736	-1.79%	0
2014	12.954716	13.182805	1.76%	0
2013	12.616255	12.954716	2.68%	0
2012	12.247086	12.616255	3.01%	0
2011	12.146789	12.247086	0.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.936501	12.224977	2.42%	0
2019	10.784497	11.936501	10.68%	0
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.498777	13.017289	4.15%	0
2019	11.072042	12.498777	12.89%	0
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.906470	23.677118	8.08%	0
2019	18.994341	21.906470	15.33%	0
2018	20.562072	18.994341	-7.62%	0
2017	18.588258	20.562072	10.62%	0
2016	17.711094	18.588258	4.95%	0
2015	18.142508	17.711094	-2.38%	0
2014	17.609812	18.142508	3.02%	0
2013	15.415135	17.609812	14.24%	0
2012	14.202895	15.415135	8.54%	0
2011	14.505369	14.202895	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.499531	29.156418	10.03%	0
2019	22.206751	26.499531	19.33%	0
2018	24.572893	22.206751	-9.63%	0
2017	21.499737	24.572893	14.29%	0
2016	20.232410	21.499737	6.26%	0
2015	20.807751	20.232410	-2.77%	0
2014	20.239948	20.807751	2.81%	0
2013	16.884961	20.239948	19.87%	0
2012	15.153935	16.884961	11.42%	0
2011	15.806595	15.153935	-4.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.883879	19.015478	6.33%	0
2019	16.088863	17.883879	11.16%	0
2018	17.064318	16.088863	-5.72%	0
2017	15.951111	17.064318	6.98%	0
2016	15.405440	15.951111	3.54%	0
2015	15.732684	15.405440	-2.08%	0
2014	15.335156	15.732684	2.59%	0
2013	14.169038	15.335156	8.23%	0
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.420337	10.933940	4.93%	0
2019*	10.000000	10.420337	4.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.719633	12.154725	13.39%	0
2019*	10.000000	10.719633	7.20%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.323265	27.134673	27.25%	0
2019	16.717633	21.323265	27.55%	0
2018	17.661307	16.717633	-5.34%	0
2017	13.881945	17.661307	27.23%	0
2016	13.895137	13.881945	-0.09%	0
2015	13.755464	13.895137	1.02%	0
2014	12.749489	13.755464	7.89%	0
2013	9.683662	12.749489	31.66%	0
2012	8.512790	9.683662	13.75%	0
2011	8.980902	8.512790	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.619427	13.237333	4.90%	0
2019	10.829208	12.619427	16.53%	0
2018	11.617147	10.829208	-6.78%	0
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.520911	15.216204	4.79%	0
2019	12.153182	14.520911	19.48%	0
2018	12.736963	12.153182	-4.58%	0
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.064398	41.870329	16.10%	0
2019	26.810085	36.064398	34.52%	0
2018	27.802802	26.810085	-3.57%	0
2017	22.336623	27.802802	24.47%	0
2016	22.069127	22.336623	1.21%	0
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.822436	27.631726	-0.69%	0
2019	22.421895	27.822436	24.09%	0
2018	25.288878	22.421895	-11.34%	0
2017	23.807710	25.288878	6.22%	0
2016	20.218003	23.807710	17.76%	0
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.776540	17.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.358307	48.039346	10.80%	0
2019	35.228948	43.358307	23.08%	0
2018	40.591720	35.228948	-13.21%	0
2017	35.791133	40.591720	13.41%	0
2016	30.375072	35.791133	17.83%	0
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	0
2013	22.779330	29.686482	30.32%	0
2012	19.797870	22.779330	15.06%	0
2011	20.739090	19.797870	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.898339	20.235542	-3.17%	0
2019	17.227576	20.898339	21.31%	0
2018	20.254921	17.227576	-14.95%	0
2017	18.163865	20.254921	11.51%	0
2016	15.768607	18.163865	15.19%	0
2015	16.577025	15.768607	-4.88%	0
2014	14.462419	16.577025	14.62%	0
2013	10.882378	14.462419	32.90%	0
2012	9.549696	10.882378	13.96%	0
2011	9.980860	9.549696	-4.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.009120	44.056046	37.64%	0
2019	24.139204	32.009120	32.60%	0
2018	26.853890	24.139204	-10.11%	0
2017	21.993513	26.853890	22.10%	0
2016	20.778197	21.993513	5.85%	0
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	0
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.034706	37.043574	2.80%	0
2019	30.995463	36.034706	16.26%	0
2018	38.187056	30.995463	-18.83%	0
2017	35.846259	38.187056	6.53%	0
2016	29.132272	35.846259	23.05%	0
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.503778	44.947607	19.85%	0
2019	30.544464	37.503778	22.78%	0
2018	35.779475	30.544464	-14.63%	0
2017	32.267099	35.779475	10.89%	0
2016	26.880557	32.267099	20.04%	0
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.206754	21.334094	11.08%	0
2019	15.308945	19.206754	25.46%	0
2018	16.455226	15.308945	-6.97%	0
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.984883	22.186056	11.01%	0
2019	16.186973	19.984883	23.46%	0
2018	17.559338	16.186973	-7.82%	0
2017	15.144614	17.559338	15.94%	0
2016	14.041263	15.144614	7.86%	0
2015	14.395374	14.041263	-2.46%	0
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.312645	15.067739	-7.63%	0
2019	12.767029	16.312645	27.77%	0
2018	13.587031	12.767029	-6.04%	0
2017	13.067760	13.587031	3.97%	0
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.720345	22.764283	15.44%	0
2019	15.387540	19.720345	28.16%	0
2018	16.516355	15.387540	-6.83%	0
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.839899	9.911127	0.72%	0
2019	9.651362	9.839899	1.95%	0
2018	9.774306	9.651362	-1.26%	0
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.793022	19.626483	16.87%	0
2019	13.719933	16.793022	22.40%	0
2018	15.801213	13.719933	-13.17%	0
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.301240	33.487764	57.21%	0
2019	15.892523	21.301240	34.03%	0
2018	17.457551	15.892523	-8.96%	0
2017	13.975373	17.457551	24.92%	0
2016	13.452434	13.975373	3.89%	0
2015	13.781662	13.452434	-2.39%	0
2014	13.565524	13.781662	1.59%	0
2013	9.991851	13.565524	35.77%	0
2012	8.898342	9.991851	12.29%	0
2011	9.507383	8.898342	-6.41%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	40.854991	55.908901	36.85%	0
2019	31.483713	40.854991	29.77%	0
2018	34.402807	31.483713	-8.49%	0
2017	28.195058	34.402807	22.02%	0
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.432308	9.558409	1.34%	0
2019	9.287308	9.432308	1.56%	0
2018	9.386922	9.287308	-1.06%	0
2017	9.498196	9.386922	-1.17%	0
2016	9.579637	9.498196	-0.85%	0
2015	9.762187	9.579637	-1.87%	0
2014	9.906069	9.762187	-1.45%	0
2013	10.051396	9.906069	-1.45%	0
2012	9.810513	10.051396	2.46%	0
2011	9.986428	9.810513	-1.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.861910	37.313981	17.11%	0
2019	25.839964	31.861910	23.30%	0
2018	27.986427	25.839964	-7.67%	0
2017	24.124355	27.986427	16.01%	0
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.487769	11.866892	3.30%	0
2019	10.272145	11.487769	11.83%	0
2018	11.206433	10.272145	-8.34%	0
2017	10.377555	11.206433	7.99%	0
2016	10.011911	10.377555	3.65%	0
2015	10.733401	10.011911	-6.72%	0
2014	10.670968	10.733401	0.59%	0
2013	10.137401	10.670968	5.26%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.271168	12.602581	2.70%	0
2019	10.740660	12.271168	14.25%	0
2018	12.062923	10.740660	-10.96%	0
2017	10.495241	12.062923	14.94%	0
2016	10.189360	10.495241	3.00%	0
2015	11.479272	10.189360	-11.24%	0
2014	11.616846	11.479272	-1.18%	0
2013	10.256048	11.616846	13.27%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.254694	12.667307	3.37%	0
2019	10.796407	12.254694	13.51%	0
2018	11.932315	10.796407	-9.52%	0
2017	10.721443	11.932315	11.29%	0
2016	10.340786	10.721443	3.68%	0
2015	11.312030	10.340786	-8.59%	0
2014	11.267291	11.312030	0.40%	0
2013	10.273684	11.267291	9.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.294349	11.937665	5.70%	0
2019	10.318904	11.294349	9.45%	0
2018	11.143054	10.318904	-7.40%	0
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.800934	11.275618	4.39%	0
2019	9.617744	10.800934	12.30%	0
2018	10.318045	9.617744	-6.79%	0
2017	9.594984	10.318045	7.54%	0
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.153609	12.089803	8.39%	0
2019	10.650294	11.153609	4.73%	0
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.709374	10.792945	0.78%	0
2019	10.520709	10.709374	1.79%	0
2018	10.716703	10.520709	-1.83%	0
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.077083	10.081768	0.05%	0
2019	10.017876	10.077083	0.59%	0
2018	10.084781	10.017876	-0.66%	0
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.933147	11.622621	6.31%	0
2019	10.311548	10.933147	6.03%	0
2018	10.595843	10.311548	-2.68%	0
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.747138	24.112508	35.87%	0
2019	13.250079	17.747138	33.94%	0
2018	13.214489	13.250079	0.27%	0
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.019460	20.882852	9.80%	0
2019	15.514986	19.019460	22.59%	0
2018	19.585192	15.514986	-20.78%	0
2017	15.795322	19.585192	23.99%	0
2016	16.530564	15.795322	-4.45%	0
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.435569	34.36%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.830182	13.296332	3.63%	0
2019	10.044620	12.830182	27.73%	0
2018	11.207440	10.044620	-10.38%	0
2017*	10.000000	11.207440	12.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.244656	52.223809	26.62%	0
2019	32.735636	41.244656	25.99%	0
2018	33.140700	32.735636	-1.22%	0
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.498029	6.399242	16.39%	0
2019	5.032085	5.498029	9.26%	0
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.651513	6.593621	16.67%	0
2019	5.157631	5.651513	9.58%	0
2018	7.342584	5.157631	-29.76%	0
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.739613	10.356379	-3.57%	0
2019*	10.000000	10.739613	7.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.188935	51.294544	54.55%	0
2019	27.143946	33.188935	22.27%	0
2018	27.357289	27.143946	-0.78%	0
2017	22.190095	27.357289	23.29%	0
2016	21.024512	22.190095	5.54%	0
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.644987	12.981170	2.66%	0
2019	11.208026	12.644987	12.82%	0
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.653720	31.755184	0.32%	0
2019	26.156688	31.653720	21.02%	0
2018	28.379791	26.156688	-7.83%	0
2017	24.441234	28.379791	16.11%	0
2016	22.475855	24.441234	8.74%	0
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.709290	8.714889	0.06%	0
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.152874	39.500945	0.89%	0
2019	33.354373	39.152874	17.38%	0
2018	40.227133	33.354373	-17.08%	0
2017	36.408893	40.227133	10.49%	0
2016	29.799540	36.408893	22.18%	0
2015	32.276721	29.799540	-7.67%	0
2014	30.261854	32.276721	6.66%	0
2013	22.458355	30.261854	34.75%	0
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.715646	13.638081	7.25%	0
2019	11.926630	12.715646	6.62%	0
2018	12.537282	11.926630	-4.87%	0
2017	12.351936	12.537282	1.50%	0
2016	12.085906	12.351936	2.20%	0
2015	12.657600	12.085906	-4.52%	0
2014	12.516108	12.657600	1.13%	0
2013	13.969137	12.516108	-10.40%	353
2012	13.288066	13.969137	5.13%	269
2011	12.145743	13.288066	9.41%	223

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.080969	32.820675	9.11%	0
2019	24.829559	30.080969	21.15%	0
2018	27.331372	24.829559	-9.15%	0
2017	23.205659	27.331372	17.78%	0
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.795351	29.493367	-1.01%	0
2019	23.593780	29.795351	26.28%	0
2018	27.692468	23.593780	-14.80%	0
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	0
2013	15.145649	19.261251	27.17%	0
2012	13.311218	15.145649	13.78%	1,126
2011	13.711769	13.311218	-2.92%	1,630
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.739719	31.331157	-1.29%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.777834	15.318529	3.66%	0
2019	12.793770	14.777834	15.51%	0
2018	13.742535	12.793770	-6.90%	0
2017	12.226361	13.742535	12.40%	0
2016	11.641093	12.226361	5.03%	0
2015	12.019600	11.641093	-3.15%	0
2014	11.930412	12.019600	0.75%	0
2013	10.106422	11.930412	18.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.351318	11.892214	4.77%	0
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.254532	10.896866	6.26%	0
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.237438	14.436068	1.40%	0
2019	11.409599	14.237438	24.78%	0
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.751285	19.795763	18.17%	0
2019	14.530599	16.751285	15.28%	0
2018	16.061355	14.530599	-9.53%	0
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.716259	13.425924	5.58%	0
2019	10.837279	12.716259	17.34%	0
2018	13.130826	10.837279	-17.47%	0
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.999632	47.657863	8.31%	0
2019	36.774684	43.999632	19.65%	0
2018	41.272688	36.774684	-10.90%	0
2017	37.503708	41.272688	10.05%	0
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.217594	40.585318	15.24%	0
2019	27.493199	35.217594	28.10%	0
2018	29.519423	27.493199	-6.86%	0
2017	24.874226	29.519423	18.67%	0
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.437498	37.973302	20.79%	0
2019	23.649499	31.437498	32.93%	0
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	0
2016	19.846568	20.914245	5.38%	0
2015	20.837798	19.846568	-4.76%	0
2014	19.739772	20.837798	5.56%	0
2013	16.687695	19.739772	18.29%	0
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.170594	27.125000	17.07%	0
2019	19.480916	23.170594	18.94%	0
2018	24.657263	19.480916	-20.99%	0
2017	20.249525	24.657263	21.77%	0
2016	17.709367	20.249525	14.34%	0
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.883559	11.326996	4.07%	0
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.447949	15.751995	-4.23%	0
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.588293	10.573173	-0.14%	0
2019	10.100426	10.588293	4.83%	0
2018	10.327162	10.100426	-2.20%	0
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.597389	10.448152	-1.41%	0
2019	9.026932	10.597389	17.40%	0
2018*	10.000000	9.026932	-9.73%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.417530	14.168272	5.60%	0
2019	12.554182	13.417530	6.88%	0
2018	12.926251	12.554182	-2.88%	0
2017	12.725631	12.926251	1.58%	0
2016	12.554452	12.725631	1.36%	0
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	0
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.371712	13.289316	28.13%	0
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.820596	18.483125	9.88%	0
2019	14.843531	16.820596	13.32%	0
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.376302	20.638904	12.31%	0
2019	15.657816	18.376302	17.36%	0
2018	17.030743	15.657816	-8.06%	0
2017	14.962036	17.030743	13.83%	0
2016	14.443940	14.962036	3.59%	0
2015	14.821828	14.443940	-2.55%	0
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.271355	23.148732	14.19%	0
2019	16.683380	20.271355	21.51%	0
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.411647	16.035398	19.56%	0
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.155939	51.198968	27.50%	0
2019	31.245223	40.155939	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.318603	8.094062	-34.29%	0
2019	11.457213	12.318603	7.52%	0
2018	15.557870	11.457213	-26.36%	0
2017	16.344257	15.557870	-4.81%	0
2016	12.504226	16.344257	30.71%	0
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.505279	29.703987	4.21%	0
2019	22.907168	28.505279	24.44%	0
2018	25.585818	22.907168	-10.47%	0
2017	23.198359	25.585818	10.29%	0
2016	20.129717	23.198359	15.24%	0
2015	21.471624	20.129717	-6.25%	0
2014	20.217816	21.471624	6.20%	0
2013	16.155606	20.217816	25.14%	526
2012	14.098424	16.155606	14.59%	1,872
2011	14.306539	14.098424	-1.45%	2,450

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.432747	15.202651	5.33%	0
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.158620	56.437877	40.54%	0
2019	30.617218	40.158620	31.16%	0
2018	31.413591	30.617218	-2.54%	0
2017	23.799118	31.413591	31.99%	0
2016	24.175276	23.799118	-1.56%	0
2015	23.099004	24.175276	4.66%	0
2014	21.253794	23.099004	8.68%	0
2013	15.962768	21.253794	33.15%	0
2012	14.253099	15.962768	12.00%	22
2011	14.562929	14.253099	-2.13%	23
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.762858	14.708553	6.87%	0
2019	12.849635	13.762858	7.11%	0
2018	13.230944	12.849635	-2.88%	0
2017	12.995201	13.230944	1.81%	0
2016	12.704293	12.995201	2.29%	0
2015	13.088037	12.704293	-2.93%	0
2014	12.657694	13.088037	3.40%	0
2013	13.202218	12.657694	-4.12%	0
2012	12.770479	13.202218	3.38%	512
2011	12.186292	12.770479	4.79%	441
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.077505	49.708143	15.39%	0
2019	35.723508	43.077505	20.59%	0
2018	42.820145	35.723508	-16.57%	0
2017	36.284131	42.820145	18.01%	0
2016	33.112218	36.284131	9.58%	0
2015	34.382591	33.112218	-3.69%	0
2014	33.122328	34.382591	3.80%	0
2013	24.900640	33.122328	33.02%	0
2012	22.202713	24.900640	12.15%	386
2011	25.439024	22.202713	-12.72%	384

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.387643	28.665570	12.91%	0
2019	20.338794	25.387643	24.82%	0
2018	24.460845	20.338794	-16.85%	0
2017	19.220118	24.460845	27.27%	0
2016	20.723042	19.220118	-7.25%	0
2015	20.492118	20.723042	1.13%	0
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.205413	12.050043	-8.75%	0
2019	10.970913	13.205413	20.37%	0
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	36.311505	38.399952	5.75%	0
2019	27.658853	36.311505	31.28%	0
2018	34.248761	27.658853	-19.24%	0
2017	29.374803	34.248761	16.59%	0
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.884435	15.189131	9.40%	0
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.608205	16.372198	-1.42%	0
2019	14.617081	16.608205	13.62%	0
2018	15.604021	14.617081	-6.32%	0
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	14,372
2014	13.967963	14.305828	2.42%	17,187
2013	12.521814	13.967963	11.55%	17,277
2012	11.354426	12.521814	10.28%	17,364
2011	11.327373	11.354426	0.24%	23,210
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	34.874285	39.594438	13.53%	0
2019	27.564611	34.874285	26.52%	0
2018	29.664835	27.564611	-7.08%	0
2017	25.132268	29.664835	18.03%	0
2016	22.121066	25.132268	13.61%	0
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	0
2013	17.352749	22.032252	26.97%	0
2012	15.832050	17.352749	9.61%	0
2011	15.255724	15.832050	3.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.875065	41.063282	2.98%	0
2019	32.236596	39.875065	23.70%	0
2018	37.799637	32.236596	-14.72%	0
2017	34.891526	37.799637	8.33%	0
2016	27.374044	34.891526	27.46%	0
2015	30.191621	27.374044	-9.33%	0
2014	30.664291	30.191621	-1.54%	0
2013	22.990371	30.664291	33.38%	0
2012	19.837005	22.990371	15.90%	1,033
2011	21.053389	19.837005	-5.78%	1,758
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.823803	13.564581	14.72%	0
2019	9.532522	11.823803	24.04%	0
2018	11.564997	9.532522	-17.57%	0
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.313027	19.656108	-3.23%	0
2019	18.438562	20.313027	10.17%	0
2018	22.276441	18.438562	-17.23%	0
2017	19.497990	22.276441	14.25%	0
2016	18.581789	19.497990	4.93%	0
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.081020	8.420757	-7.27%	0
2019	9.092780	9.081020	-0.13%	0
2018	9.112346	9.092780	-0.21%	0
2017	9.131417	9.112346	-0.21%	0
2016	9.060502	9.131417	0.78%	0
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.313959	12.551267	1.93%	0
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.966226	10.412547	4.48%	0
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.511993	10.000239	5.13%	0
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.254269	30.937241	39.02%	0
2019	16.662112	22.254269	33.56%	0
2018	17.710646	16.662112	-5.92%	0
2017	14.240486	17.710646	24.37%	0
2016	14.257541	14.240486	-0.12%	0
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	0
2013	9.592755	13.128774	36.86%	0
2012*	10.000000	9.592755	-4.07%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.582873	45.83%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.112644	50.005871	24.66%	0
2019	31.169002	40.112644	28.69%	0
2018	36.765929	31.169002	-15.22%	0
2017	27.546915	36.765929	33.47%	0
2016	28.180468	27.546915	-2.25%	0
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.350619	10.436409	0.83%	0
2019	9.558784	10.350619	8.28%	0
2018	10.229321	9.558784	-6.56%	0
2017	9.853320	10.229321	3.82%	0
2016	9.470735	9.853320	4.04%	0
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.863809	35.466313	11.31%	0
2019	24.706065	31.863809	28.97%	0
2018	27.462926	24.706065	-10.04%	0
2017	24.049417	27.462926	14.19%	0
2016	22.070227	24.049417	8.97%	0
2015	21.864353	22.070227	0.94%	0
2014	20.229362	21.864353	8.08%	0
2013	15.720688	20.229362	28.68%	0
2012	13.771324	15.720688	14.16%	0
2011	14.110498	13.771324	-2.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.683108	16.726351	6.65%	0
2019	12.811761	15.683108	22.41%	0
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	42.332785	49.581845	17.12%	0
2019	34.281717	42.332785	23.49%	0
2018	39.147128	34.281717	-12.43%	0
2017	35.101577	39.147128	11.53%	0
2016	30.467967	35.101577	15.21%	0
2015	33.141181	30.467967	-8.07%	0
2014	30.318552	33.141181	9.31%	0
2013	22.022269	30.318552	37.67%	0
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.549233	12.500906	18.50%	0
2019	8.421502	10.549233	25.27%	0
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.532735	18.431794	11.49%	0
2019	13.867274	16.532735	19.22%	0
2018	14.981312	13.867274	-7.44%	0
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.168397	13.668956	3.80%	0
2019	12.096854	13.168397	8.86%	0
2018	12.624780	12.096854	-4.18%	0
2017	12.087526	12.624780	4.44%	0
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.160092	30.867375	45.88%	0
2019	15.668950	21.160092	35.04%	0
2018	16.016357	15.668950	-2.17%	0
2017	12.891506	16.016357	24.24%	0
2016	12.408419	12.891506	3.89%	0
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.925431	33.407300	11.64%	0
2019	24.999106	29.925431	19.71%	0
2018	25.428689	24.999106	-1.69%	0
2017	21.985379	25.428689	15.66%	0
2016	21.525001	21.985379	2.14%	0
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.189478	10.998164	7.94%	0
2019	9.524387	10.189478	6.98%	0
2018	9.856624	9.524387	-3.37%	0
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	51.135801	69.604569	36.12%	0
2019	38.167114	51.135801	33.98%	0
2018	38.331710	38.167114	-0.43%	0
2017	30.117230	38.331710	27.28%	0
2016	30.175337	30.117230	-0.19%	0
2015	27.535550	30.175337	9.59%	0
2014	25.930457	27.535550	6.19%	0
2013	20.236256	25.930457	28.14%	683
2012	16.689381	20.236256	21.25%	2,051
2011	18.318292	16.689381	-8.89%	2,841
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.893226	47.063807	47.57%	0
2019	22.494959	31.893226	41.78%	0
2018	22.773268	22.494959	-1.22%	0
2017	16.050898	22.773268	41.88%	0
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.512459	33.521953	13.59%	0
2019	23.791493	29.512459	24.05%	0
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.760739	9.433852	-3.35%	0
2019	8.439087	9.760739	15.66%	0
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.373407	10.909825	5.17%	0
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.391348	30.489032	42.53%	0
2019	15.466335	21.391348	38.31%	0
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	0
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	0
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.686596	36.062161	1.05%	0
2019	28.146963	35.686596	26.79%	0
2018	32.076443	28.146963	-12.25%	0
2017	27.918863	32.076443	14.89%	0
2016	25.063313	27.918863	11.39%	0
2015	25.842325	25.063313	-3.01%	0
2014	23.952869	25.842325	7.89%	0
2013	18.043582	23.952869	32.75%	614
2012	15.905352	18.043582	13.44%	3,479
2011	16.321966	15.905352	-2.55%	5,138
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.799069	12.211085	13.08%	0
2019*	10.000000	10.799069	7.99%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.620262	24.266440	17.68%	0
2019	16.762409	20.620262	23.01%	0
2018	18.968719	16.762409	-11.63%	0
2017	15.277072	18.968719	24.16%	0
2016	15.026600	15.277072	1.67%	0
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	200
2011	10.691901	10.281748	-3.84%	192
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.923735	20.246363	19.63%	0
2019	12.384368	16.923735	36.65%	0
2018	12.579133	12.384368	-1.55%	0
2017	10.029642	12.579133	25.42%	0
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.250507	32.51%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.561331	35.61%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.268402	13.970286	5.29%	0
2019	12.252871	13.268402	8.29%	0
2018	12.632190	12.252871	-3.00%	0
2017	12.184167	12.632190	3.68%	0
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.653638	24.438202	3.32%	0
2019	21.162343	23.653638	11.77%	0
2018	23.257282	21.162343	-9.01%	0
2017	21.676894	23.257282	7.29%	0
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.452891	11.051332	-3.51%	0
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.379389	22.772040	11.74%	0
2019	16.787329	20.379389	21.40%	0
2018	18.476441	16.787329	-9.14%	0
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.433416	18.350865	47.59%	0
2019	9.560578	12.433416	30.05%	0
2018	11.720764	9.560578	-18.43%	0
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.998385	19.734452	9.65%	18,379
2019	15.221069	17.998385	18.25%	18,379
2018	16.364238	15.221069	-6.99%	18,379
2017	14.434525	16.364238	13.37%	18,379
2016	13.525972	14.434525	6.72%	32,181
2015	13.681474	13.525972	-1.14%	95,078
2014	13.310690	13.681474	2.79%	93,144
2013	11.028213	13.310690	20.70%	81,959
2012	9.735254	11.028213	13.28%	33,656
2011	9.852092	9.735254	-1.19%	21,715
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.252815	12.030700	6.91%	0
2019	10.546731	11.252815	6.69%	0
2018	10.891119	10.546731	-3.16%	0
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	2,832
2011	10.530616	10.900226	3.51%	2,947
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.209857	28.251464	27.20%	0
2019	16.832134	22.209857	31.95%	0
2018	18.984142	16.832134	-11.34%	0
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	335
2012	9.642894	11.524943	19.52%	2,590
2011	10.860433	9.642894	-11.21%	3,220

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.893324	35.438018	48.32%	0
2019	18.732446	23.893324	27.55%	0
2018	19.263039	18.732446	-2.75%	0
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	1,328
2011	9.611252	8.968657	-6.69%	1,397
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.171476	21.223493	10.70%	0
2019	15.582979	19.171476	23.03%	0
2018	16.274784	15.582979	-4.25%	0
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.295547	15.582293	1.87%	0
2019	14.311442	15.295547	6.88%	0
2018	14.971224	14.311442	-4.41%	0
2017	14.380930	14.971224	4.10%	0
2016	13.519510	14.380930	6.37%	0
2015	14.220555	13.519510	-4.93%	0
2014	13.982557	14.220555	1.70%	0
2013	14.444925	13.982557	-3.20%	0
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.061386	34.543518	7.74%	0
2019	25.382468	32.061386	26.31%	0
2018	26.002203	25.382468	-2.38%	0
2017	22.086735	26.002203	17.73%	0
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.724672	32.098077	1.18%	0
2019	25.514619	31.724672	24.34%	0
2018	28.166348	25.514619	-9.41%	0
2017	24.444797	28.166348	15.22%	0
2016	21.235775	24.444797	15.11%	0
2015	23.203218	21.235775	-8.48%	0
2014	21.758697	23.203218	6.64%	0
2013	16.426574	21.758697	32.46%	0
2012	14.199541	16.426574	15.68%	0
2011	14.882969	14.199541	-4.59%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.894942	12.217781	12.14%	0
2019	9.681676	10.894942	12.53%	0
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
2015*	10.000000	9.243528	-7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.436757	17.010658	10.20%	0
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.853193	14.875135	7.38%	0
2019	12.179739	13.853193	13.74%	0
2018	13.269685	12.179739	-8.21%	0
2017	12.095767	13.269685	9.71%	0
2016	11.643302	12.095767	3.89%	0
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	3,168
2012	9.646172	10.487632	8.72%	3,168
2011	9.986977	9.646172	-3.41%	3,168

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.919083	16.280638	9.13%	0
2019	12.673830	14.919083	17.72%	0
2018	14.097627	12.673830	-10.10%	0
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	0
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.132844	12.779965	5.33%	0
2019	11.198174	12.132844	8.35%	0
2018	11.745729	11.198174	-4.66%	0
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.898952	12.236397	2.84%	0
2019	10.675339	11.898952	11.46%	0
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.378715	13.010650	5.11%	0
2019	10.955412	12.378715	12.99%	0
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.433080	15.640448	8.37%	0
2019	12.478483	14.433080	15.66%	0
2018	13.719987	12.478483	-9.05%	0
2017	12.295793	13.719987	11.58%	0
2016	11.765889	12.295793	4.50%	0
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	3,101
2012	9.352918	10.288671	10.00%	3,101
2011	9.781278	9.352918	-4.38%	3,101
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.164330	16.666030	9.90%	0
2019	12.672378	15.164330	19.66%	0
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	7,033
2011	9.343985	8.720778	-6.67%	7,033
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.367054	14.271376	6.77%	0
2019	11.945377	13.367054	11.90%	0
2018	12.813410	11.945377	-6.77%	0
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.437499	14.866444	2.97%	0
2019	13.110174	14.437499	10.12%	0
2018	15.885432	13.110174	-17.47%	0
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	213
2011	13.379897	11.471486	-14.26%	207
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.730680	17.31%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.300090	12.857312	4.53%	0
2019	11.558611	12.300090	6.41%	0
2018	11.889720	11.558611	-2.78%	0
2017	11.656840	11.889720	2.00%	0
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.119225	14.004833	6.75%	0
2019	12.227538	13.119225	7.29%	0
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.476432	10.640240	1.56%	0
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.661018	36.130995	10.62%	0
2019	27.197282	32.661018	20.09%	0
2018	33.741448	27.197282	-19.40%	0
2017	24.403185	33.741448	38.27%	0
2016	23.190795	24.403185	5.23%	0
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.299447	23.144369	3.79%	0
2019	19.851464	22.299447	12.33%	0
2018	20.906675	19.851464	-5.05%	0
2017	20.002296	20.906675	4.52%	0
2016	17.896590	20.002296	11.77%	0
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.807559	12.262772	3.86%	0
2019	11.349180	11.807559	4.04%	0
2018	11.599537	11.349180	-2.16%	0
2017	11.605754	11.599537	-0.05%	0
2016	11.766749	11.605754	-1.37%	0
2015	12.032256	11.766749	-2.21%	0
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
2011	11.811251	12.402888	5.01%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.424194	8.267362	-1.86%	0
2019	8.454297	8.424194	-0.36%	0
2018	8.518196	8.454297	-0.75%	0
2017	8.663894	8.518196	-1.68%	0
2016	8.848554	8.663894	-2.09%	0
2015	9.038357	8.848554	-2.10%	0
2014	9.232234	9.038357	-2.10%	0
2013	9.430266	9.232234	-2.10%	0
2012	9.633102	9.430266	-2.11%	0
2011	9.839155	9.633102	-2.09%	3,348
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.545587	10.063304	5.42%	0
2019	8.199512	9.545587	16.42%	0
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.591024	11.107602	4.88%	0
2019	8.925745	10.591024	18.66%	0
2018	10.618377	8.925745	-15.94%	0
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.403056	32.474933	10.45%	0
2019	24.273171	29.403056	21.13%	0
2018	27.205952	24.273171	-10.78%	0
2017	23.463521	27.205952	15.95%	0
2016	21.892629	23.463521	7.18%	0
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	13,725
2012	15.547767	17.641099	13.46%	42,799
2011	16.530524	15.547767	-5.95%	53,861
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.269708	18.497405	7.11%	0
2019	15.293852	17.269708	12.92%	0
2018	16.420068	15.293852	-6.86%	0
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.037957	22.989259	9.28%	0
2019	17.916533	21.037957	17.42%	0
2018	19.569339	17.916533	-8.45%	0
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.002830	14.629366	4.47%	0
2019	13.058321	14.002830	7.23%	0
2018	13.584982	13.058321	-3.88%	0
2017	13.129456	13.584982	3.47%	0
2016	12.861902	13.129456	2.08%	0
2015	13.103123	12.861902	-1.84%	0
2014	12.882997	13.103123	1.71%	0
2013	12.552822	12.882997	2.63%	0
2012	12.191753	12.552822	2.96%	0
2011	12.098070	12.191753	0.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.895953	12.177242	2.36%	0
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.456308	12.966428	4.10%	0
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.718450	23.461912	8.03%	0
2019	18.840932	21.718450	15.27%	0
2018	20.406487	18.840932	-7.67%	2,744
2017	18.457007	20.406487	10.56%	3,751
2016	17.594988	18.457007	4.90%	3,751
2015	18.032786	17.594988	-2.43%	3,751
2014	17.512259	18.032786	2.97%	3,751
2013	15.337575	17.512259	14.18%	8,215
2012	14.138667	15.337575	8.48%	8,215
2011	14.447136	14.138667	-2.14%	9,587
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.272276	28.891619	9.97%	0
2019	22.027555	26.272276	19.27%	0
2018	24.387125	22.027555	-9.68%	0
2017	21.348068	24.387125	14.24%	0
2016	20.099911	21.348068	6.21%	0
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	4,587
2012	15.085484	16.800084	11.37%	4,587
2011	15.743222	15.085484	-4.18%	4,587

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.730494	18.842764	6.27%	0
2019	15.959013	17.730494	11.10%	0
2018	16.935291	15.959013	-5.76%	0
2017	15.838568	16.935291	6.92%	0
2016	15.304545	15.838568	3.49%	0
2015	15.637618	15.304545	-2.13%	0
2014	15.250271	15.637618	2.54%	0
2013	14.097796	15.250271	8.17%	0
2012	13.329259	14.097796	5.77%	0
2011	13.339394	13.329259	-0.08%	2,438
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.416779	10.924624	4.88%	0
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.715972	12.144368	13.33%	0
2019*	10.000000	10.715972	7.16%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.196572	26.959700	27.19%	0
2019	16.626792	21.196572	27.48%	0
2018	17.574365	16.626792	-5.39%	0
2017	13.820636	17.574365	27.16%	0
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.584306	13.193744	4.84%	0
2019	10.804585	12.584306	16.47%	0
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.480471	15.166079	4.73%	0
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.868523	41.621670	16.04%	0
2019	26.678079	35.868523	34.45%	0
2018	27.680130	26.678079	-3.62%	0
2017	22.249393	27.680130	24.41%	0
2016	21.994125	22.249393	1.16%	0
2015	21.432335	21.994125	2.62%	0
2014	20.165435	21.432335	6.28%	0
2013	15.113690	20.165435	33.42%	0
2012	13.036939	15.113690	15.93%	2,016
2011	13.656746	13.036939	-4.54%	2,942
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.671305	27.467598	-0.74%	0
2019	22.311475	27.671305	24.02%	0
2018	25.177275	22.311475	-11.38%	0
2017	23.714716	25.177275	6.17%	0
2016	20.149278	23.714716	17.70%	0
2015	21.538248	20.149278	-6.45%	0
2014	19.478221	21.538248	10.58%	0
2013	15.110100	19.478221	28.91%	0
2012	13.486709	15.110100	12.04%	2,069
2011	13.708726	13.486709	-1.62%	2,209
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.774724	17.75%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.986267	47.602840	10.74%	0
2019	34.944499	42.986267	23.01%	0
2018	40.284670	34.944499	-13.26%	0
2017	35.538473	40.284670	13.36%	0
2016	30.175994	35.538473	17.77%	0
2015	31.624771	30.175994	-4.58%	0
2014	29.522061	31.624771	7.12%	0
2013	22.664722	29.522061	30.26%	487
2012	19.708343	22.664722	15.00%	1,406
2011	20.655840	19.708343	-4.59%	1,774
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.774135	20.105005	-3.22%	0
2019	17.133925	20.774135	21.25%	0
2018	20.155167	17.133925	-14.99%	0
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	769
2011	9.967239	9.531795	-4.37%	1,431

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.734474	43.655743	37.57%	0
2019	23.944300	31.734474	32.53%	0
2018	26.650753	23.944300	-10.16%	0
2017	21.838250	26.650753	22.04%	0
2016	20.642024	21.838250	5.80%	0
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	188
2011	13.796402	13.390907	-2.94%	199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.725531	36.707007	2.75%	0
2019	30.745213	35.725531	16.20%	0
2018	37.898214	30.745213	-18.87%	0
2017	35.593238	37.898214	6.48%	0
2016	28.941373	35.593238	22.98%	0
2015	31.546364	28.941373	-8.26%	0
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.182008	44.539236	19.79%	0
2019	30.297870	37.182008	22.72%	0
2018	35.508861	30.297870	-14.68%	0
2017	32.039348	35.508861	10.83%	0
2016	26.704411	32.039348	19.98%	0
2015	27.804245	26.704411	-3.96%	0
2014	28.243703	27.804245	-1.56%	0
2013	20.525741	28.243703	37.60%	342
2012	18.196320	20.525741	12.80%	464
2011	19.730922	18.196320	-7.78%	485
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.092609	21.196494	11.02%	0
2019	15.225735	19.092609	25.40%	0
2018	16.374200	15.225735	-7.01%	0
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.866085	22.042912	10.96%	0
2019	16.098965	19.866085	23.40%	0
2018	17.472844	16.098965	-7.86%	0
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.215706	14.970539	-7.68%	0
2019	12.697641	16.215706	27.71%	0
2018	13.520128	12.697641	-6.08%	0
2017	13.010033	13.520128	3.92%	0
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.653319	22.675334	15.38%	0
2019	15.343061	19.653319	28.09%	0
2018	16.477078	15.343061	-6.88%	0
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.781451	9.847232	0.67%	0
2019	9.598924	9.781451	1.90%	0
2018	9.726190	9.598924	-1.31%	0
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	654
2011	10.307783	10.222898	-0.82%	589

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.735913	19.549757	16.81%	0
2019	13.680263	16.735913	22.34%	0
2018	15.763633	13.680263	-13.22%	0
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.174720	33.271878	57.13%	0
2019	15.806187	21.174720	33.96%	0
2018	17.371638	15.806187	-9.01%	0
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	306
2011	9.494444	8.881687	-6.45%	323
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	40.501848	55.397371	36.78%	0
2019	31.227501	40.501848	29.70%	0
2018	34.140379	31.227501	-8.53%	0
2017	27.994221	34.140379	21.96%	0
2016	27.450645	27.994221	1.98%	0
2015	27.763332	27.450645	-1.13%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.351334	9.471523	1.29%	0
2019	9.212286	9.351334	1.51%	0
2018	9.315879	9.212286	-1.11%	0
2017	9.431108	9.315879	-1.22%	0
2016	9.516823	9.431108	-0.90%	0
2015	9.703145	9.516823	-1.92%	0
2014	9.851201	9.703145	-1.50%	0
2013	10.000830	9.851201	-1.50%	0
2012	9.766160	10.000830	2.40%	0
2011	9.946344	9.766160	-1.81%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.591922	36.978905	17.05%	0
2019	25.634100	31.591922	23.24%	0
2018	27.777732	25.634100	-7.72%	0
2017	23.956645	27.777732	15.95%	0
2016	22.272537	23.956645	7.56%	0
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	0
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.445819	11.817506	3.25%	0
2019	10.239857	11.445819	11.78%	0
2018	11.176957	10.239857	-8.38%	0
2017	10.355531	11.176957	7.93%	0
2016	9.995741	10.355531	3.60%	0
2015	10.721549	9.995741	-6.77%	0
2014	10.664643	10.721549	0.53%	0
2013	10.136567	10.664643	5.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.226370	12.550165	2.65%	0
2019	10.706919	12.226370	14.19%	0
2018	12.031205	10.706919	-11.01%	0
2017	10.472979	12.031205	14.88%	0
2016	10.172927	10.472979	2.95%	0
2015	11.466618	10.172927	-11.28%	0
2014	11.609967	11.466618	-1.23%	0
2013	10.255208	11.609967	13.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.209940	12.614597	3.31%	0
2019	10.762472	12.209940	13.45%	0
2018	11.900936	10.762472	-9.57%	0
2017	10.698702	11.900936	11.24%	0
2016	10.324115	10.698702	3.63%	0
2015	11.299564	10.324115	-8.63%	0
2014	11.260619	11.299564	0.35%	0
2013	10.272839	11.260619	9.62%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.250249	11.884989	5.64%	0
2019	10.283854	11.250249	9.40%	0
2018	11.110915	10.283854	-7.44%	0
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.764225	11.231567	4.34%	0
2019	9.589949	10.764225	12.24%	0
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.093032	12.018000	8.34%	0
2019	10.597866	11.093032	4.67%	0
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.651197	10.728838	0.73%	0
2019	10.468896	10.651197	1.74%	0
2018	10.669394	10.468896	-1.88%	0
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	167
2011	11.215134	11.090916	-1.11%	141
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.058192	10.057735	0.00%	0
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.884855	11.565374	6.25%	0
2019	10.271245	10.884855	5.97%	0
2018	10.559840	10.271245	-2.73%	0
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	0
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.715790	24.057637	35.80%	0
2019	13.233433	17.715790	33.87%	0
2018	13.204676	13.233433	0.22%	0
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.858229	20.695256	9.74%	0
2019	15.391317	18.858229	22.53%	0
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.430998	34.31%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.812715	13.271440	3.58%	0
2019	10.036066	12.812715	27.67%	0
2018	11.203652	10.036066	-10.42%	0
2017*	10.000000	11.203652	12.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.041682	51.940299	26.55%	0
2019	32.591174	41.041682	25.93%	0
2018	33.011409	32.591174	-1.27%	0
2017	26.485092	33.011409	24.64%	0
2016	30.298435	26.485092	-12.59%	0
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.476534	6.370977	16.33%	0
2019	5.014977	5.476534	9.20%	0
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.629401	6.564489	16.61%	0
2019	5.140071	5.629401	9.52%	0
2018	7.321348	5.140071	-29.79%	0
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.735938	10.347536	-3.62%	0
2019*	10.000000	10.735938	7.36%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.933564	50.873928	54.47%	0
2019	26.948846	32.933564	22.21%	0
2018	27.174620	26.948846	-0.83%	0
2017	22.053161	27.174620	23.22%	0
2016	20.905410	22.053161	5.49%	0
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.595549	12.923820	2.61%	0
2019	11.169905	12.595549	12.76%	0
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	1,048
2014	11.057682	11.275111	1.97%	866
2013	10.095851	11.057682	9.53%	680
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.381986	31.466496	0.27%	0
2019	25.945383	31.381986	20.95%	0
2018	28.164997	25.945383	-7.88%	0
2017	24.268608	28.164997	16.06%	0
2016	22.328487	24.268608	8.69%	0
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	177
2013	15.974091	21.037952	31.70%	341
2012	13.924644	15.974091	14.72%	341
2011	13.415576	13.924644	3.79%	341
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.701884	8.703035	0.01%	0
2019	7.614615	8.701884	14.28%	0
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.816806	39.141880	0.84%	2,487
2019	33.084965	38.816806	17.32%	982
2018	39.922735	33.084965	-17.13%	2,154
2017	36.151786	39.922735	10.43%	2,154
2016	29.604189	36.151786	22.12%	2,227
2015	32.081516	29.604189	-7.72%	2,234
2014	30.094214	32.081516	6.60%	2,261
2013	22.345359	30.094214	34.68%	2,145
2012	19.277145	22.345359	15.92%	2,135
2011	21.558803	19.277145	-10.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.605687	13.513248	7.20%	6,715
2019	11.829529	12.605687	6.56%	6,605
2018	12.441604	11.829529	-4.92%	6,524
2017	12.263923	12.441604	1.45%	7,781
2016	12.005898	12.263923	2.15%	7,131
2015	12.580243	12.005898	-4.57%	8,766
2014	12.445969	12.580243	1.08%	9,700
2013	13.897954	12.445969	-10.45%	13,905
2012	13.227132	13.897954	5.07%	8,396
2011	12.096200	13.227132	9.35%	8,817

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.822786	32.522364	9.05%	0
2019	24.629030	29.822786	21.09%	0
2018	27.124577	24.629030	-9.20%	0
2017	23.041810	27.124577	17.72%	0
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.573016	29.258336	-1.06%	552
2019	23.429685	29.573016	26.22%	552
2018	27.514013	23.429685	-14.84%	1,652
2017	25.224152	27.514013	9.08%	1,500
2016	21.004914	25.224152	20.09%	1,689
2015	21.811005	21.004914	-3.70%	467
2014	19.176220	21.811005	13.74%	449
2013	15.086477	19.176220	27.11%	476
2012	13.265997	15.086477	13.72%	552
2011	13.672148	13.265997	-2.97%	524
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.467621	31.046694	-1.34%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.723847	15.254766	3.61%	1,276
2019	12.753552	14.723847	15.45%	1,273
2018	13.706380	12.753552	-6.95%	1,542
2017	12.200406	13.706380	12.34%	2,395
2016	11.622301	12.200406	4.97%	2,090
2015	12.006336	11.622301	-3.20%	2,385
2014	11.923338	12.006336	0.70%	2,622
2013	10.105591	11.923338	17.99%	2,194
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.324272	11.857799	4.71%	2,530
2019	10.075609	11.324272	12.39%	0
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	4,998
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.230124	10.865375	6.21%	0
2019	9.578720	10.230124	6.80%	0
2018	9.861496	9.578720	-2.87%	0
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.203493	14.394301	1.34%	0
2019	11.388218	14.203493	24.72%	0
2018	12.572306	11.388218	-9.42%	0
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	698
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.660285	19.678179	18.11%	85,718
2019	14.459041	16.660285	15.22%	86,844
2018	15.990475	14.459041	-9.58%	110,131
2017	14.370787	15.990475	11.27%	122,280
2016	14.147346	14.370787	1.58%	124,365
2015	14.604440	14.147346	-3.13%	115,929
2014	14.642422	14.604440	-0.26%	138,967
2013	13.078684	14.642422	11.96%	75,152
2012	12.155242	13.078684	7.60%	48,488
2011	12.891017	12.155242	-5.71%	11,847
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.679464	13.380234	5.53%	0
2019	10.811447	12.679464	17.28%	0
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	764
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.621910	47.224608	8.26%	2,112
2019	36.477601	43.621910	19.59%	2,112
2018	40.960321	36.477601	-10.94%	2,112
2017	37.238827	40.960321	9.99%	1,834
2016	30.267585	37.238827	23.03%	1,834
2015	31.670493	30.267585	-4.43%	2,046
2014	30.789499	31.670493	2.86%	2,105
2013	22.361237	30.789499	37.69%	2,256
2012	19.745389	22.361237	13.25%	2,254
2011	20.065456	19.745389	-1.60%	426
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.915338	40.216443	15.18%	3,946
2019	27.271156	34.915338	28.03%	4,080
2018	29.296076	27.271156	-6.91%	4,219
2017	24.698588	29.296076	18.61%	4,543
2016	22.648487	24.698588	9.05%	4,453
2015	22.946860	22.648487	-1.30%	4,584
2014	20.733991	22.946860	10.67%	4,734
2013	16.088443	20.733991	28.88%	4,965
2012	14.239301	16.088443	12.99%	5,445
2011	14.319483	14.239301	-0.56%	492

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.167612	37.628089	20.73%	1,369
2019	23.458446	31.167612	32.86%	1,437
2018	25.810174	23.458446	-9.11%	1,518
2017	20.766536	25.810174	24.29%	1,554
2016	19.716437	20.766536	5.33%	5,011
2015	20.711751	19.716437	-4.81%	5,629
2014	19.630402	20.711751	5.51%	5,669
2013	16.603702	19.630402	18.23%	5,618
2012	15.407401	16.603702	7.76%	1,420
2011	14.479739	15.407401	6.41%	337
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.971628	26.878358	17.01%	0
2019	19.323503	22.971628	18.88%	0
2018	24.470608	19.323503	-21.03%	0
2017	20.106470	24.470608	21.71%	0
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.868727	11.305790	4.02%	0
2019	9.532487	10.868727	14.02%	0
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.392036	15.690423	-4.28%	3,662
2019	13.116355	16.392036	24.97%	3,216
2018	16.141317	13.116355	-18.74%	5,416
2017	14.759511	16.141317	9.36%	5,251
2016	11.506070	14.759511	28.28%	4,158
2015	12.571343	11.506070	-8.47%	3,681
2014	12.164147	12.571343	3.35%	3,696
2013*	10.000000	12.164147	21.64%	3,001
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.552282	10.531830	-0.19%	0
2019	10.071213	10.552282	4.78%	0
2018	10.302571	10.071213	-2.25%	0
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	422
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.589958	10.435497	-1.46%	0
2019	9.025213	10.589958	17.34%	0
2018*	10.000000	9.025213	-9.75%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.302340	14.039463	5.54%	0
2019	12.452765	13.302340	6.82%	0
2018	12.828407	12.452765	-2.93%	0
2017	12.635724	12.828407	1.52%	0
2016	12.472101	12.635724	1.31%	0
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	0
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.362860	13.271199	28.07%	0
2019	8.197413	10.362860	26.42%	0
2018*	10.000000	8.197413	-18.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.695023	18.335766	9.83%	1,416
2019	14.740234	16.695023	13.26%	1,496
2018	15.736596	14.740234	-6.33%	1,637
2017	14.256890	15.736596	10.38%	1,837
2016	13.845145	14.256890	2.97%	1,982
2015	14.224830	13.845145	-2.67%	2,046
2014	13.949939	14.224830	1.97%	571
2013	12.594405	13.949939	10.76%	543
2012	11.535594	12.594405	9.18%	531
2011	11.839105	11.535594	-2.56%	16,157
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.239189	20.474457	12.26%	8,569
2019	15.548931	18.239189	17.30%	8,705
2018	16.921009	15.548931	-8.11%	23,484
2017	14.873202	16.921009	13.77%	24,697
2016	14.365494	14.873202	3.53%	24,842
2015	14.748866	14.365494	-2.60%	24,996
2014	14.410713	14.748866	2.35%	25,156
2013	12.735999	14.410713	13.15%	25,993
2012	11.511808	12.735999	10.63%	25,281
2011	11.912123	11.511808	-3.36%	22,225

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.120091	22.964279	14.14%	0
2019	16.567343	20.120091	21.44%	0
2018	18.416907	16.567343	-10.04%	14,820
2017	15.593387	18.416907	18.11%	14,820
2016	14.980220	15.593387	4.09%	14,820
2015	15.390919	14.980220	-2.67%	18,937
2014	15.016813	15.390919	2.49%	14,820
2013	12.640493	15.016813	18.80%	14,820
2012	11.216070	12.640493	12.70%	14,820
2011	11.795751	11.216070	-4.91%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.386591	15.997264	19.50%	32,761
2019	11.022559	13.386591	21.45%	25,048
2018	11.789733	11.022559	-6.51%	20,085
2017	10.375787	11.789733	13.63%	1,573
2016*	10.000000	10.375787	3.76%	1,092
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	39.811307	50.733649	27.44%	1,034
2019	30.992888	39.811307	28.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.226601	8.029492	-34.33%	15,532
2019	11.377448	12.226601	7.46%	7,314
2018	15.457514	11.377448	-26.40%	16,604
2017	16.247100	15.457514	-4.86%	17,898
2016	12.436234	16.247100	30.64%	18,800
2015	16.037774	12.436234	-22.46%	21,512
2014	18.789202	16.037774	-14.64%	16,975
2013	15.467253	18.789202	21.48%	18,114
2012	15.093369	15.467253	2.48%	14,665
2011	16.270402	15.093369	-7.23%	12,458
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.260684	29.434060	4.15%	35,662
2019	22.722215	28.260684	24.37%	40,063
2018	25.392289	22.722215	-10.52%	41,515
2017	23.034602	25.392289	10.24%	41,886
2016	19.997803	23.034602	15.19%	42,224
2015	21.341819	19.997803	-6.30%	42,593
2014	20.105852	21.341819	6.15%	42,598
2013	16.074337	20.105852	25.08%	33,369
2012	14.034687	16.074337	14.53%	21,669
2011	14.249134	14.034687	-1.50%	9,873

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.405769	15.166496	5.28%	0
2019	11.352701	14.405769	26.89%	0
2018	12.778265	11.352701	-11.16%	0
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	39.813864	55.924832	40.47%	5,302
2019	30.369880	39.813864	31.10%	3,771
2018	31.175837	30.369880	-2.59%	3,817
2017	23.631016	31.175837	31.93%	8,373
2016	24.016745	23.631016	-1.61%	8,102
2015	22.959261	24.016745	4.61%	10,880
2014	21.136011	22.959261	8.63%	12,471
2013	15.882414	21.136011	33.08%	10,409
2012	14.188613	15.882414	11.94%	8,949
2011	14.504432	14.188613	-2.18%	804
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.644734	14.574860	6.82%	14,599
2019	12.745848	13.644734	7.05%	11,096
2018	13.130819	12.745848	-2.93%	397
2017	12.903428	13.130819	1.76%	1,484
2016	12.621001	12.903428	2.24%	2,582
2015	13.008876	12.621001	-2.98%	1,428
2014	12.587552	13.008876	3.35%	1,403
2013	13.135777	12.587552	-4.17%	959
2012	12.712726	13.135777	3.33%	0
2011	12.137372	12.712726	4.74%	1,769
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.707750	49.256301	15.33%	2,903
2019	35.434968	42.707750	20.52%	2,927
2018	42.496135	35.434968	-16.62%	12,014
2017	36.027917	42.496135	17.95%	12,389
2016	32.895161	36.027917	9.52%	12,487
2015	34.174658	32.895161	-3.74%	14,561
2014	32.938845	34.174658	3.75%	15,413
2013	24.775344	32.938845	32.95%	15,109
2012	22.102308	24.775344	12.09%	13,329
2011	25.336905	22.102308	-12.77%	15,609

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.169647	28.404913	12.85%	1,603
2019	20.174452	25.169647	24.76%	1,589
2018	24.275683	20.174452	-16.89%	1,579
2017	19.084347	24.275683	27.20%	1,533
2016	20.587144	19.084347	-7.30%	1,540
2015	20.368144	20.587144	1.08%	2,577
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.160509	12.002926	-8.80%	0
2019	10.939185	13.160509	20.31%	0
2018	11.952532	10.939185	-8.48%	0
2017	11.770457	11.952532	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.999748	38.050814	5.70%	0
2019	27.435393	35.999748	31.22%	0
2018	33.989532	27.435393	-19.28%	0
2017	29.167317	33.989532	16.53%	0
2016	27.277298	29.167317	6.93%	0
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.801922	15.091155	9.34%	8,244
2019	11.768095	13.801922	17.28%	8,154
2018	13.312712	11.768095	-11.60%	8,106
2017	12.149059	13.312712	9.58%	8,021
2016	10.969412	12.149059	10.75%	8,551
2015	11.953176	10.969412	-8.23%	8,674
2014	11.877557	11.953176	0.64%	7,915
2013	9.807182	11.877557	21.11%	7,853
2012	8.690646	9.807182	12.85%	5,450
2011	9.020303	8.690646	-3.65%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.492701	16.250022	-1.47%	10,290
2019	14.522841	16.492701	13.56%	10,674
2018	15.511380	14.522841	-6.37%	20,117
2017	14.453121	15.511380	7.32%	33,464
2016	12.953262	14.453121	11.58%	35,236
2015	14.242671	12.953262	-9.05%	47,607
2014	13.913401	14.242671	2.37%	45,731
2013	12.479263	13.913401	11.49%	46,003
2012	11.321632	12.479263	10.22%	26,235
2011	11.300407	11.321632	0.19%	3,807
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	34.574884	39.234469	13.48%	320
2019	27.341926	34.574884	26.45%	311
2018	29.440301	27.341926	-7.13%	316
2017	24.954741	29.440301	17.97%	318
2016	21.976001	24.954741	13.55%	315
2015	23.309221	21.976001	-5.72%	339
2014	21.910146	23.309221	6.39%	329
2013	17.265403	21.910146	26.90%	329
2012	15.760427	17.265403	9.55%	329
2011	15.194446	15.760427	3.72%	332
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.532681	40.689894	2.93%	278
2019	31.976120	39.532681	23.63%	277
2018	37.513491	31.976120	-14.76%	281
2017	34.645022	37.513491	8.28%	282
2016	27.194497	34.645022	27.40%	546
2015	30.008931	27.194497	-9.38%	298
2014	30.494332	30.008931	-1.59%	295
2013	22.874618	30.494332	33.31%	304
2012	19.747243	22.874618	15.84%	156
2011	20.968819	19.747243	-5.83%	161
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.789653	13.518494	14.66%	2,512
2019	9.509841	11.789653	23.97%	2,633
2018	11.543411	9.509841	-17.62%	1,698
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	74

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.138649	19.477399	-3.28%	0
2019	18.289617	20.138649	10.11%	0
2018	22.107857	18.289617	-17.27%	0
2017	19.360291	22.107857	14.19%	0
2016	18.459966	19.360291	4.88%	0
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	102
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.050117	8.387816	-7.32%	18,153
2019	9.066467	9.050117	-0.18%	20,270
2018	9.090652	9.066467	-0.27%	26,124
2017	9.114324	9.090652	-0.26%	42,667
2016	9.048141	9.114324	0.73%	43,101
2015	9.662976	9.048141	-6.36%	43,672
2014	9.697542	9.662976	-0.36%	47,344
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.265831	12.495833	1.88%	518
2019	11.198599	12.265831	9.53%	537
2018	11.964845	11.198599	-6.40%	559
2017	10.809643	11.964845	10.69%	582
2016	10.587253	10.809643	2.10%	602
2015	11.488218	10.587253	-7.84%	607
2014	11.295001	11.488218	1.71%	607
2013	10.164177	11.295001	11.13%	607
2012*	10.000000	10.164177	1.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.957744	10.398381	4.43%	0
2019	9.351537	9.957744	6.48%	0
2018*	10.000000	9.351537	-6.48%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.479650	9.961143	5.08%	6,156
2019	9.225443	9.479650	2.76%	5,793
2018	9.933364	9.225443	-7.13%	5,486
2017	9.791217	9.933364	1.45%	5,587
2016	10.054385	9.791217	-2.62%	6,115
2015	10.088773	10.054385	-0.34%	4,985
2014	9.851409	10.088773	2.41%	2,938
2013*	10.000000	9.851409	-1.49%	2,854

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.167202	30.800473	38.95%	0
2019	16.605397	22.167202	33.49%	0
2018	17.659430	16.605397	-5.97%	0
2017	14.206544	17.659430	24.30%	0
2016	14.230801	14.206544	-0.17%	0
2015	13.883995	14.230801	2.50%	471
2014	13.117540	13.883995	5.84%	611
2013	9.589447	13.117540	36.79%	801
2012*	10.000000	9.589447	-4.11%	839
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.577910	45.78%	885
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	39.768315	49.551309	24.60%	1,172
2019	30.917227	39.768315	28.63%	1,215
2018	36.487717	30.917227	-15.27%	1,215
2017	27.352371	36.487717	33.40%	1,341
2016	27.995705	27.352371	-2.30%	1,322
2015	27.597404	27.995705	1.44%	1,278
2014	27.635635	27.597404	-0.14%	1,329
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.312684	10.392841	0.78%	0
2019	9.528618	10.312684	8.23%	0
2018	10.202280	9.528618	-6.60%	0
2017	9.832291	10.202280	3.76%	0
2016	9.455343	9.832291	3.99%	0
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	294
2013	10.135959	9.881618	-2.51%	566
2012*	10.000000	10.135959	1.36%	566
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.590386	35.144022	11.25%	0
2019	24.506571	31.590386	28.91%	0
2018	27.255184	24.506571	-10.08%	0
2017	23.879637	27.255184	14.14%	0
2016	21.925576	23.879637	8.91%	0
2015	21.732156	21.925576	0.89%	299
2014	20.117327	21.732156	8.03%	391
2013	15.641602	20.117327	28.61%	497
2012	13.709058	15.641602	14.10%	520
2011	14.053857	13.709058	-2.45%	609

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.621784	16.652433	6.60%	1,809
2019	12.768190	15.621784	22.35%	1,629
2018	14.762864	12.768190	-13.51%	1,600
2017	13.158174	14.762864	12.20%	1,549
2016	11.882435	13.158174	10.74%	1,614
2015	12.686635	11.882435	-6.34%	2,627
2014	12.446443	12.686635	1.93%	2,486
2013	9.901440	12.446443	25.70%	2,178
2012*	10.000000	9.901440	-0.99%	2,630
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	41.969466	49.131229	17.06%	651
2019	34.004864	41.969466	23.42%	624
2018	38.850959	34.004864	-12.47%	648
2017	34.853759	38.850959	11.47%	648
2016	30.268263	34.853759	15.15%	833
2015	32.940791	30.268263	-8.11%	646
2014	30.150620	32.940791	9.25%	1,152
2013	21.911475	30.150620	37.60%	1,459
2012	19.031177	21.911475	15.13%	1,092
2011	19.923293	19.031177	-4.48%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.518698	12.458363	18.44%	320
2019	8.401427	10.518698	25.20%	358
2018	10.674191	8.401427	-21.29%	374
2017	8.626656	10.674191	23.73%	334
2016	9.061745	8.626656	-4.80%	1,139
2015	8.981906	9.061745	0.89%	1,132
2014*	10.000000	8.981906	-10.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.442838	18.322204	11.43%	41,068
2019	13.798935	16.442838	19.16%	50,385
2018	14.915146	13.798935	-7.48%	73,004
2017	12.887018	14.915146	15.74%	75,816
2016	13.516544	12.887018	-4.66%	82,291
2015	15.071585	13.516544	-10.32%	98,752
2014	16.258919	15.071585	-7.30%	99,544
2013	13.278794	16.258919	22.44%	77,594
2012	11.387526	13.278794	16.61%	34,998
2011	12.540990	11.387526	-9.20%	7,175

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.116950	13.608599	3.75%	8,101
2019	12.055746	13.116950	8.80%	7,673
2018	12.588347	12.055746	-4.23%	10,455
2017	12.058784	12.588347	4.39%	11,407
2016	10.606145	12.058784	13.70%	11,719
2015	11.593376	10.606145	-8.52%	15,148
2014	11.626646	11.593376	-0.29%	16,150
2013	10.753052	11.626646	8.12%	15,643
2012*	10.000000	10.753052	7.53%	1,585
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.077367	30.731036	45.80%	6,106
2019	15.615671	21.077367	34.98%	2,973
2018	15.970106	15.615671	-2.22%	3,039
2017	12.860821	15.970106	24.18%	2,299
2016	12.385199	12.860821	3.84%	2,317
2015	13.433879	12.385199	-7.81%	3,980
2014	12.727484	13.433879	5.55%	4,252
2013	10.010170	12.727484	27.15%	4,066
2012*	10.000000	10.010170	0.10%	221
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.668485	33.103548	11.58%	0
2019	24.797119	29.668485	19.64%	0
2018	25.236191	24.797119	-1.74%	0
2017	21.830064	25.236191	15.60%	0
2016	21.383830	21.830064	2.09%	0
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.165199	10.966348	7.88%	4,073
2019	9.506551	10.165199	6.93%	1,630
2018	9.843212	9.506551	-3.42%	2,672
2017	9.732570	9.843212	1.14%	2,930
2016	9.729662	9.732570	0.03%	3,552
2015*	10.000000	9.729662	-2.70%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	50.696925	68.971966	36.05%	886
2019	37.858879	50.696925	33.91%	923
2018	38.041693	37.858879	-0.48%	952
2017	29.904584	38.041693	27.21%	900
2016	29.977540	29.904584	-0.24%	925
2015	27.369044	29.977540	9.53%	1,562
2014	25.786819	27.369044	6.14%	1,960
2013	20.134433	25.786819	28.07%	3,827
2012	16.613905	20.134433	21.19%	4,087
2011	18.244750	16.613905	-8.94%	2,625
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.768469	46.855816	47.49%	3,809
2019	22.418409	31.768469	41.71%	507
2018	22.707432	22.418409	-1.27%	1,859
2017	16.012636	22.707432	41.81%	1,928
2016	14.372584	16.012636	11.41%	2,627
2015	14.036304	14.372584	2.40%	3,880
2014	13.118419	14.036304	7.00%	4,907
2013	9.902057	13.118419	32.48%	3,678
2012*	10.000000	9.902057	-0.98%	2,819
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.259051	33.217132	13.53%	415
2019	23.599267	29.259051	23.98%	383
2018	28.423350	23.599267	-16.97%	3,577
2017	22.205458	28.423350	28.00%	3,542
2016	24.323641	22.205458	-8.71%	3,567
2015	27.258392	24.323641	-10.77%	3,733
2014	31.692977	27.258392	-13.99%	4,483
2013	28.341566	31.692977	11.83%	5,652
2012	25.592595	28.341566	10.74%	5,404
2011	38.654799	25.592595	-33.79%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.727532	9.396949	-3.40%	2,781
2019	8.414679	9.727532	15.60%	2,627
2018	10.560419	8.414679	-20.32%	2,873
2017	8.442430	10.560419	25.09%	2,813
2016	7.143017	8.442430	18.19%	3,864
2015	9.131560	7.143017	-21.78%	3,923
2014	9.786067	9.131560	-6.69%	2,893
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.354015	10.883879	5.12%	0
2019	9.760634	10.354015	6.08%	0
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.307718	30.354358	42.46%	3,417
2019	15.413738	21.307718	38.24%	2,197
2018	16.029715	15.413738	-3.84%	4,981
2017	12.966452	16.029715	23.62%	4,916
2016	12.178962	12.966452	6.47%	5,283
2015	12.719544	12.178962	-4.25%	7,216
2014	14.052265	12.719544	-9.48%	8,736
2013	10.169223	14.052265	38.18%	7,805
2012*	10.000000	10.169223	1.69%	212
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.380210	35.734286	1.00%	3,546
2019	27.919561	35.380210	26.72%	3,626
2018	31.833653	27.919561	-12.30%	7,298
2017	27.721655	31.833653	14.83%	9,140
2016	24.898953	27.721655	11.34%	9,129
2015	25.685975	24.898953	-3.06%	7,337
2014	23.820115	25.685975	7.83%	8,153
2013	17.952750	23.820115	32.68%	11,677
2012	15.833392	17.952750	13.39%	5,529
2011	16.256404	15.833392	-2.60%	2,316
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.795385	12.200691	13.02%	0
2019*	10.000000	10.795385	7.95%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.518715	24.134602	17.62%	18,921
2019	16.688386	20.518715	22.95%	17,684
2018	18.894659	16.688386	-11.68%	23,080
2017	15.225177	18.894659	24.10%	21,925
2016	14.983190	15.225177	1.62%	20,955
2015	14.402140	14.983190	4.03%	18,502
2014	14.553727	14.402140	-1.04%	15,863
2013	11.653050	14.553727	24.89%	14,931
2012	10.273024	11.653050	13.43%	1,839
2011	10.688282	10.273024	-3.89%	494
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.882600	20.186834	19.57%	0
2019	12.360579	16.882600	36.58%	0
2018	12.561418	12.360579	-1.60%	0
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	671
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.246000	32.46%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.556723	35.57%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.155878	13.844727	5.24%	0
2019	12.155174	13.155878	8.23%	0
2018	12.537914	12.155174	-3.05%	0
2017	12.099402	12.537914	3.62%	0
2016	11.680061	12.099402	3.59%	0
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.449134	24.214537	3.26%	0
2019	20.990097	23.449134	11.72%	0
2018	23.079845	20.990097	-9.05%	0
2017	21.522470	23.079845	7.24%	0
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.425594	11.019356	-3.56%	199
2019	9.131816	11.425594	25.12%	199
2018	10.133063	9.131816	-9.88%	199
2017	9.200867	10.133063	10.13%	973
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.284206	22.654122	11.68%	0
2019	16.717467	20.284206	21.34%	0
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	1,825
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.359548	18.232535	47.52%	1,336
2019	9.508635	12.359548	29.98%	1,397
2018	11.663081	9.508635	-18.47%	1,415
2017	9.494091	11.663081	22.85%	1,393
2016	9.948025	9.494091	-4.56%	1,400
2015	10.233633	9.948025	-2.79%	1,386
2014	10.601854	10.233633	-3.47%	1,388
2013	8.948602	10.601854	18.47%	894
2012	7.916925	8.948602	13.03%	0
2011	8.952102	7.916925	-11.56%	374
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.873166	19.587145	9.59%	164,316
2019	15.122900	17.873166	18.19%	164,267
2018	16.267056	15.122900	-7.03%	160,302
2017	14.356105	16.267056	13.31%	161,031
2016	13.459339	14.356105	6.66%	161,871
2015	13.621024	13.459339	-1.19%	155,304
2014	13.258642	13.621024	2.73%	145,820
2013	10.990690	13.258642	20.64%	145,227
2012	9.707105	10.990690	13.22%	62,344
2011	9.828613	9.707105	-1.24%	37,525
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.174531	11.940912	6.86%	9,890
2019	10.478704	11.174531	6.64%	9,836
2018	10.826425	10.478704	-3.21%	12,857
2017	10.719359	10.826425	1.00%	15,644
2016	10.671398	10.719359	0.45%	15,240
2015	10.931131	10.671398	-2.38%	15,379
2014	10.641514	10.931131	2.72%	13,410
2013	11.162660	10.641514	-4.67%	10,311
2012	10.868716	11.162660	2.70%	2,749
2011	10.505524	10.868716	3.46%	1,162
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.055307	28.040556	27.14%	8,186
2019	16.723552	22.055307	31.88%	8,685
2018	18.871373	16.723552	-11.38%	9,846
2017	14.724805	18.871373	28.16%	11,107
2016	15.019315	14.724805	-1.96%	12,707
2015	14.406712	15.019315	4.25%	18,625
2014	14.457887	14.406712	-0.35%	18,446
2013	11.485739	14.457887	25.88%	19,981
2012	9.615008	11.485739	19.46%	8,899
2011	10.834550	9.615008	-11.26%	2,120

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.727078	35.173496	48.24%	28,537
2019	18.611616	23.727078	27.49%	31,834
2018	19.148626	18.611616	-2.80%	38,545
2017	15.311760	19.148626	25.06%	36,678
2016	14.346869	15.311760	6.73%	38,198
2015	13.776670	14.346869	4.14%	40,137
2014	13.028408	13.776670	5.74%	38,686
2013	10.272722	13.028408	26.83%	30,067
2012	8.942733	10.272722	14.87%	23,214
2011	9.588362	8.942733	-6.73%	9,019
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.047774	21.075777	10.65%	25,680
2019	15.490343	19.047774	22.97%	29,466
2018	16.186356	15.490343	-4.30%	30,096
2017	13.566221	16.186356	19.31%	44,707
2016	12.479772	13.566221	8.71%	42,158
2015	12.616898	12.479772	-1.09%	33,658
2014	11.697730	12.616898	7.86%	35,400
2013	8.990572	11.697730	30.11%	32,099
2012	7.849255	8.990572	14.54%	24,540
2011	8.204802	7.849255	-4.33%	13,687
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.164280	15.440678	1.82%	3,419
2019	14.195862	15.164280	6.82%	3,188
2018	14.857945	14.195862	-4.46%	5,439
2017	14.279389	14.857945	4.05%	5,609
2016	13.430901	14.279389	6.32%	5,495
2015	14.134577	13.430901	-4.98%	5,750
2014	13.905116	14.134577	1.65%	5,693
2013	14.372269	13.905116	-3.25%	6,132
2012	13.085829	14.372269	9.83%	2,513
2011	12.669703	13.085829	3.28%	2,550
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	31.786202	34.229531	7.69%	1,276
2019	25.177467	31.786202	26.25%	1,224
2018	25.805454	25.177467	-2.43%	1,271
2017	21.930781	25.805454	17.67%	1,353
2016	20.161635	21.930781	8.77%	1,812
2015	20.469179	20.161635	-1.50%	1,472
2014	18.708276	20.469179	9.41%	1,495
2013	14.618193	18.708276	27.98%	1,570
2012	13.122958	14.618193	11.39%	0
2011	13.360187	13.122958	-1.78%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.452379	31.806323	1.13%	511
2019	25.308546	31.452379	24.28%	483
2018	27.953223	25.308546	-9.46%	525
2017	24.272186	27.953223	15.17%	522
2016	21.096566	24.272186	15.05%	521
2015	23.062893	21.096566	-8.53%	526
2014	21.638154	23.062893	6.58%	521
2013	16.343914	21.638154	32.39%	522
2012	14.135318	16.343914	15.62%	597
2011	14.823207	14.135318	-4.64%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.870106	12.183711	12.08%	0
2019	9.664543	10.870106	12.47%	0
2018	10.792361	9.664543	-10.45%	0
2017	9.312181	10.792361	15.90%	0
2016	9.241315	9.312181	0.77%	0
2015*	10.000000	9.241315	-7.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.344990	16.900910	10.14%	1,448
2019	12.650907	15.344990	21.30%	18,960
2018	14.487281	12.650907	-12.68%	19,039
2017	12.357908	14.487281	17.23%	19,127
2016	11.653981	12.357908	6.04%	26,190
2015	12.122702	11.653981	-3.87%	26,281
2014	11.855937	12.122702	2.25%	27,767
2013	9.358010	11.855937	26.69%	18,876
2012	8.234030	9.358010	13.65%	1,399
2011	8.987924	8.234030	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.770935	14.779251	7.32%	41,644
2019	12.113597	13.770935	13.68%	42,075
2018	13.204415	12.113597	-8.26%	42,908
2017	12.042402	13.204415	9.65%	44,637
2016	11.597835	12.042402	3.83%	50,370
2015	11.979598	11.597835	-3.19%	58,516
2014	11.738363	11.979598	2.06%	71,331
2013	10.462682	11.738363	12.19%	63,269
2012	9.628146	10.462682	8.67%	51
2011	9.973398	9.628146	-3.46%	15,779

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.830424	16.175629	9.07%	0
2019	12.604944	14.830424	17.66%	0
2018	14.028220	12.604944	-10.15%	0
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	211
2015	12.208387	11.787153	-3.45%	208
2014	11.916848	12.208387	2.45%	275
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.060734	12.697518	5.28%	11,094
2019	11.137307	12.060734	8.29%	0
2018	11.687887	11.137307	-4.71%	1,159
2017	11.229913	11.687887	4.08%	1,083
2016	10.969941	11.229913	2.37%	1,019
2015	11.293880	10.969941	-2.87%	1,041
2014	11.169368	11.293880	1.11%	1,010
2013	10.878184	11.169368	2.68%	955
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.858509	12.188572	2.78%	0
2019	10.644479	11.858509	11.41%	0
2018	11.700181	10.644479	-9.02%	0
2017	10.418161	11.700181	12.31%	4,671
2016	10.085979	10.418161	3.29%	7,058
2015	10.770090	10.085979	-6.35%	8,118
2014	10.763473	10.770090	0.06%	8,271
2013*	10.000000	10.763473	7.63%	3,600
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.336621	12.959790	5.05%	0
2019	10.923746	12.336621	12.93%	0
2018	12.015002	10.923746	-9.08%	0
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	1,055
2014	10.901196	10.774906	-1.16%	10,488
2013*	10.000000	10.901196	9.01%	11,258

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.347287	15.539551	8.31%	48,148
2019	12.410639	14.347287	15.60%	48,483
2018	13.652407	12.410639	-9.10%	50,710
2017	12.241457	13.652407	11.53%	72,571
2016	11.719853	12.241457	4.45%	75,982
2015	12.106433	11.719853	-3.19%	80,176
2014	11.831720	12.106433	2.32%	77,338
2013	10.264140	11.831720	15.27%	60,854
2012	9.335399	10.264140	9.95%	3,011
2011	9.767952	9.335399	-4.43%	647
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.074213	16.558528	9.85%	0
2019	12.603492	15.074213	19.60%	0
2018	14.234845	12.603492	-11.46%	0
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.287617	14.179312	6.71%	14,758
2019	11.880450	13.287617	11.84%	22,579
2018	12.750318	11.880450	-6.82%	22,668
2017	11.857478	12.750318	7.53%	27,232
2016	11.431632	11.857478	3.73%	27,288
2015	11.808623	11.431632	-3.19%	27,454
2014	11.594761	11.808623	1.84%	27,592
2013	10.652325	11.594761	8.85%	27,717
2012	9.893273	10.652325	7.67%	23,009
2011	10.137580	9.893273	-2.41%	15,096
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.359015	14.778082	2.92%	2,428
2019	13.045570	14.359015	10.07%	2,439
2018	15.815285	13.045570	-17.51%	2,450
2017	13.169760	15.815285	20.09%	2,464
2016	13.309931	13.169760	-1.05%	2,676
2015	14.154944	13.309931	-5.97%	2,670
2014	15.749135	14.154944	-10.12%	2,424
2013	13.402022	15.749135	17.51%	311
2012	11.455869	13.402022	16.99%	2,282
2011	13.368509	11.455869	-14.31%	1,254
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.729441	17.29%	1,263

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.227012	12.774393	4.48%	860
2019	11.495801	12.227012	6.36%	860
2018	11.831188	11.495801	-2.83%	860
2017	11.605378	11.831188	1.95%	938
2016	11.294355	11.605378	2.75%	2,137
2015	11.645063	11.294355	-3.01%	1,849
2014	11.368969	11.645063	2.43%	2,065
2013	11.871478	11.368969	-4.23%	420
2012	11.288265	11.871478	5.17%	621
2011	10.858224	11.288265	3.96%	621
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.041281	13.914520	6.70%	904
2019	12.161104	13.041281	7.24%	7,818
2018	12.613126	12.161104	-3.58%	904
2017	12.421582	12.613126	1.54%	1,471
2016	12.283974	12.421582	1.12%	1,334
2015	12.619173	12.283974	-2.66%	1,334
2014	12.296182	12.619173	2.63%	753
2013	12.829222	12.296182	-4.15%	721
2012	12.240525	12.829222	4.81%	721
2011	11.795397	12.240525	3.77%	567
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.467508	10.625754	1.51%	0
2019	10.036506	10.467508	4.29%	0
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.380628	35.802512	10.57%	1,759
2019	26.977567	32.380628	20.03%	1,760
2018	33.486076	26.977567	-19.44%	1,830
2017	24.230819	33.486076	38.20%	1,959
2016	23.038728	24.230819	5.17%	1,893
2015	28.108133	23.038728	-18.04%	2,451
2014	30.472073	28.108133	-7.76%	2,430
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.108055	22.933998	3.74%	175
2019	19.691138	22.108055	12.27%	167
2018	20.748474	19.691138	-5.10%	219
2017	19.861050	20.748474	4.47%	227
2016	17.779282	19.861050	11.71%	220
2015	18.656443	17.779282	-4.70%	309
2014	18.592204	18.656443	0.35%	504
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.706201	12.151292	3.80%	53,035
2019	11.257510	11.706201	3.99%	807
2018	11.511763	11.257510	-2.21%	0
2017	11.523812	11.511763	-0.10%	0
2016	11.689619	11.523812	-1.42%	0
2015	11.959489	11.689619	-2.26%	0
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	0
2012	12.346802	12.449973	0.84%	0
2011	11.763830	12.346802	4.96%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.351727	8.192060	-1.91%	54,207
2019	8.385844	8.351727	-0.41%	54,335
2018	8.453569	8.385844	-0.80%	52,503
2017	8.602538	8.453569	-1.73%	52,631
2016	8.790365	8.602538	-2.14%	52,763
2015	8.983507	8.790365	-2.15%	62,417
2014	9.180892	8.983507	-2.15%	7,847
2013	9.382613	9.180892	-2.15%	24,860
2012	9.589344	9.382613	-2.16%	1,124
2011	9.799448	9.589344	-2.14%	3,129
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.488805	9.998324	5.37%	0
2019	8.154914	9.488805	16.36%	0
2018	9.783358	8.154914	-16.65%	0
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.517302	11.024646	4.82%	1,614
2019	8.868141	10.517302	18.60%	1,698
2018	10.555272	8.868141	-15.98%	1,769
2017	8.666856	10.555272	21.79%	1,846
2016	8.810672	8.666856	-1.63%	3,619
2015	9.131144	8.810672	-3.51%	4,606
2014	9.947346	9.131144	-8.21%	4,047
2013	8.400722	9.947346	18.41%	188
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.150760	32.179828	10.39%	36
2019	24.077179	29.150760	21.07%	36
2018	27.000150	24.077179	-10.83%	36
2017	23.297886	27.000150	15.89%	36
2016	21.749160	23.297886	7.12%	4,258
2015	22.451176	21.749160	-3.13%	4,258
2014	21.854938	22.451176	2.73%	3,806
2013	17.552359	21.854938	24.51%	36
2012	15.477474	17.552359	13.41%	0
2011	16.464175	15.477474	-5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.175879	18.387505	7.05%	20,893
2019	15.218522	17.175879	12.86%	21,191
2018	16.347581	15.218522	-6.91%	19,132
2017	15.032484	16.347581	8.75%	22,236
2016	14.451064	15.032484	4.02%	22,224
2015	14.794290	14.451064	-2.32%	22,284
2014	14.456487	14.794290	2.34%	22,341
2013	13.025523	14.456487	10.99%	22,325
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.923620	22.852661	9.22%	13,467
2019	17.828259	20.923620	17.36%	13,467
2018	19.482920	17.828259	-8.49%	13,467
2017	17.341670	19.482920	12.35%	13,467
2016	16.448610	17.341670	5.43%	13,467
2015	16.899940	16.448610	-2.67%	14,916
2014	16.415705	16.899940	2.95%	18,328
2013	14.039375	16.415705	16.93%	18,048
2012	12.782689	14.039375	9.83%	2,780
2011	13.186361	12.782689	-3.06%	1,982
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.882676	14.496424	4.42%	10,027
2019	12.952899	13.882676	7.18%	10,185
2018	13.482227	12.952899	-3.93%	5,325
2017	13.036782	13.482227	3.42%	5,484
2016	12.777624	13.036782	2.03%	5,638
2015	13.023907	12.777624	-1.89%	9,645
2014	12.811652	13.023907	1.66%	13,325
2013	12.489681	12.811652	2.58%	13,549
2012	12.136632	12.489681	2.91%	14,434
2011	12.049500	12.136632	0.72%	14,546

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.855488	12.129626	2.31%	6,851
2019	10.722252	11.855488	10.57%	6,810
2018	11.612473	10.722252	-7.67%	7,758
2017	10.406707	11.612473	11.59%	9,089
2016	10.060490	10.406707	3.44%	10,128
2015	10.625969	10.060490	-5.32%	12,402
2014	10.599161	10.625969	0.25%	13,454
2013*	10.000000	10.599161	5.99%	12,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.413972	12.915759	4.04%	6,307
2019	11.008152	12.413972	12.77%	6,531
2018	11.976515	11.008152	-8.09%	6,904
2017	10.463874	11.976515	14.46%	7,347
2016	9.998183	10.463874	4.66%	7,828
2015	10.638651	9.998183	-6.02%	9,251
2014	10.687136	10.638651	-0.45%	6,798
2013*	10.000000	10.687136	6.87%	7,016
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.532004	23.248635	7.97%	49,080
2019	18.688730	21.532004	15.21%	51,070
2018	20.252047	18.688730	-7.72%	56,693
2017	18.326645	20.252047	10.51%	56,606
2016	17.479615	18.326645	4.85%	53,604
2015	17.923691	17.479615	-2.48%	56,294
2014	17.415214	17.923691	2.92%	57,612
2013	15.260369	17.415214	14.12%	63,356
2012	14.074710	15.260369	8.42%	21,545
2011	14.389123	14.074710	-2.19%	25,959
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.046655	28.628886	9.91%	3,372
2019	21.849544	26.046655	19.21%	3,778
2018	24.202485	21.849544	-9.72%	5,682
2017	21.197228	24.202485	14.18%	6,058
2016	19.968070	21.197228	6.16%	6,392
2015	20.556890	19.968070	-2.86%	6,493
2014	20.016368	20.556890	2.70%	7,279
2013	16.715505	20.016368	19.75%	10,195
2012	15.017217	16.715505	11.31%	15,328
2011	15.679972	15.017217	-4.23%	16,141

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.578261	18.671449	6.22%	4,425
2019	15.830070	17.578261	11.04%	4,709
2018	16.807093	15.830070	-5.81%	8,097
2017	15.726681	16.807093	6.87%	8,398
2016	15.204169	15.726681	3.44%	8,681
2015	15.543013	15.204169	-2.18%	8,977
2014	15.165754	15.543013	2.49%	9,286
2013	14.026830	15.165754	8.12%	9,586
2012	13.268954	14.026830	5.71%	5,902
2011	13.285812	13.268954	-0.13%	8,016
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.413228	10.915321	4.82%	0
2019*	10.000000	10.413228	4.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.712323	12.134029	13.27%	0
2019*	10.000000	10.712323	7.12%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.070645	26.785861	27.12%	2,769
2019	16.536444	21.070645	27.42%	5,596
2018	17.487852	16.536444	-5.44%	9,611
2017	13.759602	17.487852	27.10%	12,016
2016	13.786714	13.759602	-0.20%	12,406
2015	13.662073	13.786714	0.91%	14,653
2014	12.675861	13.662073	7.78%	14,981
2013	9.637576	12.675861	31.53%	16,249
2012	8.480971	9.637576	13.64%	5,906
2011	8.956444	8.480971	-5.31%	3,268
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.549192	13.150216	4.79%	0
2019	10.779946	12.549192	16.41%	3,024
2018	11.576191	10.779946	-6.88%	3,024
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	9,350
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.440108	15.116077	4.68%	0
2019	12.097898	14.440108	19.36%	0
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.673681	41.374442	15.98%	2,050
2019	26.546708	35.673681	34.38%	2,060
2018	27.557982	26.546708	-3.67%	3,035
2017	22.162481	27.557982	24.35%	3,693
2016	21.919384	22.162481	1.11%	3,770
2015	21.370417	21.919384	2.57%	1,579
2014	20.117464	21.370417	6.23%	2,983
2013	15.085423	20.117464	33.36%	6,792
2012	13.019223	15.085423	15.87%	6,549
2011	13.645142	13.019223	-4.59%	6,806
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.520958	27.304402	-0.79%	2,758
2019	22.201583	27.520958	23.96%	3,143
2018	25.066145	22.201583	-11.43%	3,085
2017	23.622064	25.066145	6.11%	3,052
2016	20.080778	23.622064	17.64%	4,731
2015	21.475997	20.080778	-6.50%	2,981
2014	19.431838	21.475997	10.52%	1,813
2013	15.081830	19.431838	28.84%	485
2012	13.468372	15.081830	11.98%	407
2011	13.697071	13.468372	-1.67%	389
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.772900	17.73%	9,755
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.617280	47.170124	10.68%	11,118
2019	34.662241	42.617280	22.95%	11,148
2018	39.979823	34.662241	-13.30%	7,175
2017	35.287508	39.979823	13.30%	9,295
2016	29.978156	35.287508	17.71%	9,407
2015	31.433486	29.978156	-4.63%	6,469
2014	29.358496	31.433486	7.07%	6,643
2013	22.550669	29.358496	30.19%	6,945
2012	19.619205	22.550669	14.94%	6,134
2011	20.572894	19.619205	-4.64%	2,371
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.650754	19.975383	-3.27%	4,171
2019	17.040861	20.650754	21.18%	4,217
2018	20.055989	17.040861	-15.03%	4,318
2017	18.003799	20.055989	11.40%	4,444
2016	15.645570	18.003799	15.07%	4,558
2015	16.464495	15.645570	-4.97%	4,675
2014	14.378908	16.464495	14.50%	4,617
2013	10.830592	14.378908	32.76%	4,082
2012	9.513974	10.830592	13.84%	3,700
2011	9.953671	9.513974	-4.42%	2,792

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.462047	43.258892	37.50%	1,222
2019	23.750877	31.462047	32.47%	1,259
2018	26.449070	23.750877	-10.20%	1,265
2017	21.684027	26.449070	21.97%	1,286
2016	20.506683	21.684027	5.74%	1,314
2015	20.846898	20.506683	-1.63%	1,632
2014	20.777610	20.846898	0.33%	1,618
2013	14.750783	20.777610	40.86%	1,240
2012	13.330323	14.750783	10.66%	1,029
2011	13.740977	13.330323	-2.99%	7,697
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.418855	36.373327	2.69%	635
2019	30.496861	35.418855	16.14%	598
2018	37.611412	30.496861	-18.92%	588
2017	35.341883	37.611412	6.42%	583
2016	28.751638	35.341883	22.92%	597
2015	31.355557	28.751638	-8.30%	599
2014	30.013992	31.355557	4.47%	709
2013	21.905542	30.013992	37.02%	407
2012	18.609309	21.905542	17.71%	0
2011	20.114343	18.609309	-7.48%	167
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.862831	44.134364	19.73%	199
2019	30.053136	36.862831	22.66%	199
2018	35.240155	30.053136	-14.72%	4,746
2017	31.813092	35.240155	10.77%	4,746
2016	26.529328	31.813092	19.92%	4,746
2015	27.636056	26.529328	-4.00%	4,834
2014	28.087212	27.636056	-1.61%	4,891
2013	20.422430	28.087212	37.53%	4,921
2012	18.114007	20.422430	12.74%	4,892
2011	19.651678	18.114007	-7.82%	110
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.979155	21.059783	10.96%	2,408
2019	15.142995	18.979155	25.33%	8,570
2018	16.293593	15.142995	-7.06%	8,570
2017	13.345990	16.293593	22.09%	8,570
2016	12.011599	13.345990	11.11%	8,570
2015	12.423731	12.011599	-3.32%	8,570
2014	11.915168	12.423731	4.27%	8,833
2013	8.483640	11.915168	40.45%	9,076
2012	7.421099	8.483640	14.32%	9,254
2011	8.584485	7.421099	-13.55%	506

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.748104	21.900804	10.90%	5,065
2019	16.011533	19.748104	23.34%	5,110
2018	17.386882	16.011533	-7.91%	5,140
2017	15.011151	17.386882	15.83%	5,178
2016	13.931710	15.011151	7.75%	5,208
2015	14.297649	13.931710	-2.56%	5,235
2014	13.222171	14.297649	8.13%	4,228
2013	9.752647	13.222171	35.58%	6,590
2012	8.948768	9.752647	8.98%	4,331
2011	9.453736	8.948768	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.119311	14.873942	-7.73%	8,101
2019	12.628610	16.119311	27.64%	8,227
2018	13.453546	12.628610	-6.13%	9,187
2017	12.952559	13.453546	3.87%	12,509
2016	12.349912	12.952559	4.88%	13,692
2015	13.378579	12.349912	-7.69%	15,392
2014	10.631183	13.378579	25.84%	15,505
2013	10.579126	10.631183	0.49%	13,991
2012	9.354492	10.579126	13.09%	7,957
2011	9.006700	9.354492	3.86%	2,289
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.586484	22.586675	15.32%	59,813
2019	15.298708	19.586484	28.03%	59,091
2018	16.437893	15.298708	-6.93%	29,438
2017	13.856881	16.437893	18.63%	37,069
2016	12.711821	13.856881	9.01%	32,132
2015	12.869785	12.711821	-1.23%	29,436
2014	11.631459	12.869785	10.65%	14,649
2013*	10.000000	11.631459	16.31%	12,837
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.723310	9.783702	0.62%	3,258
2019	9.546749	9.723310	1.85%	14,452
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	1,463
2016	9.708053	9.736599	0.29%	3,132
2015	9.955337	9.708053	-2.48%	5,453
2014	10.124076	9.955337	-1.67%	5,058
2013	10.335646	10.124076	-2.05%	3,109
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	4,968

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.679017	19.473349	16.75%	14,320
2019	13.640718	16.679017	22.27%	14,404
2018	15.726152	13.640718	-13.26%	1,177
2017	14.074715	15.726152	11.73%	1,177
2016	11.899530	14.074715	18.28%	694
2015	12.785198	11.899530	-6.93%	920
2014	12.497315	12.785198	2.30%	920
2013*	10.000000	12.497315	24.97%	920
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.048801	33.057155	57.05%	1,169
2019	15.720227	21.048801	33.90%	4,506
2018	17.286053	15.720227	-9.06%	4,534
2017	13.852181	17.286053	24.79%	4,566
2016	13.347436	13.852181	3.78%	4,611
2015	13.688071	13.347436	-2.49%	4,589
2014	13.487189	13.688071	1.49%	5,532
2013	9.944282	13.487189	35.63%	4,811
2012	8.865053	9.944282	12.17%	4,342
2011	9.481495	8.865053	-6.50%	337
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	40.151587	54.890247	36.71%	235
2019	30.973270	40.151587	29.63%	265
2018	33.879849	30.973270	-8.58%	269
2017	27.794736	33.879849	21.89%	279
2016	27.268926	27.794736	1.93%	280
2015	27.593644	27.268926	-1.18%	273
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.271106	9.385464	1.23%	0
2019	9.137903	9.271106	1.46%	0
2018	9.245398	9.137903	-1.16%	0
2017	9.364522	9.245398	-1.27%	0
2016	9.454441	9.364522	-0.95%	0
2015	9.644460	9.454441	-1.97%	0
2014	9.796615	9.644460	-1.55%	0
2013	9.950491	9.796615	-1.55%	0
2012	9.721973	9.950491	2.35%	0
2011	9.906396	9.721973	-1.86%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.324091	36.646689	16.99%	0
2019	25.429756	31.324091	23.18%	0
2018	27.570465	25.429756	-7.76%	0
2017	23.790012	27.570465	15.89%	0
2016	22.128896	23.790012	7.51%	0
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	0
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.404044	11.768380	3.19%	1,071
2019	10.207702	11.404044	11.72%	1,063
2018	11.147577	10.207702	-8.43%	1,101
2017	10.333567	11.147577	7.88%	1,129
2016	9.979624	10.333567	3.55%	1,152
2015	10.709726	9.979624	-6.82%	1,173
2014	10.658319	10.709726	0.48%	1,210
2013	10.135732	10.658319	5.16%	1,252
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.181723	12.497959	2.60%	674
2019	10.673268	12.181723	14.13%	646
2018	11.999559	10.673268	-11.05%	650
2017	10.450746	11.999559	14.82%	644
2016	10.156502	10.450746	2.90%	675
2015	11.453973	10.156502	-11.33%	680
2014	11.603088	11.453973	-1.29%	659
2013	10.254367	11.603088	13.15%	642
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.165383	12.562143	3.26%	2,063
2019	10.728685	12.165383	13.39%	2,062
2018	11.869663	10.728685	-9.61%	2,242
2017	10.676017	11.869663	11.18%	2,445
2016	10.307471	10.676017	3.58%	3,607
2015	11.287112	10.307471	-8.68%	3,698
2014	11.253950	11.287112	0.29%	0
2013	10.271999	11.253950	9.56%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.206269	11.832485	5.59%	5,948
2019	10.248887	11.206269	9.34%	5,925
2018	11.078817	10.248887	-7.49%	5,988
2017	9.985593	11.078817	10.95%	6,048
2016	9.037994	9.985593	10.48%	8,116
2015	10.171179	9.037994	-11.14%	9,222
2014	10.347613	10.171179	-1.71%	9,624
2013	10.563432	10.347613	-2.04%	6,008
2012*	10.000000	10.563432	5.63%	1,019

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.727604	11.187633	4.29%	0
2019	9.562210	10.727604	12.19%	4,227
2018	10.269002	9.562210	-6.88%	0
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.032726	11.946563	8.28%	3,336
2019	10.545636	11.032726	4.62%	3,346
2018	11.236340	10.545636	-6.15%	3,427
2017	10.369428	11.236340	8.36%	4,140
2016	10.297659	10.369428	0.70%	4,202
2015	11.337415	10.297659	-9.17%	4,845
2014	11.551762	11.337415	-1.86%	5,264
2013	12.635348	11.551762	-8.58%	4,257
2012	12.271629	12.635348	2.96%	2,832
2011	11.567017	12.271629	6.09%	6,296
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.593328	10.665095	0.68%	2,119
2019	10.417331	10.593328	1.69%	17,516
2018	10.622304	10.417331	-1.93%	13,521
2017	10.720804	10.622304	-0.92%	14,358
2016	10.814584	10.720804	-0.87%	19,566
2015	11.029176	10.814584	-1.95%	15,841
2014	11.187797	11.029176	-1.42%	18,144
2013	11.460232	11.187797	-2.38%	18,125
2012	11.075823	11.460232	3.47%	2,067
2011	11.205585	11.075823	-1.16%	20,125
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.039369	10.033785	-0.06%	0
2019	9.990586	10.039369	0.49%	2,704
2018	10.067634	9.990586	-0.77%	718
2017	10.056409	10.067634	0.11%	718
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.836801	11.508427	6.20%	49,111
2019	10.231121	10.836801	5.92%	76,670
2018	10.523997	10.231121	-2.78%	59,585
2017	10.260350	10.523997	2.57%	74,740
2016	10.221099	10.260350	0.38%	78,702
2015	10.410747	10.221099	-1.82%	70,949
2014	10.213832	10.410747	1.93%	71,160
2013	10.657042	10.213832	-4.16%	70,843
2012	9.946827	10.657042	7.14%	59,996
2011*	10.000000	9.946827	-0.53%	21,564

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.684530	24.002941	35.73%	7,505
2019	13.216823	17.684530	33.80%	7,759
2018	13.194872	13.216823	0.17%	4,472
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.698328	20.509288	9.69%	0
2019	15.268605	18.698328	22.46%	0
2018	19.294003	15.268605	-20.86%	0
2017	15.576318	19.294003	23.87%	0
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.426445	34.26%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.795268	13.246600	3.53%	2,018
2019	10.027510	12.795268	27.60%	0
2018	11.199857	10.027510	-10.47%	0
2017*	10.000000	11.199857	12.00%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.839665	51.658252	26.49%	9,839
2019	32.447314	40.839665	25.86%	8,217
2018	32.882591	32.447314	-1.32%	3,619
2017	26.395179	32.882591	24.58%	3,931
2016	30.210973	26.395179	-12.63%	3,920
2015	27.451477	30.210973	10.05%	7,459
2014	21.378928	27.451477	28.40%	8,268
2013	14.515903	21.378928	47.28%	8,313
2012	11.324843	14.515903	28.18%	3,560
2011	10.484270	11.324843	8.02%	602
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.455103	6.342804	16.27%	6,608
2019	4.997899	5.455103	9.15%	6,485
2018	7.136939	4.997899	-29.97%	5,968
2017	7.439970	7.136939	-4.07%	7,992
2016	5.301448	7.439970	40.34%	10,912
2015	8.163120	5.301448	-35.06%	8,832
2014	10.343958	8.163120	-21.08%	7,097
2013	9.584479	10.343958	7.92%	6,626
2012*	10.000000	9.584479	-4.16%	2,219

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.607386	6.535479	16.55%	2,427
2019	5.122590	5.607386	9.46%	2,486
2018	7.300200	5.122590	-29.83%	2,542
2017	7.589006	7.300200	-3.81%	3,262
2016	5.396459	7.589006	40.63%	3,322
2015	8.287036	5.396459	-34.88%	3,485
2014	10.469426	8.287036	-20.85%	3,555
2013	9.679796	10.469426	8.16%	3,874
2012*	10.000000	9.679796	-3.20%	4,140
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.732271	10.338722	-3.67%	0
2019*	10.000000	10.732271	7.32%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.679971	50.456434	54.40%	187
2019	26.755005	32.679971	22.15%	206
2018	26.993020	26.755005	-0.88%	209
2017	21.916936	26.993020	23.16%	222
2016	20.786855	21.916936	5.44%	251
2015	21.874220	20.786855	-4.97%	281
2014	22.782777	21.874220	-3.99%	1,131
2013	15.498174	22.782777	47.00%	1,124
2012	14.683773	15.498174	5.55%	903
2011	15.728823	14.683773	-6.64%	833

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.546296	12.866700	2.55%	0
2019	11.131920	12.546296	12.71%	0
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.112426	31.180266	0.22%	0
2019	25.735671	31.112426	20.89%	0
2018	27.951723	25.735671	-7.93%	0
2017	24.097098	27.951723	16.00%	0
2016	22.181987	24.097098	8.63%	0
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.694442	8.691148	-0.04%	0
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.483330	38.785780	0.79%	0
2019	32.817504	38.483330	17.26%	0
2018	39.620386	32.817504	-17.17%	0
2017	35.896278	39.620386	10.37%	0
2016	29.409928	35.896278	22.05%	0
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.496646	13.389504	7.14%	0
2019	11.733202	12.496646	6.51%	0
2018	12.346636	11.733202	-4.97%	0
2017	12.176507	12.346636	1.40%	0
2016	11.926397	12.176507	2.10%	0
2015	12.503325	11.926397	-4.61%	0
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.566666	32.226584	9.00%	0
2019	24.429993	29.566666	21.03%	0
2018	26.919219	24.429993	-9.25%	0
2017	22.879007	26.919219	17.66%	0
2016	20.664518	22.879007	10.72%	0
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.352130	29.024948	-1.11%	0
2019	23.266566	29.352130	26.16%	0
2018	27.336517	23.266566	-14.89%	0
2017	25.074214	27.336517	9.02%	0
2016	20.890693	25.074214	20.03%	0
2015	21.703488	20.890693	-3.74%	0
2014	19.091446	21.703488	13.68%	0
2013	15.027459	19.091446	27.04%	0
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.197570	30.764519	-1.39%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.670069	15.191291	3.55%	0
2019	12.713461	14.670069	15.39%	0
2018	13.670325	12.713461	-7.00%	0
2017	12.174508	13.670325	12.29%	0
2016	11.603541	12.174508	4.92%	0
2015	11.993088	11.603541	-3.25%	0
2014	11.916280	11.993088	0.64%	0
2013	10.104760	11.916280	17.93%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.297307	11.823539	4.66%	0
2019	10.056761	11.297307	12.34%	0
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.205710	10.833899	6.16%	0
2019	9.560746	10.205710	6.75%	0
2018	9.848058	9.560746	-2.92%	0
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.169645	14.352659	1.29%	0
2019	11.366877	14.169645	24.66%	0
2018	12.555204	11.366877	-9.46%	0
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.569648	19.561131	18.05%	0
2019	14.387743	16.569648	15.17%	0
2018	15.919813	14.387743	-9.62%	0
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.642813	13.334754	5.47%	0
2019	10.785696	12.642813	17.22%	0
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.247346	46.795189	8.20%	0
2019	36.182869	43.247346	19.52%	0
2018	40.650274	36.182869	-10.99%	0
2017	36.975780	40.650274	9.94%	0
2016	30.069101	36.975780	22.97%	0
2015	31.478881	30.069101	-4.48%	0
2014	30.618868	31.478881	2.81%	0
2013	22.248661	30.618868	37.62%	0
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.615522	39.850736	15.12%	0
2019	27.050803	34.615522	27.96%	0
2018	29.074308	27.050803	-6.96%	0
2017	24.524121	29.074308	18.55%	0
2016	22.499952	24.524121	9.00%	0
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.899986	37.285933	20.67%	0
2019	23.268899	30.899986	32.80%	0
2018	25.614786	23.268899	-9.16%	0
2017	20.619824	25.614786	24.22%	0
2016	19.587114	20.619824	5.27%	0
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.774339	26.633905	16.95%	0
2019	19.167331	22.774339	18.82%	0
2018	24.285332	19.167331	-21.07%	0
2017	19.964397	24.285332	21.64%	0
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.853915	11.284612	3.97%	0
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.336251	15.629032	-4.33%	0
2019	13.078408	16.336251	24.91%	0
2018	16.102905	13.078408	-18.78%	0
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.516337	10.490591	-0.24%	0
2019	10.042044	10.516337	4.72%	0
2018	10.278018	10.042044	-2.30%	0
2017	10.158862	10.278018	1.17%	0
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.582530	10.422844	-1.51%	0
2019	9.023496	10.582530	17.28%	0
2018*	10.000000	9.023496	-9.77%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.188049	13.911728	5.49%	0
2019	12.352096	13.188049	6.77%	0
2018	12.731249	12.352096	-2.98%	0
2017	12.546424	12.731249	1.47%	0
2016	12.390267	12.546424	1.26%	0
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.354026	13.253100	28.00%	0
2019	8.194606	10.354026	26.35%	0
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.570396	18.189600	9.77%	0
2019	14.637677	16.570396	13.20%	0
2018	15.635150	14.637677	-6.38%	0
2017	14.172206	15.635150	10.32%	0
2016	13.769924	14.172206	2.92%	0
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.102943	20.311126	12.20%	0
2019	15.440664	18.102943	17.24%	0
2018	16.811831	15.440664	-8.16%	0
2017	14.784772	16.811831	13.71%	0
2016	14.287368	14.784772	3.48%	0
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.969837	22.781137	14.08%	0
2019	16.452022	19.969837	21.38%	0
2018	18.298109	16.452022	-10.09%	0
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.361541	15.959180	19.44%	0
2019	11.007561	13.361541	21.39%	0
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	39.469495	50.272374	27.37%	0
2019	30.742497	39.469495	28.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.135255	7.965413	-34.36%	0
2019	11.298224	12.135255	7.41%	0
2018	15.357782	11.298224	-26.43%	0
2017	16.150505	15.357782	-4.91%	0
2016	12.368603	16.150505	30.58%	0
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.017918	29.166295	4.10%	0
2019	22.538535	28.017918	24.31%	0
2018	25.199984	22.538535	-10.56%	0
2017	22.871799	25.199984	10.18%	0
2016	19.866582	22.871799	15.13%	0
2015	21.212633	19.866582	-6.35%	0
2014	19.994366	21.212633	6.09%	0
2013	15.993367	19.994366	25.02%	0
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.378831	15.130393	5.23%	0
2019	11.337258	14.378831	26.83%	0
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	39.471990	55.416309	40.39%	0
2019	30.124488	39.471990	31.03%	0
2018	30.939846	30.124488	-2.64%	0
2017	23.464077	30.939846	31.86%	0
2016	23.859236	23.464077	-1.66%	0
2015	22.820347	23.859236	4.55%	0
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.527599	14.442365	6.76%	0
2019	12.642897	13.527599	7.00%	0
2018	13.031461	12.642897	-2.98%	0
2017	12.812315	13.031461	1.71%	0
2016	12.538269	12.812315	2.19%	0
2015	12.930203	12.538269	-3.03%	0
2014	12.517818	12.930203	3.29%	0
2013	13.069669	12.517818	-4.22%	0
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.340969	48.808337	15.27%	0
2019	35.148603	42.340969	20.46%	0
2018	42.174399	35.148603	-16.66%	0
2017	35.773363	42.174399	17.89%	0
2016	32.679385	35.773363	9.47%	0
2015	33.967851	32.679385	-3.79%	0
2014	32.756258	33.967851	3.70%	0
2013	24.650595	32.756258	32.88%	0
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.953496	28.146589	12.80%	0
2019	20.011414	24.953496	24.70%	0
2018	24.091890	20.011414	-16.94%	0
2017	18.949496	24.091890	27.14%	0
2016	20.452099	18.949496	-7.35%	0
2015	20.244873	20.452099	1.02%	0
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.115729	11.955972	-8.84%	0
2019	10.907539	13.115729	20.24%	0
2018	11.924085	10.907539	-8.53%	0
2017	11.748430	11.924085	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.690581	37.704746	5.64%	0
2019	27.213680	35.690581	31.15%	0
2018	33.732199	27.213680	-19.32%	0
2017	28.961241	33.732199	16.47%	0
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.719864	14.993777	9.29%	0
2019	11.704105	13.719864	17.22%	0
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.377858	16.128626	-1.52%	0
2019	14.429074	16.377858	13.51%	0
2018	15.419151	14.429074	-6.42%	0
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	34.277968	38.877664	13.42%	0
2019	27.120979	34.277968	26.39%	0
2018	29.217416	27.120979	-7.18%	0
2017	24.778435	29.217416	17.91%	0
2016	21.831856	24.778435	13.50%	0
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.193201	40.319865	2.87%	0
2019	31.717738	39.193201	23.57%	0
2018	37.229500	31.717738	-14.80%	0
2017	34.400270	37.229500	8.22%	0
2016	27.016132	34.400270	27.33%	0
2015	29.827358	27.016132	-9.42%	0
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.755481	13.472415	14.61%	0
2019	9.487128	11.755481	23.91%	0
2018	11.521772	9.487128	-17.66%	0
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.965680	19.300254	-3.33%	0
2019	18.141800	19.965680	10.05%	0
2018	21.940453	18.141800	-17.31%	0
2017	19.223479	21.940453	14.13%	0
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.019311	8.354992	-7.37%	0
2019	9.040227	9.019311	-0.23%	0
2018	9.069002	9.040227	-0.32%	0
2017	9.097251	9.069002	-0.31%	0
2016	9.035805	9.097251	0.68%	0
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.217870	12.440609	1.82%	0
2019	11.160502	12.217870	9.47%	0
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.949254	10.384196	4.37%	0
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.447374	9.922155	5.03%	0
2019	9.198739	9.447374	2.70%	0
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.080399	30.664216	38.88%	0
2019	16.548823	22.080399	33.43%	0
2018	17.608313	16.548823	-6.02%	0
2017	14.172638	17.608313	24.24%	0
2016	14.204079	14.172638	-0.22%	0
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.572940	45.73%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	39.426780	49.100655	24.54%	0
2019	30.667373	39.426780	28.56%	0
2018	36.211469	30.667373	-15.31%	0
2017	27.159120	36.211469	33.33%	0
2016	27.812084	27.159120	-2.35%	0
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.274906	10.349486	0.73%	0
2019	9.498565	10.274906	8.17%	0
2018	10.175332	9.498565	-6.65%	0
2017	9.811315	10.175332	3.71%	0
2016	9.439986	9.811315	3.93%	0
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.319115	34.824427	11.19%	0
2019	24.308547	31.319115	28.84%	0
2018	27.048855	24.308547	-10.13%	0
2017	23.710936	27.048855	14.08%	0
2016	21.781778	23.710936	8.86%	0
2015	21.600670	21.781778	0.84%	0
2014	20.005831	21.600670	7.97%	0
2013	15.562853	20.005831	28.55%	0
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.560706	16.578851	6.54%	0
2019	12.724774	15.560706	22.29%	0
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	41.609050	48.684405	17.00%	0
2019	33.730070	41.609050	23.36%	0
2018	38.556841	33.730070	-12.52%	0
2017	34.607526	38.556841	11.41%	0
2016	30.069747	34.607526	15.09%	0
2015	32.741484	30.069747	-8.16%	0
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.488276	12.415975	18.38%	0
2019	8.381413	10.488276	25.14%	0
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.353407	18.213252	11.37%	0
2019	13.730901	16.353407	19.10%	0
2018	14.849239	13.730901	-7.53%	0
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.065648	13.548443	3.70%	0
2019	12.014742	13.065648	8.75%	0
2018	12.551977	12.014742	-4.28%	0
2017	12.030071	12.551977	4.34%	0
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.994977	30.595272	45.73%	0
2019	15.562579	20.994977	34.91%	0
2018	15.923990	15.562579	-2.27%	0
2017	12.830212	15.923990	24.11%	0
2016	12.362025	12.830212	3.79%	0
2015	13.415603	12.362025	-7.85%	0
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.413801	32.802613	11.52%	0
2019	24.596821	29.413801	19.58%	0
2018	25.045216	24.596821	-1.79%	0
2017	21.675899	25.045216	15.54%	0
2016	21.243645	21.675899	2.03%	0
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.140975	10.934630	7.83%	0
2019	9.488741	10.140975	6.87%	0
2018	9.829829	9.488741	-3.47%	0
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	50.261620	68.344844	35.98%	0
2019	37.552987	50.261620	33.84%	0
2018	37.753726	37.552987	-0.53%	0
2017	29.693328	37.753726	27.15%	0
2016	29.780955	29.693328	-0.29%	0
2015	27.203452	29.780955	9.47%	0
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.644066	46.648509	47.42%	0
2019	22.342029	31.644066	41.63%	0
2018	22.641715	22.342029	-1.32%	0
2017	15.974426	22.641715	41.74%	0
2016	14.345600	15.974426	11.35%	0
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.007755	32.915014	13.47%	0
2019	23.408542	29.007755	23.92%	0
2018	28.208133	23.408542	-17.01%	0
2017	22.048542	28.208133	27.94%	0
2016	24.164065	22.048542	-8.75%	0
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.694426	9.360180	-3.45%	0
2019	8.390326	9.694426	15.54%	0
2018	10.535278	8.390326	-20.36%	0
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.334631	10.857954	5.06%	0
2019	9.747349	10.334631	6.03%	0
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.224396	30.220212	42.38%	0
2019	15.361301	21.224396	38.17%	0
2018	15.983408	15.361301	-3.89%	0
2017	12.935593	15.983408	23.56%	0
2016	12.156168	12.935593	6.41%	0
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.076405	35.409319	0.95%	0
2019	27.693969	35.076405	26.66%	0
2018	31.592684	27.693969	-12.34%	0
2017	27.525826	31.592684	14.77%	0
2016	24.735666	27.525826	11.28%	0
2015	25.530576	24.735666	-3.11%	0
2014	23.688108	25.530576	7.78%	0
2013	17.862377	23.688108	32.61%	0
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.791693	12.190288	12.96%	0
2019*	10.000000	10.791693	7.92%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.417603	24.003397	17.56%	0
2019	16.614636	20.417603	22.89%	0
2018	18.820831	16.614636	-11.72%	0
2017	15.173415	18.820831	24.04%	0
2016	14.939858	15.173415	1.56%	0
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.841564	20.127489	19.51%	0
2019	12.336828	16.841564	36.51%	0
2018	12.543730	12.336828	-1.65%	0
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.241503	32.42%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.552125	35.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.044288	13.720292	5.18%	0
2019	12.058228	13.044288	8.18%	0
2018	12.444304	12.058228	-3.10%	0
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.246231	23.992740	3.21%	0
2019	20.819106	23.246231	11.66%	0
2018	22.903598	20.819106	-9.10%	0
2017	21.369007	22.903598	7.18%	0
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.398372	10.987490	-3.60%	0
2019	9.114717	11.398372	25.05%	0
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.189410	22.536732	11.63%	0
2019	16.647847	20.189410	21.27%	0
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.286001	18.114780	47.44%	0
2019	9.456887	12.286001	29.92%	0
2018	11.605574	9.456887	-18.51%	0
2017	9.452097	11.605574	22.78%	0
2016	9.909075	9.452097	-4.61%	0
2015	10.198779	9.909075	-2.84%	0
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.748692	19.440797	9.53%	0
2019	15.025250	17.748692	18.13%	0
2018	16.170326	15.025250	-7.08%	0
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.096721	11.851704	6.80%	0
2019	10.411078	11.096721	6.59%	0
2018	10.762085	10.411078	-3.26%	0
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.901727	27.831069	27.07%	0
2019	16.615582	21.901727	31.81%	0
2018	18.759184	16.615582	-11.43%	0
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.561910	34.910838	48.17%	0
2019	18.491513	23.561910	27.42%	0
2018	19.034836	18.491513	-2.85%	0
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.924808	20.929024	10.59%	0
2019	15.398213	18.924808	22.90%	0
2018	16.098362	15.398213	-4.35%	0
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.034026	15.300217	1.77%	0
2019	14.081128	15.034026	6.77%	0
2018	14.745438	14.081128	-4.51%	0
2017	14.178489	14.745438	4.00%	0
2016	13.342799	14.178489	6.26%	0
2015	14.049031	13.342799	-5.03%	0
2014	13.828018	14.049031	1.60%	0
2013	14.299888	13.828018	-3.30%	0
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	31.513177	33.918180	7.63%	0
2019	24.973960	31.513177	26.18%	0
2018	25.610049	24.973960	-2.48%	0
2017	21.775801	25.610049	17.61%	0
2016	20.029362	21.775801	8.72%	0
2015	20.345283	20.029362	-1.55%	0
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	0
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.182227	31.517017	1.07%	0
2019	25.103983	31.182227	24.21%	0
2018	27.741550	25.103983	-9.51%	0
2017	24.100666	27.741550	15.11%	0
2016	20.958174	24.100666	14.99%	0
2015	22.923327	20.958174	-8.57%	0
2014	21.518216	22.923327	6.53%	0
2013	16.261624	21.518216	32.33%	0
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.845326	12.149735	12.03%	0
2019	9.647444	10.845326	12.42%	0
2018	10.778812	9.647444	-10.50%	0
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
2015*	10.000000	9.239107	-7.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.253749	16.791822	10.08%	0
2019	12.582119	15.253749	21.23%	0
2018	14.415914	12.582119	-12.72%	0
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.689000	14.683823	7.27%	0
2019	12.047670	13.689000	13.62%	0
2018	13.139320	12.047670	-8.31%	0
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.742244	16.071233	9.01%	0
2019	12.536412	14.742244	17.60%	0
2018	13.959122	12.536412	-10.19%	0
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.989085	12.615652	5.23%	0
2019	11.076799	11.989085	8.24%	0
2018	11.630355	11.076799	-4.76%	0
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.818126	12.140864	2.73%	0
2019	10.613658	11.818126	11.35%	0
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.294664	12.909123	5.00%	0
2019	10.892154	12.294664	12.88%	0
2018	11.986415	10.892154	-9.13%	0
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.262037	15.439330	8.25%	7,988
2019	12.343209	14.262037	15.55%	10,603
2018	13.585219	12.343209	-9.14%	11,679
2017	12.187416	13.585219	11.47%	13,021
2016	11.674066	12.187416	4.40%	14,226
2015	12.065292	11.674066	-3.24%	15,534
2014	11.797543	12.065292	2.27%	16,974
2013	10.239715	11.797543	15.21%	18,389
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.984576	16.451655	9.79%	0
2019	12.534961	14.984576	19.54%	0
2018	14.164730	12.534961	-11.51%	0
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.208655	14.087853	6.66%	0
2019	11.815892	13.208655	11.79%	0
2018	12.687546	11.815892	-6.87%	0
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.280892	14.690171	2.87%	0
2019	12.981229	14.280892	10.01%	0
2018	15.745391	12.981229	-17.56%	0
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.728196	17.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.154301	12.691944	4.42%	0
2019	11.433281	12.154301	6.31%	0
2018	11.772897	11.433281	-2.88%	0
2017	11.554078	11.772897	1.89%	0
2016	11.250161	11.554078	2.70%	0
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.963756	13.824745	6.64%	0
2019	12.094992	12.963756	7.18%	0
2018	12.551014	12.094992	-3.63%	0
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.458609	10.611297	1.46%	0
2019	10.033087	10.458609	4.24%	0
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.102510	35.476861	10.51%	0
2019	26.759535	32.102510	19.97%	0
2018	33.232551	26.759535	-19.48%	0
2017	24.059605	33.232551	38.13%	0
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.918225	22.725468	3.68%	0
2019	19.532033	21.918225	12.22%	0
2018	20.591408	19.532033	-5.14%	0
2017	19.720750	20.591408	4.41%	0
2016	17.662678	19.720750	11.65%	0
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.605657	12.040779	3.75%	0
2019	11.166525	11.605657	3.93%	0
2018	11.424597	11.166525	-2.26%	0
2017	11.442373	11.424597	-0.16%	0
2016	11.612923	11.442373	-1.47%	0
2015	11.887106	11.612923	-2.31%	0
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	0
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.279835	8.117397	-1.96%	0
2019	8.317910	8.279835	-0.46%	0
2018	8.389389	8.317910	-0.85%	0
2017	8.541581	8.389389	-1.78%	0
2016	8.732526	8.541581	-2.19%	0
2015	8.928965	8.732526	-2.20%	0
2014	9.129818	8.928965	-2.20%	0
2013	9.335189	9.129818	-2.20%	0
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.432390	9.933807	5.32%	0
2019	8.110566	9.432390	16.30%	0
2018	9.735160	8.110566	-16.69%	0
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.444053	10.942256	4.77%	0
2019	8.810880	10.444053	18.54%	0
2018	10.492515	8.810880	-16.03%	0
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.900407	31.887176	10.33%	0
2019	23.882599	28.900407	21.01%	0
2018	26.795735	23.882599	-10.87%	0
2017	23.133284	26.795735	15.83%	0
2016	21.606498	23.133284	7.07%	0
2015	22.315306	21.606498	-3.18%	0
2014	21.733789	22.315306	2.68%	0
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.082451	18.278153	7.00%	0
2019	15.143480	17.082451	12.80%	0
2018	16.275337	15.143480	-6.95%	0
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.809883	22.716807	9.16%	0
2019	17.740418	20.809883	17.30%	0
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.763377	14.364509	4.37%	0
2019	12.848145	13.763377	7.12%	0
2018	13.380071	12.848145	-3.98%	0
2017	12.944610	13.380071	3.36%	0
2016	12.693762	12.944610	1.98%	0
2015	12.945045	12.693762	-1.94%	0
2014	12.740586	12.945045	1.60%	0
2013	12.426751	12.740586	2.53%	0
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.815128	12.082149	2.26%	0
2019	10.691212	11.815128	10.51%	0
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.371724	12.865208	3.99%	0
2019	10.976297	12.371724	12.71%	0
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.347120	23.037232	7.92%	0
2019	18.537735	21.347120	15.15%	0
2018	20.098750	18.537735	-7.77%	0
2017	18.197202	20.098750	10.45%	0
2016	17.365008	18.197202	4.79%	0
2015	17.815286	17.365008	-2.53%	0
2014	17.318724	17.815286	2.87%	0
2013	15.183567	17.318724	14.06%	0
2012	14.011054	15.183567	8.37%	7,695
2011	14.331351	14.011054	-2.23%	8,265
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.822982	28.368530	9.86%	0
2019	21.672991	25.822982	19.15%	0
2018	24.019270	21.672991	-9.77%	0
2017	21.047488	24.019270	14.12%	0
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.427307	18.501644	6.16%	0
2019	15.702160	17.427307	10.99%	0
2018	16.679858	15.702160	-5.86%	0
2017	15.615578	16.679858	6.82%	0
2016	15.104456	15.615578	3.38%	0
2015	15.448958	15.104456	-2.23%	0
2014	15.081694	15.448958	2.44%	0
2013	13.956215	15.081694	8.06%	0
2012	13.208920	13.956215	5.66%	0
2011	13.232452	13.208920	-0.18%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.409665	10.906018	4.77%	0
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.708666	12.123694	13.21%	0
2019*	10.000000	10.708666	7.09%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.945378	26.613002	27.06%	0
2019	16.446542	20.945378	27.35%	0
2018	17.401723	16.446542	-5.49%	0
2017	13.698808	17.401723	27.03%	0
2016	13.732808	13.698808	-0.25%	0
2015	13.615611	13.732808	0.86%	0
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.514186	13.106845	4.74%	0
2019	10.755363	12.514186	16.35%	0
2018	11.555730	10.755363	-6.93%	0
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.399791	15.066164	4.63%	0
2019	12.070292	14.399791	19.30%	0
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.479738	41.128483	15.92%	0
2019	26.415882	35.479738	34.31%	0
2018	27.436272	26.415882	-3.72%	0
2017	22.075842	27.436272	24.28%	0
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.371373	27.142110	-0.84%	0
2019	22.092192	27.371373	23.90%	0
2018	24.955468	22.092192	-11.47%	0
2017	23.529748	24.955468	6.06%	0
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.771089	17.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.251334	46.741191	10.63%	0
2019	34.382171	42.251334	22.89%	0
2018	39.677188	34.382171	-13.35%	0
2017	35.038227	39.677188	13.24%	0
2016	29.781555	35.038227	17.65%	0
2015	31.243306	29.781555	-4.68%	0
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.527927	19.846424	-3.32%	0
2019	16.948167	20.527927	21.12%	0
2018	19.957170	16.948167	-15.08%	0
2017	17.924226	19.957170	11.34%	0
2016	15.584364	17.924226	15.01%	0
2015	16.408460	15.584364	-5.02%	0
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.191840	42.865480	37.43%	0
2019	23.558929	31.191840	32.40%	0
2018	26.248820	23.558929	-10.25%	0
2017	21.530813	26.248820	21.91%	0
2016	20.372175	21.530813	5.69%	0
2015	20.720754	20.372175	-1.68%	0
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.114689	36.042543	2.64%	0
2019	30.250420	35.114689	16.08%	0
2018	37.326683	30.250420	-18.96%	0
2017	35.092208	37.326683	6.37%	0
2016	28.563064	35.092208	22.86%	0
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.546230	43.732963	19.66%	0
2019	29.810253	36.546230	22.60%	0
2018	34.973333	29.810253	-14.76%	0
2017	31.588308	34.973333	10.72%	0
2016	26.355306	31.588308	19.86%	0
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.866363	20.923923	10.91%	0
2019	15.060689	18.866363	25.27%	0
2018	16.213362	15.060689	-7.11%	0
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.630583	21.759355	10.84%	0
2019	15.924381	19.630583	23.27%	0
2018	17.301150	15.924381	-7.96%	0
2017	14.944742	17.301150	15.77%	0
2016	13.877142	14.944742	7.69%	0
2015	14.248936	13.877142	-2.61%	0
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.023462	14.777933	-7.77%	0
2019	12.559937	16.023462	27.58%	0
2018	13.387266	12.559937	-6.18%	0
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.519873	22.498367	15.26%	0
2019	15.254470	19.519873	27.96%	0
2018	16.398798	15.254470	-6.98%	0
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.665504	9.720566	0.57%	0
2019	9.494846	9.665504	1.80%	0
2018	9.630625	9.494846	-1.41%	0
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.622268	19.397188	16.69%	0
2019	13.601255	16.622268	22.21%	0
2018	15.688724	13.601255	-13.31%	0
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.923728	32.843952	56.97%	0
2019	15.634803	20.923728	33.83%	0
2018	17.200963	15.634803	-9.11%	0
2017	13.791009	17.200963	24.73%	0
2016	13.295271	13.791009	3.73%	0
2015	13.641543	13.295271	-2.54%	0
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	39.804265	54.387652	36.64%	0
2019	30.721039	39.804265	29.57%	0
2018	33.621234	30.721039	-8.63%	0
2017	27.596634	33.621234	21.83%	0
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.191414	9.300041	1.18%	0
2019	9.063994	9.191414	1.41%	0
2018	9.175341	9.063994	-1.21%	0
2017	9.298302	9.175341	-1.32%	0
2016	9.392379	9.298302	-1.00%	0
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.058304	36.317170	16.93%	0
2019	25.226872	31.058304	23.12%	0
2018	27.364573	25.226872	-7.81%	0
2017	23.624367	27.364573	15.83%	0
2016	21.986013	23.624367	7.45%	0
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.362370	11.719379	3.14%	0
2019	10.175592	11.362370	11.66%	0
2018	11.118226	10.175592	-8.48%	0
2017	10.311603	11.118226	7.82%	0
2016	9.963497	10.311603	3.49%	0
2015	10.697895	9.963497	-6.86%	0
2014	10.651988	10.697895	0.43%	0
2013	10.134893	10.651988	5.10%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.137222	12.445939	2.54%	0
2019	10.639721	12.137222	14.07%	0
2018	11.967997	10.639721	-11.10%	0
2017	10.428570	11.967997	14.76%	0
2016	10.140120	10.428570	2.84%	0
2015	11.441331	10.140120	-11.37%	0
2014	11.596212	11.441331	-1.34%	0
2013	10.253519	11.596212	13.09%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.120955	12.509874	3.21%	0
2019	10.694956	12.120955	13.33%	0
2018	11.838428	10.694956	-9.66%	0
2017	10.653347	11.838428	11.12%	0
2016	10.290820	10.653347	3.52%	0
2015	11.274643	10.290820	-8.73%	0
2014	11.247267	11.274643	0.24%	0
2013	10.271155	11.247267	9.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.162422	11.780180	5.53%	0
2019	10.214002	11.162422	9.29%	0
2018	11.046796	10.214002	-7.54%	0
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.691074	11.143845	4.24%	0
2019	9.534523	10.691074	12.13%	0
2018	10.244531	9.534523	-6.93%	0
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.972718	11.875512	8.23%	0
2019	10.493637	10.972718	4.57%	0
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.535689	10.601648	0.63%	0
2019	10.365955	10.535689	1.64%	0
2018	10.575347	10.365955	-1.98%	0
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.020535	10.009844	-0.11%	0
2019	9.976939	10.020535	0.44%	0
2018	10.059054	9.976939	-0.82%	0
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.788919	11.451730	6.14%	0
2019	10.191126	10.788919	5.87%	0
2018	10.488242	10.191126	-2.83%	0
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.653258	23.948260	35.66%	0
2019	13.200204	17.653258	33.73%	0
2018	13.185066	13.200204	0.11%	0
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.539681	20.324893	9.63%	0
2019	15.146799	18.539681	22.40%	0
2018	19.149942	15.146799	-20.90%	0
2017	15.467894	19.149942	23.80%	0
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.421888	34.22%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.777822	13.221780	3.47%	0
2019	10.018965	12.777822	27.54%	0
2018	11.196064	10.018965	-10.51%	0
2017*	10.000000	11.196064	11.96%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.638443	51.377473	26.43%	0
2019	32.303953	40.638443	25.80%	0
2018	32.754156	32.303953	-1.37%	0
2017	26.305472	32.754156	24.51%	0
2016	30.123660	26.305472	-12.68%	0
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.433756	6.314753	16.21%	0
2019	4.980887	5.433756	9.09%	0
2018	7.116309	4.980887	-30.01%	0
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.585428	6.506555	16.49%	0
2019	5.105140	5.585428	9.41%	0
2018	7.279077	5.105140	-29.87%	0
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.728614	10.329914	-3.72%	0
2019*	10.000000	10.728614	7.29%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.428299	50.042306	54.32%	0
2019	26.562531	32.428299	22.08%	0
2018	26.812636	26.562531	-0.93%	0
2017	21.781555	26.812636	23.10%	0
2016	20.668980	21.781555	5.38%	0
2015	21.761296	20.668980	-5.02%	0
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.497238	12.809841	2.50%	364
2019	11.094059	12.497238	12.65%	541
2018	12.251043	11.094059	-9.44%	773
2017	10.962067	12.251043	11.76%	852
2016	10.848509	10.962067	1.05%	1,111
2015	11.244424	10.848509	-3.52%	1,045
2014	11.038857	11.244424	1.86%	1,544
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.845135	30.896596	0.17%	0
2019	25.527612	30.845135	20.83%	0
2018	27.740009	25.527612	-7.98%	0
2017	23.926772	27.740009	15.94%	95
2016	22.036432	23.926772	8.58%	95
2015	22.226564	22.036432	-0.86%	95
2014	20.805279	22.226564	6.83%	95
2013	15.813563	20.805279	31.57%	95
2012	13.798846	15.813563	14.60%	95
2011	13.307951	13.798846	3.69%	95
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.687026	8.679298	-0.09%	0
2019	7.609391	8.687026	14.16%	0
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.152692	38.432891	0.73%	107
2019	32.552177	38.152692	17.20%	87
2018	39.320287	32.552177	-17.21%	119
2017	35.642546	39.320287	10.32%	277
2016	29.216938	35.642546	21.99%	307
2015	31.694266	29.216938	-7.82%	314
2014	29.761369	31.694266	6.49%	372
2013	22.120795	29.761369	34.54%	87
2012	19.102982	22.120795	15.80%	87
2011	21.385861	19.102982	-10.67%	87
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.388472	13.266826	7.09%	10,369
2019	11.637582	12.388472	6.45%	9,679
2018	12.252314	11.637582	-5.02%	9,176
2017	12.089660	12.252314	1.35%	9,230
2016	11.847379	12.089660	2.05%	7,845
2015	12.426837	11.847379	-4.66%	1,414
2014	12.306787	12.426837	0.98%	771
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.312547	31.933269	8.94%	0
2019	24.232416	29.312547	20.96%	0
2018	26.715249	24.232416	-9.29%	0
2017	22.717225	26.715249	17.60%	0
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.132905	28.793441	-1.17%	3,909
2019	23.104596	29.132905	26.09%	3,728
2018	27.160180	23.104596	-14.93%	4,189
2017	24.925166	27.160180	8.97%	3,936
2016	20.777100	24.925166	19.96%	3,421
2015	21.596512	20.777100	-3.79%	5,805
2014	19.007056	21.596512	13.62%	4,337
2013	14.968686	19.007056	26.98%	0
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.929845	30.484910	-1.44%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.616460	15.128047	3.50%	21,376
2019	12.673482	14.616460	15.33%	21,982
2018	13.634342	12.673482	-7.05%	22,103
2017	12.148657	13.634342	12.23%	21,954
2016	11.584814	12.148657	4.87%	43,302
2015	11.979846	11.584814	-3.30%	43,989
2014	11.909203	11.979846	0.59%	53,791
2013	10.103928	11.909203	17.87%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.270348	11.789281	4.60%	191
2019	10.037893	11.270348	12.28%	191
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.181363	10.802521	6.10%	0
2019	9.542824	10.181363	6.69%	0
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.135870	14.311112	1.24%	5,521
2019	11.345581	14.135870	24.59%	7,907
2018	12.538133	11.345581	-9.51%	7,890
2017	11.010215	12.538133	13.88%	7,871
2016	9.704438	11.010215	13.46%	7,901
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.479558	19.444844	17.99%	28,220
2019	14.316822	16.479558	15.11%	29,430
2018	15.849484	14.316822	-9.67%	29,541
2017	14.258604	15.849484	11.16%	32,695
2016	14.051223	14.258604	1.48%	35,087
2015	14.520049	14.051223	-3.23%	39,731
2014	14.572708	14.520049	-0.36%	26,219
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.606220	13.289343	5.42%	2,806
2019	10.759987	12.606220	17.16%	4,388
2018	13.057312	10.759987	-17.59%	4,202
2017	11.610654	13.057312	12.46%	4,214
2016	10.309826	11.610654	12.62%	5,913
2015	10.819404	10.309826	-4.71%	2,316
2014*	10.000000	10.819404	8.19%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	42.875653	46.369300	8.15%	0
2019	35.890244	42.875653	19.46%	0
2018	40.342279	35.890244	-11.04%	0
2017	36.714343	40.342279	9.88%	0
2016	29.871721	36.714343	22.91%	0
2015	31.288254	29.871721	-4.53%	0
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
2011	19.904520	19.567037	-1.70%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.318084	39.488121	15.07%	0
2019	26.832076	34.318084	27.90%	0
2018	28.854046	26.832076	-7.01%	0
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	0
2012	14.110692	15.926800	12.87%	0
2011	14.204638	14.110692	-0.66%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.634536	36.946725	20.60%	0
2019	23.080799	30.634536	32.73%	0
2018	25.420801	23.080799	-9.21%	0
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	0
2015	20.461823	19.458598	-4.90%	0
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	0
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.578605	26.391503	16.89%	0
2019	19.012316	22.578605	18.76%	0
2018	24.101328	19.012316	-21.12%	0
2017	19.823238	24.101328	21.58%	0
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.839109	11.263450	3.91%	0
2019	9.516237	10.839109	13.90%	0
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.280643	15.567875	-4.38%	6,365
2019	13.040547	16.280643	24.85%	5,575
2018	16.064554	13.040547	-18.82%	6,133
2017	14.704302	16.064554	9.25%	5,982
2016	11.474725	14.704302	28.15%	6,636
2015	12.549926	11.474725	-8.57%	3,952
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.480548	10.449555	-0.30%	1,874
2019	10.012988	10.480548	4.67%	1,904
2018	10.253552	10.012988	-2.35%	3,241
2017	10.139849	10.253552	1.12%	6,179
2016	9.520869	10.139849	6.50%	5,371
2015	9.837634	9.520869	-3.22%	14,573
2014	10.006804	9.837634	-1.69%	10,396

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.575106	10.410208	-1.56%	0
2019	9.021769	10.575106	17.22%	0
2018*	10.000000	9.021769	-9.78%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.074799	13.785213	5.43%	0
2019	12.252274	13.074799	6.71%	0
2018	12.634852	12.252274	-3.03%	0
2017	12.457780	12.634852	1.42%	0
2016	12.309011	12.457780	1.21%	0
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.345186	13.235031	27.93%	0
2019	8.191805	10.345186	26.29%	0
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.446585	18.044457	9.72%	385
2019	14.535743	16.446585	13.15%	382
2018	15.534251	14.535743	-6.43%	627
2017	14.087919	15.534251	10.27%	875
2016	13.695016	14.087919	2.87%	1,001
2015	14.084973	13.695016	-2.77%	996
2014	13.826916	14.084973	1.87%	1,263
2013	12.496093	13.826916	10.65%	0
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.967737	20.149126	12.14%	2,541
2019	15.333175	17.967737	17.18%	2,541
2018	16.703383	15.333175	-8.20%	2,541
2017	14.696885	16.703383	13.65%	7,882
2016	14.209675	14.696885	3.43%	5,341
2015	14.603822	14.209675	-2.70%	5,341
2014	14.283608	14.603822	2.24%	5,341
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.820549	22.599270	14.02%	2,756
2019	16.337394	19.820549	21.32%	2,899
2018	18.179977	16.337394	-10.14%	2,949
2017	15.408471	18.179977	17.99%	2,615
2016	14.817686	15.408471	3.99%	2,559
2015	15.239512	14.817686	-2.77%	2,366
2014	14.884300	15.239512	2.39%	2,001
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.336536	15.921180	19.38%	7,333
2019	10.992571	13.336536	21.32%	7,387
2018	11.769761	10.992571	-6.60%	765
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	39.130290	49.814874	27.31%	0
2019	30.493878	39.130290	28.32%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.044519	7.901800	-34.40%	4,595
2019	11.219471	12.044519	7.35%	3,974
2018	15.258575	11.219471	-26.47%	3,744
2017	16.054360	15.258575	-4.96%	3,778
2016	12.301249	16.054360	30.51%	4,774
2015	15.879962	12.301249	-22.54%	3,327
2014	18.623387	15.879962	-14.73%	1,141
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.777092	28.900811	4.05%	10,825
2019	22.356226	27.777092	24.25%	10,393
2018	25.009014	22.356226	-10.61%	10,447
2017	22.710052	25.009014	10.12%	10,064
2016	19.736154	22.710052	15.07%	11,372
2015	21.084141	19.736154	-6.39%	12,117
2014	19.883423	21.084141	6.04%	11,467
2013	15.912756	19.883423	24.95%	0
2012	13.907849	15.912756	14.42%	0
2011	14.134775	13.907849	-1.61%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.351882	15.094325	5.17%	0
2019	11.321806	14.351882	26.76%	0
2018	12.756612	11.321806	-11.25%	0
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	39.132812	54.912071	40.32%	4,194
2019	29.880907	39.132812	30.96%	5,473
2018	30.705462	29.880907	-2.69%	5,537
2017	23.298188	30.705462	31.79%	5,762
2016	23.702647	23.298188	-1.71%	5,669
2015	22.682172	23.702647	4.50%	6,222
2014	20.902287	22.682172	8.52%	2,856
2013	15.722839	20.902287	32.94%	93
2012	14.060446	15.722839	11.82%	93
2011	14.388086	14.060446	-2.28%	93
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.411336	14.310927	6.71%	963
2019	12.540638	13.411336	6.94%	987
2018	12.932702	12.540638	-3.03%	991
2017	12.721701	12.932702	1.66%	972
2016	12.455947	12.721701	2.13%	1,351
2015	12.851874	12.455947	-3.08%	884
2014	12.448350	12.851874	3.24%	312
2013	13.003797	12.448350	-4.27%	0
2012	12.597898	13.003797	3.22%	0
2011	12.039999	12.597898	4.63%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.977114	48.364162	15.22%	1,299
2019	34.864376	41.977114	20.40%	1,233
2018	41.854894	34.864376	-16.70%	1,229
2017	35.520446	41.854894	17.83%	2,172
2016	32.464898	35.520446	9.41%	2,184
2015	33.762181	32.464898	-3.84%	1,797
2014	32.574588	33.762181	3.65%	1,842
2013	24.526407	32.574588	32.81%	90
2012	21.902676	24.526407	11.98%	90
2011	25.133719	21.902676	-12.86%	90

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.739077	27.890467	12.74%	4,628
2019	19.849617	24.739077	24.63%	4,628
2018	23.909411	19.849617	-16.98%	4,442
2017	18.815558	23.909411	27.07%	4,531
2016	20.317893	18.815558	-7.39%	4,531
2015	20.122326	20.317893	0.97%	1,309
2014	22.448131	20.122326	-10.36%	89
2013	17.642393	22.448131	27.24%	89
2012	14.993853	17.642393	17.66%	89
2011	18.556274	14.993853	-19.20%	89
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.071124	11.909201	-8.89%	0
2019	10.875999	13.071124	20.18%	0
2018	11.895725	10.875999	-8.57%	828
2017	11.726459	11.895725	1.44%	828
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.383876	37.361612	5.59%	0
2019	26.993613	35.383876	31.08%	0
2018	33.476657	26.993613	-19.37%	0
2017	28.756491	33.476657	16.41%	0
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.638281	14.897002	9.23%	9,119
2019	11.640458	13.638281	17.16%	9,199
2018	13.181871	11.640458	-11.69%	9,617
2017	12.041912	13.181871	9.47%	10,836
2016	10.883761	12.041912	10.64%	13,549
2015	11.871983	10.883761	-8.32%	7,732
2014	11.808948	11.871983	0.53%	7,207
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.263822	16.008143	-1.57%	14,826
2019	14.335948	16.263822	13.45%	13,825
2018	15.327523	14.335948	-6.47%	13,377
2017	14.296369	15.327523	7.21%	14,440
2016	12.825833	14.296369	11.47%	16,225
2015	14.116993	12.825833	-9.15%	11,573
2014	13.804741	14.116993	2.26%	9,071
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.983475	38.523932	13.36%	0
2019	26.901728	33.983475	26.32%	0
2018	28.996140	26.901728	-7.22%	0
2017	24.603308	28.996140	17.85%	0
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	38.856421	39.952976	2.82%	0
2019	31.461277	38.856421	23.51%	0
2018	36.947500	31.461277	-14.85%	0
2017	34.157112	36.947500	8.17%	0
2016	26.838841	34.157112	27.27%	0
2015	29.646787	26.838841	-9.47%	0
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
2011	20.800674	19.568913	-5.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.721425	13.426522	14.55%	0
2019	9.464479	11.721425	23.85%	0
2018	11.500194	9.464479	-17.70%	0
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.794085	19.124590	-3.38%	0
2019	17.995074	19.794085	10.00%	0
2018	21.774212	17.995074	-17.36%	0
2017	19.087560	21.774212	14.08%	0
2016	18.218494	19.087560	4.77%	0
2015	19.932174	18.218494	-8.60%	0
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.988604	8.322284	-7.41%	10,116
2019	9.014063	8.988604	-0.28%	9,694
2018	9.047405	9.014063	-0.37%	11,207
2017	9.080213	9.047405	-0.36%	11,125
2016	9.023484	9.080213	0.63%	10,108
2015	9.646505	9.023484	-6.46%	9,043
2014	9.690920	9.646505	-0.46%	8,841
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.170030	12.385563	1.77%	2,607
2019	11.122498	12.170030	9.42%	2,583
2018	11.895777	11.122498	-6.50%	2,728
2017	10.758200	11.895777	10.57%	2,907
2016	10.547624	10.758200	2.00%	3,000
2015	11.456943	10.547624	-7.94%	4,153
2014	11.275769	11.456943	1.61%	3,663
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.940771	10.370045	4.32%	0
2019	9.345143	9.940771	6.37%	0
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.415212	9.883325	4.97%	6,696
2019	9.172111	9.415212	2.65%	6,670
2018	9.886095	9.172111	-7.22%	6,701
2017	9.754570	9.886095	1.35%	6,673
2016	10.026981	9.754570	-2.72%	8,209
2015	10.071568	10.026981	-0.44%	5,947
2014	9.844677	10.071568	2.30%	6,748
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.993862	30.528428	38.80%	0
2019	16.492395	21.993862	33.36%	0
2018	17.557322	16.492395	-6.07%	0
2017	14.138799	17.557322	24.18%	122
2016	14.177390	14.138799	-0.27%	122
2015	13.846039	14.177390	2.39%	122
2014	13.095060	13.846039	5.73%	122
2013	9.582796	13.095060	36.65%	122
2012*	10.000000	9.582796	-4.17%	122
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.567961	45.68%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	39.088016	48.653893	24.47%	0
2019	30.419412	39.088016	28.50%	0
2018	35.937174	30.419412	-15.35%	539
2017	26.967132	35.937174	33.26%	539
2016	27.629582	26.967132	-2.40%	0
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.237250	10.306282	0.67%	3,696
2019	9.468586	10.237250	8.12%	3,696
2018	10.148441	9.468586	-6.70%	3,696
2017	9.790378	10.148441	3.66%	3,696
2016	9.424640	9.790378	3.88%	3,696
2015	9.887998	9.424640	-4.69%	3,696
2014	9.869699	9.887998	0.19%	3,696
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.049883	34.507396	11.14%	2,169
2019	24.111904	31.049883	28.77%	2,240
2018	26.843855	24.111904	-10.18%	2,384
2017	23.543244	26.843855	14.02%	2,469
2016	21.638756	23.543244	8.80%	3,808
2015	21.469810	21.638756	0.79%	2,414
2014	19.894805	21.469810	7.92%	101
2013	15.484398	19.894805	28.48%	99
2012	13.585193	15.484398	13.98%	99
2011	13.941099	13.585193	-2.55%	99

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.499832	16.505544	6.49%	3,141
2019	12.681469	15.499832	22.22%	2,850
2018	14.677691	12.681469	-13.60%	3,009
2017	13.095592	14.677691	12.08%	3,151
2016	11.837985	13.095592	10.62%	2,730
2015	12.652106	11.837985	-6.43%	2,859
2014	12.425270	12.652106	1.83%	3,015
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	41.251525	48.241426	16.94%	2,182
2019	33.457346	41.251525	23.30%	2,340
2018	38.264771	33.457346	-12.56%	2,270
2017	34.362882	38.264771	11.35%	2,312
2016	29.872396	34.362882	15.03%	2,728
2015	32.543236	29.872396	-8.21%	222
2014	29.817212	32.543236	9.14%	288
2013	21.691322	29.817212	37.46%	0
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.457936	12.373732	18.32%	1,920
2019	8.361429	10.457936	25.07%	3,512
2018	10.634315	8.361429	-21.37%	3,366
2017	8.603181	10.634315	23.61%	3,315
2016	9.046302	8.603181	-4.90%	1,411
2015	8.975773	9.046302	0.79%	1,781
2014*	10.000000	8.975773	-10.24%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.264467	18.104933	11.32%	35,788
2019	13.663195	16.264467	19.04%	37,242
2018	14.783618	13.663195	-7.58%	39,056
2017	12.786396	14.783618	15.62%	39,774
2016	13.424690	12.786396	-4.75%	29,578
2015	14.984494	13.424690	-10.41%	52,087
2014	16.181516	14.984494	-7.40%	30,266
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.014543	13.488548	3.64%	7,577
2019	11.973867	13.014543	8.69%	7,633
2018	12.515705	11.973867	-4.33%	9,262
2017	12.001432	12.515705	4.29%	9,279
2016	10.566473	12.001432	13.58%	9,311
2015	11.561823	10.566473	-8.61%	8,812
2014	11.606867	11.561823	-0.39%	3,701
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.912793	30.459945	45.65%	9,809
2019	15.509587	20.912793	34.84%	10,842
2018	15.877932	15.509587	-2.32%	12,085
2017	12.799632	15.877932	24.05%	13,003
2016	12.338849	12.799632	3.73%	12,861
2015	13.397299	12.338849	-7.90%	8,583
2014	12.705810	13.397299	5.44%	6,228
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.160980	32.504038	11.46%	0
2019	24.397877	29.160980	19.52%	0
2018	24.855429	24.397877	-1.84%	0
2017	21.522611	24.855429	15.49%	0
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.116786	10.902980	7.77%	144
2019	9.470949	10.116786	6.82%	136
2018	9.816452	9.470949	-3.52%	1,710
2017	9.716010	9.816452	1.03%	1,703
2016	9.723014	9.716010	-0.07%	2,053
2015*	10.000000	9.723014	-2.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	49.829569	67.722728	35.91%	55
2019	37.249221	49.829569	33.77%	65
2018	37.467609	37.249221	-0.58%	112
2017	29.483311	37.467609	27.08%	185
2016	29.585397	29.483311	-0.35%	237
2015	27.038648	29.585397	9.42%	238
2014	25.501584	27.038648	6.03%	346
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.520085	46.441987	47.34%	1,809
2019	22.265873	31.520085	41.56%	1,894
2018	22.576146	22.265873	-1.37%	1,947
2017	15.936271	22.576146	41.67%	2,302
2016	14.318638	15.936271	11.30%	2,643
2015	13.997930	14.318638	2.29%	5,826
2014	13.095940	13.997930	6.89%	3,441
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.758464	32.615452	13.41%	0
2019	23.219229	28.758464	23.86%	0
2018	27.994418	23.219229	-17.06%	0
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	0
2015	26.929375	24.005455	-10.86%	65
2014	31.342505	26.929375	-14.08%	382
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.661417	9.323531	-3.50%	9,657
2019	8.366035	9.661417	15.48%	9,546
2018	10.510188	8.366035	-20.40%	10,269
2017	8.410840	10.510188	24.96%	9,429
2016	7.123546	8.410840	18.07%	11,130
2015	9.115994	7.123546	-21.86%	8,836
2014	9.779381	9.115994	-6.78%	6,236
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.315288	10.832090	5.01%	0
2019	9.734084	10.315288	5.97%	0
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.141359	30.086625	42.31%	0
2019	15.309029	21.141359	38.10%	0
2018	15.937209	15.309029	-3.94%	0
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	219
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.774999	35.087107	0.90%	412
2019	27.470052	34.774999	26.59%	404
2018	31.353373	27.470052	-12.39%	941
2017	27.331246	31.353373	14.72%	941
2016	24.573342	27.331246	11.22%	564
2015	25.376008	24.573342	-3.16%	322
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	0
2012	15.690399	17.772394	13.27%	0
2011	16.126041	15.690399	-2.70%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.788008	12.179897	12.90%	0
2019*	10.000000	10.788008	7.88%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.316973	23.872889	17.50%	10,168
2019	16.541210	20.316973	22.83%	11,883
2018	18.747311	16.541210	-11.77%	11,962
2017	15.121849	18.747311	23.97%	14,696
2016	14.896670	15.121849	1.51%	14,792
2015	14.333619	14.896670	3.93%	7,623
2014	14.499320	14.333619	-1.14%	1,783
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.800561	20.068211	19.45%	0
2019	12.313090	16.800561	36.44%	0
2018	12.526039	12.313090	-1.70%	0
2017	10.002579	12.526039	25.23%	0
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.236989	32.37%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.547510	35.48%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.933608	13.596920	5.13%	0
2019	11.962026	12.933608	8.12%	0
2018	12.351369	11.962026	-3.15%	0
2017	11.931536	12.351369	3.52%	0
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	0
2011	10.584401	10.906004	3.04%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.045084	23.772978	3.16%	0
2019	20.649514	23.045084	11.60%	0
2018	22.728723	20.649514	-9.15%	0
2017	21.216661	22.728723	7.13%	0
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.371157	10.955641	-3.65%	2,864
2019	9.097603	11.371157	24.99%	2,864
2018	10.105496	9.097603	-9.97%	2,864
2017	9.185199	10.105496	10.02%	4,776
2016	8.172749	9.185199	12.39%	2,864
2015*	10.000000	8.172749	-18.27%	1,436
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.095006	22.419891	11.57%	0
2019	16.578486	20.095006	21.21%	0
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.212947	17.997866	47.37%	0
2019	9.405462	12.212947	29.85%	491
2018	11.548406	9.405462	-18.56%	495
2017	9.410337	11.548406	22.72%	460
2016	9.870326	9.410337	-4.66%	437
2015	10.164095	9.870326	-2.89%	426
2014	10.540604	10.164095	-3.57%	399
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
2011	8.927730	7.887311	-11.65%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.625066	19.295519	9.48%	129,923
2019	14.928228	17.625066	18.07%	114,545
2018	16.074177	14.928228	-7.13%	107,291
2017	14.200352	16.074177	13.20%	110,333
2016	13.326893	14.200352	6.55%	112,550
2015	13.500802	13.326893	-1.29%	108,701
2014	13.155061	13.500802	2.63%	88,341
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.019425	11.763132	6.75%	571
2019	10.343835	11.019425	6.53%	7,699
2018	10.698086	10.343835	-3.31%	3,606
2017	10.603096	10.698086	0.90%	3,537
2016	10.566422	10.603096	0.35%	3,246
2015	10.834683	10.566422	-2.48%	3,335
2014	10.558416	10.834683	2.62%	3,324
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.749210	27.623146	27.01%	10,181
2019	16.508299	21.749210	31.75%	11,297
2018	18.647659	16.508299	-11.47%	11,623
2017	14.565075	18.647659	28.03%	11,115
2016	14.871536	14.565075	-2.06%	11,597
2015	14.279546	14.871536	4.15%	5,136
2014	14.344932	14.279546	-0.46%	4,350
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.397717	34.649859	48.09%	7,528
2019	18.372038	23.397717	27.36%	8,897
2018	18.921582	18.372038	-2.90%	9,524
2017	15.145633	18.921582	24.93%	12,731
2016	14.205683	15.145633	6.62%	12,581
2015	13.655045	14.205683	4.03%	10,362
2014	12.926599	13.655045	5.64%	8,468
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.802681	20.783327	10.53%	8,226
2019	15.306664	18.802681	22.84%	9,265
2018	16.010878	15.306664	-4.40%	10,889
2017	13.432823	16.010878	19.19%	12,451
2016	12.369650	13.432823	8.60%	12,672
2015	12.518367	12.369650	-1.19%	20,598
2014	11.618251	12.518367	7.75%	7,199
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.904930	15.161094	1.72%	8,758
2019	13.967343	14.904930	6.71%	8,487
2018	14.633815	13.967343	-4.55%	8,536
2017	14.078328	14.633815	3.95%	8,257
2016	13.255289	14.078328	6.21%	7,924
2015	13.964035	13.255289	-5.08%	7,939
2014	13.751397	13.964035	1.55%	7,897
2013	14.227924	13.751397	-3.35%	0
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	31.242375	33.609511	7.58%	0
2019	24.772017	31.242375	26.12%	0
2018	25.416026	24.772017	-2.53%	0
2017	21.621844	25.416026	17.55%	111
2016	19.897887	21.621844	8.66%	1,042
2015	20.222074	19.897887	-1.60%	111
2014	18.501334	20.222074	9.30%	1,146
2013	14.471277	18.501334	27.85%	111
2012	13.004390	14.471277	11.28%	111
2011	13.252999	13.004390	-1.88%	111

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.914190	31.230129	1.02%	5,364
2019	24.900925	30.914190	24.15%	5,364
2018	27.531303	24.900925	-9.55%	3,119
2017	23.930210	27.531303	15.05%	3,119
2016	20.820558	23.930210	14.94%	3,119
2015	22.784456	20.820558	-8.62%	3,119
2014	21.398796	22.784456	6.48%	2,100
2013	16.179644	21.398796	32.26%	0
2012	14.007587	16.179644	15.51%	0
2011	14.704272	14.007587	-4.74%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.820558	12.115778	11.97%	252
2019	9.630322	10.820558	12.36%	400
2018	10.765219	9.630322	-10.54%	532
2017	9.298223	10.765219	15.78%	687
2016	9.236887	9.298223	0.66%	822
2015*	10.000000	9.236887	-7.63%	948
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.163018	16.683408	10.03%	0
2019	12.513668	15.163018	21.17%	0
2018	14.344867	12.513668	-12.77%	829
2017	12.248890	14.344867	17.11%	791
2016	11.562949	12.248890	5.93%	818
2015	12.040306	11.562949	-3.96%	7,254
2014	11.787398	12.040306	2.15%	6,439
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.607585	14.589024	7.21%	10,735
2019	11.982149	13.607585	13.57%	10,341
2018	13.074573	11.982149	-8.36%	10,371
2017	11.936142	13.074573	9.54%	10,209
2016	11.507225	11.936142	3.73%	10,013
2015	11.898168	11.507225	-3.29%	16,398
2014	11.670508	11.898168	1.95%	5,682
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.654536	15.967443	8.96%	5,725
2019	12.468195	14.654536	17.54%	5,725
2018	13.890306	12.468195	-10.24%	5,725
2017	12.269743	13.890306	13.21%	5,725
2016	11.695095	12.269743	4.91%	5,725
2015	12.125438	11.695095	-3.55%	5,725
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.917779	12.534208	5.17%	1,482
2019	11.016544	11.917779	8.18%	8,457
2018	11.573049	11.016544	-4.81%	1,474
2017	11.130920	11.573049	3.97%	1,472
2016	10.884327	11.130920	2.27%	1,379
2015	11.217196	10.884327	-2.97%	1,389
2014	11.104872	11.217196	1.01%	6,161
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.777877	12.093332	2.68%	288
2019	10.582925	11.777877	11.29%	621
2018	11.644509	10.582925	-9.12%	933
2017	10.379157	11.644509	12.19%	1,071
2016	10.058488	10.379157	3.19%	1,198
2015	10.751733	10.058488	-6.45%	1,264
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.252815	12.858600	4.94%	1,483
2019	10.860633	12.252815	12.82%	1,483
2018	11.957875	10.860633	-9.18%	1,470
2017	10.384718	11.957875	15.15%	1,458
2016	10.001729	10.384718	3.83%	9,220
2015	10.756555	10.001729	-7.02%	1,504
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.177136	15.339565	8.20%	16,825
2019	12.276012	14.177136	15.49%	16,921
2018	13.518208	12.276012	-9.19%	16,974
2017	12.133499	13.518208	11.41%	17,769
2016	11.628348	12.133499	4.34%	17,784
2015	12.024199	11.628348	-3.29%	28,970
2014	11.763379	12.024199	2.22%	27,693
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.895461	16.345455	9.73%	147
2019	12.466785	14.895461	19.48%	233
2018	14.094945	12.466785	-11.55%	325
2017	12.211782	14.094945	15.42%	374
2016	11.610676	12.211782	5.18%	398
2015	12.059799	11.610676	-3.72%	404
2014	11.799144	12.059799	2.21%	431
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.130077	13.996883	6.60%	5,330
2019	11.751610	13.130077	11.73%	8,056
2018	12.625014	11.751610	-6.92%	8,056
2017	11.752928	12.625014	7.42%	8,533
2016	11.342399	11.752928	3.62%	9,546
2015	11.728425	11.342399	-3.29%	10,294
2014	11.527800	11.728425	1.74%	10,184
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.203218	14.602799	2.81%	2,726
2019	12.917218	14.203218	9.96%	2,531
2018	15.675806	12.917218	-17.60%	1,894
2017	13.066921	15.675806	19.97%	1,439
2016	13.219475	13.066921	-1.15%	1,189
2015	14.073141	13.219475	-6.07%	778
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.726955	17.27%	2,478

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.082062	12.610058	4.37%	0
2019	11.371142	12.082062	6.25%	0
2018	11.714932	11.371142	-2.93%	0
2017	11.503048	11.714932	1.84%	0
2016	11.206184	11.503048	2.65%	0
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
2011	10.828681	11.246092	3.85%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.886640	13.735475	6.59%	0
2019	12.029186	12.886640	7.13%	0
2018	12.489143	12.029186	-3.68%	0
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	670
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.449684	10.596818	1.41%	0
2019	10.029649	10.449684	4.19%	0
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.826697	35.154060	10.45%	239
2019	26.543187	31.826697	19.91%	249
2018	32.980836	26.543187	-19.52%	258
2017	23.889527	32.980836	38.06%	235
2016	22.737375	23.889527	5.07%	285
2015	27.768878	22.737375	-18.12%	281
2014	30.135104	27.768878	-7.85%	257
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.729929	22.518714	3.63%	3,640
2019	19.374136	21.729929	12.16%	3,605
2018	20.435457	19.374136	-5.19%	4,388
2017	19.581368	20.435457	4.36%	4,425
2016	17.546790	19.581368	11.60%	3,553
2015	18.431324	17.546790	-4.80%	3,606
2014	18.386657	18.431324	0.24%	3,199
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.505975	11.931256	3.70%	5,306
2019	11.076267	11.505975	3.88%	5,214
2018	11.338074	11.076267	-2.31%	5,215
2017	11.361510	11.338074	-0.21%	5,216
2016	11.536740	11.361510	-1.52%	4,827
2015	11.815163	11.536740	-2.36%	4,671
2014	11.558971	11.815163	2.22%	4,727
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0
2011	11.669486	12.235311	4.85%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.208513	8.043359	-2.01%	38,289
2019	8.250480	8.208513	-0.51%	39,895
2018	8.325665	8.250480	-0.90%	67,871
2017	8.481031	8.325665	-1.83%	3,707
2016	8.675043	8.481031	-2.24%	3,586
2015	8.874721	8.675043	-2.25%	19,983
2014	9.079000	8.874721	-2.25%	12,864
2013	9.287976	9.079000	-2.25%	0
2012	9.502353	9.287976	-2.26%	0
2011	9.720467	9.502353	-2.24%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.376266	9.869656	5.26%	2,088
2019	8.066436	9.376266	16.24%	1,843
2018	9.687170	8.066436	-16.73%	1,812
2017	7.798095	9.687170	24.22%	1,721
2016	7.926863	7.798095	-1.62%	1,475
2015	8.379256	7.926863	-5.40%	1,428
2014	8.634305	8.379256	-2.95%	1,381
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.371286	10.860462	4.72%	11,853
2019	8.753969	10.371286	18.48%	11,592
2018	10.430113	8.753969	-16.07%	17,727
2017	8.572817	10.430113	21.66%	16,734
2016	8.723962	8.572817	-1.73%	17,636
2015	9.050537	8.723962	-3.61%	16,430
2014	9.869618	9.050537	-8.30%	16,174
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.652033	31.596974	10.28%	0
2019	23.689461	28.652033	20.95%	0
2018	26.592718	23.689461	-10.92%	0
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	3,509
2014	21.613229	22.180180	2.62%	3,509
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
2011	16.332125	15.337663	-6.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.989512	18.169417	6.94%	9,331
2019	15.068797	16.989512	12.75%	9,544
2018	16.203411	15.068797	-7.00%	3,726
2017	14.915109	16.203411	8.64%	3,726
2016	14.352845	14.915109	3.92%	10,317
2015	14.708781	14.352845	-2.42%	3,726
2014	14.387629	14.708781	2.23%	3,726
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.696657	22.581661	9.11%	46
2019	17.652910	20.696657	17.24%	39
2018	19.311161	17.652910	-8.59%	31
2017	17.206300	19.311161	12.23%	23
2016	16.336863	17.206300	5.32%	15
2015	16.802294	16.336863	-2.77%	7
2014	16.337548	16.802294	2.84%	3
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.645129	14.233816	4.31%	16,712
2019	12.744280	13.645129	7.07%	22,824
2018	13.278734	12.744280	-4.02%	18,760
2017	12.853114	13.278734	3.31%	18,787
2016	12.610458	12.853114	1.92%	425
2015	12.866665	12.610458	-1.99%	333
2014	12.669920	12.866665	1.55%	234
2013	12.364144	12.669920	2.47%	0
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.774912	12.034871	2.21%	163
2019	10.660272	11.774912	10.46%	241
2018	11.557229	10.660272	-7.76%	326
2017	10.367763	11.557229	11.47%	420
2016	10.033070	10.367763	3.34%	503
2015	10.607868	10.033070	-5.42%	10,416
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.329569	12.814835	3.94%	498
2019	10.944496	12.329569	12.66%	492
2018	11.919525	10.944496	-8.18%	488
2017	10.424710	11.919525	14.34%	487
2016	9.970922	10.424710	4.55%	506
2015	10.620513	9.970922	-6.12%	505
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.163713	22.827629	7.86%	11,067
2019	18.387865	21.163713	15.10%	13,913
2018	19.946517	18.387865	-7.81%	23,662
2017	18.068578	19.946517	10.39%	22,762
2016	17.251061	18.068578	4.74%	14,727
2015	17.707429	17.251061	-2.58%	17,489
2014	17.222683	17.707429	2.81%	4,289
2013	15.107089	17.222683	14.00%	0
2012	13.947620	15.107089	8.31%	0
2011	14.273746	13.947620	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.601138	28.110436	9.80%	180
2019	21.497774	25.601138	19.09%	586
2018	23.837342	21.497774	-9.81%	2,447
2017	20.898710	23.837342	14.06%	2,479
2016	19.706933	20.898710	6.05%	2,582
2015	20.308799	19.706933	-2.96%	4,751
2014	19.795011	20.308799	2.60%	0
2013	16.547545	19.795011	19.63%	0
2012	14.881569	16.547545	11.19%	0
2011	15.554198	14.881569	-4.32%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.277582	18.333313	6.11%	2,295
2019	15.575209	17.277582	10.93%	2,295
2018	16.553518	15.575209	-5.91%	2,295
2017	15.505198	16.553518	6.76%	2,295
2016	15.005333	15.505198	3.33%	2,295
2015	15.355431	15.005333	-2.28%	2,295
2014	14.998051	15.355431	2.38%	2,295
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
2011	13.179258	13.149120	-0.23%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.406119	10.896724	4.71%	0
2019*	10.000000	10.406119	4.06%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.704995	12.113353	13.16%	0
2019*	10.000000	10.704995	7.05%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.820870	26.441304	26.99%	0
2019	16.357138	20.820870	27.29%	574
2018	17.316038	16.357138	-5.54%	605
2017	13.638299	17.316038	26.97%	639
2016	13.679114	13.638299	-0.30%	640
2015	13.569319	13.679114	0.81%	658
2014	12.602678	13.569319	7.67%	676
2013	9.591730	12.602678	31.39%	0
2012	8.449269	9.591730	13.52%	0
2011	8.932070	8.449269	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.479242	13.063568	4.68%	6,068
2019	10.730814	12.479242	16.29%	8,109
2018	11.535297	10.730814	-6.97%	8,482
2017	10.038022	11.535297	14.92%	8,891
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	20,279
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.359610	15.016446	4.57%	1,726
2019	12.042772	14.359610	19.24%	1,832
2018	12.647230	12.042772	-4.78%	1,944
2017	10.630883	12.647230	18.97%	2,171
2016	9.882202	10.630883	7.58%	2,299
2015	10.095406	9.882202	-2.11%	2,417
2014*	10.000000	10.095406	0.95%	1,526

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.286714	40.883825	15.86%	8,074
2019	26.285602	35.286714	34.24%	8,970
2018	27.315003	26.285602	-3.77%	7,201
2017	21.989468	27.315003	24.22%	7,414
2016	21.770456	21.989468	1.01%	7,604
2015	21.246933	21.770456	2.46%	3,577
2014	20.021675	21.246933	6.12%	1,731
2013	15.028955	20.021675	33.22%	126
2012	12.983783	15.028955	15.75%	126
2011	13.621899	12.983783	-4.68%	126
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.222455	26.980622	-0.89%	157
2019	21.983235	27.222455	23.83%	2,943
2018	24.845171	21.983235	-11.52%	2,829
2017	23.437700	24.845171	6.01%	2,812
2016	19.944374	23.437700	17.52%	2,458
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0
2011	13.673759	13.431733	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.769262	17.69%	8,308
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.888219	46.315799	10.57%	2,579
2019	34.104113	41.888219	22.82%	2,896
2018	39.376570	34.104113	-13.39%	3,868
2017	34.790500	39.376570	13.18%	3,920
2016	29.586066	34.790500	17.59%	3,968
2015	31.054107	29.586066	-4.73%	4,079
2014	29.033833	31.054107	6.96%	3,205
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.405767	19.718225	-3.37%	2,925
2019	16.855938	20.405767	21.06%	2,836
2018	19.858782	16.855938	-15.12%	2,829
2017	17.844950	19.858782	11.29%	2,785
2016	15.523349	17.844950	14.96%	2,391
2015	16.352589	15.523349	-5.07%	2,496
2014	14.295792	16.352589	14.39%	2,623
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.923756	42.475353	37.36%	0
2019	23.368405	30.923756	32.33%	190
2018	26.049941	23.368405	-10.29%	194
2017	21.378573	26.049941	21.85%	210
2016	20.238451	21.378573	5.63%	217
2015	20.595279	20.238451	-1.73%	1,214
2014	20.547837	20.595279	0.23%	227
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	34.812935	35.714545	2.59%	1,307
2019	30.005807	34.812935	16.02%	1,259
2018	37.043912	30.005807	-19.00%	1,146
2017	34.844122	37.043912	6.31%	1,991
2016	28.375589	34.844122	22.80%	1,865
2015	30.977135	28.375589	-8.40%	1,935
2014	29.682098	30.977135	4.36%	1,966
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.232205	43.335037	19.60%	646
2019	29.569219	36.232205	22.53%	651
2018	34.708418	29.569219	-14.81%	652
2017	31.365028	34.708418	10.66%	649
2016	26.182364	31.365028	19.79%	547
2015	27.302534	26.182364	-4.10%	1,387
2014	27.776626	27.302534	-1.71%	650
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.754069	20.788757	10.85%	0
2019	14.978706	18.754069	25.20%	0
2018	16.133404	14.978706	-7.16%	0
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.513837	21.618888	10.79%	0
2019	15.837770	19.513837	23.21%	0
2018	17.215899	15.837770	-8.00%	0
2017	14.878691	17.215899	15.71%	0
2016	13.822869	14.878691	7.64%	0
2015	14.200465	13.822869	-2.66%	119
2014	13.145734	14.200465	8.02%	368
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
2011	9.427969	8.915278	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.928085	14.682444	-7.82%	8,217
2019	12.491559	15.928085	27.51%	7,104
2018	13.321241	12.491559	-6.23%	7,805
2017	12.838251	13.321241	3.76%	8,309
2016	12.253391	12.838251	4.77%	8,923
2015	13.287597	12.253391	-7.78%	9,298
2014	10.569670	13.287597	25.71%	8,861
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.453429	22.410330	15.20%	84,605
2019	15.210306	19.453429	27.90%	99,520
2018	16.359730	15.210306	-7.03%	157,646
2017	13.805057	16.359730	18.51%	206,797
2016	12.677191	13.805057	8.90%	217,060
2015	12.847860	12.677191	-1.33%	162,999
2014	11.623517	12.847860	10.53%	106,464
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.608037	9.657828	0.52%	14,001
2019	9.443220	9.608037	1.75%	13,470
2018	9.583177	9.443220	-1.46%	13,106
2017	9.650749	9.583177	-0.70%	15,800
2016	9.632271	9.650749	0.19%	14,778
2015	9.887717	9.632271	-2.58%	14,513
2014	10.065596	9.887717	-1.77%	29,713
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.565685	19.321276	16.63%	11,896
2019	13.561884	16.565685	22.15%	12,286
2018	15.651360	13.561884	-13.35%	13,940
2017	14.022065	15.651360	11.62%	14,166
2016	11.867103	14.022065	18.16%	14,420
2015	12.763416	11.867103	-7.02%	15,627
2014	12.488788	12.763416	2.20%	13,027
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.799280	32.631938	56.89%	2,009
2019	15.549757	20.799280	33.76%	2,303
2018	17.116213	15.549757	-9.15%	2,428
2017	13.730064	17.116213	24.66%	2,618
2016	13.243266	13.730064	3.68%	2,727
2015	13.595138	13.243266	-2.59%	1,693
2014	13.409324	13.595138	1.39%	1,008
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	39.459691	53.889274	36.57%	0
2019	30.470667	39.459691	29.50%	0
2018	33.364391	30.470667	-8.67%	0
2017	27.399776	33.364391	21.77%	0
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.112490	9.215469	1.13%	0
2019	8.990769	9.112490	1.35%	0
2018	9.105898	8.990769	-1.26%	0
2017	9.232637	9.105898	-1.37%	0
2016	9.330792	9.232637	-1.05%	0
2015	9.528055	9.330792	-2.07%	0
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	0
2012	9.634178	9.850521	2.25%	0
2011	9.826937	9.634178	-1.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.794668	35.990506	16.87%	0
2019	25.025520	30.794668	23.05%	0
2018	27.160130	25.025520	-7.86%	0
2017	23.459822	27.160130	15.77%	0
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.320858	11.670594	3.09%	0
2019	10.143606	11.320858	11.61%	0
2018	11.088991	10.143606	-8.53%	0
2017	10.289732	11.088991	7.77%	0
2016	9.947431	10.289732	3.44%	0
2015	10.686101	9.947431	-6.91%	0
2014	10.645683	10.686101	0.38%	0
2013	10.134065	10.645683	5.05%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.092811	12.394060	2.49%	0
2019	10.606206	12.092811	14.02%	0
2018	11.936442	10.606206	-11.14%	0
2017	10.406383	11.936442	14.70%	0
2016	10.123718	10.406383	2.79%	0
2015	11.428679	10.123718	-11.42%	0
2014	11.589320	11.428679	-1.39%	0
2013	10.252676	11.589320	13.04%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.076612	12.457744	3.16%	8,103
2019	10.661283	12.076612	13.28%	8,200
2018	11.807232	10.661283	-9.71%	8,312
2017	10.630702	11.807232	11.07%	12,167
2016	10.274191	10.630702	3.47%	12,310
2015	11.262191	10.274191	-8.77%	12,264
2014	11.240591	11.262191	0.19%	25,941
2013	10.270304	11.240591	9.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.118764	11.728102	5.48%	7,062
2019	10.179261	11.118764	9.23%	6,716
2018	11.014884	10.179261	-7.59%	6,441
2017	9.938088	11.014884	10.84%	6,440
2016	9.004171	9.938088	10.37%	9,672
2015	10.143479	9.004171	-11.23%	7,916
2014	10.329991	10.143479	-1.81%	7,467
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.654658	11.100207	4.18%	0
2019	9.506903	10.654658	12.07%	0
2018	10.220104	9.506903	-6.98%	0
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.913021	11.804877	8.17%	416
2019	10.441881	10.913021	4.51%	416
2018	11.137239	10.441881	-6.24%	416
2017	10.288451	11.137239	8.25%	416
2016	10.227667	10.288451	0.59%	844
2015	11.271891	10.227667	-9.26%	4,151
2014	11.496748	11.271891	-1.96%	4,151
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.478370	10.538569	0.57%	17,869
2019	10.314829	10.478370	1.59%	19,066
2018	10.528608	10.314829	-2.03%	18,990
2017	10.637089	10.528608	-1.02%	21,682
2016	10.741077	10.637089	-0.97%	21,641
2015	10.965417	10.741077	-2.05%	33,010
2014	11.134504	10.965417	-1.52%	23,510
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.001722	9.985948	-0.16%	338
2019	9.963306	10.001722	0.39%	487
2018	10.050483	9.963306	-0.87%	667
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.741188	11.395235	6.09%	11,727
2019	10.151218	10.741188	5.81%	14,033
2018	10.452542	10.151218	-2.88%	13,710
2017	10.201088	10.452542	2.46%	13,734
2016	10.172434	10.201088	0.28%	14,812
2015	10.371774	10.172434	-1.92%	27,308
2014	10.186015	10.371774	1.82%	27,447
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.622062	23.893732	35.59%	0
2019	13.183606	17.622062	33.67%	0
2018	13.175252	13.183606	0.06%	0
2017	10.295751	13.175252	27.97%	0
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.382264	20.142014	9.57%	0
2019	15.025875	18.382264	22.34%	0
2018	19.006842	15.025875	-20.94%	0
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.417325	34.17%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.760398	13.196989	3.42%	0
2019	10.010422	12.760398	27.47%	0
2018	11.192275	10.010422	-10.56%	0
2017*	10.000000	11.192275	11.92%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.438149	51.098132	26.36%	3,972
2019	32.161184	40.438149	25.74%	4,082
2018	32.626185	32.161184	-1.43%	3,971
2017	26.216062	32.626185	24.45%	5,592
2016	30.036583	26.216062	-12.72%	5,646
2015	27.320924	30.036583	9.94%	6,758
2014	21.299002	27.320924	28.27%	3,922
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.412462	6.286783	16.15%	833
2019	4.963908	5.412462	9.04%	1,072
2018	7.095709	4.963908	-30.04%	1,114
2017	7.404529	7.095709	-4.17%	3,530
2016	5.281569	7.404529	40.20%	6,241
2015	8.140860	5.281569	-35.12%	3,570
2014	10.326333	8.140860	-21.16%	2,859
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.563560	6.477771	16.43%	0
2019	5.087743	5.563560	9.35%	0
2018	7.258006	5.087743	-29.90%	0
2017	7.552837	7.258006	-3.90%	0
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.724947	10.321101	-3.77%	0
2019*	10.000000	10.724947	7.25%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.178417	49.631350	54.24%	4,032
2019	26.371333	32.178417	22.02%	4,401
2018	26.633335	26.371333	-0.98%	4,298
2017	21.646937	26.633335	23.04%	4,658
2016	20.551718	21.646937	5.33%	4,897
2015	21.648910	20.551718	-5.07%	2,257
2014	22.571192	21.648910	-4.09%	2,142
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.448304	12.753155	2.45%	0
2019	11.056267	12.448304	12.59%	0
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.579958	30.615299	0.12%	0
2019	25.321103	30.579958	20.77%	0
2018	27.529764	25.321103	-8.02%	0
2017	23.757537	27.529764	15.88%	0
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.679603	8.667434	-0.14%	0
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.824653	38.082940	0.68%	111
2019	32.288808	37.824653	17.14%	110
2018	39.022252	32.288808	-17.26%	109
2017	35.390435	39.022252	10.26%	107
2016	29.025074	35.390435	21.93%	106
2015	31.502257	29.025074	-7.86%	121
2014	29.596212	31.502257	6.44%	125
2013	22.009292	29.596212	34.47%	131
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.281201	13.145215	7.04%	0
2019	11.542718	12.281201	6.40%	0
2018	12.158690	11.542718	-5.07%	0
2017	12.003394	12.158690	1.29%	0
2016	11.768846	12.003394	1.99%	0
2015	12.350787	11.768846	-4.71%	0
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	352
2012	13.045835	13.686406	4.91%	0
2011	11.948668	13.045835	9.18%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.060669	31.642680	8.88%	0
2019	24.036474	29.060669	20.90%	0
2018	26.512878	24.036474	-9.34%	0
2017	22.556630	26.512878	17.54%	0
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.915046	28.563494	-1.22%	884
2019	22.943544	28.915046	26.03%	881
2018	26.984754	22.943544	-14.98%	880
2017	24.776810	26.984754	8.91%	879
2016	20.663964	24.776810	19.90%	879
2015	21.489920	20.663964	-3.84%	883
2014	18.922925	21.489920	13.57%	734
2013	14.910049	18.922925	26.91%	734
2012	13.131046	14.910049	13.55%	0
2011	13.553811	13.131046	-3.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.664172	30.207604	-1.49%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.562997	15.064994	3.45%	0
2019	12.633588	14.562997	15.27%	0
2018	13.598422	12.633588	-7.10%	0
2017	12.122827	13.598422	12.17%	0
2016	11.566074	12.122827	4.81%	0
2015	11.966596	11.566074	-3.35%	0
2014	11.902125	11.966596	0.54%	0
2013	10.103095	11.902125	17.81%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.243455	11.755145	4.55%	0
2019	10.019074	11.243455	12.22%	0
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.157101	10.771271	6.05%	0
2019	9.524952	10.157101	6.64%	0
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.102158	14.269686	1.19%	0
2019	11.324305	14.102158	24.53%	0
2018	12.521065	11.324305	-9.56%	0
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.389824	19.329069	17.93%	1,826
2019	14.246150	16.389824	15.05%	1,830
2018	15.779377	14.246150	-9.72%	1,891
2017	14.202778	15.779377	11.10%	1,857
2016	14.003358	14.202778	1.42%	1,853
2015	14.477997	14.003358	-3.28%	1,868
2014	14.537944	14.477997	-0.41%	1,857
2013	13.005302	14.537944	11.78%	1,821
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.569694	13.244062	5.37%	0
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	42.507078	45.947189	8.09%	0
2019	35.599921	42.507078	19.40%	0
2018	40.036550	35.599921	-11.08%	0
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.023123	39.128702	15.01%	0
2019	26.615075	34.023123	27.83%	0
2018	28.635435	26.615075	-7.06%	0
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.371203	36.610394	20.54%	0
2019	22.894103	30.371203	32.66%	0
2018	25.228161	22.894103	-9.25%	0
2017	20.329303	25.228161	24.10%	0
2016	19.330858	20.329303	5.17%	0
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.384402	26.151135	16.83%	0
2019	18.858430	22.384402	18.70%	0
2018	23.918573	18.858430	-21.16%	0
2017	19.682961	23.918573	21.52%	0
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.824316	11.242324	3.86%	0
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.225191	15.506902	-4.43%	0
2019	13.002777	16.225191	24.78%	0
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.444821	10.408605	-0.35%	0
2019	9.983960	10.444821	4.62%	0
2018	10.229092	9.983960	-2.40%	0
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.567682	10.397578	-1.61%	0
2019	9.020052	10.567682	17.16%	0
2018*	10.000000	9.020052	-9.80%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.962392	13.659702	5.38%	0
2019	12.153153	12.962392	6.66%	0
2018	12.539081	12.153153	-3.08%	0
2017	12.369656	12.539081	1.37%	0
2016	12.228180	12.369656	1.16%	0
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.336355	13.216964	27.87%	0
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.323640	17.900408	9.66%	0
2019	14.434465	16.323640	13.09%	0
2018	15.433964	14.434465	-6.48%	0
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.833420	19.988286	12.08%	0
2019	15.226336	17.833420	17.12%	0
2018	16.595537	15.226336	-8.25%	0
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	0
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.672508	22.419005	13.96%	0
2019	16.223647	19.672508	21.26%	0
2018	18.062698	16.223647	-10.18%	0
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.311563	15.883243	19.32%	0
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.793948	49.361443	27.24%	567
2019	30.247240	38.793948	28.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.954440	7.838685	-34.43%	1,591
2019	11.141270	11.954440	7.30%	1,239
2018	15.160027	11.141270	-26.51%	1,118
2017	15.958809	15.160027	-5.01%	1,083
2016	12.234276	15.958809	30.44%	969
2015	15.801620	12.234276	-22.58%	1,041
2014	18.541012	15.801620	-14.77%	855
2013	15.286370	18.541012	21.29%	785
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.538354	28.637770	3.99%	0
2019	22.175419	27.538354	24.18%	0
2018	24.819515	22.175419	-10.65%	0
2017	22.549468	24.819515	10.07%	0
2016	19.606588	22.549468	15.01%	0
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.325039	15.058376	5.12%	0
2019	11.306400	14.325039	26.70%	0
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.796434	54.412246	40.25%	745
2019	29.639213	38.796434	30.90%	753
2018	30.472782	29.639213	-2.74%	755
2017	23.133424	30.472782	31.73%	758
2016	23.547038	23.133424	-1.76%	762
2015	22.544793	23.547038	4.45%	761
2014	20.786323	22.544793	8.46%	720
2013	15.643611	20.786323	32.87%	720
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.296041	14.180643	6.65%	0
2019	12.439196	13.296041	6.89%	0
2018	12.834686	12.439196	-3.08%	0
2017	12.631728	12.834686	1.61%	0
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	0
2011	11.991605	12.540861	4.58%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.616283	47.923911	15.16%	129
2019	34.582377	41.616283	20.34%	135
2018	41.537738	34.582377	-16.74%	141
2017	35.269269	41.537738	17.77%	139
2016	32.251778	35.269269	9.36%	147
2015	33.557717	32.251778	-3.89%	152
2014	32.393887	33.557717	3.59%	158
2013	24.402823	32.393887	32.75%	269
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.526364	27.636511	12.68%	152
2019	19.689005	24.526364	24.57%	172
2018	23.728159	19.689005	-17.02%	191
2017	18.682431	23.728159	27.01%	177
2016	20.184447	18.682431	-7.44%	205
2015	20.000392	20.184447	0.92%	181
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.026588	11.862541	-8.94%	0
2019	10.844494	13.026588	20.12%	0
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.079664	37.021440	5.54%	0
2019	26.775223	35.079664	31.02%	0
2018	33.222923	26.775223	-19.41%	0
2017	28.553082	33.222923	16.35%	0
2016	26.743751	28.553082	6.77%	0
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.557064	14.800708	9.17%	0
2019	11.577058	13.557064	17.10%	0
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.150510	15.888468	-1.62%	0
2019	14.243347	16.150510	13.39%	0
2018	15.236342	14.243347	-6.52%	0
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	3,744
2014	13.750694	14.054530	2.21%	3,744
2013	12.352259	13.750694	11.32%	3,744
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.691347	38.173238	13.30%	0
2019	26.684126	33.691347	26.26%	0
2018	28.776409	26.684126	-7.27%	0
2017	24.429321	28.776409	17.79%	0
2016	21.546225	24.429321	13.38%	0
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	38.522351	39.589205	2.77%	0
2019	31.206741	38.522351	23.44%	0
2018	36.667453	31.206741	-14.89%	0
2017	33.915516	36.667453	8.11%	0
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.687468	13.380771	14.49%	0
2019	9.441885	11.687468	23.78%	0
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.623895	18.950454	-3.43%	0
2019	17.849472	19.623895	9.94%	0
2018	21.609159	17.849472	-17.40%	0
2017	18.952523	21.609159	14.02%	0
2016	18.098832	18.952523	4.72%	0
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.957993	8.289701	-7.46%	982
2019	8.987959	8.957993	-0.33%	921
2018	9.025852	8.987959	-0.42%	893
2017	9.063204	9.025852	-0.41%	902
2016	9.011170	9.063204	0.58%	853
2015	9.638269	9.011170	-6.51%	3,371
2014	9.687601	9.638269	-0.51%	3,345
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.122417	12.330800	1.72%	0
2019	11.084647	12.122417	9.36%	0
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.932293	10.355893	4.26%	0
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.383147	9.844623	4.92%	0
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	189
2014	9.841309	10.062981	2.25%	117
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.907654	30.393235	38.73%	0
2019	16.436158	21.907654	33.29%	0
2018	17.506461	16.436158	-6.11%	0
2017	14.105024	17.506461	24.12%	0
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.562972	45.63%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.751979	48.210957	24.41%	0
2019	30.173335	38.751979	28.43%	0
2018	35.664817	30.173335	-15.40%	0
2017	26.776394	35.664817	33.19%	0
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	68
2014	27.178412	27.099198	-0.29%	42
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.199707	10.263233	0.62%	0
2019	9.438694	10.199707	8.06%	0
2018	10.121611	9.438694	-6.75%	0
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	0
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.782997	34.193301	11.08%	0
2019	23.916889	30.782997	28.71%	0
2018	26.640465	23.916889	-10.22%	0
2017	23.376771	26.640465	13.96%	0
2016	21.496713	23.376771	8.75%	0
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.439143	16.432493	6.43%	1,231
2019	12.638288	15.439143	22.16%	1,220
2018	14.635239	12.638288	-13.64%	1,239
2017	13.064374	14.635239	12.02%	1,228
2016	11.815782	13.064374	10.57%	1,230
2015	12.634847	11.815782	-6.48%	1,237
2014	12.414676	12.634847	1.77%	1,234
2013	9.891327	12.414676	25.51%	1,311
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.896939	47.802314	16.88%	0
2019	33.186724	40.896939	23.23%	0
2018	37.974817	33.186724	-12.61%	0
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.427651	12.331593	18.26%	0
2019	8.341481	10.427651	25.01%	0
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.175946	17.997184	11.26%	1,783
2019	13.595783	16.175946	18.98%	1,737
2018	14.718254	13.595783	-7.63%	2,083
2017	12.736342	14.718254	15.56%	2,766
2016	13.378976	12.736342	-4.80%	2,689
2015	14.941114	13.378976	-10.46%	3,821
2014	16.142931	14.941114	-7.44%	3,519
2013	13.204300	16.142931	22.26%	2,193
2012	11.341055	13.204300	16.43%	1,700
2011	12.508963	11.341055	-9.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.963572	13.428854	3.59%	0
2019	11.933071	12.963572	8.64%	0
2018	12.479491	11.933071	-4.38%	0
2017	11.972810	12.479491	4.23%	0
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.830993	30.325297	45.58%	101
2019	15.456819	20.830993	34.77%	117
2018	15.832058	15.456819	-2.37%	151
2017	12.769150	15.832058	23.99%	169
2016	12.315745	12.769150	3.68%	172
2015	13.379067	12.315745	-7.95%	177
2014	12.695006	13.379067	5.39%	185
2013	9.999936	12.695006	26.95%	184
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.910400	32.208254	11.41%	0
2019	24.200599	28.910400	19.46%	0
2018	24.667144	24.200599	-1.89%	0
2017	21.370469	24.667144	15.43%	0
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.092650	10.871409	7.72%	0
2019	9.453182	10.092650	6.76%	0
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	49.401278	67.106338	35.84%	294
2019	36.947952	49.401278	33.71%	294
2018	37.183710	36.947952	-0.63%	294
2017	29.274839	37.183710	27.02%	294
2016	29.391194	29.274839	-0.40%	294
2015	26.874908	29.391194	9.36%	294
2014	25.360125	26.874908	5.97%	294
2013	19.831652	25.360125	27.88%	294
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.396641	46.236479	47.27%	51
2019	22.190011	31.396641	41.49%	63
2018	22.510809	22.190011	-1.43%	83
2017	15.898251	22.510809	41.59%	96
2016	14.291751	15.898251	11.24%	118
2015	13.978786	14.291751	2.24%	136
2014	13.084716	13.978786	6.83%	140
2013	9.891772	13.084716	32.28%	368
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.511095	32.318365	13.35%	0
2019	23.031289	28.511095	23.79%	0
2018	27.782139	23.031289	-17.10%	0
2017	21.737713	27.782139	27.81%	0
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.628490	9.287006	-3.55%	0
2019	8.341794	9.628490	15.42%	0
2018	10.485136	8.341794	-20.44%	0
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	260
2014	9.776041	9.108217	-6.83%	114
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.295962	10.806264	4.96%	0
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.058580	29.953511	42.24%	87
2019	15.256883	21.058580	38.03%	92
2018	15.891106	15.256883	-3.99%	118
2017	12.874009	15.891106	23.44%	136
2016	12.110638	12.874009	6.30%	142
2015	12.667618	12.110638	-4.40%	140
2014	14.016405	12.667618	-9.62%	147
2013	10.158827	14.016405	37.97%	167
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.476152	34.767768	0.85%	0
2019	27.247906	34.476152	26.53%	0
2018	31.115834	27.247906	-12.43%	2,224
2017	27.138015	31.115834	14.66%	2,224
2016	24.412055	27.138015	11.17%	2,224
2015	25.222353	24.412055	-3.21%	2,224
2014	23.426074	25.222353	7.67%	2,224
2013	17.682848	23.426074	32.48%	2,224
2012	15.619350	17.682848	13.21%	2,224
2011	16.061210	15.619350	-2.75%	2,224
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.784317	12.169506	12.84%	0
2019*	10.000000	10.784317	7.84%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.216804	23.743042	17.44%	0
2019	16.468073	20.216804	22.76%	0
2018	18.674035	16.468073	-11.81%	0
2017	15.070421	18.674035	23.91%	617
2016	14.853587	15.070421	1.46%	637
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.759700	20.009161	19.39%	0
2019	12.289426	16.759700	36.37%	0
2018	12.508399	12.289426	-1.75%	0
2017	9.993581	12.508399	25.16%	0
2016	9.663644	9.993581	3.41%	0
2015*	10.000000	9.663644	-3.36%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.232495	32.32%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.542910	35.43%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.823755	13.474542	5.07%	0
2019	11.866499	12.823755	8.07%	0
2018	12.259038	11.866499	-3.20%	0
2017	11.848387	12.259038	3.47%	0
2016	11.455241	11.848387	3.43%	0
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.845575	23.555098	3.11%	0
2019	20.481216	22.845575	11.54%	0
2018	22.555077	20.481216	-9.19%	0
2017	21.065297	22.555077	7.07%	0
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.344051	10.923934	-3.70%	0
2019	9.080562	11.344051	24.93%	0
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.001031	22.303630	11.51%	0
2019	16.509397	20.001031	21.15%	0
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.140225	17.881545	47.29%	0
2019	9.354229	12.140225	29.78%	0
2018	11.491415	9.354229	-18.60%	0
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.502191	19.151194	9.42%	0
2019	14.831735	17.502191	18.01%	0
2018	15.978508	14.831735	-7.18%	0
2017	14.123039	15.978508	13.14%	0
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	5,845
2014	13.103534	13.441022	2.58%	5,998
2013	10.878792	13.103534	20.45%	6,125
2012	9.623060	10.878792	13.05%	6,073
2011	9.758453	9.623060	-1.39%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.942636	11.675192	6.69%	0
2019	10.277012	10.942636	6.48%	0
2018	10.634444	10.277012	-3.36%	0
2017	10.545408	10.634444	0.84%	0
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	0
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.597615	27.416575	26.94%	154
2019	16.401628	21.597615	31.68%	196
2018	18.536706	16.401628	-11.52%	226
2017	14.485800	18.536706	27.96%	225
2016	14.798155	14.485800	-2.11%	260
2015	14.216354	14.798155	4.09%	373
2014	14.288769	14.216354	-0.51%	346
2013	11.368798	14.288769	25.68%	271
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.234613	34.390740	48.02%	1,113
2019	18.253303	23.234613	27.29%	1,113
2018	18.808978	18.253303	-2.95%	1,113
2017	15.063180	18.808978	24.87%	1,726
2016	14.135551	15.063180	6.56%	1,783
2015	13.594589	14.135551	3.98%	1,113
2014	12.875954	13.594589	5.58%	1,113
2013	10.168096	12.875954	26.63%	1,113
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.681173	20.638458	10.48%	265
2019	15.215533	18.681173	22.78%	260
2018	15.923753	15.215533	-4.45%	4,427
2017	13.366541	15.923753	19.13%	4,441
2016	12.314903	13.366541	8.54%	4,454
2015	12.469336	12.314903	-1.24%	4,490
2014	11.578662	12.469336	7.69%	4,497
2013	8.912717	11.578662	29.91%	4,940
2012	7.793253	8.912717	14.36%	4,111
2011	8.158742	7.793253	-4.48%	4,111
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.776748	15.023021	1.67%	0
2019	13.854313	14.776748	6.66%	0
2018	14.522855	13.854313	-4.60%	0
2017	13.978710	14.522855	3.89%	0
2016	13.168214	13.978710	6.15%	0
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.973801	33.303542	7.52%	0
2019	24.571633	30.973801	26.06%	0
2018	25.223413	24.571633	-2.58%	0
2017	21.468930	25.223413	17.49%	0
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.648484	30.945863	0.97%	0
2019	24.699534	30.648484	24.09%	0
2018	27.322710	24.699534	-9.60%	921
2017	23.761015	27.322710	14.99%	921
2016	20.683891	23.761015	14.88%	921
2015	22.646487	20.683891	-8.67%	921
2014	21.280109	22.646487	6.42%	921
2013	16.098128	21.280109	32.19%	921
2012	13.944169	16.098128	15.45%	921
2011	14.645164	13.944169	-4.79%	921
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.795846	12.081942	11.91%	0
2019	9.613255	10.795846	12.30%	0
2018	10.751675	9.613255	-10.59%	0
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
2015*	10.000000	9.234673	-7.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.072742	16.575610	9.97%	0
2019	12.445531	15.072742	21.11%	0
2018	14.274111	12.445531	-12.81%	0
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.526580	14.494764	7.16%	0
2019	11.916914	13.526580	13.51%	0
2018	13.010088	11.916914	-8.40%	0
2017	11.883333	13.010088	9.48%	0
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	9,626
2014	11.636713	11.857644	1.90%	5,426
2013	10.388000	11.636713	12.02%	5,426
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.567353	15.864335	8.90%	0
2019	12.400356	14.567353	17.48%	0
2018	13.821839	12.400356	-10.28%	0
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.846854	12.453245	5.12%	0
2019	10.956588	11.846854	8.13%	0
2018	11.515987	10.956588	-4.86%	0
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.737788	12.046002	2.63%	0
2019	10.552301	11.737788	11.23%	0
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	376
2014	10.752440	10.742558	-0.09%	212
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.211066	12.808241	4.89%	0
2019	10.829167	12.211066	12.76%	0
2018	11.929372	10.829167	-9.22%	0
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.092793	15.240510	8.14%	0
2019	12.209218	14.092793	15.43%	0
2018	13.451584	12.209218	-9.24%	0
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.806729	16.239776	9.68%	0
2019	12.398861	14.806729	19.42%	0
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	17,081
2011	9.293142	8.655633	-6.86%	17,081
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.051926	13.906460	6.55%	1,664
2019	11.687635	13.051926	11.67%	1,664
2018	12.562755	11.687635	-6.97%	1,664
2017	11.700927	12.562755	7.37%	1,664
2016	11.297981	11.700927	3.57%	1,664
2015	11.688490	11.297981	-3.34%	1,664
2014	11.494427	11.688490	1.69%	1,664
2013	10.576351	11.494427	8.68%	1,664
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.125891	14.515877	2.76%	96
2019	12.853477	14.125891	9.90%	93
2018	15.606487	12.853477	-17.64%	82
2017	13.015772	15.606487	19.90%	73
2016	13.174454	13.015772	-1.20%	76
2015	14.032396	13.174454	-6.11%	69
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.725714	17.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.010127	12.528576	4.32%	0
2019	11.309224	12.010127	6.20%	0
2018	11.657129	11.309224	-2.98%	0
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.809951	13.646758	6.53%	0
2019	11.963718	12.809951	7.07%	0
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.440767	10.582368	1.36%	0
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.553078	34.834014	10.40%	21
2019	26.328460	31.553078	19.84%	21
2018	32.730891	26.328460	-19.56%	21
2017	23.720560	32.730891	37.99%	18
2016	22.588078	23.720560	5.01%	20
2015	27.600690	22.588078	-18.16%	21
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.543108	22.313689	3.58%	0
2019	19.217389	21.543108	12.10%	0
2018	20.280556	19.217389	-5.24%	0
2017	19.442862	20.280556	4.31%	0
2016	17.431559	19.442862	11.54%	0
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.407035	11.822607	3.64%	0
2019	10.986655	11.407035	3.83%	0
2018	11.252131	10.986655	-2.36%	0
2017	11.281150	11.252131	-0.26%	0
2016	11.460991	11.281150	-1.57%	0
2015	11.743590	11.460991	-2.41%	165
2014	11.494837	11.743590	2.16%	98
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	0
2011	11.622557	12.179887	4.80%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.137776	7.969970	-2.06%	0
2019	8.183560	8.137776	-0.56%	0
2018	8.262388	8.183560	-0.95%	0
2017	8.420868	8.262388	-1.88%	0
2016	8.617901	8.420868	-2.29%	0
2015	8.820785	8.617901	-2.30%	0
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	0
2012	9.459122	9.240975	-2.31%	0
2011	9.681179	9.459122	-2.29%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.320458	9.805889	5.21%	0
2019	8.022519	9.320458	16.18%	0
2018	9.639394	8.022519	-16.77%	0
2017	7.763604	9.639394	24.16%	0
2016	7.895826	7.763604	-1.67%	0
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.299031	10.779294	4.66%	0
2019	8.697426	10.299031	18.41%	0
2018	10.368080	8.697426	-16.11%	0
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.405731	31.309336	10.22%	0
2019	23.497830	28.405731	20.89%	0
2018	26.391187	23.497830	-10.96%	0
2017	22.807280	26.391187	15.71%	0
2016	21.323753	22.807280	6.96%	0
2015	22.045835	21.323753	-3.28%	177
2014	21.493317	22.045835	2.57%	105
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.897078	18.061317	6.89%	0
2019	14.994483	16.897078	12.69%	0
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.584043	22.447308	9.05%	0
2019	17.565843	20.584043	17.18%	0
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.527830	14.104250	4.26%	0
2019	12.641187	13.527830	7.01%	0
2018	13.178098	12.641187	-4.07%	0
2017	12.762213	13.178098	3.26%	0
2016	12.527670	12.762213	1.87%	0
2015	12.788741	12.527670	-2.04%	0
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.734812	11.987752	2.16%	0
2019	10.629409	11.734812	10.40%	0
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.287614	12.764692	3.88%	0
2019	10.912834	12.287614	12.60%	0
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.981747	22.619783	7.81%	0
2019	18.239090	20.981747	15.04%	0
2018	19.795313	18.239090	-7.86%	0
2017	17.940753	19.795313	10.34%	0
2016	17.137756	17.940753	4.69%	0
2015	17.600125	17.137756	-2.63%	0
2014	17.127076	17.600125	2.76%	0
2013	15.030908	17.127076	13.95%	0
2012	13.884408	15.030908	8.26%	0
2011	14.216316	13.884408	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.381017	27.854501	9.75%	3,596
2019	21.323843	25.381017	19.03%	3,596
2018	23.656661	21.323843	-9.86%	3,596
2017	20.750885	23.656661	14.00%	3,596
2016	19.577522	20.750885	5.99%	3,596
2015	20.185772	19.577522	-3.01%	3,596
2014	19.685183	20.185772	2.54%	3,596
2013	16.464155	19.685183	19.56%	3,596
2012	14.814165	16.464155	11.14%	3,245
2011	15.491667	14.814165	-4.37%	3,245

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.129005	18.166363	6.06%	1,275
2019	15.449177	17.129005	10.87%	1,275
2018	16.428018	15.449177	-5.96%	1,275
2017	15.395496	16.428018	6.71%	1,275
2016	14.906771	15.395496	3.28%	1,275
2015	15.262382	14.906771	-2.33%	1,275
2014	14.914797	15.262382	2.33%	1,275
2013	13.815906	14.914797	7.95%	1,275
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.402548	10.887426	4.66%	0
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.701329	12.103004	13.10%	0
2019*	10.000000	10.701329	7.01%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.696918	26.270444	26.93%	0
2019	16.268075	20.696918	27.22%	0
2018	17.230613	16.268075	-5.59%	0
2017	13.577939	17.230613	26.90%	0
2016	13.625530	13.577939	-0.35%	0
2015	13.523072	13.625530	0.76%	274
2014	12.566157	13.523072	7.62%	176
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	0
2011	8.919870	8.433406	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.444425	13.020449	4.63%	0
2019	10.706343	12.444425	16.23%	0
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.319520	14.966879	4.52%	0
2019	12.015283	14.319520	19.18%	0
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.094734	40.640604	15.80%	694
2019	26.155963	35.094734	34.17%	850
2018	27.194290	26.155963	-3.82%	3,420
2017	21.903449	27.194290	24.16%	3,420
2016	21.696358	21.903449	0.95%	3,420
2015	21.185453	21.696358	2.41%	3,420
2014	19.973956	21.185453	6.07%	3,420
2013	15.000801	19.973956	33.15%	3,420
2012	12.966115	15.000801	15.69%	2,569
2011	13.610303	12.966115	-4.73%	2,569
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.074364	26.820118	-0.94%	53
2019	21.874829	27.074364	23.77%	50
2018	24.735379	21.874829	-11.56%	1,563
2017	23.346029	24.735379	5.95%	1,563
2016	19.876500	23.346029	17.46%	1,561
2015	21.290168	19.876500	-6.64%	1,564
2014	19.293268	21.290168	10.35%	1,516
2013	14.997245	19.293268	28.65%	1,516
2012	13.413445	14.997245	11.81%	1,516
2011	13.662112	13.413445	-1.82%	1,516
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.767446	17.67%	1,669
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.528105	45.894127	10.51%	615
2019	33.828218	41.528105	22.76%	909
2018	39.078146	33.828218	-13.43%	909
2017	34.544444	39.078146	13.12%	909
2016	29.391794	34.544444	17.53%	909
2015	30.865983	29.391794	-4.78%	909
2014	28.872720	30.865983	6.90%	909
2013	22.211558	28.872720	29.99%	909
2012	19.353925	22.211558	14.77%	909
2011	20.325826	19.353925	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.284388	19.590915	-3.42%	72
2019	16.764234	20.284388	21.00%	62
2018	19.760916	16.764234	-15.16%	60
2017	17.766065	19.760916	11.23%	59
2016	15.462607	17.766065	14.90%	59
2015	16.296941	15.462607	-5.12%	61
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.657981	42.088785	37.28%	18
2019	23.179405	30.657981	32.26%	20
2018	25.852557	23.179405	-10.34%	21
2017	21.227412	25.852557	21.79%	23
2016	20.105594	21.227412	5.58%	24
2015	20.470546	20.105594	-1.78%	22
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	866
2011	13.575955	13.150073	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	34.513610	35.389370	2.54%	21
2019	29.763034	34.513610	15.96%	19
2018	36.763129	29.763034	-19.04%	16
2017	34.597653	36.763129	6.26%	16
2016	28.189252	34.597653	22.73%	16
2015	30.789469	28.189252	-8.45%	17
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.920651	42.940430	19.54%	677
2019	29.329957	35.920651	22.47%	872
2018	34.445309	29.329957	-14.85%	870
2017	31.143145	34.445309	10.60%	872
2016	26.010401	31.143145	19.73%	872
2015	27.137101	26.010401	-4.15%	872
2014	27.622459	27.137101	-1.76%	854
2013	20.115307	27.622459	37.32%	854
2012	17.869057	20.115307	12.57%	854
2011	19.415660	17.869057	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.642497	20.654507	10.79%	0
2019	14.897206	18.642497	25.14%	0
2018	16.053891	14.897206	-7.21%	0
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.397734	21.479273	10.73%	0
2019	15.751596	19.397734	23.15%	0
2018	17.131047	15.751596	-8.05%	0
2017	14.812903	17.131047	15.65%	0
2016	13.768757	14.812903	7.58%	0
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.833323	14.587622	-7.87%	133
2019	12.423595	15.833323	27.45%	113
2018	13.255574	12.423595	-6.28%	132
2017	12.781484	13.255574	3.71%	123
2016	12.205434	12.781484	4.72%	109
2015	13.242372	12.205434	-7.83%	429
2014	10.539067	13.242372	25.65%	184
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.387192	22.322597	15.14%	0
2019	15.166280	19.387192	27.83%	0
2018	16.320770	15.166280	-7.07%	0
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	738
2014	11.619549	12.836900	10.48%	464
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.550861	9.595453	0.47%	0
2019	9.391826	9.550861	1.69%	0
2018	9.535930	9.391826	-1.51%	0
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	1,619
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.509242	19.245597	16.57%	0
2019	13.522593	16.509242	22.09%	0
2018	15.614047	13.522593	-13.39%	0
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.675445	32.421084	56.81%	0
2019	15.465093	20.675445	33.69%	0
2018	17.031783	15.465093	-9.20%	0
2017	13.669296	17.031783	24.60%	0
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	39.117951	53.395265	36.50%	0
2019	30.222233	39.117951	29.43%	0
2018	33.109414	30.222233	-8.72%	0
2017	27.204243	33.109414	21.71%	0
2016	26.730470	27.204243	1.77%	0
2015	27.090316	26.730470	-1.33%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.034113	9.131525	1.08%	0
2019	8.917998	9.034113	1.30%	0
2018	9.036849	8.917998	-1.32%	0
2017	9.167303	9.036849	-1.42%	0
2016	9.269498	9.167303	-1.10%	0
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.533198	35.666662	16.81%	0
2019	24.825731	30.533198	22.99%	0
2018	26.957164	24.825731	-7.91%	0
2017	23.296389	26.957164	15.71%	0
2016	21.702914	23.296389	7.34%	0
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.279455	11.621969	3.04%	1,421
2019	10.111677	11.279455	11.55%	1,421
2018	11.059764	10.111677	-8.57%	1,421
2017	10.267854	11.059764	7.71%	1,421
2016	9.931343	10.267854	3.39%	1,421
2015	10.674288	9.931343	-6.96%	1,421
2014	10.639360	10.674288	0.33%	1,219
2013	10.133230	10.639360	4.99%	1,219
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.048631	12.342455	2.44%	0
2019	10.572863	12.048631	13.96%	0
2018	11.905038	10.572863	-11.19%	0
2017	10.384287	11.905038	14.64%	0
2016	10.107364	10.384287	2.74%	0
2015	11.416062	10.107364	-11.46%	0
2014	11.582445	11.416062	-1.44%	0
2013	10.251832	11.582445	12.98%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.032455	12.405845	3.10%	0
2019	10.627735	12.032455	13.22%	0
2018	11.776136	10.627735	-9.75%	0
2017	10.608109	11.776136	11.01%	0
2016	10.257593	10.608109	3.42%	0
2015	11.249753	10.257593	-8.82%	0
2014	11.233926	11.249753	0.14%	0
2013	10.269462	11.233926	9.39%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.075268	11.676248	5.43%	0
2019	10.144630	11.075268	9.17%	0
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.618370	11.056746	4.13%	0
2019	9.479379	10.618370	12.02%	0
2018	10.195769	9.479379	-7.03%	0
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	221
2014	9.092908	9.008555	-0.93%	121
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.853617	11.734611	8.12%	0
2019	10.390363	10.853617	4.46%	0
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.421349	10.475870	0.52%	0
2019	10.263946	10.421349	1.53%	0
2018	10.482050	10.263946	-2.08%	0
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	177
2014	11.107934	10.933666	-1.57%	104
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.982935	9.962089	-0.21%	0
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.693682	11.339036	6.03%	602
2019	10.111502	10.693682	5.76%	602
2018	10.417010	10.111502	-2.93%	602
2017	10.171590	10.417010	2.41%	602
2016	10.148203	10.171590	0.23%	602
2015	10.352363	10.148203	-1.97%	2,999
2014	10.172145	10.352363	1.77%	2,999
2013	10.629848	10.172145	-4.31%	2,999
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.590861	23.839240	35.52%	0
2019	13.167006	17.590861	33.60%	0
2018	13.165444	13.167006	0.01%	0
2017	10.293334	13.165444	27.90%	0
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.226115	19.960709	9.52%	0
2019	14.905854	18.226115	22.27%	0
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.412754	34.13%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.742991	13.172251	3.37%	0
2019	10.001872	12.742991	27.41%	0
2018	11.188482	10.001872	-10.61%	0
2017*	10.000000	11.188482	11.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.238829	50.820275	26.30%	955
2019	32.019027	40.238829	25.67%	996
2018	32.498694	32.019027	-1.48%	1,030
2017	26.126936	32.498694	24.39%	1,404
2016	29.949762	26.126936	-12.76%	1,390
2015	27.255890	29.949762	9.88%	1,037
2014	21.259170	27.255890	28.21%	1,069
2013	14.456733	21.259170	47.05%	1,235
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.391273	6.258978	16.09%	0
2019	4.946998	5.391273	8.98%	0
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.541728	6.449041	16.37%	0
2019	5.070375	5.541728	9.30%	0
2018	7.236963	5.070375	-29.94%	0
2017	7.534776	7.236963	-3.95%	0
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.721280	10.312280	-3.81%	0
2019*	10.000000	10.721280	7.21%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.930339	49.223568	54.16%	0
2019	26.181419	31.930339	21.96%	0
2018	26.455146	26.181419	-1.03%	0
2017	21.513078	26.455146	22.97%	0
2016	20.435059	21.513078	5.28%	0
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.399526	12.696678	2.40%	0
2019	11.018585	12.399526	12.53%	0
2018	12.180233	11.018585	-9.54%	0
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.316921	30.336419	0.06%	0
2019	25.116156	30.316921	20.71%	0
2018	27.321003	25.116156	-8.07%	0
2017	23.589414	27.321003	15.82%	0
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.672196	8.655618	-0.19%	0
2019	7.604178	8.672196	14.05%	0
2018*	10.000000	7.604178	-23.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.499332	37.736078	0.63%	73
2019	32.027488	37.499332	17.08%	74
2018	38.726386	32.027488	-17.30%	72
2017	35.140028	38.726386	10.21%	74
2016	28.834421	35.140028	21.87%	76
2015	31.311360	28.834421	-7.91%	85
2014	29.431927	31.311360	6.39%	86
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.174796	13.024655	6.98%	0
2019	11.448571	12.174796	6.34%	0
2018	12.065735	11.448571	-5.12%	0
2017	11.917699	12.065735	1.24%	0
2016	11.690790	11.917699	1.94%	0
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	0
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.810700	31.354447	8.83%	0
2019	23.841928	28.810700	20.84%	0
2018	26.311827	23.841928	-9.39%	0
2017	22.397010	26.311827	17.48%	0
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.698866	28.335431	-1.27%	0
2019	22.783670	28.698866	25.96%	0
2018	26.810530	22.783670	-15.02%	0
2017	24.629401	26.810530	8.86%	0
2016	20.551514	24.629401	19.84%	0
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	0
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.400682	29.932697	-1.54%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.509735	15.002215	3.39%	0
2019	12.593827	14.509735	15.21%	0
2018	13.562605	12.593827	-7.14%	0
2017	12.097076	13.562605	12.11%	0
2016	11.547392	12.097076	4.76%	0
2015	11.953377	11.547392	-3.40%	0
2014	11.895064	11.953377	0.49%	0
2013	10.102259	11.895064	17.75%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.216622	11.721090	4.50%	0
2019	10.000270	11.216622	12.16%	0
2018	10.546915	10.000270	-5.18%	0
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.132856	10.740057	5.99%	0
2019	9.507080	10.132856	6.58%	0
2018	9.807899	9.507080	-3.07%	0
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.068469	14.228302	1.14%	0
2019	11.303041	14.068469	24.47%	0
2018	12.503995	11.303041	-9.60%	0
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.300594	19.214010	17.87%	0
2019	14.175846	16.300594	14.99%	0
2018	15.709589	14.175846	-9.76%	0
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.533280	13.198932	5.31%	0
2019	10.708681	12.533280	17.04%	0
2018	13.008454	10.708681	-17.68%	0
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	42.141513	45.528744	8.04%	0
2019	35.311824	42.141513	19.34%	0
2018	39.733014	35.311824	-11.13%	0
2017	36.196786	39.733014	9.77%	0
2016	29.480674	36.196786	22.78%	0
2015	30.910301	29.480674	-4.63%	0
2014	30.112007	30.910301	2.65%	0
2013	21.913938	30.112007	37.41%	0
2012	19.390134	21.913938	13.02%	0
2011	19.744723	19.390134	-1.80%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.730481	38.772301	14.95%	97
2019	26.399642	33.730481	27.77%	106
2018	28.418282	26.399642	-7.10%	110
2017	24.007451	28.418282	18.37%	112
2016	22.059658	24.007451	8.83%	113
2015	22.396047	22.059658	-1.50%	118
2014	20.277739	22.396047	10.45%	122
2013	15.766615	20.277739	28.61%	125
2012	13.983105	15.766615	12.75%	129
2011	14.090582	13.983105	-0.76%	132

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.109902	36.276851	20.48%	0
2019	22.708748	30.109902	32.59%	0
2018	25.036797	22.708748	-9.30%	0
2017	20.185390	25.036797	24.03%	0
2016	19.203803	20.185390	5.11%	0
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.191878	25.912952	16.77%	0
2019	18.705810	22.191878	18.64%	0
2018	23.737238	18.705810	-21.20%	0
2017	19.543698	23.737238	21.46%	0
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.809571	11.221272	3.81%	0
2019	9.500005	10.809571	13.78%	0
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.169896	15.446153	-4.48%	0
2019	12.965100	16.169896	24.72%	0
2018	15.988075	12.965100	-18.91%	0
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.409213	10.367809	-0.40%	0
2019	9.955020	10.409213	4.56%	0
2018	10.204689	9.955020	-2.45%	0
2017	10.101833	10.204689	1.02%	0
2016	9.494878	10.101833	6.39%	0
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.560244	10.384936	-1.66%	0
2019	9.018324	10.560244	17.10%	0
2018*	10.000000	9.018324	-9.82%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.850876	13.535263	5.33%	0
2019	12.054769	12.850876	6.60%	0
2018	12.443992	12.054769	-3.13%	0
2017	12.282113	12.443992	1.32%	0
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.327527	13.198925	27.80%	0
2019	8.186190	10.327527	26.16%	0
2018*	10.000000	8.186190	-18.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.201598	17.757501	9.60%	0
2019	14.333884	16.201598	13.03%	0
2018	15.334312	14.333884	-6.52%	0
2017	13.920793	15.334312	10.15%	0
2016	13.546358	13.920793	2.76%	0
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.700062	19.828655	12.03%	0
2019	15.120218	17.700062	17.06%	0
2018	16.488372	15.120218	-8.30%	0
2017	14.522513	16.488372	13.54%	0
2016	14.055425	14.522513	3.32%	0
2015	14.460079	14.055425	-2.80%	0
2014	14.157491	14.460079	2.14%	0
2013	12.537828	14.157491	12.92%	0
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.525289	22.239848	13.90%	0
2019	16.110487	19.525289	21.20%	0
2018	17.945950	16.110487	-10.23%	0
2017	15.225639	17.945950	17.87%	0
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	0
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.286638	15.845394	19.26%	0
2019	10.962656	13.286638	21.20%	0
2018	11.749807	10.962656	-6.70%	0
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.460211	48.911758	27.17%	0
2019	30.002377	38.460211	28.19%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.864986	7.776039	-34.46%	714
2019	11.063544	11.864986	7.24%	477
2018	15.062027	11.063544	-26.55%	399
2017	15.863755	15.062027	-5.05%	391
2016	12.167618	15.863755	30.38%	352
2015	15.723578	12.167618	-22.62%	364
2014	18.458904	15.723578	-14.82%	298
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.301443	28.376867	3.94%	0
2019	21.995894	27.301443	24.12%	0
2018	24.631280	21.995894	-10.70%	0
2017	22.389871	24.631280	10.01%	0
2016	19.477762	22.389871	14.95%	0
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.298193	15.022454	5.07%	0
2019	11.290991	14.298193	26.63%	0
2018	12.735000	11.290991	-11.34%	0
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.462677	53.916564	40.18%	0
2019	29.399278	38.462677	30.83%	0
2018	30.241666	29.399278	-2.79%	0
2017	22.969678	30.241666	31.66%	0
2016	23.392298	22.969678	-1.81%	0
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	0
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.181674	14.051471	6.60%	0
2019	12.338507	13.181674	6.83%	0
2018	12.737353	12.338507	-3.13%	0
2017	12.542341	12.737353	1.55%	0
2016	12.292872	12.542341	2.03%	0
2015	12.696625	12.292872	-3.18%	0
2014	12.310580	12.696625	3.14%	0
2013	12.873058	12.310580	-4.37%	0
2012	12.484039	12.873058	3.12%	0
2011	11.943367	12.484039	4.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.258352	47.487423	15.10%	117
2019	34.302495	41.258352	20.28%	135
2018	41.222798	34.302495	-16.79%	135
2017	35.019712	41.222798	17.71%	138
2016	32.039923	35.019712	9.30%	150
2015	33.354349	32.039923	-3.94%	156
2014	32.214059	33.354349	3.54%	160
2013	24.279764	32.214059	32.68%	0
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.315402	27.384753	12.62%	140
2019	19.529649	24.315402	24.51%	145
2018	23.548243	19.529649	-17.07%	132
2017	18.550242	23.548243	26.94%	139
2016	20.051855	18.550242	-7.49%	131
2015	19.879191	20.051855	0.87%	126
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.982193	11.816063	-8.98%	0
2019	10.813069	12.982193	20.06%	0
2018	11.839076	10.813069	-8.67%	0
2017	11.682536	11.839076	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	34.777879	36.684154	5.48%	0
2019	26.558462	34.777879	30.95%	0
2018	32.970952	26.558462	-19.45%	0
2017	28.350989	32.970952	16.30%	0
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.476356	14.705063	9.12%	0
2019	11.514029	13.476356	17.04%	0
2018	13.052139	11.514029	-11.78%	0
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.037877	15.769585	-1.67%	0
2019	14.151254	16.037877	13.33%	0
2018	15.145641	14.151254	-6.57%	0
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.401496	37.825454	13.24%	0
2019	26.468105	33.401496	26.20%	0
2018	28.558156	26.468105	-7.32%	0
2017	24.256411	28.558156	17.73%	0
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	38.190962	39.228568	2.72%	0
2019	30.954126	38.190962	23.38%	0
2018	36.389366	30.954126	-14.94%	0
2017	33.675477	36.389366	8.06%	0
2016	26.487400	33.675477	27.14%	0
2015	29.288555	26.487400	-9.56%	0
2014	29.823297	29.288555	-1.79%	0
2013	22.417039	29.823297	33.04%	0
2012	19.391936	22.417039	15.60%	0
2011	20.633627	19.391936	-6.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.653577	13.335133	14.43%	0
2019	9.419335	11.653577	23.72%	0
2018	11.457143	9.419335	-17.79%	0
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.455086	18.777815	-3.48%	0
2019	17.704990	19.455086	9.88%	0
2018	21.445289	17.704990	-17.44%	0
2017	18.818404	21.445289	13.96%	0
2016	17.979933	18.818404	4.66%	0
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.927458	8.257214	-7.51%	0
2019	8.961914	8.927458	-0.38%	0
2018	9.004325	8.961914	-0.47%	0
2017	9.046217	9.004325	-0.46%	0
2016	8.998871	9.046217	0.53%	0
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.074929	12.276211	1.67%	0
2019	11.046882	12.074929	9.31%	0
2018	11.827064	11.046882	-6.60%	0
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.923804	10.341751	4.21%	0
2019	9.338745	9.923804	6.26%	0
2018*	10.000000	9.338745	-6.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.351195	9.806084	4.86%	0
2019	9.119071	9.351195	2.55%	0
2018	9.839052	9.119071	-7.32%	0
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.821738	30.258573	38.66%	0
2019	16.380076	21.821738	33.22%	0
2018	17.455718	16.380076	-6.16%	0
2017	14.071318	17.455718	24.05%	0
2016	14.124138	14.071318	-0.37%	0
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.558002	45.58%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.418609	47.771761	24.35%	0
2019	29.929077	38.418609	28.37%	0
2018	35.394351	29.929077	-15.44%	0
2017	26.586891	35.394351	33.13%	0
2016	27.267817	26.586891	-2.50%	0
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.162310	10.220365	0.57%	0
2019	9.408893	10.162310	8.01%	0
2018	10.094844	9.408893	-6.80%	0
2017	9.748619	10.094844	3.55%	0
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.518256	33.881867	11.02%	217
2019	23.723332	30.518256	28.64%	232
2018	26.438474	23.723332	-10.27%	241
2017	23.211359	26.438474	13.90%	231
2016	21.355502	23.211359	8.69%	234
2015	21.210464	21.355502	0.68%	247
2014	19.674607	21.210464	7.81%	254
2013	15.328684	19.674607	28.35%	264
2012	13.462369	15.328684	13.86%	261
2011	13.829177	13.462369	-2.65%	276

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.378632	16.359713	6.38%	0
2019	12.595195	15.378632	22.10%	0
2018	14.592861	12.595195	-13.69%	0
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.545062	47.366767	16.82%	0
2019	32.918036	40.545062	23.17%	0
2018	37.686781	32.918036	-12.65%	0
2017	33.878386	37.686781	11.24%	0
2016	29.481288	33.878386	14.91%	0
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.397422	12.289554	18.20%	0
2019	8.321559	10.397422	24.95%	0
2018	10.594520	8.321559	-21.45%	0
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.087859	17.890025	11.20%	0
2019	13.528680	16.087859	18.92%	0
2018	14.653160	13.528680	-7.67%	0
2017	12.686495	14.653160	15.50%	0
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.912836	13.369449	3.54%	0
2019	11.892449	12.912836	8.58%	0
2018	12.443400	11.892449	-4.43%	0
2017	11.944283	12.443400	4.18%	0
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.749392	30.191070	45.50%	0
2019	15.404156	20.749392	34.70%	0
2018	15.786241	15.404156	-2.42%	0
2017	12.738700	15.786241	23.92%	0
2016	12.292652	12.738700	3.63%	0
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.661736	31.914878	11.35%	0
2019	24.004724	28.661736	19.40%	0
2018	24.480086	24.004724	-1.94%	0
2017	21.219236	24.480086	15.37%	0
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.068550	10.839898	7.66%	0
2019	9.435447	10.068550	6.71%	0
2018	9.789729	9.435447	-3.62%	0
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	48.976416	66.495199	35.77%	0
2019	36.648948	48.976416	33.64%	0
2018	36.901789	36.648948	-0.69%	0
2017	29.067699	36.901789	26.95%	0
2016	29.198141	29.067699	-0.45%	0
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	0
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.273490	46.031586	47.19%	0
2019	22.114284	31.273490	41.42%	0
2018	22.445539	22.114284	-1.48%	0
2017	15.860237	22.445539	41.52%	0
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.265797	32.023897	13.30%	0
2019	22.844815	28.265797	23.73%	0
2018	27.571396	22.844815	-17.14%	0
2017	21.583837	27.571396	27.74%	0
2016	23.691030	21.583837	-8.89%	0
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.595678	9.250611	-3.60%	0
2019	8.317626	9.595678	15.37%	0
2018	10.460146	8.317626	-20.48%	0
2017	8.379328	10.460146	24.83%	0
2016	7.104093	8.379328	17.95%	0
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.276675	10.780498	4.90%	0
2019	9.707572	10.276675	5.86%	0
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.976080	29.820909	42.17%	0
2019	15.204890	20.976080	37.96%	0
2018	15.845110	15.204890	-4.04%	0
2017	12.843296	15.845110	23.37%	0
2016	12.087924	12.843296	6.25%	0
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.179539	34.450990	0.79%	0
2019	27.027307	34.179539	26.46%	0
2018	30.879819	27.027307	-12.48%	0
2017	26.945906	30.879819	14.60%	0
2016	24.251604	26.945906	11.11%	0
2015	25.069404	24.251604	-3.26%	0
2014	23.295945	25.069404	7.61%	0
2013	17.593622	23.295945	32.41%	0
2012	15.548515	17.593622	13.15%	0
2011	15.996542	15.548515	-2.80%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.780618	12.159085	12.79%	0
2019*	10.000000	10.780618	7.81%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.117063	23.613816	17.38%	0
2019	16.395216	20.117063	22.70%	0
2018	18.600999	16.395216	-11.86%	0
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.718867	19.950212	19.33%	0
2019	12.265763	16.718867	36.31%	0
2018	12.490747	12.265763	-1.80%	0
2017	9.984569	12.490747	25.10%	0
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.227981	32.28%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.538304	35.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.714795	13.353219	5.02%	0
2019	11.771692	12.714795	8.01%	0
2018	12.167360	11.771692	-3.25%	0
2017	11.765779	12.167360	3.41%	0
2016	11.381188	11.765779	3.38%	0
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.647634	23.339065	3.05%	0
2019	20.314159	22.647634	11.49%	0
2018	22.382627	20.314159	-9.24%	0
2017	20.914915	22.382627	7.02%	0
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.316976	10.892286	-3.75%	0
2019	9.063522	11.316976	24.86%	0
2018	10.078005	9.063522	-10.07%	0
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.907401	22.187877	11.46%	0
2019	16.440530	19.907401	21.09%	0
2018	18.141363	16.440530	-9.38%	0
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.067920	17.765961	47.22%	0
2019	9.303282	12.067920	29.72%	0
2018	11.434722	9.303282	-18.64%	0
2017	9.327199	11.434722	22.60%	0
2016	9.793117	9.327199	-4.76%	0
2015	10.094925	9.793117	-2.99%	0
2014	10.479595	10.094925	-3.67%	0
2013	8.863522	10.479595	18.23%	0
2012	7.857747	8.863522	12.80%	0
2011	8.903358	7.857747	-11.74%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.380202	19.007991	9.37%	0
2019	14.735895	17.380202	17.94%	0
2018	15.883432	14.735895	-7.22%	0
2017	14.046172	15.883432	13.08%	0
2016	13.195661	14.046172	6.45%	0
2015	13.381539	13.195661	-1.39%	0
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.866367	11.587888	6.64%	0
2019	10.210601	10.866367	6.42%	0
2018	10.571158	10.210601	-3.41%	0
2017	10.488004	10.571158	0.79%	0
2016	10.462399	10.488004	0.24%	0
2015	10.739006	10.462399	-2.58%	0
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.447064	27.211537	26.88%	0
2019	16.295634	21.447064	31.61%	0
2018	18.426401	16.295634	-11.56%	0
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.072594	34.133465	47.94%	0
2019	18.135295	23.072594	27.22%	0
2018	18.697003	18.135295	-3.00%	0
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	144
2015	13.534366	14.065729	3.93%	144
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.560439	20.494588	10.42%	0
2019	15.124940	18.560439	22.71%	0
2018	15.837083	15.124940	-4.50%	0
2017	13.300570	15.837083	19.07%	0
2016	12.260371	13.300570	8.48%	0
2015	12.420477	12.260371	-1.29%	0
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.649679	14.886204	1.61%	1,175
2019	13.742205	14.649679	6.60%	1,204
2018	14.412752	13.742205	-4.65%	1,186
2017	13.879812	14.412752	3.84%	1,151
2016	13.081721	13.879812	6.10%	1,116
2015	13.795289	13.081721	-5.17%	1,149
2014	13.599128	13.795289	1.44%	1,104
2013	14.084791	13.599128	-3.45%	301
2012	12.850405	14.084791	9.61%	294
2011	12.467171	12.850405	3.07%	305
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.707378	33.000173	7.47%	0
2019	24.372744	30.707378	25.99%	0
2018	25.032136	24.372744	-2.63%	0
2017	21.316996	25.032136	17.43%	0
2016	19.637371	21.316996	8.55%	0
2015	19.977756	19.637371	-1.70%	0
2014	18.296521	19.977756	9.19%	0
2013	14.325722	18.296521	27.72%	0
2012	12.886807	14.325722	11.17%	0
2011	13.146590	12.886807	-1.98%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.384873	30.663990	0.92%	115
2019	24.499618	30.384873	24.02%	118
2018	27.115516	24.499618	-9.65%	116
2017	23.592858	27.115516	14.93%	116
2016	20.547997	23.592858	14.82%	124
2015	22.509221	20.547997	-8.71%	117
2014	21.161959	22.509221	6.37%	117
2013	16.016942	21.161959	32.12%	121
2012	13.880964	16.016942	15.39%	131
2011	14.586241	13.880964	-4.84%	126
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.771172	12.048156	11.86%	0
2019	9.596187	10.771172	12.24%	0
2018	10.738109	9.596187	-10.63%	0
2017	9.284282	10.738109	15.66%	0
2016	9.232459	9.284282	0.56%	0
2015*	10.000000	9.232459	-7.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.982983	16.468462	9.91%	0
2019	12.377757	14.982983	21.05%	0
2018	14.203692	12.377757	-12.86%	0
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.446054	14.401104	7.10%	0
2019	11.852028	13.446054	13.45%	0
2018	12.945915	11.852028	-8.45%	0
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	773
2015	11.817255	11.417279	-3.38%	773
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.480587	15.761785	8.85%	0
2019	12.332808	14.480587	17.42%	0
2018	13.753632	12.332808	-10.33%	0
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.776290	12.372734	5.06%	0
2019	10.896905	11.776290	8.07%	0
2018	11.459157	10.896905	-4.91%	0
2017	11.032635	11.459157	3.87%	0
2016	10.799232	11.032635	2.16%	0
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.697787	11.998816	2.57%	0
2019	10.521724	11.697787	11.18%	0
2018	11.589091	10.521724	-9.21%	0
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.169477	12.758081	4.84%	0
2019	10.797809	12.169477	12.70%	0
2018	11.900959	10.797809	-9.27%	0
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	4,781
2013*	10.000000	10.886317	8.86%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.008921	15.142056	8.09%	4,715
2019	12.142776	14.008921	15.37%	4,715
2018	13.385268	12.142776	-9.28%	4,715
2017	12.026417	13.385268	11.30%	4,715
2016	11.537488	12.026417	4.24%	4,715
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.718608	16.134864	9.62%	0
2019	12.331373	14.718608	19.36%	0
2018	13.956212	12.331373	-11.64%	0
2017	12.103932	13.956212	15.30%	0
2016	11.519880	12.103932	5.07%	0
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.974226	13.816601	6.49%	0
2019	11.623997	12.974226	11.62%	0
2018	12.500791	11.623997	-7.01%	0
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.048993	14.429468	2.71%	0
2019	12.790035	14.048993	9.84%	0
2018	15.537464	12.790035	-17.68%	0
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	0
2013	13.301835	15.599475	17.27%	0
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.724475	17.24%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.938620	12.447599	4.26%	0
2019	11.247644	11.938620	6.14%	0
2018	11.599636	11.247644	-3.03%	0
2017	11.401469	11.599636	1.74%	0
2016	11.118568	11.401469	2.54%	0
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	0
2013	11.758689	11.237923	-4.43%	0
2012	11.203987	11.758689	4.95%	0
2011	10.799155	11.203987	3.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.733704	13.558599	6.48%	0
2019	11.898602	12.733704	7.02%	0
2018	12.366291	11.898602	-3.78%	0
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.431857	10.567927	1.30%	0
2019	10.022795	10.431857	4.08%	0
2018*	10.000000	10.022795	0.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.281629	34.516642	10.34%	0
2019	26.115320	31.281629	19.78%	0
2018	32.482649	26.115320	-19.60%	0
2017	23.552658	32.482649	37.92%	0
2016	22.439639	23.552658	4.96%	0
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.357854	22.110491	3.52%	238
2019	19.061890	21.357854	12.04%	259
2018	20.126810	19.061890	-5.29%	262
2017	19.305322	20.126810	4.26%	271
2016	17.317083	19.305322	11.48%	273
2015	18.208675	17.317083	-4.90%	286
2014	18.183144	18.208675	0.14%	283
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.308916	11.714924	3.59%	0
2019	10.897726	11.308916	3.77%	0
2018	11.166794	10.897726	-2.41%	0
2017	11.201314	11.166794	-0.31%	0
2016	11.385682	11.201314	-1.62%	0
2015	11.672401	11.385682	-2.46%	0
2014	11.431002	11.672401	2.11%	0
2013	12.200936	11.431002	-6.31%	0
2012	12.124667	12.200936	0.63%	0
2011	11.575769	12.124667	4.74%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.067617	7.897209	-2.11%	0
2019	8.117162	8.067617	-0.61%	0
2018	8.199563	8.117162	-1.00%	0
2017	8.361104	8.199563	-1.93%	0
2016	8.561118	8.361104	-2.34%	0
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	0
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.264989	9.742546	5.15%	0
2019	7.978865	9.264989	16.12%	0
2018	9.591887	7.978865	-16.82%	0
2017	7.729274	9.591887	24.10%	0
2016	7.864929	7.729274	-1.72%	0
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.227143	10.698560	4.61%	0
2019	8.641135	10.227143	18.35%	0
2018	10.306286	8.641135	-16.16%	0
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.161401	31.024140	10.17%	0
2019	23.307644	28.161401	20.82%	0
2018	26.191071	23.307644	-11.01%	0
2017	22.645880	26.191071	15.65%	0
2016	21.183667	22.645880	6.90%	0
2015	21.912223	21.183667	-3.32%	0
2014	21.373992	21.912223	2.52%	0
2013	17.201230	21.373992	24.26%	0
2012	15.198982	17.201230	13.17%	0
2011	16.200999	15.198982	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.805038	17.953746	6.84%	0
2019	14.920436	16.805038	12.63%	0
2018	16.060412	14.920436	-7.10%	0
2017	14.798571	16.060412	8.53%	0
2016	14.255240	14.798571	3.81%	0
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.471973	22.313666	9.00%	0
2019	17.479148	20.471973	17.12%	0
2018	19.140777	17.479148	-8.68%	0
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.411503	13.975809	4.21%	0
2019	12.538917	13.411503	6.96%	0
2018	13.078211	12.538917	-4.12%	0
2017	12.671945	13.078211	3.21%	0
2016	12.445410	12.671945	1.82%	0
2015	12.711262	12.445410	-2.09%	0
2014	12.529712	12.711262	1.45%	0
2013	12.239845	12.529712	2.37%	0
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.694837	11.940804	2.10%	0
2019	10.598617	11.694837	10.34%	0
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.245733	12.714670	3.83%	0
2019	10.881202	12.245733	12.54%	0
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.801361	22.413848	7.75%	0
2019	18.091533	20.801361	14.98%	0
2018	19.645284	18.091533	-7.91%	0
2017	17.813859	19.645284	10.28%	0
2016	17.025222	17.813859	4.63%	0
2015	17.493517	17.025222	-2.68%	0
2014	17.032048	17.493517	2.71%	0
2013	14.955172	17.032048	13.89%	0
2012	13.821533	14.955172	8.20%	0
2011	14.159159	13.821533	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.162711	27.600785	9.69%	0
2019	21.151259	25.162711	18.97%	0
2018	23.477283	21.151259	-9.91%	0
2017	20.604046	23.477283	13.95%	0
2016	19.448911	20.604046	5.94%	0
2015	20.063431	19.448911	-3.06%	0
2014	19.575898	20.063431	2.49%	0
2013	16.381137	19.575898	19.50%	5,354
2012	14.747040	16.381137	11.08%	5,354
2011	15.429355	14.747040	-4.42%	5,354

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.981728	18.000942	6.00%	0
2019	15.324182	16.981728	10.82%	0
2018	16.303499	15.324182	-6.01%	0
2017	15.286607	16.303499	6.65%	0
2016	14.808900	15.286607	3.23%	0
2015	15.169941	14.808900	-2.38%	0
2014	14.832053	15.169941	2.28%	0
2013	13.746282	14.832053	7.90%	0
2012	13.030269	13.746282	5.49%	0
2011	13.073475	13.030269	-0.33%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.398994	10.878134	4.61%	0
2019*	10.000000	10.398994	3.99%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.697677	12.092676	13.04%	0
2019*	10.000000	10.697677	6.98%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.573674	26.100664	26.86%	151
2019	16.179482	20.573674	27.16%	170
2018	17.145614	16.179482	-5.63%	180
2017	13.517844	17.145614	26.84%	194
2016	13.572150	13.517844	-0.40%	336
2015	13.476994	13.572150	0.71%	339
2014	12.529739	13.476994	7.56%	203
2013	9.545970	12.529739	31.26%	210
2012	8.417595	9.545970	13.40%	204
2011	8.907693	8.417595	-5.50%	208
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.409638	12.977403	4.58%	0
2019	10.681892	12.409638	16.17%	0
2018	11.494532	10.681892	-7.07%	0
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	5,247
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.279535	14.917449	4.47%	0
2019	11.987874	14.279535	19.12%	0
2018	12.602538	11.987874	-4.88%	0
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.903657	40.398650	15.74%	0
2019	26.026872	34.903657	34.11%	0
2018	27.074002	26.026872	-3.87%	0
2017	21.817690	27.074002	24.09%	0
2016	21.622445	21.817690	0.90%	0
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	0
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.926896	26.660372	-0.99%	0
2019	21.766817	26.926896	23.71%	0
2018	24.625927	21.766817	-11.61%	0
2017	23.254589	24.625927	5.90%	0
2016	19.808764	23.254589	17.40%	0
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.765620	17.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.170974	45.476184	10.46%	0
2019	33.554482	41.170974	22.70%	0
2018	38.781896	33.554482	-13.48%	0
2017	34.300051	38.781896	13.07%	0
2016	29.198758	34.300051	17.47%	0
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.163568	19.464247	-3.47%	0
2019	16.672916	20.163568	20.94%	0
2018	19.663404	16.672916	-15.21%	0
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	0
2013	10.727602	14.213101	32.49%	0
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.394205	41.705322	37.21%	56
2019	22.991739	30.394205	32.20%	58
2018	25.656470	22.991739	-10.39%	58
2017	21.077157	25.656470	21.73%	64
2016	19.973474	21.077157	5.53%	67
2015	20.346447	19.973474	-1.83%	61
2014	20.320369	20.346447	0.13%	66
2013	14.455687	20.320369	40.57%	70
2012	13.090457	14.455687	10.43%	68
2011	13.521315	13.090457	-3.19%	65
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	34.216781	35.067044	2.48%	61
2019	29.522174	34.216781	15.90%	48
2018	36.484414	29.522174	-19.08%	44
2017	34.352879	36.484414	6.20%	42
2016	28.004102	34.352879	22.67%	45
2015	30.602906	28.004102	-8.49%	43
2014	29.353539	30.602906	4.26%	43
2013	21.467340	29.353539	36.74%	46
2012	18.274469	21.467340	17.47%	49
2011	19.792806	18.274469	-7.67%	47
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.611717	42.549362	19.48%	0
2019	29.092592	35.611717	22.41%	0
2018	34.184148	29.092592	-14.89%	0
2017	30.922797	34.184148	10.55%	0
2016	25.839547	30.922797	19.67%	0
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.531385	20.520884	10.74%	0
2019	14.816009	18.531385	25.08%	0
2018	15.974610	14.816009	-7.25%	0
2017	13.111419	15.974610	21.84%	0
2016	11.824575	13.111419	10.88%	0
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.282180	21.340392	10.67%	0
2019	15.665782	19.282180	23.08%	0
2018	17.046499	15.665782	-8.10%	0
2017	14.747317	17.046499	15.59%	0
2016	13.714795	14.747317	7.53%	0
2015	14.103877	13.714795	-2.76%	0
2014	13.069683	14.103877	7.91%	0
2013	9.659900	13.069683	35.30%	0
2012	8.881865	9.659900	8.76%	0
2011	9.402248	8.881865	-5.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.738983	14.493268	-7.91%	355
2019	12.355896	15.738983	27.38%	344
2018	13.190145	12.355896	-6.32%	391
2017	12.724885	13.190145	3.66%	407
2016	12.157584	12.724885	4.67%	417
2015	13.197217	12.157584	-7.88%	426
2014	10.508510	13.197217	25.59%	416
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.321094	22.235123	15.08%	480
2019	15.122307	19.321094	27.77%	582
2018	16.281843	15.122307	-7.12%	631
2017	13.753359	16.281843	18.38%	688
2016	12.642615	13.753359	8.79%	768
2015	12.825940	12.642615	-1.43%	799
2014	11.615578	12.825940	10.42%	827
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.493995	9.533434	0.42%	0
2019	9.340687	9.493995	1.64%	0
2018	9.488896	9.340687	-1.56%	0
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.453018	19.170239	16.52%	0
2019	13.483441	16.453018	22.02%	0
2018	15.576868	13.483441	-13.44%	0
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.552335	32.211557	56.73%	159
2019	15.380878	20.552335	33.62%	169
2018	16.947762	15.380878	-9.25%	179
2017	13.608807	16.947762	24.54%	194
2016	13.139704	13.608807	3.57%	350
2015	13.502645	13.139704	-2.69%	335
2014	13.331728	13.502645	1.28%	199
2013	9.849779	13.331728	35.35%	203
2012	8.798826	9.849779	11.94%	195
2011	9.429899	8.798826	-6.69%	197
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	38.779045	52.905589	36.43%	0
2019	29.975746	38.779045	29.37%	0
2018	32.856292	29.975746	-8.77%	0
2017	27.010041	32.856292	21.64%	0
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.956423	9.048365	1.03%	0
2019	8.845819	8.956423	1.25%	0
2018	8.968322	8.845819	-1.37%	0
2017	9.102431	8.968322	-1.47%	0
2016	9.208617	9.102431	-1.15%	0
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	0
2013	9.751447	9.581015	-1.75%	0
2012	9.547057	9.751447	2.14%	0
2011	9.748031	9.547057	-2.06%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.273771	35.345532	16.75%	0
2019	24.627397	30.273771	22.93%	0
2018	26.755589	24.627397	-7.95%	0
2017	23.133984	26.755589	15.65%	0
2016	21.562613	23.133984	7.29%	0
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.238197	11.573533	2.98%	0
2019	10.079842	11.238197	11.49%	0
2018	11.030627	10.079842	-8.62%	0
2017	10.246028	11.030627	7.66%	0
2016	9.915292	10.246028	3.34%	0
2015	10.662487	9.915292	-7.01%	0
2014	10.633033	10.662487	0.28%	0
2013	10.132391	10.633033	4.94%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	12.004532	12.290996	2.39%	0
2019	10.539561	12.004532	13.90%	0
2018	11.873661	10.539561	-11.24%	0
2017	10.362206	11.873661	14.59%	0
2016	10.091014	10.362206	2.69%	0
2015	11.403437	10.091014	-11.51%	0
2014	11.575564	11.403437	-1.49%	0
2013	10.250986	11.575564	12.92%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.988447	12.354153	3.05%	0
2019	10.594281	11.988447	13.16%	0
2018	11.745120	10.594281	-9.80%	0
2017	10.585560	11.745120	10.95%	0
2016	10.241005	10.585560	3.36%	0
2015	11.237313	10.241005	-8.87%	0
2014	11.227248	11.237313	0.09%	0
2013	10.268613	11.227248	9.34%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.031870	11.624538	5.37%	0
2019	10.110049	11.031870	9.12%	0
2018	10.951254	10.110049	-7.68%	0
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.582179	11.013407	4.08%	0
2019	9.451895	10.582179	11.96%	0
2018	10.171437	9.451895	-7.07%	0
2017	9.487633	10.171437	7.21%	0
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.794502	11.664712	8.06%	0
2019	10.339068	10.794502	4.40%	0
2018	11.038932	10.339068	-6.34%	0
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.364531	10.413426	0.47%	0
2019	10.213216	10.364531	1.48%	0
2018	10.435629	10.213216	-2.13%	0
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	0
2013	11.374504	11.081407	-2.58%	0
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.964201	9.938293	-0.26%	0
2019	9.936092	9.964201	0.28%	0
2018	10.033358	9.936092	-0.97%	0
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.646334	11.283064	5.98%	0
2019	10.071888	10.646334	5.70%	0
2018	10.381539	10.071888	-2.98%	0
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.559732	23.784887	35.45%	0
2019	13.150428	17.559732	33.53%	0
2018	13.155640	13.150428	-0.04%	0
2017	10.290913	13.155640	27.84%	0
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.071313	19.781041	9.46%	0
2019	14.786820	18.071313	22.21%	0
2018	18.723736	14.786820	-21.03%	0
2017	15.146787	18.723736	23.62%	0
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.408196	34.08%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.725594	13.147545	3.32%	0
2019	9.993321	12.725594	27.34%	0
2018	11.184674	9.993321	-10.65%	0
2017*	10.000000	11.184674	11.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.040249	50.543610	26.23%	107
2019	31.877336	40.040249	25.61%	146
2018	32.371555	31.877336	-1.53%	152
2017	26.038013	32.371555	24.32%	172
2016	29.863075	26.038013	-12.81%	368
2015	27.190916	29.863075	9.83%	359
2014	21.219341	27.190916	28.14%	203
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.370121	6.231231	16.04%	0
2019	4.930111	5.370121	8.92%	0
2018	7.054669	4.930111	-30.12%	0
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.520010	6.420486	16.31%	0
2019	5.053084	5.520010	9.24%	0
2018	7.216004	5.053084	-29.97%	0
2017	7.516795	7.216004	-4.00%	0
2016	5.356019	7.516795	40.34%	0
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.717610	10.303474	-3.86%	0
2019*	10.000000	10.717610	7.18%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.683932	48.818757	54.08%	59
2019	25.992683	31.683932	21.90%	89
2018	26.277973	25.992683	-1.09%	90
2017	21.379900	26.277973	22.91%	106
2016	20.318927	21.379900	5.22%	118
2015	21.425621	20.318927	-5.17%	125
2014	22.361276	21.425621	-4.18%	123
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.350949	12.640456	2.34%	0
2019	10.981045	12.350949	12.48%	0
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.056084	30.060017	0.01%	0
2019	24.912805	30.056084	20.65%	0
2018	27.113769	24.912805	-8.12%	0
2017	23.422429	27.113769	15.76%	0
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.664797	8.643792	-0.24%	0
2019	7.601575	8.664797	13.99%	0
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.176569	37.392117	0.58%	0
2019	31.768082	37.176569	17.02%	0
2018	38.432531	31.768082	-17.34%	0
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.069273	12.905169	6.93%	0
2019	11.355144	12.069273	6.29%	0
2018	11.973439	11.355144	-5.16%	0
2017	11.832578	11.973439	1.19%	0
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.562778	31.068722	8.77%	0
2019	23.648867	28.562778	20.78%	0
2018	26.112219	23.648867	-9.43%	0
2017	22.238439	26.112219	17.42%	0
2016	20.126980	22.238439	10.49%	0
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.484072	28.108946	-1.32%	0
2019	22.624727	28.484072	25.90%	0
2018	26.637214	22.624727	-15.06%	0
2017	24.482681	26.637214	8.80%	0
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.139265	29.660102	-1.59%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.456584	14.939604	3.34%	0
2019	12.554119	14.456584	15.15%	0
2018	13.526803	12.554119	-7.19%	0
2017	12.071299	13.526803	12.06%	0
2016	11.528682	12.071299	4.71%	0
2015	11.940132	11.528682	-3.45%	0
2014	11.887977	11.940132	0.44%	0
2013	10.101424	11.887977	17.69%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.189846	11.687126	4.44%	0
2019	9.981512	11.189846	12.11%	0
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.108654	10.708921	5.94%	0
2019	9.489238	10.108654	6.53%	0
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.034897	14.187084	1.08%	0
2019	11.281850	14.034897	24.40%	0
2018	12.486972	11.281850	-9.65%	0
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.211786	19.099538	17.81%	0
2019	14.105839	16.211786	14.93%	0
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.496923	13.153912	5.26%	0
2019	10.683094	12.496923	16.98%	0
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.778828	45.113789	7.98%	0
2019	35.025853	41.778828	19.28%	0
2018	39.431559	35.025853	-11.17%	0
2017	35.940507	39.431559	9.71%	0
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.440223	38.418976	14.89%	0
2019	26.185885	33.440223	27.70%	0
2018	28.202711	26.185885	-7.15%	0
2017	23.837502	28.202711	18.31%	0
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.850882	35.946364	20.42%	0
2019	22.524927	29.850882	32.52%	0
2018	24.846941	22.524927	-9.35%	0
2017	20.042541	24.846941	23.97%	0
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.000820	25.676703	16.71%	0
2019	18.554264	22.000820	18.58%	0
2018	23.557070	18.554264	-21.24%	0
2017	19.405268	23.557070	21.40%	0
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.794799	11.200207	3.76%	0
2019	9.491887	10.794799	13.73%	0
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.114787	15.385609	-4.52%	0
2019	12.927526	16.114787	24.65%	0
2018	15.949954	12.927526	-18.95%	0
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.373704	10.327151	-0.45%	0
2019	9.926139	10.373704	4.51%	0
2018	10.180320	9.926139	-2.50%	0
2017	10.082870	10.180320	0.97%	0
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.552824	10.372334	-1.71%	0
2019	9.016604	10.552824	17.04%	0
2018*	10.000000	9.016604	-9.83%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.740306	13.411937	5.27%	0
2019	11.957164	12.740306	6.55%	0
2018	12.349584	11.957164	-3.18%	0
2017	12.195170	12.349584	1.27%	0
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.318716	13.180917	27.74%	0
2019	8.183386	10.318716	26.09%	0
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.080336	17.615559	9.55%	0
2019	14.233876	16.080336	12.97%	0
2018	15.235160	14.233876	-6.57%	0
2017	13.837849	15.235160	10.10%	0
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.567621	19.670215	11.97%	0
2019	15.014759	17.567621	17.00%	0
2018	16.381811	15.014759	-8.34%	0
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.379144	22.062084	13.84%	0
2019	15.998091	19.379144	21.13%	0
2018	17.829944	15.998091	-10.27%	0
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.261727	15.807600	19.20%	0
2019	10.947707	13.261727	21.14%	0
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.129303	48.466117	27.11%	0
2019	29.759471	38.129303	28.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.776137	7.713837	-34.50%	0
2019	10.986323	11.776137	7.19%	0
2018	14.964617	10.986323	-26.58%	0
2017	15.769212	14.964617	-5.10%	0
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.066449	28.118206	3.89%	0
2019	21.817738	27.066449	24.06%	0
2018	24.444362	21.817738	-10.75%	0
2017	22.231306	24.444362	9.95%	0
2016	19.349692	22.231306	14.89%	0
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.271397	14.986636	5.01%	0
2019	11.275601	14.271397	26.57%	0
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.131745	53.425316	40.11%	0
2019	29.161253	38.131745	30.76%	0
2018	30.012283	29.161253	-2.84%	0
2017	22.807092	30.012283	31.59%	0
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.068198	13.923376	6.54%	0
2019	12.238561	13.068198	6.78%	0
2018	12.640686	12.238561	-3.18%	0
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.903303	47.054649	15.04%	0
2019	34.024723	40.903303	20.22%	0
2018	40.910077	34.024723	-16.83%	0
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
2011	24.831608	21.606248	-12.99%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.106140	27.135197	12.57%	0
2019	19.371481	24.106140	24.44%	0
2018	23.369573	19.371481	-17.11%	0
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.937990	11.769784	-9.03%	0
2019	10.781768	12.937990	20.00%	0
2018	11.810897	10.781768	-8.71%	0
2017	11.660673	11.810897	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	34.478591	36.349835	5.43%	0
2019	26.343390	34.478591	30.88%	0
2018	32.720802	26.343390	-19.49%	0
2017	28.150255	32.720802	16.24%	0
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.396065	14.609970	9.06%	0
2019	11.451289	13.396065	16.98%	0
2018	12.987705	11.451289	-11.83%	0
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.926005	15.651569	-1.72%	0
2019	14.059739	15.926005	13.27%	0
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.114090	37.480791	13.19%	0
2019	26.253799	33.114090	26.13%	0
2018	28.341528	26.253799	-7.37%	0
2017	24.084700	28.341528	17.67%	0
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.862219	38.870973	2.66%	0
2019	30.703404	37.862219	23.32%	0
2018	36.113240	30.703404	-14.98%	0
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.619804	13.289686	14.37%	0
2019	9.396839	11.619804	23.66%	0
2018	11.435661	9.396839	-17.83%	0
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.287627	18.606645	-3.53%	0
2019	17.561592	19.287627	9.83%	0
2018	21.282571	17.561592	-17.48%	0
2017	18.685154	21.282571	13.90%	0
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.897029	8.224859	-7.55%	0
2019	8.935931	8.897029	-0.44%	0
2018	8.982849	8.935931	-0.52%	0
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.027592	12.221829	1.61%	0
2019	11.009209	12.027592	9.25%	0
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.915323	10.327623	4.16%	0
2019	9.335544	9.915323	6.21%	0
2018*	10.000000	9.335544	-6.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.319284	9.767611	4.81%	0
2019	9.092610	9.319284	2.49%	0
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.736099	30.124400	38.59%	0
2019	16.324150	21.736099	33.15%	0
2018	17.405083	16.324150	-6.21%	0
2017	14.037661	17.405083	23.99%	0
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.553019	45.53%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.088068	47.336495	24.28%	0
2019	29.686771	38.088068	28.30%	0
2018	35.125895	29.686771	-15.48%	0
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.124994	10.177621	0.52%	0
2019	9.379154	10.124994	7.95%	0
2018	10.068137	9.379154	-6.84%	0
2017	9.727787	10.068137	3.50%	0
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.255629	33.573097	10.96%	0
2019	23.531229	30.255629	28.58%	0
2018	26.237902	23.531229	-10.32%	0
2017	23.047037	26.237902	13.85%	0
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.318405	16.287300	6.33%	0
2019	12.552295	15.318405	22.04%	0
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.196170	46.935140	16.77%	0
2019	32.651488	40.196170	23.11%	0
2018	37.400893	32.651488	-12.70%	0
2017	33.638557	37.400893	11.18%	0
2016	29.287533	33.638557	14.86%	0
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.367290	12.247674	18.14%	0
2019	8.301684	10.367290	24.88%	0
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.000184	17.783415	11.15%	0
2019	13.461834	16.000184	18.86%	0
2018	14.588273	13.461834	-7.72%	0
2017	12.636756	14.588273	15.44%	0
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.862243	13.310254	3.48%	0
2019	11.851924	12.862243	8.52%	0
2018	12.407389	11.851924	-4.48%	0
2017	11.915788	12.407389	4.13%	0
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.668080	30.057384	45.43%	0
2019	15.351650	20.668080	34.63%	0
2018	15.740542	15.351650	-2.47%	0
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.415085	31.624052	11.29%	0
2019	23.810341	28.415085	19.34%	0
2018	24.294375	23.810341	-1.99%	0
2017	21.069013	24.294375	15.31%	0
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.044509	10.808480	7.61%	0
2019	9.417744	10.044509	6.66%	0
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	48.554879	65.889161	35.70%	0
2019	36.352114	48.554879	33.57%	0
2018	36.621773	36.352114	-0.74%	0
2017	28.861855	36.621773	26.89%	0
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.150825	45.827574	47.12%	0
2019	22.038818	31.150825	41.35%	0
2018	22.380473	22.038818	-1.53%	0
2017	15.822328	22.380473	41.45%	0
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.022523	31.732030	13.24%	0
2019	22.659795	28.022523	23.67%	0
2018	27.362211	22.659795	-17.19%	0
2017	21.431005	27.362211	27.68%	0
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.562945	9.214336	-3.65%	0
2019	8.293494	9.562945	15.31%	0
2018	10.435184	8.293494	-20.52%	0
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.257419	10.754789	4.85%	0
2019	9.694347	10.257419	5.81%	0
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.893937	29.688935	42.09%	0
2019	15.153105	20.893937	37.89%	0
2018	15.799294	15.153105	-4.09%	0
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.885417	34.137049	0.74%	0
2019	26.808459	33.885417	26.40%	0
2018	30.645586	26.808459	-12.52%	0
2017	26.755169	30.645586	14.54%	0
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	0
2012	15.478018	17.504873	13.10%	0
2011	15.932162	15.478018	-2.85%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.776929	12.148719	12.73%	0
2019*	10.000000	10.776929	7.77%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.017807	23.485283	17.32%	0
2019	16.322682	20.017807	22.64%	0
2018	18.528251	16.322682	-11.90%	0
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.678110	19.891387	19.27%	0
2019	12.242136	16.678110	36.24%	0
2018	12.473108	12.242136	-1.85%	0
2017	9.975555	12.473108	25.04%	0
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.223483	32.23%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.533694	35.34%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.606746	13.232963	4.97%	0
2019	11.677640	12.606746	7.96%	0
2018	12.076364	11.677640	-3.30%	0
2017	11.683751	12.076364	3.36%	0
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.451347	23.124933	3.00%	0
2019	20.148407	22.451347	11.43%	0
2018	22.211445	20.148407	-9.29%	0
2017	20.765554	22.211445	6.96%	0
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.289936	10.860690	-3.80%	0
2019	9.046497	11.289936	24.80%	0
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.814154	22.072640	11.40%	0
2019	16.371910	19.814154	21.03%	0
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.996014	17.651071	47.14%	0
2019	9.252580	11.996014	29.65%	0
2018	11.378269	9.252580	-18.68%	0
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.258918	18.865664	9.31%	0
2019	14.640558	17.258918	17.88%	0
2018	15.788806	14.640558	-7.27%	0
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	0
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.790584	11.501178	6.59%	0
2019	10.144582	10.790584	6.37%	0
2018	10.508215	10.144582	-3.46%	0
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.297450	27.007882	26.81%	0
2019	16.190246	21.297450	31.54%	0
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.911706	33.878124	47.86%	0
2019	18.018053	22.911706	27.16%	0
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.440339	20.351544	10.36%	0
2019	15.034759	18.440339	22.65%	0
2018	15.750785	15.034759	-4.55%	0
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.523584	14.750510	1.56%	0
2019	13.630899	14.523584	6.55%	0
2018	14.303388	13.630899	-4.70%	0
2017	13.781530	14.303388	3.79%	0
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
2011	12.416988	12.792147	3.02%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.443160	32.699473	7.41%	0
2019	24.175411	30.443160	25.93%	0
2018	24.842259	24.175411	-2.68%	0
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.123226	30.384364	0.87%	0
2019	24.301097	30.123226	23.96%	0
2018	26.909658	24.301097	-9.69%	0
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	0
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.746573	12.014487	11.80%	0
2019	9.579179	10.746573	12.19%	0
2018	10.724595	9.579179	-10.68%	0
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
2015*	10.000000	9.230239	-7.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.893723	16.361966	9.86%	0
2019	12.310321	14.893723	20.99%	0
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.365953	14.307982	7.05%	0
2019	11.787457	13.365953	13.39%	0
2018	12.882008	11.787457	-8.50%	0
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.394292	15.659831	8.79%	0
2019	12.265597	14.394292	17.36%	0
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.706162	12.292759	5.01%	0
2019	10.837557	11.706162	8.01%	0
2018	11.402618	10.837557	-4.96%	0
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.657895	11.951769	2.52%	0
2019	10.491214	11.657895	11.12%	0
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.127973	12.708062	4.78%	0
2019	10.766495	12.127973	12.65%	0
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.925433	15.044115	8.03%	0
2019	12.076584	13.925433	15.31%	0
2018	13.319164	12.076584	-9.33%	0
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.630898	16.030509	9.57%	0
2019	12.264166	14.630898	19.30%	0
2018	13.887308	12.264166	-11.69%	0
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.896907	13.727233	6.44%	0
2019	11.560655	12.896907	11.56%	0
2018	12.439080	11.560655	-7.06%	0
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.972401	14.343440	2.66%	0
2019	12.726826	13.972401	9.79%	0
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.723227	17.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.867527	12.367140	4.21%	0
2019	11.186392	11.867527	6.09%	0
2018	11.542402	11.186392	-3.08%	0
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.657882	13.470965	6.42%	0
2019	11.833806	12.657882	6.96%	0
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.422937	10.553480	1.25%	0
2019	10.019360	10.422937	4.03%	0
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.012431	34.202073	10.29%	0
2019	25.903840	31.012431	19.72%	0
2018	32.236248	25.903840	-19.64%	0
2017	23.385917	32.236248	37.84%	0
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.174005	21.908928	3.47%	0
2019	18.907496	21.174005	11.99%	0
2018	19.974080	18.907496	-5.34%	0
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.211610	11.608178	3.54%	0
2019	10.809488	11.211610	3.72%	0
2018	11.082093	10.809488	-2.46%	0
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.998025	7.825080	-2.16%	0
2019	8.051268	7.998025	-0.66%	0
2018	8.137179	8.051268	-1.06%	0
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	0
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.209754	9.679499	5.10%	0
2019	7.935354	9.209754	16.06%	0
2018	9.544483	7.935354	-16.86%	0
2017	7.695009	9.544483	24.03%	0
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.155805	10.618507	4.56%	0
2019	8.585258	10.155805	18.29%	0
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.918975	30.741333	10.11%	0
2019	23.118833	27.918975	20.76%	0
2018	25.992298	23.118833	-11.06%	0
2017	22.485486	25.992298	15.60%	0
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.713508	17.846819	6.78%	0
2019	14.846773	16.713508	12.57%	0
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.360462	22.180775	8.94%	0
2019	17.392840	20.360462	17.06%	0
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.296039	13.848387	4.15%	0
2019	12.437327	13.296039	6.90%	0
2018	12.978937	12.437327	-4.17%	0
2017	12.582179	12.978937	3.15%	0
2016	12.363567	12.582179	1.77%	0
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.654945	11.893979	2.05%	0
2019	10.567878	11.654945	10.29%	0
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.203968	12.664822	3.78%	0
2019	10.849645	12.203968	12.48%	0
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.622321	22.209554	7.70%	0
2019	17.945015	20.622321	14.92%	0
2018	19.496243	17.945015	-7.96%	0
2017	17.687744	19.496243	10.22%	0
2016	16.913328	17.687744	4.58%	0
2015	17.387448	16.913328	-2.73%	0
2014	16.937451	17.387448	2.66%	0
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.946218	27.349306	9.63%	0
2019	20.980007	24.946218	18.90%	0
2018	23.299203	20.980007	-9.95%	0
2017	20.458212	23.299203	13.89%	0
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	2,240
2012	14.680173	16.298507	11.02%	12,063
2011	15.367236	14.680173	-4.47%	12,063

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.835606	17.836922	5.95%	0
2019	15.200104	16.835606	10.76%	0
2018	16.179824	15.200104	-6.06%	0
2017	15.178385	16.179824	6.60%	0
2016	14.711574	15.178385	3.17%	0
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.395429	10.868834	4.55%	0
2019*	10.000000	10.395429	3.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.694015	12.082361	12.98%	0
2019*	10.000000	10.694015	6.94%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.451036	25.931814	26.80%	0
2019	16.091276	20.451036	27.09%	0
2018	17.060927	16.091276	-5.68%	0
2017	13.457945	17.060927	26.77%	0
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.374977	12.934539	4.52%	0
2019	10.657513	12.374977	16.12%	0
2018	11.474207	10.657513	-7.12%	0
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.239609	14.868119	4.41%	0
2019	11.960470	14.239609	19.06%	0
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.713585	40.158097	15.68%	0
2019	25.898398	34.713585	34.04%	0
2018	26.954246	25.898398	-3.92%	0
2017	21.732271	26.954246	24.03%	0
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
2011	13.587105	12.930791	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.780267	26.501617	-1.04%	0
2019	21.659367	26.780267	23.64%	0
2018	24.516991	21.659367	-11.66%	0
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.763796	17.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.816632	45.061683	10.40%	0
2019	33.282739	40.816632	22.64%	0
2018	38.487653	33.282739	-13.52%	0
2017	34.057198	38.487653	13.01%	0
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.043460	19.338402	-3.52%	0
2019	16.582086	20.043460	20.87%	0
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.132603	41.325209	37.14%	0
2019	22.805522	30.132603	32.13%	0
2018	25.461797	22.805522	-10.43%	0
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.922235	34.747381	2.43%	0
2019	29.283036	33.922235	15.84%	0
2018	36.207540	29.283036	-19.12%	0
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.305283	42.161636	19.42%	0
2019	28.857030	35.305283	22.35%	0
2018	33.924849	28.857030	-14.94%	0
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.420955	20.388165	10.68%	0
2019	14.735254	18.420955	25.01%	0
2018	15.895727	14.735254	-7.30%	0
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.167316	21.202398	10.62%	0
2019	15.580429	19.167316	23.02%	0
2018	16.962349	15.580429	-8.15%	0
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	0
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.645232	14.399555	-7.96%	0
2019	12.288584	15.645232	27.32%	0
2018	13.125047	12.288584	-6.37%	0
2017	12.668544	13.125047	3.60%	0
2016	12.109934	12.668544	4.61%	0
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.255262	22.148005	15.02%	0
2019	15.078496	19.255262	27.70%	0
2018	16.243039	15.078496	-7.17%	0
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.437420	9.471781	0.36%	0
2019	9.289784	9.437420	1.59%	0
2018	9.442041	9.289784	-1.61%	0
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.396931	19.095130	16.46%	0
2019	13.444351	16.396931	21.96%	0
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.429823	32.003161	56.65%	0
2019	15.297022	20.429823	33.55%	0
2018	16.864062	15.297022	-9.29%	0
2017	13.548516	16.864062	24.47%	0
2016	13.088175	13.548516	3.52%	0
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	38.442921	52.420180	36.36%	0
2019	29.731142	38.442921	29.30%	0
2018	32.604994	29.731142	-8.81%	0
2017	26.817148	32.604994	21.58%	0
2016	26.377036	26.817148	1.67%	0
2015	26.759528	26.377036	-1.43%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.879333	8.965891	0.97%	0
2019	8.774199	8.879333	1.20%	0
2018	8.900294	8.774199	-1.42%	0
2017	9.037999	8.900294	-1.52%	0
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.016513	35.027230	16.69%	0
2019	24.430627	30.016513	22.86%	0
2018	26.555492	24.430627	-8.00%	0
2017	22.972693	26.555492	15.60%	0
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.197032	11.525243	2.93%	0
2019	10.048069	11.197032	11.43%	0
2018	11.001530	10.048069	-8.67%	0
2017	10.224216	11.001530	7.60%	0
2016	9.899249	10.224216	3.28%	0
2015	10.650696	9.899249	-7.06%	0
2014	10.626717	10.650696	0.23%	0
2013	10.131557	10.626717	4.89%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.960589	12.239726	2.33%	0
2019	10.506353	11.960589	13.84%	0
2018	11.842346	10.506353	-11.28%	0
2017	10.340158	11.842346	14.53%	0
2016	10.074695	10.340158	2.63%	0
2015	11.390830	10.074695	-11.55%	0
2014	11.568686	11.390830	-1.54%	0
2013	10.250138	11.568686	12.86%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.944521	12.302578	3.00%	0
2019	10.560879	11.944521	13.10%	0
2018	11.714127	10.560879	-9.84%	0
2017	10.563031	11.714127	10.90%	0
2016	10.224435	10.563031	3.31%	0
2015	11.224878	10.224435	-8.91%	0
2014	11.220575	11.224878	0.04%	0
2013	10.267771	11.220575	9.28%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.988655	11.573075	5.32%	0
2019	10.075603	10.988655	9.06%	0
2018	10.919571	10.075603	-7.73%	0
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.546066	10.970204	4.02%	0
2019	9.424467	10.546066	11.90%	0
2018	10.147145	9.424467	-7.12%	0
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.735668	11.595206	8.01%	0
2019	10.287980	10.735668	4.35%	0
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.308085	10.351405	0.42%	0
2019	10.162799	10.308085	1.43%	0
2018	10.389455	10.162799	-2.18%	0
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.945475	9.914544	-0.31%	0
2019	9.922504	9.945475	0.23%	0
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.599202	11.227346	5.93%	0
2019	10.032432	10.599202	5.65%	0
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.528651	23.730638	35.38%	0
2019	13.133878	17.528651	33.46%	0
2018	13.145851	13.133878	-0.09%	0
2017	10.288502	13.145851	27.77%	0
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.917621	19.602762	9.40%	0
2019	14.668571	17.917621	22.15%	0
2018	18.583580	14.668571	-21.07%	0
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.403633	34.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.708210	13.122839	3.26%	0
2019	9.984791	12.708210	27.28%	0
2018	11.180890	9.984791	-10.70%	0
2017*	10.000000	11.180890	11.81%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.842683	50.268491	26.17%	0
2019	31.736288	39.842683	25.54%	0
2018	32.244929	31.736288	-1.58%	0
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.349067	6.203624	15.98%	0
2019	4.913293	5.349067	8.87%	0
2018	7.034236	4.913293	-30.15%	0
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.498358	6.392032	16.25%	0
2019	5.035842	5.498358	9.18%	0
2018	7.195088	5.035842	-30.01%	0
2017	7.498832	7.195088	-4.05%	0
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.713939	10.294661	-3.91%	0
2019*	10.000000	10.713939	7.14%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.439414	48.417215	54.00%	0
2019	25.805300	31.439414	21.83%	0
2018	26.101977	25.805300	-1.14%	0
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.302536	12.584468	2.29%	598
2019	10.943605	12.302536	12.42%	598
2018	12.109826	10.943605	-9.63%	598
2017	10.857849	12.109826	11.53%	598
2016	10.767338	10.857849	0.84%	598
2015	11.183179	10.767338	-3.72%	1,954
2014	11.001249	11.183179	1.65%	1,328
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.797269	29.785884	-0.04%	0
2019	24.710932	29.797269	20.58%	0
2018	26.907936	24.710932	-8.16%	0
2017	23.256500	26.907936	15.70%	0
2016	21.462893	23.256500	8.36%	0
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.657386	8.631985	-0.29%	0
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.856458	37.051156	0.53%	842
2019	31.510686	36.856458	16.96%	751
2018	38.140811	31.510686	-17.38%	701
2017	34.644045	38.140811	10.09%	682
2016	28.456479	34.644045	21.74%	664
2015	30.932640	28.456479	-8.01%	721
2014	29.105747	30.932640	6.28%	730
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.964572	12.786663	6.87%	0
2019	11.262408	11.964572	6.23%	0
2018	11.881780	11.262408	-5.21%	57
2017	11.748010	11.881780	1.14%	1,680
2016	11.536116	11.748010	1.84%	1,992
2015	12.125175	11.536116	-4.86%	2,064
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.316811	30.785400	8.72%	0
2019	23.457230	28.316811	20.72%	0
2018	25.913984	23.457230	-9.48%	0
2017	22.080894	25.913984	17.36%	0
2016	19.994602	22.080894	10.43%	0
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.270835	27.884222	-1.37%	4,358
2019	22.466867	28.270835	25.83%	4,315
2018	26.465004	22.466867	-15.11%	4,569
2017	24.336829	26.465004	8.74%	3,803
2016	20.328128	24.336829	19.72%	3,069
2015	21.173172	20.328128	-3.99%	471
2014	18.672675	21.173172	13.39%	267
2013	14.735474	18.672675	26.72%	0
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.880128	29.390020	-1.64%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.403634	14.877263	3.29%	0
2019	12.514554	14.403634	15.10%	0
2018	13.491137	12.514554	-7.24%	0
2017	12.045620	13.491137	12.00%	0
2016	11.510032	12.045620	4.65%	0
2015	11.926925	11.510032	-3.50%	0
2014	11.880913	11.926925	0.39%	2,409
2013	10.100590	11.880913	17.63%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.163115	11.653222	4.39%	0
2019	9.962765	11.163115	12.05%	0
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.084493	10.677855	5.88%	974
2019	9.471402	10.084493	6.47%	974
2018	9.781165	9.471402	-3.17%	974
2017	9.714671	9.781165	0.68%	974
2016	9.718993	9.714671	-0.04%	1,165
2015*	10.000000	9.718993	-2.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.001382	14.145954	1.03%	868
2019	11.260660	14.001382	24.34%	768
2018	12.469951	11.260660	-9.70%	763
2017	10.972715	12.469951	13.65%	770
2016	9.691160	10.972715	13.22%	782
2015*	10.000000	9.691160	-3.09%	786
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.123403	18.985691	17.75%	4,675
2019	14.036121	16.123403	14.87%	4,939
2018	15.570791	14.036121	-9.86%	5,441
2017	14.036520	15.570791	10.93%	5,539
2016	13.860649	14.036520	1.27%	5,945
2015	14.352496	13.860649	-3.43%	8,245
2014	14.434097	14.352496	-0.57%	3,758
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.460687	13.109055	5.20%	0
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	2,178
2016	10.274656	11.547433	12.39%	937
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.419166	44.702512	7.93%	0
2019	34.742113	41.419166	19.22%	0
2018	39.132298	34.742113	-11.22%	0
2017	35.685973	39.132298	9.66%	0
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	0
2012	19.214633	21.693312	12.90%	0
2011	19.586030	19.214633	-1.90%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.152229	38.068591	14.83%	0
2019	25.973667	33.152229	27.64%	0
2018	27.988576	25.973667	-7.20%	0
2017	23.668590	27.988576	18.25%	0
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.593851	35.618599	20.36%	0
2019	22.342410	29.593851	32.46%	0
2018	24.658315	22.342410	-9.39%	39
2017	19.900550	24.658315	23.91%	41
2016	18.952177	19.900550	5.00%	441
2015	19.970149	18.952177	-5.10%	385
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.811362	25.442544	16.65%	0
2019	18.403913	21.811362	18.51%	0
2018	23.378241	18.403913	-21.28%	0
2017	19.267782	23.378241	21.33%	0
2016	16.911054	19.267782	13.94%	0
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.780044	11.179156	3.70%	0
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.059835	15.325290	-4.57%	2,167
2019	12.890039	16.059835	24.59%	2,167
2018	15.911911	12.890039	-18.99%	2,167
2017	14.594348	15.911911	9.03%	6,278
2016	11.412192	14.594348	27.88%	5,518
2015	12.507129	11.412192	-8.75%	835
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.338300	10.286646	-0.50%	3,665
2019	9.897339	10.338300	4.46%	3,665
2018	10.156023	9.897339	-2.55%	3,665
2017	10.063936	10.156023	0.92%	0
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	5,186
2014	9.993056	9.804009	-1.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.545404	10.359721	-1.76%	0
2019	9.014883	10.545404	16.98%	0
2018*	10.000000	9.014883	-9.85%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.630609	13.289645	5.22%	0
2019	11.860287	12.630609	6.49%	0
2018	12.255846	11.860287	-3.23%	0
2017	12.108783	12.255846	1.21%	0
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.309891	13.162888	27.67%	0
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.959942	17.474725	9.49%	3,152
2019	14.134559	15.959942	12.91%	3,229
2018	15.136663	14.134559	-6.62%	3,261
2017	13.755406	15.136663	10.04%	3,462
2016	13.399102	13.755406	2.66%	3,869
2015	13.808896	13.399102	-2.97%	4,656
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.436069	19.512920	11.91%	560
2019	14.909959	17.436069	16.94%	560
2018	16.275856	14.909959	-8.39%	560
2017	14.349977	16.275856	13.42%	560
2016	13.902638	14.349977	3.22%	560
2015	14.317559	13.902638	-2.90%	1,397
2014	14.032323	14.317559	2.03%	627
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.234107	21.885751	13.79%	2,302
2019	15.886491	19.234107	21.07%	2,456
2018	17.714694	15.886491	-10.32%	2,547
2017	15.044791	17.714694	17.75%	2,548
2016	14.497527	15.044791	3.77%	2,641
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.236849	15.769857	19.14%	3,822
2019	10.932767	13.236849	21.08%	3,658
2018	11.729866	10.932767	-6.80%	3,867
2017	10.354740	11.729866	13.28%	3,658
2016*	10.000000	10.354740	3.55%	3,658
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.800965	48.024159	27.04%	0
2019	29.518323	37.800965	28.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.687907	7.652114	-34.53%	2,950
2019	10.909603	11.687907	7.13%	1,983
2018	14.867782	10.909603	-26.62%	3,969
2017	15.675181	14.867782	-5.15%	4,125
2016	12.035279	15.675181	30.24%	4,131
2015	15.568540	12.035279	-22.69%	4,080
2014	18.295656	15.568540	-14.91%	1,465
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.833402	27.861814	3.83%	4,455
2019	21.640973	26.833402	23.99%	4,425
2018	24.258822	21.640973	-10.79%	4,578
2017	22.073835	24.258822	9.90%	5,983
2016	19.222454	22.073835	14.83%	5,951
2015	20.577469	19.222454	-6.58%	1,310
2014	19.445395	20.577469	5.82%	947
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	0
2011	13.908591	13.657334	-1.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.244631	14.950869	4.96%	9,125
2019	11.260222	14.244631	26.50%	9,125
2018	12.713388	11.260222	-11.43%	9,125
2017	11.175280	12.713388	13.76%	9,125
2016*	10.000000	11.175280	11.75%	4,851
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.803381	52.938151	40.04%	658
2019	28.924960	37.803381	30.69%	773
2018	29.784445	28.924960	-2.89%	698
2017	22.645499	29.784445	31.52%	719
2016	23.085729	22.645499	-1.91%	729
2015	22.137101	23.085729	4.29%	3,023
2014	20.441809	22.137101	8.29%	910
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.955685	13.796429	6.49%	4,017
2019	12.139403	12.955685	6.72%	4,017
2018	12.544728	12.139403	-3.23%	4,125
2017	12.365286	12.544728	1.45%	8,001
2016	12.131737	12.365286	1.93%	12,016
2015	12.543040	12.131737	-3.28%	14,860
2014	12.174124	12.543040	3.03%	4,090
2013	12.743413	12.174124	-4.47%	0
2012	12.371017	12.743413	3.01%	0
2011	11.847341	12.371017	4.42%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.551099	46.625588	14.98%	130
2019	33.749038	40.551099	20.15%	130
2018	40.599539	33.749038	-16.87%	143
2017	34.525472	40.599539	17.59%	144
2016	31.620008	34.525472	9.19%	277
2015	32.950955	31.620008	-4.04%	212
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	0
2011	24.731617	21.508216	-13.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.898514	26.887698	12.51%	70
2019	19.214476	23.898514	24.38%	70
2018	23.192126	19.214476	-17.15%	1,527
2017	18.288363	23.192126	26.81%	89
2016	19.788998	18.288363	-7.58%	272
2015	19.638718	19.788998	0.77%	210
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.893831	11.723608	-9.08%	0
2019	10.750475	12.893831	19.94%	0
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	34.181657	36.018327	5.37%	0
2019	26.129898	34.181657	30.81%	0
2018	32.472377	26.129898	-19.53%	0
2017	27.950799	32.472377	16.18%	0
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.316264	14.515508	9.01%	814
2019	11.388903	13.316264	16.92%	814
2018	12.923609	11.388903	-11.88%	814
2017	11.830124	12.923609	9.24%	848
2016	10.714200	11.830124	10.42%	60
2015	11.710992	10.714200	-8.51%	2,896
2014	11.672699	11.710992	0.33%	2,100
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.814844	15.534362	-1.77%	8,528
2019	13.968766	15.814844	13.22%	8,053
2018	14.965744	13.968766	-6.66%	7,958
2017	13.987465	14.965744	6.99%	6,584
2016	12.574349	13.987465	11.24%	6,419
2015	13.868585	12.574349	-9.33%	8,428
2014	13.589628	13.868585	2.05%	3,732
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	32.828935	37.139003	13.13%	0
2019	26.041048	32.828935	26.07%	0
2018	28.126356	26.041048	-7.41%	0
2017	23.914064	28.126356	17.61%	0
2016	21.124110	23.914064	13.21%	0
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.536259	38.516584	2.61%	0
2019	30.454667	37.536259	23.25%	0
2018	35.839160	30.454667	-15.02%	0
2017	33.200204	35.839160	7.95%	0
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	0
2013	22.191355	29.492831	32.90%	0
2012	19.216436	22.191355	15.48%	0
2011	20.467817	19.216436	-6.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.586072	13.244314	14.31%	0
2019	9.374356	11.586072	23.59%	0
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.121560	18.436988	-3.58%	0
2019	17.419307	19.121560	9.77%	0
2018	21.121025	17.419307	-17.53%	0
2017	18.552804	21.121025	13.84%	0
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.866673	8.192584	-7.60%	1,795
2019	8.910010	8.866673	-0.49%	1,556
2018	8.961399	8.910010	-0.57%	2,324
2017	9.012289	8.961399	-0.56%	2,250
2016	8.974280	9.012289	0.42%	8,290
2015	9.613586	8.974280	-6.65%	8,104
2014	9.677654	9.613586	-0.66%	2,313
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.980450	12.167687	1.56%	0
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.906857	10.313527	4.10%	0
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.287483	9.729295	4.76%	2,441
2019	9.066231	9.287483	2.44%	2,403
2018	9.792129	9.066231	-7.41%	2,264
2017	9.681605	9.792129	1.14%	2,455
2016	9.972317	9.681605	-2.92%	2,878
2015	10.037204	9.972317	-0.65%	3,386
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.650787	29.990802	38.52%	0
2019	16.268412	21.650787	33.08%	0
2018	17.354600	16.268412	-6.26%	0
2017	14.004091	17.354600	23.93%	0
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.548043	45.48%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.760099	46.904864	24.22%	155
2019	29.446219	37.760099	28.23%	232
2018	34.859254	29.446219	-15.53%	168
2017	26.211687	34.859254	32.99%	169
2016	26.910489	26.211687	-2.60%	181
2015	26.609221	26.910489	1.13%	167
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.087786	10.135015	0.47%	0
2019	9.349478	10.087786	7.90%	0
2018	10.041435	9.349478	-6.89%	0
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.995160	33.267016	10.91%	908
2019	23.340600	29.995160	28.51%	930
2018	26.038762	23.340600	-10.36%	977
2017	22.883793	26.038762	13.79%	990
2016	21.075648	22.883793	8.58%	1,008
2015	20.953972	21.075648	0.58%	1,014
2014	19.456613	20.953972	7.70%	1,054
2013	15.174360	19.456613	28.22%	0
2012	13.340525	15.174360	13.75%	0
2011	13.718026	13.340525	-2.75%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.258353	16.215137	6.27%	0
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	324
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.850087	46.507202	16.71%	678
2019	32.386952	39.850087	23.04%	698
2018	37.117019	32.386952	-12.74%	684
2017	33.400303	37.117019	11.13%	1,097
2016	29.094949	33.400303	14.80%	1,102
2015	31.761287	29.094949	-8.39%	1,567
2014	29.160427	31.761287	8.92%	936
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.337189	12.205849	18.08%	0
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.912941	17.677391	11.09%	6,459
2019	13.395297	15.912941	18.79%	6,514
2018	14.523658	13.395297	-7.77%	7,311
2017	12.587225	14.523658	15.38%	7,374
2016	13.242609	12.587225	-4.95%	7,241
2015	14.811582	13.242609	-10.59%	7,481
2014	16.027608	14.811582	-7.59%	7,149
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.811817	13.251271	3.43%	11,029
2019	11.811502	12.811817	8.47%	12,160
2018	12.371453	11.811502	-4.53%	12,900
2017	11.887357	12.371453	4.07%	13,711
2016	10.487422	11.887357	13.35%	12,201
2015	11.498878	10.487422	-8.80%	7,425
2014	11.567330	11.498878	-0.59%	5,345
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.587035	29.924191	45.35%	1,789
2019	15.299291	20.587035	34.56%	1,920
2018	15.694950	15.299291	-2.52%	2,107
2017	12.677966	15.694950	23.80%	2,166
2016	12.246546	12.677966	3.52%	2,196
2015	13.324353	12.246546	-8.09%	3,206
2014	12.662547	13.324353	5.23%	1,430
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.170485	31.335763	11.24%	0
2019	23.617475	28.170485	19.28%	0
2018	24.109999	23.617475	-2.04%	0
2017	20.919801	24.109999	15.25%	0
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.020532	10.777157	7.55%	0
2019	9.400067	10.020532	6.60%	0
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	48.136874	65.288472	35.63%	0
2019	36.057631	48.136874	33.50%	0
2018	36.343832	36.057631	-0.79%	0
2017	28.657432	36.343832	26.82%	0
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	0
2011	17.808797	16.167280	-9.22%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.028546	45.624335	47.04%	1,713
2019	21.963560	31.028546	41.27%	1,713
2018	22.315555	21.963560	-1.58%	2,942
2017	15.784488	22.315555	41.38%	1,849
2016	14.211236	15.784488	11.07%	1,884
2015	13.921416	14.211236	2.08%	1,713
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.781198	31.442631	13.18%	589
2019	22.476171	27.781198	23.60%	589
2018	27.154478	22.476171	-17.23%	589
2017	21.279157	27.154478	27.61%	589
2016	23.380491	21.279157	-8.99%	589
2015	26.282130	23.380491	-11.04%	589
2014	30.651982	26.282130	-14.26%	289
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.530301	9.178169	-3.69%	5,191
2019	8.269419	9.530301	15.25%	4,840
2018	10.410265	8.269419	-20.56%	8,886
2017	8.347886	10.410265	24.71%	8,963
2016	7.084675	8.347886	17.83%	10,389
2015	9.084883	7.084675	-22.02%	7,995
2014	9.766000	9.084883	-6.97%	548
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.238191	10.729139	4.80%	0
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.812010	29.557383	42.02%	0
2019	15.101425	20.812010	37.81%	100
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	1,523
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.593777	33.825885	0.69%	2,616
2019	26.591347	33.593777	26.33%	2,616
2018	30.413066	26.591347	-12.57%	2,616
2017	26.565727	30.413066	14.48%	6,325
2016	23.933876	26.565727	11.00%	5,474
2015	24.766325	23.933876	-3.36%	3,618
2014	23.037893	24.766325	7.50%	1,334
2013	17.416548	23.037893	32.28%	0
2012	15.407826	17.416548	13.04%	0
2011	15.868026	15.407826	-2.90%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.773241	12.138340	12.67%	0
2019*	10.000000	10.773241	7.73%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.918923	23.357287	17.26%	1,327
2019	16.250365	19.918923	22.58%	1,327
2018	18.455677	16.250365	-11.95%	1,327
2017	14.917023	18.455677	23.72%	5,888
2016	14.724939	14.917023	1.30%	4,329
2015	14.197421	14.724939	3.72%	3,300
2014	14.390984	14.197421	-1.35%	350
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.637463	19.832742	19.21%	0
2019	12.218548	16.637463	36.17%	0
2018	12.455498	12.218548	-1.90%	0
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.218980	32.19%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.529079	35.29%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.499497	13.113665	4.91%	0
2019	11.584231	12.499497	7.90%	0
2018	11.985950	11.584231	-3.35%	0
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.256548	22.912546	2.95%	0
2019	19.983827	22.256548	11.37%	0
2018	22.041376	19.983827	-9.33%	0
2017	20.617087	22.041376	6.91%	0
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.262964	10.829180	-3.85%	0
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.721354	21.958005	11.34%	0
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.924477	17.536822	47.07%	0
2019	9.202116	11.924477	29.58%	0
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	0
2012	7.828271	8.821203	12.68%	0
2011	8.879061	7.828271	-11.83%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.138504	18.724452	9.25%	38,007
2019	14.545869	17.138504	17.82%	41,376
2018	15.694762	14.545869	-7.32%	43,086
2017	13.893499	15.694762	12.96%	42,157
2016	13.065573	13.893499	6.34%	33,803
2015	13.263205	13.065573	-1.49%	34,351
2014	12.950052	13.263205	2.42%	23,788
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.715242	11.415035	6.53%	0
2019	10.078923	10.715242	6.31%	0
2018	10.445592	10.078923	-3.51%	0
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.148836	26.805682	26.75%	2,610
2019	16.085508	21.148836	31.48%	2,844
2018	18.207557	16.085508	-11.65%	3,094
2017	14.250372	18.207557	27.77%	3,177
2016	14.579956	14.250372	-2.26%	3,827
2015	14.028293	14.579956	3.93%	3,166
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.751825	33.624518	47.79%	5,478
2019	17.901490	22.751825	27.09%	6,349
2018	18.474978	17.901490	-3.10%	6,632
2017	14.818361	18.474978	24.68%	14,123
2016	13.927124	14.818361	6.40%	11,493
2015	13.414728	13.927124	3.82%	9,716
2014	12.725135	13.414728	5.42%	4,513
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.321049	20.209529	10.31%	5,160
2019	14.945153	18.321049	22.59%	5,158
2018	15.664982	14.945153	-4.60%	5,322
2017	13.169468	15.664982	18.95%	8,238
2016	12.151930	13.169468	8.37%	6,261
2015	12.323246	12.151930	-1.39%	14,069
2014	11.460607	12.323246	7.53%	11,278
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.398481	14.615967	1.51%	478
2019	13.520408	14.398481	6.49%	446
2018	14.194766	13.520408	-4.75%	449
2017	13.683865	14.194766	3.73%	393
2016	12.910228	13.683865	5.99%	359
2015	13.628416	12.910228	-5.27%	363
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	0
2011	12.366951	12.734088	2.97%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.180986	32.401264	7.36%	0
2019	23.979500	30.180986	25.86%	0
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	0
2012	12.770164	14.181484	11.05%	0
2011	13.040921	12.770164	-2.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.863986	30.107444	0.82%	0
2019	24.104297	29.863986	23.89%	0
2018	26.705505	24.104297	-9.74%	363
2017	23.259848	26.705505	14.81%	378
2016	20.278669	23.259848	14.70%	710
2015	22.236970	20.278669	-8.81%	676
2014	20.927423	22.236970	6.26%	388
2013	15.855651	20.927423	31.99%	0
2012	13.755304	15.855651	15.27%	0
2011	14.468988	13.755304	-4.93%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.721996	11.980871	11.74%	0
2019	9.562172	10.721996	12.13%	0
2018	10.711073	9.562172	-10.73%	0
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
2015*	10.000000	9.228025	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.804903	16.256075	9.80%	0
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.286304	14.215436	6.99%	21,428
2019	11.723224	13.286304	13.33%	21,428
2018	12.818422	11.723224	-8.54%	21,428
2017	11.726216	12.818422	9.31%	21,428
2016	11.327949	11.726216	3.52%	21,428
2015	11.736821	11.327949	-3.48%	21,428
2014	11.535855	11.736821	1.74%	21,428
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.308494	15.558514	8.74%	0
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.636379	12.213214	4.96%	0
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.618147	11.904905	2.47%	4,316
2019	10.460800	11.618147	11.06%	4,153
2018	11.533870	10.460800	-9.30%	4,077
2017	10.301552	11.533870	11.96%	4,021
2016	10.003673	10.301552	2.98%	3,968
2015	10.715069	10.003673	-6.64%	8,905
2014	10.741417	10.715069	-0.25%	8,905
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.086614	12.658241	4.73%	1,839
2019	10.735273	12.086614	12.59%	1,839
2018	11.844230	10.735273	-9.36%	1,839
2017	10.307041	11.844230	14.91%	1,839
2016	9.947206	10.307041	3.62%	1,839
2015	10.719865	9.947206	-7.21%	1,839
2014	10.878865	10.719865	-1.46%	1,839
2013*	10.000000	10.878865	8.79%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.842412	14.946761	7.98%	5,198
2019	12.010729	13.842412	15.25%	5,205
2018	13.253357	12.010729	-9.38%	5,305
2017	11.920076	13.253357	11.19%	5,409
2016	11.447166	11.920076	4.13%	5,870
2015	11.861117	11.447166	-3.49%	6,591
2014	11.627625	11.861117	2.01%	2,674
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.543682	15.926780	9.51%	1,717
2019	12.197312	14.543682	19.24%	1,903
2018	13.818734	12.197312	-11.73%	1,717
2017	11.996942	13.818734	15.19%	1,717
2016	11.429734	11.996942	4.96%	1,717
2015	11.896201	11.429734	-3.92%	1,717
2014	11.662954	11.896201	2.00%	1,717
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.820036	13.638411	6.38%	2,201
2019	11.497638	12.820036	11.50%	2,135
2018	12.377643	11.497638	-7.11%	2,135
2017	11.546192	12.377643	7.20%	2,070
2016	11.165663	11.546192	3.41%	1,979
2015	11.569351	11.165663	-3.49%	1,913
2014	11.394765	11.569351	1.53%	1,916
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.896236	14.257953	2.60%	0
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	401
2014	15.525035	13.910722	-10.40%	401
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.721980	17.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.796823	12.287168	4.16%	0
2019	11.125444	11.796823	6.03%	0
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	4,563
2016	11.031618	11.300759	2.44%	4,210
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.582396	13.383762	6.37%	0
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.414031	10.539071	1.20%	0
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.745344	33.890143	10.23%	130
2019	25.693909	30.745344	19.66%	372
2018	31.991499	25.693909	-19.69%	372
2017	23.220212	31.991499	37.77%	308
2016	22.145520	23.220212	4.85%	308
2015	27.101581	22.145520	-18.29%	308
2014	29.471290	27.101581	-8.04%	178
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.991720	21.709198	3.42%	0
2019	18.754320	20.991720	11.93%	0
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.115051	11.502314	3.48%	12,853
2019	10.721885	11.115051	3.67%	0
2018	10.997950	10.721885	-2.51%	0
2017	11.043212	10.997950	-0.41%	0
2016	11.236461	11.043212	-1.72%	165
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	0
2012	12.014948	12.078110	0.53%	0
2011	11.482739	12.014948	4.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.929009	7.753579	-2.21%	19,088
2019	7.985889	7.929009	-0.71%	0
2018	8.075265	7.985889	-1.11%	95
2017	8.242777	8.075265	-2.03%	92
2016	8.448581	8.242777	-2.44%	1,126
2015	8.660763	8.448581	-2.45%	11,469
2014	8.878284	8.660763	-2.45%	13,602
2013	9.101263	8.878284	-2.45%	0
2012	9.330477	9.101263	-2.46%	0
2011	9.564155	9.330477	-2.44%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.154862	9.616876	5.05%	1,265
2019	7.892097	9.154862	16.00%	1,265
2018	9.497359	7.892097	-16.90%	1,303
2017	7.660928	9.497359	23.97%	1,300
2016	7.803352	7.660928	-1.83%	1,637
2015	8.265612	7.803352	-5.59%	1,526
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.084888	10.538961	4.50%	3,353
2019	8.529671	10.084888	18.23%	5,580
2018	10.183842	8.529671	-16.24%	5,393
2017	8.387494	10.183842	21.42%	4,647
2016	8.552831	8.387494	-1.93%	4,413
2015	8.891202	8.552831	-3.81%	4,264
2014	9.715751	8.891202	-8.49%	1,566
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.678666	30.461113	10.05%	1,739
2019	22.931589	27.678666	20.70%	1,739
2018	25.795076	22.931589	-11.10%	1,739
2017	22.326274	25.795076	15.54%	1,739
2016	20.906039	22.326274	6.79%	1,739
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	3,065
2012	15.061426	17.028058	13.06%	3,065
2011	16.070800	15.061426	-6.28%	3,065
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.622414	17.740459	6.73%	18,567
2019	14.773414	16.622414	12.52%	18,567
2018	15.918548	14.773414	-7.19%	18,567
2017	14.682845	15.918548	8.42%	18,567
2016	14.158225	14.682845	3.71%	18,567
2015	14.539078	14.158225	-2.62%	19,654
2014	14.250793	14.539078	2.02%	17,324
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.249512	22.048601	8.88%	2,854
2019	17.306928	20.249512	17.00%	2,854
2018	18.971726	17.306928	-8.78%	2,854
2017	16.938406	18.971726	12.00%	2,854
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.181582	13.722146	4.10%	2,678
2019	12.336577	13.181582	6.85%	2,678
2018	12.880433	12.336577	-4.22%	3,085
2017	12.493064	12.880433	3.10%	2,678
2016	12.282269	12.493064	1.72%	7,624
2015	12.557503	12.282269	-2.19%	7,471
2014	12.390833	12.557503	1.35%	199
2013	12.116591	12.390833	2.26%	0
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.615201	11.847344	2.00%	0
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.162371	12.615189	3.72%	2,525
2019	10.818210	12.162371	12.42%	2,484
2018	11.806272	10.818210	-8.37%	2,515
2017	10.346753	11.806272	14.11%	2,720
2016	9.916581	10.346753	4.34%	3,349
2015	10.584292	9.916581	-6.31%	4,471
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.444738	22.007019	7.64%	6,709
2019	17.799598	20.444738	14.86%	4,474
2018	19.348207	17.799598	-8.00%	4,520
2017	17.562411	19.348207	10.17%	4,657
2016	16.802074	17.562411	4.53%	4,975
2015	17.281934	16.802074	-2.78%	5,521
2014	16.843303	17.281934	2.60%	556
2013	14.804597	16.843303	13.77%	0
2012	13.696431	14.804597	8.09%	0
2011	14.045357	13.696431	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.731444	27.099967	9.58%	0
2019	20.810052	24.731444	18.84%	0
2018	23.122377	20.810052	-10.00%	0
2017	20.313302	23.122377	13.83%	0
2016	19.194070	20.313302	5.83%	0
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
2012	14.613576	16.216236	10.97%	0
2011	15.305353	14.613576	-4.52%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.690664	17.674304	5.89%	7,238
2019	15.076962	16.690664	10.70%	7,078
2018	16.057015	15.076962	-6.10%	7,095
2017	15.070888	16.057015	6.54%	6,917
2016	14.614842	15.070888	3.12%	6,744
2015	14.986498	14.614842	-2.48%	10,015
2014	14.667717	14.986498	2.17%	6,658
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.391876	10.859554	4.50%	0
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.690351	12.072041	12.92%	0
2019*	10.000000	10.690351	6.90%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.329155	25.764054	26.73%	1,176
2019	16.003584	20.329155	27.03%	1,176
2018	16.976708	16.003584	-5.73%	1,176
2017	13.398351	16.976708	26.71%	1,176
2016	13.465922	13.398351	-0.50%	3,275
2015	13.385223	13.465922	0.60%	3,275
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	0
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.340361	12.891758	4.47%	11,022
2019	10.633143	12.340361	16.06%	11,022
2018	11.453864	10.633143	-7.17%	11,022
2017	9.987522	11.453864	14.68%	11,022
2016	9.431481	9.987522	5.90%	11,022
2015	9.890629	9.431481	-4.64%	11,022
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.199795	14.818949	4.36%	0
2019	11.933144	14.199795	18.99%	0
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.524384	39.918752	15.62%	691
2019	25.770427	34.524384	33.97%	691
2018	26.834890	25.770427	-3.97%	1,033
2017	21.647082	26.834890	23.97%	1,091
2016	21.475291	21.647082	0.80%	1,570
2015	21.001836	21.475291	2.25%	426
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.634268	26.343620	-1.09%	1,203
2019	21.552319	26.634268	23.58%	1,203
2018	24.408397	21.552319	-11.70%	1,230
2017	23.072730	24.408397	5.79%	1,231
2016	19.673937	23.072730	17.28%	633
2015	21.105626	19.673937	-6.78%	247
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.761971	17.62%	2,560
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.465206	44.650835	10.34%	1,396
2019	33.013079	40.465206	22.57%	1,719
2018	38.195512	33.013079	-13.57%	1,716
2017	33.815950	38.195512	12.95%	2,003
2016	28.816078	33.815950	17.35%	2,026
2015	30.307927	28.816078	-4.92%	1,635
2014	28.394294	30.307927	6.74%	262
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	0
2011	20.081365	19.091840	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.923982	19.213275	-3.57%	0
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	1,175
2015	16.130810	15.281478	-5.27%	1,175
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.873146	40.948404	37.07%	0
2019	22.620741	29.873146	32.06%	0
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	0
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.630143	34.430535	2.38%	0
2019	29.045771	33.630143	15.78%	0
2018	35.932702	29.045771	-19.17%	0
2017	33.867981	35.932702	6.10%	0
2016	27.637028	33.867981	22.55%	0
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	0
2012	18.109016	21.251152	17.35%	0
2011	19.633679	18.109016	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.001274	41.777170	19.36%	0
2019	28.623209	35.001274	22.28%	0
2018	33.667335	28.623209	-14.98%	16
2017	30.486414	33.667335	10.43%	16
2016	25.500924	30.486414	19.55%	174
2015	26.646467	25.500924	-4.30%	157
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.311207	20.256316	10.62%	0
2019	14.654971	18.311207	24.95%	0
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.053073	21.065230	10.56%	0
2019	15.495501	19.053073	22.96%	0
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.551935	14.306349	-8.01%	1,752
2019	12.221553	15.551935	27.25%	2,510
2018	13.060179	12.221553	-6.42%	2,426
2017	12.612378	13.060179	3.55%	2,204
2016	12.062398	12.612378	4.56%	2,204
2015	13.107320	12.062398	-7.97%	2,359
2014	10.447617	13.107320	25.46%	452
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.189579	22.061149	14.96%	13,726
2019	15.034766	19.189579	27.63%	19,340
2018	16.204277	15.034766	-7.22%	45,339
2017	13.701820	16.204277	18.26%	44,422
2016	12.608107	13.701820	8.67%	40,697
2015	12.804043	12.608107	-1.53%	32,846
2014	11.607630	12.804043	10.31%	4,973
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.381164	9.410488	0.31%	74
2019	9.239138	9.381164	1.54%	5,801
2018	9.395416	9.239138	-1.66%	6,220
2017	9.481006	9.395416	-0.90%	12,918
2016	9.482200	9.481006	-0.01%	14,026
2015	9.753627	9.482200	-2.78%	13,774
2014	9.949451	9.753627	-1.97%	12,745
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.340971	19.020214	16.40%	2,784
2019	13.405338	16.340971	21.90%	6,190
2018	15.502627	13.405338	-13.53%	6,185
2017	13.917205	15.502627	11.39%	4,115
2016	11.802431	13.917205	17.92%	4,169
2015	12.719885	11.802431	-7.21%	2,478
2014	12.471729	12.719885	1.99%	1,416
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.308042	31.796115	56.57%	0
2019	15.213627	20.308042	33.49%	0
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	0
2012	8.765824	9.802758	11.83%	0
2011	9.404150	8.765824	-6.79%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	38.109461	51.938876	36.29%	0
2019	29.488353	38.109461	29.24%	0
2018	32.355411	29.488353	-8.86%	0
2017	26.625459	32.355411	21.52%	0
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.802895	8.884158	0.92%	0
2019	8.703094	8.802895	1.15%	0
2018	8.832710	8.703094	-1.47%	0
2017	8.973957	8.832710	-1.57%	0
2016	9.087912	8.973957	-1.25%	0
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	0
2012	9.460660	9.653269	2.04%	0
2011	9.669694	9.460660	-2.16%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.761221	34.711528	16.63%	0
2019	24.235259	29.761221	22.80%	0
2018	26.356725	24.235259	-8.05%	0
2017	22.812391	26.356725	15.54%	0
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.156014	11.477139	2.88%	1,311
2019	10.016392	11.156014	11.38%	1,238
2018	10.972498	10.016392	-8.71%	1,223
2017	10.202448	10.972498	7.55%	1,168
2016	9.883210	10.202448	3.23%	1,124
2015	10.638899	9.883210	-7.10%	1,077
2014	10.620388	10.638899	0.17%	1,037
2013	10.130718	10.620388	4.83%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.916798	12.188675	2.28%	643
2019	10.473252	11.916798	13.78%	643
2018	11.811135	10.473252	-11.33%	643
2017	10.318171	11.811135	14.47%	643
2016	10.058409	10.318171	2.58%	643
2015	11.378235	10.058409	-11.60%	643
2014	11.561819	11.378235	-1.59%	0
2013	10.249299	11.561819	12.81%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.900777	12.251243	2.94%	3,477
2019	10.527590	11.900777	13.04%	3,431
2018	11.683222	10.527590	-9.89%	3,468
2017	10.540537	11.683222	10.84%	3,652
2016	10.207882	10.540537	3.26%	4,184
2015	11.212455	10.207882	-8.96%	5,178
2014	11.213904	11.212455	-0.01%	1,611
2013	10.266921	11.213904	9.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.945517	11.521733	5.26%	0
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	278
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.510058	10.927156	3.97%	0
2019	9.397109	10.510058	11.84%	0
2018	10.122897	9.397109	-7.17%	487
2017	9.452012	10.122897	7.10%	443
2016	8.557969	9.452012	10.45%	423
2015	8.985441	8.557969	-4.76%	466
2014	9.083527	8.985441	-1.08%	450
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.677176	11.526109	7.95%	0
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	179
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	1,728
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.251873	10.289684	0.37%	8,430
2019	10.112555	10.251873	1.38%	8,430
2018	10.343422	10.112555	-2.23%	10,469
2017	10.471356	10.343422	-1.22%	10,685
2016	10.595351	10.471356	-1.17%	10,549
2015	10.838833	10.595351	-2.25%	1,417
2014	11.028531	10.838833	-1.72%	1,457
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.926786	9.890850	-0.36%	0
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.552246	11.171884	5.87%	861
2019	9.993109	10.552246	5.60%	2,192
2018	10.310955	9.993109	-3.08%	3,516
2017	10.083472	10.310955	2.26%	4,513
2016	10.075704	10.083472	0.08%	4,372
2015	10.294216	10.075704	-2.12%	5,934
2014	10.130569	10.294216	1.62%	6,713
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.497564	23.676422	35.31%	0
2019	13.117299	17.497564	33.39%	0
2018	13.136034	13.117299	-0.14%	0
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.765233	19.426088	9.35%	0
2019	14.551269	17.765233	22.09%	0
2018	18.444499	14.551269	-21.11%	0
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.399060	33.99%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.690852	13.098203	3.21%	0
2019	9.976259	12.690852	27.21%	0
2018	11.177096	9.976259	-10.74%	0
2017*	10.000000	11.177096	11.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.645950	49.994661	26.10%	0
2019	31.595764	39.645950	25.48%	0
2018	32.118709	31.595764	-1.63%	125
2017	25.861024	32.118709	24.20%	351
2016	29.690427	25.861024	-12.90%	1,129
2015	27.061434	29.690427	9.71%	1,614
2014	21.139924	27.061434	28.01%	740
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.328077	6.176103	15.92%	1,494
2019	4.896526	5.328077	8.81%	1,494
2018	7.013833	4.896526	-30.19%	1,494
2017	7.334061	7.013833	-4.37%	1,494
2016	5.241990	7.334061	39.91%	1,494
2015	8.096473	5.241990	-35.26%	1,494
2014	10.291136	8.096473	-21.33%	2,368
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.476773	6.363667	16.19%	0
2019	5.018654	5.476773	9.13%	0
2018	7.174237	5.018654	-30.05%	0
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.710269	10.285864	-3.96%	0
2019*	10.000000	10.710269	7.10%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.196661	48.018800	53.92%	0
2019	25.619186	31.196661	21.77%	0
2018	25.927098	25.619186	-1.19%	0
2017	21.115969	25.927098	22.78%	0
2016	20.088607	21.115969	5.11%	0
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.254299	12.528702	2.24%	0
2019	10.906284	12.254299	12.36%	0
2018	12.074750	10.906284	-9.68%	0
2017	10.831928	12.074750	11.47%	0
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.540613	29.514198	-0.09%	0
2019	24.510650	29.540613	20.52%	0
2018	26.703614	24.510650	-8.21%	0
2017	23.091698	26.703614	15.64%	0
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.649969	8.620169	-0.34%	0
2019	7.596352	8.649969	13.87%	0
2018*	10.000000	7.596352	-24.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.538933	36.713120	0.48%	665
2019	31.255230	36.538933	16.91%	477
2018	37.851143	31.255230	-17.43%	429
2017	34.398512	37.851143	10.04%	393
2016	28.269251	34.398512	21.68%	385
2015	30.744896	28.269251	-8.05%	395
2014	28.943932	30.744896	6.22%	388
2013	21.568341	28.943932	34.20%	382
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.860745	12.669212	6.82%	0
2019	11.170413	11.860745	6.18%	0
2018	11.790795	11.170413	-5.26%	0
2017	11.664008	11.790795	1.09%	0
2016	11.459483	11.664008	1.78%	0
2015	12.050803	11.459483	-4.91%	503
2014	11.964989	12.050803	0.72%	42
2013	13.408846	11.964989	-10.77%	5,434
2012	12.807549	13.408846	4.69%	6,121
2011	11.754386	12.807549	8.96%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.072956	30.504632	8.66%	0
2019	23.267143	28.072956	20.65%	0
2018	25.717240	23.267143	-9.53%	0
2017	21.924448	25.717240	17.30%	0
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.059060	27.661151	-1.42%	0
2019	22.309997	28.059060	25.77%	0
2018	26.293783	22.309997	-15.15%	0
2017	24.191736	26.293783	8.69%	0
2016	20.217260	24.191736	19.66%	0
2015	21.068494	20.217260	-4.04%	231
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.622930	29.122097	-1.69%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.350891	14.815183	3.24%	0
2019	12.475115	14.350891	15.04%	0
2018	13.455553	12.475115	-7.29%	0
2017	12.019985	13.455553	11.94%	0
2016	11.491404	12.019985	4.60%	0
2015	11.913729	11.491404	-3.54%	0
2014	11.873859	11.913729	0.34%	0
2013	10.099758	11.873859	17.57%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.136401	11.619380	4.34%	0
2019	9.944027	11.136401	11.99%	0
2018	10.503826	9.944027	-5.33%	0
2017	10.060292	10.503826	4.41%	0
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.060381	10.646864	5.83%	0
2019	9.453600	10.060381	6.42%	0
2018	9.767817	9.453600	-3.22%	0
2017	9.706381	9.767817	0.63%	0
2016	9.715661	9.706381	-0.10%	0
2015*	10.000000	9.715661	-2.84%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.967909	14.104897	0.98%	0
2019	11.239507	13.967909	24.28%	0
2018	12.452942	11.239507	-9.74%	0
2017	10.963348	12.452942	13.59%	0
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.035472	18.872474	17.69%	1,883
2019	13.966733	16.035472	14.81%	1,952
2018	15.501795	13.966733	-9.90%	1,933
2017	13.981457	15.501795	10.87%	1,878
2016	13.813344	13.981457	1.22%	1,799
2015	14.310852	13.813344	-3.48%	2,970
2014	14.399589	14.310852	-0.62%	2,362
2013	12.907941	14.399589	11.56%	7,237
2012	12.039719	12.907941	7.21%	7,543
2011	12.814249	12.039719	-6.04%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.424531	13.064313	5.15%	560
2019	10.632099	12.424531	16.86%	0
2018	12.935427	10.632099	-17.81%	0
2017	11.531665	12.935427	12.17%	0
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.062370	44.294724	7.87%	0
2019	34.460493	41.062370	19.16%	0
2018	38.835123	34.460493	-11.26%	0
2017	35.433065	38.835123	9.60%	0
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.866733	37.721422	14.77%	0
2019	25.763185	32.866733	27.57%	0
2018	27.776087	25.763185	-7.25%	0
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.338937	35.293691	20.30%	179
2019	22.161318	29.338937	32.39%	194
2018	24.471071	22.161318	-9.44%	209
2017	19.759527	24.471071	23.84%	222
2016	18.827496	19.759527	4.95%	241
2015	19.848944	18.827496	-5.15%	254
2014	18.880167	19.848944	5.13%	255
2013	16.026437	18.880167	17.81%	275
2012	14.925244	16.026437	7.38%	259
2011	14.076841	14.925244	6.03%	275
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.623478	25.210464	16.59%	0
2019	18.254737	21.623478	18.45%	0
2018	23.200718	18.254737	-21.32%	0
2017	19.131256	23.200718	21.27%	0
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.765313	11.158163	3.65%	0
2019	9.475661	10.765313	13.61%	0
2018	10.124870	9.475661	-6.41%	0
2017*	10.000000	10.124870	1.25%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.005003	15.265140	-4.62%	0
2019	12.852627	16.005003	24.53%	0
2018	15.873926	12.852627	-19.03%	0
2017	14.566951	15.873926	8.97%	0
2016	11.396586	14.566951	27.82%	0
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.303012	10.246267	-0.55%	0
2019	9.868606	10.303012	4.40%	0
2018	10.131755	9.868606	-2.60%	0
2017	10.045026	10.131755	0.86%	0
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	600
2014	9.989620	9.795618	-1.94%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.537979	10.347125	-1.81%	0
2019	9.013156	10.537979	16.92%	0
2018*	10.000000	9.013156	-9.87%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.521850	13.168466	5.16%	0
2019	11.764188	12.521850	6.44%	0
2018	12.162804	11.764188	-3.28%	0
2017	12.023003	12.162804	1.16%	0
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.301052	13.144879	27.61%	0
2019	8.177759	10.301052	25.96%	0
2018*	10.000000	8.177759	-18.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.840405	17.334960	9.44%	0
2019	14.035877	15.840405	12.86%	0
2018	15.038742	14.035877	-6.67%	0
2017	13.673410	15.038742	9.99%	0
2016	13.326036	13.673410	2.61%	0
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.305430	19.356808	11.85%	0
2019	14.805838	17.305430	16.88%	0
2018	16.170534	14.805838	-8.44%	0
2017	14.264402	16.170534	13.36%	0
2016	13.826793	14.264402	3.16%	0
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.090018	21.710678	13.73%	0
2019	15.775568	19.090018	21.01%	0
2018	17.600078	15.775568	-10.37%	0
2017	14.955090	17.600078	17.69%	0
2016	14.418463	14.955090	3.72%	0
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.212012	15.732207	19.08%	0
2019	10.917851	13.212012	21.01%	0
2018	11.719904	10.917851	-6.84%	0
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.475316	47.586056	26.98%	0
2019	29.279031	37.475316	27.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.600285	7.590834	-34.56%	0
2019	10.833371	11.600285	7.08%	0
2018	14.771521	10.833371	-26.66%	347
2017	15.581654	14.771521	-5.20%	347
2016	11.969595	15.581654	30.18%	485
2015	15.491530	11.969595	-22.73%	485
2014	18.214517	15.491530	-14.95%	506
2013	15.047983	18.214517	21.04%	485
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.602274	27.607672	3.78%	0
2019	21.465566	26.602274	23.93%	0
2018	24.074616	21.465566	-10.84%	0
2017	21.917420	24.074616	9.84%	0
2016	19.096009	21.917420	14.77%	0
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.217910	14.915161	4.90%	0
2019	11.244855	14.217910	26.44%	0
2018	12.702595	11.244855	-11.48%	0
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.477740	52.455265	39.96%	851
2019	28.690494	37.477740	30.63%	968
2018	29.558256	28.690494	-2.94%	1,020
2017	22.485003	29.558256	31.46%	1,029
2016	22.933839	22.485003	-1.96%	1,028
2015	22.002728	22.933839	4.23%	1,066
2014	20.328141	22.002728	8.24%	1,056
2013	15.330140	20.328141	32.60%	1,101
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.844068	13.670562	6.43%	1,324
2019	12.040991	12.844068	6.67%	0
2018	12.449452	12.040991	-3.28%	0
2017	12.277646	12.449452	1.40%	0
2016	12.051911	12.277646	1.87%	0
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.201826	46.200298	14.92%	0
2019	33.475504	40.201826	20.09%	0
2018	40.291272	33.475504	-16.92%	0
2017	34.280833	40.291272	17.53%	0
2016	31.412027	34.280833	9.13%	0
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.692628	26.642392	12.45%	239
2019	19.058712	23.692628	24.31%	240
2018	23.015992	19.058712	-17.19%	251
2017	18.158741	23.015992	26.75%	235
2016	19.658786	18.158741	-7.63%	261
2015	19.519505	19.658786	0.71%	246
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.849832	11.677595	-9.12%	0
2019	10.719282	12.849832	19.88%	0
2018	11.754567	10.719282	-8.81%	0
2017	11.616930	11.754567	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.887095	35.689617	5.32%	0
2019	25.918001	33.887095	30.75%	0
2018	32.225676	25.918001	-19.57%	0
2017	27.752622	32.225676	16.12%	0
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.236804	14.421506	8.95%	1,359
2019	11.326752	13.236804	16.86%	1,363
2018	12.859712	11.326752	-11.92%	1,370
2017	11.777646	12.859712	9.19%	1,315
2016	10.672122	11.777646	10.36%	2,166
2015	11.670996	10.672122	-8.56%	2,175
2014	11.638805	11.670996	0.28%	2,176
2013	9.644519	11.638805	20.68%	2,219
2012	8.577245	9.644519	12.44%	1,505
2011	8.934515	8.577245	-4.00%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.704422	15.417984	-1.82%	68
2019	13.878341	15.704422	13.16%	68
2018	14.876539	13.878341	-6.71%	68
2017	13.911195	14.876539	6.94%	68
2016	12.512181	13.911195	11.18%	153
2015	13.807088	12.512181	-9.38%	274
2014	13.536324	13.807088	2.00%	388
2013	12.184620	13.536324	11.09%	2,416
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	32.546207	36.800282	13.07%	169
2019	25.830017	32.546207	26.00%	174
2018	27.912825	25.830017	-7.46%	178
2017	23.744626	27.912825	17.55%	192
2016	20.985158	23.744626	13.15%	197
2015	22.338182	20.985158	-6.06%	227
2014	21.072758	22.338182	6.01%	232
2013	16.665089	21.072758	26.45%	245
2012	15.267189	16.665089	9.16%	253
2011	14.771633	15.267189	3.35%	270
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.212825	38.165126	2.56%	0
2019	30.207739	37.212825	23.19%	0
2018	35.566924	30.207739	-15.07%	0
2017	32.964863	35.566924	7.89%	0
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.552413	13.199070	14.25%	0
2019	9.351920	11.552413	23.53%	0
2018	11.392760	9.351920	-17.91%	0
2017	8.321240	11.392760	36.91%	0
2016	7.266503	8.321240	14.52%	0
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.956778	18.268733	-3.63%	0
2019	17.278050	18.956778	9.72%	0
2018	20.960572	17.278050	-17.57%	0
2017	18.421273	20.960572	13.78%	0
2016	17.627491	18.421273	4.50%	0
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.836397	8.160424	-7.65%	91
2019	8.884145	8.836397	-0.54%	91
2018	8.940002	8.884145	-0.62%	91
2017	8.995368	8.940002	-0.62%	91
2016	8.962023	8.995368	0.37%	206
2015	9.605373	8.962023	-6.70%	1,003
2014	9.674338	9.605373	-0.71%	610
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.933466	12.113743	1.51%	0
2019	10.934258	11.933466	9.14%	0
2018	11.724609	10.934258	-6.74%	0
2017	10.630498	11.724609	10.29%	0
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.898375	10.299405	4.05%	0
2019	9.329154	9.898375	6.10%	0
2018*	10.000000	9.329154	-6.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.255808	9.691143	4.70%	0
2019	9.039940	9.255808	2.39%	0
2018	9.768766	9.039940	-7.46%	0
2017	9.663447	9.768766	1.09%	0
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.565719	29.857689	38.45%	0
2019	16.212803	21.565719	33.02%	0
2018	17.304205	16.212803	-6.31%	0
2017	13.970557	17.304205	23.86%	0
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.543060	45.43%	443
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.434781	46.476939	24.15%	136
2019	29.207500	37.434781	28.17%	151
2018	34.594510	29.207500	-15.57%	160
2017	26.025903	34.594510	32.92%	155
2016	26.733418	26.025903	-2.65%	179
2015	26.447693	26.733418	1.08%	180
2014	26.579415	26.447693	-0.50%	190
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.050738	10.092620	0.42%	0
2019	9.319922	10.050738	7.84%	0
2018	10.014859	9.319922	-6.94%	0
2017	9.686205	10.014859	3.39%	0
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.736766	32.963520	10.85%	0
2019	23.151390	29.736766	28.44%	0
2018	25.841009	23.151390	-10.41%	0
2017	22.721611	25.841009	13.73%	0
2016	20.936971	22.721611	8.52%	0
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.198473	16.143223	6.22%	0
2019	12.466790	15.198473	21.91%	0
2018	14.466453	12.466790	-13.82%	0
2017	12.940115	14.466453	11.80%	0
2016	11.727343	12.940115	10.34%	0
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.506803	46.082944	16.65%	0
2019	32.124422	39.506803	22.98%	0
2018	36.835152	32.124422	-12.79%	0
2017	33.163600	36.835152	11.07%	0
2016	28.903522	33.163600	14.74%	0
2015	31.568512	28.903522	-8.44%	162
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.307184	12.164197	18.02%	0
2019	8.262028	10.307184	24.75%	0
2018	10.535022	8.262028	-21.58%	0
2017	8.544637	10.535022	23.29%	0
2016	9.007720	8.544637	-5.14%	0
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.826133	17.571947	11.03%	1,189
2019	13.329055	15.826133	18.73%	1,161
2018	14.459290	13.329055	-7.82%	1,169
2017	12.537842	14.459290	15.33%	1,223
2016	13.197400	12.537842	-5.00%	2,311
2015	14.768595	13.197400	-10.64%	2,254
2014	15.989286	14.768595	-7.63%	2,289
2013	13.105433	15.989286	22.01%	6,323
2012	11.279287	13.105433	16.19%	7,485
2011	12.466316	11.279287	-9.52%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.761566	13.192537	3.38%	0
2019	11.771216	12.761566	8.41%	0
2018	12.335618	11.771216	-4.58%	0
2017	11.858976	12.335618	4.02%	0
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	608
2014	11.557449	11.483165	-0.64%	44
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.506292	29.791569	45.28%	0
2019	15.247094	20.506292	34.49%	0
2018	15.649469	15.247094	-2.57%	0
2017	12.647689	15.649469	23.73%	0
2016	12.223560	12.647689	3.47%	0
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.927889	31.049998	11.18%	0
2019	23.426092	27.927889	19.22%	0
2018	23.926968	23.426092	-2.09%	0
2017	20.771592	23.926968	15.19%	0
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.996580	10.745870	7.50%	0
2019	9.382403	9.996580	6.55%	0
2018	9.749748	9.382403	-3.77%	0
2017	9.674657	9.749748	0.78%	0
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	47.722130	64.692818	35.56%	0
2019	35.765291	47.722130	33.43%	0
2018	36.067779	35.765291	-0.84%	0
2017	28.454294	36.067779	26.76%	0
2016	28.625835	28.454294	-0.60%	0
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.906725	45.421932	46.96%	356
2019	21.888537	30.906725	41.20%	203
2018	22.250801	21.888537	-1.63%	0
2017	15.746718	22.250801	41.30%	0
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	24
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.541805	31.155704	13.12%	0
2019	22.293923	27.541805	23.54%	0
2018	26.948199	22.293923	-17.27%	0
2017	21.128300	26.948199	27.55%	0
2016	23.226623	21.128300	-9.03%	0
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.497783	9.142166	-3.74%	0
2019	8.245430	9.497783	15.19%	0
2018	10.385412	8.245430	-20.61%	0
2017	8.332214	10.385412	24.64%	0
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	895
2014	9.762653	9.077106	-7.02%	46
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.218968	10.703509	4.74%	0
2019	9.667907	10.218968	5.70%	0
2018	10.020058	9.667907	-3.51%	0
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.730418	29.426444	41.95%	0
2019	15.049926	20.730418	37.74%	0
2018	15.707896	15.049926	-4.19%	0
2017	12.751594	15.707896	23.18%	0
2016	12.020009	12.751594	6.09%	0
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.304302	33.517211	0.64%	0
2019	26.375722	33.304302	26.27%	0
2018	30.182023	26.375722	-12.61%	530
2017	26.377383	30.182023	14.42%	530
2016	23.776352	26.377383	10.94%	0
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.769551	12.127955	12.61%	0
2019*	10.000000	10.769551	7.70%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.820499	23.229968	17.20%	0
2019	16.178354	19.820499	22.51%	0
2018	18.383379	16.178354	-11.99%	0
2017	14.866175	18.383379	23.66%	0
2016	14.682254	14.866175	1.25%	0
2015	14.163525	14.682254	3.66%	523
2014	14.363990	14.163525	-1.40%	41
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.596855	19.774186	19.14%	0
2019	12.194976	16.596855	36.10%	0
2018	12.437880	12.194976	-1.95%	0
2017	9.957551	12.437880	24.91%	0
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.214478	32.14%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.524479	35.24%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.393174	12.995464	4.86%	0
2019	11.491579	12.393174	7.85%	0
2018	11.896205	11.491579	-3.40%	0
2017	11.521225	11.896205	3.25%	0
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.063516	22.702193	2.89%	0
2019	19.820662	22.063516	11.32%	0
2018	21.872681	19.820662	-9.38%	0
2017	20.469749	21.872681	6.85%	0
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.236039	10.797759	-3.90%	0
2019	9.012538	11.236039	24.67%	0
2018	10.036818	9.012538	-10.21%	0
2017	9.146086	10.036818	9.74%	0
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.628874	21.843845	11.28%	0
2019	16.235463	19.628874	20.90%	0
2018	17.942820	16.235463	-9.52%	0
2017	15.658316	17.942820	14.59%	0
2016	14.466734	15.658316	8.24%	0
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.853342	17.423280	46.99%	0
2019	9.151909	11.853342	29.52%	0
2018	11.266088	9.151909	-18.77%	0
2017	9.203737	11.266088	22.41%	0
2016	9.678310	9.203737	-4.90%	0
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.018823	18.584172	9.20%	3,189
2019	14.451698	17.018823	17.76%	3,378
2018	15.601199	14.451698	-7.37%	3,532
2017	13.817731	15.601199	12.91%	3,699
2016	13.000970	13.817731	6.28%	3,859
2015	13.204394	13.000970	-1.54%	5,196
2014	12.899241	13.204394	2.37%	4,201
2013	10.731138	12.899241	20.20%	4,374
2012	9.511961	10.731138	12.82%	0
2011	9.665526	9.511961	-1.59%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.640470	11.329563	6.48%	0
2019	10.013715	10.640470	6.26%	0
2018	10.383360	10.013715	-3.56%	0
2017	10.317483	10.383360	0.64%	0
2016	10.308090	10.317483	0.09%	0
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	0
2013	10.899178	10.353172	-5.01%	0
2012	10.650364	10.899178	2.34%	0
2011	10.331310	10.650364	3.09%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.001082	26.604778	26.68%	0
2019	15.981313	21.001082	31.41%	0
2018	18.098955	15.981313	-11.70%	0
2017	14.172618	18.098955	27.70%	0
2016	14.507823	14.172618	-2.31%	1,736
2015	13.966038	14.507823	3.88%	1,706
2014	14.065971	13.966038	-0.71%	1,875
2013	11.214478	14.065971	25.43%	1,845
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.592910	33.372553	47.71%	0
2019	17.785566	22.592910	27.03%	0
2018	18.364817	17.785566	-3.15%	0
2017	14.737531	18.364817	24.61%	0
2016	13.858228	14.737531	6.34%	0
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.202377	20.068340	10.25%	0
2019	14.855962	18.202377	22.53%	0
2018	15.579538	14.855962	-4.64%	0
2017	13.104335	15.579538	18.89%	0
2016	12.098012	13.104335	8.32%	0
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	27
2013	8.809726	11.421466	29.65%	0
2012	7.719034	8.809726	14.13%	0
2011	8.097596	7.719034	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.274540	14.482722	1.46%	0
2019	13.410904	14.274540	6.44%	0
2018	14.087051	13.410904	-4.80%	0
2017	13.586966	14.087051	3.68%	0
2016	12.825357	13.586966	5.94%	0
2015	13.545777	12.825357	-5.32%	28
2014	13.373714	13.545777	1.29%	380
2013	13.872647	13.373714	-3.60%	829
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.921055	32.105747	7.30%	0
2019	23.785157	29.921055	25.80%	0
2018	24.466462	23.785157	-2.78%	0
2017	20.867221	24.466462	17.25%	0
2016	19.252521	20.867221	8.39%	0
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	0
2012	12.712220	14.109883	10.99%	0
2011	12.988392	12.712220	-2.13%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.606644	29.832697	0.76%	0
2019	23.908837	29.606644	23.83%	0
2018	26.502628	23.908837	-9.79%	0
2017	23.094961	26.502628	14.76%	0
2016	20.145231	23.094961	14.64%	0
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.697466	11.947334	11.68%	0
2019	9.545181	10.697466	12.07%	0
2018	10.697559	9.545181	-10.77%	0
2017	9.263395	10.697559	15.48%	0
2016	9.225806	9.263395	0.41%	0
2015*	10.000000	9.225806	-7.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.716589	16.150825	9.75%	0
2019	12.176386	14.716589	20.86%	0
2018	13.994244	12.176386	-12.99%	0
2017	11.980036	13.994244	16.81%	0
2016	11.338062	11.980036	5.66%	0
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.207061	14.123402	6.94%	0
2019	11.659273	13.207061	13.28%	0
2018	12.755071	11.659273	-8.59%	0
2017	11.674224	12.755071	9.26%	0
2016	11.283495	11.674224	3.46%	0
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	0
2012	9.502523	10.289133	8.28%	0
2011	9.878523	9.502523	-3.81%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.223163	15.457801	8.68%	0
2019	12.132200	14.223163	17.23%	0
2018	13.550858	12.132200	-10.47%	0
2017	12.000486	13.550858	12.92%	0
2016	11.467688	12.000486	4.65%	0
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.566975	12.134147	4.90%	0
2019	10.719680	11.566975	7.90%	0
2018	11.290229	10.719680	-5.05%	0
2017	10.886668	11.290229	3.71%	0
2016	10.672705	10.886668	2.00%	0
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	0
2012	10.207364	10.697805	4.80%	0
2011	10.322807	10.207364	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.578487	11.858203	2.42%	0
2019	10.430438	11.578487	11.01%	0
2018	11.506329	10.430438	-9.35%	0
2017	10.282202	11.506329	11.91%	0
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.045353	12.608551	4.68%	0
2019	10.704115	12.045353	12.53%	0
2018	11.815951	10.704115	-9.41%	0
2017	10.287690	11.815951	14.86%	0
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.759868	14.850014	7.92%	0
2019	11.945231	13.759868	15.19%	0
2018	13.187891	11.945231	-9.42%	0
2017	11.867261	13.187891	11.13%	0
2016	11.402270	11.867261	4.08%	0
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	0
2012	9.213622	10.093929	9.55%	0
2011	9.675057	9.213622	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.456965	15.823705	9.45%	0
2019	12.130806	14.456965	19.18%	0
2018	13.750469	12.130806	-11.78%	0
2017	11.943788	13.750469	15.13%	0
2016	11.384896	11.943788	4.91%	0
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.743622	13.550179	6.33%	0
2019	11.434948	12.743622	11.44%	0
2018	12.316505	11.434948	-7.16%	0
2017	11.495030	12.316505	7.15%	0
2016	11.121874	11.495030	3.36%	0
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	0
2012	9.764236	10.475689	7.29%	0
2011	10.041190	9.764236	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.820433	14.172912	2.55%	0
2019	12.601322	13.820433	9.67%	0
2018	15.331910	12.601322	-17.81%	0
2017	12.812909	15.331910	19.66%	0
2016	12.995651	12.812909	-1.41%	0
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.720735	17.21%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.726452	12.207619	4.10%	0
2019	11.064749	11.726452	5.98%	0
2018	11.428664	11.064749	-3.18%	0
2017	11.250645	11.428664	1.58%	0
2016	10.988310	11.250645	2.39%	0
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	8,062
2013	11.674675	11.140479	-4.58%	0
2012	11.141081	11.674675	4.79%	0
2011	10.754996	11.141081	3.59%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.507374	13.297145	6.31%	0
2019	11.705092	12.507374	6.85%	0
2018	12.183998	11.705092	-3.93%	0
2017	12.041924	12.183998	1.18%	0
2016	11.951147	12.041924	0.76%	0
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.405127	10.524655	1.15%	0
2019	10.012493	10.405127	3.92%	0
2018*	10.000000	10.012493	0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.480517	33.580998	10.17%	0
2019	25.485659	30.480517	19.60%	0
2018	31.748587	25.485659	-19.73%	0
2017	23.055659	31.748587	37.70%	0
2016	21.999811	23.055659	4.80%	1,030
2015	26.937085	21.999811	-18.33%	1,040
2014	29.307446	26.937085	-8.09%	877
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.810911	21.511183	3.36%	0
2019	18.602315	20.810911	11.87%	0
2018	19.671950	18.602315	-5.44%	0
2017	18.897962	19.671950	4.10%	0
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.019323	11.397398	3.43%	0
2019	10.634993	11.019323	3.61%	0
2018	10.914451	10.634993	-2.56%	0
2017	10.964983	10.914451	-0.46%	0
2016	11.162558	10.964983	-1.77%	0
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	0
2012	11.960441	12.017135	0.47%	0
2011	11.436494	11.960441	4.58%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.860559	7.682708	-2.26%	0
2019	7.921002	7.860559	-0.76%	0
2018	8.013781	7.921002	-1.16%	0
2017	8.184195	8.013781	-2.08%	0
2016	8.392825	8.184195	-2.49%	0
2015	8.608023	8.392825	-2.50%	46
2014	8.828741	8.608023	-2.50%	345
2013	9.055116	8.828741	-2.50%	1,086
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.100251	9.554614	4.99%	0
2019	7.849044	9.100251	15.94%	0
2018	9.450427	7.849044	-16.95%	0
2017	7.626951	9.450427	23.91%	0
2016	7.772712	7.626951	-1.88%	0
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.014412	10.459942	4.45%	4,279
2019	8.474415	10.014412	18.17%	3,837
2018	10.123098	8.474415	-16.29%	3,822
2017	8.341729	10.123098	21.35%	3,426
2016	8.510514	8.341729	-1.98%	4,344
2015	8.851734	8.510514	-3.85%	4,172
2014	9.677590	8.851734	-8.53%	4,035
2013	8.202236	9.677590	17.99%	3,669
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.440257	30.183262	10.00%	0
2019	22.745727	27.440257	20.64%	0
2018	25.599213	22.745727	-11.15%	0
2017	22.168070	25.599213	15.48%	0
2016	20.768510	22.168070	6.74%	0
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.531740	17.634643	6.67%	0
2019	14.700365	16.531740	12.46%	0
2018	15.848006	14.700365	-7.24%	0
2017	14.625255	15.848006	8.36%	0
2016	14.109894	14.625255	3.65%	0
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.139049	21.917094	8.83%	0
2019	17.221344	20.139049	16.94%	0
2018	18.887656	17.221344	-8.82%	0
2017	16.871973	18.887656	11.95%	0
2016	16.060377	16.871973	5.05%	0
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.068032	13.596966	4.05%	0
2019	12.236571	13.068032	6.79%	0
2018	12.782606	12.236571	-4.27%	0
2017	12.404515	12.782606	3.05%	0
2016	12.201448	12.404515	1.66%	0
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.575555	11.800862	1.95%	0
2019	10.506657	11.575555	10.17%	0
2018	11.420067	10.506657	-8.00%	0
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.120842	12.565666	3.67%	0
2019	10.786793	12.120842	12.37%	0
2018	11.778072	10.786793	-8.42%	0
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.268639	21.806286	7.59%	2,452
2019	17.655336	20.268639	14.80%	0
2018	19.201296	17.655336	-8.05%	0
2017	17.437962	19.201296	10.11%	2,798
2016	16.691539	17.437962	4.47%	2,798
2015	17.177048	16.691539	-2.83%	2,798
2014	16.749660	17.177048	2.55%	2,798
2013	14.729835	16.749660	13.71%	2,798
2012	13.634269	14.729835	8.04%	2,798
2011	13.988764	13.634269	-2.53%	2,798
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.518406	26.852759	9.52%	0
2019	20.641363	24.518406	18.78%	0
2018	22.946778	20.641363	-10.05%	0
2017	20.169345	22.946778	13.77%	2,497
2016	19.067781	20.169345	5.78%	2,497
2015	19.700520	19.067781	-3.21%	2,497
2014	19.251370	19.700520	2.33%	2,497
2013	16.134332	19.251370	19.32%	2,497
2012	14.547240	16.134332	10.91%	2,497
2011	15.243674	14.547240	-4.57%	2,497

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.546891	17.513074	5.84%	0
2019	14.954750	16.546891	10.65%	0
2018	15.935070	14.954750	-6.15%	0
2017	14.964079	15.935070	6.49%	0
2016	14.518679	14.964079	3.07%	0
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	7,965
2012	12.853743	13.539173	5.33%	7,965
2011	12.916159	12.853743	-0.48%	7,965
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.388312	10.850271	4.45%	0
2019*	10.000000	10.388312	3.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.686690	12.061725	12.87%	0
2019*	10.000000	10.686690	6.87%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.207946	25.597328	26.67%	0
2019	15.916318	20.207946	26.96%	0
2018	16.892836	15.916318	-5.78%	0
2017	13.338967	16.892836	26.64%	0
2016	13.413092	13.338967	-0.55%	0
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.305825	12.849076	4.41%	0
2019	10.608817	12.305825	16.00%	0
2018	11.433556	10.608817	-7.21%	0
2017	9.974912	11.433556	14.62%	0
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.160068	14.769916	4.31%	0
2019	11.905859	14.160068	18.93%	0
2018	12.535691	11.905859	-5.02%	0
2017	10.564043	12.535691	18.66%	0
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.336139	39.680759	15.57%	317
2019	25.643056	34.336139	33.90%	331
2018	26.716037	25.643056	-4.02%	357
2017	21.562217	26.716037	23.90%	401
2016	21.402034	21.562217	0.75%	435
2015	20.940925	21.402034	2.20%	801
2014	19.783916	20.940925	5.85%	489
2013	14.888534	19.783916	32.88%	4,940
2012	12.895523	14.888534	15.46%	8,080
2011	13.563910	12.895523	-4.93%	612
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.489026	26.186531	-1.14%	0
2019	21.445778	26.489026	23.52%	214
2018	24.300273	21.445778	-11.75%	213
2017	22.982269	24.300273	5.73%	223
2016	19.606813	22.982269	17.22%	206
2015	21.044406	19.606813	-6.83%	242
2014	19.109671	21.044406	10.12%	245
2013	14.884970	19.109671	28.38%	271
2012	13.340409	14.884970	11.58%	286
2011	13.615544	13.340409	-2.02%	310
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.760152	17.60%	1,075
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.116726	44.243625	10.29%	1,017
2019	32.745559	40.116726	22.51%	1,120
2018	37.905538	32.745559	-13.61%	1,359
2017	33.576370	37.905538	12.89%	1,351
2016	28.626532	33.576370	17.29%	1,416
2015	30.124019	28.626532	-4.97%	1,438
2014	28.236471	30.124019	6.68%	1,442
2013	21.766621	28.236471	29.72%	1,442
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.805168	19.088899	-3.62%	0
2019	16.401742	19.805168	20.75%	0
2018	19.373540	16.401742	-15.34%	0
2017	17.453402	19.373540	11.00%	0
2016	15.221537	17.453402	14.66%	0
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.615828	40.574901	37.00%	0
2019	22.437391	29.615828	31.99%	0
2018	25.076652	22.437391	-10.52%	0
2017	20.632406	25.076652	21.54%	0
2016	19.582007	20.632406	5.36%	0
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.340485	34.116497	2.33%	0
2019	28.810360	33.340485	15.72%	0
2018	35.659867	28.810360	-19.21%	0
2017	33.628005	35.659867	6.04%	0
2016	27.455235	33.628005	22.48%	0
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.699768	41.396084	19.30%	0
2019	28.391196	34.699768	22.22%	0
2018	33.411675	28.391196	-15.03%	0
2017	30.270369	33.411675	10.38%	0
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.201918	20.125103	10.57%	0
2019	14.574975	18.201918	24.88%	0
2018	15.739057	14.574975	-7.40%	0
2017	12.937887	15.739057	21.65%	0
2016	11.685965	12.937887	10.71%	0
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.939415	20.928840	10.50%	0
2019	15.410961	18.939415	22.90%	0
2018	16.795166	15.410961	-8.24%	0
2017	14.552164	16.795166	15.41%	0
2016	13.554065	14.552164	7.36%	0
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.459136	14.213679	-8.06%	0
2019	12.154858	15.459136	27.18%	0
2018	12.995619	12.154858	-6.47%	0
2017	12.556448	12.995619	3.50%	0
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	406
2014	10.417275	13.062566	25.39%	32
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.124115	21.974624	14.91%	10,419
2019	14.991145	19.124115	27.57%	11,996
2018	16.165603	14.991145	-7.27%	10,381
2017	13.676096	16.165603	18.20%	10,649
2016	12.590870	13.676096	8.62%	9,253
2015	12.793095	12.590870	-1.58%	9,327
2014	11.603655	12.793095	10.25%	9,472
2013*	10.000000	11.603655	16.04%	9,884
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.325249	9.349602	0.26%	0
2019	9.188790	9.325249	1.49%	0
2018	9.349021	9.188790	-1.71%	0
2017	9.439014	9.349021	-0.95%	0
2016	9.445015	9.439014	-0.06%	3,242
2015	9.720355	9.445015	-2.83%	3,256
2014	9.920601	9.720355	-2.02%	3,253
2013	10.164262	9.920601	-2.40%	3,249
2012	10.070717	10.164262	0.93%	3,250
2011	10.195882	10.070717	-1.23%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.285225	18.945605	16.34%	2,511
2019	13.366460	16.285225	21.84%	2,402
2018	15.465638	13.366460	-13.57%	2,257
2017	13.891091	15.465638	11.33%	2,270
2016	11.786304	13.891091	17.86%	2,340
2015	12.709035	11.786304	-7.26%	2,330
2014	12.467470	12.709035	1.94%	2,290
2013*	10.000000	12.467470	24.67%	2,185
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.186886	31.590239	56.49%	0
2019	15.130620	20.186886	33.42%	0
2018	16.697827	15.130620	-9.39%	0
2017	13.428674	16.697827	24.34%	0
2016	12.985674	13.428674	3.41%	0
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	37.778721	51.461738	36.22%	123
2019	29.247424	37.778721	29.17%	147
2018	32.107634	29.247424	-8.91%	156
2017	26.435064	32.107634	21.46%	166
2016	26.027829	26.435064	1.56%	176
2015	26.432332	26.027829	-1.53%	182
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.727039	8.803082	0.87%	0
2019	8.632544	8.727039	1.09%	0
2018	8.765631	8.632544	-1.52%	0
2017	8.910358	8.765631	-1.62%	0
2016	9.028122	8.910358	-1.30%	0
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.507975	34.398531	16.57%	0
2019	24.041355	29.507975	22.74%	0
2018	26.159329	24.041355	-8.10%	0
2017	22.653111	26.159329	15.48%	0
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.115156	11.429252	2.83%	0
2019	9.984814	11.115156	11.32%	0
2018	10.943552	9.984814	-8.76%	0
2017	10.180742	10.943552	7.49%	0
2016	9.867222	10.180742	3.18%	0
2015	10.627127	9.867222	-7.15%	0
2014	10.614086	10.627127	0.12%	0
2013	10.129888	10.614086	4.78%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.873125	12.137773	2.23%	0
2019	10.440224	11.873125	13.72%	0
2018	11.779959	10.440224	-11.37%	0
2017	10.296198	11.779959	14.41%	0
2016	10.042110	10.296198	2.53%	0
2015	11.365626	10.042110	-11.64%	0
2014	11.554930	11.365626	-1.64%	0
2013	10.248451	11.554930	12.75%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.857170	12.200101	2.89%	0
2019	10.494387	11.857170	12.99%	0
2018	11.652381	10.494387	-9.94%	0
2017	10.518095	11.652381	10.78%	0
2016	10.191346	10.518095	3.21%	0
2015	11.200035	10.191346	-9.01%	0
2014	11.207232	11.200035	-0.06%	0
2013	10.266076	11.207232	9.17%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.902609	11.470690	5.21%	86
2019	10.006954	10.902609	8.95%	86
2018	10.856356	10.006954	-7.82%	86
2017	9.820090	10.856356	10.55%	86
2016	8.919993	9.820090	10.09%	194
2015	10.074444	8.919993	-11.46%	348
2014	10.285999	10.074444	-2.06%	492
2013	10.538238	10.285999	-2.39%	492
2012*	10.000000	10.538238	5.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.474196	10.884289	3.92%	0
2019	9.369848	10.474196	11.79%	0
2018	10.098736	9.369848	-7.22%	0
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	46
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.618922	11.457360	7.90%	0
2019	10.186541	10.618922	4.24%	0
2018	10.892905	10.186541	-6.48%	0
2017	10.088472	10.892905	7.97%	0
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.195977	10.228337	0.32%	0
2019	10.062578	10.195977	1.33%	0
2018	10.297605	10.062578	-2.28%	0
2017	10.430302	10.297605	-1.27%	0
2016	10.559205	10.430302	-1.22%	2,937
2015	10.807402	10.559205	-2.30%	2,924
2014	11.002185	10.807402	-1.77%	2,927
2013	11.310560	11.002185	-2.73%	2,930
2012	10.970530	11.310560	3.10%	2,929
2011	11.138787	10.970530	-1.51%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.908125	9.867195	-0.41%	0
2019	9.895380	9.908125	0.13%	0
2018	10.007688	9.895380	-1.12%	0
2017	10.032315	10.007688	-0.25%	0
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.505457	11.116647	5.82%	86
2019	9.953897	10.505457	5.54%	86
2018	10.275795	9.953897	-3.13%	86
2017	10.054226	10.275795	2.20%	86
2016	10.051626	10.054226	0.03%	194
2015	10.274886	10.051626	-2.17%	348
2014	10.116726	10.274886	1.56%	492
2013	10.593616	10.116726	-4.50%	9,417
2012	9.923217	10.593616	6.76%	7,774
2011*	10.000000	9.923217	-0.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.466591	23.622404	35.24%	0
2019	13.100787	17.466591	33.32%	0
2018	13.126260	13.100787	-0.19%	0
2017	10.283663	13.126260	27.64%	0
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.614025	19.250866	9.29%	0
2019	14.434812	17.614025	22.02%	0
2018	18.306328	14.434812	-21.15%	0
2017	14.831822	18.306328	23.43%	0
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.394500	33.95%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.673507	13.073599	3.16%	0
2019	9.967730	12.673507	27.15%	0
2018	11.173293	9.967730	-10.79%	0
2017*	10.000000	11.173293	11.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.450064	49.722154	26.04%	290
2019	31.455776	39.450064	25.41%	315
2018	31.992907	31.455776	-1.68%	511
2017	25.772901	31.992907	24.13%	511
2016	29.604387	25.772901	-12.94%	427
2015	26.996859	29.604387	9.66%	595
2014	21.100280	26.996859	27.95%	442
2013	14.378070	21.100280	46.75%	8,352
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.307165	6.148706	15.86%	0
2019	4.879804	5.307165	8.76%	0
2018	6.993495	4.879804	-30.22%	0
2017	7.316526	6.993495	-4.42%	0
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.455253	6.335429	16.13%	0
2019	5.001494	5.455253	9.07%	0
2018	7.153403	5.001494	-30.08%	0
2017	7.463016	7.153403	-4.15%	0
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.706604	10.277082	-4.01%	0
2019*	10.000000	10.706604	7.07%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.955629	47.623417	53.84%	533
2019	25.434284	30.955629	21.71%	541
2018	25.753254	25.434284	-1.24%	540
2017	20.985112	25.753254	22.72%	575
2016	19.974321	20.985112	5.06%	580
2015	21.094660	19.974321	-5.31%	519
2014	22.049753	21.094660	-4.33%	561
2013	15.053297	22.049753	46.48%	498
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.206156	12.473080	2.19%	0
2019	10.869010	12.206156	12.30%	0
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.286100	29.244908	-0.14%	0
2019	24.311940	29.286100	20.46%	0
2018	26.500794	24.311940	-8.26%	0
2017	22.928019	26.500794	15.58%	0
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.642561	8.608365	-0.40%	0
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.223998	36.378002	0.43%	0
2019	31.001735	36.223998	16.85%	0
2018	37.563538	31.001735	-17.47%	0
2017	34.154602	37.563538	9.98%	0
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.757741	12.552745	6.76%	0
2019	11.079076	11.757741	6.13%	0
2018	11.700423	11.079076	-5.31%	0
2017	11.580532	11.700423	1.04%	0
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	27.830990	30.226197	8.61%	0
2019	23.078438	27.830990	20.59%	0
2018	25.521835	23.078438	-9.57%	0
2017	21.768976	25.521835	17.24%	0
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.848844	27.439825	-1.47%	0
2019	22.154204	27.848844	25.70%	0
2018	26.123655	22.154204	-15.19%	0
2017	24.047497	26.123655	8.63%	0
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.367885	28.856548	-1.74%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.298265	14.753286	3.18%	0
2019	12.435741	14.298265	14.98%	0
2018	13.420004	12.435741	-7.33%	0
2017	11.994362	13.420004	11.89%	0
2016	11.472779	11.994362	4.55%	0
2015	11.900528	11.472779	-3.59%	0
2014	11.866789	11.900528	0.28%	0
2013	10.098926	11.866789	17.51%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.109790	11.585669	4.28%	0
2019	9.925349	11.109790	11.93%	0
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.036342	10.615980	5.78%	0
2019	9.435850	10.036342	6.36%	0
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.934498	14.063937	0.93%	0
2019	11.218373	13.934498	24.21%	0
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.947964	18.759882	17.63%	0
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.388453	13.019702	5.10%	0
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.708495	43.890483	7.82%	0
2019	34.181034	40.708495	19.10%	0
2018	38.540075	34.181034	-11.31%	0
2017	35.181853	38.540075	9.55%	0
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.583517	37.377210	14.71%	0
2019	25.554283	32.583517	27.51%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.086070	34.971568	20.23%	0
2019	21.981584	29.086070	32.32%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.437040	24.980302	16.53%	0
2019	18.106619	21.437040	18.39%	0
2018	23.024350	18.106619	-21.36%	0
2017	18.995528	23.024350	21.21%	0
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.750584	11.137183	3.60%	0
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.950343	15.205199	-4.67%	0
2019	12.815301	15.950343	24.46%	0
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.267801	10.206006	-0.60%	0
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.530572	10.334548	-1.86%	0
2019	9.011431	10.530572	16.86%	0
2018*	10.000000	9.011431	-9.89%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.413862	13.048200	5.11%	0
2019	11.668721	12.413862	6.39%	0
2018	12.070333	11.668721	-3.33%	0
2017	11.937700	12.070333	1.11%	0
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.292237	13.126896	27.54%	0
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.721684	17.196211	9.38%	0
2019	13.937833	15.721684	12.80%	0
2018	14.941397	13.937833	-6.72%	0
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.175815	19.201964	11.80%	0
2019	14.702477	17.175815	16.82%	0
2018	16.065929	14.702477	-8.49%	0
2017	14.179379	16.065929	13.30%	0
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.946876	21.536841	13.67%	0
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.187215	15.694639	19.01%	0
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.152364	47.151795	26.91%	0
2019	29.041606	37.152364	27.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.513347	7.530076	-34.60%	0
2019	10.757681	11.513347	7.02%	0
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.372962	27.355665	3.73%	0
2019	21.291453	26.372962	23.87%	0
2018	23.891671	21.291453	-10.88%	0
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.191211	14.879524	4.85%	0
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.154751	51.976559	39.89%	0
2019	28.457818	37.154751	30.56%	0
2018	29.333682	28.457818	-2.99%	0
2017	22.325583	29.333682	31.39%	0
2016	22.782894	22.325583	-2.01%	0
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.733391	13.545816	6.38%	0
2019	11.943365	12.733391	6.61%	0
2018	12.354877	11.943365	-3.33%	0
2017	12.190613	12.354877	1.35%	0
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.855301	45.778593	14.86%	0
2019	33.203989	39.855301	20.03%	0
2018	39.985118	33.203989	-16.96%	0
2017	34.037746	39.985118	17.47%	0
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.488365	26.399158	12.39%	0
2019	18.904088	23.488365	24.25%	0
2018	22.841045	18.904088	-17.24%	0
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.805980	11.631771	-9.17%	0
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.594990	35.363820	5.27%	0
2019	25.707757	33.594990	30.68%	0
2018	31.980768	25.707757	-19.61%	0
2017	27.555795	31.980768	16.06%	0
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.157821	14.328094	8.89%	0
2019	11.264936	13.157821	16.80%	0
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	0
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.594715	15.302433	-1.87%	0
2019	13.788455	15.594715	13.10%	0
2018	14.787805	13.788455	-6.76%	0
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	32.265677	36.464365	13.01%	0
2019	25.620517	32.265677	25.94%	0
2018	27.700716	25.620517	-7.51%	0
2017	23.576251	27.700716	17.49%	0
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.892059	37.816746	2.51%	0
2019	29.962697	36.892059	23.13%	0
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.518838	13.153946	14.20%	0
2019	9.329520	11.518838	23.47%	0
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.793374	18.101975	-3.68%	0
2019	17.137890	18.793374	9.66%	0
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.806212	8.128388	-7.70%	0
2019	8.858343	8.806212	-0.59%	0
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.886622	12.060019	1.46%	0
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.889910	10.285333	4.00%	0
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.224216	9.653117	4.65%	0
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.480965	29.725103	38.38%	0
2019	16.157368	21.480965	32.95%	0
2018	17.253945	16.157368	-6.36%	0
2017	13.937108	17.253945	23.80%	0
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.538084	45.38%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.112095	46.052681	24.09%	0
2019	28.970580	37.112095	28.10%	0
2018	34.331610	28.970580	-15.62%	0
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.013799	10.050367	0.37%	0
2019	9.290422	10.013799	7.79%	0
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.480387	32.662566	10.79%	0
2019	22.963563	29.480387	28.38%	0
2018	25.644598	22.963563	-10.45%	0
2017	22.560441	25.644598	13.67%	0
2016	20.799097	22.560441	8.47%	0
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.138809	16.071594	6.16%	0
2019	12.424219	15.138809	21.85%	0
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.166291	45.662349	16.59%	0
2019	31.863862	39.166291	22.92%	0
2018	36.555250	31.863862	-12.83%	0
2017	32.928435	36.555250	11.01%	0
2016	28.713249	32.928435	14.68%	0
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.277278	12.122682	17.96%	0
2019	8.242273	10.277278	24.69%	0
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.739794	17.467134	10.97%	0
2019	13.263135	15.739794	18.67%	0
2018	14.395202	13.263135	-7.86%	0
2017	12.488649	14.395202	15.27%	0
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.711487	13.134017	3.32%	0
2019	11.731030	12.711487	8.36%	0
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.425818	29.659457	45.21%	0
2019	15.195047	20.425818	34.42%	0
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.687088	30.766495	11.12%	0
2019	23.236019	27.687088	19.16%	0
2018	23.745083	23.236019	-2.14%	0
2017	20.624237	23.745083	15.13%	0
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.972656	10.714672	7.44%	0
2019	9.364757	9.972656	6.49%	0
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	47.310983	64.102613	35.49%	0
2019	35.475349	47.310983	33.36%	0
2018	35.793847	35.475349	-0.89%	0
2017	28.252628	35.793847	26.69%	0
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.785300	45.220308	46.89%	0
2019	21.813724	30.785300	41.13%	0
2018	22.186202	21.813724	-1.68%	0
2017	15.709029	22.186202	41.23%	0
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.304373	30.871277	13.06%	0
2019	22.113061	27.304373	23.48%	0
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.465323	9.106241	-3.79%	0
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.199785	10.677932	4.69%	0
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.649019	29.295898	41.88%	0
2019	14.998519	20.649019	37.67%	0
2018	15.662335	14.998519	-4.24%	0
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.017270	33.211292	0.59%	0
2019	26.161819	33.017270	26.20%	0
2018	29.952720	26.161819	-12.66%	0
2017	26.190386	29.952720	14.37%	0
2016	23.619868	26.190386	10.88%	0
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	0
2013	17.241002	22.782329	32.14%	0
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.765856	12.117587	12.56%	0
2019*	10.000000	10.765856	7.66%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.722513	23.103270	17.14%	0
2019	16.106632	19.722513	22.45%	0
2018	18.311334	16.106632	-12.04%	0
2017	14.815493	18.311334	23.60%	0
2016	14.639677	14.815493	1.20%	0
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.556347	19.715825	19.08%	0
2019	12.171445	16.556347	36.03%	0
2018	12.420294	12.171445	-2.00%	0
2017	9.948556	12.420294	24.85%	0
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.209966	32.10%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.519860	35.20%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.287668	12.878229	4.81%	0
2019	11.399590	12.287668	7.79%	0
2018	11.807065	11.399590	-3.45%	0
2017	11.440755	11.807065	3.20%	0
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.871959	22.493537	2.84%	0
2019	19.658649	21.871959	11.26%	0
2018	21.705105	19.658649	-9.43%	0
2017	20.323315	21.705105	6.80%	0
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.209154	10.766388	-3.95%	0
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.536806	21.730247	11.23%	0
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	0
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.782630	17.310469	46.92%	0
2019	9.101980	11.782630	29.45%	0
2018	11.210407	9.101980	-18.81%	0
2017	9.162929	11.210407	22.35%	0
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.899882	18.444827	9.14%	0
2019	14.358063	16.899882	17.70%	0
2018	15.508121	14.358063	-7.42%	0
2017	13.742313	15.508121	12.85%	0
2016	12.936619	13.742313	6.23%	0
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	0
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.566104	11.244618	6.42%	0
2019	9.948833	10.566104	6.20%	0
2018	10.321399	9.948833	-3.61%	0
2017	10.261170	10.321399	0.59%	0
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.854358	26.405359	26.62%	0
2019	15.877800	20.854358	31.34%	0
2018	17.991002	15.877800	-11.75%	0
2017	14.095292	17.991002	27.64%	0
2016	14.436052	14.095292	-2.36%	0
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.434941	33.122252	47.64%	0
2019	17.670266	22.434941	26.96%	0
2018	18.255174	17.670266	-3.20%	0
2017	14.657029	18.255174	24.55%	0
2016	13.789587	14.657029	6.29%	0
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.084507	19.928160	10.19%	0
2019	14.767337	18.084507	22.46%	0
2018	15.494573	14.767337	-4.69%	0
2017	13.039542	15.494573	18.83%	0
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	0
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.151481	14.350499	1.41%	0
2019	13.302099	14.151481	6.39%	0
2018	13.979972	13.302099	-4.85%	0
2017	13.490590	13.979972	3.63%	0
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.663124	31.812653	7.25%	0
2019	23.592224	29.663124	25.73%	0
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	0
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.351463	29.560399	0.71%	0
2019	23.714918	29.351463	23.77%	0
2018	26.301238	23.714918	-9.83%	0
2017	22.931176	26.301238	14.70%	0
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.672958	11.913865	11.63%	0
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
2015*	10.000000	9.223586	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.628774	16.046208	9.69%	0
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.128269	14.031946	6.88%	0
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.138340	15.357742	8.62%	0
2019	12.066030	14.138340	17.17%	0
2018	13.483910	12.066030	-10.52%	0
2017	11.947312	13.483910	12.86%	0
2016	11.422711	11.947312	4.59%	0
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.498002	12.055611	4.85%	0
2019	10.661228	11.498002	7.85%	0
2018	11.234458	10.661228	-5.10%	0
2017	10.838423	11.234458	3.65%	0
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.538950	11.811651	2.36%	0
2019	10.400154	11.538950	10.95%	0
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.004222	12.559058	4.62%	0
2019	10.673032	12.004222	12.47%	0
2018	11.787722	10.673032	-9.46%	0
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.677812	14.753900	7.87%	0
2019	11.880088	13.677812	15.13%	0
2018	13.122733	11.880088	-9.47%	0
2017	11.814656	13.122733	11.07%	0
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.370697	15.721207	9.40%	0
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.667601	13.462442	6.27%	0
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.744996	14.088325	2.50%	0
2019	12.538971	13.744996	9.62%	0
2018	15.263937	12.538971	-17.85%	0
2017	12.762624	15.263937	19.60%	0
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.719490	17.19%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.656513	12.128585	4.05%	0
2019	11.004394	11.656513	5.93%	0
2018	11.372198	11.004394	-3.23%	0
2017	11.200787	11.372198	1.53%	0
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.432749	13.211029	6.26%	0
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.396221	10.510255	1.10%	0
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.217704	33.274371	10.12%	0
2019	25.278869	30.217704	19.54%	0
2018	31.507248	25.278869	-19.77%	0
2017	22.892092	31.507248	37.63%	0
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.631583	21.314877	3.31%	0
2019	18.451471	20.631583	11.82%	0
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.924353	11.293382	3.38%	0
2019	10.548742	10.924353	3.56%	0
2018	10.831515	10.548742	-2.61%	0
2017	10.887230	10.831515	-0.51%	0
2016	11.089083	10.887230	-1.82%	0
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.792651	7.612425	-2.31%	0
2019	7.856603	7.792651	-0.81%	0
2018	7.952735	7.856603	-1.21%	0
2017	8.126009	7.952735	-2.13%	0
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.045922	9.492693	4.94%	0
2019	7.806189	9.045922	15.88%	0
2018	9.403671	7.806189	-16.99%	0
2017	7.593107	9.403671	23.84%	0
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.944448	10.381535	4.40%	0
2019	8.419518	9.944448	18.11%	0
2018	10.062709	8.419518	-16.33%	0
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.203658	29.907670	9.94%	0
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	0
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.441528	17.529421	6.62%	0
2019	14.627643	16.441528	12.40%	0
2018	15.777749	14.627643	-7.29%	0
2017	14.567863	15.777749	8.31%	0
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.029143	21.786307	8.77%	0
2019	17.136146	20.029143	16.88%	0
2018	18.803911	17.136146	-8.87%	0
2017	16.805757	18.803911	11.89%	0
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.955404	13.472869	3.99%	0
2019	12.137332	12.955404	6.74%	0
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.536059	11.754568	1.89%	0
2019	10.476182	11.536059	10.12%	0
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.079473	12.516366	3.62%	0
2019	10.755491	12.079473	12.31%	0
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.094005	21.607320	7.53%	0
2019	17.512185	20.094005	14.74%	0
2018	19.055448	17.512185	-8.10%	0
2017	17.314355	19.055448	10.06%	0
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.307089	26.607667	9.46%	0
2019	20.473955	24.307089	18.72%	0
2018	22.772424	20.473955	-10.09%	0
2017	20.026333	22.772424	13.71%	0
2016	18.942264	20.026333	5.72%	0
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.404283	17.353248	5.78%	0
2019	14.833471	16.404283	10.59%	0
2018	15.814004	14.833471	-6.20%	0
2017	14.857986	15.814004	6.43%	0
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.384758	10.840999	4.39%	0
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.683021	12.051397	12.81%	0
2019*	10.000000	10.683021	6.83%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.087379	25.431569	26.60%	0
2019	15.829473	20.087379	26.90%	0
2018	16.809340	15.829473	-5.83%	0
2017	13.279826	16.809340	26.58%	0
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.271356	12.806516	4.36%	0
2019	10.584536	12.271356	15.94%	0
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.120424	14.721009	4.25%	0
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.148833	39.444062	15.51%	0
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	0
2017	21.477644	26.597647	23.84%	0
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.344496	26.030283	-1.19%	0
2019	21.339706	26.344496	23.45%	0
2018	24.192566	21.339706	-11.79%	0
2017	22.892101	24.192566	5.68%	0
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.758328	17.58%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.770879	43.839708	10.23%	0
2019	32.479909	39.770879	22.45%	0
2018	37.617452	32.479909	-13.66%	0
2017	33.338231	37.617452	12.84%	0
2016	28.438030	33.338231	17.23%	0
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.686942	18.965209	-3.67%	0
2019	16.312200	19.686942	20.69%	0
2018	19.277733	16.312200	-15.38%	0
2017	17.375973	19.277733	10.94%	0
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.360542	40.204545	36.93%	0
2019	22.255389	29.360542	31.93%	0
2018	24.886092	22.255389	-10.57%	0
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.053148	33.805118	2.28%	0
2019	28.576720	33.053148	15.66%	0
2018	35.388948	28.576720	-19.25%	0
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.400655	41.018209	19.24%	0
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.093306	19.994754	10.51%	0
2019	14.495430	18.093306	24.82%	0
2018	15.661239	14.495430	-7.44%	0
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.826366	20.793238	10.45%	0
2019	15.326830	18.826366	22.83%	0
2018	16.712104	15.326830	-8.29%	0
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.366886	14.121608	-8.10%	0
2019	12.088530	15.366886	27.12%	0
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.058837	21.888391	14.85%	0
2019	14.947649	19.058837	27.50%	0
2018	16.127017	14.947649	-7.31%	0
2017	13.650424	16.127017	18.14%	0
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.269587	9.289039	0.21%	0
2019	9.138619	9.269587	1.43%	0
2018	9.302776	9.138619	-1.76%	0
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.229630	18.871258	16.28%	0
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.066407	31.385622	56.41%	0
2019	15.048029	20.066407	33.35%	0
2018	16.615262	15.048029	-9.43%	0
2017	13.369108	16.615262	24.28%	0
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	37.450780	50.988870	36.15%	0
2019	29.008415	37.450780	29.10%	0
2018	31.861691	29.008415	-8.96%	0
2017	26.245982	31.861691	21.40%	0
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.651835	8.722751	0.82%	0
2019	8.562546	8.651835	1.04%	0
2018	8.699031	8.562546	-1.57%	0
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.256743	34.088167	16.51%	0
2019	23.848893	29.256743	22.68%	0
2018	25.963308	23.848893	-8.14%	0
2017	22.494860	25.963308	15.42%	0
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.074375	11.381471	2.77%	0
2019	9.953295	11.074375	11.26%	0
2018	10.914642	9.953295	-8.81%	0
2017	10.159038	10.914642	7.44%	0
2016	9.851226	10.159038	3.12%	0
2015	10.615345	9.851226	-7.20%	0
2014	10.607759	10.615345	0.07%	0
2013	10.129050	10.607759	4.73%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.829574	12.087057	2.18%	0
2019	10.407265	11.829574	13.67%	0
2018	11.748828	10.407265	-11.42%	0
2017	10.274242	11.748828	14.35%	0
2016	10.025832	10.274242	2.48%	0
2015	11.353045	10.025832	-11.69%	0
2014	11.548067	11.353045	-1.69%	0
2013	10.247605	11.548067	12.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.813691	12.149133	2.84%	0
2019	10.461272	11.813691	12.93%	0
2018	11.621617	10.461272	-9.98%	0
2017	10.495682	11.621617	10.73%	0
2016	10.174841	10.495682	3.15%	0
2015	11.187634	10.174841	-9.05%	0
2014	11.200564	11.187634	-0.12%	0
2013	10.265225	11.200564	9.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.859809	11.419798	5.16%	0
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.438408	10.841534	3.86%	0
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.560994	11.389011	7.84%	0
2019	10.136161	10.560994	4.19%	0
2018	10.844618	10.136161	-6.53%	0
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.140324	10.167284	0.27%	0
2019	10.012797	10.140324	1.27%	0
2018	10.251948	10.012797	-2.33%	0
2017	10.389373	10.251948	-1.32%	0
2016	10.523153	10.389373	-1.27%	0
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.889486	9.843586	-0.46%	0
2019	9.881831	9.889486	0.08%	0
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.458872	11.061676	5.76%	0
2019	9.914845	10.458872	5.49%	0
2018	10.240757	9.914845	-3.18%	0
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.435603	23.568422	35.17%	0
2019	13.084254	17.435603	33.26%	0
2018	13.116469	13.084254	-0.25%	0
2017	10.281247	13.116469	27.58%	0
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.464064	19.077184	9.24%	0
2019	14.319254	17.464064	21.96%	0
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.389945	33.90%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.656183	13.049035	3.10%	0
2019	9.959210	12.656183	27.08%	0
2018	11.169507	9.959210	-10.84%	0
2017*	10.000000	11.169507	11.70%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.255014	49.450960	25.97%	0
2019	31.316318	39.255014	25.35%	0
2018	31.867520	31.316318	-1.73%	0
2017	25.685022	31.867520	24.07%	0
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.286300	6.121404	15.80%	0
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	0
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.433814	6.307287	16.07%	0
2019	4.984389	5.433814	9.02%	0
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.702926	10.268260	-4.06%	0
2019*	10.000000	10.702926	7.03%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.716299	47.231014	53.77%	0
2019	25.250586	30.716299	21.65%	0
2018	25.580440	25.250586	-1.29%	0
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.158226	12.417714	2.13%	0
2019	10.831896	12.158226	12.24%	0
2018	12.004788	10.831896	-9.77%	0
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	0
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.033467	28.977738	-0.19%	0
2019	24.114586	29.033467	20.40%	0
2018	26.299245	24.114586	-8.31%	0
2017	22.765294	26.299245	15.52%	0
2016	21.041834	22.765294	8.19%	0
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.635156	8.596571	-0.45%	0
2019	7.591134	8.635156	13.75%	0
2018*	10.000000	7.591134	-24.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.911579	36.045763	0.37%	0
2019	30.750123	35.911579	16.79%	0
2018	37.277923	30.750123	-17.51%	0
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	0
2015	30.372470	27.898161	-8.15%	0
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	0
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.655619	12.437336	6.71%	0
2019	10.988497	11.655619	6.07%	0
2018	11.610751	10.988497	-5.36%	0
2017	11.497657	11.610751	0.98%	0
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	27.590982	29.950158	8.55%	0
2019	22.891154	27.590982	20.53%	0
2018	25.327802	22.891154	-9.62%	0
2017	21.614532	25.327802	17.18%	0
2016	19.602357	21.614532	10.26%	0
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.640017	27.220090	-1.52%	639
2019	21.999369	27.640017	25.64%	534
2018	25.954475	21.999369	-15.24%	537
2017	23.903981	25.954475	8.58%	504
2016	19.997230	23.903981	19.54%	462
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.114919	28.593311	-1.79%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.245809	14.691624	3.13%	0
2019	12.396476	14.245809	14.92%	0
2018	13.384551	12.396476	-7.38%	0
2017	11.968798	13.384551	11.83%	0
2016	11.454184	11.968798	4.49%	0
2015	11.887335	11.454184	-3.64%	0
2014	11.859719	11.887335	0.23%	0
2013	10.098088	11.859719	17.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.083194	11.552007	4.23%	0
2019	9.906678	11.083194	11.88%	0
2018	10.475163	9.906678	-5.43%	0
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.012295	10.585112	5.72%	0
2019	9.418074	10.012295	6.31%	0
2018	9.741164	9.418074	-3.32%	0
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.901126	14.023064	0.88%	0
2019	11.197251	13.901126	24.15%	0
2018	12.418950	11.197251	-9.84%	0
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.860926	18.647916	17.57%	0
2019	13.828888	15.860926	14.69%	0
2018	15.364666	13.828888	-10.00%	0
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	0
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.352433	12.975181	5.04%	0
2019	10.581266	12.352433	16.74%	0
2018	12.886883	10.581266	-17.89%	0
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.357403	43.489638	7.76%	0
2019	33.903630	40.357403	19.04%	0
2018	38.247054	33.903630	-11.36%	0
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.302535	37.035880	14.65%	0
2019	25.346917	32.302535	27.44%	0
2018	27.355521	25.346917	-7.34%	0
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	28.835338	34.652303	20.17%	0
2019	21.803281	28.835338	32.25%	0
2018	24.100589	21.803281	-9.53%	0
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.252116	24.752110	16.47%	0
2019	17.959630	21.252116	18.33%	0
2018	22.849260	17.959630	-21.40%	0
2017	18.860725	22.849260	21.15%	0
2016	16.579198	18.860725	13.76%	0
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.735880	11.116240	3.54%	0
2019	9.459455	10.735880	13.49%	0
2018	10.117987	9.459455	-6.51%	0
2017*	10.000000	10.117987	1.18%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.895866	15.145491	-4.72%	0
2019	12.778083	15.895866	24.40%	0
2018	15.798164	12.778083	-19.12%	0
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.232693	10.165909	-0.65%	0
2019	9.811320	10.232693	4.29%	0
2018	10.083345	9.811320	-2.70%	0
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.523158	10.321978	-1.91%	0
2019	9.009712	10.523158	16.80%	0
2018*	10.000000	9.009712	-9.90%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.306768	12.929003	5.06%	0
2019	11.573997	12.306768	6.33%	0
2018	11.978524	11.573997	-3.38%	0
2017	11.852969	11.978524	1.06%	0
2016	11.753392	11.852969	0.85%	0
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.283421	13.108920	27.48%	0
2019	8.172139	10.283421	25.84%	0
2018*	10.000000	8.172139	-18.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.603802	17.058513	9.32%	0
2019	13.840428	15.603802	12.74%	0
2018	14.844628	13.840428	-6.76%	0
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.046923	19.048090	11.74%	0
2019	14.599643	17.046923	16.76%	0
2018	15.961807	14.599643	-8.53%	0
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.804827	21.364409	13.61%	0
2019	15.555836	18.804827	20.89%	0
2018	17.372869	15.555836	-10.46%	0
2017	14.777130	17.372869	17.57%	0
2016	14.261465	14.777130	3.62%	0
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.162442	15.657126	18.95%	0
2019	10.888055	13.162442	20.89%	0
2018	11.699984	10.888055	-6.94%	0
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.832065	46.721315	26.85%	0
2019	28.806009	36.832065	27.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.426931	7.469702	-34.63%	0
2019	10.682423	11.426931	6.97%	0
2018	14.580757	10.682423	-26.74%	0
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	0
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.145443	27.105734	3.67%	0
2019	21.118598	26.145443	23.80%	0
2018	23.709937	21.118598	-10.93%	0
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.164552	14.843952	4.80%	0
2019	11.214155	14.164552	26.31%	0
2018	12.681000	11.214155	-11.57%	0
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	36.834365	51.501958	39.82%	0
2019	28.226900	36.834365	30.49%	0
2018	29.110680	28.226900	-3.04%	0
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	0
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.623622	13.422158	6.33%	0
2019	11.846480	12.623622	6.56%	0
2018	12.260984	11.846480	-3.38%	0
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
2011	11.704638	12.203278	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.511666	45.360604	14.80%	399
2019	32.934583	39.511666	19.97%	375
2018	39.681183	32.934583	-17.00%	357
2017	33.796300	39.681183	17.41%	332
2016	30.999745	33.796300	9.02%	328
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.285828	26.158096	12.33%	0
2019	18.750703	23.285828	24.19%	0
2018	22.667427	18.750703	-17.28%	0
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	0
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.762224	11.586059	-9.22%	0
2019	10.657128	12.762224	19.75%	0
2018	11.698480	10.657128	-8.90%	0
2017	11.573329	11.698480	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.305249	35.040823	5.21%	0
2019	25.499136	33.305249	30.61%	0
2018	31.737642	25.499136	-19.66%	0
2017	27.360296	31.737642	16.00%	0
2016	25.705272	27.360296	6.44%	0
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.079225	14.235198	8.84%	0
2019	11.203400	13.079225	16.74%	0
2018	12.732816	11.203400	-12.01%	0
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.485680	15.187648	-1.92%	0
2019	13.699079	15.485680	13.04%	0
2018	14.699541	13.699079	-6.81%	0
2017	13.759756	14.699541	6.83%	0
2016	12.388644	13.759756	11.07%	0
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	31.987391	36.131322	12.95%	0
2019	25.412586	31.987391	25.87%	0
2018	27.490107	25.412586	-7.56%	0
2017	23.408963	27.490107	17.43%	0
2016	20.709682	23.408963	13.03%	0
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.573894	37.471366	2.45%	0
2019	29.719555	36.573894	23.06%	0
2018	35.028295	29.719555	-15.16%	0
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.485409	13.109033	14.14%	0
2019	9.307216	11.485409	23.40%	0
2018	11.350013	9.307216	-18.00%	0
2017	8.298485	11.350013	36.77%	0
2016	7.254047	8.298485	14.40%	0
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.631306	17.936657	-3.73%	0
2019	16.998835	18.631306	9.60%	0
2018	20.643150	16.998835	-17.65%	0
2017	18.160860	20.643150	13.67%	0
2016	17.396099	18.160860	4.40%	0
2015	19.100876	17.396099	-8.93%	0
2014	22.067555	19.100876	-13.44%	0
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.776112	8.096448	-7.74%	0
2019	8.832601	8.776112	-0.64%	0
2018	8.897311	8.832601	-0.73%	0
2017	8.961580	8.897311	-0.72%	0
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.839946	12.006496	1.41%	0
2019	10.859697	11.839946	9.03%	0
2018	11.656683	10.859697	-6.84%	0
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.881446	10.271254	3.94%	0
2019	9.322757	9.881446	5.99%	0
2018*	10.000000	9.322757	-6.77%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.192692	9.615173	4.60%	0
2019	8.987515	9.192692	2.28%	0
2018	9.722141	8.987515	-7.56%	0
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.396546	29.593099	38.31%	0
2019	16.102119	21.396546	32.88%	0
2018	17.203828	16.102119	-6.40%	0
2017	13.903734	17.203828	23.74%	0
2016	13.991637	13.903734	-0.63%	0
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.533086	45.33%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	36.792115	45.632196	24.03%	0
2019	28.735540	36.792115	28.04%	0
2018	34.070679	28.735540	-15.66%	0
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.976963	10.008251	0.31%	0
2019	9.261002	9.976963	7.73%	0
2018	9.961824	9.261002	-7.04%	0
2017	9.644779	9.961824	3.29%	0
2016	9.317749	9.644779	3.51%	0
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.226296	32.364430	10.74%	0
2019	22.777321	29.226296	28.31%	0
2018	25.449756	22.777321	-10.50%	0
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.079372	16.000274	6.11%	0
2019	12.381792	15.079372	21.79%	0
2018	14.382657	12.381792	-13.91%	0
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	38.828579	45.245402	16.53%	400
2019	31.605327	38.828579	22.85%	382
2018	36.277381	31.605327	-12.88%	367
2017	32.694852	36.277381	10.96%	358
2016	28.524157	32.694852	14.62%	346
2015	31.186156	28.524157	-8.54%	0
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.247407	12.081252	17.90%	0
2019	8.222541	10.247407	24.63%	0
2018	10.495507	8.222541	-21.66%	0
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.653870	17.362851	10.92%	0
2019	13.197499	15.653870	18.61%	0
2018	14.331366	13.197499	-7.91%	0
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	0
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.661563	13.075730	3.27%	0
2019	11.690954	12.661563	8.30%	0
2018	12.264155	11.690954	-4.67%	0
2017	11.802344	12.264155	3.91%	0
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.345614	29.527851	45.13%	0
2019	15.143145	20.345614	34.36%	0
2018	15.558825	15.143145	-2.67%	0
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.448453	30.485672	11.07%	0
2019	23.047572	27.448453	19.09%	0
2018	23.564658	23.047572	-2.19%	0
2017	20.477983	23.564658	15.07%	0
2016	20.151803	20.477983	1.62%	0
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.948791	10.683557	7.39%	0
2019	9.347142	9.948791	6.44%	0
2018	9.723134	9.347142	-3.87%	0
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	46.902875	63.517080	35.42%	0
2019	35.187385	46.902875	33.29%	0
2018	35.521624	35.187385	-0.94%	0
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.664260	45.019426	46.81%	0
2019	21.739107	30.664260	41.06%	0
2018	22.121724	21.739107	-1.73%	0
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	0
2015	13.864196	14.131063	1.92%	1,410
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.068933	30.589362	13.01%	0
2019	21.933635	27.068933	23.41%	0
2018	26.540103	21.933635	-17.36%	0
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	0
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.432973	9.070455	-3.84%	0
2019	8.197583	9.432973	15.07%	0
2018	10.335839	8.197583	-20.69%	0
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.180604	10.652376	4.63%	0
2019	9.641506	10.180604	5.59%	0
2018	10.003010	9.641506	-3.61%	0
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.567962	29.165934	41.80%	0
2019	14.947309	20.567962	37.60%	0
2018	15.616920	14.947309	-4.29%	0
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.732684	32.908140	0.54%	0
2019	25.949639	32.732684	26.14%	0
2018	29.725134	25.949639	-12.70%	0
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	0
2014	22.655581	24.317889	7.34%	0
2013	17.153877	22.655581	32.07%	0
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.762158	12.107201	12.50%	0
2019*	10.000000	10.762158	7.62%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.624986	22.977249	17.08%	0
2019	16.035215	19.624986	22.39%	0
2018	18.239562	16.035215	-12.09%	0
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.515953	19.657628	19.02%	0
2019	12.147982	16.515953	35.96%	0
2018	12.402745	12.147982	-2.05%	0
2017	9.939576	12.402745	24.78%	0
2016	9.640937	9.939576	3.10%	0
2015*	10.000000	9.640937	-3.59%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.205452	32.05%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.515257	35.15%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.182985	12.761959	4.75%	0
2019	11.308271	12.182985	7.74%	0
2018	11.718532	11.308271	-3.50%	0
2017	11.360772	11.718532	3.15%	0
2016	11.017543	11.360772	3.12%	0
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.682024	22.286755	2.79%	0
2019	19.497936	21.682024	11.20%	0
2018	21.538773	19.497936	-9.48%	0
2017	20.177895	21.538773	6.74%	0
2016	18.732878	20.177895	7.71%	0
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.182341	10.735122	-4.00%	0
2019	8.978671	11.182341	24.54%	0
2018	10.009432	8.978671	-10.30%	0
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.445109	21.617159	11.17%	0
2019	16.099985	19.445109	20.78%	0
2018	17.811481	16.099985	-9.61%	0
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.712298	17.198322	46.84%	0
2019	9.052289	11.712298	29.38%	0
2018	11.154967	9.052289	-18.85%	0
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.781806	18.306558	9.09%	0
2019	14.265066	16.781806	17.64%	0
2018	15.415640	14.265066	-7.46%	0
2017	13.667360	15.415640	12.79%	0
2016	12.872642	13.667360	6.17%	0
2015	13.087481	12.872642	-1.64%	0
2014	12.798162	13.087481	2.26%	0
2013	10.657965	12.798162	20.08%	0
2012	9.456812	10.657965	12.70%	0
2011	9.619337	9.456812	-1.69%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.492240	11.160273	6.37%	495
2019	9.884348	10.492240	6.15%	485
2018	10.259794	9.884348	-3.66%	477
2017	10.205140	10.259794	0.54%	466
2016	10.206281	10.205140	-0.01%	418
2015	10.503007	10.206281	-2.83%	404
2014	10.271972	10.503007	2.25%	403
2013	10.824807	10.271972	-5.11%	0
2012	10.588585	10.824807	2.23%	0
2011	10.281906	10.588585	2.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.708560	26.207306	26.55%	0
2019	15.774886	20.708560	31.28%	0
2018	17.883640	15.774886	-11.79%	0
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.278248	32.874069	47.56%	1,096
2019	17.555865	22.278248	26.90%	1,338
2018	18.146342	17.555865	-3.25%	1,385
2017	14.577106	18.146342	24.49%	1,441
2016	13.721406	14.577106	6.24%	1,516
2015	13.236936	13.721406	3.66%	0
2014	12.575824	13.236936	5.26%	0
2013	9.961644	12.575824	26.24%	0
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.967329	19.788873	10.14%	1,328
2019	14.679180	17.967329	22.40%	1,239
2018	15.410034	14.679180	-4.74%	1,250
2017	12.975019	15.410034	18.77%	1,272
2016	11.990893	12.975019	8.21%	1,280
2015	12.178676	11.990893	-1.54%	0
2014	11.343599	12.178676	7.36%	0
2013	8.758641	11.343599	29.51%	0
2012	7.682165	8.758641	14.01%	0
2011	8.067167	7.682165	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.029429	14.219441	1.35%	0
2019	13.194146	14.029429	6.33%	0
2018	13.873680	13.194146	-4.90%	0
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.407365	31.522172	7.19%	0
2019	23.400817	29.407365	25.67%	0
2018	24.095974	23.400817	-2.88%	0
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0
2011	12.883817	12.596966	-2.23%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.098338	29.290431	0.66%	0
2019	23.522468	29.098338	23.70%	0
2018	26.101267	23.522468	-9.88%	0
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.648495	11.880461	11.57%	0
2019	9.511237	10.648495	11.96%	0
2018	10.670532	9.511237	-10.86%	0
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
2015*	10.000000	9.221361	-7.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.541480	15.942287	9.63%	0
2019	12.043845	14.541480	20.74%	0
2018	13.856226	12.043845	-13.08%	0
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.049897	13.941024	6.83%	0
2019	11.532356	13.049897	13.16%	0
2018	12.629262	11.532356	-8.69%	0
2017	11.570908	12.629262	9.15%	0
2016	11.195091	11.570908	3.36%	0
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	0
2012	9.466861	10.239996	8.17%	0
2011	9.851534	9.466861	-3.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.053891	15.258174	8.57%	0
2019	12.000116	14.053891	17.11%	0
2018	13.417172	12.000116	-10.56%	0
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.429321	11.977454	4.80%	0
2019	10.602981	11.429321	7.79%	0
2018	11.178856	10.602981	-5.15%	0
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
2011	10.294614	10.169066	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.499529	11.765254	2.31%	0
2019	10.369945	11.499529	10.89%	0
2018	11.451411	10.369945	-9.44%	0
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.963197	12.509715	4.57%	0
2019	10.642026	11.963197	12.41%	0
2018	11.759555	10.642026	-9.50%	0
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.596130	14.658264	7.81%	0
2019	11.815200	13.596130	15.07%	0
2018	13.057804	11.815200	-9.52%	0
2017	11.762217	13.057804	11.01%	0
2016	11.312909	11.762217	3.97%	0
2015	11.740070	11.312909	-3.64%	0
2014	11.526693	11.740070	1.85%	0
2013	10.045704	11.526693	14.74%	0
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.284865	15.619299	9.34%	0
2019	11.998696	14.284865	19.05%	0
2018	13.614769	11.998696	-11.87%	0
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.591961	13.375191	6.22%	0
2019	11.310468	12.591961	11.33%	0
2018	12.195022	11.310468	-7.25%	0
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0
2011	10.013747	9.727582	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.669935	14.004205	2.45%	0
2019	12.476903	13.669935	9.56%	0
2018	15.196225	12.476903	-17.89%	0
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.718248	17.18%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.586925	12.049996	4.00%	0
2019	10.944313	11.586925	5.87%	0
2018	11.315940	10.944313	-3.28%	0
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.358570	13.125472	6.21%	0
2019	11.577709	12.358570	6.74%	0
2018	12.063842	11.577709	-4.03%	0
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.387332	10.495877	1.04%	0
2019	10.005635	10.387332	3.81%	0
2018*	10.000000	10.005635	0.06%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.957138	32.970524	10.06%	0
2019	25.073750	29.957138	19.48%	0
2018	31.267744	25.073750	-19.81%	0
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.453756	21.120331	3.26%	0
2019	18.301824	20.453756	11.76%	0
2018	19.374164	18.301824	-5.53%	0
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.830146	11.190251	3.33%	0
2019	10.463148	10.830146	3.51%	0
2018	10.749162	10.463148	-2.66%	0
2017	10.809988	10.749162	-0.56%	0
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.725270	7.542731	-2.36%	0
2019	7.792676	7.725270	-0.86%	0
2018	7.892095	7.792676	-1.26%	0
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0
2011	9.448369	9.203380	-2.59%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.991913	9.431181	4.89%	0
2019	7.763570	8.991913	15.82%	0
2018	9.357167	7.763570	-17.03%	0
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.874941	10.303691	4.34%	450
2019	8.364963	9.874941	18.05%	423
2018	10.002677	8.364963	-16.37%	422
2017	8.250937	10.002677	21.23%	393
2016	8.426500	8.250937	-2.08%	425
2015	8.773354	8.426500	-3.95%	382
2014	9.601742	8.773354	-8.63%	370
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.969092	29.634580	9.88%	0
2019	22.378108	26.969092	20.52%	0
2018	25.211486	22.378108	-11.24%	0
2017	21.854654	25.211486	15.36%	0
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.351776	17.424791	6.56%	0
2019	14.555260	16.351776	12.34%	0
2018	15.707783	14.555260	-7.34%	0
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.919806	21.656261	8.72%	0
2019	17.051344	19.919806	16.82%	0
2018	18.720522	17.051344	-8.92%	0
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.843677	13.349831	3.94%	0
2019	12.038839	12.843677	6.69%	0
2018	12.589048	12.038839	-4.37%	0
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.496630	11.708376	1.84%	0
2019	10.445732	11.496630	10.06%	0
2018	11.365561	10.445732	-8.09%	0
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.038196	12.467199	3.56%	0
2019	10.724241	12.038196	12.25%	0
2018	11.721852	10.724241	-8.51%	0
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.920689	21.409969	7.48%	0
2019	17.370044	19.920689	14.68%	0
2018	18.910546	17.370044	-8.15%	0
2017	17.191493	18.910546	10.00%	0
2016	16.472461	17.191493	4.37%	0
2015	16.968999	16.472461	-2.93%	0
2014	16.563769	16.968999	2.45%	0
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	0
2011	13.876159	13.510682	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.097410	26.364603	9.41%	0
2019	20.307761	24.097410	18.66%	0
2018	22.599240	20.307761	-10.14%	0
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.262806	17.194755	5.73%	0
2019	14.713089	16.262806	10.53%	0
2018	15.693763	14.713089	-6.25%	0
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	0
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.381185	10.831706	4.34%	0
2019*	10.000000	10.381185	3.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.679352	12.041080	12.75%	0
2019*	10.000000	10.679352	6.79%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.967449	25.266776	26.54%	0
2019	15.743042	19.967449	26.83%	0
2018	16.726196	15.743042	-5.88%	0
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	0
2015	13.248598	13.307981	0.45%	0
2014	12.349020	13.248598	7.28%	0
2013	9.432408	12.349020	30.92%	0
2012	8.338849	9.432408	13.11%	0
2011	8.846962	8.338849	-5.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.236991	12.764103	4.31%	0
2019	10.560304	12.236991	15.88%	0
2018	11.393030	10.560304	-7.31%	0
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.080862	14.672235	4.20%	0
2019	11.851431	14.080862	18.81%	0
2018	12.491269	11.851431	-5.12%	0
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.962452	39.208671	15.45%	0
2019	25.390004	33.962452	33.76%	0
2018	26.479710	25.390004	-4.12%	0
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.200700	25.874913	-1.24%	0
2019	21.234112	26.200700	23.39%	0
2018	24.085287	21.234112	-11.84%	0
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.756501	17.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.427909	43.439343	10.17%	109
2019	32.216340	39.427909	22.38%	106
2018	37.331469	32.216340	-13.70%	104
2017	33.101708	37.331469	12.78%	105
2016	28.250724	33.101708	17.17%	106
2015	29.759071	28.250724	-5.07%	114
2014	27.923026	29.759071	6.58%	115
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.569436	18.842337	-3.72%	0
2019	16.223161	19.569436	20.63%	0
2018	19.182401	16.223161	-15.43%	0
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.107281	39.837312	36.86%	0
2019	22.074750	29.107281	31.86%	0
2018	24.696846	22.074750	-10.62%	0
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	32.768032	33.496345	2.22%	0
2019	28.344751	32.768032	15.61%	0
2018	35.119828	28.344751	-19.29%	0
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.103987	40.643635	19.18%	0
2019	27.932367	34.103987	22.09%	0
2018	32.905680	27.932367	-15.11%	0
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.985268	19.865166	10.45%	0
2019	14.416281	17.985268	24.76%	0
2018	15.583771	14.416281	-7.49%	0
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.714002	20.658532	10.39%	0
2019	15.243177	18.714002	22.77%	0
2018	16.629485	15.243177	-8.34%	0
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.275100	14.030038	-8.15%	0
2019	12.022488	15.275100	27.05%	0
2018	12.867374	12.022488	-6.57%	0
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	0
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.993746	21.802433	14.79%	1,471
2019	14.904239	18.993746	27.44%	1,450
2018	16.088490	14.904239	-7.36%	1,499
2017	13.624780	16.088490	18.08%	1,527
2016	12.556460	13.624780	8.51%	1,547
2015	12.771234	12.556460	-1.68%	5,006
2014	11.595703	12.771234	10.14%	331
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.214296	9.228894	0.16%	0
2019	9.088761	9.214296	1.38%	0
2018	9.256790	9.088761	-1.82%	0
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
2011	10.168035	10.032936	-1.33%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.174178	18.797145	16.22%	1,109
2019	13.288946	16.174178	21.71%	1,051
2018	15.391848	13.288946	-13.66%	1,003
2017	13.838963	15.391848	11.22%	966
2016	11.754085	13.838963	17.74%	942
2015	12.687297	11.754085	-7.36%	137
2014	12.458930	12.687297	1.83%	138
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.946602	31.182247	56.33%	0
2019	14.965872	19.946602	33.28%	0
2018	16.533090	14.965872	-9.48%	0
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
2011	9.365612	8.716502	-6.93%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	37.125427	50.519974	36.08%	0
2019	28.771174	37.125427	29.04%	0
2018	31.617443	28.771174	-9.00%	0
2017	26.058114	31.617443	21.33%	0
2016	25.682945	26.058114	1.46%	0
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.577209	8.643073	0.77%	0
2019	8.493053	8.577209	0.99%	0
2018	8.632900	8.493053	-1.62%	0
2017	8.784428	8.632900	-1.72%	0
2016	8.909635	8.784428	-1.41%	0
2015	9.130686	8.909635	-2.42%	0
2014	9.317593	9.130686	-2.01%	0
2013	9.507680	9.317593	-2.00%	0
2012	9.332363	9.507680	1.88%	0
2011	9.553200	9.332363	-2.31%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.007519	33.780453	16.45%	0
2019	23.657875	29.007519	22.61%	0
2018	25.768656	23.657875	-8.19%	0
2017	22.337633	25.768656	15.36%	0
2016	20.873649	22.337633	7.01%	0
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	11.033730	11.333885	2.72%	0
2019	9.921851	11.033730	11.21%	0
2018	10.885774	9.921851	-8.85%	0
2017	10.137358	10.885774	7.38%	0
2016	9.835248	10.137358	3.07%	0
2015	10.603584	9.835248	-7.25%	0
2014	10.601444	10.603584	0.02%	0
2013	10.128211	10.601444	4.67%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.786170	12.036524	2.12%	0
2019	10.374398	11.786170	13.61%	0
2018	11.717780	10.374398	-11.46%	0
2017	10.252333	11.717780	14.29%	0
2016	10.009570	10.252333	2.43%	0
2015	11.340446	10.009570	-11.74%	0
2014	11.541174	11.340446	-1.74%	0
2013	10.246758	11.541174	12.63%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.770356	12.098352	2.79%	0
2019	10.428252	11.770356	12.87%	0
2018	11.590905	10.428252	-10.03%	0
2017	10.473307	11.590905	10.67%	0
2016	10.158348	10.473307	3.10%	0
2015	11.175236	10.158348	-9.10%	0
2014	11.193896	11.175236	-0.17%	0
2013	10.264381	11.193896	9.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.817161	11.369117	5.10%	0
2019	9.938732	10.817161	8.84%	0
2018	10.793474	9.938732	-7.92%	0
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	0
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.402752	10.798959	3.81%	0
2019	9.315493	10.402752	11.67%	0
2018	10.050519	9.315493	-7.31%	0
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.503304	11.320988	7.79%	0
2019	10.085971	10.503304	4.14%	0
2018	10.796496	10.085971	-6.58%	0
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.084965	10.106586	0.21%	0
2019	9.963238	10.084965	1.22%	0
2018	10.206473	9.963238	-2.38%	0
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.870854	9.819985	-0.52%	0
2019	9.868275	9.870854	0.03%	0
2018	9.990587	9.868275	-1.22%	0
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.412464	11.006950	5.71%	0
2019	9.875920	10.412464	5.43%	0
2018	10.205820	9.875920	-3.23%	0
2017	9.995981	10.205820	2.10%	0
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.404643	23.514515	35.10%	0
2019	13.067732	17.404643	33.19%	0
2018	13.106667	13.067732	-0.30%	0
2017	10.278820	13.106667	27.51%	0
2016*	10.000000	10.278820	2.79%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.315275	18.904943	9.18%	0
2019	14.204552	17.315275	21.90%	0
2018	18.032930	14.204552	-21.23%	0
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.385366	33.85%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.638845	13.024459	3.05%	0
2019	9.950675	12.638845	27.01%	0
2018	11.165704	9.950675	-10.88%	0
2017*	10.000000	11.165704	11.66%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.060884	49.181171	25.91%	363
2019	31.177433	39.060884	25.29%	378
2018	31.742578	31.177433	-1.78%	376
2017	25.597405	31.742578	24.01%	407
2016	29.432923	25.597405	-13.03%	422
2015	26.868044	29.432923	9.55%	628
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.265533	6.094227	15.74%	0
2019	4.846501	5.265533	8.65%	0
2018	6.952955	4.846501	-30.30%	0
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.412458	6.279275	16.02%	0
2019	4.967354	5.412458	8.96%	0
2018	7.111913	4.967354	-30.15%	0
2017	7.427321	7.111913	-4.25%	0
2016	5.305803	7.427321	39.98%	0
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.699262	10.259480	-4.11%	0
2019*	10.000000	10.699262	6.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.478723	46.841706	53.69%	0
2019	25.068149	30.478723	21.58%	0
2018	25.408743	25.068149	-1.34%	0
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.110460	12.362592	2.08%	0
2019	10.794880	12.110460	12.19%	0
2018	11.969950	10.794880	-9.82%	0
2017	10.754421	11.969950	11.30%	0
2016	10.686622	10.754421	0.63%	0
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	28.782941	28.712962	-0.24%	0
2019	23.918772	28.782941	20.34%	0
2018	26.099176	23.918772	-8.35%	0
2017	22.603666	26.099176	15.46%	0
2016	20.903140	22.603666	8.14%	0
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.627754	8.584790	-0.50%	0
2019	7.588516	8.627754	13.69%	0
2018*	10.000000	7.588516	-24.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.601749	35.716420	0.32%	0
2019	30.500485	35.601749	16.73%	0
2018	36.994404	30.500485	-17.55%	0
2017	33.671561	36.994404	9.87%	0
2016	27.714333	33.671561	21.50%	0
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.554314	12.322910	6.65%	0
2019	10.898574	11.554314	6.02%	0
2018	11.521686	10.898574	-5.41%	0
2017	11.415307	11.521686	0.93%	0
2016	11.232388	11.415307	1.63%	0
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	27.352993	29.676577	8.49%	0
2019	22.705359	27.352993	20.47%	0
2018	25.135210	22.705359	-9.67%	0
2017	21.461152	25.135210	17.12%	0
2016	19.473219	21.461152	10.21%	0
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.432557	27.001907	-1.57%	0
2019	21.845455	27.432557	25.58%	0
2018	25.786211	21.845455	-15.28%	0
2017	23.761182	25.786211	8.52%	0
2016	19.887942	23.761182	19.48%	0
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	0
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	28.863912	28.332236	-1.84%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	14.193576	14.630242	3.08%	0
2019	12.357363	14.193576	14.86%	0
2018	13.349201	12.357363	-7.43%	0
2017	11.943299	13.349201	11.77%	0
2016	11.435631	11.943299	4.44%	0
2015	11.874173	11.435631	-3.69%	0
2014	11.852662	11.874173	0.18%	0
2013	10.097257	11.852662	17.38%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.056653	11.518438	4.18%	0
2019	9.888036	11.056653	11.82%	0
2018	10.460857	9.888036	-5.48%	0
2017	10.034530	10.460857	4.25%	0
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.988336	10.554361	5.67%	0
2019	9.400371	9.988336	6.25%	0
2018	9.727860	9.400371	-3.37%	0
2017	9.681523	9.727860	0.48%	0
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.867875	13.982331	0.83%	0
2019	11.176200	13.867875	24.08%	0
2018	12.402004	11.176200	-9.88%	0
2017	10.935266	12.402004	13.41%	0
2016	9.677862	10.935266	12.99%	0
2015*	10.000000	9.677862	-3.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.774247	18.536491	17.51%	0
2019	13.760374	15.774247	14.64%	0
2018	15.296450	13.760374	-10.04%	0
2017	13.817446	15.296450	10.70%	0
2016	13.672261	13.817446	1.06%	0
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.316541	12.930832	4.99%	0
2019	10.555937	12.316541	16.68%	0
2018	12.862683	10.555937	-17.93%	0
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.009202	43.092279	7.71%	0
2019	33.628372	40.009202	18.97%	0
2018	37.956139	33.628372	-11.40%	0
2017	34.684282	37.956139	9.43%	0
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.023808	36.697472	14.59%	0
2019	25.141111	32.023808	27.38%	0
2018	27.147436	25.141111	-7.39%	0
2017	23.004271	27.147436	18.01%	0
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	28.586572	34.335728	20.11%	0
2019	21.626273	28.586572	32.18%	0
2018	23.917287	21.626273	-9.58%	0
2017	19.342005	23.917287	23.65%	0
2016	18.457976	19.342005	4.79%	0
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.068715	24.525909	16.41%	0
2019	17.813793	21.068715	18.27%	0
2018	22.675438	17.813793	-21.44%	0
2017	18.726824	22.675438	21.09%	0
2016	16.469931	18.726824	13.70%	0
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.721194	11.095333	3.49%	0
2019	9.451358	10.721194	13.44%	0
2018	10.114546	9.451358	-6.56%	0
2017*	10.000000	10.114546	1.15%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.841515	15.085954	-4.77%	0
2019	12.740926	15.841515	24.34%	0
2018	15.760371	12.740926	-19.16%	0
2017	14.484954	15.760371	8.81%	0
2016	11.349851	14.484954	27.62%	0
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.197694	10.125927	-0.70%	0
2019	9.782789	10.197694	4.24%	0
2018	10.059216	9.782789	-2.75%	0
2017	9.988436	10.059216	0.71%	0
2016	9.417134	9.988436	6.07%	0
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.515741	10.309397	-1.96%	0
2019	9.007987	10.515741	16.74%	0
2018*	10.000000	9.007987	-9.92%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.200633	12.810928	5.00%	0
2019	11.480077	12.200633	6.28%	0
2018	11.887462	11.480077	-3.43%	0
2017	11.768879	11.887462	1.01%	0
2016	11.675981	11.768879	0.80%	0
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.274605	13.090964	27.41%	0
2019	8.169334	10.274605	25.77%	0
2018*	10.000000	8.169334	-18.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.486775	16.921899	9.27%	0
2019	13.743687	15.486775	12.68%	0
2018	14.748491	13.743687	-6.81%	0
2017	13.430108	14.748491	9.82%	0
2016	13.109029	13.430108	2.45%	0
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.919134	18.895609	11.68%	0
2019	14.497631	16.919134	16.70%	0
2018	15.858467	14.497631	-8.58%	0
2017	14.010606	15.858467	13.19%	0
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.663747	21.193252	13.55%	0
2019	15.447060	18.663747	20.82%	0
2018	17.260299	15.447060	-10.51%	0
2017	14.688893	17.260299	17.51%	0
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.137716	15.619693	18.89%	0
2019	10.873174	13.137716	20.83%	0
2018	11.690032	10.873174	-6.99%	0
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.514190	46.294332	26.78%	0
2019	28.572064	36.514190	27.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.341168	7.409827	-34.66%	0
2019	10.607698	11.341168	6.91%	0
2018	14.486249	10.607698	-26.77%	0
2017	15.304214	14.486249	-5.34%	0
2016	11.774545	15.304214	29.98%	0
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.919861	26.858065	3.62%	0
2019	20.947135	25.919861	23.74%	0
2018	23.529595	20.947135	-10.98%	0
2017	21.454141	23.529595	9.67%	0
2016	18.721080	21.454141	14.60%	0
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.137939	14.808448	4.74%	0
2019	11.198834	14.137939	26.24%	0
2018	12.670217	11.198834	-11.61%	0
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	36.516512	51.031351	39.75%	0
2019	27.997705	36.516512	30.43%	0
2018	28.889233	27.997705	-3.09%	0
2017	22.009810	28.889233	31.26%	0
2016	22.483655	22.009810	-2.11%	0
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	0
2013	15.098785	19.990580	32.40%	0
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.514709	13.299518	6.27%	0
2019	11.750300	12.514709	6.51%	0
2018	12.167729	11.750300	-3.43%	0
2017	12.018250	12.167729	1.24%	0
2016	11.815399	12.018250	1.72%	0
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	0
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.170717	44.946102	14.74%	0
2019	32.667164	39.170717	19.91%	0
2018	39.379334	32.667164	-17.04%	0
2017	33.556384	39.379334	17.35%	0
2016	30.795459	33.556384	8.97%	0
2015	32.157658	30.795459	-4.24%	0
2014	31.154006	32.157658	3.22%	0
2013	23.553111	31.154006	32.27%	0
2012	21.120119	23.553111	11.52%	0
2011	24.335175	21.120119	-13.21%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.084914	25.919082	12.28%	0
2019	18.598454	23.084914	24.12%	0
2018	22.495009	18.598454	-17.32%	0
2017	17.774948	22.495009	26.55%	0
2016	19.272872	17.774948	-7.77%	0
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.718615	11.540547	-9.26%	0
2019	10.626166	12.718615	19.69%	0
2018	11.670523	10.626166	-8.95%	0
2017	11.551582	11.670523	1.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.017937	34.720695	5.16%	0
2019	25.292133	33.017937	30.55%	0
2018	31.496250	25.292133	-19.70%	0
2017	27.166090	31.496250	15.94%	0
2016	25.535892	27.166090	6.38%	0
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.001144	14.142952	8.78%	0
2019	11.142240	13.001144	16.68%	0
2018	12.669851	11.142240	-12.06%	0
2017	11.621578	12.669851	9.02%	0
2016	10.546878	11.621578	10.19%	0
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.377420	15.073719	-1.97%	0
2019	13.610291	15.377420	12.98%	0
2018	14.611806	13.610291	-6.85%	0
2017	13.684635	14.611806	6.78%	0
2016	12.327315	13.684635	11.01%	0
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	31.711439	35.801223	12.90%	0
2019	25.206287	31.711439	25.81%	0
2018	27.281028	25.206287	-7.61%	0
2017	23.242818	27.281028	17.37%	0
2016	20.573224	23.242818	12.98%	0
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.258332	37.128986	2.40%	0
2019	29.478263	36.258332	23.00%	0
2018	34.761854	29.478263	-15.20%	0
2017	32.268181	34.761854	7.73%	0
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.451972	13.064167	14.08%	0
2019	9.284893	11.451972	23.34%	0
2018	11.328649	9.284893	-18.04%	0
2017	8.287107	11.328649	36.70%	0
2016	7.247817	8.287107	14.34%	0
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.470523	17.772737	-3.78%	0
2019	16.860791	18.470523	9.55%	0
2018	20.486093	16.860791	-17.70%	0
2017	18.031918	20.486093	13.61%	0
2016	17.281439	18.031918	4.34%	0
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.746120	8.064629	-7.79%	0
2019	8.806927	8.746120	-0.69%	0
2018	8.876036	8.806927	-0.78%	0
2017	8.944730	8.876036	-0.77%	0
2016	8.925253	8.944730	0.22%	0
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.793460	11.953220	1.35%	0
2019	10.822619	11.793460	8.97%	0
2018	11.622884	10.822619	-6.89%	0
2017	10.554449	11.622884	10.12%	0
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.872980	10.257179	3.89%	0
2019	9.319548	9.872980	5.94%	0
2018*	10.000000	9.319548	-6.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.161234	9.577361	4.54%	0
2019	8.961361	9.161234	2.23%	0
2018	9.698861	8.961361	-7.60%	0
2017	9.609032	9.698861	0.93%	0
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.312354	29.461535	38.24%	0
2019	16.047003	21.312354	32.81%	0
2018	17.153803	16.047003	-6.45%	0
2017	13.870389	17.153803	23.67%	0
2016	13.965227	13.870389	-0.68%	0
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.528113	45.28%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	36.474687	45.215284	23.96%	0
2019	28.502251	36.474687	27.97%	0
2018	33.811546	28.502251	-15.70%	0
2017	25.475919	33.811546	32.72%	0
2016	26.208698	25.475919	-2.80%	0
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.940207	9.966277	0.26%	0
2019	9.231617	9.940207	7.68%	0
2018	9.935349	9.231617	-7.08%	0
2017	9.624077	9.935349	3.23%	0
2016	9.302518	9.624077	3.46%	0
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.974178	32.068769	10.68%	0
2019	22.592426	28.974178	28.25%	0
2018	25.256209	22.592426	-10.55%	0
2017	22.241498	25.256209	13.55%	0
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.020122	15.929219	6.05%	0
2019	12.339472	15.020122	21.72%	0
2018	14.340912	12.339472	-13.96%	0
2017	12.847522	14.340912	11.62%	0
2016	11.661319	12.847522	10.17%	0
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	38.493568	44.831999	16.47%	0
2019	31.348736	38.493568	22.79%	0
2018	36.001462	31.348736	-12.92%	0
2017	32.462792	36.001462	10.90%	0
2016	28.336200	32.462792	14.56%	0
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.217605	12.039937	17.84%	0
2019	8.202834	10.217605	24.56%	0
2018	10.475770	8.202834	-21.70%	0
2017	8.509626	10.475770	23.10%	0
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.568352	17.259148	10.86%	0
2019	13.132143	15.568352	18.55%	0
2018	14.267764	13.132143	-7.96%	0
2017	12.390759	14.267764	15.15%	0
2016	13.062620	12.390759	-5.14%	0
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.611827	13.017680	3.22%	0
2019	11.651012	12.611827	8.25%	0
2018	12.228566	11.651012	-4.72%	0
2017	11.774127	12.228566	3.86%	0
2016	10.408794	11.774127	13.12%	0
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.265703	29.396811	45.06%	0
2019	15.091421	20.265703	34.29%	0
2018	15.513697	15.091421	-2.72%	0
2017	12.557207	15.513697	23.54%	0
2016	12.154754	12.557207	3.31%	0
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.211620	30.207132	11.01%	0
2019	22.860436	27.211620	19.03%	0
2018	23.385394	22.860436	-2.24%	0
2017	20.332609	23.385394	15.01%	0
2016	20.018993	20.332609	1.57%	0
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.924972	10.652502	7.33%	0
2019	9.329557	9.924972	6.38%	0
2018	9.709845	9.329557	-3.92%	0
2017	9.649868	9.709845	0.62%	0
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	46.498335	62.936944	35.35%	0
2019	34.901801	46.498335	33.23%	0
2018	35.251532	34.901801	-0.99%	0
2017	27.853047	35.251532	26.56%	0
2016	28.064021	27.853047	-0.75%	0
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	0
2013	19.141071	24.389393	27.42%	0
2012	15.875501	19.141071	20.57%	0
2011	17.523245	15.875501	-9.40%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.543627	44.819330	46.74%	0
2019	21.664700	30.543627	40.98%	0
2018	22.057400	21.664700	-1.78%	0
2017	15.633801	22.057400	41.09%	0
2016	14.104390	15.633801	10.84%	0
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	26.835305	30.309793	12.95%	0
2019	21.755496	26.835305	23.35%	0
2018	26.338156	21.755496	-17.40%	0
2017	20.681702	26.338156	27.35%	0
2016	22.770617	20.681702	-9.17%	0
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.400718	9.034790	-3.89%	0
2019	8.173742	9.400718	15.01%	0
2018	10.311104	8.173742	-20.73%	0
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.161488	10.626928	4.58%	0
2019	9.628338	10.161488	5.54%	0
2018	9.994500	9.628338	-3.66%	0
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.487116	29.036398	41.73%	0
2019	14.896202	20.487116	37.53%	0
2018	15.571569	14.896202	-4.34%	0
2017	12.660334	15.571569	22.99%	0
2016	11.952332	12.660334	5.92%	0
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.450188	32.607371	0.48%	0
2019	25.738887	32.450188	26.07%	0
2018	29.498943	25.738887	-12.75%	0
2017	25.819998	29.498943	14.25%	0
2016	23.309682	25.819998	10.77%	0
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	0
2013	17.067052	22.529349	32.00%	0
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.758470	12.096848	12.44%	0
2019*	10.000000	10.758470	7.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.527822	22.851749	17.02%	0
2019	15.964023	19.527822	22.32%	0
2018	18.167967	15.964023	-12.13%	0
2017	14.714545	18.167967	23.47%	0
2016	14.554812	14.714545	1.10%	0
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	0
2013	11.495138	14.283219	24.25%	0
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.475583	19.599514	18.96%	0
2019	12.124510	16.475583	35.89%	0
2018	12.385194	12.124510	-2.10%	0
2017	9.930591	12.385194	24.72%	0
2016	9.637160	9.930591	3.04%	0
2015*	10.000000	9.637160	-3.63%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.200948	32.01%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.510636	35.11%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.079132	12.646677	4.70%	0
2019	11.217646	12.079132	7.68%	0
2018	11.630624	11.217646	-3.55%	0
2017	11.281320	11.630624	3.10%	0
2016	10.946093	11.281320	3.06%	0
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.493598	22.081733	2.74%	0
2019	19.338415	21.493598	11.14%	0
2018	21.373588	19.338415	-9.52%	0
2017	20.033400	21.373588	6.69%	0
2016	18.608253	20.033400	7.66%	0
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.155549	10.703899	-4.05%	0
2019	8.961758	11.155549	24.48%	0
2018	9.995756	8.961758	-10.34%	0
2017	9.122660	9.995756	9.57%	0
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.353841	21.504663	11.11%	0
2019	16.032653	19.353841	20.72%	0
2018	17.746159	16.032653	-9.66%	0
2017	15.510482	17.746159	14.41%	0
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.642270	17.086719	46.76%	0
2019	9.002786	11.642270	29.32%	0
2018	11.099713	9.002786	-18.89%	0
2017	9.081740	11.099713	22.22%	0
2016	9.564713	9.081740	-5.05%	0
2015	9.889883	9.564713	-3.29%	0
2014	10.298393	9.889883	-3.97%	0
2013	8.737078	10.298393	17.87%	0
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.664370	18.169131	9.03%	0
2019	14.172514	16.664370	17.58%	0
2018	15.323536	14.172514	-7.51%	0
2017	13.592659	15.323536	12.73%	0
2016	12.808847	13.592659	6.12%	0
2015	13.029314	12.808847	-1.69%	0
2014	12.747828	13.029314	2.21%	0
2013	10.621504	12.747828	20.02%	0
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.418878	11.076556	6.31%	0
2019	9.820270	10.418878	6.10%	0
2018	10.198544	9.820270	-3.71%	0
2017	10.149410	10.198544	0.48%	0
2016	10.155754	10.149410	-0.06%	0
2015	10.456377	10.155754	-2.88%	0
2014	10.231614	10.456377	2.20%	0
2013	10.787813	10.231614	-5.16%	0
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.563789	26.010745	26.49%	0
2019	15.672634	20.563789	31.21%	0
2018	17.776892	15.672634	-11.84%	0
2017	13.941788	17.776892	27.51%	0
2016	14.293463	13.941788	-2.46%	0
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	0
2013	11.099915	13.900870	25.23%	0
2012	9.339846	11.099915	18.84%	0
2011	10.578467	9.339846	-11.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.122391	32.627344	47.49%	0
2019	17.441988	22.122391	26.83%	0
2018	18.037959	17.441988	-3.30%	0
2017	14.497454	18.037959	24.42%	0
2016	13.653419	14.497454	6.18%	0
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	0
2013	9.927570	12.526372	26.18%	0
2012	8.686745	9.927570	14.28%	0
2011	9.361632	8.686745	-7.21%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.850776	19.650414	10.08%	0
2019	14.591450	17.850776	22.34%	0
2018	15.325859	14.591450	-4.79%	0
2017	12.910754	15.325859	18.71%	0
2016	11.937609	12.910754	8.15%	0
2015	12.130780	11.937609	-1.59%	0
2014	11.304781	12.130780	7.31%	0
2013	8.733162	11.304781	29.45%	0
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	13.908407	14.089543	1.30%	0
2019	13.087048	13.908407	6.28%	0
2018	13.768169	13.087048	-4.95%	0
2017	13.299802	13.768169	3.52%	0
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.153542	31.234043	7.14%	0
2019	23.210752	29.153542	25.60%	0
2018	23.912615	23.210752	-2.94%	0
2017	20.426167	23.912615	17.07%	0
2016	18.874539	20.426167	8.22%	0
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	28.847287	29.022809	0.61%	0
2019	23.331500	28.847287	23.64%	0
2018	25.902734	23.331500	-9.93%	0
2017	22.606854	25.902734	14.58%	0
2016	19.749754	22.606854	14.47%	0
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.624096	11.847147	11.51%	0
2019	9.494319	10.624096	11.90%	0
2018	10.657052	9.494319	-10.91%	0
2017	9.242496	10.657052	15.30%	0
2016	9.219143	9.242496	0.25%	0
2015*	10.000000	9.219143	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.454626	15.838910	9.58%	0
2019	11.978061	14.454626	20.68%	0
2018	13.787667	11.978061	-13.12%	0
2017	11.821316	13.787667	16.63%	0
2016	11.205028	11.821316	5.50%	0
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.971949	13.850654	6.77%	0
2019	11.469366	12.971949	13.10%	0
2018	12.566764	11.469366	-8.73%	0
2017	11.519551	12.566764	9.09%	0
2016	11.151106	11.519551	3.30%	0
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.969963	15.159280	8.51%	0
2019	11.934573	13.969963	17.05%	0
2018	13.350783	11.934573	-10.61%	0
2017	11.841468	13.350783	12.75%	0
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.361065	11.899806	4.74%	0
2019	10.545082	11.361065	7.74%	0
2018	11.123549	10.545082	-5.20%	0
2017	10.742423	11.123549	3.55%	0
2016	10.547475	10.742423	1.85%	0
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.460214	11.719014	2.26%	0
2019	10.339793	11.460214	10.84%	0
2018	11.424018	10.339793	-9.49%	0
2017	10.224326	11.424018	11.73%	0
2016	9.949019	10.224326	2.77%	0
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.922313	12.460572	4.51%	0
2019	10.611102	11.922313	12.36%	0
2018	11.731441	10.611102	-9.55%	0
2017	10.229790	11.731441	14.68%	0
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.514913	14.563213	7.76%	0
2019	11.750657	13.514913	15.01%	0
2018	12.993191	11.750657	-9.56%	0
2017	11.710010	12.993191	10.96%	0
2016	11.268462	11.710010	3.92%	0
2015	11.699950	11.268462	-3.69%	0
2014	11.493197	11.699950	1.80%	0
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.199539	15.518038	9.29%	0
2019	11.933153	14.199539	18.99%	0
2018	13.547407	11.933153	-11.92%	0
2017	11.785471	13.547407	14.95%	0
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.516746	13.288468	6.17%	0
2019	11.248680	12.516746	11.27%	0
2018	12.134656	11.248680	-7.30%	0
2017	11.342709	12.134656	6.98%	0
2016	10.991362	11.342709	3.20%	0
2015	11.412153	10.991362	-3.69%	0
2014	11.263030	11.412153	1.32%	0
2013	10.400688	11.263030	8.29%	0
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.595294	13.920580	2.39%	0
2019	12.415143	13.595294	9.51%	0
2018	15.128807	12.415143	-17.94%	0
2017	12.662581	15.128807	19.48%	0
2016	12.862917	12.662581	-1.56%	0
2015	13.749865	12.862917	-6.45%	0
2014	15.377057	13.749865	-10.58%	0
2013	13.152570	15.377057	16.91%	0
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.716998	17.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.517710	11.971870	3.94%	0
2019	10.884524	11.517710	5.82%	0
2018	11.259933	10.884524	-3.33%	0
2017	11.101568	11.259933	1.43%	0
2016	10.859378	11.101568	2.23%	0
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.284759	13.040384	6.15%	0
2019	11.514457	12.284759	6.69%	0
2018	12.004132	11.514457	-4.08%	0
2017	11.882371	12.004132	1.02%	0
2016	11.810918	11.882371	0.60%	0
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.378439	10.481512	0.99%	0
2019	10.002198	10.378439	3.76%	0
2018*	10.000000	10.002198	0.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.698659	32.669242	10.00%	0
2019	24.870182	29.698659	19.41%	0
2018	31.029930	24.870182	-19.85%	0
2017	22.568343	31.029930	37.49%	0
2016	21.567892	22.568343	4.64%	0
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.277254	20.927306	3.21%	0
2019	18.153211	20.277254	11.70%	0
2018	19.226771	18.153211	-5.58%	0
2017	18.498681	19.226771	3.94%	0
2016	16.644501	18.498681	11.14%	0
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.736699	11.088001	3.27%	0
2019	10.378188	10.736699	3.45%	0
2018	10.667386	10.378188	-2.71%	0
2017	10.733235	10.667386	-0.61%	0
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	0
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	0
2011	11.298641	11.798153	4.42%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.658476	7.473671	-2.41%	0
2019	7.729257	7.658476	-0.92%	0
2018	7.831914	7.729257	-1.31%	0
2017	8.010754	7.831914	-2.23%	0
2016	8.227585	8.010754	-2.64%	0
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	0
2013	8.917938	8.681607	-2.65%	0
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.938201	9.370030	4.83%	0
2019	7.721151	8.938201	15.76%	0
2018	9.310858	7.721151	-17.07%	0
2017	7.525858	9.310858	23.72%	0
2016	7.681479	7.525858	-2.03%	0
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	0
2013	7.370964	8.435949	14.45%	0
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.805872	10.226376	4.29%	0
2019	8.310710	9.805872	17.99%	0
2018	9.942930	8.310710	-16.42%	0
2017	8.205847	9.942930	21.17%	0
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.736401	29.363809	9.83%	0
2019	22.196416	26.736401	20.45%	0
2018	25.019713	22.196416	-11.28%	0
2017	21.699514	25.019713	15.30%	0
2016	20.360766	21.699514	6.58%	0
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	0
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.262450	17.320703	6.51%	0
2019	14.483182	16.262450	12.29%	0
2018	15.638071	14.483182	-7.39%	0
2017	14.453677	15.638071	8.19%	0
2016	13.965799	14.453677	3.49%	0
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.811035	21.526961	8.66%	0
2019	16.966951	19.811035	16.76%	0
2018	18.637493	16.966951	-8.96%	0
2017	16.674079	18.637493	11.78%	0
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.732880	13.227870	3.89%	0
2019	11.941109	12.732880	6.63%	0
2018	12.493284	11.941109	-4.42%	0
2017	12.142387	12.493284	2.89%	0
2016	11.961958	12.142387	1.51%	0
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.457346	11.662376	1.79%	0
2019	10.415376	11.457346	10.00%	0
2018	11.338398	10.415376	-8.14%	0
2017	10.213111	11.338398	11.02%	0
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.997049	12.418190	3.51%	0
2019	10.693078	11.997049	12.19%	0
2018	11.693839	10.693078	-8.56%	0
2017	10.269207	11.693839	13.87%	0
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.748779	21.214304	7.42%	0
2019	17.228999	19.748779	14.63%	0
2018	18.766677	17.228999	-8.19%	0
2017	17.069445	18.766677	9.94%	0
2016	16.363896	17.069445	4.31%	0
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	0
2013	14.507539	16.471514	13.54%	0
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.889539	26.123765	9.35%	0
2019	20.142910	23.889539	18.60%	0
2018	22.427375	20.142910	-10.19%	0
2017	19.743082	22.427375	13.60%	0
2016	18.693470	19.743082	5.61%	0
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.122472	17.037638	5.68%	0
2019	14.593614	16.122472	10.48%	0
2018	15.574371	14.593614	-6.30%	0
2017	14.647821	15.574371	6.33%	0
2016	14.233672	14.647821	2.91%	0
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.377624	10.822437	4.29%	0
2019*	10.000000	10.377624	3.78%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.675679	12.030758	12.69%	0
2019*	10.000000	10.675679	6.76%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.848253	25.103061	26.47%	0
2019	15.657095	19.848253	26.77%	0
2018	16.643480	15.657095	-5.93%	0
2017	13.162247	16.643480	26.45%	0
2016	13.255726	13.162247	-0.71%	0
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.202703	12.721802	4.25%	0
2019	10.536123	12.202703	15.82%	0
2018	11.372813	10.536123	-7.36%	0
2017	9.937163	11.372813	14.45%	0
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.041426	14.623636	4.15%	0
2019	11.824291	14.041426	18.75%	0
2018	12.469101	11.824291	-5.17%	0
2017	10.524060	12.469101	18.48%	0
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.776995	38.974555	15.39%	0
2019	25.264322	33.776995	33.69%	0
2018	26.362254	25.264322	-4.16%	0
2017	21.309347	26.362254	23.71%	0
2016	21.183540	21.309347	0.59%	0
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.057591	25.720352	-1.29%	0
2019	21.128974	26.057591	23.33%	0
2018	23.978417	21.128974	-11.88%	0
2017	22.712701	23.978417	5.57%	0
2016	19.406608	22.712701	17.04%	0
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	0
2013	14.801183	18.972881	28.18%	0
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.754674	17.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.087728	43.042449	10.12%	0
2019	31.954778	39.087728	22.32%	0
2018	37.047506	31.954778	-13.75%	0
2017	32.866733	37.047506	12.72%	0
2016	28.064549	32.866733	17.11%	0
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.452548	18.720171	-3.76%	0
2019	16.134535	19.452548	20.56%	0
2018	19.087469	16.134535	-15.47%	0
2017	17.222093	19.087469	10.83%	0
2016	15.042878	17.222093	14.49%	0
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	28.856157	39.473358	36.79%	0
2019	21.895530	28.856157	31.79%	0
2018	24.509004	21.895530	-10.66%	0
2017	20.196333	24.509004	21.35%	0
2016	19.197583	20.196333	5.20%	0
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	32.485342	33.190322	2.17%	0
2019	28.114656	32.485342	15.55%	0
2018	34.852740	28.114656	-19.33%	0
2017	32.917360	34.852740	5.88%	0
2016	26.916302	32.917360	22.30%	0
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.809750	40.272285	19.11%	0
2019	27.705602	33.809750	22.03%	0
2018	32.655409	27.705602	-15.16%	0
2017	29.630647	32.655409	10.21%	0
2016	24.835870	29.630647	19.31%	0
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.877864	19.736393	10.40%	0
2019	14.337549	17.877864	24.69%	0
2018	15.506681	14.337549	-7.54%	0
2017	12.766434	15.506681	21.46%	0
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.602191	20.524570	10.33%	0
2019	15.159880	18.602191	22.71%	0
2018	16.547152	15.159880	-8.38%	0
2017	14.359295	16.547152	15.24%	0
2016	13.394976	14.359295	7.20%	0
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.183884	13.939088	-8.20%	0
2019	11.956833	15.183884	26.99%	0
2018	12.803731	11.956833	-6.61%	0
2017	12.390032	12.803731	3.34%	0
2016	11.874002	12.390032	4.35%	0
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.928846	21.716805	14.73%	0
2019	14.860934	18.928846	27.37%	0
2018	16.050032	14.860934	-7.41%	0
2017	13.599162	16.050032	18.02%	0
2016	12.539272	13.599162	8.45%	0
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.159243	9.169033	0.11%	0
2019	9.039099	9.159243	1.33%	0
2018	9.210968	9.039099	-1.87%	0
2017	9.313914	9.210968	-1.11%	0
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.118862	18.723229	16.16%	0
2019	13.250294	16.118862	21.65%	0
2018	15.355010	13.250294	-13.71%	0
2017	13.812916	15.355010	11.16%	0
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.827527	30.980205	56.25%	0
2019	14.884167	19.827527	33.21%	0
2018	16.451335	14.884167	-9.53%	0
2017	13.250755	16.451335	24.15%	0
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	36.802687	50.055099	36.01%	0
2019	28.535700	36.802687	28.97%	0
2018	31.374882	28.535700	-9.05%	0
2017	25.871440	31.374882	21.27%	0
2016	25.512018	25.871440	1.41%	0
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.503186	8.564082	0.72%	0
2019	8.424065	8.503186	0.94%	0
2018	8.567196	8.424065	-1.67%	0
2017	8.722032	8.567196	-1.78%	0
2016	8.850889	8.722032	-1.46%	0
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	0
2013	9.459560	9.265677	-2.05%	0
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.760338	33.475408	16.39%	0
2019	23.468316	28.760338	22.55%	0
2018	25.575401	23.468316	-8.24%	0
2017	22.181463	25.575401	15.30%	0
2016	20.738328	22.181463	6.96%	0
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.993250	11.286510	2.67%	0
2019	9.890524	10.993250	11.15%	0
2018	10.857012	9.890524	-8.90%	0
2017	10.115748	10.857012	7.33%	0
2016	9.819295	10.115748	3.02%	0
2015	10.591817	9.819295	-7.29%	0
2014	10.595123	10.591817	-0.03%	0
2013	10.127373	10.595123	4.62%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.742901	11.986174	2.07%	0
2019	10.341630	11.742901	13.55%	0
2018	11.686800	10.341630	-11.51%	0
2017	10.230464	11.686800	14.24%	0
2016	9.993344	10.230464	2.37%	0
2015	11.327873	9.993344	-11.78%	0
2014	11.534303	11.327873	-1.79%	0
2013	10.245910	11.534303	12.57%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	11.727171	12.047785	2.73%	0
2019	10.395325	11.727171	12.81%	0
2018	11.560278	10.395325	-10.08%	0
2017	10.450972	11.560278	10.61%	0
2016	10.141864	10.450972	3.05%	0
2015	11.162836	10.141864	-9.15%	0
2014	11.187216	11.162836	-0.22%	0
2013	10.263527	11.187216	9.00%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.774674	11.318653	5.05%	0
2019	9.904771	10.774674	8.78%	0
2018	10.762147	9.904771	-7.97%	0
2017	9.749813	10.762147	10.38%	0
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.367171	10.756491	3.76%	0
2019	9.288393	10.367171	11.61%	0
2018	10.026452	9.288393	-7.36%	0
2017	9.381131	10.026452	6.88%	0
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.445922	11.253359	7.73%	0
2019	10.036023	10.445922	4.08%	0
2018	10.748581	10.036023	-6.63%	0
2017	9.970103	10.748581	7.81%	0
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.029859	10.046207	0.16%	0
2019	9.913885	10.029859	1.17%	0
2018	10.161160	9.913885	-2.43%	0
2017	10.307917	10.161160	-1.42%	0
2016	10.451343	10.307917	-1.37%	0
2015	10.713475	10.451343	-2.45%	0
2014	10.923373	10.713475	-1.92%	0
2013	11.246847	10.923373	-2.88%	0
2012	10.925588	11.246847	2.94%	0
2011	11.110206	10.925588	-1.66%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.852273	9.796477	-0.57%	0
2019	9.854753	9.852273	-0.03%	0
2018	9.982040	9.854753	-1.28%	0
2017	10.021986	9.982040	-0.40%	0
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.366220	10.952440	5.66%	0
2019	9.837110	10.366220	5.38%	0
2018	10.170961	9.837110	-3.28%	0
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.373777	23.460770	35.04%	0
2019	13.051248	17.373777	33.12%	0
2018	13.096886	13.051248	-0.35%	0
2017	10.276400	13.096886	27.45%	0
2016*	10.000000	10.276400	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.167712	18.734217	9.12%	0
2019	14.090724	17.167712	21.84%	0
2018	17.897665	14.090724	-21.27%	0
2017	14.522988	17.897665	23.24%	0
2016	15.292447	14.522988	-5.03%	0
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.380792	33.81%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.621539	12.999951	3.00%	0
2019	9.942149	12.621539	26.95%	0
2018	11.161903	9.942149	-10.93%	0
2017*	10.000000	11.161903	11.62%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.867611	48.912718	25.84%	0
2019	31.039108	38.867611	25.22%	0
2018	31.618080	31.039108	-1.83%	0
2017	25.510064	31.618080	23.94%	0
2016	29.347525	25.510064	-13.08%	0
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.244832	6.067149	15.68%	0
2019	4.829926	5.244832	8.59%	0
2018	6.932766	4.829926	-30.33%	0
2017	7.264129	6.932766	-4.56%	0
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.391173	6.251374	15.96%	0
2019	4.950351	5.391173	8.90%	0
2018	7.091235	4.950351	-30.19%	0
2017	7.409518	7.091235	-4.30%	0
2016	5.295803	7.409518	39.91%	0
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.695590	10.250687	-4.16%	0
2019*	10.000000	10.695590	6.96%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.242822	46.455327	53.61%	0
2019	24.886907	30.242822	21.52%	0
2018	25.238075	24.886907	-1.39%	0
2017	20.596901	25.238075	22.53%	0
2016	19.634941	20.596901	4.90%	0
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	0
2013	14.866034	21.741997	46.25%	0
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.062864	12.307680	2.03%	0
2019	10.757972	12.062864	12.13%	0
2018	11.935185	10.757972	-9.86%	0
2017	10.728678	11.935185	11.25%	0
2016	10.666504	10.728678	0.58%	0
2015	11.106922	10.666504	-3.97%	0
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	28.534456	28.450442	-0.29%	0
2019	23.724469	28.534456	20.27%	0
2018	25.900542	23.724469	-8.40%	0
2017	22.443123	25.900542	15.41%	0
2016	20.765304	22.443123	8.08%	0
2015	21.041329	20.765304	-1.31%	0
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.620365	8.573040	-0.55%	0
2019	7.585912	8.620365	13.64%	0
2018*	10.000000	7.585912	-24.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.294364	35.389850	0.27%	0
2019	30.252675	35.294364	16.67%	0
2018	36.712815	30.252675	-17.60%	0
2017	33.432383	36.712815	9.81%	0
2016	27.531562	33.432383	21.43%	0
2015	30.004170	27.531562	-8.24%	0
2014	28.304670	30.004170	6.00%	0
2013	21.135297	28.304670	33.92%	0
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.453851	12.209490	6.60%	0
2019	10.809367	11.453851	5.96%	0
2018	11.433285	10.809367	-5.46%	0
2017	11.333529	11.433285	0.88%	0
2016	11.157629	11.333529	1.58%	0
2015	11.757503	11.157629	-5.10%	0
2014	11.697770	11.757503	0.51%	0
2013	13.136334	11.697770	-10.95%	0
2012	12.573109	13.136334	4.48%	0
2011	11.562880	12.573109	8.74%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	27.116839	29.405264	8.44%	0
2019	22.520900	27.116839	20.41%	0
2018	24.943898	22.520900	-9.71%	0
2017	21.308716	24.943898	17.06%	0
2016	19.344803	21.308716	10.15%	0
2015	21.139250	19.344803	-8.49%	0
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.226769	26.785591	-1.62%	0
2019	21.692707	27.226769	25.51%	0
2018	25.619149	21.692707	-15.33%	0
2017	23.619328	25.619149	8.47%	0
2016	19.779342	23.619328	19.41%	0
2015	20.654511	19.779342	-4.24%	0
2014	18.262046	20.654511	13.10%	0
2013	14.448424	18.262046	26.39%	0
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	28.615035	28.073502	-1.89%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	13.049770	13.444337	3.02%	0
2019	11.367367	13.049770	14.80%	0
2018	12.286098	11.367367	-7.48%	0
2017	10.997788	12.286098	11.71%	0
2016	10.535717	10.997788	4.39%	0
2015	10.945378	10.535717	-3.74%	0
2014	10.931171	10.945378	0.13%	0
2013*	10.000000	10.931171	9.31%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.030181	11.484956	4.12%	0
2019	9.869431	11.030181	11.76%	0
2018	10.446570	9.869431	-5.52%	0
2017	10.025961	10.446570	4.20%	0
2016	9.132682	10.025961	9.78%	0
2015*	10.000000	9.132682	-8.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.964426	10.523681	5.61%	0
2019	9.382680	9.964426	6.20%	0
2018	9.714572	9.382680	-3.42%	0
2017	9.673250	9.714572	0.43%	0
2016	9.702338	9.673250	-0.30%	0
2015*	10.000000	9.702338	-2.98%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.834643	13.941662	0.77%	0
2019	11.155147	13.834643	24.02%	0
2018	12.385046	11.155147	-9.93%	0
2017	10.925909	12.385046	13.35%	0
2016	9.674539	10.925909	12.93%	0
2015*	10.000000	9.674539	-3.25%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.688050	18.425740	17.45%	0
2019	13.692213	15.688050	14.58%	0
2018	15.228540	13.692213	-10.09%	0
2017	13.763140	15.228540	10.65%	0
2016	13.625514	13.763140	1.01%	0
2015	14.145278	13.625514	-3.67%	0
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.280723	12.886611	4.93%	0
2019	10.530651	12.280723	16.62%	0
2018	12.838498	10.530651	-17.98%	0
2017	11.468705	12.838498	11.94%	0
2016	10.230741	11.468705	12.10%	0
2015	10.786089	10.230741	-5.15%	0
2014*	10.000000	10.786089	7.86%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	39.663796	42.698316	7.65%	0
2019	33.355187	39.663796	18.91%	0
2018	37.667269	33.355187	-11.45%	0
2017	34.437954	37.667269	9.38%	0
2016	28.148748	34.437954	22.34%	0
2015	29.619967	28.148748	-4.97%	0
2014	28.958802	29.619967	2.28%	0
2013	21.150419	28.958802	36.92%	0
2012	18.782006	21.150419	12.61%	0
2011	19.194143	18.782006	-2.15%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	31.747415	36.362054	14.54%	0
2019	24.936918	31.747415	27.31%	0
2018	26.940867	24.936918	-7.44%	0
2017	22.840917	26.940867	17.95%	0
2016	21.063046	22.840917	8.44%	0
2015	21.461173	21.063046	-1.86%	0
2014	19.501176	21.461173	10.05%	0
2013	15.217313	19.501176	28.15%	0
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	28.339803	34.021859	20.05%	0
2019	21.450597	28.339803	32.12%	0
2018	23.735269	21.450597	-9.63%	0
2017	19.204636	23.735269	23.59%	0
2016	18.336283	19.204636	4.74%	0
2015	19.370835	18.336283	-5.34%	0
2014	18.463273	19.370835	4.92%	0
2013	15.704754	18.463273	17.56%	0
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	20.886865	24.301735	16.35%	0
2019	17.669120	20.886865	18.21%	0
2018	22.502919	17.669120	-21.48%	0
2017	18.593861	22.502919	21.02%	0
2016	16.361367	18.593861	13.64%	0
2015	17.250562	16.361367	-5.15%	0
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.706519	11.074460	3.44%	0
2019	9.443270	10.706519	13.38%	0
2018	10.111109	9.443270	-6.61%	0
2017*	10.000000	10.111109	1.11%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.787341	15.026645	-4.82%	0
2019	12.703876	15.787341	24.27%	0
2018	15.722672	12.703876	-19.20%	0
2017	14.457712	15.722672	8.75%	0
2016	11.334300	14.457712	27.56%	0
2015	12.453705	11.334300	-8.99%	0
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.220380	10.143234	-0.75%	0
2019	9.809589	10.220380	4.19%	0
2018	10.091971	9.809589	-2.80%	0
2017	10.026094	10.091971	0.66%	0
2016	9.457490	10.026094	6.01%	0
2015	9.817340	9.457490	-3.67%	0
2014*	10.000000	9.817340	-1.83%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.508329	10.296852	-2.01%	0
2019	9.006257	10.508329	16.68%	0
2018*	10.000000	9.006257	-9.94%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.095332	12.693833	4.95%	0
2019	11.386837	12.095332	6.22%	0
2018	11.796998	11.386837	-3.48%	0
2017	11.685298	11.796998	0.96%	0
2016	11.598991	11.685298	0.74%	0
2015	11.973483	11.598991	-3.13%	0
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.265793	13.073024	27.35%	0
2019	8.166519	10.265793	25.71%	0
2018*	10.000000	8.166519	-18.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.370492	16.786212	9.21%	0
2019	13.647490	15.370492	12.63%	0
2018	14.652825	13.647490	-6.86%	0
2017	13.349831	14.652825	9.76%	0
2016	13.037356	13.349831	2.40%	0
2015	13.470610	13.037356	-3.22%	0
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.792051	18.744043	11.62%	0
2019	14.396134	16.792051	16.64%	0
2018	15.755580	14.396134	-8.63%	0
2017	13.926835	15.755580	13.13%	0
2016	13.527256	13.926835	2.95%	0
2015	13.966787	13.527256	-3.15%	0
2014	13.723716	13.966787	1.77%	0
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.523666	21.023384	13.49%	0
2019	15.338995	18.523666	20.76%	0
2018	17.148400	15.338995	-10.55%	0
2017	14.601134	17.148400	17.45%	0
2016	14.106056	14.601134	3.51%	0
2015	14.574729	14.106056	-3.22%	0
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.113001	15.582296	18.83%	0
2019	10.858302	13.113001	20.76%	0
2018	11.680083	10.858302	-7.04%	0
2017	10.337198	11.680083	12.99%	0
2016*	10.000000	10.337198	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.198996	45.871154	26.72%	0
2019	28.339978	36.198996	27.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.255997	7.350388	-34.70%	0
2019	10.533433	11.255997	6.86%	0
2018	14.392267	10.533433	-26.81%	0
2017	15.212713	14.392267	-5.39%	0
2016	11.710149	15.212713	29.91%	0
2015	15.186970	11.710149	-22.89%	0
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.696114	26.612547	3.57%	0
2019	20.776984	25.696114	23.68%	0
2018	23.350542	20.776984	-11.02%	0
2017	21.301778	23.350542	9.62%	0
2016	18.597646	21.301778	14.54%	0
2015	19.959781	18.597646	-6.82%	0
2014	18.910154	19.959781	5.55%	0
2013	15.203784	18.910154	24.38%	0
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.111357	14.773007	4.69%	0
2019	11.183510	14.111357	26.18%	0
2018	12.659440	11.183510	-11.66%	0
2017	11.156352	12.659440	13.47%	0
2016*	10.000000	11.156352	11.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	36.201255	50.564814	39.68%	0
2019	27.770248	36.201255	30.36%	0
2018	28.669340	27.770248	-3.14%	0
2017	21.853463	28.669340	31.19%	0
2016	22.335379	21.853463	-2.16%	0
2015	21.472607	22.335379	4.02%	0
2014	19.879156	21.472607	8.02%	0
2013	15.022343	19.879156	32.33%	0
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.406664	13.177930	6.22%	0
2019	11.654838	12.406664	6.45%	0
2018	12.075101	11.654838	-3.48%	0
2017	11.932869	12.075101	1.19%	0
2016	11.737477	11.932869	1.66%	0
2015	12.166594	11.737477	-3.53%	0
2014	11.839094	12.166594	2.77%	0
2013	12.424572	11.839094	-4.71%	0
2012	12.092556	12.424572	2.75%	0
2011	11.610331	12.092556	4.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	38.832604	44.535247	14.69%	0
2019	32.401837	38.832604	19.85%	0
2018	39.079699	32.401837	-17.09%	0
2017	33.318108	39.079699	17.29%	0
2016	30.592439	33.318108	8.91%	0
2015	31.962083	30.592439	-4.29%	0
2014	30.980450	31.962083	3.17%	0
2013	23.433923	30.980450	32.20%	0
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	22.885613	25.682114	12.22%	0
2019	18.447357	22.885613	24.06%	0
2018	22.323787	18.447357	-17.36%	0
2017	17.648697	22.323787	26.49%	0
2016	19.145788	17.648697	-7.82%	0
2015	19.049234	19.145788	0.51%	0
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	32.732891	34.403262	5.10%	0
2019	25.086658	32.732891	30.48%	0
2018	31.256539	25.086658	-19.74%	0
2017	26.973140	31.256539	15.88%	0
2016	25.367514	26.973140	6.33%	0
2015	26.930790	25.367514	-5.80%	0
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.923472	14.051244	8.73%	0
2019	11.081355	12.923472	16.62%	0
2018	12.607126	11.081355	-12.10%	0
2017	11.569966	12.607126	8.96%	0
2016	10.505423	11.569966	10.13%	0
2015	11.512315	10.505423	-8.75%	0
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.269812	14.960549	-2.03%	0
2019	13.522003	15.269812	12.93%	0
2018	14.524521	13.522003	-6.90%	0
2017	13.609855	14.524521	6.72%	0
2016	12.266228	13.609855	10.95%	0
2015	13.563524	12.266228	-9.56%	0
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	31.437730	35.473985	12.84%	0
2019	25.001576	31.437730	25.74%	0
2018	27.073462	25.001576	-7.65%	0
2017	23.077798	27.073462	17.31%	0
2016	20.437620	23.077798	12.92%	0
2015	21.800063	20.437620	-6.25%	0
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	35.945351	36.789590	2.35%	0
2019	29.238815	35.945351	22.94%	0
2018	34.497322	29.238815	-15.24%	0
2017	32.039047	34.497322	7.67%	0
2016	25.290614	32.039047	26.68%	0
2015	28.065850	25.290614	-9.89%	0
2014	28.681125	28.065850	-2.15%	0
2013	21.636006	28.681125	32.56%	0
2012	18.783774	21.636006	15.18%	0
2011	20.058303	18.783774	-6.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.418660	13.019469	14.02%	0
2019	9.262633	11.418660	23.28%	0
2018	11.307333	9.262633	-18.08%	0
2017	8.275752	11.307333	36.63%	0
2016	7.241587	8.275752	14.28%	0
2015	9.257546	7.241587	-21.78%	0
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.311051	17.610235	-3.83%	0
2019	16.723810	18.311051	9.49%	0
2018	20.330176	16.723810	-17.74%	0
2017	17.903846	20.330176	13.55%	0
2016	17.167489	17.903846	4.29%	0
2015	18.869266	17.167489	-9.02%	0
2014	21.822403	18.869266	-13.53%	0
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.016301	8.309482	-7.84%	0
2019	9.083648	9.016301	-0.74%	0
2018	9.159663	9.083648	-0.83%	0
2017	9.235284	9.159663	-0.82%	0
2016	9.219898	9.235284	0.17%	0
2015	9.902094	9.219898	-6.89%	0
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.747094	11.900103	1.30%	0
2019	10.785606	11.747094	8.91%	0
2018	11.589126	10.785606	-6.93%	0
2017	10.529194	11.589126	10.07%	0
2016	10.370692	10.529194	1.53%	0
2015	11.316865	10.370692	-8.36%	0
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.864514	10.243133	3.84%	0
2019	9.316348	9.864514	5.88%	0
2018*	10.000000	9.316348	-6.84%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.129934	9.539727	4.49%	0
2019	8.935327	9.129934	2.18%	0
2018	9.675673	8.935327	-7.65%	0
2017	9.590966	9.675673	0.88%	0
2016	9.904271	9.590966	-3.16%	0
2015	9.994336	9.904271	-0.90%	0
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.228439	29.330482	38.17%	0
2019	15.992023	21.228439	32.74%	0
2018	17.103864	15.992023	-6.50%	0
2017	13.837094	17.103864	23.61%	0
2016	13.938844	13.837094	-0.73%	0
2015	13.676043	13.938844	1.92%	0
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.523131	45.23%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	36.159862	44.801997	23.90%	0
2019	28.270744	36.159862	27.91%	0
2018	33.554265	28.270744	-15.75%	0
2017	25.294999	33.554265	32.65%	0
2016	26.035915	25.294999	-2.85%	0
2015	25.810599	26.035915	0.87%	0
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.903617	9.924481	0.21%	0
2019	9.202370	9.903617	7.62%	0
2018	9.908983	9.202370	-7.13%	0
2017	9.603464	9.908983	3.18%	0
2016	9.287345	9.603464	3.40%	0
2015	9.789038	9.287345	-5.13%	0
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.724013	31.775556	10.62%	0
2019	22.408863	28.724013	28.18%	0
2018	25.063951	22.408863	-10.59%	0
2017	22.083502	25.063951	13.50%	0
2016	20.390683	22.083502	8.30%	0
2015	20.325056	20.390683	0.32%	0
2014	18.921120	20.325056	7.42%	0
2013	14.794616	18.921120	27.89%	0
2012	13.040158	14.794616	13.45%	0
2011	13.443544	13.040158	-3.00%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.961070	15.858446	6.00%	0
2019	12.297276	14.961070	21.66%	0
2018	14.299268	12.297276	-14.00%	0
2017	12.816769	14.299268	11.57%	0
2016	11.639367	12.816769	10.12%	0
2015	12.497391	11.639367	-6.87%	0
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	38.161251	44.422149	16.41%	0
2019	31.094061	38.161251	22.73%	0
2018	35.727463	31.094061	-12.97%	0
2017	32.232229	35.727463	10.84%	0
2016	28.149356	32.232229	14.50%	0
2015	30.808026	28.149356	-8.63%	0
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.187893	11.998758	17.77%	0
2019	8.183181	10.187893	24.50%	0
2018	10.456077	8.183181	-21.74%	0
2017	8.497984	10.456077	23.04%	0
2016	8.976909	8.497984	-5.34%	0
2015	8.948118	8.976909	0.32%	0
2014*	10.000000	8.948118	-10.52%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.483290	17.156026	10.80%	0
2019	13.067103	15.483290	18.49%	0
2018	14.204440	13.067103	-8.01%	0
2017	12.342082	14.204440	15.09%	0
2016	13.017977	12.342082	-5.19%	0
2015	14.597768	13.017977	-10.82%	0
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.562288	12.959887	3.17%	0
2019	11.611205	12.562288	8.19%	0
2018	12.193078	11.611205	-4.77%	0
2017	11.745962	12.193078	3.81%	0
2016	10.389219	11.745962	13.06%	0
2015	11.420474	10.389219	-9.03%	0
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.186016	29.266178	44.98%	0
2019	15.039795	20.186016	34.22%	0
2018	15.468619	15.039795	-2.77%	0
2017	12.527132	15.468619	23.48%	0
2016	12.131864	12.527132	3.26%	0
2015	13.233514	12.131864	-8.32%	0
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	26.976726	29.930983	10.95%	0
2019	22.674754	26.976726	18.97%	0
2018	23.207441	22.674754	-2.30%	0
2017	20.188218	23.207441	14.96%	0
2016	19.887029	20.188218	1.51%	0
2015	20.355350	19.887029	-2.30%	0
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.901207	10.621536	7.28%	0
2019	9.311992	9.901207	6.33%	0
2018	9.696580	9.311992	-3.97%	0
2017	9.641620	9.696580	0.57%	0
2016	9.693062	9.641620	-0.53%	0
2015*	10.000000	9.693062	-3.07%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	46.096966	62.361656	35.28%	0
2019	34.618310	46.096966	33.16%	0
2018	34.983284	34.618310	-1.04%	0
2017	27.655239	34.983284	26.50%	0
2016	27.878996	27.655239	-0.80%	0
2015	25.596957	27.878996	8.92%	0
2014	24.253494	25.596957	5.54%	0
2013	19.044179	24.253494	27.35%	0
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.423474	44.620113	46.66%	0
2019	21.590555	30.423474	40.91%	0
2018	21.993271	21.590555	-1.83%	0
2017	15.596326	21.993271	41.02%	0
2016	14.077794	15.596326	10.79%	0
2015	13.826135	14.077794	1.82%	0
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	26.603576	30.032608	12.89%	0
2019	21.578705	26.603576	23.29%	0
2018	26.137636	21.578705	-17.44%	0
2017	20.534752	26.137636	27.28%	0
2016	22.620424	20.534752	-9.22%	0
2015	25.493158	22.620424	-11.27%	0
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.697191	9.314943	-3.94%	0
2019	8.435848	9.697191	14.95%	0
2018	10.647258	8.435848	-20.77%	0
2017	8.559780	10.647258	24.39%	0
2016	7.283095	8.559780	17.53%	0
2015	9.363355	7.283095	-22.22%	0
2014*	10.000000	9.363355	-6.37%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.142375	10.601492	4.53%	0
2019	9.615163	10.142375	5.48%	0
2018	9.985985	9.615163	-3.71%	0
2017	9.880539	9.985985	1.07%	0
2016*	10.000000	9.880539	-1.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.406596	28.907431	41.66%	0
2019	14.845271	20.406596	37.46%	0
2018	15.526350	14.845271	-4.39%	0
2017	12.630034	15.526350	22.93%	0
2016	11.929837	12.630034	5.87%	0
2015	12.529805	11.929837	-4.79%	0
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.170054	32.309258	0.43%	0
2019	25.529800	32.170054	26.01%	0
2018	29.274448	25.529800	-12.79%	0
2017	25.636630	29.274448	14.19%	0
2016	23.155991	25.636630	10.71%	0
2015	24.022961	23.155991	-3.61%	0
2014	22.403814	24.022961	7.23%	0
2013	16.980665	22.403814	31.94%	0
2012	15.060905	16.980665	12.75%	0
2011	15.550516	15.060905	-3.15%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.754774	12.086468	12.38%	0
2019*	10.000000	10.754774	7.55%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.431201	22.726999	16.96%	0
2019	15.893182	19.431201	22.26%	0
2018	18.096696	15.893182	-12.18%	0
2017	14.664323	18.096696	23.41%	0
2016	14.512570	14.664323	1.05%	0
2015	14.028605	14.512570	3.45%	0
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.435324	19.541583	18.90%	0
2019	12.101103	16.435324	35.82%	0
2018	12.367656	12.101103	-2.16%	0
2017	9.921608	12.367656	24.65%	0
2016	9.633375	9.921608	2.99%	0
2015*	10.000000	9.633375	-3.67%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.196440	31.96%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.506021	35.06%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.976177	12.532442	4.64%	0
2019	11.127736	11.976177	7.62%	0
2018	11.543363	11.127736	-3.60%	0
2017	11.202413	11.543363	3.04%	0
2016	10.875101	11.202413	3.01%	0
2015	11.270707	10.875101	-3.51%	0
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.306704	21.878476	2.68%	0
2019	19.180117	21.306704	11.09%	0
2018	21.209599	19.180117	-9.57%	0
2017	19.889874	21.209599	6.64%	0
2016	18.484406	19.889874	7.60%	0
2015	19.223390	18.484406	-3.84%	0
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.128840	10.672787	-4.10%	0
2019	8.944888	11.128840	24.42%	0
2018	9.982090	8.944888	-10.39%	0
2017	9.114854	9.982090	9.51%	0
2016	8.147546	9.114854	11.87%	0
2015*	10.000000	8.147546	-18.52%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.262940	21.392671	11.06%	0
2019	15.965552	19.262940	20.65%	0
2018	17.681023	15.965552	-9.70%	0
2017	15.461458	17.681023	14.36%	0
2016	14.314135	15.461458	8.02%	0
2015	15.847253	14.314135	-9.67%	0
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.572694	16.975889	46.69%	0
2019	8.953586	11.572694	29.25%	0
2018	11.044750	8.953586	-18.93%	0
2017	9.041398	11.044750	22.16%	0
2016	9.527097	9.041398	-5.10%	0
2015	9.856048	9.527097	-3.34%	0
2014	10.268433	9.856048	-4.02%	0
2013	8.716146	10.268433	17.81%	0
2012	7.754958	8.716146	12.39%	0
2011	8.818482	7.754958	-12.06%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.547768	18.032735	8.97%	0
2019	14.080571	16.547768	17.52%	0
2018	15.231981	14.080571	-7.56%	0
2017	13.518363	15.231981	12.68%	0
2016	12.745362	13.518363	6.06%	0
2015	12.971394	12.745362	-1.74%	0
2014	12.697683	12.971394	2.16%	0
2013	10.585160	12.697683	19.96%	0
2012	9.401898	10.585160	12.59%	0
2011	9.573283	9.401898	-1.79%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.345951	10.993387	6.26%	0
2019	9.756549	10.345951	6.04%	0
2018	10.137613	9.756549	-3.76%	0
2017	10.093945	10.137613	0.43%	0
2016	10.105434	10.093945	-0.11%	0
2015	10.409923	10.105434	-2.92%	0
2014	10.191390	10.409923	2.14%	0
2013	10.750932	10.191390	-5.20%	0
2012	10.527159	10.750932	2.13%	0
2011	10.232732	10.527159	2.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.419877	25.815455	26.42%	0
2019	15.570954	20.419877	31.14%	0
2018	17.670702	15.570954	-11.88%	0
2017	13.865598	17.670702	27.44%	0
2016	14.222634	13.865598	-2.51%	0
2015	13.719648	14.222634	3.67%	0
2014	13.846214	13.719648	-0.91%	0
2013	11.061947	13.846214	25.17%	0
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.967564	32.382381	47.41%	0
2019	17.328823	21.967564	26.77%	0
2018	17.930189	17.328823	-3.35%	0
2017	14.418213	17.930189	24.36%	0
2016	13.585750	14.418213	6.13%	0
2015	13.119540	13.585750	3.55%	0
2014	12.477101	13.119540	5.15%	0
2013	9.893605	12.477101	26.11%	0
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.734958	19.512895	10.03%	0
2019	14.504229	17.734958	22.27%	0
2018	15.242118	14.504229	-4.84%	0
2017	12.846781	15.242118	18.65%	0
2016	11.884543	12.846781	8.10%	0
2015	12.083059	11.884543	-1.64%	0
2014	11.266100	12.083059	7.25%	0
2013	8.707737	11.266100	29.38%	0
2012	7.645384	8.707737	13.90%	0
2011	8.036784	7.645384	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	13.788404	13.960804	1.25%	0
2019	12.980790	13.788404	6.22%	0
2018	13.663441	12.980790	-5.00%	0
2017	13.205407	13.663441	3.47%	0
2016	12.490736	13.205407	5.72%	0
2015	13.219475	12.490736	-5.51%	0
2014	13.078381	13.219475	1.08%	0
2013	13.594175	13.078381	-3.79%	0
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	28.901913	30.948559	7.08%	0
2019	23.022238	28.901913	25.54%	0
2018	23.730665	23.022238	-2.99%	0
2017	20.281119	23.730665	17.01%	0
2016	18.750114	20.281119	8.17%	0
2015	19.143748	18.750114	-2.06%	0
2014	17.595772	19.143748	8.80%	0
2013	13.826579	17.595772	27.26%	0
2012	12.482632	13.826579	10.77%	0
2011	12.779976	12.482632	-2.33%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	28.598298	28.757533	0.56%	0
2019	23.141995	28.598298	23.58%	0
2018	25.705631	23.141995	-9.97%	0
2017	22.446319	25.705631	14.52%	0
2016	19.619556	22.446319	14.41%	0
2015	21.569515	19.619556	-9.04%	0
2014	20.351445	21.569515	5.99%	0
2013	15.458850	20.351445	31.65%	0
2012	13.445593	15.458850	14.97%	0
2011	14.179482	13.445593	-5.18%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.599740	11.813926	11.45%	0
2019	9.477418	10.599740	11.84%	0
2018	10.643589	9.477418	-10.96%	0
2017	9.235545	10.643589	15.25%	0
2016	9.216925	9.235545	0.20%	0
2015*	10.000000	9.216925	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.368201	15.736128	9.52%	0
2019	11.912556	14.368201	20.61%	0
2018	13.719352	11.912556	-13.17%	0
2017	11.768773	13.719352	16.57%	0
2016	11.160950	11.768773	5.45%	0
2015	11.675488	11.160950	-4.41%	0
2014	11.483117	11.675488	1.68%	0
2013	9.114934	11.483117	25.98%	0
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.894407	13.760783	6.72%	0
2019	11.406657	12.894407	13.04%	0
2018	12.504523	11.406657	-8.78%	0
2017	11.468360	12.504523	9.03%	0
2016	11.107251	11.468360	3.25%	0
2015	11.537731	11.107251	-3.73%	0
2014	11.369305	11.537731	1.48%	0
2013	10.191003	11.369305	11.56%	0
2012	9.431278	10.191003	8.06%	0
2011	9.824565	9.431278	-4.00%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.886451	15.060913	8.46%	0
2019	11.869324	13.886451	16.99%	0
2018	13.284656	11.869324	-10.65%	0
2017	11.788852	13.284656	12.69%	0
2016	11.288538	11.788852	4.43%	0
2015	11.758066	11.288538	-3.99%	0
2014	11.542173	11.758066	1.87%	0
2013	9.783733	11.542173	17.97%	0
2012	8.848641	9.783733	10.57%	0
2011	9.418415	8.848641	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.293178	11.822634	4.69%	0
2019	10.487450	11.293178	7.68%	0
2018	11.068473	10.487450	-5.25%	0
2017	10.694708	11.068473	3.49%	0
2016	10.506002	10.694708	1.80%	0
2015	10.877389	10.506002	-3.41%	0
2014	10.818279	10.877389	0.55%	0
2013	10.595806	10.818279	2.10%	0
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.421020	11.672936	2.21%	0
2019	10.309723	11.421020	10.78%	0
2018	11.396675	10.309723	-9.54%	0
2017	10.205078	11.396675	11.68%	0
2016	9.935381	10.205078	2.71%	0
2015	10.669279	9.935381	-6.88%	0
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.881535	12.411575	4.46%	0
2019	10.580232	11.881535	12.30%	0
2018	11.703358	10.580232	-9.60%	0
2017	10.210533	11.703358	14.62%	0
2016	9.879316	10.210533	3.35%	0
2015	10.674063	9.879316	-7.45%	0
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.434081	14.468689	7.70%	0
2019	11.686381	13.434081	14.96%	0
2018	12.928785	11.686381	-9.61%	0
2017	11.657946	12.928785	10.90%	0
2016	11.224118	11.657946	3.87%	0
2015	11.659903	11.224118	-3.74%	0
2014	11.459745	11.659903	1.75%	0
2013	9.997616	11.459745	14.62%	0
2012	9.144510	9.997616	9.33%	0
2011	9.622188	9.144510	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.114649	15.417345	9.23%	0
2019	11.867910	14.114649	18.93%	0
2018	13.480299	11.867910	-11.96%	0
2017	11.733102	13.480299	14.89%	0
2016	11.207007	11.733102	4.69%	0
2015	11.694368	11.207007	-4.17%	0
2014	11.494541	11.694368	1.74%	0
2013	9.505704	11.494541	20.92%	0
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.441958	13.202290	6.11%	0
2019	11.187208	12.441958	11.22%	0
2018	12.074577	11.187208	-7.35%	0
2017	11.292337	12.074577	6.93%	0
2016	10.948160	11.292337	3.14%	0
2015	11.373144	10.948160	-3.74%	0
2014	11.230294	11.373144	1.27%	0
2013	10.375788	11.230294	8.24%	0
2012	9.691046	10.375788	7.07%	0
2011	9.986364	9.691046	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.520962	13.837376	2.34%	0
2019	12.353609	13.520962	9.45%	0
2018	15.061619	12.353609	-17.98%	0
2017	12.612803	15.061619	19.42%	0
2016	12.818920	12.612803	-1.61%	0
2015	13.709885	12.818920	-6.50%	0
2014	15.340235	13.709885	-10.63%	0
2013	13.127811	15.340235	16.85%	0
2012	11.285046	13.127811	16.33%	0
2011	13.243557	11.285046	-14.79%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.715754	17.16%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.448897	11.894235	3.89%	0
2019	10.825065	11.448897	5.76%	0
2018	11.204212	10.825065	-3.38%	0
2017	11.052294	11.204212	1.37%	0
2016	10.816708	11.052294	2.18%	0
2015	11.215636	10.816708	-3.56%	0
2014	11.011623	11.215636	1.85%	0
2013	11.563365	11.011623	-4.77%	0
2012	11.057597	11.563365	4.57%	0
2011	10.696278	11.057597	3.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.211368	12.955814	6.10%	0
2019	11.451564	12.211368	6.63%	0
2018	11.944735	11.451564	-4.13%	0
2017	11.829633	11.944735	0.97%	0
2016	11.764520	11.829633	0.55%	0
2015	12.153860	11.764520	-3.20%	0
2014	11.909714	12.153860	2.05%	0
2013	12.496250	11.909714	-4.69%	0
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.369548	10.467156	0.94%	0
2019	9.998764	10.369548	3.71%	0
2018*	10.000000	9.998764	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.442302	32.370606	9.95%	0
2019	24.668165	29.442302	19.35%	0
2018	30.793798	24.668165	-19.89%	0
2017	22.408065	30.793798	37.42%	0
2016	21.425684	22.408065	4.59%	0
2015	26.288106	21.425684	-18.50%	0
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.102227	20.736020	3.15%	0
2019	18.005763	20.102227	11.64%	0
2018	19.080454	18.005763	-5.63%	0
2017	18.367310	19.080454	3.88%	0
2016	16.534769	18.367310	11.08%	0
2015	17.448635	16.534769	-5.24%	0
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.644003	10.986623	3.22%	0
2019	10.293885	10.644003	3.40%	0
2018	10.586204	10.293885	-2.76%	0
2017	10.657016	10.586204	-0.66%	0
2016	10.871288	10.657016	-1.97%	0
2015	11.185148	10.871288	-2.81%	0
2014	10.993234	11.185148	1.75%	0
2013	11.775911	10.993234	-6.65%	0
2012	11.744503	11.775911	0.27%	0
2011	11.253024	11.744503	4.37%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.592232	7.405225	-2.46%	0
2019	7.666330	7.592232	-0.97%	0
2018	7.772157	7.666330	-1.36%	0
2017	7.953703	7.772157	-2.28%	0
2016	8.173175	7.953703	-2.69%	0
2015	8.399974	8.173175	-2.70%	0
2014	8.633064	8.399974	-2.70%	0
2013	8.872624	8.633064	-2.70%	0
2012	9.119514	8.872624	-2.71%	0
2011	9.371859	9.119514	-2.69%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.884749	9.309205	4.78%	0
2019	7.678922	8.884749	15.70%	0
2018	9.264720	7.678922	-17.12%	0
2017	7.492393	9.264720	23.66%	0
2016	7.651246	7.492393	-2.08%	0
2015	8.125337	7.651246	-5.83%	0
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.737179	10.149519	4.23%	0
2019	8.256747	9.737179	17.93%	0
2018	9.883477	8.256747	-16.46%	0
2017	8.160959	9.883477	21.11%	0
2016	8.343149	8.160959	-2.18%	0
2015	8.695517	8.343149	-4.05%	0
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.505657	29.095433	9.77%	0
2019	22.016163	26.505657	20.39%	0
2018	24.829371	22.016163	-11.33%	0
2017	21.545460	24.829371	15.24%	0
2016	20.226572	21.545460	6.52%	0
2015	20.997493	20.226572	-3.67%	0
2014	20.555420	20.997493	2.15%	0
2013	16.601935	20.555420	23.81%	0
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.173635	17.217259	6.45%	0
2019	14.411482	16.173635	12.23%	0
2018	15.568696	14.411482	-7.43%	0
2017	14.396923	15.568696	8.14%	0
2016	13.918074	14.396923	3.44%	0
2015	14.329203	13.918074	-2.87%	0
2014	14.081166	14.329203	1.76%	0
2013	12.759052	14.081166	10.36%	0
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.702764	21.398316	8.61%	0
2019	16.882889	19.702764	16.70%	0
2018	18.554739	16.882889	-9.01%	0
2017	16.608543	18.554739	11.72%	0
2016	15.842019	16.608543	4.84%	0
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.622940	13.106923	3.83%	0
2019	11.844092	12.622940	6.58%	0
2018	12.398192	11.844092	-4.47%	0
2017	12.056140	12.398192	2.84%	0
2016	11.883087	12.056140	1.46%	0
2015	12.180599	11.883087	-2.44%	0
2014	12.049822	12.180599	1.09%	0
2013	11.813399	12.049822	2.00%	0
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.418141	11.616502	1.74%	0
2019	10.385073	11.418141	9.95%	0
2018	11.311255	10.385073	-8.19%	0
2017	10.193877	11.311255	10.96%	0
2016	9.910278	10.193877	2.86%	0
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.955995	12.369360	3.46%	0
2019	10.661961	11.955995	12.14%	0
2018	11.665846	10.661961	-8.61%	0
2017	10.249868	11.665846	13.81%	0
2016	9.848894	10.249868	4.07%	0
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.578347	21.020434	7.37%	0
2019	17.089084	19.578347	14.57%	0
2018	18.623899	17.089084	-8.24%	0
2017	16.948250	18.623899	9.89%	0
2016	16.256026	16.948250	4.26%	0
2015	16.763259	16.256026	-3.03%	0
2014	16.379761	16.763259	2.34%	0
2013	14.434131	16.379761	13.48%	0
2012	13.388089	14.434131	7.81%	0
2011	13.764356	13.388089	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.683322	25.884959	9.30%	0
2019	19.979308	23.683322	18.54%	0
2018	22.256710	19.979308	-10.23%	0
2017	19.602881	22.256710	13.54%	0
2016	18.570237	19.602881	5.56%	0
2015	19.225924	18.570237	-3.41%	0
2014	18.826217	19.225924	2.12%	0
2013	15.810441	18.826217	19.07%	0
2012	14.284568	15.810441	10.68%	0
2011	14.999139	14.284568	-4.76%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.983306	16.881893	5.62%	0
2019	14.475091	15.983306	10.42%	0
2018	15.455867	14.475091	-6.35%	0
2017	14.543817	15.455867	6.27%	0
2016	14.139853	14.543817	2.86%	0
2015	14.536684	14.139853	-2.73%	0
2014	14.264027	14.536684	1.91%	0
2013	13.267383	14.264027	7.51%	0
2012	12.621651	13.267383	5.12%	0
2011	12.708943	12.621651	-0.69%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.374068	10.813182	4.23%	0
2019*	10.000000	10.374068	3.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.672018	12.020460	12.64%	0
2019*	10.000000	10.672018	6.72%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.729600	24.940197	26.41%	0
2019	15.571493	19.729600	26.70%	0
2018	16.561040	15.571493	-5.98%	0
2017	13.103744	16.561040	26.38%	0
2016	13.203566	13.103744	-0.76%	0
2015	13.158162	13.203566	0.35%	0
2014	12.277325	13.158162	7.17%	0
2013	9.387283	12.277325	30.79%	0
2012	8.307505	9.387283	13.00%	0
2011	8.822750	8.307505	-5.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.168483	12.679620	4.20%	0
2019	10.511978	12.168483	15.76%	0
2018	11.352616	10.511978	-7.40%	0
2017	9.924587	11.352616	14.39%	0
2016	9.396056	9.924587	5.63%	0
2015	9.878811	9.396056	-4.89%	0
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.002025	14.575115	4.09%	0
2019	11.797176	14.002025	18.69%	0
2018	12.446939	11.797176	-5.22%	0
2017	10.510743	12.446939	18.42%	0
2016	9.815568	10.510743	7.08%	0
2015	10.073729	9.815568	-2.56%	0
2014*	10.000000	10.073729	0.74%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.592419	38.741664	15.33%	0
2019	25.139170	33.592419	33.63%	0
2018	26.245219	25.139170	-4.21%	0
2017	21.225602	26.245219	23.65%	0
2016	21.111107	21.225602	0.54%	0
2015	20.698718	21.111107	1.99%	0
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	0
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.915219	25.566684	-1.34%	0
2019	21.024326	25.915219	23.26%	0
2018	23.871997	21.024326	-11.93%	0
2017	22.623484	23.871997	5.52%	0
2016	19.340276	22.623484	16.98%	0
2015	20.801009	19.340276	-7.02%	0
2014	18.927465	20.801009	9.90%	0
2013	14.773331	18.927465	28.12%	0
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.752845	17.53%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	38.750370	42.649045	10.06%	0
2019	31.695266	38.750370	22.26%	0
2018	36.765657	31.695266	-13.79%	0
2017	32.633392	36.765657	12.66%	0
2016	27.879573	32.633392	17.05%	0
2015	29.398296	27.879573	-5.17%	0
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.336263	18.598698	-3.81%	0
2019	16.046328	19.336263	20.50%	0
2018	18.992941	16.046328	-15.51%	0
2017	17.145588	18.992941	10.77%	0
2016	14.983724	17.145588	14.43%	0
2015	15.857168	14.983724	-5.51%	0
2014	13.926777	15.857168	13.86%	0
2013	10.549272	13.926777	32.02%	0
2012	9.319371	10.549272	13.20%	0
2011	9.805085	9.319371	-4.95%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	28.607053	39.112507	36.72%	0
2019	21.717668	28.607053	31.72%	0
2018	24.322486	21.717668	-10.71%	0
2017	20.052901	24.322486	21.29%	0
2016	19.071014	20.052901	5.15%	0
2015	19.497036	19.071014	-2.19%	0
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	32.204944	32.886935	2.12%	0
2019	27.886305	32.204944	15.49%	0
2018	34.587542	27.886305	-19.37%	0
2017	32.683628	34.587542	5.83%	0
2016	26.738863	32.683628	22.23%	0
2015	29.325411	26.738863	-8.82%	0
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	0
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.517881	39.904140	19.05%	0
2019	27.480542	33.517881	21.97%	0
2018	32.406893	27.480542	-15.20%	0
2017	29.420227	32.406893	10.15%	0
2016	24.672128	29.420227	19.24%	0
2015	25.846709	24.672128	-4.54%	0
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.771012	19.608361	10.34%	0
2019	14.259166	17.771012	24.63%	0
2018	15.429873	14.259166	-7.59%	0
2017	12.709705	15.429873	21.40%	0
2016	11.503378	12.709705	10.49%	0
2015	11.965342	11.503378	-3.86%	0
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.491019	20.391420	10.28%	0
2019	15.077027	18.491019	22.64%	0
2018	16.465225	15.077027	-8.43%	0
2017	14.295511	16.465225	15.18%	0
2016	13.342300	14.295511	7.14%	0
2015	13.770171	13.342300	-3.11%	0
2014	12.806347	13.770171	7.53%	0
2013	9.499294	12.806347	34.81%	0
2012	8.765688	9.499294	8.37%	0
2011	9.312578	8.765688	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.093087	13.848616	-8.25%	0
2019	11.891435	15.093087	26.92%	0
2018	12.740274	11.891435	-6.66%	0
2017	12.334938	12.740274	3.29%	0
2016	11.827251	12.334938	4.29%	0
2015	12.884829	11.827251	-8.21%	0
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.864137	21.631448	14.67%	0
2019	14.817746	18.864137	27.31%	0
2018	16.011658	14.817746	-7.46%	0
2017	13.573594	16.011658	17.96%	0
2016	12.522101	13.573594	8.40%	0
2015	12.749373	12.522101	-1.78%	0
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.104509	9.109572	0.06%	0
2019	8.989710	9.104509	1.28%	0
2018	9.165380	8.989710	-1.92%	0
2017	9.272571	9.165380	-1.16%	0
2016	9.297498	9.272571	-0.27%	0
2015	9.588216	9.297498	-3.03%	0
2014	9.805849	9.588216	-2.22%	0
2013	10.067348	9.805849	-2.60%	0
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.063763	18.649663	16.10%	0
2019	13.211776	16.063763	21.59%	0
2018	15.318294	13.211776	-13.75%	0
2017	13.786942	15.318294	11.11%	0
2016	11.721902	13.786942	17.62%	0
2015	12.665579	11.721902	-7.45%	0
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.709031	30.779266	56.17%	0
2019	14.802816	19.709031	33.14%	0
2018	16.369870	14.802816	-9.57%	0
2017	13.191887	16.369870	24.09%	0
2016	12.782847	13.191887	3.20%	0
2015	13.183195	12.782847	-3.04%	0
2014	13.063157	13.183195	0.92%	0
2013	9.686039	13.063157	34.87%	0
2012	8.683756	9.686039	11.54%	0
2011	9.339993	8.683756	-7.03%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	36.482683	49.594392	35.94%	0
2019	28.302122	36.482683	28.90%	0
2018	31.134156	28.302122	-9.10%	0
2017	25.686083	31.134156	21.21%	0
2016	25.342220	25.686083	1.36%	0
2015	25.788988	25.342220	-1.73%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.429804	8.485818	0.66%	0
2019	8.355662	8.429804	0.89%	0
2018	8.502007	8.355662	-1.72%	0
2017	8.660105	8.502007	-1.83%	0
2016	8.792555	8.660105	-1.51%	0
2015	9.019976	8.792555	-2.52%	0
2014	9.214074	9.019976	-2.11%	0
2013	9.411710	9.214074	-2.10%	0
2012	9.247681	9.411710	1.77%	0
2011	9.476224	9.247681	-2.41%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.515186	33.173011	16.33%	0
2019	23.280233	28.515186	22.49%	0
2018	25.383552	23.280233	-8.29%	0
2017	22.026345	25.383552	15.24%	0
2016	20.603844	22.026345	6.90%	0
2015	21.274226	20.603844	-3.15%	0
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.483110	10.757230	2.61%	0
2019	9.436409	10.483110	11.09%	0
2018	10.363883	9.436409	-8.95%	0
2017	9.661235	10.363883	7.27%	0
2016	9.382918	9.661235	2.97%	0
2015	10.126309	9.382918	-7.34%	0
2014	10.134664	10.126309	-0.08%	0
2013*	10.000000	10.134664	1.35%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.858586	11.077852	2.02%	0
2019	9.567743	10.858586	13.49%	0
2018	10.817840	9.567743	-11.56%	0
2017	9.474634	10.817840	14.18%	0
2016	9.259774	9.474634	2.32%	0
2015	10.501741	9.259774	-11.83%	0
2014	10.698613	10.501741	-1.84%	0
2013*	10.000000	10.698613	6.99%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.917954	11.210674	2.68%	0
2019	9.682981	10.917954	12.75%	0
2018	10.773678	9.682981	-10.12%	0
2017	9.744848	10.773678	10.56%	0
2016	9.461465	9.744848	3.00%	0
2015	10.419298	9.461465	-9.19%	0
2014	10.447416	10.419298	-0.27%	0
2013*	10.000000	10.447416	4.47%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.732309	11.268353	4.99%	0
2019	9.870889	10.732309	8.73%	0
2018	10.730884	9.870889	-8.01%	0
2017	9.726483	10.730884	10.33%	0
2016	8.853068	9.726483	9.87%	0
2015	10.019431	8.853068	-11.64%	0
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.095384	11.506145	3.70%	0
2019	9.945945	11.095384	11.56%	0
2018	10.741815	9.945945	-7.41%	0
2017	10.055599	10.741815	6.82%	0
2016	9.127798	10.055599	10.16%	0
2015	9.608343	9.127798	-5.00%	0
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.388819	11.186096	7.67%	0
2019	9.986288	10.388819	4.03%	0
2018	10.700840	9.986288	-6.68%	0
2017	9.930907	10.700840	7.75%	0
2016	9.917767	9.930907	0.13%	0
2015	10.980893	9.917767	-9.68%	0
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.975033	9.986161	0.11%	0
2019	9.864761	9.975033	1.12%	0
2018	10.116041	9.864761	-2.48%	0
2017	10.267401	10.116041	-1.47%	0
2016	10.415595	10.267401	-1.42%	0
2015	10.682316	10.415595	-2.50%	0
2014	10.897200	10.682316	-1.97%	0
2013	11.225667	10.897200	-2.93%	0
2012	10.910639	11.225667	2.89%	0
2011	11.100688	10.910639	-1.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.833684	9.772967	-0.62%	0
2019	9.841217	9.833684	-0.08%	0
2018	9.973491	9.841217	-1.33%	0
2017	10.018532	9.973491	-0.45%	0
2016*	10.000000	10.018532	0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.320172	10.898179	5.60%	0
2019	9.798443	10.320172	5.32%	0
2018	10.136210	9.798443	-3.33%	0
2017	9.937979	10.136210	1.99%	0
2016	9.955783	9.937979	-0.18%	0
2015	10.197824	9.955783	-2.37%	0
2014	10.061492	10.197824	1.35%	0
2013	10.557447	10.061492	-4.70%	0
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.342922	23.407087	34.97%	0
2019	13.034758	17.342922	33.05%	0
2018	13.087115	13.034758	-0.40%	0
2017	10.273990	13.087115	27.38%	0
2016*	10.000000	10.273990	2.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.021291	18.564889	9.07%	0
2019	13.977724	17.021291	21.77%	0
2018	17.763332	13.977724	-21.31%	0
2017	14.421364	17.763332	23.17%	0
2016	15.193237	14.421364	-5.08%	0
2015	15.593058	15.193237	-2.56%	0
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.376230	33.76%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.604237	12.975469	2.95%	0
2019	9.933624	12.604237	26.88%	0
2018	11.158102	9.933624	-10.97%	0
2017*	10.000000	11.158102	11.58%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.675136	48.645503	25.78%	0
2019	30.901267	38.675136	25.16%	0
2018	31.493936	30.901267	-1.88%	0
2017	25.422924	31.493936	23.88%	0
2016	29.262269	25.422924	-13.12%	0
2015	26.739714	29.262269	9.43%	0
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.224175	6.040139	15.62%	0
2019	4.813377	5.224175	8.53%	0
2018	6.912586	4.813377	-30.37%	0
2017	7.246699	6.912586	-4.61%	0
2016	5.192826	7.246699	39.55%	0
2015	8.041207	5.192826	-35.42%	0
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.369960	6.223561	15.90%	0
2019	4.933406	5.369960	8.85%	0
2018	7.070615	4.933406	-30.23%	0
2017	7.391767	7.070615	-4.34%	0
2016	5.285817	7.391767	39.84%	0
2015	8.163148	5.285817	-35.25%	0
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.691918	10.241907	-4.21%	0
2019*	10.000000	10.691918	6.92%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.008800	46.072209	53.53%	0
2019	24.707024	30.008800	21.46%	0
2018	25.068614	24.707024	-1.44%	0
2017	20.469077	25.068614	22.47%	0
2016	19.523081	20.469077	4.85%	0
2015	20.660505	19.523081	-5.51%	0
2014	21.640361	20.660505	-4.53%	0
2013	14.804131	21.640361	46.18%	0
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.015421	12.252980	1.98%	0
2019	10.721175	12.015421	12.07%	0
2018	11.900512	10.721175	-9.91%	0
2017	10.702987	11.900512	11.19%	0
2016	10.646409	10.702987	0.53%	0
2015	11.091711	10.646409	-4.01%	0
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.501963	25.413808	-0.35%	0
2019	21.214052	25.501963	20.21%	0
2018	23.171834	21.214052	-8.45%	0
2017	20.088954	23.171834	15.35%	0
2016	18.596663	20.088954	8.02%	0
2015	18.853554	18.596663	-1.36%	0
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.612966	8.561271	-0.60%	0
2019	7.583306	8.612966	13.58%	0
2018*	10.000000	7.583306	-24.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.334167	32.404986	0.22%	0
2019	27.729577	32.334167	16.61%	0
2018	33.668346	27.729577	-17.64%	0
2017	30.675653	33.668346	9.76%	0
2016	25.274346	30.675653	21.37%	0
2015	27.558398	25.274346	-8.29%	0
2014	26.010792	27.558398	5.95%	0
2013	19.432416	26.010792	33.85%	0
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.354201	12.097042	6.54%	0
2019	10.720832	11.354201	5.91%	0
2018	11.345501	10.720832	-5.51%	0
2017	11.252278	11.345501	0.83%	0
2016	11.083310	11.252278	1.52%	0
2015	11.685198	11.083310	-5.15%	0
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	24.734193	26.807760	8.38%	0
2019	20.552637	24.734193	20.35%	0
2018	22.775654	20.552637	-9.76%	0
2017	19.466430	22.775654	17.00%	0
2016	17.681366	19.466430	10.10%	0
2015	19.331441	17.681366	-8.54%	0
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.022261	26.570730	-1.67%	0
2019	21.540839	27.022261	25.45%	0
2018	25.452955	21.540839	-15.37%	0
2017	23.478135	25.452955	8.41%	0
2016	19.671182	23.478135	19.35%	0
2015	20.552130	19.671182	-4.29%	0
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	26.022018	25.516438	-1.94%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	13.005153	13.391485	2.97%	0
2019	11.334333	13.005153	14.74%	0
2018	12.256719	11.334333	-7.53%	0
2017	10.977113	12.256719	11.66%	0
2016	10.521298	10.977113	4.33%	0
2015	10.936014	10.521298	-3.79%	0
2014	10.927429	10.936014	0.08%	0
2013*	10.000000	10.927429	9.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.003730	11.451534	4.07%	0
2019	9.850821	11.003730	11.70%	0
2018	10.432268	9.850821	-5.57%	0
2017	10.017373	10.432268	4.14%	0
2016	9.129544	10.017373	9.72%	0
2015*	10.000000	9.129544	-8.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.940541	10.493067	5.56%	0
2019	9.365008	9.940541	6.15%	0
2018	9.701287	9.365008	-3.47%	0
2017	9.664974	9.701287	0.38%	0
2016	9.699004	9.664974	-0.35%	0
2015*	10.000000	9.699004	-3.01%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.801516	13.901131	0.72%	0
2019	11.134144	13.801516	23.96%	0
2018	12.368121	11.134144	-9.98%	0
2017	10.916558	12.368121	13.30%	0
2016	9.671220	10.916558	12.88%	0
2015*	10.000000	9.671220	-3.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.602297	18.315610	17.39%	0
2019	13.624364	15.602297	14.52%	0
2018	15.160911	13.624364	-10.13%	0
2017	13.709041	15.160911	10.59%	0
2016	13.578921	13.709041	0.96%	0
2015	14.104162	13.578921	-3.72%	0
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.245004	12.842521	4.88%	0
2019	10.505425	12.245004	16.56%	0
2018	12.814376	10.505425	-18.02%	0
2017	11.453012	12.814376	11.89%	0
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.266796	39.021362	7.60%	0
2019	30.514164	36.266796	18.85%	0
2018	34.476786	30.514164	-11.49%	0
2017	31.537137	34.476786	9.32%	0
2016	25.790893	31.537137	22.28%	0
2015	27.152835	25.790893	-5.02%	0
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	0
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	28.757536	32.920659	14.48%	0
2019	22.600043	28.757536	27.25%	0
2018	24.428828	22.600043	-7.49%	0
2017	20.721790	24.428828	17.89%	0
2016	19.118654	20.721790	8.39%	0
2015	19.490038	19.118654	-1.91%	0
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.983546	31.177159	19.99%	0
2019	19.677246	25.983546	32.05%	0
2018	21.784301	19.677246	-9.67%	0
2017	17.635106	21.784301	23.53%	0
2016	16.846347	17.635106	4.68%	0
2015	17.805978	16.846347	-5.39%	0
2014	16.980452	17.805978	4.86%	0
2013	14.450899	16.980452	17.50%	0
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	19.215258	22.345352	16.29%	0
2019	16.263381	19.215258	18.15%	0
2018	20.723332	16.263381	-21.52%	0
2017	17.132190	20.723332	20.96%	0
2016	15.082922	17.132190	13.59%	0
2015	15.910810	15.082922	-5.20%	0
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.691837	11.053601	3.38%	0
2019	9.435168	10.691837	13.32%	0
2018	10.107658	9.435168	-6.65%	0
2017*	10.000000	10.107658	1.08%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.733340	14.967551	-4.87%	0
2019	12.666929	15.733340	24.21%	0
2018	15.685050	12.666929	-19.24%	0
2017	14.430509	15.685050	8.69%	0
2016	11.318771	14.430509	27.49%	0
2015	12.443046	11.318771	-9.04%	0
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.190617	10.108506	-0.81%	0
2019	9.786051	10.190617	4.13%	0
2018	10.072969	9.786051	-2.85%	0
2017	10.012350	10.072969	0.61%	0
2016	9.449370	10.012350	5.96%	0
2015	9.813950	9.449370	-3.71%	0
2014*	10.000000	9.813950	-1.86%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.500903	10.284283	-2.06%	0
2019	9.004526	10.500903	16.62%	0
2018*	10.000000	9.004526	-9.95%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.806748	12.384607	4.89%	0
2019	11.120869	11.806748	6.17%	0
2018	11.527406	11.120869	-3.53%	0
2017	11.424120	11.527406	0.90%	0
2016	11.345564	11.424120	0.69%	0
2015	11.717902	11.345564	-3.18%	0
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.257004	13.055126	27.28%	0
2019	8.163708	10.257004	25.64%	0
2018*	10.000000	8.163708	-18.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.255066	16.651592	9.15%	0
2019	13.551968	15.255066	12.57%	0
2018	14.557792	13.551968	-6.91%	0
2017	13.270040	14.557792	9.70%	0
2016	12.966075	13.270040	2.34%	0
2015	13.403853	12.966075	-3.27%	0
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.665998	18.593784	11.57%	0
2019	14.295408	16.665998	16.58%	0
2018	15.653437	14.295408	-8.68%	0
2017	13.843642	15.653437	13.07%	0
2016	13.453339	13.843642	2.90%	0
2015	13.897602	13.453339	-3.20%	0
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.384539	20.854749	13.44%	0
2019	15.231621	18.384539	20.70%	0
2018	17.037179	15.231621	-10.60%	0
2017	14.513873	17.037179	17.39%	0
2016	14.028942	14.513873	3.46%	0
2015	14.502511	14.028942	-3.27%	0
2014	14.237308	14.502511	1.86%	0
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.088331	15.544997	18.77%	0
2019	10.843441	13.088331	20.70%	0
2018	11.670135	10.843441	-7.08%	0
2017	10.333688	11.670135	12.93%	0
2016*	10.000000	10.333688	3.34%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	33.356496	42.247442	26.65%	0
2019	26.128025	33.356496	27.67%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.171435	7.291412	-34.73%	0
2019	10.459672	11.171435	6.80%	0
2018	14.298881	10.459672	-26.85%	0
2017	15.121752	14.298881	-5.44%	0
2016	11.646103	15.121752	29.84%	0
2015	15.111690	11.646103	-22.93%	0
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	0
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.438733	24.262183	3.51%	0
2019	18.961478	23.438733	23.61%	0
2018	21.321179	18.961478	-11.07%	0
2017	19.460428	21.321179	9.56%	0
2016	16.998755	19.460428	14.48%	0
2015	18.253167	16.998755	-6.87%	0
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.084801	14.737637	4.64%	0
2019	11.168212	14.084801	26.12%	0
2018	12.648657	11.168212	-11.70%	0
2017	11.152562	12.648657	13.41%	0
2016*	10.000000	11.152562	11.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	32.344222	45.154239	39.61%	0
2019	24.824243	32.344222	30.29%	0
2018	25.641216	24.824243	-3.19%	0
2017	19.555256	25.641216	31.12%	0
2016	19.996741	19.555256	-2.21%	0
2015	19.234198	19.996741	3.96%	0
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	0
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.090547	12.835563	6.16%	0
2019	11.363717	12.090547	6.40%	0
2018	11.779567	11.363717	-3.53%	0
2017	11.646785	11.779567	1.14%	0
2016	11.461951	11.646785	1.61%	0
2015	11.887102	11.461951	-3.58%	0
2014	11.573071	11.887102	2.71%	0
2013	12.151641	11.573071	-4.76%	0
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	37.494208	42.978210	14.63%	0
2019	31.301162	37.494208	19.79%	0
2018	37.771711	31.301162	-17.13%	0
2017	32.219463	37.771711	17.23%	0
2016	29.598848	32.219463	8.85%	0
2015	30.939911	29.598848	-4.33%	0
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	0
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	22.281282	24.991091	12.16%	0
2019	17.969473	22.281282	24.00%	0
2018	21.756741	17.969473	-17.41%	0
2017	17.209195	21.756741	26.43%	0
2016	18.678583	17.209195	-7.87%	0
2015	18.593943	18.678583	0.46%	0
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.899610	30.358751	5.05%	0
2019	22.160190	28.899610	30.41%	0
2018	27.624615	22.160190	-19.78%	0
2017	23.851156	27.624615	15.82%	0
2016	22.442871	23.851156	6.27%	0
2015	23.838172	22.442871	-5.85%	0
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.846176	13.960022	8.67%	0
2019	11.020748	12.846176	16.56%	0
2018	12.544666	11.020748	-12.15%	0
2017	11.518544	12.544666	8.91%	0
2016	10.464096	11.518544	10.08%	0
2015	11.472935	10.464096	-8.79%	0
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.162937	14.848197	-2.08%	0
2019	13.434255	15.162937	12.87%	0
2018	14.437733	13.434255	-6.95%	0
2017	13.535463	14.437733	6.67%	0
2016	12.205437	13.535463	10.90%	0
2015	13.503240	12.205437	-9.61%	0
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	28.840516	32.526598	12.78%	0
2019	22.947860	28.840516	25.68%	0
2018	24.862409	22.947860	-7.70%	0
2017	21.203913	24.862409	17.25%	0
2016	18.787734	21.203913	12.86%	0
2015	20.050496	18.787734	-6.30%	0
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	32.754681	33.506744	2.30%	0
2019	26.657147	32.754681	22.87%	0
2018	31.467634	26.657147	-15.29%	0
2017	29.240222	31.467634	7.62%	0
2016	23.093137	29.240222	26.62%	0
2015	25.640420	23.093137	-9.93%	0
2014	26.215997	25.640420	-2.20%	0
2013	19.786565	26.215997	32.49%	0
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.385403	12.974874	13.96%	0
2019	9.240412	11.385403	23.21%	0
2018	11.286048	9.240412	-18.13%	0
2017	8.264396	11.286048	36.56%	0
2016	7.235351	8.264396	14.22%	0
2015	9.254340	7.235351	-21.82%	0
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	17.345577	16.673137	-3.88%	0
2019	15.850160	17.345577	9.43%	0
2018	19.278103	15.850160	-17.78%	0
2017	16.986032	19.278103	13.49%	0
2016	16.295768	16.986032	4.24%	0
2015	17.920353	16.295768	-9.07%	0
2014	20.735639	17.920353	-13.58%	0
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.990056	8.281038	-7.89%	0
2019	9.061877	8.990056	-0.79%	0
2018	9.142428	9.061877	-0.88%	0
2017	9.222622	9.142428	-0.87%	0
2016	9.211983	9.222622	0.12%	0
2015	9.898677	9.211983	-6.94%	0
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.700921	11.847244	1.25%	0
2019	10.748734	11.700921	8.86%	0
2018	11.555478	10.748734	-6.98%	0
2017	10.503999	11.555478	10.01%	0
2016	10.351174	10.503999	1.48%	0
2015	11.301376	10.351174	-8.41%	0
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.856077	10.229097	3.78%	0
2019	9.313147	9.856077	5.83%	0
2018*	10.000000	9.313147	-6.87%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.098685	9.502205	4.43%	0
2019	8.909320	9.098685	2.13%	0
2018	9.652505	8.909320	-7.70%	0
2017	9.572911	9.652505	0.83%	0
2016	9.890700	9.572911	-3.21%	0
2015	9.985768	9.890700	-0.95%	0
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.144845	29.199988	38.10%	0
2019	15.937237	21.144845	32.68%	0
2018	17.054100	15.937237	-6.55%	0
2017	13.803905	17.054100	23.55%	0
2016	13.912549	13.803905	-0.78%	0
2015	13.657264	13.912549	1.87%	0
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.518145	45.18%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	33.562608	41.562645	23.84%	0
2019	26.253635	33.562608	27.84%	0
2018	31.176308	26.253635	-15.79%	0
2017	23.514411	31.176308	32.58%	0
2016	24.215580	23.514411	-2.90%	0
2015	24.018368	24.215580	0.82%	0
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.867149	9.882840	0.16%	0
2019	9.173189	9.867149	7.57%	0
2018	9.882670	9.173189	-7.18%	0
2017	9.582873	9.882670	3.13%	0
2016	9.272178	9.582873	3.35%	0
2015	9.778066	9.272178	-5.17%	0
2014	9.810141	9.778066	-0.33%	0
2013	10.124727	9.810141	-3.11%	0
2012*	10.000000	10.124727	1.25%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	26.322876	29.104360	10.57%	0
2019	20.546186	26.322876	28.12%	0
2018	22.992474	20.546186	-10.64%	0
2017	20.268727	22.992474	13.44%	0
2016	18.724618	20.268727	8.25%	0
2015	18.673950	18.724618	0.27%	0
2014	17.393003	18.673950	7.36%	0
2013	13.606751	17.393003	27.83%	0
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.902245	15.787967	5.94%	0
2019	12.255225	14.902245	21.60%	0
2018	14.257735	12.255225	-14.05%	0
2017	12.786089	14.257735	11.51%	0
2016	11.617461	12.786089	10.06%	0
2015	12.480287	11.617461	-6.91%	0
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	34.395746	40.018285	16.35%	0
2019	28.040315	34.395746	22.67%	0
2018	32.235341	28.040315	-13.01%	0
2017	29.096655	32.235341	10.79%	0
2016	25.423990	29.096655	14.45%	0
2015	27.839571	25.423990	-8.68%	0
2014	25.638692	27.839571	8.58%	0
2013	18.747322	25.638692	36.76%	0
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.158265	11.957714	17.71%	0
2019	8.163574	10.158265	24.43%	0
2018	10.436418	8.163574	-21.78%	0
2017	8.486342	10.436418	22.98%	0
2016	8.969200	8.486342	-5.38%	0
2015	8.945039	8.969200	0.27%	0
2014*	10.000000	8.945039	-10.55%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.398584	17.053406	10.75%	0
2019	13.002293	15.398584	18.43%	0
2018	14.141296	13.002293	-8.05%	0
2017	12.293515	14.141296	15.03%	0
2016	12.973398	12.293515	-5.24%	0
2015	14.555269	12.973398	-10.87%	0
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.512897	12.902297	3.11%	0
2019	11.571505	12.512897	8.14%	0
2018	12.157673	11.571505	-4.82%	0
2017	11.717857	12.157673	3.75%	0
2016	10.369672	11.717857	13.00%	0
2015	11.404844	10.369672	-9.08%	0
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.106682	29.136191	44.91%	0
2019	14.988384	20.106682	34.15%	0
2018	15.423712	14.988384	-2.82%	0
2017	12.497155	15.423712	23.42%	0
2016	12.109034	12.497155	3.21%	0
2015	13.215411	12.109034	-8.37%	0
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	25.394078	28.160554	10.89%	0
2019	21.355460	25.394078	18.91%	0
2018	21.868456	21.355460	-2.35%	0
2017	19.033192	21.868456	14.90%	0
2016	18.758839	19.033192	1.46%	0
2015	19.210459	18.758839	-2.35%	0
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.877475	10.590642	7.22%	0
2019	9.294450	9.877475	6.27%	0
2018	9.683315	9.294450	-4.02%	0
2017	9.633366	9.683315	0.52%	0
2016	9.689733	9.633366	-0.58%	0
2015*	10.000000	9.689733	-3.10%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	42.832579	57.915733	35.21%	0
2019	32.183330	42.832579	33.09%	0
2018	32.539456	32.183330	-1.09%	0
2017	25.736500	32.539456	26.43%	0
2016	25.958034	25.736500	-0.85%	0
2015	23.845490	25.958034	8.86%	0
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	0
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.303698	44.421636	46.59%	0
2019	21.516613	30.303698	40.84%	0
2018	21.929287	21.516613	-1.88%	0
2017	15.558917	21.929287	40.94%	0
2016	14.051217	15.558917	10.73%	0
2015	13.807122	14.051217	1.77%	0
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.892770	28.086860	12.83%	0
2019	20.201421	24.892770	23.22%	0
2018	24.482033	20.201421	-17.48%	0
2017	19.243899	24.482033	27.22%	0
2016	21.209341	19.243899	-9.27%	0
2015	23.915178	21.209341	-11.31%	0
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.668968	9.283045	-3.99%	0
2019	8.415620	9.668968	14.89%	0
2018	10.627221	8.415620	-20.81%	0
2017	8.548050	10.627221	24.32%	0
2016	7.276843	8.548050	17.47%	0
2015	9.360137	7.276843	-22.26%	0
2014*	10.000000	9.360137	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.123290	10.576101	4.47%	0
2019	9.602008	10.123290	5.43%	0
2018	9.977474	9.602008	-3.76%	0
2017	9.877187	9.977474	1.02%	0
2016*	10.000000	9.877187	-1.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.326344	28.778973	41.58%	0
2019	14.794493	20.326344	37.39%	0
2018	15.481253	14.794493	-4.44%	0
2017	12.599796	15.481253	22.87%	0
2016	11.907375	12.599796	5.82%	0
2015	12.512650	11.907375	-4.84%	0
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.808552	29.922148	0.38%	0
2019	23.667884	29.808552	25.95%	0
2018	27.153478	23.667884	-12.84%	0
2017	23.791413	27.153478	14.13%	0
2016	21.500337	23.791413	10.66%	0
2015	22.316785	21.500337	-3.66%	0
2014	20.823339	22.316785	7.17%	0
2013	15.790876	20.823339	31.87%	0
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.751074	12.076111	12.32%	0
2019*	10.000000	10.751074	7.51%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.334925	22.602779	16.90%	0
2019	15.822566	19.334925	22.20%	0
2018	18.025613	15.822566	-12.22%	0
2017	14.614202	18.025613	23.34%	0
2016	14.470379	14.614202	0.99%	0
2015	13.995018	14.470379	3.40%	0
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.395129	19.483771	18.84%	0
2019	12.077705	16.395129	35.75%	0
2018	12.350126	12.077705	-2.21%	0
2017	9.912620	12.350126	24.59%	0
2016	9.629590	9.912620	2.94%	0
2015*	10.000000	9.629590	-3.70%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.191919	31.92%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.501416	35.01%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.874070	12.419212	4.59%	0
2019	11.038534	11.874070	7.57%	0
2018	11.456749	11.038534	-3.65%	0
2017	11.124060	11.456749	2.99%	0
2016	10.804570	11.124060	2.96%	0
2015	11.203349	10.804570	-3.56%	0
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.121324	21.676979	2.63%	0
2019	19.023007	21.121324	11.03%	0
2018	21.046745	19.023007	-9.62%	0
2017	19.747265	21.046745	6.58%	0
2016	18.361276	19.747265	7.55%	0
2015	19.105150	18.361276	-3.89%	0
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.102146	10.641704	-4.15%	0
2019	8.928033	11.102146	24.35%	0
2018	9.968427	8.928033	-10.44%	0
2017	9.107046	9.968427	9.46%	0
2016	8.144734	9.107046	11.82%	0
2015*	10.000000	8.144734	-18.55%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.172368	21.281144	11.00%	0
2019	15.898650	19.172368	20.59%	0
2018	17.616049	15.898650	-9.75%	0
2017	15.412546	17.616049	14.30%	0
2016	14.276164	15.412546	7.96%	0
2015	15.813350	14.276164	-9.72%	0
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.503489	16.865715	46.61%	0
2019	8.904610	11.503489	29.19%	0
2018	10.990027	8.904610	-18.98%	0
2017	9.001206	10.990027	22.10%	0
2016	9.489620	9.001206	-5.15%	0
2015	9.822325	9.489620	-3.39%	0
2014	10.238565	9.822325	-4.07%	0
2013	8.695253	10.238565	17.75%	0
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.431901	17.897260	8.92%	0
2019	13.989167	16.431901	17.46%	0
2018	15.140939	13.989167	-7.61%	0
2017	13.444449	15.140939	12.62%	0
2016	12.682177	13.444449	6.01%	0
2015	12.913723	12.682177	-1.79%	0
2014	12.647730	12.913723	2.10%	0
2013	10.548934	12.647730	19.90%	0
2012	9.374542	10.548934	12.53%	0
2011	9.550328	9.374542	-1.84%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.273576	10.910865	6.20%	0
2019	9.693277	10.273576	5.99%	0
2018	10.077066	9.693277	-3.81%	0
2017	10.038815	10.077066	0.38%	0
2016	10.055386	10.038815	-0.16%	0
2015	10.363680	10.055386	-2.97%	0
2014	10.151330	10.363680	2.09%	0
2013	10.714166	10.151330	-5.25%	0
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.276945	25.621582	26.36%	0
2019	15.469904	20.276945	31.07%	0
2018	17.565099	15.469904	-11.93%	0
2017	13.789795	17.565099	27.38%	0
2016	14.152127	13.789795	-2.56%	0
2015	13.658651	14.152127	3.61%	0
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.813769	32.139163	47.33%	0
2019	17.216350	21.813769	26.70%	0
2018	17.823031	17.216350	-3.40%	0
2017	14.339386	17.823031	24.29%	0
2016	13.518398	14.339386	6.07%	0
2015	13.061213	13.518398	3.50%	0
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	0
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.619844	19.376270	9.97%	0
2019	14.417490	17.619844	22.21%	0
2018	15.158802	14.417490	-4.89%	0
2017	12.783105	15.158802	18.58%	0
2016	11.831699	12.783105	8.04%	0
2015	12.035531	11.831699	-1.69%	0
2014	11.227558	12.035531	7.20%	0
2013	8.682413	11.227558	29.31%	0
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	13.206413	13.364662	1.20%	0
2019	12.439296	13.206413	6.17%	0
2018	13.100253	12.439296	-5.05%	0
2017	12.667586	13.100253	3.42%	0
2016	11.988165	12.667586	5.67%	0
2015	12.694110	11.988165	-5.56%	0
2014	12.565088	12.694110	1.03%	0
2013	13.067368	12.565088	-3.84%	0
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	26.316823	28.165922	7.03%	0
2019	20.973820	26.316823	25.47%	0
2018	21.630393	20.973820	-3.04%	0
2017	18.495619	21.630393	16.95%	0
2016	17.108164	18.495619	8.11%	0
2015	17.476309	17.108164	-2.11%	0
2014	16.071411	17.476309	8.74%	0
2013	12.635230	16.071411	27.20%	0
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	26.130287	26.262266	0.51%	0
2019	21.155728	26.130287	23.51%	0
2018	23.511484	21.155728	-10.02%	0
2017	20.540887	23.511484	14.46%	0
2016	17.963288	20.540887	14.35%	0
2015	19.758788	17.963288	-9.09%	0
2014	18.652561	19.758788	5.93%	0
2013	14.175664	18.652561	31.58%	0
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.575419	11.780769	11.40%	0
2019	9.460538	10.575419	11.78%	0
2018	10.630123	9.460538	-11.00%	0
2017	9.228578	10.630123	15.19%	0
2016	9.214698	9.228578	0.15%	0
2015*	10.000000	9.214698	-7.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.282267	15.633972	9.46%	0
2019	11.847391	14.282267	20.55%	0
2018	13.651365	11.847391	-13.21%	0
2017	11.716456	13.651365	16.51%	0
2016	11.117027	11.716456	5.39%	0
2015	11.635522	11.117027	-4.46%	0
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.817335	13.671509	6.66%	0
2019	11.344301	12.817335	12.98%	0
2018	12.442593	11.344301	-8.83%	0
2017	11.417420	12.442593	8.98%	0
2016	11.063571	11.417420	3.20%	0
2015	11.498276	11.063571	-3.78%	0
2014	11.336251	11.498276	1.43%	0
2013	10.166593	11.336251	11.50%	0
2012	9.413534	10.166593	8.00%	0
2011	9.811122	9.413534	-4.05%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.803435	14.963191	8.40%	0
2019	11.804433	13.803435	16.93%	0
2018	13.218864	11.804433	-10.70%	0
2017	11.736479	13.218864	12.63%	0
2016	11.244155	11.736479	4.38%	0
2015	11.717858	11.244155	-4.04%	0
2014	11.508610	11.717858	1.82%	0
2013	9.760294	11.508610	17.91%	0
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.225695	11.745942	4.63%	0
2019	10.430141	11.225695	7.63%	0
2018	11.013680	10.430141	-5.30%	0
2017	10.647224	11.013680	3.44%	0
2016	10.464718	10.647224	1.74%	0
2015	10.840214	10.464718	-3.46%	0
2014	10.786840	10.840214	0.49%	0
2013	10.570438	10.786840	2.05%	0
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.381934	11.627014	2.15%	0
2019	10.279731	11.381934	10.72%	0
2018	11.369396	10.279731	-9.58%	0
2017	10.185868	11.369396	11.62%	0
2016	9.921764	10.185868	2.66%	0
2015	10.660144	9.921764	-6.93%	0
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.840875	12.362735	4.41%	0
2019	10.549452	11.840875	12.24%	0
2018	11.675343	10.549452	-9.64%	0
2017	10.191309	11.675343	14.56%	0
2016	9.865776	10.191309	3.30%	0
2015	10.664917	9.865776	-7.49%	0
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.353794	14.374825	7.65%	0
2019	11.622514	13.353794	14.90%	0
2018	12.864786	11.622514	-9.66%	0
2017	11.606174	12.864786	10.84%	0
2016	11.179991	11.606174	3.81%	0
2015	11.620030	11.179991	-3.79%	0
2014	11.426432	11.620030	1.69%	0
2013	9.973680	11.426432	14.57%	0
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.030288	15.317318	9.17%	0
2019	11.803038	14.030288	18.87%	0
2018	13.413549	11.803038	-12.01%	0
2017	11.680979	13.413549	14.83%	0
2016	11.162939	11.680979	4.64%	0
2015	11.654370	11.162939	-4.22%	0
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.367559	13.116602	6.06%	0
2019	11.126036	12.367559	11.16%	0
2018	12.014762	11.126036	-7.40%	0
2017	11.242152	12.014762	6.87%	0
2016	10.905091	11.242152	3.09%	0
2015	11.334227	10.905091	-3.79%	0
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	0
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.447011	13.754619	2.29%	0
2019	12.292363	13.447011	9.39%	0
2018	14.994708	12.292363	-18.02%	0
2017	12.563201	14.994708	19.35%	0
2016	12.775059	12.563201	-1.66%	0
2015	13.669999	12.775059	-6.55%	0
2014	15.303479	13.669999	-10.67%	0
2013	13.103093	15.303479	16.79%	0
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.714509	17.15%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.380456	11.817056	3.84%	0
2019	10.765878	11.380456	5.71%	0
2018	11.148708	10.765878	-3.43%	0
2017	11.003186	11.148708	1.32%	0
2016	10.774167	11.003186	2.13%	0
2015	11.177269	10.774167	-3.61%	0
2014	10.979595	11.177269	1.80%	0
2013	11.535663	10.979595	-4.82%	0
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.138380	12.871777	6.04%	0
2019	11.388962	12.138380	6.58%	0
2018	11.885577	11.388962	-4.18%	0
2017	11.777095	11.885577	0.92%	0
2016	11.718269	11.777095	0.50%	0
2015	12.112302	11.718269	-3.25%	0
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.360667	10.452806	0.89%	0
2019	9.995337	10.360667	3.66%	0
2018*	10.000000	9.995337	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.869474	30.625590	9.89%	0
2019	23.362383	27.869474	19.29%	0
2018	29.178865	23.362383	-19.93%	0
2017	21.243774	29.178865	37.35%	0
2016	20.322849	21.243774	4.53%	0
2015	24.947836	20.322849	-18.54%	0
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	18.434445	19.005877	3.10%	0
2019	16.520392	18.434445	11.59%	0
2018	17.515483	16.520392	-5.68%	0
2017	16.869480	17.515483	3.83%	0
2016	15.194153	16.869480	11.03%	0
2015	16.042178	15.194153	-5.29%	0
2014	16.085578	16.042178	-0.27%	0
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.463882	10.795161	3.17%	0
2019	10.124889	10.463882	3.35%	0
2018	10.417792	10.124889	-2.81%	0
2017	10.492848	10.417792	-0.72%	0
2016	10.709307	10.492848	-2.02%	0
2015	11.024152	10.709307	-2.86%	0
2014	10.840570	11.024152	1.69%	0
2013	11.618343	10.840570	-6.69%	0
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.526511	7.337355	-2.51%	0
2019	7.603880	7.526511	-1.02%	0
2018	7.712832	7.603880	-1.41%	0
2017	7.897043	7.712832	-2.33%	0
2016	8.119107	7.897043	-2.74%	0
2015	8.348687	8.119107	-2.75%	0
2014	8.584766	8.348687	-2.75%	0
2013	8.827519	8.584766	-2.75%	0
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.831592	9.248757	4.72%	0
2019	7.636905	8.831592	15.64%	0
2018	9.218796	7.636905	-17.16%	0
2017	7.459072	9.218796	23.59%	0
2016	7.621119	7.459072	-2.13%	0
2015	8.097502	7.621119	-5.88%	0
2014	8.386889	8.097502	-3.45%	0
2013	7.335633	8.386889	14.33%	0
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.669046	10.073319	4.18%	0
2019	8.203180	9.669046	17.87%	0
2018	9.824444	8.203180	-16.50%	0
2017	8.116364	9.824444	21.04%	0
2016	8.301817	8.116364	-2.23%	0
2015	8.656884	8.301817	-4.10%	0
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.320055	26.682578	9.71%	0
2019	20.211135	24.320055	20.33%	0
2018	22.805473	20.211135	-11.38%	0
2017	19.799383	22.805473	15.18%	0
2016	18.596906	19.799383	6.47%	0
2015	19.315645	18.596906	-3.72%	0
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.085196	17.114332	6.40%	0
2019	14.340038	16.085196	12.17%	0
2018	15.499532	14.340038	-7.48%	0
2017	14.340307	15.499532	8.08%	0
2016	13.870453	14.340307	3.39%	0
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.595042	21.270393	8.55%	0
2019	16.799216	19.595042	16.64%	0
2018	18.472336	16.799216	-9.06%	0
2017	16.543257	18.472336	11.66%	0
2016	15.787836	16.543257	4.78%	0
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.264990	12.728713	3.78%	0
2019	11.514149	12.264990	6.52%	0
2018	12.059052	11.514149	-4.52%	0
2017	11.732355	12.059052	2.78%	0
2016	11.569861	11.732355	1.40%	0
2015	11.865623	11.569861	-2.49%	0
2014	11.744262	11.865623	1.03%	0
2013	11.519747	11.744262	1.95%	0
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.379081	11.570818	1.68%	0
2019	10.354869	11.379081	9.89%	0
2018	11.284190	10.354869	-8.24%	0
2017	10.174695	11.284190	10.90%	0
2016	9.896710	10.174695	2.81%	0
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.915092	12.320702	3.40%	0
2019	10.630948	11.915092	12.08%	0
2018	11.637923	10.630948	-8.65%	0
2017	10.230582	11.637923	13.76%	0
2016	9.835408	10.230582	4.02%	0
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.432561	19.780072	7.31%	0
2019	16.097254	18.432561	14.51%	0
2018	17.552061	16.097254	-8.29%	0
2017	15.981038	17.552061	9.83%	0
2016	15.336179	15.981038	4.20%	0
2015	15.822837	15.336179	-3.08%	0
2014	15.468802	15.822837	2.29%	0
2013	13.638381	15.468802	13.42%	0
2012	12.656520	13.638381	7.76%	0
2011	13.018902	12.656520	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.002180	24.035179	9.24%	0
2019	18.570629	22.002180	18.48%	0
2018	20.698171	18.570629	-10.28%	0
2017	18.239528	20.698171	13.48%	0
2016	17.287552	18.239528	5.51%	0
2015	17.907152	17.287552	-3.46%	0
2014	17.543881	17.907152	2.07%	0
2013	14.741084	17.543881	19.01%	0
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.273644	16.124043	5.57%	0
2019	13.839497	15.273644	10.36%	0
2018	14.784852	13.839497	-6.39%	0
2017	13.919532	14.784852	6.22%	0
2016	13.539841	13.919532	2.80%	0
2015	13.926996	13.539841	-2.78%	0
2014	13.672807	13.926996	1.86%	0
2013	12.724004	13.672807	7.46%	0
2012	12.110960	12.724004	5.06%	0
2011	12.200977	12.110960	-0.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.370505	10.803901	4.18%	0
2019*	10.000000	10.370505	3.71%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.668346	12.010153	12.58%	0
2019*	10.000000	10.668346	6.68%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.611676	24.778379	26.35%	0
2019	15.486389	19.611676	26.64%	0
2018	16.479051	15.486389	-6.02%	0
2017	13.045552	16.479051	26.32%	0
2016	13.151678	13.045552	-0.81%	0
2015	13.113194	13.151678	0.29%	0
2014	12.241666	13.113194	7.12%	0
2013	9.364830	12.241666	30.72%	0
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.134322	12.637521	4.15%	0
2019	10.487856	12.134322	15.70%	0
2018	11.332429	10.487856	-7.45%	0
2017	9.912014	11.332429	14.33%	0
2016	9.388964	9.912014	5.57%	0
2015	9.876443	9.388964	-4.94%	0
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.962781	14.526781	4.04%	0
2019	11.770149	13.962781	18.63%	0
2018	12.424843	11.770149	-5.27%	0
2017	10.497449	12.424843	18.36%	0
2016	9.808184	10.497449	7.03%	0
2015	10.071321	9.808184	-2.61%	0
2014*	10.000000	10.071321	0.71%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.408771	38.510075	15.27%	0
2019	25.014585	33.408771	33.56%	0
2018	26.128663	25.014585	-4.26%	0
2017	21.142166	26.128663	23.59%	0
2016	21.038897	21.142166	0.49%	0
2015	20.638531	21.038897	1.94%	0
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	0
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.773554	25.413850	-1.40%	0
2019	20.920138	25.773554	23.20%	0
2018	23.765984	20.920138	-11.97%	0
2017	22.534549	23.765984	5.46%	0
2016	19.274117	22.534549	16.92%	0
2015	20.740514	19.274117	-7.07%	0
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	0
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.751016	17.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	35.122980	38.636843	10.00%	0
2019	28.743067	35.122980	22.20%	0
2018	33.358433	28.743067	-13.84%	0
2017	29.624293	33.358433	12.60%	0
2016	25.321777	29.624293	16.99%	0
2015	26.714894	25.321777	-5.21%	0
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.220650	18.477989	-3.86%	0
2019	15.958590	19.220650	20.44%	0
2018	18.898860	15.958590	-15.56%	0
2017	17.069394	18.898860	10.72%	0
2016	14.924780	17.069394	14.37%	0
2015	15.802905	14.924780	-5.56%	0
2014	13.886251	15.802905	13.80%	0
2013	10.523977	13.886251	31.95%	0
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.794925	35.249571	36.65%	0
2019	19.592844	25.794925	31.65%	0
2018	21.954165	19.592844	-10.76%	0
2017	18.109584	21.954165	21.23%	0
2016	17.231687	18.109584	5.09%	0
2015	17.625668	17.231687	-2.24%	0
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.285343	28.869494	2.07%	0
2019	24.504912	28.285343	15.43%	0
2018	30.409313	24.504912	-19.42%	0
2017	28.750121	30.409313	5.77%	0
2016	23.532875	28.750121	22.17%	0
2015	25.822560	23.532875	-8.87%	0
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	30.432611	36.212412	18.99%	0
2019	24.963819	30.432611	21.91%	0
2018	29.454249	24.963819	-15.25%	0
2017	26.753394	29.454249	10.10%	0
2016	22.447184	26.753394	19.18%	0
2015	23.527936	22.447184	-4.59%	0
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.664730	19.481065	10.28%	0
2019	14.181182	17.664730	24.56%	0
2018	15.353426	14.181182	-7.64%	0
2017	12.653223	15.353426	21.34%	0
2016	11.458141	12.653223	10.43%	0
2015	11.924416	11.458141	-3.91%	0
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.380484	20.259107	10.22%	0
2019	14.994604	18.380484	22.58%	0
2018	16.383679	14.994604	-8.48%	0
2017	14.232000	16.383679	15.12%	0
2016	13.289846	14.232000	7.09%	0
2015	13.723097	13.289846	-3.16%	0
2014	12.769122	13.723097	7.47%	0
2013	9.476539	12.769122	34.74%	0
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.002817	13.758710	-8.29%	0
2019	11.826386	15.002817	26.86%	0
2018	12.677129	11.826386	-6.71%	0
2017	12.280098	12.677129	3.23%	0
2016	11.780708	12.280098	4.24%	0
2015	12.840733	11.780708	-8.26%	0
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.799558	21.546321	14.61%	0
2019	14.774605	18.799558	27.24%	0
2018	15.973305	14.774605	-7.50%	0
2017	13.548022	15.973305	17.90%	0
2016	12.504928	13.548022	8.34%	0
2015	12.738439	12.504928	-1.83%	0
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.050067	9.050441	0.00%	0
2019	8.940546	9.050067	1.22%	0
2018	9.119963	8.940546	-1.97%	0
2017	9.231349	9.119963	-1.21%	0
2016	9.260919	9.231349	-0.32%	0
2015	9.555400	9.260919	-3.08%	0
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	0
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.008794	18.576287	16.04%	0
2019	13.173350	16.008794	21.52%	0
2018	15.281648	13.173350	-13.80%	0
2017	13.761008	15.281648	11.05%	0
2016	11.705846	13.761008	17.56%	0
2015	12.654727	11.705846	-7.50%	0
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.591118	30.579415	56.09%	0
2019	14.721820	19.591118	33.08%	0
2018	16.288727	14.721820	-9.62%	0
2017	13.133223	16.288727	24.03%	0
2016	12.732524	13.133223	3.15%	0
2015	13.138060	12.732524	-3.09%	0
2014	13.025144	13.138060	0.87%	0
2013	9.662818	13.025144	34.80%	0
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	36.165247	49.137633	35.87%	0
2019	28.070285	36.165247	28.84%	0
2018	30.895104	28.070285	-9.14%	0
2017	25.501925	30.895104	21.15%	0
2016	25.173428	25.501925	1.30%	0
2015	25.630406	25.173428	-1.78%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.325794	8.376804	0.61%	0
2019	8.256812	8.325794	0.84%	0
2018	8.405787	8.256812	-1.77%	0
2017	8.566486	8.405787	-1.88%	0
2016	8.701948	8.566486	-1.56%	0
2015	8.931616	8.701948	-2.57%	0
2014	9.128507	8.931616	-2.16%	0
2013	9.329105	9.128507	-2.15%	0
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.271891	32.873089	16.27%	0
2019	23.093466	28.271891	22.42%	0
2018	25.192932	23.093466	-8.33%	0
2017	21.872134	25.192932	15.18%	0
2016	20.470086	21.872134	6.85%	0
2015	21.146995	20.470086	-3.20%	0
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.447243	10.714917	2.56%	0
2019	9.408960	10.447243	11.04%	0
2018	10.339081	9.408960	-9.00%	0
2017	9.643046	10.339081	7.22%	0
2016	9.370050	9.643046	2.91%	0
2015	10.117622	9.370050	-7.39%	0
2014	10.131178	10.117622	-0.13%	0
2013*	10.000000	10.131178	1.31%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.821406	11.034249	1.97%	0
2019	9.539892	10.821406	13.43%	0
2018	10.791937	9.539892	-11.60%	0
2017	9.456793	10.791937	14.12%	0
2016	9.247060	9.456793	2.27%	0
2015	10.492729	9.247060	-11.87%	0
2014	10.694929	10.492729	-1.89%	0
2013*	10.000000	10.694929	6.95%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.880568	11.166549	2.63%	0
2019	9.654788	10.880568	12.70%	0
2018	10.747861	9.654788	-10.17%	0
2017	9.726482	10.747861	10.50%	0
2016	9.448478	9.726482	2.94%	0
2015	10.410356	9.448478	-9.24%	0
2014	10.443829	10.410356	-0.32%	0
2013*	10.000000	10.443829	4.44%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.690101	11.218273	4.94%	0
2019	9.837126	10.690101	8.67%	0
2018	10.699711	9.837126	-8.06%	0
2017	9.703193	10.699711	10.27%	0
2016	8.836401	9.703193	9.81%	0
2015	10.005705	8.836401	-11.69%	0
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.063103	11.466779	3.65%	0
2019	9.922103	11.063103	11.50%	0
2018	10.721601	9.922103	-7.46%	0
2017	10.041823	10.721601	6.77%	0
2016	9.119963	10.041823	10.11%	0
2015	9.605032	9.119963	-5.05%	0
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.331993	11.119184	7.62%	0
2019	9.936771	10.331993	3.98%	0
2018	10.653281	9.936771	-6.73%	0
2017	9.891845	10.653281	7.70%	0
2016	9.883819	9.891845	0.08%	0
2015	10.948941	9.883819	-9.73%	0
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.920509	9.926477	0.06%	0
2019	9.815887	9.920509	1.07%	0
2018	10.071118	9.815887	-2.53%	0
2017	10.227049	10.071118	-1.52%	0
2016	10.379984	10.227049	-1.47%	0
2015	10.651267	10.379984	-2.55%	0
2014	10.871110	10.651267	-2.02%	0
2013	11.204537	10.871110	-2.98%	0
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.815137	9.749523	-0.67%	0
2019	9.827709	9.815137	-0.13%	0
2018	9.964948	9.827709	-1.38%	0
2017	10.015092	9.964948	-0.50%	0
2016*	10.000000	10.015092	0.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.274292	10.844153	5.55%	0
2019	9.759898	10.274292	5.27%	0
2018	10.101569	9.759898	-3.38%	0
2017	9.909097	10.101569	1.94%	0
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.312061	23.353434	34.90%	0
2019	13.018257	17.312061	32.98%	0
2018	13.077304	13.018257	-0.45%	0
2017	10.271555	13.077304	27.32%	0
2016*	10.000000	10.271555	2.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.876031	18.397003	9.01%	0
2019	13.865570	16.876031	21.71%	0
2018	17.629926	13.865570	-21.35%	0
2017	14.320389	17.629926	23.11%	0
2016	15.094588	14.320389	-5.13%	0
2015	15.499776	15.094588	-2.61%	0
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.371659	33.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.586978	12.951033	2.89%	0
2019	9.925112	12.586978	26.82%	0
2018	11.154307	9.925112	-11.02%	0
2017*	10.000000	11.154307	11.54%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.483554	48.379692	25.72%	0
2019	30.764003	38.483554	25.09%	0
2018	31.370269	30.764003	-1.93%	0
2017	25.336065	31.370269	23.82%	0
2016	29.177264	25.336065	-13.17%	0
2015	26.675744	29.177264	9.38%	0
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.203606	6.013280	15.56%	0
2019	4.796883	5.203606	8.48%	0
2018	6.892467	4.796883	-30.40%	0
2017	7.229323	6.892467	-4.66%	0
2016	5.183035	7.229323	39.48%	0
2015	8.030183	5.183035	-35.46%	0
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.348802	6.195865	15.84%	0
2019	4.916501	5.348802	8.79%	0
2018	7.050049	4.916501	-30.26%	0
2017	7.374041	7.050049	-4.39%	0
2016	5.275845	7.374041	39.77%	0
2015	8.151954	5.275845	-35.28%	0
2014	10.362448	8.151954	-21.33%	0
2013	9.640010	10.362448	7.49%	0
2012*	10.000000	9.640010	-3.60%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.688247	10.233109	-4.26%	0
2019*	10.000000	10.688247	6.88%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	29.776297	45.691786	53.45%	0
2019	24.528200	29.776297	21.40%	0
2018	24.900048	24.528200	-1.49%	0
2017	20.341858	24.900048	22.41%	0
2016	19.411688	20.341858	4.79%	0
2015	20.553192	19.411688	-5.55%	0
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.968177	12.198523	1.92%	0
2019	10.684507	11.968177	12.01%	0
2018	11.865956	10.684507	-9.96%	0
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.284313	25.183951	-0.40%	0
2019	21.043815	25.284313	20.15%	0
2018	22.997784	21.043815	-8.50%	0
2017	19.948275	22.997784	15.29%	0
2016	18.475905	19.948275	7.97%	0
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.605573	8.549531	-0.65%	0
2019	7.580692	8.605573	13.52%	0
2018*	10.000000	7.580692	-24.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.058112	32.111805	0.17%	83
2019	27.506972	32.058112	16.55%	0
2018	33.415361	27.506972	-17.68%	108
2017	30.460764	33.415361	9.70%	169
2016	25.110173	30.460764	21.31%	157
2015	27.393485	25.110173	-8.34%	145
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.255364	11.985584	6.49%	0
2019	10.632981	11.255364	5.85%	0
2018	11.258355	10.632981	-5.55%	0
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	24.523105	26.565307	8.33%	0
2019	20.387713	24.523105	20.28%	0
2018	22.604579	20.387713	-9.81%	0
2017	19.330112	22.604579	16.94%	0
2016	17.566558	19.330112	10.04%	0
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.819208	26.357505	-1.72%	148
2019	21.389967	26.819208	25.38%	148
2018	25.287772	21.389967	-15.41%	0
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	25.800156	25.285883	-1.99%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	12.960622	13.338770	2.92%	0
2019	11.301332	12.960622	14.68%	0
2018	12.227365	11.301332	-7.57%	0
2017	10.956434	12.227365	11.60%	0
2016	10.506854	10.956434	4.28%	0
2015	10.926622	10.506854	-3.84%	0
2014	10.923671	10.926622	0.03%	0
2013*	10.000000	10.923671	9.24%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.977329	11.418175	4.02%	0
2019	9.832242	10.977329	11.65%	0
2018	10.417973	9.832242	-5.62%	0
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.916691	10.462509	5.50%	0
2019	9.347344	9.916691	6.09%	0
2018	9.688002	9.347344	-3.52%	0
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.768381	13.860616	0.67%	289
2019	11.113140	13.768381	23.89%	289
2018	12.351177	11.113140	-10.02%	557
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.516918	18.206027	17.33%	0
2019	13.556778	15.516918	14.46%	0
2018	15.093503	13.556778	-10.18%	0
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.209364	12.798564	4.83%	0
2019	10.480230	12.209364	16.50%	0
2018	12.790257	10.480230	-18.06%	0
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.957273	38.668446	7.54%	0
2019	30.269300	35.957273	18.79%	0
2018	34.217833	30.269300	-11.54%	0
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	28.512208	32.623033	14.42%	0
2019	22.418774	28.512208	27.18%	0
2018	24.245424	22.418774	-7.53%	0
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.761855	30.895258	19.93%	0
2019	19.519380	25.761855	31.98%	0
2018	21.620713	19.519380	-9.72%	0
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	19.051232	22.143218	16.23%	0
2019	16.132855	19.051232	18.09%	0
2018	20.567650	16.132855	-21.56%	0
2017	17.012206	20.567650	20.90%	0
2016	14.984962	17.012206	13.53%	0
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.677170	11.032750	3.33%	0
2019	9.427070	10.677170	13.26%	0
2018	10.104214	9.427070	-6.70%	0
2017*	10.000000	10.104214	1.04%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.679478	14.908628	-4.92%	256
2019	12.630060	15.679478	24.14%	256
2018	15.647493	12.630060	-19.28%	0
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.160977	10.073920	-0.86%	0
2019	9.762602	10.160977	4.08%	0
2018	10.054026	9.762602	-2.90%	682
2017	9.998641	10.054026	0.55%	653
2016	9.441256	9.998641	5.90%	704
2015	9.810564	9.441256	-3.76%	704
2014*	10.000000	9.810564	-1.89%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.493497	10.271736	-2.11%	0
2019	9.002802	10.493497	16.56%	0
2018*	10.000000	9.002802	-9.97%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.705990	12.272607	4.84%	0
2019	11.031645	11.705990	6.11%	0
2018	11.440841	11.031645	-3.58%	0
2017	11.344142	11.440841	0.85%	0
2016	11.271918	11.344142	0.64%	0
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.248193	13.037206	27.21%	0
2019	8.160896	10.248193	25.58%	0
2018*	10.000000	8.160896	-18.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.140504	16.518051	9.10%	0
2019	13.457110	15.140504	12.51%	0
2018	14.463370	13.457110	-6.96%	0
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.540737	18.444554	11.51%	0
2019	14.195261	16.540737	16.52%	0
2018	15.551817	14.195261	-8.72%	0
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.246433	20.687457	13.38%	0
2019	15.124967	18.246433	20.64%	0
2018	16.926637	15.124967	-10.64%	0
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.063692	15.507756	18.71%	0
2019	10.828598	13.063692	20.64%	0
2018	11.660184	10.828598	-7.13%	0
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	33.071803	41.865342	26.59%	0
2019	25.918350	33.071803	27.60%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.087417	7.232837	-34.77%	0
2019	10.386344	11.087417	6.75%	0
2018	14.205998	10.386344	-26.89%	258
2017	15.031245	14.205998	-5.49%	1,654
2016	11.582343	15.031245	29.78%	1,407
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.238674	24.042723	3.46%	0
2019	18.809300	23.238674	23.55%	0
2018	21.161009	18.809300	-11.11%	0
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.058312	14.702353	4.58%	0
2019	11.152930	14.058312	26.05%	0
2018	12.637880	11.152930	-11.75%	0
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	32.068236	44.745948	39.53%	1,479
2019	24.625086	32.068236	30.23%	1,479
2018	25.448663	24.625086	-3.24%	1,479
2017	19.418351	25.448663	31.05%	1,479
2016	19.866938	19.418351	-2.26%	1,479
2015	19.119173	19.866938	3.91%	1,479
2014	17.718577	19.119173	7.90%	1,479
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.987403	12.719525	6.11%	0
2019	11.272566	11.987403	6.34%	0
2018	11.691130	11.272566	-3.58%	0
2017	11.565279	11.691130	1.09%	0
2016	11.387571	11.565279	1.56%	0
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	37.174234	42.589536	14.57%	1,075
2019	31.049993	37.174234	19.72%	1,075
2018	37.488023	31.049993	-17.17%	1,075
2017	31.993858	37.488023	17.17%	1,075
2016	29.406670	31.993858	8.80%	1,075
2015	30.754840	29.406670	-4.38%	1,075
2014	29.840967	30.754840	3.06%	1,075
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	22.091115	24.765053	12.10%	534
2019	17.825255	22.091115	23.93%	534
2018	21.593300	17.825255	-17.45%	534
2017	17.088676	21.593300	26.36%	534
2016	18.557280	17.088676	-7.91%	534
2015	18.482697	18.557280	0.40%	534
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.652909	30.084113	4.99%	0
2019	21.982319	28.652909	30.35%	0
2018	27.417077	21.982319	-19.82%	0
2017	23.684100	27.417077	15.76%	0
2016	22.297117	23.684100	6.22%	0
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.769340	13.869398	8.61%	0
2019	10.960453	12.769340	16.50%	0
2018	12.482486	10.960453	-12.19%	0
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	600
2015	11.433662	10.422914	-8.84%	600
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.056715	14.736594	-2.13%	0
2019	13.347002	15.056715	12.81%	0
2018	14.351392	13.347002	-7.00%	0
2017	13.461406	14.351392	6.61%	471
2016	12.144873	13.461406	10.84%	0
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	28.594372	32.232405	12.72%	0
2019	22.763720	28.594372	25.61%	0
2018	24.675678	22.763720	-7.75%	0
2017	21.055449	24.675678	17.19%	0
2016	18.665767	21.055449	12.80%	0
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	32.475078	33.203643	2.24%	0
2019	26.443187	32.475078	22.81%	0
2018	31.231221	26.443187	-15.33%	0
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.352227	12.930417	13.90%	0
2019	9.218228	11.352227	23.15%	0
2018	11.264793	9.218228	-18.17%	0
2017	8.253065	11.264793	36.49%	0
2016	7.229138	8.253065	14.16%	0
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	17.197485	16.522282	-3.93%	0
2019	15.722925	17.197485	9.38%	0
2018	19.133253	15.722925	-17.82%	0
2017	16.867044	19.133253	13.44%	0
2016	16.189921	16.867044	4.18%	0
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.963875	8.252674	-7.93%	0
2019	9.040130	8.963875	-0.84%	0
2018	9.125211	9.040130	-0.93%	0
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.654854	11.794531	1.20%	0
2019	10.711928	11.654854	8.80%	0
2018	11.521867	10.711928	-7.03%	0
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.847611	10.215065	3.73%	0
2019	9.309942	9.847611	5.78%	0
2018*	10.000000	9.309942	-6.90%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.067525	9.464789	4.38%	0
2019	8.883382	9.067525	2.07%	0
2018	9.629384	8.883382	-7.75%	0
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.061543	29.070006	38.02%	0
2019	15.882615	21.061543	32.61%	0
2018	17.004429	15.882615	-6.60%	0
2017	13.770753	17.004429	23.48%	0
2016	13.886258	13.770753	-0.83%	0
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.513152	45.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	33.276119	41.186688	23.77%	63
2019	26.042916	33.276119	27.77%	120
2018	30.942090	26.042916	-15.83%	117
2017	23.349709	30.942090	32.52%	182
2016	24.058317	23.349709	-2.95%	186
2015	23.874655	24.058317	0.77%	149
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.830772	9.841354	0.11%	0
2019	9.144069	9.830772	7.51%	0
2018	9.856394	9.144069	-7.23%	0
2017	9.562280	9.856394	3.08%	0
2016	9.257006	9.562280	3.30%	0
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	26.098226	28.841138	10.51%	153
2019	20.381320	26.098226	28.05%	153
2018	22.819776	20.381320	-10.69%	162
2017	20.126805	22.819776	13.38%	162
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.843613	15.717761	5.89%	0
2019	12.213276	14.843613	21.54%	0
2018	14.216297	12.213276	-14.09%	0
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	34.102163	39.656323	16.29%	0
2019	27.815267	34.102163	22.60%	0
2018	31.993179	27.815267	-13.06%	0
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.128680	11.916767	17.65%	0
2019	8.143983	10.128680	24.37%	0
2018	10.416765	8.143983	-21.82%	0
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.314355	16.951419	10.69%	0
2019	12.937818	15.314355	18.37%	0
2018	14.078455	12.937818	-8.10%	0
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	475
2015	14.512924	12.928999	-10.91%	475
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.463662	12.844915	3.06%	1,474
2019	11.531899	12.463662	8.08%	1,474
2018	12.122322	11.531899	-4.87%	1,466
2017	11.689778	12.122322	3.70%	898
2016	10.350119	11.689778	12.94%	898
2015	11.389199	10.350119	-9.12%	898
2014	11.498254	11.389199	-0.95%	898
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.027530	29.006600	44.83%	0
2019	14.937071	20.027530	34.08%	0
2018	15.378860	14.937071	-2.87%	0
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	25.177360	27.905879	10.84%	0
2019	21.184097	25.177360	18.85%	0
2018	21.704194	21.184097	-2.40%	0
2017	18.899897	21.704194	14.84%	0
2016	18.637026	18.899897	1.41%	0
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.853786	10.559797	7.16%	0
2019	9.276918	9.853786	6.22%	0
2018	9.670050	9.276918	-4.07%	0
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	42.467101	57.392058	35.14%	0
2019	31.925123	42.467101	33.02%	0
2018	32.295093	31.925123	-1.15%	0
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.184350	44.223968	46.51%	0
2019	21.442884	30.184350	40.77%	0
2018	21.865453	21.442884	-1.93%	0
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.680231	27.832716	12.77%	0
2019	20.039234	24.680231	23.16%	0
2018	24.298065	20.039234	-17.53%	0
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.640804	9.251255	-4.04%	186
2019	8.395435	9.640804	14.83%	0
2018	10.607223	8.395435	-20.85%	267
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	327
2015	9.356915	7.270589	-22.30%	305
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.104239	10.550772	4.42%	695
2019	9.588869	10.104239	5.37%	695
2018	9.968970	9.588869	-3.81%	0
2017	9.873826	9.968970	0.96%	657
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.246350	28.651000	41.51%	64
2019	14.743841	20.246350	37.32%	201
2018	15.436236	14.743841	-4.49%	139
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	232
2015	12.495492	11.884934	-4.89%	196
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.554136	29.651511	0.33%	331
2019	23.477956	29.554136	25.88%	1,424
2018	26.949526	23.477956	-12.88%	1,434
2017	23.624819	26.949526	14.07%	1,255
2016	21.360745	23.624819	10.60%	969
2015	22.183308	21.360745	-3.71%	174
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.747378	12.065742	12.27%	0
2019*	10.000000	10.747378	7.47%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.239062	22.479158	16.84%	206
2019	15.752223	19.239062	22.14%	206
2018	17.954770	15.752223	-12.27%	0
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.354992	19.426065	18.78%	0
2019	12.054337	16.354992	35.68%	0
2018	12.332622	12.054337	-2.26%	0
2017	9.903641	12.332622	24.53%	0
2016	9.625801	9.903641	2.89%	0
2015*	10.000000	9.625801	-3.74%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.187416	31.87%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.496798	34.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.772646	12.306803	4.54%	0
2019	10.949883	11.772646	7.51%	0
2018	11.370623	10.949883	-3.70%	0
2017	11.046100	11.370623	2.94%	0
2016	10.734352	11.046100	2.90%	0
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.937550	21.477314	2.58%	0
2019	18.867190	20.937550	10.97%	0
2018	20.885143	18.867190	-9.66%	0
2017	19.605698	20.885143	6.53%	0
2016	18.238998	19.605698	7.49%	0
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.075536	10.610739	-4.20%	0
2019	8.911212	11.075536	24.29%	0
2018	9.954803	8.911212	-10.48%	360
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.082245	21.170232	10.94%	0
2019	15.832057	19.082245	20.53%	0
2018	17.551348	15.832057	-9.80%	0
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.434704	16.756249	46.54%	0
2019	8.855918	11.434704	29.12%	0
2018	10.935593	8.855918	-19.02%	0
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.316795	17.762757	8.86%	0
2019	13.898324	16.316795	17.40%	0
2018	15.050403	13.898324	-7.65%	0
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.201603	10.828858	6.15%	0
2019	9.630329	10.201603	5.93%	0
2018	10.016813	9.630329	-3.86%	0
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.134844	25.428956	26.29%	0
2019	15.369392	20.134844	31.01%	0
2018	17.460016	15.369392	-11.97%	0
2017	13.714330	17.460016	27.31%	0
2016	14.081903	13.714330	-2.61%	0
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.660875	31.897521	47.26%	348
2019	17.104460	21.660875	26.64%	348
2018	17.716362	17.104460	-3.45%	0
2017	14.260879	17.716362	24.23%	0
2016	13.451292	14.260879	6.02%	0
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.505425	19.240553	9.91%	228
2019	14.331231	17.505425	22.15%	228
2018	15.075907	14.331231	-4.94%	371
2017	12.719713	15.075907	18.52%	371
2016	11.779077	12.719713	7.99%	0
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	13.093805	13.243882	1.15%	0
2019	12.339556	13.093805	6.11%	0
2018	13.001926	12.339556	-5.09%	0
2017	12.578949	13.001926	3.36%	255
2016	11.910382	12.578949	5.61%	275
2015	12.618235	11.910382	-5.61%	275
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	26.092165	27.911115	6.97%	0
2019	20.805469	26.092165	25.41%	0
2018	21.467878	20.805469	-3.09%	0
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.907281	26.024754	0.45%	0
2019	20.985971	25.907281	23.45%	0
2018	23.334892	20.985971	-10.07%	0
2017	20.397070	23.334892	14.40%	309
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.551138	11.747679	11.34%	0
2019	9.443673	10.551138	11.73%	0
2018	10.616668	9.443673	-11.05%	0
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
2015*	10.000000	9.212477	-7.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.196864	15.532500	9.41%	0
2019	11.782604	14.196864	20.49%	0
2018	13.583736	11.782604	-13.26%	0
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.740657	13.582727	6.61%	0
2019	11.282244	12.740657	12.93%	0
2018	12.380933	11.282244	-8.87%	0
2017	11.366648	12.380933	8.92%	278
2016	11.020024	11.366648	3.15%	300
2015	11.458907	11.020024	-3.83%	300
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.720866	14.866040	8.35%	0
2019	11.739859	13.720866	16.87%	0
2018	13.153361	11.739859	-10.75%	0
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.158510	11.669645	4.58%	0
2019	10.373042	11.158510	7.57%	0
2018	10.959062	10.373042	-5.35%	0
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.342996	11.581265	2.10%	0
2019	10.249825	11.342996	10.67%	0
2018	11.342191	10.249825	-9.63%	0
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.800331	12.314077	4.35%	0
2019	10.518740	11.800331	12.18%	0
2018	11.647376	10.518740	-9.69%	0
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.273938	14.281514	7.59%	0
2019	11.558950	13.273938	14.84%	0
2018	12.801049	11.558950	-9.70%	0
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.946345	15.217849	9.12%	0
2019	11.738447	13.946345	18.81%	0
2018	13.347052	11.738447	-12.05%	0
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.293629	13.031489	6.00%	0
2019	11.065208	12.293629	11.10%	0
2018	11.955261	11.065208	-7.44%	0
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.373433	13.672323	2.23%	0
2019	12.231383	13.373433	9.34%	0
2018	14.928047	12.231383	-18.06%	0
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	475
2015	13.630211	12.731319	-6.59%	475
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.713257	17.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.312368	11.740316	3.78%	0
2019	10.706971	11.312368	5.65%	0
2018	11.093456	10.706971	-3.48%	0
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	310
2015	11.139016	10.731772	-3.66%	310
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.065751	12.788178	5.99%	0
2019	11.326635	12.065751	6.53%	0
2018	11.826647	11.326635	-4.23%	0
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.351774	10.438474	0.84%	678
2019	9.991894	10.351774	3.60%	678
2018*	10.000000	9.991894	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.631627	30.348599	9.83%	273
2019	23.174907	27.631627	19.23%	273
2018	28.959710	23.174907	-19.98%	328
2017	21.095014	28.959710	37.28%	328
2016	20.190887	21.095014	4.48%	199
2015	24.798604	20.190887	-18.58%	199
2014	27.064117	24.798604	-8.37%	199
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	18.277203	18.834065	3.05%	0
2019	16.387904	18.277203	11.53%	0
2018	17.384002	16.387904	-5.73%	0
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.374547	10.697495	3.11%	0
2019	10.043603	10.374547	3.30%	0
2018	10.339504	10.043603	-2.86%	0
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.461305	7.270047	-2.56%	44,316
2019	7.541885	7.461305	-1.07%	0
2018	7.653907	7.541885	-1.46%	0
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.778788	9.188730	4.67%	182
2019	7.595154	8.778788	15.58%	0
2018	9.173144	7.595154	-17.20%	279
2017	7.425949	9.173144	23.53%	404
2016	7.591160	7.425949	-2.18%	384
2015	8.069825	7.591160	-5.93%	314
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.601250	9.997552	4.13%	0
2019	8.149855	9.601250	17.81%	0
2018	9.765630	8.149855	-16.55%	0
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.112395	26.441138	9.66%	0
2019	20.048871	24.112395	20.27%	0
2018	22.634105	20.048871	-11.42%	0
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.997165	17.011911	6.34%	0
2019	14.268902	15.997165	12.11%	0
2018	15.430631	14.268902	-7.53%	0
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.487846	21.143155	8.49%	0
2019	16.715906	19.487846	16.58%	0
2018	18.390240	16.715906	-9.10%	0
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.160345	12.613621	3.73%	0
2019	11.421778	12.160345	6.47%	0
2018	11.968491	11.421778	-4.57%	0
2017	11.650222	11.968491	2.73%	278
2016	11.494770	11.650222	1.35%	294
2015	11.794682	11.494770	-2.54%	294
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.340112	11.525263	1.63%	0
2019	10.324715	11.340112	9.83%	0
2018	11.257151	10.324715	-8.28%	0
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.874323	12.272233	3.35%	0
2019	10.600018	11.874323	12.02%	0
2018	11.610056	10.600018	-8.70%	0
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.275195	19.601125	7.26%	0
2019	15.968030	18.275195	14.45%	0
2018	17.420168	15.968030	-8.34%	0
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.814396	23.817795	9.18%	0
2019	18.421601	21.814396	18.42%	0
2018	20.542703	18.421601	-10.33%	0
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	0
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.143273	15.978195	5.51%	0
2019	13.728427	15.143273	10.31%	0
2018	14.673779	13.728427	-6.44%	0
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.366943	10.794648	4.13%	0
2019*	10.000000	10.366943	3.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.664689	11.999859	12.52%	0
2019*	10.000000	10.664689	6.65%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.494302	24.617437	26.28%	0
2019	15.401608	19.494302	26.57%	0
2018	16.397314	15.401608	-6.07%	0
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.100275	12.595575	4.09%	0
2019	10.463811	12.100275	15.64%	2,466
2018	11.312295	10.463811	-7.50%	2,466
2017	9.899476	11.312295	14.27%	2,467
2016	9.381897	9.899476	5.52%	1,845
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.923587	14.478563	3.99%	0
2019	11.743149	13.923587	18.57%	4,658
2018	12.402771	11.743149	-5.32%	4,658
2017	10.484178	12.402771	18.30%	3,562
2016	9.800798	10.484178	6.97%	3,562
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.226111	38.279843	15.21%	0
2019	24.890612	33.226111	33.49%	0
2018	26.012615	24.890612	-4.31%	0
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.632547	25.261805	-1.45%	0
2019	20.816384	25.632547	23.14%	0
2018	23.660353	20.816384	-12.02%	0
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.749189	17.49%	215
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.823165	38.287342	9.95%	210
2019	28.512359	34.823165	22.13%	210
2018	33.107800	28.512359	-13.88%	205
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.105682	18.358017	-3.91%	0
2019	15.871292	19.105682	20.38%	0
2018	18.805218	15.871292	-15.60%	0
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.574795	34.930808	36.58%	662
2019	19.435635	25.574795	31.59%	662
2018	21.789290	19.435635	-10.80%	662
2017	17.982792	21.789290	21.17%	662
2016	17.119811	17.982792	5.04%	662
2015	17.520256	17.119811	-2.29%	662
2014	17.578827	17.520256	-0.33%	662
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.043936	28.608380	2.01%	0
2019	24.308262	28.043936	15.37%	0
2018	30.180901	24.308262	-19.46%	0
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	30.172910	35.884938	18.93%	0
2019	24.763517	30.172910	21.84%	0
2018	29.233041	24.763517	-15.29%	0
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.558996	19.354497	10.23%	0
2019	14.103539	17.558996	24.50%	0
2018	15.277261	14.103539	-7.68%	0
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.270497	20.127528	10.16%	0
2019	14.912534	18.270497	22.52%	0
2018	16.302438	14.912534	-8.53%	0
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.913051	13.669343	-8.34%	0
2019	11.761672	14.913051	26.79%	0
2018	12.614290	11.761672	-6.76%	0
2017	12.225488	12.614290	3.18%	1,358
2016	11.734323	12.225488	4.19%	1,358
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.735220	21.461548	14.55%	791
2019	14.731616	18.735220	27.18%	7,604
2018	15.935071	14.731616	-7.55%	7,652
2017	13.522520	15.935071	17.84%	3,193
2016	12.487782	13.522520	8.29%	2,737
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.995918	8.991659	-0.05%	0
2019	8.891625	8.995918	1.17%	0
2018	9.074752	8.891625	-2.02%	0
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.954018	18.503229	15.98%	231
2019	13.135016	15.954018	21.46%	2,149
2018	15.245068	13.135016	-13.84%	2,356
2017	13.735105	15.245068	10.99%	1,460
2016	11.689805	13.735105	17.50%	1,460
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.473948	30.380908	56.01%	0
2019	14.641302	19.473948	33.01%	0
2018	16.208025	14.641302	-9.67%	0
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	35.850475	48.684917	35.80%	0
2019	27.840282	35.850475	28.77%	0
2018	30.657820	27.840282	-9.19%	0
2017	25.319038	30.657820	21.09%	0
2016	25.005713	25.319038	1.25%	0
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.254726	8.301034	0.56%	0
2019	8.190543	8.254726	0.78%	0
2018	8.342623	8.190543	-1.82%	0
2017	8.506483	8.342623	-1.93%	0
2016	8.645441	8.506483	-1.61%	0
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.030584	32.575741	16.21%	0
2019	22.908135	28.030584	22.36%	0
2018	25.003686	22.908135	-8.38%	0
2017	21.718972	25.003686	15.12%	0
2016	20.337167	21.718972	6.79%	0
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.411473	10.672745	2.51%	0
2019	9.381562	10.411473	10.98%	0
2018	10.314307	9.381562	-9.04%	0
2017	9.624876	10.314307	7.16%	0
2016	9.357187	9.624876	2.86%	1,363
2015	10.108932	9.357187	-7.44%	1,363
2014	10.127695	10.108932	-0.19%	0
2013*	10.000000	10.127695	1.28%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.784371	10.990824	1.91%	0
2019	9.512132	10.784371	13.37%	0
2018	10.766102	9.512132	-11.65%	0
2017	9.438986	10.766102	14.06%	0
2016	9.234388	9.438986	2.22%	0
2015	10.483731	9.234388	-11.92%	0
2014	10.691269	10.483731	-1.94%	0
2013*	10.000000	10.691269	6.91%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.843314	11.122594	2.58%	0
2019	9.626676	10.843314	12.64%	0
2018	10.722125	9.626676	-10.22%	0
2017	9.708171	10.722125	10.44%	0
2016	9.435536	9.708171	2.89%	0
2015	10.401438	9.435536	-9.29%	0
2014	10.440241	10.401438	-0.37%	0
2013*	10.000000	10.440241	4.40%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.648048	11.168393	4.89%	336
2019	9.803470	10.648048	8.62%	336
2018	10.668615	9.803470	-8.11%	0
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.030880	11.427505	3.60%	0
2019	9.898298	11.030880	11.44%	0
2018	10.701400	9.898298	-7.50%	0
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.275470	11.052671	7.56%	0
2019	9.887496	10.275470	3.92%	0
2018	10.605935	9.887496	-6.77%	0
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.866204	9.867065	0.01%	356
2019	9.767169	9.866204	1.01%	356
2018	10.026320	9.767169	-2.58%	347
2017	10.186790	10.026320	-1.58%	324
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.796632	9.726143	-0.72%	0
2019	9.814223	9.796632	-0.18%	0
2018	9.956419	9.814223	-1.43%	0
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.228619	10.790386	5.49%	0
2019	9.721513	10.228619	5.22%	0
2018	10.067043	9.721513	-3.43%	0
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.281297	23.299963	34.83%	0
2019	13.001810	17.281297	32.91%	0
2018	13.067541	13.001810	-0.50%	0
2017	10.269137	13.067541	27.25%	0
2016*	10.000000	10.269137	2.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.732002	18.230610	8.96%	0
2019	13.754296	16.732002	21.65%	0
2018	17.497498	13.754296	-21.39%	0
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.367090	33.67%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.569752	12.926645	2.84%	0
2019	9.916618	12.569752	26.75%	0
2018	11.150513	9.916618	-11.07%	0
2017*	10.000000	11.150513	11.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.292914	48.115283	25.65%	628
2019	30.627348	38.292914	25.03%	1,520
2018	31.247083	30.627348	-1.98%	1,541
2017	25.249518	31.247083	23.75%	1,384
2016	29.092509	25.249518	-13.21%	1,256
2015	26.611947	29.092509	9.32%	575
2014	20.863569	26.611947	27.55%	493
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.183125	5.986546	15.50%	0
2019	4.780461	5.183125	8.42%	0
2018	6.872416	4.780461	-30.44%	0
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	1,676
2015	8.019157	5.173250	-35.49%	1,676
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.327724	6.168276	15.78%	0
2019	4.899642	5.327724	8.74%	0
2018	7.029509	4.899642	-30.30%	0
2017	7.356324	7.029509	-4.44%	0
2016	5.265872	7.356324	39.70%	0
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.684571	10.224331	-4.31%	0
2019*	10.000000	10.684571	6.85%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	29.545580	45.314477	53.37%	0
2019	24.350664	29.545580	21.33%	0
2018	24.732619	24.350664	-1.54%	0
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.921021	12.144205	1.87%	0
2019	10.647883	11.921021	11.96%	0
2018	11.831401	10.647883	-10.00%	0
2017	10.651755	11.831401	11.07%	0
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.068417	24.956068	-0.45%	0
2019	20.874854	25.068417	20.09%	0
2018	22.824959	20.874854	-8.54%	0
2017	19.808526	22.824959	15.23%	0
2016	18.355889	19.808526	7.91%	0
2015	18.628607	18.355889	-1.46%	0
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.598180	8.537799	-0.70%	0
2019	7.578083	8.598180	13.46%	0
2018*	10.000000	7.578083	-24.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.784425	31.821275	0.12%	0
2019	27.286180	31.784425	16.49%	0
2018	33.164317	27.286180	-17.72%	0
2017	30.247427	33.164317	9.64%	0
2016	24.947107	30.247427	21.25%	0
2015	27.229607	24.947107	-8.38%	0
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.157348	11.875095	6.43%	0
2019	10.545808	11.157348	5.80%	0
2018	11.171831	10.545808	-5.60%	0
2017	11.091400	11.171831	0.73%	0
2016	10.936072	11.091400	1.42%	0
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	24.313704	26.324916	8.27%	0
2019	20.224024	24.313704	20.22%	0
2018	22.434701	20.224024	-9.85%	0
2017	19.194685	22.434701	16.88%	0
2016	17.452425	19.194685	9.98%	0
2015	19.100791	17.452425	-8.63%	0
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.617635	26.145935	-1.77%	0
2019	21.240129	26.617635	25.32%	0
2018	25.123626	21.240129	-15.46%	0
2017	23.198135	25.123626	8.30%	0
2016	19.456527	23.198135	19.23%	0
2015	20.348797	19.456527	-4.38%	0
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	25.580060	25.057268	-2.04%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	12.916232	13.286249	2.86%	0
2019	11.268417	12.916232	14.62%	0
2018	12.198055	11.268417	-7.62%	0
2017	10.935775	12.198055	11.54%	0
2016	10.492435	10.935775	4.23%	0
2015	10.917247	10.492435	-3.89%	0
2014	10.919911	10.917247	-0.02%	0
2013*	10.000000	10.919911	9.20%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.950997	11.384919	3.96%	0
2019	9.813705	10.950997	11.59%	0
2018	10.403710	9.813705	-5.67%	0
2017	10.000207	10.403710	4.03%	0
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.892915	10.432060	5.45%	0
2019	9.329726	9.892915	6.04%	0
2018	9.674736	9.329726	-3.57%	0
2017	9.648414	9.674736	0.27%	0
2016	9.692328	9.648414	-0.45%	0
2015*	10.000000	9.692328	-3.08%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.735358	13.820267	0.62%	0
2019	11.092182	13.735358	23.83%	0
2018	12.334268	11.092182	-10.07%	0
2017	10.897864	12.334268	13.18%	0
2016	9.664562	10.897864	12.76%	0
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.431974	18.097051	17.27%	0
2019	13.489505	15.431974	14.40%	0
2018	15.026389	13.489505	-10.23%	0
2017	13.601351	15.026389	10.48%	0
2016	13.486078	13.601351	0.85%	0
2015	14.022151	13.486078	-3.82%	0
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.173793	12.754706	4.77%	0
2019	10.455075	12.173793	16.44%	0
2018	12.766176	10.455075	-18.10%	0
2017	11.421645	12.766176	11.77%	0
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.650283	38.318602	7.48%	0
2019	30.026309	35.650283	18.73%	0
2018	33.960723	30.026309	-11.59%	0
2017	31.096970	33.960723	9.21%	0
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	0
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	28.268683	32.327765	14.36%	0
2019	22.238723	28.268683	27.11%	0
2018	24.063163	22.238723	-7.58%	0
2017	20.432548	24.063163	17.77%	0
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.541826	30.615637	19.86%	0
2019	19.362634	25.541826	31.91%	0
2018	21.458202	19.362634	-9.77%	0
2017	17.388929	21.458202	23.40%	0
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	18.888495	21.942784	16.17%	0
2019	16.003279	18.888495	18.03%	0
2018	20.413036	16.003279	-21.60%	0
2017	16.892980	20.413036	20.84%	0
2016	14.887578	16.892980	13.47%	0
2015	15.720917	14.887578	-5.30%	0
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.662529	11.011965	3.28%	0
2019	9.418986	10.662529	13.20%	0
2018	10.100763	9.418986	-6.75%	0
2017*	10.000000	10.100763	1.01%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.625787	14.849931	-4.97%	0
2019	12.593285	15.625787	24.08%	0
2018	15.610016	12.593285	-19.33%	0
2017	14.376208	15.610016	8.58%	0
2016	11.287750	14.376208	27.36%	0
2015	12.421712	11.287750	-9.13%	0
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.131367	10.039402	-0.91%	0
2019	9.739154	10.131367	4.03%	0
2018	10.035068	9.739154	-2.95%	0
2017	9.984909	10.035068	0.50%	0
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.486092	10.259212	-2.16%	0
2019	9.001073	10.486092	16.50%	0
2018*	10.000000	9.001073	-9.99%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.606040	12.161551	4.79%	0
2019	10.943059	11.606040	6.06%	0
2018	11.354840	10.943059	-3.63%	0
2017	11.264648	11.354840	0.80%	0
2016	11.198670	11.264648	0.59%	0
2015	11.578089	11.198670	-3.28%	0
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.239380	13.019296	27.15%	0
2019	8.158082	10.239380	25.51%	0
2018*	10.000000	8.158082	-18.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.026633	16.385390	9.04%	0
2019	13.362776	15.026633	12.45%	0
2018	14.369435	13.362776	-7.01%	0
2017	13.111783	14.369435	9.59%	0
2016	12.824590	13.111783	2.24%	0
2015	13.271241	12.824590	-3.37%	0
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.416423	18.296522	11.45%	0
2019	14.095826	16.416423	16.46%	0
2018	15.450866	14.095826	-8.77%	0
2017	13.678504	15.450866	12.96%	0
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.109250	20.521357	13.32%	0
2019	15.018983	18.109250	20.58%	0
2018	16.816731	15.018983	-10.69%	0
2017	14.340762	16.816731	17.27%	0
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.039110	15.470631	18.65%	0
2019	10.813776	13.039110	20.58%	0
2018	11.650246	10.813776	-7.18%	0
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.789327	41.486419	26.52%	0
2019	25.710199	32.789327	27.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.004049	7.174754	-34.80%	0
2019	10.313546	11.004049	6.70%	0
2018	14.113736	10.313546	-26.93%	0
2017	14.941271	14.113736	-5.54%	0
2016	11.518918	14.941271	29.71%	0
2015	14.962068	11.518918	-23.01%	0
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.040243	23.825160	3.41%	0
2019	18.658289	23.040243	23.49%	0
2018	21.001985	18.658289	-11.16%	0
2017	19.188768	21.001985	9.45%	0
2016	16.778652	19.188768	14.36%	0
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.031828	14.667096	4.53%	0
2019	11.137656	14.031828	25.99%	0
2018	12.627107	11.137656	-11.80%	0
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	31.794426	44.341096	39.46%	0
2019	24.427380	31.794426	30.16%	0
2018	25.257414	24.427380	-3.29%	0
2017	19.282300	25.257414	30.99%	0
2016	19.737859	19.282300	-2.31%	0
2015	19.004730	19.737859	3.86%	0
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.884968	12.604353	6.05%	0
2019	11.181994	11.884968	6.29%	0
2018	11.603209	11.181994	-3.63%	0
2017	11.484189	11.603209	1.04%	0
2016	11.313537	11.484189	1.51%	0
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	0
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	36.856805	42.204138	14.51%	0
2019	30.800709	36.856805	19.66%	0
2018	37.206320	30.800709	-17.22%	0
2017	31.769728	37.206320	17.11%	0
2016	29.215641	31.769728	8.74%	0
2015	30.570788	29.215641	-4.43%	0
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.902429	24.540894	12.05%	0
2019	17.682093	21.902429	23.87%	0
2018	21.430980	17.682093	-17.49%	0
2017	16.968921	21.430980	26.30%	0
2016	18.436690	16.968921	-7.96%	0
2015	18.372052	18.436690	0.35%	0
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.408170	29.811804	4.94%	0
2019	21.805767	28.408170	30.28%	0
2018	27.210966	21.805767	-19.86%	0
2017	23.518107	27.210966	15.70%	0
2016	22.152214	23.518107	6.17%	0
2015	23.553679	22.152214	-5.95%	0
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.692900	13.779275	8.56%	0
2019	10.900457	12.692900	16.44%	0
2018	12.420589	10.900457	-12.24%	0
2017	11.416322	12.420589	8.80%	0
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.951195	14.625800	-2.18%	0
2019	13.260285	14.951195	12.75%	0
2018	14.265528	13.260285	-7.05%	0
2017	13.387752	14.265528	6.56%	0
2016	12.084632	13.387752	10.78%	0
2015	13.383363	12.084632	-9.70%	0
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	28.350134	31.940656	12.66%	0
2019	22.580895	28.350134	25.55%	0
2018	24.490169	22.580895	-7.80%	0
2017	20.907878	24.490169	17.13%	0
2016	18.544451	20.907878	12.74%	0
2015	19.811233	18.544451	-6.39%	0
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	32.197829	32.903241	2.19%	0
2019	26.230922	32.197829	22.75%	0
2018	30.996574	26.230922	-15.37%	0
2017	28.832064	30.996574	7.51%	0
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	0
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.319169	12.886115	13.84%	0
2019	9.196106	11.319169	23.09%	0
2018	11.243566	9.196106	-18.21%	0
2017	8.241734	11.243566	36.42%	0
2016	7.222913	8.241734	14.11%	0
2015	9.247957	7.222913	-21.90%	0
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	17.050613	16.372746	-3.98%	0
2019	15.596669	17.050613	9.32%	0
2018	18.989438	15.596669	-17.87%	0
2017	16.748849	18.989438	13.38%	0
2016	16.084719	16.748849	4.13%	0
2015	17.706473	16.084719	-9.16%	0
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.937736	8.224382	-7.98%	0
2019	9.018406	8.937736	-0.89%	0
2018	9.107997	9.018406	-0.98%	0
2017	9.197329	9.107997	-0.97%	0
2016	9.196152	9.197329	0.01%	0
2015	9.891841	9.196152	-7.03%	0
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.608977	11.742062	1.15%	0
2019	10.675250	11.608977	8.75%	0
2018	11.488353	10.675250	-7.08%	0
2017	10.453696	11.488353	9.90%	0
2016	10.312188	10.453696	1.37%	0
2015	11.270417	10.312188	-8.50%	0
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.839157	10.201050	3.68%	0
2019	9.306730	9.839157	5.72%	0
2018*	10.000000	9.306730	-6.93%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.036496	9.427550	4.33%	0
2019	8.857530	9.036496	2.02%	0
2018	9.606329	8.857530	-7.79%	0
2017	9.536887	9.606329	0.73%	0
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.978493	28.940489	37.95%	0
2019	15.828127	20.978493	32.54%	0
2018	16.954882	15.828127	-6.65%	0
2017	13.737675	16.954882	23.42%	0
2016	13.860009	13.737675	-0.88%	0
2015	13.619691	13.860009	1.76%	0
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.508177	45.08%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.991929	40.813937	23.71%	0
2019	25.833790	32.991929	27.71%	0
2018	30.709535	25.833790	-15.88%	0
2017	23.186096	30.709535	32.45%	0
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.794524	9.800028	0.06%	0
2019	9.115042	9.794524	7.45%	0
2018	9.830196	9.115042	-7.28%	0
2017	9.541758	9.830196	3.02%	0
2016	9.241879	9.541758	3.24%	0
2015	9.756156	9.241879	-5.27%	0
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.875374	28.580145	10.45%	0
2019	20.217671	25.875374	27.98%	0
2018	22.648271	20.217671	-10.73%	0
2017	19.985789	22.648271	13.32%	0
2016	18.482182	19.985789	8.14%	0
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	0
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.785169	15.647816	5.83%	0
2019	12.171454	14.785169	21.47%	0
2018	14.174949	12.171454	-14.13%	0
2017	12.724891	14.174949	11.40%	0
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	33.810979	39.297496	16.23%	0
2019	27.591955	33.810979	22.54%	0
2018	31.752769	27.591955	-13.10%	0
2017	28.690481	31.752769	10.67%	0
2016	25.094807	28.690481	14.33%	0
2015	27.507402	25.094807	-8.77%	0
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.099192	11.875972	17.59%	0
2019	8.124447	10.099192	24.31%	0
2018	10.397169	8.124447	-21.86%	0
2017	8.463102	10.397169	22.85%	0
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.230506	16.849929	10.63%	0
2019	12.873609	15.230506	18.31%	0
2018	14.015839	12.873609	-8.15%	0
2017	12.196952	14.015839	14.91%	0
2016	12.884716	12.196952	-5.34%	0
2015	14.470666	12.884716	-10.96%	0
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.414599	12.787782	3.01%	0
2019	11.492412	12.414599	8.02%	0
2018	12.087074	11.492412	-4.92%	0
2017	11.661776	12.087074	3.65%	0
2016	10.330624	11.661776	12.89%	0
2015	11.373597	10.330624	-9.17%	0
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.948702	28.877582	44.76%	0
2019	14.885926	19.948702	34.01%	0
2018	15.334137	14.885926	-2.92%	0
2017	12.437322	15.334137	23.29%	0
2016	12.063433	12.437322	3.10%	0
2015	13.179193	12.063433	-8.47%	0
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	24.962410	27.653406	10.78%	0
2019	21.014043	24.962410	18.79%	0
2018	21.541116	21.014043	-2.45%	0
2017	18.767521	21.541116	14.78%	0
2016	18.515978	18.767521	1.36%	0
2015	18.981274	18.515978	-2.45%	0
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.830157	10.529074	7.11%	0
2019	9.259437	9.830157	6.16%	0
2018	9.656818	9.259437	-4.12%	0
2017	9.616868	9.656818	0.42%	0
2016	9.683067	9.616868	-0.68%	0
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	42.104415	56.872655	35.08%	0
2019	31.668754	42.104415	32.95%	0
2018	32.052339	31.668754	-1.20%	0
2017	25.377233	32.052339	26.30%	0
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.065451	44.027116	46.44%	0
2019	21.369405	30.065451	40.69%	0
2018	21.801806	21.369405	-1.98%	0
2017	15.484318	21.801806	40.80%	0
2016	13.998188	15.484318	10.62%	0
2015	13.769177	13.998188	1.66%	0
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.469413	27.580783	12.72%	0
2019	19.878281	24.469413	23.10%	0
2018	24.115398	19.878281	-17.57%	0
2017	18.975150	24.115398	27.09%	0
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.612732	9.219572	-4.09%	0
2019	8.375293	9.612732	14.77%	0
2018	10.587259	8.375293	-20.89%	0
2017	8.524629	10.587259	24.20%	0
2016	7.264344	8.524629	17.35%	0
2015	9.353698	7.264344	-22.34%	0
2014*	10.000000	9.353698	-6.46%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.085216	10.525494	4.37%	0
2019	9.575739	10.085216	5.32%	0
2018	9.960481	9.575739	-3.86%	0
2017	9.870473	9.960481	0.91%	0
2016*	10.000000	9.870473	-1.30%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.166656	28.523570	41.44%	0
2019	14.693364	20.166656	37.25%	0
2018	15.391353	14.693364	-4.53%	0
2017	12.539476	15.391353	22.74%	0
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.301761	29.383161	0.28%	0
2019	23.289455	29.301761	25.82%	0
2018	26.746993	23.289455	-12.93%	0
2017	23.459287	26.746993	14.01%	0
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	0
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.743677	12.055386	12.21%	0
2019*	10.000000	10.743677	7.44%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.143695	22.356213	16.78%	0
2019	15.682201	19.143695	22.07%	0
2018	17.884213	15.682201	-12.31%	0
2017	14.514435	17.884213	23.22%	0
2016	14.386342	14.514435	0.89%	0
2015	13.928054	14.386342	3.29%	0
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.314967	19.368580	18.72%	0
2019	12.031020	16.314967	35.61%	0
2018	12.315142	12.031020	-2.31%	0
2017	9.894679	12.315142	24.46%	0
2016	9.622014	9.894679	2.83%	0
2015*	10.000000	9.622014	-3.78%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.182900	31.83%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.492174	34.92%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.672127	12.195448	4.48%	0
2019	10.861971	11.672127	7.46%	0
2018	11.285171	10.861971	-3.75%	0
2017	10.968717	11.285171	2.89%	0
2016	10.664626	10.968717	2.85%	0
2015	11.069639	10.664626	-3.66%	0
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.755207	21.279322	2.53%	0
2019	18.712498	20.755207	10.92%	0
2018	20.724634	18.712498	-9.71%	0
2017	19.465001	20.724634	6.47%	0
2016	18.117402	19.465001	7.44%	0
2015	18.870811	18.117402	-3.99%	0
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.048952	10.579826	-4.25%	0
2019	8.894399	11.048952	24.22%	0
2018	9.941162	8.894399	-10.53%	0
2017	9.091448	9.941162	9.35%	0
2016	8.139126	9.091448	11.70%	0
2015*	10.000000	8.139126	-18.61%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.992444	21.059758	10.88%	0
2019	15.765662	18.992444	20.47%	0
2018	17.486789	15.765662	-9.84%	0
2017	15.315145	17.486789	14.18%	0
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.366226	16.647340	46.46%	0
2019	8.807420	11.366226	29.05%	0
2018	10.881335	8.807420	-19.06%	0
2017	8.921328	10.881335	21.97%	0
2016	9.415062	8.921328	-5.24%	0
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	0
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.202427	17.629185	8.81%	0
2019	13.808003	16.202427	17.34%	0
2018	14.960335	13.808003	-7.70%	0
2017	13.297705	14.960335	12.50%	0
2016	12.556624	13.297705	5.90%	0
2015	12.799045	12.556624	-1.89%	0
2014	12.548315	12.799045	2.00%	0
2013	10.476793	12.548315	19.77%	0
2012	9.320040	10.476793	12.41%	0
2011	9.504544	9.320040	-1.94%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.130107	10.747446	6.09%	0
2019	9.567760	10.130107	5.88%	0
2018	9.956890	9.567760	-3.91%	0
2017	9.929263	9.956890	0.28%	0
2016	9.955862	9.929263	-0.27%	0
2015	10.271667	9.955862	-3.07%	0
2014	10.071563	10.271667	1.99%	0
2013	10.640922	10.071563	-5.35%	0
2012	10.435564	10.640922	1.97%	0
2011	10.159307	10.435564	2.72%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.993744	25.237779	26.23%	0
2019	15.269539	19.993744	30.94%	0
2018	17.355568	15.269539	-12.02%	0
2017	13.639271	17.355568	27.25%	0
2016	14.012016	13.639271	-2.66%	0
2015	13.537350	14.012016	3.51%	0
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.509042	31.657658	47.18%	0
2019	16.993312	21.509042	26.57%	0
2018	17.610352	16.993312	-3.50%	0
2017	14.182804	17.610352	24.17%	0
2016	13.384511	14.182804	5.96%	0
2015	12.945167	13.384511	3.39%	0
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.391716	19.105736	9.86%	0
2019	14.245461	17.391716	22.09%	0
2018	14.993434	14.245461	-4.99%	0
2017	12.656625	14.993434	18.46%	0
2016	11.726651	12.656625	7.93%	0
2015	11.940937	11.726651	-1.79%	0
2014	11.150775	11.940937	7.09%	0
2013	8.631907	11.150775	29.18%	0
2012	7.590534	8.631907	13.72%	0
2011	7.991427	7.590534	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.981942	13.123989	1.09%	0
2019	12.240435	12.981942	6.06%	0
2018	12.904167	12.240435	-5.14%	0
2017	12.490784	12.904167	3.31%	0
2016	11.832977	12.490784	5.56%	0
2015	12.542678	11.832977	-5.66%	0
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	25.869326	27.658510	6.92%	0
2019	20.638388	25.869326	25.35%	0
2018	21.306503	20.638388	-3.14%	0
2017	18.237343	21.306503	16.83%	0
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	0
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.686020	25.789208	0.40%	0
2019	20.817443	25.686020	23.39%	0
2018	23.159490	20.817443	-10.11%	0
2017	20.254130	23.159490	14.34%	0
2016	17.730689	20.254130	14.23%	0
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	0
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.526901	11.714670	11.28%	0
2019	9.426827	10.526901	11.67%	0
2018	10.603217	9.426827	-11.09%	0
2017	9.214677	10.603217	15.07%	0
2016	9.210260	9.214677	0.05%	0
2015*	10.000000	9.210260	-7.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.111882	15.431591	9.35%	0
2019	11.718104	14.111882	20.43%	0
2018	13.516377	11.718104	-13.30%	0
2017	11.612493	13.516377	16.40%	0
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.664444	13.494543	6.55%	0
2019	11.220521	12.664444	12.87%	0
2018	12.319576	11.220521	-8.92%	0
2017	11.316129	12.319576	8.87%	0
2016	10.976680	11.316129	3.09%	0
2015	11.419706	10.976680	-3.88%	0
2014	11.270381	11.419706	1.32%	0
2013	10.117925	11.270381	11.39%	0
2012	9.378138	10.117925	7.89%	0
2011	9.784267	9.378138	-4.15%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.638712	14.769422	8.29%	0
2019	11.675571	13.638712	16.81%	0
2018	13.088106	11.675571	-10.79%	0
2017	11.632303	13.088106	12.52%	0
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.091748	11.593865	4.53%	0
2019	10.316289	11.091748	7.52%	0
2018	10.904739	10.316289	-5.40%	0
2017	10.552724	10.904739	3.34%	0
2016	10.382498	10.552724	1.64%	0
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
2013	10.519815	10.724143	1.94%	0
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.304139	11.535669	2.05%	0
2019	10.219976	11.304139	10.61%	0
2018	11.315013	10.219976	-9.68%	0
2017	10.147543	11.315013	11.50%	0
2016	9.894577	10.147543	2.56%	0
2015	10.641867	9.894577	-7.02%	0
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.759909	12.265593	4.30%	0
2019	10.488103	11.759909	12.13%	0
2018	11.619469	10.488103	-9.74%	0
2017	10.152949	11.619469	14.44%	0
2016	9.838725	10.152949	3.19%	0
2015	10.646625	9.838725	-7.59%	0
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.194517	14.188765	7.54%	0
2019	11.495698	13.194517	14.78%	0
2018	12.737594	11.495698	-9.75%	0
2017	11.503205	12.737594	10.73%	0
2016	11.092181	11.503205	3.71%	0
2015	11.540629	11.092181	-3.89%	0
2014	11.360036	11.540629	1.59%	0
2013	9.925920	11.360036	14.45%	0
2012	9.092978	9.925920	9.16%	0
2011	9.582699	9.092978	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.862909	15.119042	9.06%	0
2019	11.674229	13.862909	18.75%	0
2018	13.280910	11.674229	-12.10%	0
2017	11.577342	13.280910	14.71%	0
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.219994	12.946776	5.95%	0
2019	11.004594	12.219994	11.04%	0
2018	11.895934	11.004594	-7.49%	0
2017	11.142382	11.895934	6.76%	0
2016	10.819399	11.142382	2.99%	0
2015	11.256742	10.819399	-3.89%	0
2014	11.132523	11.256742	1.12%	0
2013	10.301326	11.132523	8.07%	0
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.300221	13.590474	2.18%	0
2019	12.170692	13.300221	9.28%	0
2018	14.861664	12.170692	-18.11%	0
2017	12.464500	14.861664	19.23%	0
2016	12.687711	12.464500	-1.76%	0
2015	13.590517	12.687711	-6.64%	0
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	0
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.712014	17.12%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.244710	11.664097	3.73%	0
2019	10.648406	11.244710	5.60%	0
2018	11.038474	10.648406	-3.53%	0
2017	10.905574	11.038474	1.22%	0
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	0
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.993579	12.705147	5.93%	0
2019	11.264685	11.993579	6.47%	0
2018	11.768052	11.264685	-4.28%	0
2017	11.672606	11.768052	0.82%	0
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.342892	10.424151	0.79%	0
2019	9.988459	10.342892	3.55%	0
2018*	10.000000	9.988459	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.395609	30.073901	9.78%	0
2019	22.988787	27.395609	19.17%	0
2018	28.742016	22.988787	-20.02%	0
2017	20.947168	28.742016	37.21%	0
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	18.121101	18.663601	2.99%	0
2019	16.256305	18.121101	11.47%	0
2018	17.253335	16.256305	-5.78%	0
2017	16.634052	17.253335	3.72%	0
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.285972	10.600706	3.06%	0
2019	9.962979	10.285972	3.24%	0
2018	10.261812	9.962979	-2.91%	0
2017	10.346349	10.261812	-0.82%	0
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	0
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.396653	7.203347	-2.61%	0
2019	7.480381	7.396653	-1.12%	0
2018	7.595420	7.480381	-1.51%	0
2017	7.784809	7.595420	-2.43%	0
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	0
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.726227	9.129012	4.62%	0
2019	7.553564	8.726227	15.52%	0
2018	9.127644	7.553564	-17.25%	0
2017	7.392898	9.127644	23.47%	0
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.533968	9.922386	4.07%	0
2019	8.096904	9.533968	17.75%	0
2018	9.707206	8.096904	-16.59%	0
2017	8.027742	9.707206	20.92%	0
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.906482	26.201859	9.60%	0
2019	19.887884	23.906482	20.21%	0
2018	22.463984	19.887884	-11.47%	0
2017	19.522912	22.463984	15.06%	0
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.909637	16.910128	6.29%	0
2019	14.198136	15.909637	12.05%	0
2018	15.362038	14.198136	-7.58%	0
2017	14.227694	15.362038	7.97%	0
2016	13.775656	14.227694	3.28%	0
2015	14.204463	13.775656	-3.02%	0
2014	13.980133	14.204463	1.60%	0
2013	12.687062	13.980133	10.19%	0
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.381137	21.016576	8.44%	0
2019	16.632941	19.381137	16.52%	0
2018	18.308447	16.632941	-9.15%	0
2017	16.413305	18.308447	11.55%	0
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.056452	12.499422	3.67%	0
2019	11.330032	12.056452	6.41%	0
2018	11.878491	11.330032	-4.62%	0
2017	11.568553	11.878491	2.68%	0
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.301259	11.479868	1.58%	0
2019	10.294635	11.301259	9.78%	0
2018	11.230173	10.294635	-8.33%	0
2017	10.136389	11.230173	10.79%	0
2016	9.869558	10.136389	2.70%	0
2015	10.499449	9.869558	-6.00%	0
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.833628	12.223885	3.30%	0
2019	10.569128	11.833628	11.96%	0
2018	11.582229	10.569128	-8.75%	0
2017	10.192058	11.582229	13.64%	0
2016	9.808420	10.192058	3.91%	0
2015	10.511971	9.808420	-6.69%	0
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.119135	19.423752	7.20%	0
2019	15.839815	18.119135	14.39%	0
2018	17.289240	15.839815	-8.38%	0
2017	15.757884	17.289240	9.72%	0
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
2013	13.503367	15.299921	13.30%	0
2012	12.544168	13.503367	7.65%	0
2011	12.916590	12.544168	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.628138	23.602291	9.13%	0
2019	18.273704	21.628138	18.36%	0
2018	20.388315	18.273704	-10.37%	0
2017	17.984906	20.388315	13.36%	0
2016	17.063713	17.984906	5.40%	0
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0
2013	14.595190	17.352389	18.89%	0
2012	13.207012	14.595190	10.51%	0
2011	13.889053	13.207012	-4.91%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.013953	15.833595	5.46%	0
2019	13.618192	15.013953	10.25%	0
2018	14.563485	13.618192	-6.49%	0
2017	13.725186	14.563485	6.11%	0
2016	13.364504	13.725186	2.70%	0
2015	13.760797	13.364504	-2.88%	0
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	0
2012	12.003465	12.598066	4.95%	0
2011	12.105103	12.003465	-0.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.363366	10.785379	4.07%	0
2019*	10.000000	10.363366	3.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.661010	11.989564	12.46%	0
2019*	10.000000	10.661010	6.61%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.377626	24.457520	26.22%	0
2019	15.317306	19.377626	26.51%	0
2018	16.316006	15.317306	-6.12%	0
2017	12.929727	16.316006	26.19%	0
2016	13.048294	12.929727	-0.91%	0
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	0
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.066295	12.553751	4.04%	0
2019	10.439793	12.066295	15.58%	0
2018	11.292169	10.439793	-7.55%	0
2017	9.886937	11.292169	14.21%	0
2016	9.374829	9.886937	5.46%	0
2015	9.871717	9.374829	-5.03%	0
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.884497	14.430494	3.93%	0
2019	11.716209	13.884497	18.51%	0
2018	12.380711	11.716209	-5.37%	0
2017	10.470894	12.380711	18.24%	0
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.044260	38.050751	15.15%	0
2019	24.767113	33.044260	33.42%	0
2018	25.896946	24.767113	-4.36%	0
2017	20.976150	25.896946	23.46%	0
2016	20.895124	20.976150	0.39%	0
2015	20.518585	20.895124	1.84%	0
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.492275	25.110639	-1.50%	0
2019	20.713122	25.492275	23.07%	0
2018	23.555184	20.713122	-12.07%	0
2017	22.357603	23.555184	5.36%	0
2016	19.142396	22.357603	16.80%	0
2015	20.619984	19.142396	-7.17%	0
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.747363	17.47%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.525794	37.940862	9.89%	0
2019	28.283440	34.525794	22.07%	0
2018	32.859004	28.283440	-13.92%	0
2017	29.210711	32.859004	12.49%	0
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.991334	18.238757	-3.96%	0
2019	15.784419	18.991334	20.32%	0
2018	18.711970	15.784419	-15.65%	0
2017	16.917932	18.711970	10.60%	0
2016	14.807531	16.917932	14.25%	0
2015	15.694895	14.807531	-5.65%	0
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	0
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.356368	34.614671	36.51%	0
2019	19.279544	25.356368	31.52%	0
2018	21.625494	19.279544	-10.85%	0
2017	17.856765	21.625494	21.11%	0
2016	17.008560	17.856765	4.99%	0
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.804441	28.349482	1.96%	0
2019	24.113074	27.804441	15.31%	0
2018	29.954070	24.113074	-19.50%	0
2017	28.348782	29.954070	5.66%	0
2016	23.228181	28.348782	22.04%	0
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.915257	35.560207	18.87%	0
2019	24.564693	29.915257	21.78%	0
2018	29.013357	24.564693	-15.33%	0
2017	26.379979	29.013357	9.98%	0
2016	22.156593	26.379979	19.06%	0
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.453940	19.228824	10.17%	0
2019	14.026378	17.453940	24.44%	0
2018	15.201549	14.026378	-7.73%	0
2017	12.540897	15.201549	21.22%	0
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.161134	19.996759	10.11%	0
2019	14.830897	18.161134	22.45%	0
2018	16.221591	14.830897	-8.57%	0
2017	14.105661	16.221591	15.00%	0
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	0
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.823792	13.580533	-8.39%	0
2019	11.697293	14.823792	26.73%	0
2018	12.551737	11.697293	-6.81%	0
2017	12.171111	12.551737	3.13%	0
2016	11.688118	12.171111	4.13%	0
2015	12.752922	11.688118	-8.35%	0
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.671059	21.377045	14.49%	0
2019	14.688718	18.671059	27.11%	0
2018	15.896899	14.688718	-7.60%	0
2017	13.497055	15.896899	17.78%	0
2016	12.470660	13.497055	8.23%	0
2015	12.716613	12.470660	-1.93%	0
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.942087	8.933256	-0.10%	0
2019	8.842972	8.942087	1.12%	0
2018	9.029762	8.842972	-2.07%	0
2017	9.149437	9.029762	-1.31%	0
2016	9.188161	9.149437	-0.42%	0
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.899324	18.430310	15.92%	0
2019	13.096730	15.899324	21.40%	0
2018	15.208508	13.096730	-13.89%	0
2017	13.709203	15.208508	10.94%	0
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.357385	30.183551	55.93%	0
2019	14.561145	19.357385	32.94%	0
2018	16.127641	14.561145	-9.71%	0
2017	13.016681	16.127641	23.90%	0
2016	12.632486	13.016681	3.04%	0
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	0
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	35.538300	48.236173	35.73%	0
2019	27.612053	35.538300	28.71%	0
2018	30.422240	27.612053	-9.24%	0
2017	25.137361	30.422240	21.02%	0
2016	24.839027	25.137361	1.20%	0
2015	25.315966	24.839027	-1.88%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.184296	8.225975	0.51%	0
2019	8.124832	8.184296	0.73%	0
2018	8.279977	8.124832	-1.87%	0
2017	8.446932	8.279977	-1.98%	0
2016	8.589317	8.446932	-1.66%	0
2015	8.825082	8.589317	-2.67%	0
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	0
2012	9.089877	9.236800	1.62%	0
2011	9.328868	9.089877	-2.56%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.791146	32.280884	16.16%	0
2019	22.724133	27.791146	22.30%	0
2018	24.815695	22.724133	-8.43%	0
2017	21.566729	24.815695	15.06%	0
2016	20.204983	21.566729	6.74%	0
2015	20.894608	20.204983	-3.30%	0
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.375805	10.630693	2.46%	0
2019	9.354234	10.375805	10.92%	0
2018	10.289578	9.354234	-9.09%	0
2017	9.606725	10.289578	7.11%	0
2016	9.344333	9.606725	2.81%	0
2015	10.100251	9.344333	-7.48%	0
2014	10.124210	10.100251	-0.24%	0
2013*	10.000000	10.124210	1.24%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.747415	10.947538	1.86%	0
2019	9.484408	10.747415	13.32%	0
2018	10.740285	9.484408	-11.69%	0
2017	9.421185	10.740285	14.00%	0
2016	9.221708	9.421185	2.16%	0
2015	10.474732	9.221708	-11.96%	0
2014	10.687589	10.474732	-1.99%	0
2013*	10.000000	10.687589	6.88%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.806194	11.078818	2.52%	0
2019	9.598656	10.806194	12.58%	0
2018	10.696447	9.598656	-10.26%	0
2017	9.689880	10.696447	10.39%	0
2016	9.422588	9.689880	2.84%	0
2015	10.392506	9.422588	-9.33%	0
2014	10.436649	10.392506	-0.42%	0
2013*	10.000000	10.436649	4.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.606125	11.118704	4.83%	0
2019	9.769903	10.606125	8.56%	0
2018	10.637590	9.769903	-8.16%	0
2017	9.656765	10.637590	10.16%	0
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.998742	11.388341	3.54%	0
2019	9.874536	10.998742	11.38%	0
2018	10.681237	9.874536	-7.55%	0
2017	10.014292	10.681237	6.66%	0
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.219244	10.986545	7.51%	0
2019	9.838455	10.219244	3.87%	0
2018	10.558790	9.838455	-6.82%	0
2017	9.814159	10.558790	7.59%	0
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.812209	9.808011	-0.04%	0
2019	9.718715	9.812209	0.96%	0
2018	9.981743	9.718715	-2.64%	0
2017	10.146695	9.981743	-1.63%	0
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	0
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	0
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.778145	9.702796	-0.77%	0
2019	9.800739	9.778145	-0.23%	0
2018	9.947883	9.800739	-1.48%	0
2017	10.008195	9.947883	-0.60%	0
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.183138	10.736893	5.44%	0
2019	9.683262	10.183138	5.16%	0
2018	10.032609	9.683262	-3.48%	0
2017	9.851549	10.032609	1.84%	0
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.250560	23.246572	34.76%	0
2019	12.985359	17.250560	32.85%	0
2018	13.057759	12.985359	-0.55%	0
2017	10.266713	13.057759	27.19%	0
2016*	10.000000	10.266713	2.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.589057	18.065552	8.90%	0
2019	13.643813	16.589057	21.59%	0
2018	17.365952	13.643813	-21.43%	0
2017	14.120435	17.365952	22.98%	0
2016	14.899111	14.120435	-5.23%	0
2015	15.314807	14.899111	-2.71%	0
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.362521	33.63%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.552466	12.902236	2.79%	0
2019	9.908092	12.552466	26.69%	0
2018	11.146710	9.908092	-11.11%	0
2017*	10.000000	11.146710	11.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.103034	47.852091	25.59%	0
2019	30.491163	38.103034	24.96%	0
2018	31.124255	30.491163	-2.03%	0
2017	25.163170	31.124255	23.69%	0
2016	29.007904	25.163170	-13.25%	0
2015	26.548200	29.007904	9.27%	0
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.162710	5.959878	15.44%	0
2019	4.764078	5.162710	8.37%	0
2018	6.852423	4.764078	-30.48%	0
2017	7.194689	6.852423	-4.76%	0
2016	5.163492	7.194689	39.34%	0
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.306721	6.140793	15.72%	0
2019	4.882840	5.306721	8.68%	0
2018	7.009031	4.882840	-30.34%	0
2017	7.338663	7.009031	-4.49%	0
2016	5.255927	7.338663	39.63%	0
2015	8.129553	5.255927	-35.35%	0
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.680893	10.215552	-4.36%	0
2019*	10.000000	10.680893	6.81%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	29.316487	44.940009	53.29%	0
2019	24.174295	29.316487	21.27%	0
2018	24.566197	24.174295	-1.60%	0
2017	20.089717	24.566197	22.28%	0
2016	19.190756	20.089717	4.68%	0
2015	20.340202	19.190756	-5.65%	0
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.874062	12.090142	1.82%	0
2019	10.611401	11.874062	11.90%	0
2018	11.796972	10.611401	-10.05%	0
2017	10.626208	11.796972	11.02%	0
2016	10.586327	10.626208	0.38%	0
2015	11.046149	10.586327	-4.16%	0
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.854196	24.730080	-0.50%	0
2019	20.707130	24.854196	20.03%	0
2018	22.653287	20.707130	-8.59%	0
2017	19.669634	22.653287	15.17%	0
2016	18.236531	19.669634	7.86%	0
2015	18.517008	18.236531	-1.51%	0
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.590796	8.526075	-0.75%	0
2019	7.575464	8.590796	13.40%	0
2018*	10.000000	7.575464	-24.25%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.512863	31.533158	0.06%	0
2019	27.066981	31.512863	16.43%	0
2018	32.914953	27.066981	-17.77%	0
2017	30.035415	32.914953	9.59%	0
2016	24.784955	30.035415	21.18%	0
2015	27.066547	24.784955	-8.43%	0
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.060126	11.765574	6.38%	0
2019	10.459299	11.060126	5.74%	0
2018	11.085928	10.459299	-5.65%	0
2017	11.011771	11.085928	0.67%	0
2016	10.863133	11.011771	1.37%	0
2015	11.470761	10.863133	-5.30%	0
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	24.105967	26.086576	8.22%	0
2019	20.061549	24.105967	20.16%	0
2018	22.266000	20.061549	-9.90%	0
2017	19.060116	22.266000	16.82%	0
2016	17.338979	19.060116	9.93%	0
2015	18.986406	17.338979	-8.68%	0
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.417432	25.935921	-1.82%	0
2019	21.091224	26.417432	25.25%	0
2018	24.960423	21.091224	-15.50%	0
2017	23.059270	24.960423	8.24%	0
2016	19.349984	23.059270	19.17%	0
2015	20.247793	19.349984	-4.43%	0
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	25.361742	24.830612	-2.09%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	12.871975	13.233905	2.81%	0
2019	11.235587	12.871975	14.56%	0
2018	12.168829	11.235587	-7.67%	0
2017	10.915173	12.168829	11.49%	0
2016	10.478039	10.915173	4.17%	0
2015	10.907881	10.478039	-3.94%	0
2014	10.916160	10.907881	-0.08%	0
2013*	10.000000	10.916160	9.16%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.924728	11.351757	3.91%	0
2019	9.795206	10.924728	11.53%	0
2018	10.389472	9.795206	-5.72%	0
2017	9.991647	10.389472	3.98%	0
2016	9.120128	9.991647	9.56%	0
2015*	10.000000	9.120128	-8.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.869163	10.401642	5.40%	0
2019	9.312116	9.869163	5.98%	0
2018	9.661479	9.312116	-3.62%	0
2017	9.640147	9.661479	0.22%	0
2016	9.689004	9.640147	-0.50%	0
2015*	10.000000	9.689004	-3.11%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.702382	13.779999	0.57%	0
2019	11.071254	13.702382	23.77%	0
2018	12.317369	11.071254	-10.12%	0
2017	10.888512	12.317369	13.12%	0
2016	9.661235	10.888512	12.70%	0
2015*	10.000000	9.661235	-3.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.347433	17.988651	17.21%	0
2019	13.422509	15.347433	14.34%	0
2018	14.959513	13.422509	-10.27%	0
2017	13.547771	14.959513	10.42%	0
2016	13.439852	13.547771	0.80%	0
2015	13.981281	13.439852	-3.87%	0
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.138339	12.711019	4.72%	0
2019	10.429994	12.138339	16.38%	0
2018	12.742144	10.429994	-18.15%	0
2017	11.405999	12.742144	11.71%	0
2016	10.195696	11.405999	11.87%	0
2015	10.771275	10.195696	-5.34%	0
2014*	10.000000	10.771275	7.71%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.345603	37.971572	7.43%	0
2019	29.785018	35.345603	18.67%	0
2018	33.705275	29.785018	-11.63%	0
2017	30.878910	33.705275	9.15%	0
2016	25.291478	30.878910	22.09%	0
2015	26.668193	25.291478	-5.16%	0
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	0
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	28.027177	32.035093	14.30%	0
2019	22.060088	28.027177	27.05%	0
2018	23.882242	22.060088	-7.63%	0
2017	20.289329	23.882242	17.71%	0
2016	18.748477	20.289329	8.22%	0
2015	19.142200	18.748477	-2.06%	0
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.323639	30.338485	19.80%	0
2019	19.207113	25.323639	31.85%	0
2018	21.296876	19.207113	-9.81%	0
2017	17.267052	21.296876	23.34%	0
2016	16.520152	17.267052	4.52%	0
2015	17.488176	16.520152	-5.54%	0
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	18.727155	21.744160	16.11%	0
2019	15.874747	18.727155	17.97%	0
2018	20.259584	15.874747	-21.64%	0
2017	16.774583	20.259584	20.78%	0
2016	14.790835	16.774583	13.41%	0
2015	15.626796	14.790835	-5.35%	0
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.647896	10.991194	3.22%	0
2019	9.410896	10.647896	13.14%	0
2018	10.097323	9.410896	-6.80%	0
2017*	10.000000	10.097323	0.97%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.572238	14.791420	-5.01%	0
2019	12.556585	15.572238	24.02%	0
2018	15.572593	12.556585	-19.37%	0
2017	14.349108	15.572593	8.53%	0
2016	11.272246	14.349108	27.30%	0
2015	12.411042	11.272246	-9.18%	0
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.101803	10.004944	-0.96%	0
2019	9.715742	10.101803	3.97%	0
2018	10.016137	9.715742	-3.00%	0
2017	9.971194	10.016137	0.45%	0
2016	9.425027	9.971194	5.79%	0
2015	9.803787	9.425027	-3.86%	0
2014*	10.000000	9.803787	-1.96%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.478686	10.246685	-2.21%	0
2019	8.999347	10.478686	16.44%	0
2018*	10.000000	8.999347	-10.01%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.506896	12.051458	4.73%	0
2019	10.855167	11.506896	6.00%	0
2018	11.269464	10.855167	-3.68%	0
2017	11.185693	11.269464	0.75%	0
2016	11.125890	11.185693	0.54%	0
2015	11.508766	11.125890	-3.33%	0
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.230598	13.001450	27.08%	0
2019	8.155271	10.230598	25.45%	0
2018*	10.000000	8.155271	-18.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	14.913622	16.253795	8.99%	0
2019	13.269104	14.913622	12.39%	0
2018	14.276090	13.269104	-7.05%	0
2017	13.033297	14.276090	9.54%	0
2016	12.754364	13.033297	2.19%	0
2015	13.205357	12.754364	-3.42%	0
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.292921	18.149533	11.40%	0
2019	13.996981	16.292921	16.40%	0
2018	15.350476	13.996981	-8.82%	0
2017	13.596606	15.350476	12.90%	0
2016	13.233627	13.596606	2.74%	0
2015	13.691759	13.233627	-3.35%	0
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	17.973042	20.356539	13.26%	0
2019	14.913682	17.973042	20.51%	0
2018	16.707475	14.913682	-10.74%	0
2017	14.254902	16.707475	17.21%	0
2016	13.799847	14.254902	3.30%	0
2015	14.287732	13.799847	-3.41%	0
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.014538	15.433534	18.59%	0
2019	10.798960	13.014538	20.52%	0
2018	11.640320	10.798960	-7.23%	0
2017	10.323149	11.640320	12.76%	0
2016*	10.000000	10.323149	3.23%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.509275	41.110933	26.46%	0
2019	25.503725	32.509275	27.47%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	10.921209	7.117051	-34.83%	0
2019	10.241172	10.921209	6.64%	0
2018	14.021972	10.241172	-26.96%	0
2017	14.851752	14.021972	-5.59%	0
2016	11.455795	14.851752	29.64%	0
2015	14.887763	11.455795	-23.05%	0
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.843347	23.609410	3.35%	0
2019	18.508367	22.843347	23.42%	0
2018	20.844019	18.508367	-11.21%	0
2017	19.054206	20.844019	9.39%	0
2016	16.669545	19.054206	14.31%	0
2015	17.927334	16.669545	-7.02%	0
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.005393	14.631941	4.47%	0
2019	11.122386	14.005393	25.92%	0
2018	12.616333	11.122386	-11.84%	0
2017	11.141190	12.616333	13.24%	0
2016*	10.000000	11.141190	11.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	31.522811	43.939696	39.39%	0
2019	24.231170	31.522811	30.09%	0
2018	25.067517	24.231170	-3.34%	0
2017	19.147151	25.067517	30.92%	0
2016	19.609590	19.147151	-2.36%	0
2015	18.890945	19.609590	3.80%	0
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.783465	12.490274	6.00%	0
2019	11.092201	11.783465	6.23%	0
2018	11.515984	11.092201	-3.68%	0
2017	11.403705	11.515984	0.98%	0
2016	11.240017	11.403705	1.46%	0
2015	11.674952	11.240017	-3.73%	0
2014	11.384083	11.674952	2.56%	0
2013	11.971675	11.384083	-4.91%	0
2012	11.675825	11.971675	2.53%	0
2011	11.233246	11.675825	3.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	36.541852	41.821953	14.45%	0
2019	30.553222	36.541852	19.60%	0
2018	36.926490	30.553222	-17.26%	0
2017	31.546969	36.926490	17.05%	0
2016	29.025699	31.546969	8.69%	0
2015	30.387682	29.025699	-4.48%	0
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.715298	24.318698	11.99%	0
2019	17.540046	21.715298	23.80%	0
2018	21.269827	17.540046	-17.54%	0
2017	16.849957	21.269827	26.23%	0
2016	18.316856	16.849957	-8.01%	0
2015	18.262029	18.316856	0.30%	0
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.165495	29.541912	4.89%	0
2019	21.630619	28.165495	30.21%	0
2018	27.006396	21.630619	-19.91%	0
2017	23.353271	27.006396	15.64%	0
2016	22.008245	23.353271	6.11%	0
2015	23.412651	22.008245	-6.00%	0
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.616923	13.689737	8.50%	0
2019	10.840782	12.616923	16.38%	0
2018	12.358995	10.840782	-12.28%	0
2017	11.365542	12.358995	8.74%	0
2016	10.341001	11.365542	9.91%	0
2015	11.355492	10.341001	-8.93%	0
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.846392	14.515805	-2.23%	0
2019	13.174116	14.846392	12.69%	0
2018	14.180165	13.174116	-7.09%	0
2017	13.314457	14.180165	6.50%	0
2016	12.024634	13.314457	10.73%	0
2015	13.323774	12.024634	-9.75%	0
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	28.107987	31.651541	12.61%	0
2019	22.399548	28.107987	25.48%	0
2018	24.306079	22.399548	-7.84%	0
2017	20.761362	24.306079	17.07%	0
2016	18.423944	20.761362	12.69%	0
2015	19.692633	18.423944	-6.44%	0
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	31.922598	32.605193	2.14%	0
2019	26.020094	31.922598	22.68%	0
2018	30.763374	26.020094	-15.42%	0
2017	28.629837	30.763374	7.45%	0
2016	22.645887	28.629837	26.42%	0
2015	25.182692	22.645887	-10.07%	0
2014	25.787792	25.182692	-2.35%	0
2013	19.493418	25.787792	32.29%	0
2012	16.958567	19.493418	14.95%	0
2011	18.146501	16.958567	-6.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.286147	12.841896	13.78%	0
2019	9.174004	11.286147	23.02%	0
2018	11.222371	9.174004	-18.25%	0
2017	8.230411	11.222371	36.35%	0
2016	7.216688	8.230411	14.05%	0
2015	9.244750	7.216688	-21.94%	0
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	16.904928	16.224505	-4.02%	0
2019	15.471358	16.904928	9.27%	0
2018	18.846630	15.471358	-17.91%	0
2017	16.631423	18.846630	13.32%	0
2016	15.980158	16.631423	4.08%	0
2015	17.600451	15.980158	-9.21%	0
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.911688	8.196183	-8.03%	0
2019	8.996751	8.911688	-0.95%	0
2018	9.090830	8.996751	-1.03%	0
2017	9.184705	9.090830	-1.02%	0
2016	9.188238	9.184705	-0.04%	0
2015	9.888424	9.188238	-7.08%	0
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.563250	11.689790	1.09%	0
2019	10.638679	11.563250	8.69%	0
2018	11.454938	10.638679	-7.13%	0
2017	10.428639	11.454938	9.84%	0
2016	10.292750	10.428639	1.32%	0
2015	11.254954	10.292750	-8.55%	0
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.830713	10.187041	3.62%	0
2019	9.303532	9.830713	5.67%	0
2018*	10.000000	9.303532	-6.96%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.005507	9.390383	4.27%	0
2019	8.831706	9.005507	1.97%	0
2018	9.583289	8.831706	-7.84%	0
2017	9.518896	9.583289	0.68%	0
2016	9.850038	9.518896	-3.36%	0
2015	9.960074	9.850038	-1.10%	0
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.895740	28.811521	37.88%	0
2019	15.773805	20.895740	32.47%	0
2018	16.905448	15.773805	-6.69%	0
2017	13.704652	16.905448	23.36%	0
2016	13.833785	13.704652	-0.93%	0
2015	13.600931	13.833785	1.71%	0
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.503177	45.03%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.710079	40.444435	23.65%	0
2019	25.626269	32.710079	27.64%	0
2018	30.478631	25.626269	-15.92%	0
2017	23.023571	30.478631	32.38%	0
2016	23.746635	23.023571	-3.04%	0
2015	23.589628	23.746635	0.67%	0
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.758371	9.758825	0.00%	0
2019	9.086078	9.758371	7.40%	0
2018	9.804027	9.086078	-7.32%	0
2017	9.521245	9.804027	2.97%	0
2016	9.226744	9.521245	3.19%	0
2015	9.745189	9.226744	-5.32%	0
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.654317	28.321398	10.40%	0
2019	20.055270	25.654317	27.92%	0
2018	22.477992	20.055270	-10.78%	0
2017	19.845695	22.477992	13.26%	0
2016	18.362056	19.845695	8.08%	0
2015	18.340665	18.362056	0.12%	0
2014	17.108969	18.340665	7.20%	0
2013	13.405208	17.108969	27.63%	0
2012	11.839902	13.405208	13.22%	0
2011	12.231258	11.839902	-3.20%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.726909	15.578133	5.78%	0
2019	12.129742	14.726909	21.41%	0
2018	14.133684	12.129742	-14.18%	0
2017	12.694365	14.133684	11.34%	0
2016	11.551886	12.694365	9.89%	0
2015	12.429012	11.551886	-7.06%	0
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	33.522148	38.941754	16.17%	0
2019	27.370337	33.522148	22.48%	0
2018	31.514054	27.370337	-13.15%	0
2017	28.489396	31.514054	10.62%	0
2016	24.931712	28.489396	14.27%	0
2015	27.342714	24.931712	-8.82%	0
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.069760	11.835268	17.53%	0
2019	8.104939	10.069760	24.24%	0
2018	10.377570	8.104939	-21.90%	0
2017	8.451484	10.377570	22.79%	0
2016	8.946123	8.451484	-5.53%	0
2015	8.935811	8.946123	0.12%	0
2014*	10.000000	8.935811	-10.64%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.147072	16.749000	10.58%	0
2019	12.809677	15.147072	18.25%	0
2018	13.953460	12.809677	-8.20%	0
2017	12.148898	13.953460	14.85%	0
2016	12.840543	12.148898	-5.39%	0
2015	14.428487	12.840543	-11.01%	0
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.365710	12.730870	2.95%	0
2019	11.453044	12.365710	7.97%	0
2018	12.051901	11.453044	-4.97%	0
2017	11.633801	12.051901	3.59%	0
2016	10.311136	11.633801	12.83%	0
2015	11.357994	10.311136	-9.22%	0
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.870138	28.749057	44.68%	0
2019	14.834931	19.870138	33.94%	0
2018	15.289527	14.834931	-2.97%	0
2017	12.407502	15.289527	23.23%	0
2016	12.040699	12.407502	3.05%	0
2015	13.161138	12.040699	-8.51%	0
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	24.749085	27.402977	10.72%	0
2019	20.845182	24.749085	18.73%	0
2018	21.379086	20.845182	-2.50%	0
2017	18.635914	21.379086	14.72%	0
2016	18.395582	18.635914	1.31%	0
2015	18.867567	18.395582	-2.50%	0
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.806553	10.498383	7.05%	0
2019	9.241967	9.806553	6.11%	0
2018	9.643594	9.241967	-4.16%	0
2017	9.608628	9.643594	0.36%	0
2016	9.679740	9.608628	-0.73%	0
2015*	10.000000	9.679740	-3.20%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	41.744776	56.357876	35.01%	0
2019	31.414418	41.744776	32.88%	0
2018	31.811384	31.414418	-1.25%	0
2017	25.199374	31.811384	26.24%	0
2016	25.455439	25.199374	-1.01%	0
2015	23.419913	25.455439	8.69%	0
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	29.946869	43.830929	46.36%	0
2019	21.296077	29.946869	40.62%	0
2018	21.738254	21.296077	-2.03%	0
2017	15.447100	21.738254	40.73%	0
2016	13.971707	15.447100	10.56%	0
2015	13.750210	13.971707	1.61%	0
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.260347	27.331037	12.66%	0
2019	19.718592	24.260347	23.03%	0
2018	23.934065	19.718592	-17.61%	0
2017	18.842120	23.934065	27.02%	0
2016	20.798527	18.842120	-9.41%	0
2015	23.488230	20.798527	-11.45%	0
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.584708	9.187943	-4.14%	0
2019	8.355180	9.584708	14.72%	0
2018	10.567307	8.355180	-20.93%	0
2017	8.512932	10.567307	24.13%	0
2016	7.258100	8.512932	17.29%	0
2015	9.350477	7.258100	-22.38%	0
2014*	10.000000	9.350477	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.066182	10.500222	4.31%	0
2019	9.562597	10.066182	5.27%	0
2018	9.951968	9.562597	-3.91%	0
2017	9.867112	9.951968	0.86%	0
2016*	10.000000	9.867112	-1.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.087173	28.396534	41.37%	0
2019	14.642985	20.087173	37.18%	0
2018	15.346537	14.642985	-4.58%	0
2017	12.509386	15.346537	22.68%	0
2016	11.840151	12.509386	5.65%	0
2015	12.461238	11.840151	-4.98%	0
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.051434	29.117144	0.23%	0
2019	23.102379	29.051434	25.75%	0
2018	26.545898	23.102379	-12.97%	0
2017	23.294859	26.545898	13.96%	0
2016	21.084033	23.294859	10.49%	0
2015	21.918476	21.084033	-3.81%	0
2014	20.483269	21.918476	7.01%	0
2013	15.556961	20.483269	31.67%	0
2012	13.826635	15.556961	12.51%	0
2011	14.305464	13.826635	-3.35%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.739986	12.045038	12.15%	0
2019*	10.000000	10.739986	7.40%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.048722	22.233864	16.72%	0
2019	15.612425	19.048722	22.01%	0
2018	17.813865	15.612425	-12.36%	0
2017	14.464760	17.813865	23.15%	0
2016	14.344457	14.464760	0.84%	0
2015	13.894660	14.344457	3.24%	0
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.274963	19.311152	18.66%	0
2019	12.007701	16.274963	35.54%	0
2018	12.297638	12.007701	-2.36%	0
2017	9.885687	12.297638	24.40%	0
2016	9.618222	9.885687	2.78%	0
2015*	10.000000	9.618222	-3.82%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.178397	31.78%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.487563	34.88%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.572404	12.085034	4.43%	0
2019	10.774715	11.572404	7.40%	0
2018	11.200311	10.774715	-3.80%	0
2017	10.891824	11.200311	2.83%	0
2016	10.595301	10.891824	2.80%	0
2015	11.003339	10.595301	-3.71%	0
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.574362	21.083047	2.47%	0
2019	18.559007	20.574362	10.86%	0
2018	20.565299	18.559007	-9.76%	0
2017	19.325261	20.565299	6.42%	0
2016	17.996567	19.325261	7.38%	0
2015	18.754611	17.996567	-4.04%	0
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.022440	10.549002	-4.30%	0
2019	8.877612	11.022440	24.16%	0
2018	9.927537	8.877612	-10.58%	0
2017	9.083649	9.927537	9.29%	0
2016	8.136315	9.083649	11.64%	0
2015*	10.000000	8.136315	-18.64%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.903058	20.949859	10.83%	0
2019	15.699550	18.903058	20.41%	0
2018	17.422478	15.699550	-9.89%	0
2017	15.266645	17.422478	14.12%	0
2016	14.162801	15.266645	7.79%	0
2015	15.712031	14.162801	-9.86%	0
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.298205	16.539194	46.39%	0
2019	8.759209	11.298205	28.99%	0
2018	10.827384	8.759209	-19.10%	0
2017	8.881643	10.827384	21.91%	0
2016	9.377992	8.881643	-5.29%	0
2015	9.721787	9.377992	-3.54%	0
2014	10.149421	9.721787	-4.21%	0
2013	8.632848	10.149421	17.57%	0
2012	7.696693	8.632848	12.16%	0
2011	8.770226	7.696693	-12.24%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.088940	17.496692	8.75%	0
2019	13.718342	16.088940	17.28%	0
2018	14.870889	13.718342	-7.75%	0
2017	13.224985	14.870889	12.45%	0
2016	12.494364	13.224985	5.85%	0
2015	12.742142	12.494364	-1.94%	0
2014	12.498958	12.742142	1.95%	0
2013	10.440945	12.498958	19.71%	0
2012	9.292925	10.440945	12.35%	0
2011	9.481762	9.292925	-1.99%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.059096	10.666617	6.04%	0
2019	9.505576	10.059096	5.82%	0
2018	9.897293	9.505576	-3.96%	0
2017	9.874901	9.897293	0.23%	0
2016	9.906438	9.874901	-0.32%	0
2015	10.225941	9.906438	-3.12%	0
2014	10.031886	10.225941	1.93%	0
2013	10.604466	10.031886	-5.40%	0
2012	10.405173	10.604466	1.92%	0
2011	10.134927	10.405173	2.67%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.853583	25.047954	26.16%	0
2019	15.170298	19.853583	30.87%	0
2018	17.251704	15.170298	-12.06%	0
2017	13.564607	17.251704	27.18%	0
2016	13.942462	13.564607	-2.71%	0
2015	13.477080	13.942462	3.45%	0
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.358299	31.419640	47.11%	0
2019	16.882898	21.358299	26.51%	0
2018	17.504988	16.882898	-3.55%	0
2017	14.105184	17.504988	24.10%	0
2016	13.318083	14.105184	5.91%	0
2015	12.887549	13.318083	3.34%	0
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.278682	18.971797	9.80%	0
2019	14.160164	17.278682	22.02%	0
2018	14.911377	14.160164	-5.04%	0
2017	12.593819	14.911377	18.40%	0
2016	11.674447	12.593819	7.88%	0
2015	11.893910	11.674447	-1.85%	0
2014	11.112581	11.893910	7.03%	0
2013	8.606762	11.112581	29.11%	0
2012	7.572329	8.606762	13.66%	0
2011	7.976347	7.572329	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.870996	13.005143	1.04%	0
2019	12.142068	12.870996	6.00%	0
2018	12.807093	12.142068	-5.19%	0
2017	12.403196	12.807093	3.26%	0
2016	11.756026	12.403196	5.51%	0
2015	12.467540	11.756026	-5.71%	0
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	25.648351	27.408135	6.86%	0
2019	20.472636	25.648351	25.28%	0
2018	21.146329	20.472636	-3.19%	0
2017	18.109541	21.146329	16.77%	0
2016	16.776845	18.109541	7.94%	0
2015	17.164345	16.776845	-2.26%	0
2014	15.808910	17.164345	8.57%	0
2013	12.448042	15.808910	27.00%	0
2012	11.261292	12.448042	10.54%	0
2011	11.553244	11.261292	-2.53%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.466503	25.555646	0.35%	0
2019	20.650158	25.466503	23.32%	0
2018	22.985288	20.650158	-10.16%	0
2017	20.112105	22.985288	14.29%	0
2016	17.615407	20.112105	14.17%	0
2015	19.406089	17.615407	-9.23%	0
2014	18.347900	19.406089	5.77%	0
2013	13.965651	18.347900	31.38%	0
2012	12.171939	13.965651	14.74%	0
2011	12.862705	12.171939	-5.37%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.502730	11.681760	11.23%	0
2019	9.410026	10.502730	11.61%	0
2018	10.589789	9.410026	-11.14%	0
2017	9.207724	10.589789	15.01%	0
2016	9.208035	9.207724	0.00%	0
2015*	10.000000	9.208035	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.027354	15.331254	9.30%	0
2019	11.653911	14.027354	20.37%	0
2018	13.449302	11.653911	-13.35%	0
2017	11.560801	13.449302	16.34%	0
2016	10.986235	11.560801	5.23%	0
2015	11.516396	10.986235	-4.60%	0
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.588534	13.406745	6.50%	0
2019	11.159012	12.588534	12.81%	0
2018	12.258391	11.159012	-8.97%	0
2017	11.265707	12.258391	8.81%	0
2016	10.933381	11.265707	3.04%	0
2015	11.380523	10.933381	-3.93%	0
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.557095	14.673477	8.23%	0
2019	11.611674	13.557095	16.75%	0
2018	13.023217	11.611674	-10.84%	0
2017	11.580574	13.023217	12.46%	0
2016	11.111875	11.580574	4.22%	0
2015	11.597896	11.111875	-4.19%	0
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.025339	11.518514	4.47%	0
2019	10.259804	11.025339	7.46%	0
2018	10.850648	10.259804	-5.45%	0
2017	10.505769	10.850648	3.28%	0
2016	10.341600	10.505769	1.59%	0
2015	10.729227	10.341600	-3.61%	0
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.265376	11.490194	2.00%	0
2019	10.190168	11.265376	10.55%	0
2018	11.287862	10.190168	-9.72%	0
2017	10.128395	11.287862	11.45%	0
2016	9.880975	10.128395	2.50%	0
2015	10.632723	9.880975	-7.07%	0
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.719619	12.217266	4.25%	0
2019	10.457551	11.719619	12.07%	0
2018	11.591617	10.457551	-9.78%	0
2017	10.133802	11.591617	14.39%	0
2016	9.825212	10.133802	3.14%	0
2015	10.637489	9.825212	-7.64%	0
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.115451	14.096488	7.48%	0
2019	11.432691	13.115451	14.72%	0
2018	12.674342	11.432691	-9.80%	0
2017	11.451970	12.674342	10.67%	0
2016	11.048451	11.451970	3.65%	0
2015	11.501056	11.048451	-3.94%	0
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.779833	15.020690	9.00%	0
2019	11.610240	13.779833	18.69%	0
2018	13.214955	11.610240	-12.14%	0
2017	11.525753	13.214955	14.66%	0
2016	11.031564	11.525753	4.48%	0
2015	11.535018	11.031564	-4.36%	0
2014	11.361262	11.535018	1.53%	0
2013	9.414815	11.361262	20.67%	0
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.146850	12.862658	5.89%	0
2019	10.944354	12.146850	10.99%	0
2018	11.836939	10.944354	-7.54%	0
2017	11.092818	11.836939	6.71%	0
2016	10.776803	11.092818	2.93%	0
2015	11.218199	10.776803	-3.93%	0
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	0
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.227391	13.509113	2.13%	0
2019	12.110274	13.227391	9.22%	0
2018	14.795550	12.110274	-18.15%	0
2017	12.415428	14.795550	19.17%	0
2016	12.644249	12.415428	-1.81%	0
2015	13.550937	12.644249	-6.69%	0
2014	15.193637	13.550937	-10.81%	0
2013	13.029123	15.193637	16.61%	0
2012	11.223325	13.029123	16.09%	0
2011	13.198232	11.223325	-14.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.710762	17.11%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.177369	11.588280	3.68%	0
2019	10.590083	11.177369	5.55%	0
2018	10.983704	10.590083	-3.58%	0
2017	10.857037	10.983704	1.17%	0
2016	10.647436	10.857037	1.97%	0
2015	11.062851	10.647436	-3.76%	0
2014	10.883989	11.062851	1.64%	0
2013	11.452872	10.883989	-4.97%	0
2012	10.974559	11.452872	4.36%	0
2011	10.637758	10.974559	3.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.921749	12.622563	5.88%	0
2019	11.202984	11.921749	6.42%	0
2018	11.709652	11.202984	-4.33%	0
2017	11.620643	11.709652	0.77%	0
2016	11.580425	11.620643	0.35%	0
2015	11.988317	11.580425	-3.40%	0
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.334014	10.409850	0.73%	0
2019	9.985027	10.334014	3.50%	0
2018*	10.000000	9.985027	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.161546	29.801597	9.72%	0
2019	22.804111	27.161546	19.11%	0
2018	28.525912	22.804111	-20.06%	0
2017	20.800327	28.525912	37.14%	0
2016	19.929276	20.800327	4.37%	0
2015	24.502535	19.929276	-18.66%	0
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	17.966370	18.494726	2.94%	0
2019	16.125781	17.966370	11.41%	0
2018	17.123659	16.125781	-5.83%	0
2017	16.517505	17.123659	3.67%	0
2016	14.900047	16.517505	10.86%	0
2015	15.755967	14.900047	-5.43%	0
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.198116	10.504753	3.01%	0
2019	9.882964	10.198116	3.19%	0
2018	10.184670	9.882964	-2.96%	0
2017	10.273847	10.184670	-0.87%	0
2016	10.501943	10.273847	-2.17%	0
2015	10.827398	10.501943	-3.01%	0
2014	10.663541	10.827398	1.54%	0
2013	11.446279	10.663541	-6.84%	0
2012	11.439325	11.446279	0.06%	0
2011	10.983118	11.439325	4.15%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.332506	7.137193	-2.66%	0
2019	7.419323	7.332506	-1.17%	0
2018	7.537338	7.419323	-1.57%	0
2017	7.729246	7.537338	-2.48%	0
2016	7.958840	7.729246	-2.88%	0
2015	8.196538	7.958840	-2.90%	0
2014	8.441332	8.196538	-2.90%	0
2013	8.693441	8.441332	-2.90%	0
2012	8.953798	8.693441	-2.91%	0
2011	9.220462	8.953798	-2.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.673973	9.069682	4.56%	0
2019	7.512188	8.673973	15.47%	0
2018	9.082341	7.512188	-17.29%	0
2017	7.359978	9.082341	23.40%	0
2016	7.531454	7.359978	-2.28%	0
2015	8.014610	7.531454	-6.03%	0
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.467096	9.847709	4.02%	0
2019	8.044257	9.467096	17.69%	0
2018	9.649088	8.044257	-16.63%	0
2017	7.983766	9.649088	20.86%	0
2016	8.178765	7.983766	-2.38%	0
2015	8.541755	8.178765	-4.25%	0
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.702225	25.964622	9.55%	0
2019	19.728110	23.702225	20.14%	0
2018	22.295069	19.728110	-11.51%	0
2017	19.386070	22.295069	15.01%	0
2016	18.236733	19.386070	6.30%	0
2015	18.970816	18.236733	-3.87%	0
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	0
2012	13.383732	15.061351	12.53%	0
2011	14.346743	13.383732	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.822452	16.808800	6.23%	0
2019	14.127599	15.822452	12.00%	0
2018	15.293652	14.127599	-7.62%	0
2017	14.171630	15.293652	7.92%	0
2016	13.728417	14.171630	3.23%	0
2015	14.163056	13.728417	-3.07%	0
2014	13.946559	14.163056	1.55%	0
2013	12.663108	13.946559	10.14%	0
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.275054	20.890775	8.38%	0
2019	16.550405	19.275054	16.46%	0
2018	18.227027	16.550405	-9.20%	0
2017	16.348702	18.227027	11.49%	0
2016	15.626201	16.348702	4.62%	0
2015	16.178990	15.626201	-3.42%	0
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.953455	12.386259	3.62%	0
2019	11.239018	11.953455	6.36%	0
2018	11.789174	11.239018	-4.67%	0
2017	11.487467	11.789174	2.63%	0
2016	11.345826	11.487467	1.25%	0
2015	11.653847	11.345826	-2.64%	0
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.262542	11.434642	1.53%	0
2019	10.264658	11.262542	9.72%	0
2018	11.203265	10.264658	-8.38%	0
2017	10.117291	11.203265	10.73%	0
2016	9.856024	10.117291	2.65%	0
2015	10.490452	9.856024	-6.05%	0
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.793083	12.175735	3.24%	0
2019	10.538341	11.793083	11.91%	0
2018	11.554469	10.538341	-8.79%	0
2017	10.172851	11.554469	13.58%	0
2016	9.794964	10.172851	3.86%	0
2015	10.502950	9.794964	-6.74%	0
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.964335	19.247898	7.15%	0
2019	15.712579	17.964335	14.33%	0
2018	17.159248	15.712579	-8.43%	0
2017	15.647436	17.159248	9.66%	0
2016	15.039171	15.647436	4.04%	0
2015	15.540379	15.039171	-3.23%	0
2014	15.216139	15.540379	2.13%	0
2013	13.436334	15.216139	13.25%	0
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.443342	23.388583	9.07%	0
2019	18.126904	21.443342	18.30%	0
2018	20.235014	18.126904	-10.42%	0
2017	17.858835	20.235014	13.31%	0
2016	16.952816	17.858835	5.34%	0
2015	17.587545	16.952816	-3.61%	0
2014	17.257369	17.587545	1.91%	0
2013	14.522736	17.257369	18.83%	0
2012	13.148235	14.522736	10.45%	0
2011	13.834352	13.148235	-4.96%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.885695	15.690254	5.40%	0
2019	13.508815	14.885695	10.19%	0
2018	14.454008	13.508815	-6.54%	0
2017	13.629001	14.454008	6.05%	0
2016	13.277656	13.629001	2.65%	0
2015	13.678417	13.277656	-2.93%	0
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	0
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.359809	10.776121	4.02%	0
2019*	10.000000	10.359809	3.60%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.657349	11.979275	12.40%	0
2019*	10.000000	10.657349	6.57%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.261637	24.298624	26.15%	0
2019	15.233462	19.261637	26.44%	0
2018	16.235100	15.233462	-6.17%	0
2017	12.872211	16.235100	26.13%	0
2016	12.996915	12.872211	-0.96%	0
2015	12.978907	12.996915	0.14%	0
2014	12.135011	12.978907	6.95%	0
2013	9.297566	12.135011	30.52%	0
2012	8.245085	9.297566	12.76%	0
2011	8.774456	8.245085	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.032416	12.512057	3.99%	0
2019	10.415834	12.032416	15.52%	0
2018	11.272093	10.415834	-7.60%	0
2017	9.874425	11.272093	14.15%	0
2016	9.367756	9.874425	5.41%	0
2015	9.869352	9.367756	-5.08%	0
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.845469	14.382517	3.88%	0
2019	11.689291	13.845469	18.45%	0
2018	12.358672	11.689291	-5.42%	0
2017	10.457616	12.358672	18.18%	0
2016	9.786007	10.457616	6.86%	0
2015	10.064079	9.786007	-2.76%	0
2014*	10.000000	10.064079	0.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	32.863333	37.822942	15.09%	0
2019	24.644188	32.863333	33.35%	0
2018	25.781771	24.644188	-4.41%	0
2017	20.893587	25.781771	23.40%	0
2016	20.823558	20.893587	0.34%	0
2015	20.458838	20.823558	1.78%	0
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.352713	24.960297	-1.55%	0
2019	20.610318	25.352713	23.01%	0
2018	23.450415	20.610318	-12.11%	0
2017	22.269579	23.450415	5.30%	0
2016	19.076817	22.269579	16.74%	0
2015	20.559926	19.076817	-7.21%	0
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.745533	17.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.230838	37.597373	9.83%	0
2019	28.056244	34.230838	22.01%	0
2018	32.611944	28.056244	-13.97%	0
2017	29.005957	32.611944	12.43%	0
2016	24.831426	29.005957	16.81%	0
2015	26.238050	24.831426	-5.36%	0
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.877597	18.120194	-4.01%	0
2019	15.697962	18.877597	20.26%	0
2018	18.619124	15.697962	-15.69%	0
2017	16.842631	18.619124	10.55%	0
2016	14.749195	16.842631	14.19%	0
2015	15.641116	14.749195	-5.70%	0
2014	13.765312	15.641116	13.63%	0
2013	10.448424	13.765312	31.75%	0
2012	9.249337	10.448424	12.96%	0
2011	9.751416	9.249337	-5.15%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.139673	34.301209	36.44%	0
2019	19.124632	25.139673	31.45%	0
2018	21.462852	19.124632	-10.89%	0
2017	17.731569	21.462852	21.04%	0
2016	16.897979	17.731569	4.93%	0
2015	17.311050	16.897979	-2.39%	0
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.566877	28.092797	1.91%	0
2019	23.919360	27.566877	15.25%	0
2018	29.728843	23.919360	-19.54%	0
2017	28.150067	29.728843	5.61%	0
2016	23.077196	28.150067	21.98%	0
2015	25.361690	23.077196	-9.01%	0
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.659647	35.238245	18.81%	0
2019	24.367344	29.659647	21.72%	0
2018	28.795186	24.367344	-15.38%	0
2017	26.195054	28.795186	9.93%	0
2016	22.012556	26.195054	19.00%	0
2015	23.108030	22.012556	-4.74%	0
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.349412	19.103819	10.11%	0
2019	13.949557	17.349412	24.37%	0
2018	15.126133	13.949557	-7.78%	0
2017	12.485075	15.126133	21.15%	0
2016	11.323283	12.485075	10.26%	0
2015	11.802286	11.323283	-4.06%	0
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.052403	19.866802	10.05%	0
2019	14.749700	18.052403	22.39%	0
2018	16.141138	14.749700	-8.62%	0
2017	14.042901	16.141138	14.94%	0
2016	13.133459	14.042901	6.92%	0
2015	13.582555	13.133459	-3.31%	0
2014	12.657874	13.582555	7.31%	0
2013	9.408475	12.657874	34.54%	0
2012	8.699807	9.408475	8.15%	0
2011	9.261589	8.699807	-6.07%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.734951	13.492177	-8.43%	0
2019	11.633173	14.734951	26.66%	0
2018	12.489399	11.633173	-6.86%	0
2017	12.116879	12.489399	3.07%	0
2016	11.642006	12.116879	4.08%	0
2015	12.709160	11.642006	-8.40%	0
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.607115	21.292873	14.43%	0
2019	14.645946	18.607115	27.05%	0
2018	15.858815	14.645946	-7.65%	0
2017	13.471620	15.858815	17.72%	0
2016	12.453545	13.471620	8.17%	0
2015	12.705694	12.453545	-1.98%	0
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.888536	8.875194	-0.15%	0
2019	8.794529	8.888536	1.07%	0
2018	8.984956	8.794529	-2.12%	0
2017	9.108717	8.984956	-1.36%	0
2016	9.151961	9.108717	-0.47%	0
2015	9.457573	9.151961	-3.23%	0
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.844855	18.357719	15.86%	0
2019	13.058577	15.844855	21.34%	0
2018	15.172066	13.058577	-13.93%	0
2017	13.683374	15.172066	10.88%	0
2016	11.657735	13.683374	17.38%	0
2015	12.622190	11.657735	-7.64%	0
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.241443	29.987348	55.85%	0
2019	14.481382	19.241443	32.87%	0
2018	16.047608	14.481382	-9.76%	0
2017	12.958738	16.047608	23.84%	0
2016	12.582713	12.958738	2.99%	0
2015	13.003530	12.582713	-3.24%	0
2014	12.911677	13.003530	0.71%	0
2013	9.593417	12.911677	34.59%	0
2012	8.618481	9.593417	11.31%	0
2011	9.288845	8.618481	-7.22%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	35.228598	47.791211	35.66%	0
2019	27.385529	35.228598	28.64%	0
2018	30.188290	27.385529	-9.28%	0
2017	24.956855	30.188290	20.96%	0
2016	24.673325	24.956855	1.15%	0
2015	25.160035	24.673325	-1.93%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.114344	8.151470	0.46%	0
2019	8.059541	8.114344	0.68%	0
2018	8.217693	8.059541	-1.92%	0
2017	8.387695	8.217693	-2.03%	0
2016	8.533457	8.387695	-1.71%	0
2015	8.772210	8.533457	-2.72%	0
2014	8.979433	8.772210	-2.31%	0
2013	9.190931	8.979433	-2.30%	0
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.553775	31.988691	16.10%	0
2019	22.541647	27.553775	22.23%	0
2018	24.629160	22.541647	-8.48%	0
2017	21.415596	24.629160	15.01%	0
2016	20.073685	21.415596	6.68%	0
2015	20.769522	20.073685	-3.35%	0
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.340270	10.588849	2.40%	0
2019	9.326985	10.340270	10.86%	0
2018	10.264923	9.326985	-9.14%	0
2017	9.588635	10.264923	7.05%	0
2016	9.331531	9.588635	2.76%	0
2015	10.091600	9.331531	-7.53%	0
2014	10.120738	10.091600	-0.29%	0
2013*	10.000000	10.120738	1.21%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.710603	10.904430	1.81%	0
2019	9.456795	10.710603	13.26%	0
2018	10.714551	9.456795	-11.74%	0
2017	9.403431	10.714551	13.94%	0
2016	9.209059	9.403431	2.11%	0
2015	10.465750	9.209059	-12.01%	0
2014	10.683918	10.465750	-2.04%	0
2013*	10.000000	10.683918	6.84%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.769135	11.035150	2.47%	0
2019	9.570672	10.769135	12.52%	0
2018	10.670788	9.570672	-10.31%	0
2017	9.671604	10.670788	10.33%	0
2016	9.409644	9.671604	2.78%	0
2015	10.383587	9.409644	-9.38%	0
2014	10.433062	10.383587	-0.47%	0
2013*	10.000000	10.433062	4.33%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.564328	11.069198	4.78%	0
2019	9.736412	10.564328	8.50%	0
2018	10.606624	9.736412	-8.20%	0
2017	9.633593	10.606624	10.10%	0
2016	8.786532	9.633593	9.64%	0
2015	9.964617	8.786532	-11.82%	0
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.966692	11.349324	3.49%	0
2019	9.850829	10.966692	11.33%	0
2018	10.661104	9.850829	-7.60%	0
2017	10.000549	10.661104	6.61%	0
2016	9.096467	10.000549	9.94%	0
2015	9.595086	9.096467	-5.20%	0
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.163271	10.920751	7.45%	0
2019	9.789600	10.163271	3.82%	0
2018	10.511791	9.789600	-6.87%	0
2017	9.775500	10.511791	7.53%	0
2016	9.782613	9.775500	-0.07%	0
2015	10.853564	9.782613	-9.87%	0
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.758456	9.749268	-0.09%	0
2019	9.670462	9.758456	0.91%	0
2018	9.937324	9.670462	-2.69%	0
2017	10.106734	9.937324	-1.68%	0
2016	10.273676	10.106734	-1.62%	0
2015	10.558465	10.273676	-2.70%	0
2014	10.793047	10.558465	-2.17%	0
2013	11.141266	10.793047	-3.13%	0
2012	10.850965	11.141266	2.68%	0
2011	11.062643	10.850965	-1.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.759662	9.679471	-0.82%	0
2019	9.787257	9.759662	-0.28%	0
2018	9.939350	9.787257	-1.53%	0
2017	10.004751	9.939350	-0.65%	0
2016*	10.000000	10.004751	0.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.137783	10.683577	5.38%	0
2019	9.645101	10.137783	5.11%	0
2018	9.998256	9.645101	-3.53%	0
2017	9.822866	9.998256	1.79%	0
2016	9.860673	9.822866	-0.38%	0
2015	10.121201	9.860673	-2.57%	0
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.219850	23.193251	34.69%	0
2019	12.968912	17.219850	32.78%	0
2018	13.047976	12.968912	-0.61%	0
2017	10.264294	13.047976	27.12%	0
2016*	10.000000	10.264294	2.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.447318	17.901991	8.84%	0
2019	13.534201	16.447318	21.52%	0
2018	17.235355	13.534201	-21.47%	0
2017	14.021442	17.235355	22.92%	0
2016	14.802249	14.021442	-5.27%	0
2015	15.223080	14.802249	-2.76%	0
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.357946	33.58%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.535250	12.877896	2.73%	0
2019	9.899589	12.535250	26.62%	0
2018	11.142906	9.899589	-11.16%	0
2017*	10.000000	11.142906	11.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	37.914009	47.590204	25.52%	0
2019	30.355518	37.914009	24.90%	0
2018	31.001854	30.355518	-2.08%	0
2017	25.077071	31.001854	23.63%	0
2016	28.923502	25.077071	-13.30%	0
2015	26.484581	28.923502	9.21%	0
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.142336	5.933312	15.38%	0
2019	4.747719	5.142336	8.31%	0
2018	6.832446	4.747719	-30.51%	0
2017	7.177394	6.832446	-4.81%	0
2016	5.153727	7.177394	39.27%	0
2015	7.997153	5.153727	-35.56%	0
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.285808	6.113455	15.66%	0
2019	4.866100	5.285808	8.63%	0
2018	6.988633	4.866100	-30.37%	0
2017	7.321046	6.988633	-4.54%	0
2016	5.245992	7.321046	39.56%	0
2015	8.118390	5.245992	-35.38%	0
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.677222	10.206781	-4.41%	0
2019*	10.000000	10.677222	6.77%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	29.089002	44.568373	53.21%	0
2019	23.999065	29.089002	21.21%	0
2018	24.400768	23.999065	-1.65%	0
2017	19.964663	24.400768	22.22%	0
2016	19.081089	19.964663	4.63%	0
2015	20.234388	19.081089	-5.70%	0
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.827289	12.036314	1.77%	0
2019	10.575045	11.827289	11.84%	0
2018	11.762646	10.575045	-10.10%	0
2017	10.600727	11.762646	10.96%	0
2016	10.566363	10.600727	0.33%	0
2015	11.030999	10.566363	-4.21%	0
2014	10.907449	11.030999	1.13%	0
2013	10.040753	10.907449	8.63%	0
2012*	10.000000	10.040753	0.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.641768	24.506084	-0.55%	0
2019	20.540727	24.641768	19.97%	0
2018	22.482901	20.540727	-8.64%	0
2017	19.531704	22.482901	15.11%	0
2016	18.117961	19.531704	7.80%	0
2015	18.406096	18.117961	-1.57%	0
2014	17.353374	18.406096	6.07%	0
2013	13.284911	17.353374	30.62%	0
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.583411	8.514346	-0.80%	0
2019	7.572853	8.583411	13.34%	0
2018*	10.000000	7.572853	-24.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.243396	31.247423	0.01%	0
2019	26.849345	31.243396	16.37%	0
2018	32.667224	26.849345	-17.81%	0
2017	29.824665	32.667224	9.53%	0
2016	24.623690	29.824665	21.12%	0
2015	26.904295	24.623690	-8.48%	0
2014	25.445763	26.904295	5.73%	0
2013	19.049435	25.445763	33.58%	0
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.963731	11.657016	6.32%	0
2019	10.373471	10.963731	5.69%	0
2018	11.000653	10.373471	-5.70%	0
2017	10.932674	11.000653	0.62%	0
2016	10.790642	10.932674	1.32%	0
2015	11.400089	10.790642	-5.35%	0
2014	11.371387	11.400089	0.25%	0
2013	12.802726	11.371387	-11.18%	0
2012	12.285449	12.802726	4.21%	0
2011	11.327333	12.285449	8.46%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	23.899931	25.850286	8.16%	0
2019	19.900330	23.899931	20.10%	0
2018	22.098511	19.900330	-9.95%	0
2017	18.926459	22.098511	16.76%	0
2016	17.226222	18.926459	9.87%	0
2015	18.872647	17.226222	-8.72%	0
2014	17.311477	18.872647	9.02%	0
2013	13.165700	17.311477	31.49%	0
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.218585	25.727429	-1.87%	0
2019	20.943242	26.218585	25.19%	0
2018	24.798148	20.943242	-15.55%	0
2017	22.921114	24.798148	8.19%	0
2016	19.243932	22.921114	19.11%	0
2015	20.147199	19.243932	-4.48%	0
2014	17.859368	20.147199	12.81%	0
2013	14.166219	17.859368	26.07%	0
2012	12.559710	14.166219	12.79%	0
2011	13.050752	12.559710	-3.76%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	25.145155	24.605877	-2.14%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	12.827841	13.181743	2.76%	0
2019	11.202830	12.827841	14.51%	0
2018	12.139628	11.202830	-7.72%	0
2017	10.894569	12.139628	11.43%	0
2016	10.463634	10.894569	4.12%	0
2015	10.898499	10.463634	-3.99%	0
2014	10.912402	10.898499	-0.13%	0
2013*	10.000000	10.912402	9.12%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.898473	11.318659	3.86%	0
2019	9.776695	10.898473	11.47%	0
2018	10.375219	9.776695	-5.77%	0
2017	9.983062	10.375219	3.93%	0
2016	9.116984	9.983062	9.50%	0
2015*	10.000000	9.116984	-8.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.845449	10.371313	5.34%	0
2019	9.294527	9.845449	5.93%	0
2018	9.648231	9.294527	-3.67%	0
2017	9.631878	9.648231	0.17%	0
2016	9.685664	9.631878	-0.56%	0
2015*	10.000000	9.685664	-3.14%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.669496	13.739836	0.51%	0
2019	11.050364	13.669496	23.70%	0
2018	12.300494	11.050364	-10.16%	0
2017	10.879182	12.300494	13.06%	0
2016	9.657906	10.879182	12.65%	0
2015*	10.000000	9.657906	-3.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.263360	17.880907	17.15%	0
2019	13.355856	15.263360	14.28%	0
2018	14.892944	13.355856	-10.32%	0
2017	13.494409	14.892944	10.36%	0
2016	13.393793	13.494409	0.75%	0
2015	13.940552	13.393793	-3.92%	0
2014	14.092055	13.940552	-1.08%	0
2013	12.690819	14.092055	11.04%	0
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.102914	12.667385	4.66%	0
2019	10.404919	12.102914	16.32%	0
2018	12.718115	10.404919	-18.19%	0
2017	11.390336	12.718115	11.66%	0
2016	10.186927	11.390336	11.81%	0
2015	10.767559	10.186927	-5.39%	0
2014*	10.000000	10.767559	7.68%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.043520	37.627657	7.37%	0
2019	29.545672	35.043520	18.61%	0
2018	33.451766	29.545672	-11.68%	0
2017	30.662404	33.451766	9.10%	0
2016	25.127037	30.662404	22.03%	0
2015	26.508455	25.127037	-5.21%	0
2014	25.983514	26.508455	2.02%	0
2013	19.026216	25.983514	36.57%	0
2012	16.939286	19.026216	12.32%	0
2011	17.355502	16.939286	-2.40%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	27.787560	31.744860	14.24%	0
2019	21.882756	27.787560	26.98%	0
2018	23.702543	21.882756	-7.68%	0
2017	20.147007	23.702543	17.65%	0
2016	18.626527	20.147007	8.16%	0
2015	19.027495	18.626527	-2.11%	0
2014	17.334281	19.027495	9.77%	0
2013	13.561242	17.334281	27.82%	0
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.107169	30.063666	19.74%	0
2019	19.052724	25.107169	31.78%	0
2018	21.136642	19.052724	-9.86%	0
2017	17.145942	21.136642	23.27%	0
2016	16.412709	17.145942	4.47%	0
2015	17.383398	16.412709	-5.58%	0
2014	16.611629	17.383398	4.65%	0
2013	14.166131	16.611629	17.26%	0
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	18.566981	21.547088	16.05%	0
2019	15.747077	18.566981	17.91%	0
2018	20.107081	15.747077	-21.68%	0
2017	16.656872	20.107081	20.71%	0
2016	14.694584	16.656872	13.35%	0
2015	15.533111	14.694584	-5.40%	0
2014	15.796613	15.533111	-1.67%	0
2013	10.981279	15.796613	43.85%	0
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.633281	10.970459	3.17%	0
2019	9.402817	10.633281	13.09%	0
2018	10.093877	9.402817	-6.85%	0
2017*	10.000000	10.093877	0.94%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.518832	14.733105	-5.06%	0
2019	12.519969	15.518832	23.95%	0
2018	15.535231	12.519969	-19.41%	0
2017	14.322034	15.535231	8.47%	0
2016	11.256764	14.322034	27.23%	0
2015	12.400387	11.256764	-9.22%	0
2014	12.097654	12.400387	2.50%	0
2013*	10.000000	12.097654	20.98%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.072327	9.970616	-1.01%	0
2019	9.692386	10.072327	3.92%	0
2018	9.997226	9.692386	-3.05%	0
2017	9.957492	9.997226	0.40%	0
2016	9.416914	9.957492	5.74%	0
2015	9.800396	9.416914	-3.91%	0
2014*	10.000000	9.800396	-2.00%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.471271	10.234169	-2.26%	0
2019	8.997618	10.471271	16.38%	0
2018*	10.000000	8.997618	-10.02%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.408540	11.942308	4.68%	0
2019	10.767927	11.408540	5.95%	0
2018	11.184705	10.767927	-3.73%	0
2017	11.107259	11.184705	0.70%	0
2016	11.053552	11.107259	0.49%	0
2015	11.439820	11.053552	-3.38%	0
2014	11.387519	11.439820	0.46%	0
2013	11.646268	11.387519	-2.22%	0
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.221793	12.983569	27.02%	0
2019	8.152459	10.221793	25.38%	0
2018*	10.000000	8.152459	-18.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	14.801398	16.123188	8.93%	0
2019	13.176030	14.801398	12.34%	0
2018	14.183304	13.176030	-7.10%	0
2017	12.955232	14.183304	9.48%	0
2016	12.684488	12.955232	2.13%	0
2015	13.139786	12.684488	-3.47%	0
2014	12.992083	13.139786	1.14%	0
2013	11.826278	12.992083	9.86%	0
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.170381	18.003749	11.34%	0
2019	13.898862	16.170381	16.34%	0
2018	15.250759	13.898862	-8.86%	0
2017	13.515218	15.250759	12.84%	0
2016	13.161165	13.515218	2.69%	0
2015	13.623805	13.161165	-3.40%	0
2014	13.421192	13.623805	1.51%	0
2013	11.959212	13.421192	12.22%	0
2012	10.898991	11.959212	9.73%	0
2011	11.370767	10.898991	-4.15%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	17.837787	20.192949	13.20%	0
2019	14.809074	17.837787	20.45%	0
2018	16.598890	14.809074	-10.78%	0
2017	14.169524	16.598890	17.15%	0
2016	13.724251	14.169524	3.24%	0
2015	14.216779	13.724251	-3.46%	0
2014	13.985570	14.216779	1.65%	0
2013	11.869424	13.985570	17.83%	0
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	12.989998	15.396501	18.53%	0
2019	10.784147	12.989998	20.45%	0
2018	11.630368	10.784147	-7.28%	0
2017	10.319630	11.630368	12.70%	0
2016*	10.000000	10.319630	3.20%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.231305	40.738427	26.39%	0
2019	25.298692	32.231305	27.40%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	10.838951	7.059801	-34.87%	0
2019	10.169273	10.838951	6.59%	0
2018	13.930746	10.169273	-27.00%	0
2017	14.762708	13.930746	-5.64%	0
2016	11.392964	14.762708	29.58%	0
2015	14.813759	11.392964	-23.09%	0
2014	17.498528	14.813759	-15.34%	0
2013	14.523467	17.498528	20.48%	0
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.648105	23.395564	3.30%	0
2019	18.359620	22.648105	23.36%	0
2018	20.687230	18.359620	-11.25%	0
2017	18.920603	20.687230	9.34%	0
2016	16.561158	18.920603	14.25%	0
2015	17.819945	16.561158	-7.06%	0
2014	16.926336	17.819945	5.28%	0
2013	13.643821	16.926336	24.06%	0
2012	12.010980	13.643821	13.59%	0
2011	12.294836	12.010980	-2.31%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	13.978998	14.596829	4.42%	0
2019	11.107146	13.978998	25.86%	0
2018	12.605572	11.107146	-11.89%	0
2017	11.137400	12.605572	13.18%	0
2016*	10.000000	11.137400	11.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	31.253302	43.541610	39.32%	0
2019	24.036380	31.253302	30.02%	0
2018	24.878904	24.036380	-3.39%	0
2017	19.012831	24.878904	30.85%	0
2016	19.482035	19.012831	-2.41%	0
2015	18.777733	19.482035	3.75%	0
2014	17.429043	18.777733	7.74%	0
2013	13.204731	17.429043	31.99%	0
2012	11.893924	13.204731	11.02%	0
2011	12.258690	11.893924	-2.98%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.682755	12.377144	5.94%	0
2019	11.003062	11.682755	6.18%	0
2018	11.429354	11.003062	-3.73%	0
2017	11.323729	11.429354	0.93%	0
2016	11.166930	11.323729	1.40%	0
2015	11.605006	11.166930	-3.77%	0
2014	11.321710	11.605006	2.50%	0
2013	11.912207	11.321710	-4.96%	0
2012	11.623822	11.912207	2.48%	0
2011	11.188955	11.623822	3.89%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	36.229546	41.443178	14.39%	0
2019	30.307701	36.229546	19.54%	0
2018	36.648757	30.307701	-17.30%	0
2017	31.325781	36.648757	16.99%	0
2016	28.836995	31.325781	8.63%	0
2015	30.205675	28.836995	-4.53%	0
2014	29.353423	30.205675	2.90%	0
2013	22.260371	29.353423	31.86%	0
2012	20.022757	22.260371	11.18%	0
2011	23.142005	20.022757	-13.48%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.529671	24.098396	11.93%	0
2019	17.399065	21.529671	23.74%	0
2018	21.109812	17.399065	-17.58%	0
2017	16.731778	21.109812	26.17%	0
2016	18.197717	16.731778	-8.06%	0
2015	18.152602	18.197717	0.25%	0
2014	20.396881	18.152602	-11.00%	0
2013	16.145785	20.396881	26.33%	0
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.924593	29.274149	4.83%	0
2019	21.456653	27.924593	30.14%	0
2018	26.803086	21.456653	-19.95%	0
2017	23.189362	26.803086	15.58%	0
2016	21.865012	23.189362	6.06%	0
2015	23.272266	21.865012	-6.05%	0
2014	22.513418	23.272266	3.37%	0
2013	17.818881	22.513418	26.35%	0
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.541296	13.600692	8.45%	0
2019	10.781352	12.541296	16.32%	0
2018	12.297610	10.781352	-12.33%	0
2017	11.314889	12.297610	8.69%	0
2016	10.300201	11.314889	9.85%	0
2015	11.316524	10.300201	-8.98%	0
2014	11.337638	11.316524	-0.19%	0
2013	9.438486	11.337638	20.12%	0
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.742202	14.406496	-2.28%	0
2019	13.088406	14.742202	12.64%	0
2018	14.095210	13.088406	-7.14%	0
2017	13.241486	14.095210	6.45%	0
2016	11.964871	13.241486	10.67%	0
2015	13.264399	11.964871	-9.80%	0
2014	13.064567	13.264399	1.53%	0
2013	11.814492	13.064567	10.58%	0
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	27.867674	31.364762	12.55%	0
2019	22.219486	27.867674	25.42%	0
2018	24.123187	22.219486	-7.89%	0
2017	20.615719	24.123187	17.01%	0
2016	18.304099	20.615719	12.63%	0
2015	19.574626	18.304099	-6.49%	0
2014	18.551380	19.574626	5.52%	0
2013	14.739073	18.551380	25.87%	0
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	31.649760	32.309879	2.09%	0
2019	25.810988	31.649760	22.62%	0
2018	30.531984	25.810988	-15.46%	0
2017	28.429098	30.531984	7.40%	0
2016	22.498648	28.429098	26.36%	0
2015	25.031858	22.498648	-10.12%	0
2014	25.646554	25.031858	-2.40%	0
2013	19.396638	25.646554	32.22%	0
2012	16.883082	19.396638	14.89%	0
2011	18.075008	16.883082	-6.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.253238	12.797871	13.73%	0
2019	9.151968	11.253238	22.96%	0
2018	11.201214	9.151968	-18.29%	0
2017	8.219105	11.201214	36.28%	0
2016	7.210475	8.219105	13.99%	0
2015	9.241562	7.210475	-21.98%	0
2014*	10.000000	9.241562	-7.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	16.760425	16.077530	-4.07%	0
2019	15.347012	16.760425	9.21%	0
2018	18.704849	15.347012	-17.95%	0
2017	16.514782	18.704849	13.26%	0
2016	15.876238	16.514782	4.02%	0
2015	17.495003	15.876238	-9.25%	0
2014	20.285223	17.495003	-13.75%	0
2013	16.997108	20.285223	19.35%	0
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.885695	8.168051	-8.08%	0
2019	8.975135	8.885695	-1.00%	0
2018	9.073678	8.975135	-1.09%	0
2017	9.172084	9.073678	-1.07%	0
2016	9.180326	9.172084	-0.09%	0
2015	9.885005	9.180326	-7.13%	0
2014*	10.000000	9.885005	-1.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.517677	11.637732	1.04%	0
2019	10.602204	11.517677	8.63%	0
2018	11.421582	10.602204	-7.17%	0
2017	10.403616	11.421582	9.78%	0
2016	10.273322	10.403616	1.27%	0
2015	11.239507	10.273322	-8.60%	0
2014	11.141568	11.239507	0.88%	0
2013	10.108721	11.141568	10.22%	0
2012*	10.000000	10.108721	1.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.822268	10.173048	3.57%	0
2019	9.300334	9.822268	5.61%	0
2018*	10.000000	9.300334	-7.00%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.974610	9.353342	4.22%	0
2019	8.805947	8.974610	1.92%	0
2018	9.560283	8.805947	-7.89%	0
2017	9.500936	9.560283	0.62%	0
2016	9.836512	9.500936	-3.41%	0
2015	9.951523	9.836512	-1.16%	0
2014	9.797483	9.951523	1.57%	0
2013*	10.000000	9.797483	-2.03%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.813326	28.683122	37.81%	0
2019	15.719681	20.813326	32.40%	0
2018	16.856179	15.719681	-6.74%	0
2017	13.671716	16.856179	23.29%	0
2016	13.807630	13.671716	-0.98%	0
2015	13.582211	13.807630	1.66%	0
2014	12.938193	13.582211	4.98%	0
2013	9.536248	12.938193	35.67%	0
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.498197	44.98%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.430468	40.078074	23.58%	0
2019	25.420299	32.430468	27.58%	0
2018	30.249347	25.420299	-15.96%	0
2017	22.862094	30.249347	32.31%	0
2016	23.592205	22.862094	-3.09%	0
2015	23.448294	23.592205	0.61%	0
2014	23.674364	23.448294	-0.95%	0
2013	19.208899	23.674364	23.25%	0
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.722334	9.717767	-0.05%	0
2019	9.057190	9.722334	7.34%	0
2018	9.777935	9.057190	-7.37%	0
2017	9.500784	9.777935	2.92%	0
2016	9.211642	9.500784	3.14%	0
2015	9.734259	9.211642	-5.37%	0
2014	9.786328	9.734259	-0.53%	0
2013	10.120970	9.786328	-3.31%	0
2012*	10.000000	10.120970	1.21%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.435058	28.064873	10.34%	0
2019	19.894106	25.435058	27.85%	0
2018	22.308916	19.894106	-10.82%	0
2017	19.706546	22.308916	13.21%	0
2016	18.242661	19.706546	8.02%	0
2015	18.230786	18.242661	0.07%	0
2014	17.015234	18.230786	7.14%	0
2013	13.338624	17.015234	27.56%	0
2012	11.787170	13.338624	13.16%	0
2011	12.183049	11.787170	-3.25%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.668870	15.508749	5.73%	0
2019	12.088150	14.668870	21.35%	0
2018	14.092538	12.088150	-14.22%	0
2017	12.663910	14.092538	11.28%	0
2016	11.530091	12.663910	9.83%	0
2015	12.411962	11.530091	-7.11%	0
2014	12.277384	12.411962	1.10%	0
2013	9.847404	12.277384	24.68%	0
2012*	10.000000	9.847404	-1.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	33.235600	38.588998	16.11%	0
2019	27.150355	33.235600	22.41%	0
2018	31.276982	27.150355	-13.19%	0
2017	28.289602	31.276982	10.56%	0
2016	24.769575	28.289602	14.21%	0
2015	27.178888	24.769575	-8.86%	0
2014	25.081816	27.178888	8.36%	0
2013	18.377890	25.081816	36.48%	0
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.040378	11.794646	17.47%	0
2019	8.085458	10.040378	24.18%	0
2018	10.358002	8.085458	-21.94%	0
2017	8.439871	10.358002	22.73%	0
2016	8.938427	8.439871	-5.58%	0
2015	8.932727	8.938427	0.06%	0
2014*	10.000000	8.932727	-10.67%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.064104	16.648680	10.52%	0
2019	12.746072	15.064104	18.19%	0
2018	13.891372	12.746072	-8.24%	0
2017	12.101051	13.891372	14.79%	0
2016	12.796542	12.101051	-5.43%	0
2015	14.386445	12.796542	-11.05%	0
2014	15.647826	14.386445	-8.06%	0
2013	12.884994	15.647826	21.44%	0
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.316969	12.674156	2.90%	0
2019	11.413780	12.316969	7.91%	0
2018	12.016812	11.413780	-5.02%	0
2017	11.605890	12.016812	3.54%	0
2016	10.291688	11.605890	12.77%	0
2015	11.342421	10.291688	-9.26%	0
2014	11.468726	11.342421	-1.10%	0
2013	10.694397	11.468726	7.24%	0
2012*	10.000000	10.694397	6.94%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.791798	28.620995	44.61%	0
2019	14.784053	19.791798	33.87%	0
2018	15.244992	14.784053	-3.02%	0
2017	12.377724	15.244992	23.16%	0
2016	12.017969	12.377724	2.99%	0
2015	13.143070	12.017969	-8.56%	0
2014	12.554622	13.143070	4.69%	0
2013	9.955542	12.554622	26.11%	0
2012*	10.000000	9.955542	-0.44%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	24.537608	27.154833	10.67%	0
2019	20.677715	24.537608	18.67%	0
2018	21.218318	20.677715	-2.55%	0
2017	18.505269	21.218318	14.66%	0
2016	18.276007	18.505269	1.25%	0
2015	18.754576	18.276007	-2.55%	0
2014	17.853759	18.754576	5.05%	0
2013	15.355457	17.853759	16.27%	0
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.782999	10.467780	7.00%	0
2019	9.224513	9.782999	6.05%	0
2018	9.630363	9.224513	-4.21%	0
2017	9.600387	9.630363	0.31%	0
2016	9.676404	9.600387	-0.79%	0
2015*	10.000000	9.676404	-3.24%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	41.387837	55.847250	34.94%	0
2019	31.161854	41.387837	32.82%	0
2018	31.571992	31.161854	-1.30%	0
2017	25.022584	31.571992	26.17%	0
2016	25.289841	25.022584	-1.06%	0
2015	23.279545	25.289841	8.64%	0
2014	22.114538	23.279545	5.27%	0
2013	17.409360	22.114538	27.03%	0
2012	14.483944	17.409360	20.20%	0
2011	16.036578	14.483944	-9.68%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	29.828705	43.635535	46.29%	0
2019	21.222961	29.828705	40.55%	0
2018	21.674857	21.222961	-2.08%	0
2017	15.409956	21.674857	40.65%	0
2016	13.945272	15.409956	10.50%	0
2015	13.731261	13.945272	1.56%	0
2014	12.939095	13.731261	6.12%	0
2013	9.847132	12.939095	31.40%	0
2012*	10.000000	9.847132	-1.53%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.052915	27.083402	12.60%	0
2019	19.560061	24.052915	22.97%	0
2018	23.753955	19.560061	-17.66%	0
2017	18.709928	23.753955	26.96%	0
2016	20.663215	18.709928	-9.45%	0
2015	23.347460	20.663215	-11.50%	0
2014	27.369824	23.347460	-14.70%	0
2013	24.677254	27.369824	10.91%	0
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.556755	9.156440	-4.19%	0
2019	8.335105	9.556755	14.66%	0
2018	10.547392	8.335105	-20.97%	0
2017	8.501242	10.547392	24.07%	0
2016	7.251857	8.501242	17.23%	0
2015	9.347254	7.251857	-22.42%	0
2014*	10.000000	9.347254	-6.53%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.047227	10.475049	4.26%	0
2019	9.549499	10.047227	5.21%	0
2018	9.943479	9.549499	-3.96%	0
2017	9.863754	9.943479	0.81%	0
2016*	10.000000	9.863754	-1.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.008059	28.270141	41.29%	0
2019	14.592827	20.008059	37.11%	0
2018	15.301899	14.592827	-4.63%	0
2017	12.479398	15.301899	22.62%	0
2016	11.817834	12.479398	5.60%	0
2015	12.444156	11.817834	-5.03%	0
2014	13.861445	12.444156	-10.22%	0
2013	10.113727	13.861445	37.06%	0
2012*	10.000000	10.113727	1.14%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.803137	28.853424	0.17%	0
2019	22.916718	28.803137	25.69%	0
2018	26.346216	22.916718	-13.02%	0
2017	23.131507	26.346216	13.90%	0
2016	20.946927	23.131507	10.43%	0
2015	21.787170	20.946927	-3.86%	0
2014	20.371057	21.787170	6.95%	0
2013	15.479697	20.371057	31.60%	0
2012	13.765075	15.479697	12.46%	0
2011	14.249096	13.765075	-3.40%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.736295	12.034699	12.09%	0
2019*	10.000000	10.736295	7.36%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	18.954136	22.112060	16.66%	0
2019	15.542909	18.954136	21.95%	0
2018	17.743746	15.542909	-12.40%	0
2017	14.415221	17.743746	23.09%	0
2016	14.302679	14.415221	0.79%	0
2015	13.861331	14.302679	3.18%	0
2014	14.122709	13.861331	-1.85%	0
2013	11.401044	14.122709	23.87%	0
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.235121	19.253950	18.59%	0
2019	11.984471	16.235121	35.47%	0
2018	12.280211	11.984471	-2.41%	0
2017	9.876736	12.280211	24.33%	0
2016	9.614445	9.876736	2.73%	0
2015*	10.000000	9.614445	-3.86%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.173874	31.74%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.482937	34.83%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.473524	11.975608	4.38%	0
2019	10.688153	11.473524	7.35%	0
2018	11.116087	10.688153	-3.85%	0
2017	10.815464	11.116087	2.78%	0
2016	10.526423	10.815464	2.75%	0
2015	10.937444	10.526423	-3.76%	0
2014	10.477226	10.937444	4.39%	0
2013	10.858729	10.477226	-3.51%	0
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.395004	20.888489	2.42%	0
2019	18.406686	20.395004	10.80%	0
2018	20.407071	18.406686	-9.80%	0
2017	19.186419	20.407071	6.36%	0
2016	17.876457	19.186419	7.33%	0
2015	18.639044	17.876457	-4.09%	0
2014	18.666144	18.639044	-0.15%	0
2013	21.079532	18.666144	-11.45%	0
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	10.995970	10.518246	-4.34%	0
2019	8.860854	10.995970	24.10%	0
2018	9.913938	8.860854	-10.62%	0
2017	9.075862	9.913938	9.23%	0
2016	8.133517	9.075862	11.59%	0
2015*	10.000000	8.133517	-18.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.814040	20.840474	10.77%	0
2019	15.633680	18.814040	20.34%	0
2018	17.358374	15.633680	-9.94%	0
2017	15.218283	17.358374	14.06%	0
2016	14.125183	15.218283	7.74%	0
2015	15.678374	14.125183	-9.91%	0
2014	16.495563	15.678374	-4.95%	0
2013	12.884051	16.495563	28.03%	0
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.230470	16.431582	46.31%	0
2019	8.711176	11.230470	28.92%	0
2018	10.773600	8.711176	-19.14%	0
2017	8.842060	10.773600	21.84%	0
2016	9.340998	8.842060	-5.34%	0
2015	9.688426	9.340998	-3.59%	0
2014	10.119803	9.688426	-4.26%	0
2013	8.612093	10.119803	17.51%	0
2012	7.682149	8.612093	12.11%	0
2011	8.758166	7.682149	-12.29%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.976042	17.364962	8.69%	0
2019	13.629092	15.976042	17.22%	0
2018	14.781795	13.629092	-7.80%	0
2017	13.152502	14.781795	12.39%	0
2016	12.432264	13.152502	5.79%	0
2015	12.685341	12.432264	-2.00%	0
2014	12.449653	12.685341	1.89%	0
2013	10.405108	12.449653	19.65%	0
2012	9.265823	10.405108	12.30%	0
2011	9.458974	9.265823	-2.04%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.988486	10.586281	5.98%	0
2019	9.443717	9.988486	5.77%	0
2018	9.837977	9.443717	-4.01%	0
2017	9.820757	9.837977	0.18%	0
2016	9.857181	9.820757	-0.37%	0
2015	10.180349	9.857181	-3.17%	0
2014	9.992309	10.180349	1.88%	0
2013	10.568072	9.992309	-5.45%	0
2012	10.374831	10.568072	1.86%	0
2011	10.110563	10.374831	2.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.714289	24.859417	26.10%	0
2019	15.071622	19.714289	30.80%	0
2018	17.148376	15.071622	-12.11%	0
2017	13.490285	17.148376	27.12%	0
2016	13.873198	13.490285	-2.76%	0
2015	13.417042	13.873198	3.40%	0
2014	13.575713	13.417042	-1.17%	0
2013	10.873755	13.575713	24.85%	0
2012	9.177887	10.873755	18.48%	0
2011	10.427119	9.177887	-11.98%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.208366	31.183040	47.03%	0
2019	16.773005	21.208366	26.44%	0
2018	17.400061	16.773005	-3.60%	0
2017	14.027837	17.400061	24.04%	0
2016	13.251869	14.027837	5.86%	0
2015	12.830087	13.251869	3.29%	0
2014	12.233264	12.830087	4.88%	0
2013	9.725228	12.233264	25.79%	0
2012	8.536060	9.725228	13.93%	0
2011	9.227632	8.536060	-7.49%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.166280	18.838670	9.74%	0
2019	14.075289	17.166280	21.96%	0
2018	14.829686	14.075289	-5.09%	0
2017	12.531243	14.829686	18.34%	0
2016	11.622422	12.531243	7.82%	0
2015	11.847007	11.622422	-1.90%	0
2014	11.074460	11.847007	6.98%	0
2013	8.581655	11.074460	29.05%	0
2012	7.554132	8.581655	13.60%	0
2011	7.961278	7.554132	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.760979	12.887331	0.99%	0
2019	12.044491	12.760979	5.95%	0
2018	12.710746	12.044491	-5.24%	0
2017	12.316203	12.710746	3.20%	0
2016	11.679581	12.316203	5.45%	0
2015	12.392843	11.679581	-5.76%	0
2014	12.292154	12.392843	0.82%	0
2013	12.809876	12.292154	-4.04%	0
2012	11.759651	12.809876	8.93%	0
2011	11.479278	11.759651	2.44%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	25.429076	27.159815	6.81%	0
2019	20.308067	25.429076	25.22%	0
2018	20.987212	20.308067	-3.24%	0
2017	17.982501	20.987212	16.71%	0
2016	16.667714	17.982501	7.89%	0
2015	17.061470	16.667714	-2.31%	0
2014	15.722256	17.061470	8.52%	0
2013	12.386188	15.722256	26.93%	0
2012	11.211129	12.386188	10.48%	0
2011	11.507700	11.211129	-2.58%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.248791	25.324119	0.30%	0
2019	20.484159	25.248791	23.26%	0
2018	22.812342	20.484159	-10.21%	0
2017	19.971011	22.812342	14.23%	0
2016	17.500817	19.971011	14.11%	0
2015	19.289789	17.500817	-9.27%	0
2014	18.247352	19.289789	5.71%	0
2013	13.896274	18.247352	31.31%	0
2012	12.117727	13.896274	14.68%	0
2011	12.812008	12.117727	-5.42%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.478576	11.648884	11.17%	0
2019	9.393212	10.478576	11.55%	0
2018	10.576365	9.393212	-11.19%	0
2017	9.200779	10.576365	14.95%	0
2016	9.205812	9.200779	-0.05%	0
2015*	10.000000	9.205812	-7.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	13.943290	15.231538	9.24%	0
2019	11.590027	13.943290	20.30%	0
2018	13.382508	11.590027	-13.39%	0
2017	11.509293	13.382508	16.28%	0
2016	10.942901	11.509293	5.18%	0
2015	11.476885	10.942901	-4.65%	0
2014	11.316874	11.476885	1.41%	0
2013	9.006106	11.316874	25.66%	0
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.513145	13.319596	6.44%	0
2019	11.097891	12.513145	12.75%	0
2018	12.197564	11.097891	-9.02%	0
2017	11.215566	12.197564	8.76%	0
2016	10.890309	11.215566	2.99%	0
2015	11.341528	10.890309	-3.98%	0
2014	11.204757	11.341528	1.22%	0
2013	10.069378	11.204757	11.28%	0
2012	9.342781	10.069378	7.78%	0
2011	9.757394	9.342781	-4.25%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.475833	14.578023	8.18%	0
2019	11.548020	13.475833	16.69%	0
2018	12.958541	11.548020	-10.88%	0
2017	11.528970	12.958541	12.40%	0
2016	11.068045	11.528970	4.16%	0
2015	11.558103	11.068045	-4.24%	0
2014	11.375106	11.558103	1.61%	0
2013	9.666940	11.375106	17.67%	0
2012	8.765587	9.666940	10.28%	0
2011	9.354005	8.765587	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.959282	11.443609	4.42%	0
2019	10.203582	10.959282	7.41%	0
2018	10.796781	10.203582	-5.49%	0
2017	10.458979	10.796781	3.23%	0
2016	10.300826	10.458979	1.54%	0
2015	10.692445	10.300826	-3.66%	0
2014	10.661732	10.692445	0.29%	0
2013	10.469367	10.661732	1.84%	0
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.226769	11.444917	1.94%	0
2019	10.160482	11.226769	10.49%	0
2018	11.260816	10.160482	-9.77%	0
2017	10.109309	11.260816	11.39%	0
2016	9.867414	10.109309	2.45%	0
2015	10.623599	9.867414	-7.12%	0
2014	10.704594	10.623599	-0.76%	0
2013*	10.000000	10.704594	7.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.679422	12.169103	4.19%	0
2019	10.427052	11.679422	12.01%	0
2018	11.563809	10.427052	-9.83%	0
2017	10.114688	11.563809	14.33%	0
2016	9.811722	10.114688	3.09%	0
2015	10.628351	9.811722	-7.68%	0
2014	10.841578	10.628351	-1.97%	0
2013*	10.000000	10.841578	8.42%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.036921	14.004864	7.42%	0
2019	11.370090	13.036921	14.66%	0
2018	12.611474	11.370090	-9.84%	0
2017	11.401017	12.611474	10.62%	0
2016	11.004939	11.401017	3.60%	0
2015	11.461671	11.004939	-3.98%	0
2014	11.293930	11.461671	1.49%	0
2013	9.878328	11.293930	14.33%	0
2012	9.058725	9.878328	9.05%	0
2011	9.556419	9.058725	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.697316	14.923048	8.95%	0
2019	11.546665	13.697316	18.63%	0
2018	13.149408	11.546665	-12.19%	0
2017	11.474472	13.149408	14.60%	0
2016	10.988126	11.474472	4.43%	0
2015	11.495503	10.988126	-4.41%	0
2014	11.328196	11.495503	1.48%	0
2013	9.392250	11.328196	20.61%	0
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.074058	12.778991	5.84%	0
2019	10.884372	12.074058	10.93%	0
2018	11.778165	10.884372	-7.59%	0
2017	11.043415	11.778165	6.65%	0
2016	10.734312	11.043415	2.88%	0
2015	11.179733	10.734312	-3.98%	0
2014	11.067757	11.179733	1.01%	0
2013	10.251953	11.067757	7.96%	0
2012	9.600104	10.251953	6.79%	0
2011	9.918080	9.600104	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.154893	13.428151	2.08%	0
2019	12.050103	13.154893	9.17%	0
2018	14.729680	12.050103	-18.19%	0
2017	12.366502	14.729680	19.11%	0
2016	12.600898	12.366502	-1.86%	0
2015	13.511444	12.600898	-6.74%	0
2014	15.157163	13.511444	-10.86%	0
2013	13.004540	15.157163	16.55%	0
2012	11.207938	13.004540	16.03%	0
2011	13.186917	11.207938	-15.01%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.709511	17.10%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.110424	11.512941	3.62%	0
2019	10.532078	11.110424	5.49%	0
2018	10.929194	10.532078	-3.63%	0
2017	10.808702	10.929194	1.11%	0
2016	10.605481	10.808702	1.92%	0
2015	11.024943	10.605481	-3.80%	0
2014	10.852282	11.024943	1.59%	0
2013	11.425398	10.852282	-5.02%	0
2012	10.953884	11.425398	4.30%	0
2011	10.623168	10.953884	3.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.850341	12.540489	5.82%	0
2019	11.141605	11.850341	6.36%	0
2018	11.651529	11.141605	-4.38%	0
2017	11.568907	11.651529	0.71%	0
2016	11.534783	11.568907	0.30%	0
2015	11.947222	11.534783	-3.45%	0
2014	11.737388	11.947222	1.79%	0
2013	12.347176	11.737388	-4.94%	0
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.325139	10.395546	0.68%	0
2019	9.981588	10.325139	3.44%	0
2018*	10.000000	9.981588	-0.18%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.929354	29.531605	9.66%	0
2019	22.620817	26.929354	19.05%	0
2018	28.311307	22.620817	-20.10%	0
2017	20.654432	28.311307	37.07%	0
2016	19.799635	20.654432	4.32%	0
2015	24.355706	19.799635	-18.71%	0
2014	26.621870	24.355706	-8.51%	0
2013	27.314047	26.621870	-2.53%	0
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	17.812829	18.327221	2.89%	0
2019	15.996208	17.812829	11.36%	0
2018	16.994869	15.996208	-5.88%	0
2017	16.401693	16.994869	3.62%	0
2016	14.803170	16.401693	10.80%	0
2015	15.661598	14.803170	-5.48%	0
2014	15.736333	15.661598	-0.47%	0
2013	15.143627	15.736333	3.91%	0
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.110909	10.409564	2.95%	0
2019	9.803508	10.110909	3.14%	0
2018	10.108014	9.803508	-3.01%	0
2017	10.201765	10.108014	-0.92%	0
2016	10.433628	10.201765	-2.22%	0
2015	10.762511	10.433628	-3.06%	0
2014	10.605093	10.762511	1.48%	0
2013	11.389408	10.605093	-6.89%	0
2012	11.388372	11.389408	0.01%	0
2011	10.939817	11.388372	4.10%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.268904	7.071651	-2.71%	0
2019	7.358760	7.268904	-1.22%	0
2018	7.479673	7.358760	-1.62%	0
2017	7.674058	7.479673	-2.53%	0
2016	7.906071	7.674058	-2.93%	0
2015	8.146390	7.906071	-2.95%	0
2014	8.394012	8.146390	-2.95%	0
2013	8.649160	8.394012	-2.95%	0
2012	8.912792	8.649160	-2.96%	0
2011	9.182953	8.912792	-2.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.622010	9.010696	4.51%	0
2019	7.471037	8.622010	15.41%	0
2018	9.037274	7.471037	-17.33%	0
2017	7.327224	9.037274	23.34%	0
2016	7.501789	7.327224	-2.33%	0
2015	7.987147	7.501789	-6.08%	0
2014	8.289640	7.987147	-3.65%	0
2013	7.265506	8.289640	14.10%	0
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.400661	9.773566	3.97%	0
2019	7.991916	9.400661	17.63%	0
2018	9.591272	7.991916	-16.68%	0
2017	7.940002	9.591272	20.80%	0
2016	8.138116	7.940002	-2.43%	0
2015	8.503677	8.138116	-4.30%	0
2014	9.340190	8.503677	-8.96%	0
2013	7.952945	9.340190	17.44%	0
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.499614	25.729421	9.49%	0
2019	19.569549	23.499614	20.08%	0
2018	22.127342	19.569549	-11.56%	0
2017	19.250102	22.127342	14.95%	0
2016	18.118136	19.250102	6.25%	0
2015	18.857152	18.118136	-3.92%	0
2014	18.507698	18.857152	1.89%	0
2013	14.986536	18.507698	23.50%	0
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.735785	16.708133	6.18%	0
2019	14.057444	15.735785	11.94%	0
2018	15.225584	14.057444	-7.67%	0
2017	14.115794	15.225584	7.86%	0
2016	13.681353	14.115794	3.18%	0
2015	14.121767	13.681353	-3.12%	0
2014	13.913079	14.121767	1.50%	0
2013	12.639219	13.913079	10.08%	0
2012	11.906755	12.639219	6.15%	0
2011	12.160286	11.906755	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.169505	20.765679	8.33%	0
2019	16.468256	19.169505	16.40%	0
2018	18.145951	16.468256	-9.25%	0
2017	16.284337	18.145951	11.43%	0
2016	15.572663	16.284337	4.57%	0
2015	16.131868	15.572663	-3.47%	0
2014	15.798801	16.131868	2.11%	0
2013	13.623093	15.798801	15.97%	0
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.851276	12.274066	3.57%	0
2019	11.148685	11.851276	6.30%	0
2018	11.700489	11.148685	-4.72%	0
2017	11.406900	11.700489	2.57%	0
2016	11.272037	11.406900	1.20%	0
2015	11.584021	11.272037	-2.69%	0
2014	11.489162	11.584021	0.83%	0
2013	11.292751	11.489162	1.74%	0
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.223950	11.389597	1.48%	0
2019	10.234742	11.223950	9.67%	0
2018	11.176400	10.234742	-8.43%	0
2017	10.098213	11.176400	10.68%	0
2016	9.842487	10.098213	2.60%	0
2015	10.481438	9.842487	-6.10%	0
2014	10.541180	10.481438	-0.57%	0
2013*	10.000000	10.541180	5.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.752632	12.127725	3.19%	0
2019	10.507609	11.752632	11.85%	0
2018	11.526748	10.507609	-8.84%	0
2017	10.153658	11.526748	13.52%	0
2016	9.781505	10.153658	3.80%	0
2015	10.493935	9.781505	-6.79%	0
2014	10.628667	10.493935	-1.27%	0
2013*	10.000000	10.628667	6.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.810813	19.073586	7.09%	0
2019	15.586319	17.810813	14.27%	0
2018	17.030190	15.586319	-8.48%	0
2017	15.537732	17.030190	9.61%	0
2016	14.941403	15.537732	3.99%	0
2015	15.447301	14.941403	-3.27%	0
2014	15.132797	15.447301	2.08%	0
2013	13.369620	15.132797	13.19%	0
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.260070	23.176745	9.02%	0
2019	17.981230	21.260070	18.23%	0
2018	20.082799	17.981230	-10.46%	0
2017	17.733598	20.082799	13.25%	0
2016	16.842570	17.733598	5.29%	0
2015	17.482176	16.842570	-3.66%	0
2014	17.162823	17.482176	1.86%	0
2013	14.450604	17.162823	18.77%	0
2012	13.089677	14.450604	10.40%	0
2011	13.779807	13.089677	-5.01%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.758454	15.548136	5.35%	0
2019	13.400238	14.758454	10.14%	0
2018	14.345253	13.400238	-6.59%	0
2017	13.533399	14.345253	6.00%	0
2016	13.191298	13.533399	2.59%	0
2015	13.596456	13.191298	-2.98%	0
2014	13.375809	13.596456	1.65%	0
2013	12.473268	13.375809	7.24%	0
2012	11.896832	12.473268	4.85%	0
2011	12.009887	11.896832	-0.94%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.356244	10.766874	3.97%	0
2019*	10.000000	10.356244	3.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.653672	11.968972	12.35%	0
2019*	10.000000	10.653672	6.54%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.146179	24.140547	26.09%	0
2019	15.149947	19.146179	26.38%	0
2018	16.154469	15.149947	-6.22%	0
2017	12.814858	16.154469	26.06%	0
2016	12.945650	12.814858	-1.01%	0
2015	12.934375	12.945650	0.09%	0
2014	12.099609	12.934375	6.90%	0
2013	9.275219	12.099609	30.45%	0
2012	8.229519	9.275219	12.71%	0
2011	8.762396	8.229519	-6.08%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	11.998556	12.470432	3.93%	0
2019	10.391882	11.998556	15.46%	0
2018	11.252009	10.391882	-7.64%	0
2017	9.861888	11.252009	14.10%	0
2016	9.360678	9.861888	5.35%	0
2015	9.866978	9.360678	-5.13%	0
2014*	10.000000	9.866978	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.806536	14.334693	3.83%	0
2019	11.662420	13.806536	18.38%	0
2018	12.336653	11.662420	-5.47%	0
2017	10.444350	12.336653	18.12%	0
2016	9.778622	10.444350	6.81%	0
2015	10.061663	9.778622	-2.81%	0
2014*	10.000000	10.061663	0.62%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	32.683308	37.596383	15.03%	0
2019	24.521805	32.683308	33.28%	0
2018	25.667036	24.521805	-4.46%	0
2017	20.811275	25.667036	23.33%	0
2016	20.752175	20.811275	0.28%	0
2015	20.399218	20.752175	1.73%	0
2014	19.361491	20.399218	5.36%	0
2013	14.638154	19.361491	32.27%	0
2012	12.737563	14.638154	14.92%	0
2011	13.459779	12.737563	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.213830	24.810766	-1.60%	0
2019	20.507972	25.213830	22.95%	0
2018	23.346054	20.507972	-12.16%	0
2017	22.181857	23.346054	5.25%	0
2016	19.011439	22.181857	16.68%	0
2015	20.500020	19.011439	-7.26%	0
2014	18.701629	20.500020	9.62%	0
2013	14.634636	18.701629	27.79%	0
2012	13.177002	14.634636	11.06%	0
2011	13.511004	13.177002	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.743701	17.44%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.938164	37.256721	9.78%	0
2019	27.830696	33.938164	21.95%	0
2018	32.366551	27.830696	-14.01%	0
2017	28.802487	32.366551	12.37%	0
2016	24.669900	28.802487	16.75%	0
2015	26.080795	24.669900	-5.41%	0
2014	24.559963	26.080795	6.19%	0
2013	19.020236	24.559963	29.13%	0
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.764445	18.002298	-4.06%	0
2019	15.611909	18.764445	20.19%	0
2018	18.526663	15.611909	-15.73%	0
2017	16.767596	18.526663	10.49%	0
2016	14.691025	16.767596	14.13%	0
2015	15.587461	14.691025	-5.75%	0
2014	13.725158	15.587461	13.57%	0
2013	10.423313	13.725158	31.68%	0
2012	9.231865	10.423313	12.91%	0
2011	9.738001	9.231865	-5.20%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.924768	33.990492	36.37%	0
2019	18.970910	24.924768	31.38%	0
2018	21.301380	18.970910	-10.94%	0
2017	17.607199	21.301380	20.98%	0
2016	16.788070	17.607199	4.88%	0
2015	17.207315	16.788070	-2.44%	0
2014	17.291534	17.207315	-0.49%	0
2013	12.376960	17.291534	39.71%	0
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.331158	27.838238	1.86%	0
2019	23.727049	27.331158	15.19%	0
2018	29.505112	23.727049	-19.58%	0
2017	27.952571	29.505112	5.55%	0
2016	22.927058	27.952571	21.92%	0
2015	25.209683	22.927058	-9.05%	0
2014	24.330004	25.209683	3.62%	0
2013	17.903334	24.330004	35.90%	0
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.406096	34.919026	18.75%	0
2019	24.171469	29.406096	21.66%	0
2018	28.578526	24.171469	-15.42%	0
2017	26.011310	28.578526	9.87%	0
2016	21.869378	26.011310	18.94%	0
2015	22.969556	21.869378	-4.79%	0
2014	23.537007	22.969556	-2.41%	0
2013	17.254866	23.537007	36.41%	0
2012	15.430929	17.254866	11.82%	0
2011	16.878617	15.430929	-8.58%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.245424	18.979534	10.06%	0
2019	13.873086	17.245424	24.31%	0
2018	15.051005	13.873086	-7.83%	0
2017	12.429457	15.051005	21.09%	0
2016	11.278626	12.429457	10.20%	0
2015	11.761787	11.278626	-4.11%	0
2014	11.373328	11.761787	3.42%	0
2013	8.164521	11.373328	39.30%	0
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	17.944235	19.737589	9.99%	0
2019	14.668878	17.944235	22.33%	0
2018	16.061018	14.668878	-8.67%	0
2017	13.980369	16.061018	14.88%	0
2016	13.081692	13.980369	6.87%	0
2015	13.535984	13.081692	-3.36%	0
2014	12.620976	13.535984	7.25%	0
2013	9.385881	12.620976	34.47%	0
2012	8.683396	9.385881	8.09%	0
2011	9.248876	8.683396	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.646670	13.404439	-8.48%	0
2019	11.569428	14.646670	26.60%	0
2018	12.427414	11.569428	-6.90%	0
2017	12.062925	12.427414	3.02%	0
2016	11.596120	12.062925	4.03%	0
2015	12.665585	11.596120	-8.44%	0
2014	10.147469	12.665585	24.82%	0
2013	10.181046	10.147469	-0.33%	0
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.543334	21.208962	14.38%	0
2019	14.603262	18.543334	26.98%	0
2018	15.820798	14.603262	-7.70%	0
2017	13.446229	15.820798	17.66%	0
2016	12.436454	13.446229	8.12%	0
2015	12.694796	12.436454	-2.04%	0
2014	11.567863	12.694796	9.74%	0
2013*	10.000000	11.567863	15.68%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.835294	8.817485	-0.20%	0
2019	8.746354	8.835294	1.02%	0
2018	8.940366	8.746354	-2.17%	0
2017	9.068167	8.940366	-1.41%	0
2016	9.115894	9.068167	-0.52%	0
2015	9.425150	9.115894	-3.28%	0
2014	9.663913	9.425150	-2.47%	0
2013	9.947194	9.663913	-2.85%	0
2012	9.901468	9.947194	0.46%	0
2011	10.070888	9.901468	-1.68%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.790547	18.285385	15.80%	0
2019	13.020521	15.790547	21.27%	0
2018	15.135687	13.020521	-13.97%	0
2017	13.657569	15.135687	10.82%	0
2016	11.641720	13.657569	17.32%	0
2015	12.611356	11.641720	-7.69%	0
2014	12.429025	12.611356	1.47%	0
2013*	10.000000	12.429025	24.29%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.126144	29.792313	55.77%	0
2019	14.402032	19.126144	32.80%	0
2018	15.967953	14.402032	-9.81%	0
2017	12.901034	15.967953	23.77%	0
2016	12.533122	12.901034	2.94%	0
2015	12.958962	12.533122	-3.29%	0
2014	12.874062	12.958962	0.66%	0
2013	9.570396	12.874062	34.52%	0
2012	8.602231	9.570396	11.25%	0
2011	9.276101	8.602231	-7.26%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	34.921414	47.350095	35.59%	0
2019	27.160719	34.921414	28.57%	0
2018	29.956010	27.160719	-9.33%	0
2017	24.777554	29.956010	20.90%	0
2016	24.508663	24.777554	1.10%	0
2015	25.005005	24.508663	-1.98%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.044989	8.077630	0.41%	0
2019	7.994775	8.044989	0.63%	0
2018	8.155869	7.994775	-1.98%	0
2017	8.328865	8.155869	-2.08%	0
2016	8.477969	8.328865	-1.76%	0
2015	8.719657	8.477969	-2.77%	0
2014	8.930240	8.719657	-2.36%	0
2013	9.145294	8.930240	-2.35%	0
2012	9.009112	9.145294	1.51%	0
2011	9.255475	9.009112	-2.66%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.318272	31.698941	16.04%	0
2019	22.360490	27.318272	22.17%	0
2018	24.443898	22.360490	-8.52%	0
2017	21.265419	24.443898	14.95%	0
2016	19.943157	21.265419	6.63%	0
2015	20.645091	19.943157	-3.40%	0
2014	19.271817	20.645091	7.13%	0
2013	14.430762	19.271817	33.55%	0
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.304804	10.547094	2.35%	0
2019	9.299788	10.304804	10.81%	0
2018	10.240300	9.299788	-9.18%	0
2017	9.570542	10.240300	7.00%	0
2016	9.318712	9.570542	2.70%	0
2015	10.082933	9.318712	-7.58%	0
2014	10.117255	10.082933	-0.34%	0
2013*	10.000000	10.117255	1.17%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.673844	10.861404	1.76%	0
2019	9.429198	10.673844	13.20%	0
2018	10.688832	9.429198	-11.78%	0
2017	9.385689	10.688832	13.88%	0
2016	9.196397	9.385689	2.06%	0
2015	10.456746	9.196397	-12.05%	0
2014	10.680238	10.456746	-2.09%	0
2013*	10.000000	10.680238	6.80%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.732216	10.991640	2.42%	0
2019	9.542776	10.732216	12.46%	0
2018	10.645192	9.542776	-10.36%	0
2017	9.653360	10.645192	10.27%	0
2016	9.396722	9.653360	2.73%	0
2015	10.374661	9.396722	-9.43%	0
2014	10.429473	10.374661	-0.53%	0
2013*	10.000000	10.429473	4.29%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.522718	11.019905	4.72%	0
2019	9.703053	10.522718	8.45%	0
2018	10.575763	9.703053	-8.25%	0
2017	9.610482	10.575763	10.04%	0
2016	8.769946	9.610482	9.58%	0
2015	9.950938	8.769946	-11.87%	0
2014	10.207013	9.950938	-2.51%	0
2013	10.505798	10.207013	-2.84%	0
2012*	10.000000	10.505798	5.06%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.934704	11.310377	3.44%	0
2019	9.827155	10.934704	11.27%	0
2018	10.640997	9.827155	-7.65%	0
2017	9.986809	10.640997	6.55%	0
2016	9.088642	9.986809	9.88%	0
2015	9.591767	9.088642	-5.25%	0
2014*	10.000000	9.591767	-4.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.107587	10.855319	7.40%	0
2019	9.740977	10.107587	3.76%	0
2018	10.465006	9.740977	-6.92%	0
2017	9.736982	10.465006	7.48%	0
2016	9.749072	9.736982	-0.12%	0
2015	10.821928	9.749072	-9.91%	0
2014	11.117416	10.821928	-2.66%	0
2013	12.260503	11.117416	-9.32%	0
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.705000	9.690869	-0.15%	0
2019	9.622443	9.705000	0.86%	0
2018	9.893095	9.622443	-2.74%	0
2017	10.066914	9.893095	-1.73%	0
2016	10.238454	10.066914	-1.68%	0
2015	10.527685	10.238454	-2.75%	0
2014	10.767126	10.527685	-2.22%	0
2013	11.120229	10.767126	-3.18%	0
2012	10.836072	11.120229	2.62%	0
2011	11.053145	10.836072	-1.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.741209	9.656195	-0.87%	0
2019	9.773786	9.741209	-0.33%	0
2018	9.930804	9.773786	-1.58%	0
2017	10.001287	9.930804	-0.70%	0
2016*	10.000000	10.001287	0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.092627	10.630507	5.33%	0
2019	9.607090	10.092627	5.05%	0
2018	9.964018	9.607090	-3.58%	0
2017	9.794255	9.964018	1.73%	0
2016	9.836998	9.794255	-0.43%	0
2015	10.102101	9.836998	-2.62%	0
2014	9.992725	10.102101	1.09%	0
2013	10.512293	9.992725	-4.94%	0
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.189176	23.140033	34.62%	0
2019	12.952482	17.189176	32.71%	0
2018	13.038211	12.952482	-0.66%	0
2017	10.261869	13.038211	27.05%	0
2016*	10.000000	10.261869	2.62%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.306691	17.739786	8.79%	0
2019	13.425383	16.306691	21.46%	0
2018	17.105644	13.425383	-21.51%	0
2017	13.923061	17.105644	22.86%	0
2016	14.705950	13.923061	-5.32%	0
2015	15.131832	14.705950	-2.81%	0
2014	16.725553	15.131832	-9.53%	0
2013	13.456337	16.725553	24.29%	0
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.353376	33.53%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.518024	12.853590	2.68%	0
2019	9.891077	12.518024	26.56%	0
2018	11.139100	9.891077	-11.20%	0
2017*	10.000000	11.139100	11.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	37.725801	47.329598	25.46%	0
2019	30.220401	37.725801	24.84%	0
2018	30.879852	30.220401	-2.14%	0
2017	24.991214	30.879852	23.56%	0
2016	28.839304	24.991214	-13.34%	0
2015	26.421094	28.839304	9.15%	0
2014	20.745934	26.421094	27.36%	0
2013	14.202079	20.745934	46.08%	0
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.122063	5.906879	15.32%	0
2019	4.731449	5.122063	8.26%	0
2018	6.812556	4.731449	-30.55%	0
2017	7.160185	6.812556	-4.86%	0
2016	5.144003	7.160185	39.19%	0
2015	7.986177	5.144003	-35.59%	0
2014	10.203354	7.986177	-21.73%	0
2013	9.532141	10.203354	7.04%	0
2012*	10.000000	9.532141	-4.68%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.264941	6.086178	15.60%	0
2019	4.849388	5.264941	8.57%	0
2018	6.968241	4.849388	-30.41%	0
2017	7.303440	6.968241	-4.59%	0
2016	5.236070	7.303440	39.48%	0
2015	8.107217	5.236070	-35.41%	0
2014	10.326868	8.107217	-21.49%	0
2013	9.626709	10.326868	7.27%	0
2012*	10.000000	9.626709	-3.73%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.673549	10.198010	-4.46%	0
2019*	10.000000	10.673549	6.74%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	28.863240	44.199732	53.14%	0
2019	23.825070	28.863240	21.15%	0
2018	24.236414	23.825070	-1.70%	0
2017	19.840377	24.236414	22.16%	0
2016	18.972055	19.840377	4.58%	0
2015	20.129125	18.972055	-5.75%	0
2014	21.138132	20.129125	-4.77%	0
2013	14.497759	21.138132	45.80%	0
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.780645	11.982673	1.71%	0
2019	10.538770	11.780645	11.78%	0
2018	11.728377	10.538770	-10.14%	0
2017	10.575273	11.728377	10.90%	0
2016	10.546420	10.575273	0.27%	0
2015	11.015857	10.546420	-4.26%	0
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.430969	24.283921	-0.60%	0
2019	20.375494	24.430969	19.90%	0
2018	22.313605	20.375494	-8.69%	0
2017	19.394594	22.313605	15.05%	0
2016	18.000019	19.394594	7.75%	0
2015	18.295699	18.000019	-1.62%	0
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.576027	8.502638	-0.86%	0
2019	7.570243	8.576027	13.29%	0
2018*	10.000000	7.570243	-24.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	30.976173	30.964191	-0.04%	0
2019	26.633428	30.976173	16.31%	0
2018	32.421343	26.633428	-17.85%	0
2017	29.615395	32.421343	9.47%	0
2016	24.463470	29.615395	21.06%	0
2015	26.743023	24.463470	-8.52%	0
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.868087	11.549377	6.27%	0
2019	10.288279	10.868087	5.64%	0
2018	10.915959	10.288279	-5.75%	0
2017	10.854078	10.915959	0.57%	0
2016	10.718584	10.854078	1.26%	0
2015	11.329801	10.718584	-5.39%	0
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	23.695578	25.616048	8.10%	0
2019	19.740339	23.695578	20.04%	0
2018	21.932209	19.740339	-9.99%	0
2017	18.793676	21.932209	16.70%	0
2016	17.114160	18.793676	9.81%	0
2015	18.759547	17.114160	-8.77%	0
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.021256	25.520645	-1.92%	0
2019	20.796321	26.021256	25.12%	0
2018	24.636957	20.796321	-15.59%	0
2017	22.783822	24.636957	8.13%	0
2016	19.138489	22.783822	19.05%	0
2015	20.047135	19.138489	-4.53%	0
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	24.930331	24.383095	-2.20%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2020	12.783828	13.129745	2.71%	0
2019	11.170149	12.783828	14.45%	0
2018	12.110498	11.170149	-7.76%	0
2017	10.874008	12.110498	11.37%	0
2016	10.449262	10.874008	4.06%	0
2015	10.889141	10.449262	-4.04%	0
2014	10.908640	10.889141	-0.18%	0
2013*	10.000000	10.908640	9.09%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.872293	11.285645	3.80%	0
2019	9.758243	10.872293	11.42%	0
2018	10.361003	9.758243	-5.82%	0
2017	9.974507	10.361003	3.87%	0
2016	9.113850	9.974507	9.44%	0
2015*	10.000000	9.113850	-8.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.821793	10.341072	5.29%	0
2019	9.276979	9.821793	5.87%	0
2018	9.635004	9.276979	-3.72%	0
2017	9.623612	9.635004	0.12%	0
2016	9.682327	9.623612	-0.61%	0
2015*	10.000000	9.682327	-3.18%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.636667	13.699773	0.46%	0
2019	11.029510	13.636667	23.64%	0
2018	12.283651	11.029510	-10.21%	0
2017	10.869859	12.283651	13.01%	0
2016	9.654582	10.869859	12.59%	0
2015*	10.000000	9.654582	-3.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.179733	17.773781	17.09%	0
2019	13.289526	15.179733	14.22%	0
2018	14.826662	13.289526	-10.37%	0
2017	13.441247	14.826662	10.31%	0
2016	13.347878	13.441247	0.70%	0
2015	13.899916	13.347878	-3.97%	0
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.067629	12.623951	4.61%	0
2019	10.379929	12.067629	16.26%	0
2018	12.694140	10.379929	-18.23%	0
2017	11.374704	12.694140	11.60%	0
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.743775	37.286598	7.32%	0
2019	29.308044	34.743775	18.55%	0
2018	33.199929	29.308044	-11.72%	0
2017	30.447205	33.199929	9.04%	0
2016	24.963517	30.447205	21.97%	0
2015	26.349524	24.963517	-5.26%	0
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	27.549889	31.457138	14.18%	0
2019	21.706760	27.549889	26.92%	0
2018	23.524106	21.706760	-7.73%	0
2017	20.005610	23.524106	17.59%	0
2016	18.505301	20.005610	8.11%	0
2015	18.913405	18.505301	-2.16%	0
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	24.892454	29.791201	19.68%	0
2019	18.899521	24.892454	31.71%	0
2018	20.977555	18.899521	-9.91%	0
2017	17.025622	20.977555	23.21%	0
2016	16.305912	17.025622	4.41%	0
2015	17.279187	16.305912	-5.63%	0
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	18.408193	21.351798	15.99%	0
2019	15.620452	18.408193	17.85%	0
2018	19.955743	15.620452	-21.72%	0
2017	16.540000	19.955743	20.65%	0
2016	14.598979	16.540000	13.30%	0
2015	15.439996	14.598979	-5.45%	0
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.618655	10.949696	3.12%	0
2019	9.394725	10.618655	13.03%	0
2018	10.090420	9.394725	-6.89%	0
2017*	10.000000	10.090420	0.90%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.465603	14.675007	-5.11%	0
2019	12.483451	15.465603	23.89%	0
2018	15.497959	12.483451	-19.45%	0
2017	14.295017	15.497959	8.42%	0
2016	11.241296	14.295017	27.17%	0
2015	12.389729	11.241296	-9.27%	0
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.042928	9.936392	-1.06%	0
2019	9.669083	10.042928	3.87%	0
2018	9.978363	9.669083	-3.10%	0
2017	9.943812	9.978363	0.35%	0
2016	9.408806	9.943812	5.69%	0
2015	9.797012	9.408806	-3.96%	0
2014*	10.000000	9.797012	-2.03%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.463865	10.221653	-2.31%	0
2019	8.995885	10.463865	16.32%	0
2018*	10.000000	8.995885	-10.04%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.310949	11.834043	4.62%	0
2019	10.681326	11.310949	5.89%	0
2018	11.100499	10.681326	-3.78%	0
2017	11.029305	11.100499	0.65%	0
2016	10.981611	11.029305	0.43%	0
2015	11.371231	10.981611	-3.43%	0
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.213006	12.965727	26.95%	0
2019	8.149643	10.213006	25.32%	0
2018*	10.000000	8.149643	-18.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	14.689945	15.993540	8.87%	0
2019	13.083552	14.689945	12.28%	0
2018	14.091046	13.083552	-7.15%	0
2017	12.877585	14.091046	9.42%	0
2016	12.614943	12.877585	2.08%	0
2015	13.074475	12.614943	-3.51%	0
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.048630	17.859004	11.28%	0
2019	13.801324	16.048630	16.28%	0
2018	15.151593	13.801324	-8.91%	0
2017	13.434229	15.151593	12.78%	0
2016	13.089013	13.434229	2.64%	0
2015	13.556107	13.089013	-3.45%	0
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	17.703501	20.030613	13.14%	0
2019	14.705161	17.703501	20.39%	0
2018	16.490968	14.705161	-10.83%	0
2017	14.084633	16.490968	17.08%	0
2016	13.649033	14.084633	3.19%	0
2015	14.146156	13.649033	-3.51%	0
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	12.965507	15.359550	18.46%	0
2019	10.769354	12.965507	20.39%	0
2018	11.620438	10.769354	-7.32%	0
2017	10.316113	11.620438	12.64%	0
2016*	10.000000	10.316113	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	31.955738	40.369338	26.33%	0
2019	25.095315	31.955738	27.34%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	10.757317	7.003003	-34.90%	0
2019	10.097877	10.757317	6.53%	0
2018	13.840122	10.097877	-27.04%	0
2017	14.674224	13.840122	-5.68%	0
2016	11.330498	14.674224	29.51%	0
2015	14.740147	11.330498	-23.13%	0
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.454422	23.183532	3.25%	0
2019	18.211995	22.454422	23.29%	0
2018	20.531524	18.211995	-11.30%	0
2017	18.787838	20.531524	9.28%	0
2016	16.453406	18.787838	14.19%	0
2015	17.713127	16.453406	-7.11%	0
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	13.952632	14.561810	4.37%	0
2019	11.091903	13.952632	25.79%	0
2018	12.594808	11.091903	-11.93%	0
2017	11.133609	12.594808	13.12%	0
2016*	10.000000	11.133609	11.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	30.986103	43.147145	39.25%	0
2019	23.843156	30.986103	29.96%	0
2018	24.691700	23.843156	-3.44%	0
2017	18.879449	24.691700	30.79%	0
2016	19.355306	18.879449	-2.46%	0
2015	18.665200	19.355306	3.70%	0
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.582794	12.264927	5.89%	0
2019	10.914538	11.582794	6.12%	0
2018	11.343281	10.914538	-3.78%	0
2017	11.244239	11.343281	0.88%	0
2016	11.094237	11.244239	1.35%	0
2015	11.535407	11.094237	-3.82%	0
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	35.919675	41.067550	14.33%	0
2019	30.063968	35.919675	19.48%	0
2018	36.372885	30.063968	-17.35%	0
2017	31.105941	36.372885	16.93%	0
2016	28.649336	31.105941	8.57%	0
2015	30.024590	28.649336	-4.58%	0
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.345494	23.879946	11.87%	0
2019	17.259112	21.345494	23.68%	0
2018	20.950885	17.259112	-17.62%	0
2017	16.614340	20.950885	26.10%	0
2016	18.079288	16.614340	-8.10%	0
2015	18.043771	18.079288	0.20%	0
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.685827	29.008878	4.78%	0
2019	21.284145	27.685827	30.08%	0
2018	26.601391	21.284145	-19.99%	0
2017	23.026681	26.601391	15.52%	0
2016	21.722777	23.026681	6.00%	0
2015	23.132807	21.722777	-6.10%	0
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.466111	13.512192	8.39%	0
2019	10.722246	12.466111	16.26%	0
2018	12.236534	10.722246	-12.38%	0
2017	11.264483	12.236534	8.63%	0
2016	10.259580	11.264483	9.79%	0
2015	11.277708	10.259580	-9.03%	0
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.638773	14.298057	-2.33%	0
2019	13.003268	14.638773	12.58%	0
2018	14.010782	13.003268	-7.19%	0
2017	13.168938	14.010782	6.39%	0
2016	11.905436	13.168938	10.61%	0
2015	13.205310	11.905436	-9.84%	0
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	27.629389	31.080562	12.49%	0
2019	22.040843	27.629389	25.36%	0
2018	23.941645	22.040843	-7.94%	0
2017	20.471090	23.941645	16.95%	0
2016	18.185028	20.471090	12.57%	0
2015	19.457307	18.185028	-6.54%	0
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	31.379008	32.016966	2.03%	0
2019	25.603374	31.379008	22.56%	0
2018	30.302105	25.603374	-15.51%	0
2017	28.229541	30.302105	7.34%	0
2016	22.352190	28.229541	26.29%	0
2015	24.881733	22.352190	-10.17%	0
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.220414	12.753965	13.67%	0
2019	9.129964	11.220414	22.90%	0
2018	11.180075	9.129964	-18.34%	0
2017	8.207812	11.180075	36.21%	0
2016	7.204261	8.207812	13.93%	0
2015	9.238363	7.204261	-22.02%	0
2014*	10.000000	9.238363	-7.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	16.617023	15.931749	-4.12%	0
2019	15.223554	16.617023	9.15%	0
2018	18.564006	15.223554	-17.99%	0
2017	16.398846	18.564006	13.20%	0
2016	15.772897	16.398846	3.97%	0
2015	17.390097	15.772897	-9.30%	0
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.859739	8.140008	-8.12%	0
2019	8.953536	8.859739	-1.05%	0
2018	9.056545	8.953536	-1.14%	0
2017	9.159477	9.056545	-1.12%	0
2016	9.172427	9.159477	-0.14%	0
2015	9.881585	9.172427	-7.18%	0
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.472299	11.585911	0.99%	0
2019	10.565872	11.472299	8.58%	0
2018	11.388334	10.565872	-7.22%	0
2017	10.378651	11.388334	9.73%	0
2016	10.253929	10.378651	1.22%	0
2015	11.224072	10.253929	-8.64%	0
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.813820	10.159073	3.52%	0
2019	9.297124	9.813820	5.56%	0
2018*	10.000000	9.297124	-7.03%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.943839	9.316476	4.17%	0
2019	8.780274	8.943839	1.86%	0
2018	9.537354	8.780274	-7.94%	0
2017	9.483018	9.537354	0.57%	0
2016	9.823000	9.483018	-3.46%	0
2015	9.942975	9.823000	-1.21%	0
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.731149	28.555164	37.74%	0
2019	15.665687	20.731149	32.33%	0
2018	16.806982	15.665687	-6.79%	0
2017	13.638818	16.806982	23.23%	0
2016	13.781491	13.638818	-1.04%	0
2015	13.563480	13.781491	1.61%	0
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.493203	44.93%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	32.153060	39.714777	23.52%	0
2019	25.215844	32.153060	27.51%	0
2018	30.021622	25.215844	-16.01%	0
2017	22.701636	30.021622	32.24%	0
2016	23.438674	22.701636	-3.14%	0
2015	23.307716	23.438674	0.56%	0
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.686438	9.676909	-0.10%	0
2019	9.028397	9.686438	7.29%	0
2018	9.751897	9.028397	-7.42%	0
2017	9.480346	9.751897	2.86%	0
2016	9.196558	9.480346	3.09%	0
2015	9.723338	9.196558	-5.42%	0
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.217538	27.810537	10.28%	0
2019	19.734135	25.217538	27.79%	0
2018	22.141008	19.734135	-10.87%	0
2017	19.568266	22.141008	13.15%	0
2016	18.123964	19.568266	7.97%	0
2015	18.121509	18.123964	0.01%	0
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.611026	15.439625	5.67%	0
2019	12.046695	14.611026	21.29%	0
2018	14.051481	12.046695	-14.27%	0
2017	12.633512	14.051481	11.22%	0
2016	11.508327	12.633512	9.78%	0
2015	12.394919	11.508327	-7.15%	0
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	32.951296	38.239196	16.05%	0
2019	26.931963	32.951296	22.35%	0
2018	31.041489	26.931963	-13.24%	0
2017	28.091023	31.041489	10.50%	0
2016	24.608346	28.091023	14.15%	0
2015	27.015914	24.608346	-8.91%	0
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.011094	11.754187	17.41%	0
2019	8.066040	10.011094	24.11%	0
2018	10.338483	8.066040	-21.98%	0
2017	8.428295	10.338483	22.66%	0
2016	8.930750	8.428295	-5.63%	0
2015	8.929655	8.930750	0.01%	0
2014*	10.000000	8.929655	-10.70%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.981495	16.548845	10.46%	0
2019	12.682710	14.981495	18.13%	0
2018	13.829484	12.682710	-8.29%	0
2017	12.053324	13.829484	14.74%	0
2016	12.752624	12.053324	-5.48%	0
2015	14.344475	12.752624	-11.10%	0
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.268411	12.617690	2.85%	0
2019	11.374647	12.268411	7.86%	0
2018	11.981817	11.374647	-5.07%	0
2017	11.578038	11.981817	3.49%	0
2016	10.272252	11.578038	12.71%	0
2015	11.326832	10.272252	-9.31%	0
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.713790	28.493513	44.54%	0
2019	14.733372	19.713790	33.80%	0
2018	15.200604	14.733372	-3.07%	0
2017	12.348010	15.200604	23.10%	0
2016	11.995274	12.348010	2.94%	0
2015	13.125019	11.995274	-8.61%	0
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	24.327703	26.908667	10.61%	0
2019	20.511395	24.327703	18.61%	0
2018	21.058560	20.511395	-2.60%	0
2017	18.375370	21.058560	14.60%	0
2016	18.157042	18.375370	1.20%	0
2015	18.642116	18.157042	-2.60%	0
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.759477	10.437225	6.94%	0
2019	9.207089	9.759477	6.00%	0
2018	9.617165	9.207089	-4.26%	0
2017	9.592149	9.617165	0.26%	0
2016	9.673075	9.592149	-0.84%	0
2015*	10.000000	9.673075	-3.27%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	41.033961	55.341248	34.87%	0
2019	30.911340	41.033961	32.75%	0
2018	31.334421	30.911340	-1.35%	0
2017	24.847044	31.334421	26.11%	0
2016	25.125338	24.847044	-1.11%	0
2015	23.140039	25.125338	8.58%	0
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	29.710952	43.440900	46.21%	0
2019	21.150075	29.710952	40.48%	0
2018	21.611617	21.150075	-2.14%	0
2017	15.372882	21.611617	40.58%	0
2016	13.918869	15.372882	10.45%	0
2015	13.712332	13.918869	1.51%	0
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	23.847083	26.837787	12.54%	0
2019	19.402669	23.847083	22.91%	0
2018	23.575053	19.402669	-17.70%	0
2017	18.578557	23.575053	26.89%	0
2016	20.528691	18.578557	-9.50%	0
2015	23.207427	20.528691	-11.54%	0
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.528889	9.125034	-4.24%	0
2019	8.315081	9.528889	14.60%	0
2018	10.527500	8.315081	-21.02%	0
2017	8.489563	10.527500	24.01%	0
2016	7.245609	8.489563	17.17%	0
2015	9.344028	7.245609	-22.46%	0
2014*	10.000000	9.344028	-6.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.028274	10.449909	4.20%	0
2019	9.536393	10.028274	5.16%	0
2018	9.934980	9.536393	-4.01%	0
2017	9.860384	9.934980	0.76%	0
2016*	10.000000	9.860384	-1.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	19.929175	28.144206	41.22%	0
2019	14.542780	19.929175	37.04%	0
2018	15.257322	14.542780	-4.68%	0
2017	12.449438	15.257322	22.55%	0
2016	11.795518	12.449438	5.54%	0
2015	12.427060	11.795518	-5.08%	0
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.556682	28.591776	0.12%	0
2019	22.732344	28.556682	25.62%	0
2018	26.147814	22.732344	-13.06%	0
2017	22.969112	26.147814	13.84%	0
2016	20.810563	22.969112	10.37%	0
2015	21.656497	20.810563	-3.91%	0
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.732592	12.024351	12.04%	0
2019*	10.000000	10.732592	7.33%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	18.860010	21.990933	16.60%	0
2019	15.473693	18.860010	21.88%	0
2018	17.673900	15.473693	-12.45%	0
2017	14.365853	17.673900	23.03%	0
2016	14.261028	14.365853	0.74%	0
2015	13.828085	14.261028	3.13%	0
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.195309	19.196841	18.53%	0
2019	11.961246	16.195309	35.40%	0
2018	12.262764	11.961246	-2.46%	0
2017	9.867777	12.262764	24.27%	0
2016	9.610658	9.867777	2.68%	0
2015*	10.000000	9.610658	-3.89%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.169361	31.69%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.478327	34.78%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.375355	11.867032	4.32%	0
2019	10.602162	11.375355	7.29%	0
2018	11.032367	10.602162	-3.90%	0
2017	10.739534	11.032367	2.73%	0
2016	10.457899	10.739534	2.69%	0
2015	10.871845	10.457899	-3.81%	0
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.217138	20.695653	2.37%	0
2019	18.255567	20.217138	10.75%	0
2018	20.250022	18.255567	-9.85%	0
2017	19.048541	20.250022	6.31%	0
2016	17.757108	19.048541	7.27%	0
2015	18.524154	17.757108	-4.14%	0
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	10.969539	10.487546	-4.39%	0
2019	8.844115	10.969539	24.03%	0
2018	9.900343	8.844115	-10.67%	0
2017	9.068082	9.900343	9.18%	0
2016	8.130708	9.068082	11.53%	0
2015*	10.000000	8.130708	-18.69%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.725395	20.731609	10.71%	0
2019	15.568035	18.725395	20.28%	0
2018	17.294458	15.568035	-9.98%	0
2017	15.170043	17.294458	14.00%	0
2016	14.087645	15.170043	7.68%	0
2015	15.644768	14.087645	-9.95%	0
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.163144	16.324659	46.24%	0
2019	8.663421	11.163144	28.85%	0
2018	10.720097	8.663421	-19.19%	0
2017	8.802670	10.720097	21.78%	0
2016	9.304155	8.802670	-5.39%	0
2015	9.655193	9.304155	-3.64%	0
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.863808	17.234104	8.64%	0
2019	13.540331	15.863808	17.16%	0
2018	14.693144	13.540331	-7.85%	0
2017	13.080339	14.693144	12.33%	0
2016	12.370416	13.080339	5.74%	0
2015	12.628742	12.370416	-2.05%	0
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.918378	10.506559	5.93%	0
2019	9.382270	9.918378	5.71%	0
2018	9.779028	9.382270	-4.06%	0
2017	9.766930	9.779028	0.12%	0
2016	9.808193	9.766930	-0.42%	0
2015	10.134970	9.808193	-3.22%	0
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.575915	24.672215	26.03%	0
2019	14.973547	19.575915	30.74%	0
2018	17.045623	14.973547	-12.16%	0
2017	13.416343	17.045623	27.05%	0
2016	13.804244	13.416343	-2.81%	0
2015	13.357236	13.804244	3.35%	0
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.059634	30.948418	46.96%	0
2019	16.663968	21.059634	26.38%	0
2018	17.295911	16.663968	-3.65%	0
2017	13.951028	17.295911	23.98%	0
2016	13.186067	13.951028	5.80%	0
2015	12.772956	13.186067	3.23%	0
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.054572	18.706441	9.69%	0
2019	13.990903	17.054572	21.90%	0
2018	14.748421	13.990903	-5.14%	0
2017	12.468972	14.748421	18.28%	0
2016	11.570593	12.468972	7.76%	0
2015	11.800261	11.570593	-1.95%	0
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.651890	12.770591	0.94%	0
2019	11.947678	12.651890	5.89%	0
2018	12.615122	11.947678	-5.29%	0
2017	12.229822	12.615122	3.15%	0
2016	11.603617	12.229822	5.40%	0
2015	12.318596	11.603617	-5.80%	0
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	25.211594	26.913666	6.75%	0
2019	20.144756	25.211594	25.15%	0
2018	20.829241	20.144756	-3.29%	0
2017	17.856320	20.829241	16.65%	0
2016	16.559267	17.856320	7.83%	0
2015	16.959208	16.559267	-2.36%	0
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.032870	25.094623	0.25%	0
2019	20.319450	25.032870	23.20%	0
2018	22.640643	20.319450	-10.25%	0
2017	19.830888	22.640643	14.17%	0
2016	17.386950	19.830888	14.06%	0
2015	19.174170	17.386950	-9.32%	0
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.454484	11.616115	11.11%	0
2019	9.376453	10.454484	11.50%	0
2018	10.562963	9.376453	-11.23%	0
2017	9.193837	10.562963	14.89%	0
2016	9.203593	9.193837	-0.11%	0
2015*	10.000000	9.203593	-7.96%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	13.859715	15.132434	9.18%	0
2019	11.526512	13.859715	20.24%	0
2018	13.316070	11.526512	-13.44%	0
2017	11.458032	13.316070	16.22%	0
2016	10.899773	11.458032	5.12%	0
2015	11.437545	10.899773	-4.70%	0
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.438128	13.232914	6.39%	0
2019	11.037053	12.438128	12.69%	0
2018	12.136988	11.037053	-9.06%	0
2017	11.165600	12.136988	8.70%	0
2016	10.847365	11.165600	2.93%	0
2015	11.302639	10.847365	-4.03%	0
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.395027	14.483142	8.12%	0
2019	11.484686	13.395027	16.63%	0
2018	12.894160	11.484686	-10.93%	0
2017	11.477596	12.894160	12.34%	0
2016	11.024385	11.477596	4.11%	0
2015	11.518452	11.024385	-4.29%	0
2014	11.341922	11.518452	1.56%	0
2013	9.643708	11.341922	17.61%	0
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.893581	11.369143	4.37%	0
2019	10.147640	10.893581	7.35%	0
2018	10.743152	10.147640	-5.54%	0
2017	10.412393	10.743152	3.18%	0
2016	10.260214	10.412393	1.48%	0
2015	10.655766	10.260214	-3.71%	0
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.188259	11.399785	1.89%	0
2019	10.130836	11.188259	10.44%	0
2018	11.233764	10.130836	-9.82%	0
2017	10.090214	11.233764	11.33%	0
2016	9.853848	10.090214	2.40%	0
2015	10.614463	9.853848	-7.17%	0
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.639344	12.121101	4.14%	0
2019	10.396623	11.639344	11.95%	0
2018	11.536047	10.396623	-9.88%	0
2017	10.095587	11.536047	14.27%	0
2016	9.798220	10.095587	3.03%	0
2015	10.619213	9.798220	-7.73%	0
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	12.958750	13.913716	7.37%	0
2019	11.307739	12.958750	14.60%	0
2018	12.548820	11.307739	-9.89%	0
2017	11.350194	12.548820	10.56%	0
2016	10.961519	11.350194	3.55%	0
2015	11.422324	10.961519	-4.03%	0
2014	11.260973	11.422324	1.43%	0
2013	9.854584	11.260973	14.27%	0
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.615137	14.825875	8.89%	0
2019	11.483301	13.615137	18.56%	0
2018	13.084037	11.483301	-12.23%	0
2017	11.423298	13.084037	14.54%	0
2016	10.944742	11.423298	4.37%	0
2015	11.456032	10.944742	-4.46%	0
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.001687	12.695859	5.78%	0
2019	10.824713	12.001687	10.87%	0
2018	11.719684	10.824713	-7.64%	0
2017	10.994220	11.719684	6.60%	0
2016	10.692001	10.994220	2.83%	0
2015	11.141411	10.692001	-4.03%	0
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.082732	13.347613	2.02%	0
2019	11.990188	13.082732	9.11%	0
2018	14.664033	11.990188	-18.23%	0
2017	12.317704	14.664033	19.05%	0
2016	12.557627	12.317704	-1.91%	0
2015	13.471998	12.557627	-6.79%	0
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.708262	17.08%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.043821	11.438027	3.57%	0
2019	10.474340	11.043821	5.44%	0
2018	10.874923	10.474340	-3.68%	0
2017	10.760560	10.874923	1.06%	0
2016	10.563674	10.760560	1.86%	0
2015	10.987144	10.563674	-3.85%	0
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.779325	12.458923	5.77%	0
2019	11.080557	11.779325	6.31%	0
2018	11.593693	11.080557	-4.43%	0
2017	11.517390	11.593693	0.66%	0
2016	11.489320	11.517390	0.24%	0
2015	11.906262	11.489320	-3.50%	0
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.316267	10.381263	0.63%	0
2019	9.978148	10.316267	3.39%	0
2018*	10.000000	9.978148	-0.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.699000	29.263895	9.61%	0
2019	22.438872	26.699000	18.99%	0
2018	28.098166	22.438872	-20.14%	0
2017	20.509463	28.098166	37.00%	0
2016	19.670779	20.509463	4.26%	0
2015	24.209687	19.670779	-18.75%	0
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	17.660443	18.161070	2.83%	0
2019	15.867537	17.660443	11.30%	0
2018	16.866906	15.867537	-5.93%	0
2017	16.286559	16.866906	3.56%	0
2016	14.706813	16.286559	10.74%	0
2015	15.567676	14.706813	-5.53%	0
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.024474	10.315258	2.90%	0
2019	9.724707	10.024474	3.08%	0
2018	10.031963	9.724707	-3.06%	0
2017	10.130215	10.031963	-0.97%	0
2016	10.365761	10.130215	-2.27%	0
2015	10.698015	10.365761	-3.11%	0
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.205826	7.006669	-2.76%	0
2019	7.298676	7.205826	-1.27%	0
2018	7.422439	7.298676	-1.67%	0
2017	7.619246	7.422439	-2.58%	0
2016	7.853632	7.619246	-2.98%	0
2015	8.096524	7.853632	-3.00%	0
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.570301	8.952039	4.45%	0
2019	7.430060	8.570301	15.35%	0
2018	8.992372	7.430060	-17.37%	0
2017	7.294563	8.992372	23.27%	0
2016	7.472191	7.294563	-2.38%	0
2015	7.959735	7.472191	-6.13%	0
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.334657	9.699948	3.91%	0
2019	7.939886	9.334657	17.57%	0
2018	9.533782	7.939886	-16.72%	0
2017	7.896468	9.533782	20.73%	0
2016	8.097650	7.896468	-2.48%	0
2015	8.465762	8.097650	-4.35%	0
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.298663	25.496256	9.43%	0
2019	19.412203	23.298663	20.02%	0
2018	21.960816	19.412203	-11.61%	0
2017	19.115038	21.960816	14.89%	0
2016	18.000254	19.115038	6.19%	0
2015	18.744126	18.000254	-3.97%	0
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	0
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.649561	16.608017	6.12%	0
2019	13.987622	15.649561	11.88%	0
2018	15.157811	13.987622	-7.72%	0
2017	14.060182	15.157811	7.81%	0
2016	13.634458	14.060182	3.12%	0
2015	14.080622	13.634458	-3.17%	0
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.064439	20.641235	8.27%	0
2019	16.386426	19.064439	16.34%	0
2018	18.065146	16.386426	-9.29%	0
2017	16.220148	18.065146	11.37%	0
2016	15.519254	16.220148	4.52%	0
2015	16.084825	15.519254	-3.52%	0
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.749947	12.162853	3.51%	0
2019	11.059060	11.749947	6.25%	0
2018	11.612441	11.059060	-4.77%	0
2017	11.326889	11.612441	2.52%	0
2016	11.198730	11.326889	1.14%	0
2015	11.514615	11.198730	-2.74%	0
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.185416	11.344651	1.42%	0
2019	10.204864	11.185416	9.61%	0
2018	11.149564	10.204864	-8.47%	0
2017	10.079135	11.149564	10.62%	0
2016	9.828945	10.079135	2.55%	0
2015	10.472416	9.828945	-6.14%	0
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.712324	12.079900	3.14%	0
2019	10.476965	11.712324	11.79%	0
2018	11.499087	10.476965	-8.89%	0
2017	10.134492	11.499087	13.46%	0
2016	9.768066	10.134492	3.75%	0
2015	10.484909	9.768066	-6.84%	0
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.658448	18.900683	7.03%	0
2019	15.460951	17.658448	14.21%	0
2018	16.901961	15.460951	-8.53%	0
2017	15.428657	16.901961	9.55%	0
2016	14.844135	15.428657	3.94%	0
2015	15.354651	14.844135	-3.32%	0
2014	15.049793	15.354651	2.03%	0
2013	13.303145	15.049793	13.13%	0
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.078225	22.966678	8.96%	0
2019	17.836617	21.078225	18.17%	0
2018	19.931621	17.836617	-10.51%	0
2017	17.609138	19.931621	13.19%	0
2016	16.732960	17.609138	5.24%	0
2015	17.377351	16.732960	-3.71%	0
2014	17.068709	17.377351	1.81%	0
2013	14.378780	17.068709	18.71%	0
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.632241	15.407225	5.30%	0
2019	13.292484	14.632241	10.08%	0
2018	14.237279	13.292484	-6.64%	0
2017	13.438440	14.237279	5.94%	0
2016	13.105467	13.438440	2.54%	0
2015	13.514950	13.105467	-3.03%	0
2014	13.302470	13.514950	1.60%	0
2013	12.411272	13.302470	7.18%	0
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.352672	10.757611	3.91%	0
2019*	10.000000	10.352672	3.53%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.650006	11.958699	12.29%	0
2019*	10.000000	10.650006	6.50%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.031454	23.983538	26.02%	0
2019	15.066925	19.031454	26.31%	0
2018	16.074270	15.066925	-6.27%	0
2017	12.757783	16.074270	26.00%	0
2016	12.894628	12.757783	-1.06%	0
2015	12.890036	12.894628	0.04%	0
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	11.964839	12.428971	3.88%	0
2019	10.368017	11.964839	15.40%	0
2018	11.231974	10.368017	-7.69%	0
2017	9.849387	11.231974	14.04%	0
2016	9.353613	9.849387	5.30%	0
2015	9.864605	9.353613	-5.18%	0
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.767709	14.287017	3.77%	0
2019	11.635619	13.767709	18.32%	0
2018	12.314689	11.635619	-5.51%	0
2017	10.431103	12.314689	18.06%	0
2016	9.771234	10.431103	6.75%	0
2015	10.059252	9.771234	-2.86%	0
2014*	10.000000	10.059252	0.59%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	32.504207	37.371101	14.97%	0
2019	24.399993	32.504207	33.21%	0
2018	25.552779	24.399993	-4.51%	0
2017	20.729280	25.552779	23.27%	0
2016	20.681030	20.729280	0.23%	0
2015	20.339767	20.681030	1.68%	0
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.075613	24.662049	-1.65%	0
2019	20.406067	25.075613	22.88%	0
2018	23.242098	20.406067	-12.20%	0
2017	22.094436	23.242098	5.19%	0
2016	18.946246	22.094436	16.62%	0
2015	20.440262	18.946246	-7.31%	0
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.741872	17.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.647878	36.919020	9.72%	0
2019	27.606863	33.647878	21.88%	0
2018	32.122890	27.606863	-14.06%	0
2017	28.600350	32.122890	12.32%	0
2016	24.509350	28.600350	16.69%	0
2015	25.924431	24.509350	-5.46%	0
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.652026	17.885226	-4.11%	0
2019	15.526369	18.652026	20.13%	0
2018	18.434720	15.526369	-15.78%	0
2017	16.692961	18.434720	10.43%	0
2016	14.633144	16.692961	14.08%	0
2015	15.534055	14.633144	-5.80%	0
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.711500	33.682304	36.30%	0
2019	18.818281	24.711500	31.32%	0
2018	21.140967	18.818281	-10.99%	0
2017	17.483591	21.140967	20.92%	0
2016	16.678795	17.483591	4.83%	0
2015	17.104127	16.678795	-2.49%	0
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	27.097391	27.585926	1.80%	0
2019	23.536236	27.097391	15.13%	0
2018	29.283021	23.536236	-19.62%	0
2017	27.756424	29.283021	5.50%	0
2016	22.777867	27.756424	21.86%	0
2015	25.058549	22.777867	-9.10%	0
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	29.154606	34.602532	18.69%	0
2019	23.977100	29.154606	21.59%	0
2018	28.363438	23.977100	-15.46%	0
2017	25.828808	28.363438	9.81%	0
2016	21.727091	25.828808	18.88%	0
2015	22.831888	21.727091	-4.84%	0
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.142001	18.855998	10.00%	0
2019	13.796995	17.142001	24.24%	0
2018	14.976225	13.796995	-7.87%	0
2017	12.374048	14.976225	21.03%	0
2016	11.234128	12.374048	10.15%	0
2015	11.721432	11.234128	-4.16%	0
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	17.836597	19.609100	9.94%	0
2019	14.588402	17.836597	22.27%	0
2018	15.981187	14.588402	-8.72%	0
2017	13.918021	15.981187	14.82%	0
2016	13.030052	13.918021	6.81%	0
2015	13.489503	13.030052	-3.41%	0
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.558804	13.317142	-8.53%	0
2019	11.505944	14.558804	26.53%	0
2018	12.365630	11.505944	-6.95%	0
2017	12.009131	12.365630	2.97%	0
2016	11.550344	12.009131	3.97%	0
2015	12.622094	11.550344	-8.49%	0
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.479711	21.125306	14.32%	0
2019	14.560657	18.479711	26.92%	0
2018	15.782811	14.560657	-7.74%	0
2017	13.420831	15.782811	17.60%	0
2016	12.419355	13.420831	8.06%	0
2015	12.683872	12.419355	-2.09%	0
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.782332	8.760112	-0.25%	0
2019	8.698412	8.782332	0.96%	0
2018	8.895963	8.698412	-2.22%	0
2017	9.027764	8.895963	-1.46%	0
2016	9.079943	9.027764	-0.57%	0
2015	9.392823	9.079943	-3.33%	0
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.736379	18.213272	15.74%	0
2019	12.982543	15.736379	21.21%	0
2018	15.099381	12.982543	-14.02%	0
2017	13.631808	15.099381	10.77%	0
2016	11.625738	13.631808	17.26%	0
2015	12.600530	11.625738	-7.74%	0
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.011478	29.598462	55.69%	0
2019	14.323069	19.011478	32.73%	0
2018	15.888643	14.323069	-9.85%	0
2017	12.843543	15.888643	23.71%	0
2016	12.483685	12.843543	2.88%	0
2015	12.914506	12.483685	-3.34%	0
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	34.616869	46.913002	35.52%	0
2019	26.937729	34.616869	28.51%	0
2018	29.725480	26.937729	-9.38%	0
2017	24.599495	29.725480	20.84%	0
2016	24.345031	24.599495	1.05%	0
2015	24.850862	24.345031	-2.04%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	7.976131	8.004382	0.35%	0
2019	7.930431	7.976131	0.58%	0
2018	8.094429	7.930431	-2.03%	0
2017	8.270384	8.094429	-2.13%	0
2016	8.422764	8.270384	-1.81%	0
2015	8.667344	8.422764	-2.82%	0
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.084531	31.411542	15.98%	0
2019	22.180600	27.084531	22.11%	0
2018	24.259820	22.180600	-8.57%	0
2017	21.116120	24.259820	14.89%	0
2016	19.813315	21.116120	6.58%	0
2015	20.521265	19.813315	-3.45%	0
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2020	10.269448	10.505497	2.30%	0
2019	9.272663	10.269448	10.75%	0
2018	10.215727	9.272663	-9.23%	0
2017	9.552485	10.215727	6.94%	0
2016	9.305897	9.552485	2.65%	0
2015	10.074266	9.305897	-7.63%	0
2014	10.113774	10.074266	-0.39%	0
2013*	10.000000	10.113774	1.14%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.637269	10.818611	1.70%	0
2019	9.401722	10.637269	13.14%	0
2018	10.663208	9.401722	-11.83%	0
2017	9.367982	10.663208	13.83%	0
2016	9.183763	9.367982	2.01%	0
2015	10.447772	9.183763	-12.10%	0
2014	10.676561	10.447772	-2.14%	0
2013*	10.000000	10.676561	6.77%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2020	10.695412	10.948318	2.36%	0
2019	9.514942	10.695412	12.41%	0
2018	10.619653	9.514942	-10.40%	0
2017	9.635137	10.619653	10.22%	0
2016	9.383807	9.635137	2.68%	0
2015	10.365751	9.383807	-9.47%	0
2014	10.425880	10.365751	-0.58%	0
2013*	10.000000	10.425880	4.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.481176	10.970760	4.67%	0
2019	9.669727	10.481176	8.39%	0
2018	10.544896	9.669727	-8.30%	0
2017	9.587365	10.544896	9.99%	0
2016	8.753358	9.587365	9.53%	0
2015	9.937255	8.753358	-11.91%	0
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.902790	11.271563	3.38%	0
2019	9.803528	10.902790	11.21%	0
2018	10.620921	9.803528	-7.70%	0
2017	9.973093	10.620921	6.50%	0
2016	9.080815	9.973093	9.83%	0
2015	9.588452	9.080815	-5.29%	0
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.052171	10.790240	7.34%	0
2019	9.692565	10.052171	3.71%	0
2018	10.418391	9.692565	-6.97%	0
2017	9.698591	10.418391	7.42%	0
2016	9.715633	9.698591	-0.18%	0
2015	10.790365	9.715633	-9.96%	0
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.651765	9.632741	-0.20%	0
2019	9.574582	9.651765	0.81%	0
2018	9.849002	9.574582	-2.79%	0
2017	10.027202	9.849002	-1.78%	0
2016	10.203309	10.027202	-1.73%	0
2015	10.496959	10.203309	-2.80%	0
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.722818	9.632996	-0.92%	0
2019	9.760356	9.722818	-0.38%	0
2018	9.922293	9.760356	-1.63%	0
2017	9.997851	9.922293	-0.76%	0
2016*	10.000000	9.997851	-0.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.047664	10.577699	5.28%	0
2019	9.569213	10.047664	5.00%	0
2018	9.929866	9.569213	-3.63%	0
2017	9.765709	9.929866	1.68%	0
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.158574	23.086946	34.55%	0
2019	12.936079	17.158574	32.64%	0
2018	13.028441	12.936079	-0.71%	0
2017	10.259442	13.028441	26.99%	0
2016*	10.000000	10.259442	2.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.167213	17.578984	8.73%	0
2019	13.317415	16.167213	21.40%	0
2018	16.976893	13.317415	-21.56%	0
2017	13.825364	16.976893	22.80%	0
2016	14.610266	13.825364	-5.37%	0
2015	15.041140	14.610266	-2.86%	0
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.348802	33.49%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.500827	12.829322	2.63%	0
2019	9.882576	12.500827	26.49%	0
2018	11.135303	9.882576	-11.25%	0
2017*	10.000000	11.135303	11.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	37.538487	47.070346	25.39%	0
2019	30.085854	37.538487	24.77%	0
2018	30.758316	30.085854	-2.19%	0
2017	24.905642	30.758316	23.50%	0
2016	28.755321	24.905642	-13.39%	0
2015	26.357737	28.755321	9.10%	0
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.101831	5.880496	15.26%	0
2019	4.715183	5.101831	8.20%	0
2018	6.792661	4.715183	-30.58%	0
2017	7.142942	6.792661	-4.90%	0
2016	5.134263	7.142942	39.12%	0
2015	7.975181	5.134263	-35.62%	0
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.244164	6.059043	15.54%	0
2019	4.832738	5.244164	8.51%	0
2018	6.947913	4.832738	-30.44%	0
2017	7.285887	6.947913	-4.64%	0
2016	5.226165	7.285887	39.41%	0
2015	8.096059	5.226165	-35.45%	0
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.669870	10.189232	-4.50%	0
2019*	10.000000	10.669870	6.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	28.639107	43.833949	53.06%	0
2019	23.652255	28.639107	21.08%	0
2018	24.073094	23.652255	-1.75%	0
2017	19.716806	24.073094	22.09%	0
2016	18.863579	19.716806	4.52%	0
2015	20.024360	18.863579	-5.80%	0
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.504200	11.665297	1.40%	0
2019	10.323397	11.504200	11.44%	0
2018	11.524549	10.323397	-10.42%	0
2017	10.423615	11.524549	10.56%	0
2016	10.427321	10.423615	-0.04%	0
2015	10.925246	10.427321	-4.56%	0
2014	10.841982	10.925246	0.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	23.201675	22.990668	-0.91%	0
2019	19.410278	23.201675	19.53%	0
2018	21.322917	19.410278	-8.97%	0
2017	18.590806	21.322917	14.70%	0
2016	17.307399	18.590806	7.42%	0
2015	17.646282	17.307399	-1.92%	0
2014	16.697230	17.646282	5.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.531786	8.432613	-1.16%	0
2019	7.554555	8.531786	12.94%	0
2018*	10.000000	7.554555	-24.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	29.417452	29.315100	-0.35%	0
2019	25.371692	29.417452	15.95%	0
2018	30.981865	25.371692	-18.11%	0
2017	28.388004	30.981865	9.14%	0
2016	23.522131	28.388004	20.69%	0
2015	25.793776	23.522131	-8.81%	0
2014	24.483755	25.793776	5.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.310595	10.923063	5.94%	0
2019	9.790805	10.310595	5.31%	0
2018	10.420552	9.790805	-6.04%	0
2017	10.393542	10.420552	0.26%	0
2016	10.295554	10.393542	0.95%	0
2015	10.916420	10.295554	-5.69%	0
2014	10.928349	10.916420	-0.11%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	22.503325	24.251927	7.77%	0
2019	18.805246	22.503325	19.67%	0
2018	20.958515	18.805246	-10.27%	0
2017	18.014839	20.958515	16.34%	0
2016	16.455652	18.014839	9.48%	0
2015	18.093696	16.455652	-9.05%	0
2014	16.657015	18.093696	8.63%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	24.865602	24.311766	-2.23%	0
2019	19.934351	24.865602	24.74%	0
2018	23.689532	19.934351	-15.85%	0
2017	21.975418	23.689532	7.80%	0
2016	18.516504	21.975418	18.68%	0
2015	19.455805	18.516504	-4.83%	0
2014	17.308897	19.455805	12.40%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	23.677144	23.085765	-2.50%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.716206	11.089214	3.48%	0
2019	9.647991	10.716206	11.07%	0
2018	10.275885	9.647991	-6.11%	0
2017	9.923175	10.275885	3.55%	0
2016	9.094993	9.923175	9.11%	0
2015*	10.000000	9.094993	-9.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.680777	10.161071	4.96%	0
2019	9.172154	9.680777	5.55%	0
2018	9.555850	9.172154	-4.02%	0
2017	9.574080	9.555850	-0.19%	0
2016	9.662298	9.574080	-0.91%	0
2015*	10.000000	9.662298	-3.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.440886	13.461319	0.15%	0
2019	10.904874	13.440886	23.26%	0
2018	12.182747	10.904874	-10.49%	0
2017	10.813913	12.182747	12.66%	0
2016	9.634600	10.813913	12.24%	0
2015*	10.000000	9.634600	-3.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.686316	17.142886	16.73%	0
2019	12.897432	14.686316	13.87%	0
2018	14.434122	12.897432	-10.65%	0
2017	13.125858	14.434122	9.97%	0
2016	13.075012	13.125858	0.39%	0
2015	13.658038	13.075012	-4.27%	0
2014	13.856439	13.658038	-1.43%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	11.857573	12.365841	4.29%	0
2019	10.230902	11.857573	15.90%	0
2018	12.550962	10.230902	-18.49%	0
2017	11.281184	12.550962	11.26%	0
2016	10.125706	11.281184	11.41%	0
2015	10.741599	10.125706	-5.73%	0
2014*	10.000000	10.741599	7.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	32.995532	35.300912	6.99%	0
2019	27.919655	32.995532	18.18%	0
2018	31.725924	27.919655	-12.00%	0
2017	29.185401	31.725924	8.70%	0
2016	24.002952	29.185401	21.59%	0
2015	25.414245	24.002952	-5.55%	0
2014	25.001148	25.414245	1.65%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	26.163758	29.782040	13.83%	0
2019	20.678552	26.163758	26.53%	0
2018	22.479763	20.678552	-8.01%	0
2017	19.176568	22.479763	17.23%	0
2016	17.793298	19.176568	7.77%	0
2015	18.242123	17.793298	-2.46%	0
2014	16.678944	18.242123	9.37%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	23.639977	28.204769	19.31%	0
2019	18.004254	23.639977	31.30%	0
2018	20.046238	18.004254	-10.19%	0
2017	16.320048	20.046238	22.83%	0
2016	15.678515	16.320048	4.09%	0
2015	16.665899	15.678515	-5.92%	0
2014	15.983625	16.665899	4.27%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	17.481610	20.214374	15.63%	0
2019	14.880204	17.481610	17.48%	0
2018	19.069444	14.880204	-21.97%	0
2017	15.854268	19.069444	20.28%	0
2016	14.036999	15.854268	12.95%	0
2015	14.891727	14.036999	-5.74%	0
2014	15.199190	14.891727	-2.02%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.531262	10.826011	2.80%	0
2019	9.346298	10.531262	12.68%	0
2018	10.069731	9.346298	-7.18%	0
2017*	10.000000	10.069731	0.70%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.149425	14.330510	-5.41%	0
2019	12.266172	15.149425	23.51%	0
2018	15.275771	12.266172	-19.70%	0
2017	14.133645	15.275771	8.08%	0
2016	11.148765	14.133645	26.77%	0
2015	12.325890	11.148765	-9.55%	0
2014	12.068509	12.325890	2.13%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	9.868057	9.733187	-1.37%	0
2019	9.530185	9.868057	3.55%	0
2018	9.865701	9.530185	-3.40%	0
2017	9.861952	9.865701	0.04%	0
2016	9.360221	9.861952	5.36%	0
2015	9.776658	9.360221	-4.26%	0
2014*	10.000000	9.776658	-2.23%	0
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.419464	10.146791	-2.62%	0
2019	8.985500	10.419464	15.96%	0
2018*	10.000000	8.985500	-10.15%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	10.741792	11.203823	4.30%	0
2019	10.175310	10.741792	5.57%	0
2018	10.607610	10.175310	-4.08%	0
2017	10.572182	10.607610	0.34%	0
2016	10.559038	10.572182	0.12%	0
2015	10.967586	10.559038	-3.73%	0
2014	10.956954	10.967586	0.10%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.160324	12.858972	26.56%	0
2019	8.132752	10.160324	24.93%	0
2018*	10.000000	8.132752	-18.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	14.037567	15.236016	8.54%	0
2019	12.541302	14.037567	11.93%	0
2018	13.549189	12.541302	-7.44%	0
2017	12.420680	13.549189	9.09%	0
2016	12.205000	12.420680	1.77%	0
2015	12.688851	12.205000	-3.81%	0
2014	12.591633	12.688851	0.77%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	15.335808	17.013007	10.94%	0
2019	13.229227	15.335808	15.92%	0
2018	14.568852	13.229227	-9.20%	0
2017	12.957489	14.568852	12.44%	0
2016	12.663592	12.957489	2.32%	0
2015	13.156195	12.663592	-3.74%	0
2014	13.007444	13.156195	1.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	16.917271	19.081858	12.80%	0
2019	14.095672	16.917271	20.02%	0
2018	15.856800	14.095672	-11.11%	0
2017	13.584865	15.856800	16.72%	0
2016	13.205449	13.584865	2.87%	0
2015	13.728884	13.205449	-3.81%	0
2014	13.554498	13.728884	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	12.819219	15.139320	18.10%	0
2019	10.680866	12.819219	20.02%	0
2018	11.560924	10.680866	-7.61%	0
2017	10.295017	11.560924	12.30%	0
2016*	10.000000	10.295017	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	30.347722	38.219446	25.94%	0
2019	23.906432	30.347722	26.94%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	10.279290	6.671045	-35.10%	0
2019	9.679076	10.279290	6.20%	0
2018	13.307553	9.679076	-27.27%	0
2017	14.153207	13.307553	-5.97%	0
2016	10.962034	14.153207	29.11%	0
2015	14.305143	10.962034	-23.37%	0
2014	16.958991	14.305143	-15.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	21.324377	21.948676	2.93%	0
2019	17.349087	21.324377	22.91%	0
2018	19.619772	17.349087	-11.57%	0
2017	18.009032	19.619772	8.94%	0
2016	15.820151	18.009032	13.84%	0
2015	17.084243	15.820151	-7.40%	0
2014	16.286267	17.084243	4.90%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	13.795205	14.352966	4.04%	0
2019	11.000764	13.795205	25.40%	0
2018	12.530312	11.000764	-12.21%	0
2017	11.110845	12.530312	12.78%	0
2016*	10.000000	11.110845	11.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	29.426851	40.849329	38.82%	0
2019	22.713586	29.426851	29.56%	0
2018	23.595348	22.713586	-3.74%	0
2017	18.096917	23.595348	30.38%	0
2016	18.610453	18.096917	-2.76%	0
2015	18.002586	18.610453	3.38%	0
2014	16.770040	18.002586	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.999965	11.611760	5.56%	0
2019	10.397489	10.999965	5.79%	0
2018	10.839626	10.397489	-4.08%	0
2017	10.778223	10.839626	0.57%	0
2016	10.667341	10.778223	1.04%	0
2015	11.125955	10.667341	-4.12%	0
2014	10.893647	11.125955	2.13%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	34.112262	38.880487	13.98%	0
2019	28.639769	34.112262	19.11%	0
2018	34.758032	28.639769	-17.60%	0
2017	29.816831	34.758032	16.57%	0
2016	27.546998	29.816831	8.24%	0
2015	28.958930	27.546998	-4.88%	0
2014	28.243737	28.958930	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	20.271272	22.608042	11.53%	0
2019	16.441376	20.271272	23.29%	0
2018	20.020561	16.441376	-17.88%	0
2017	15.925651	20.020561	25.71%	0
2016	17.383507	15.925651	-8.39%	0
2015	17.403201	17.383507	-0.11%	0
2014	19.625650	17.403201	-11.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	26.292491	27.463721	4.45%	0
2019	20.275662	26.292491	29.68%	0
2018	25.420098	20.275662	-20.24%	0
2017	22.072158	25.420098	15.17%	0
2016	20.886737	22.072158	5.68%	0
2015	22.311516	20.886737	-6.39%	0
2014	21.662121	22.311516	3.00%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.023622	12.992264	8.06%	0
2019	10.373723	12.023622	15.90%	0
2018	11.875747	10.373723	-12.65%	0
2017	10.966164	11.875747	8.29%	0
2016	10.018777	10.966164	9.46%	0
2015	11.047194	10.018777	-9.31%	0
2014	11.107885	11.047194	-0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.031940	13.662946	-2.63%	0
2019	12.502891	14.031940	12.23%	0
2018	13.513669	12.502891	-7.48%	0
2017	12.740979	13.513669	6.06%	0
2016	11.554155	12.740979	10.27%	0
2015	12.855454	11.554155	-10.12%	0
2014	12.707614	12.855454	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	26.238991	29.425194	12.14%	0
2019	20.996616	26.238991	24.97%	0
2018	22.878566	20.996616	-8.23%	0
2017	19.622599	22.878566	16.59%	0
2016	17.485210	19.622599	12.22%	0
2015	18.766587	17.485210	-6.83%	0
2014	17.849950	18.766587	5.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	29.799859	30.311662	1.72%	0
2019	24.390307	29.799859	22.18%	0
2018	28.956561	24.390307	-15.77%	0
2017	27.059477	28.956561	7.01%	0
2016	21.491976	27.059477	25.91%	0
2015	23.998424	21.491976	-10.44%	0
2014	24.676786	23.998424	-2.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.024993	12.493049	13.32%	0
2019	8.998788	11.024993	22.52%	0
2018	11.053867	8.998788	-18.59%	0
2017	8.140220	11.053867	35.79%	0
2016	7.167023	8.140220	13.58%	0
2015	9.219167	7.167023	-22.26%	0
2014*	10.000000	9.219167	-7.81%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	15.780789	15.083188	-4.42%	0
2019	14.502287	15.780789	8.82%	0
2018	17.739693	14.502287	-18.25%	0
2017	15.719134	17.739693	12.85%	0
2016	15.165896	15.719134	3.65%	0
2015	16.772779	15.165896	-9.58%	0
2014	19.518283	16.772779	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.705438	7.973495	-8.41%	0
2019	8.824895	8.705438	-1.35%	0
2018	8.954272	8.824895	-1.44%	0
2017	9.084052	8.954272	-1.43%	0
2016	9.125036	9.084052	-0.45%	0
2015	9.861052	9.125036	-7.46%	0
2014*	10.000000	9.861052	-1.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.203042	11.278992	0.68%	0
2019	10.349897	11.203042	8.24%	0
2018	11.190372	10.349897	-7.51%	0
2017	10.229785	11.190372	9.39%	0
2016	10.138129	10.229785	0.90%	0
2015	11.131775	10.138129	-8.93%	0
2014	11.074706	11.131775	0.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.763222	10.075430	3.20%	0
2019	9.277883	9.763222	5.23%	0
2018*	10.000000	9.277883	-7.22%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.760973	9.097762	3.84%	0
2019	8.627432	8.760973	1.55%	0
2018	9.400567	8.627432	-8.22%	0
2017	9.375927	9.400567	0.26%	0
2016	9.742132	9.375927	-3.76%	0
2015	9.891708	9.742132	-1.51%	0
2014	9.773846	9.891708	1.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.243984	27.797990	37.31%	0
2019	15.345007	20.243984	31.93%	0
2018	16.514340	15.345007	-7.08%	0
2017	13.442770	16.514340	22.85%	0
2016	13.625409	13.442770	-1.34%	0
2015	13.451479	13.625409	1.29%	0
2014	12.860045	13.451479	4.60%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.463246	44.63%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	30.535103	37.599700	23.14%	0
2019	24.021242	30.535103	27.12%	0
2018	28.688677	24.021242	-16.27%	0
2017	21.760733	28.688677	31.84%	0
2016	22.536737	21.760733	-3.44%	0
2015	22.480353	22.536737	0.25%	0
2014	22.779257	22.480353	-1.31%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.473345	9.434734	-0.41%	0
2019	8.857171	9.473345	6.96%	0
2018	9.596803	8.857171	-7.71%	0
2017	9.358443	9.596803	2.55%	0
2016	9.106387	9.358443	2.77%	0
2015	9.657875	9.106387	-5.71%	0
2014	9.744677	9.657875	-0.89%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	23.948644	26.329467	9.94%	0
2019	18.799276	23.948644	27.39%	0
2018	21.157971	18.799276	-11.15%	0
2017	18.757277	21.157971	12.80%	0
2016	17.426568	18.757277	7.64%	0
2015	17.478271	17.426568	-0.30%	0
2014	16.371924	17.478271	6.76%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.268121	15.030635	5.34%	0
2019	11.800468	14.268121	20.91%	0
2018	13.807251	11.800468	-14.53%	0
2017	12.452305	13.807251	10.88%	0
2016	11.378347	12.452305	9.44%	0
2015	12.292964	11.378347	-7.44%	0
2014	12.203709	12.292964	0.73%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	31.293192	36.202733	15.69%	0
2019	25.656083	31.293192	21.97%	0
2018	29.663274	25.656083	-13.51%	0
2017	26.926832	29.663274	10.16%	0
2016	23.661428	26.926832	13.80%	0
2015	26.056966	23.661428	-9.19%	0
2014	24.133495	26.056966	7.97%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	9.836836	11.513880	17.05%	0
2019	7.950201	9.836836	23.73%	0
2018	10.221844	7.950201	-22.22%	0
2017	8.358972	10.221844	22.29%	0
2016	8.884698	8.358972	-5.92%	0
2015	8.911170	8.884698	-0.30%	0
2014*	10.000000	8.911170	-10.89%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.494540	15.961447	10.12%	0
2019	12.308532	14.494540	17.76%	0
2018	13.463364	12.308532	-8.58%	0
2017	11.770515	13.463364	14.38%	0
2016	12.491951	11.770515	-5.78%	0
2015	14.094890	12.491951	-11.37%	0
2014	15.386235	14.094890	-8.39%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	11.980561	12.283537	2.53%	0
2019	11.142209	11.980561	7.52%	0
2018	11.773586	11.142209	-5.36%	0
2017	11.412017	11.773586	3.17%	0
2016	10.156277	11.412017	12.36%	0
2015	11.233696	10.156277	-9.59%	0
2014	11.399893	11.233696	-1.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.251148	27.738863	44.09%	0
2019	14.432239	19.251148	33.39%	0
2018	14.936402	14.432239	-3.38%	0
2017	12.170906	14.936402	22.72%	0
2016	11.859816	12.170906	2.62%	0
2015	13.017069	11.859816	-8.89%	0
2014	12.479277	13.017069	4.31%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	23.103701	25.475799	10.27%	0
2019	19.539825	23.103701	18.24%	0
2018	20.123677	19.539825	-2.90%	0
2017	17.613898	20.123677	14.25%	0
2016	17.458461	17.613898	0.89%	0
2015	17.980482	17.458461	-2.90%	0
2014	17.178801	17.980482	4.67%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.619345	10.255555	6.61%	0
2019	9.103030	9.619345	5.67%	0
2018	9.538134	9.103030	-4.56%	0
2017	9.542769	9.538134	-0.05%	0
2016	9.653051	9.542769	-1.14%	0
2015*	10.000000	9.653051	-3.47%	0
1000

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	38.969249	52.394235	34.45%	0
2019	29.447016	38.969249	32.34%	0
2018	29.943221	29.447016	-1.66%	0
2017	23.817262	29.943221	25.72%	0
2016	24.158537	23.817262	-1.41%	0
2015	22.318647	24.158537	8.24%	0
2014	21.278457	22.318647	4.89%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	29.013017	42.289386	45.76%	0
2019	20.717273	29.013017	40.04%	0
2018	21.235447	20.717273	-2.44%	0
2017	15.151965	21.235447	40.15%	0
2016	13.761267	15.151965	10.11%	0
2015	13.599120	13.761267	1.19%	0
2014	12.860941	13.599120	5.74%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	22.646883	25.408226	12.19%	0
2019	18.483303	22.646883	22.53%	0
2018	22.528118	18.483303	-17.95%	0
2017	17.808378	22.528118	26.50%	0
2016	19.738579	17.808378	-9.78%	0
2015	22.383540	19.738579	-11.82%	0
2014	26.334916	22.383540	-15.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.362946	8.938360	-4.53%	0
2019	8.195634	9.362946	14.24%	0
2018	10.408701	8.195634	-21.26%	0
2017	8.419716	10.408701	23.62%	0
2016	7.208206	8.419716	16.81%	0
2015	9.324686	7.208206	-22.70%	0
2014*	10.000000	9.324686	-6.75%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	9.915118	10.300044	3.88%	0
2019	9.458031	9.915118	4.83%	0
2018	9.884083	9.458031	-4.31%	0
2017	9.840222	9.884083	0.45%	0
2016*	10.000000	9.840222	-1.60%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	19.461481	27.398814	40.78%	0
2019	14.245516	19.461481	36.61%	0
2018	14.992121	14.245516	-4.98%	0
2017	12.270871	14.992121	22.18%	0
2016	11.662293	12.270871	5.22%	0
2015	12.324849	11.662293	-5.38%	0
2014	13.778280	12.324849	-10.55%	0
1001

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	27.119876	27.069174	-0.19%	0
2019	21.655546	27.119876	25.23%	0
2018	24.986994	21.655546	-13.33%	0
2017	22.017262	24.986994	13.49%	0
2016	20.009866	22.017262	10.03%	0
2015	20.887858	20.009866	-4.20%	0
2014	19.600874	20.887858	6.57%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.710385	11.962351	11.69%	0
2019*	10.000000	10.710385	7.10%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	18.303893	21.276497	16.24%	0
2019	15.064003	18.303893	21.51%	0
2018	17.259675	15.064003	-12.72%	0
2017	14.072533	17.259675	22.65%	0
2016	14.013057	14.072533	0.42%	0
2015	13.629792	14.013057	2.81%	0
2014	13.937065	13.629792	-2.20%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	15.958080	18.857152	18.17%	0
2019	11.822581	15.958080	34.98%	0
2018	12.158432	11.822581	-2.76%	0
2017	9.814061	12.158432	23.89%	0
2016	9.587921	9.814061	2.36%	0
2015*	10.000000	9.587921	-4.12%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.142255	31.42%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.450606	34.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	10.802987	11.235069	4.00%	0
2019	10.099931	10.802987	6.96%	0
2018	10.542541	10.099931	-4.20%	0
2017	10.294452	10.542541	2.41%	0
2016	10.055497	10.294452	2.38%	0
2015	10.485965	10.055497	-4.11%	0
2014	10.081087	10.485965	4.02%	0
1002

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	19.180228	19.573457	2.05%	0
2019	17.372984	19.180228	10.40%	0
2018	19.331169	17.372984	-10.13%	0
2017	18.240450	19.331169	5.98%	0
2016	17.056394	18.240450	6.94%	0
2015	17.848386	17.056394	-4.44%	0
2014	17.939035	17.848386	-0.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	10.812032	10.304978	-4.69%	0
2019	8.744163	10.812032	23.65%	0
2018	9.819010	8.744163	-10.95%	0
2017	9.021389	9.819010	8.84%	0
2016	8.113864	9.021389	11.18%	0
2015*	10.000000	8.113864	-18.86%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.201272	20.089031	10.37%	0
2019	15.179251	18.201272	19.91%	0
2018	16.915212	15.179251	-10.26%	0
2017	14.883261	16.915212	13.65%	0
2016	13.864078	14.883261	7.35%	0
2015	15.444279	13.864078	-10.23%	0
2014	16.308112	15.444279	-5.30%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	10.766827	15.696442	45.79%	0
2019	8.381764	10.766827	28.46%	0
2018	10.403970	8.381764	-19.44%	0
2017	8.569495	10.403970	21.41%	0
2016	9.085734	8.569495	-5.68%	0
2015	9.457803	9.085734	-3.93%	0
2014	9.914690	9.457803	-4.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.206205	16.468606	8.30%	0
2019	13.019292	15.206205	16.80%	0
2018	14.171835	13.019292	-8.13%	0
2017	12.655261	14.171835	11.98%	0
2016	12.005427	12.655261	5.41%	0
2015	12.294156	12.005427	-2.35%	0
2014	12.109411	12.294156	1.53%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.507265	10.039936	5.60%	0
2019	9.021274	9.507265	5.39%	0
2018	9.432105	9.021274	-4.36%	0
2017	9.449583	9.432105	-0.18%	0
2016	9.518867	9.449583	-0.73%	0
2015	9.866520	9.518867	-3.52%	0
2014	9.719325	9.866520	1.51%	0
1003

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	18.764348	23.576257	25.64%	0
2019	14.397291	18.764348	30.33%	0
2018	16.440804	14.397291	-12.43%	0
2017	12.980286	16.440804	26.66%	0
2016	13.396894	12.980286	-3.11%	0
2015	13.003295	13.396894	3.03%	0
2014	13.204701	13.003295	-1.53%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	20.186473	29.573642	46.50%	0
2019	16.022604	20.186473	25.99%	0
2018	16.682114	16.022604	-3.95%	0
2017	13.497524	16.682114	23.59%	0
2016	12.796897	13.497524	5.47%	0
2015	12.434441	12.796897	2.91%	0
2014	11.898931	12.434441	4.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	16.398167	17.930817	9.35%	0
2019	13.494144	16.398167	21.52%	0
2018	14.269161	13.494144	-5.43%	0
2017	12.101092	14.269161	17.92%	0
2016	11.263953	12.101092	7.43%	0
2015	11.523181	11.263953	-2.25%	0
2014	10.810740	11.523181	6.59%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.015270	12.090470	0.63%	0
2019	11.381680	12.015270	5.57%	0
2018	12.054997	11.381680	-5.59%	0
2017	11.722957	12.054997	2.83%	0
2016	11.157116	11.722957	5.07%	0
2015	11.881336	11.157116	-6.10%	0
2014	11.827459	11.881336	0.46%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	23.942909	25.480249	6.42%	0
2019	19.190384	23.942909	24.77%	0
2018	19.904376	19.190384	-3.59%	0
2017	17.116206	19.904376	16.29%	0
2016	15.922000	17.116206	7.50%	0
2015	16.357135	15.922000	-2.66%	0
2014	15.127768	16.357135	8.13%	0
1004

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	23.773124	23.758045	-0.06%	0
2019	19.356745	23.773124	22.82%	0
2018	21.635289	19.356745	-10.53%	0
2017	19.008894	21.635289	13.82%	0
2016	16.717824	19.008894	13.70%	0
2015	18.493489	16.717824	-9.60%	0
2014	17.557408	18.493489	5.33%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.310754	11.421006	10.77%	0
2019	9.276221	10.310754	11.15%	0
2018	10.482667	9.276221	-11.51%	0
2017	9.152157	10.482667	14.54%	0
2016	9.190224	9.152157	-0.41%	0
2015*	10.000000	9.190224	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	13.367690	14.550089	8.85%	0
2019	11.151792	13.367690	19.87%	0
2018	12.923398	11.151792	-13.71%	0
2017	11.154543	12.923398	15.86%	0
2016	10.643886	11.154543	4.80%	0
2015	11.203708	10.643886	-5.00%	0
2014	11.087499	11.203708	1.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	11.996677	12.723799	6.06%	0
2019	10.678336	11.996677	12.35%	0
2018	11.779165	10.678336	-9.35%	0
2017	10.869925	11.779165	8.36%	0
2016	10.592781	10.869925	2.62%	0
2015	11.071605	10.592781	-4.32%	0
2014	10.977683	11.071605	0.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	12.919565	13.925851	7.79%	0
2019	11.111391	12.919565	16.27%	0
2018	12.513979	11.111391	-11.21%	0
2017	11.173622	12.513979	12.00%	0
2016	10.765619	11.173622	3.79%	0
2015	11.282993	10.765619	-4.59%	0
2014	11.144545	11.282993	1.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.506957	10.931736	4.04%	0
2019	9.817852	10.506957	7.02%	0
2018	10.426437	9.817852	-5.84%	0
2017	10.136677	10.426437	2.86%	0
2016	10.019437	10.136677	1.17%	0
2015	10.438003	10.019437	-4.01%	0
2014	10.445687	10.438003	-0.07%	0
1005

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.959529	11.132196	1.58%	0
2019	9.954506	10.959529	10.10%	0
2018	11.072691	9.954506	-10.10%	0
2017	9.976294	11.072691	10.99%	0
2016	9.772724	9.976294	2.08%	0
2015	10.559746	9.772724	-7.45%	0
2014	10.678775	10.559746	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.401395	11.836574	3.82%	0
2019	10.215671	11.401395	11.61%	0
2018	11.370641	10.215671	-10.16%	0
2017	9.981603	11.370641	13.92%	0
2016	9.717562	9.981603	2.72%	0
2015	10.564483	9.717562	-8.02%	0
2014	10.815436	10.564483	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	12.498839	13.378425	7.04%	0
2019	10.940254	12.498839	14.25%	0
2018	12.178894	10.940254	-10.17%	0
2017	11.049674	12.178894	10.22%	0
2016	10.704285	11.049674	3.23%	0
2015	11.188894	10.704285	-4.33%	0
2014	11.065050	11.188894	1.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.131873	14.255416	8.56%	0
2019	11.110061	13.131873	18.20%	0
2018	12.698287	11.110061	-12.51%	0
2017	11.120794	12.698287	14.19%	0
2016	10.687869	11.120794	4.05%	0
2015	11.221877	10.687869	-4.76%	0
2014	11.098574	11.221877	1.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	11.575703	12.207369	5.46%	0
2019	10.472885	11.575703	10.53%	0
2018	11.374152	10.472885	-7.92%	0
2017	10.703086	11.374152	6.27%	0
2016	10.441065	10.703086	2.51%	0
2015	10.913679	10.441065	-4.33%	0
2014	10.843475	10.913679	0.65%	0
1006

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	12.657443	12.873768	1.71%	0
2019	11.636398	12.657443	8.77%	0
2018	14.275792	11.636398	-18.49%	0
2017	12.028652	14.275792	18.68%	0
2016	12.300892	12.028652	-2.21%	0
2015	13.237563	12.300892	-7.08%	0
2014	14.903708	13.237563	-11.18%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.700756	17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.651917	10.998030	3.25%	0
2019	10.133978	10.651917	5.11%	0
2018	10.554364	10.133978	-3.98%	0
2017	10.475683	10.554364	0.75%	0
2016	10.315816	10.475683	1.55%	0
2015	10.762632	10.315816	-4.15%	0
2014	10.632419	10.762632	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.361291	11.979608	5.44%	0
2019	10.720464	11.361291	5.98%	0
2018	11.251919	10.720464	-4.72%	0
2017	11.212452	11.251919	0.35%	0
2016	11.219730	11.212452	-0.06%	0
2015	11.662969	11.219730	-3.80%	0
2014	11.499600	11.662969	1.42%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.263097	10.295824	0.32%	0
2019	9.957512	10.263097	3.07%	0
2018*	10.000000	9.957512	-0.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	25.355410	27.705239	9.27%	0
2019	21.375769	25.355410	18.62%	0
2018	26.850558	21.375769	-20.39%	0
2017	19.659338	26.850558	36.58%	0
2016	18.913728	19.659338	3.94%	0
2015	23.350260	18.913728	-19.00%	0
2014	25.615322	23.350260	-8.84%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	16.771872	17.193966	2.52%	0
2019	15.115912	16.771872	10.96%	0
2018	16.118074	15.115912	-6.22%	0
2017	15.611638	16.118074	3.24%	0
2016	14.140952	15.611638	10.40%	0
2015	15.015156	14.140952	-5.82%	0
2014	15.141411	15.015156	-0.83%	0
1007

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.520042	9.765902	2.58%	0
2019	9.264008	9.520042	2.76%	0
2018	9.586525	9.264008	-3.36%	0
2017	9.710356	9.586525	-1.28%	0
2016	9.966890	9.710356	-2.57%	0
2015	10.318278	9.966890	-3.41%	0
2014	10.204161	10.318278	1.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.838003	6.628448	-3.06%	0
2019	6.947589	6.838003	-1.58%	0
2018	7.087435	6.947589	-1.97%	0
2017	7.297869	7.087435	-2.88%	0
2016	7.545651	7.297869	-3.28%	0
2015	7.803155	7.545651	-3.30%	0
2014	8.069444	7.803155	-3.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.266003	8.607489	4.13%	0
2019	7.188472	8.266003	14.99%	0
2018	8.727150	7.188472	-17.63%	0
2017	7.101297	8.727150	22.90%	0
2016	7.296731	7.101297	-2.68%	0
2015	7.796961	7.296731	-6.42%	0
2014	8.121551	7.796961	-4.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	8.947529	9.268919	3.59%	0
2019	7.634216	8.947529	17.20%	0
2018	9.195367	7.634216	-16.98%	0
2017	7.639725	9.195367	20.36%	0
2016	7.858611	7.639725	-2.79%	0
2015	8.241366	7.858611	-4.64%	0
2014	9.084851	8.241366	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.126249	24.138394	9.09%	0
2019	18.492544	22.126249	19.65%	0
2018	20.985730	18.492544	-11.88%	0
2017	18.322784	20.985730	14.53%	0
2016	17.307571	18.322784	5.87%	0
2015	18.078739	17.307571	-4.27%	0
2014	17.807944	18.078739	1.52%	0
1008

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.140921	16.018543	5.80%	0
2019	13.574982	15.140921	11.54%	0
2018	14.756558	13.574982	-8.01%	0
2017	13.730318	14.756558	7.47%	0
2016	13.355770	13.730318	2.80%	0
2015	13.835607	13.355770	-3.47%	0
2014	13.680481	13.835607	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	18.444848	19.908641	7.94%	0
2019	15.903052	18.444848	15.98%	0
2018	17.586979	15.903052	-9.57%	0
2017	15.839639	17.586979	11.03%	0
2016	15.202069	15.839639	4.19%	0
2015	15.804971	15.202069	-3.81%	0
2014	15.534691	15.804971	1.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.158640	11.515042	3.19%	0
2019	10.535095	11.158640	5.92%	0
2018	11.096772	10.535095	-5.06%	0
2017	10.857381	11.096772	2.20%	0
2016	10.767738	10.857381	0.83%	0
2015	11.105826	10.767738	-3.04%	0
2014	11.054753	11.105826	0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.956740	11.078359	1.11%	0
2019	10.027242	10.956740	9.27%	0
2018	10.989683	10.027242	-8.76%	0
2017	9.965330	10.989683	10.28%	0
2016	9.748034	9.965330	2.23%	0
2015	10.418437	9.748034	-6.43%	0
2014	10.515756	10.418437	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.472882	11.796359	2.82%	0
2019	10.294617	11.472882	11.45%	0
2018	11.334218	10.294617	-9.17%	0
2017	10.020071	11.334218	13.12%	0
2016	9.687651	10.020071	3.43%	0
2015	10.430865	9.687651	-7.13%	0
2014	10.603043	10.430865	-1.62%	0
1009

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	16.769958	17.894177	6.70%	0
2019	14.728567	16.769958	13.86%	0
2018	16.151567	14.728567	-8.81%	0
2017	14.789273	16.151567	9.21%	0
2016	14.272996	14.789273	3.62%	0
2015	14.809691	14.272996	-3.62%	0
2014	14.560680	14.809691	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.017563	21.743537	8.62%	0
2019	16.991614	20.017563	17.81%	0
2018	19.046635	16.991614	-10.79%	0
2017	16.879306	19.046635	12.84%	0
2016	16.089059	16.879306	4.91%	0
2015	16.760512	16.089059	-4.01%	0
2014	16.513896	16.760512	1.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	13.895977	14.586728	4.97%	0
2019	12.662785	13.895977	9.74%	0
2018	13.605144	12.662785	-6.93%	0
2017	12.881490	13.605144	5.62%	0
2016	12.601180	12.881490	2.22%	0
2015	13.035222	12.601180	-3.33%	0
2014	12.870098	13.035222	1.28%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.331265	10.702172	3.59%	0
2019*	10.000000	10.331265	3.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.627966	11.897047	11.94%	0
2019*	10.000000	10.627966	6.28%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	18.355931	23.060758	25.63%	0
2019	14.577195	18.355931	25.92%	0
2018	15.600343	14.577195	-6.56%	0
2017	12.419912	15.600343	25.61%	0
2016	12.591959	12.419912	-1.37%	0
2015	12.626520	12.591959	-0.27%	0
2014	11.854377	12.626520	6.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	11.763965	12.182516	3.56%	0
2019	10.225563	11.763965	15.04%	0
2018	11.112229	10.225563	-7.98%	0
2017	9.774511	11.112229	13.69%	0
2016	9.311228	9.774511	4.98%	0
2015	9.850377	9.311228	-5.47%	0
2014*	10.000000	9.850377	-1.50%	0
1010

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.536593	14.003753	3.45%	0
2019	11.475787	13.536593	17.96%	0
2018	12.183434	11.475787	-5.81%	0
2017	10.351824	12.183434	17.69%	0
2016	9.726964	10.351824	6.42%	0
2015	10.044743	9.726964	-3.16%	0
2014*	10.000000	10.044743	0.45%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	31.447974	36.044922	14.62%	0
2019	23.680320	31.447974	32.80%	0
2018	24.876497	23.680320	-4.81%	0
2017	20.243025	24.876497	22.89%	0
2016	20.258394	20.243025	-0.08%	0
2015	19.985908	20.258394	1.36%	0
2014	19.037872	19.985908	4.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	24.260744	23.786779	-1.95%	0
2019	19.804142	24.260744	22.50%	0
2018	22.626929	19.804142	-12.48%	0
2017	21.576166	22.626929	4.87%	0
2016	18.559035	21.576166	16.26%	0
2015	20.084651	18.559035	-7.60%	0
2014	18.389015	20.084651	9.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.730881	17.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	31.954772	34.952877	9.38%	0
2019	26.299062	31.954772	21.51%	0
2018	30.696701	26.299062	-14.33%	0
2017	27.415065	30.696701	11.97%	0
2016	23.566265	27.415065	16.33%	0
2015	25.004238	23.566265	-5.75%	0
2014	23.631411	25.004238	5.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	17.989901	17.196945	-4.41%	0
2019	15.021659	17.989901	19.76%	0
2018	17.891150	15.021659	-16.04%	0
2017	16.250845	17.891150	10.09%	0
2016	14.289641	16.250845	13.72%	0
2015	15.216478	14.289641	-6.09%	0
2014	13.446979	15.216478	13.16%	0
1011

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	23.467973	31.888513	35.88%	0
2019	17.926738	23.467973	30.91%	0
2018	20.202268	17.926738	-11.26%	0
2017	16.758935	20.202268	20.55%	0
2016	16.036950	16.758935	4.50%	0
2015	16.496956	16.036950	-2.79%	0
2014	16.637708	16.496956	-0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	25.733765	26.116694	1.49%	0
2019	22.421157	25.733765	14.77%	0
2018	27.982797	22.421157	-19.88%	0
2017	26.606030	27.982797	5.17%	0
2016	21.901337	26.606030	21.48%	0
2015	24.169050	21.901337	-9.38%	0
2014	23.410099	24.169050	3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	27.687565	32.759782	18.32%	0
2019	22.841217	27.687565	21.22%	0
2018	27.104136	22.841217	-15.73%	0
2017	24.758373	27.104136	9.47%	0
2016	20.891049	24.758373	18.51%	0
2015	22.021456	20.891049	-5.13%	0
2014	22.647189	22.021456	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.533430	18.130332	9.66%	0
2019	13.348457	16.533430	23.86%	0
2018	14.534591	13.348457	-8.16%	0
2017	12.046281	14.534591	20.66%	0
2016	10.970382	12.046281	9.81%	0
2015	11.481761	10.970382	-4.45%	0
2014	11.142735	11.481761	3.04%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	17.203514	18.854604	9.60%	0
2019	14.114238	17.203514	21.89%	0
2018	15.510011	14.114238	-9.00%	0
2017	13.549443	15.510011	14.47%	0
2016	12.724220	13.549443	6.49%	0
2015	13.213760	12.724220	-3.70%	0
2014	12.365127	13.213760	6.86%	0
1012

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.041926	12.804580	-8.81%	0
2019	11.131871	14.041926	26.14%	0
2018	12.000955	11.131871	-7.24%	0
2017	11.690999	12.000955	2.65%	0
2016	11.279122	11.690999	3.65%	0
2015	12.363961	11.279122	-8.77%	0
2014	9.941629	12.363961	24.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.101989	20.629528	13.96%	0
2019	14.307277	18.101989	26.52%	0
2018	15.556572	14.307277	-8.03%	0
2017	13.269351	15.556572	17.24%	0
2016	12.317160	13.269351	7.73%	0
2015	12.618529	12.317160	-2.39%	0
2014	11.539979	12.618529	9.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.470625	8.423069	-0.56%	0
2019	8.415710	8.470625	0.65%	0
2018	8.633699	8.415710	-2.52%	0
2017	8.788723	8.633699	-1.76%	0
2016	8.866876	8.788723	-0.88%	0
2015	9.200869	8.866876	-3.63%	0
2014	9.468098	9.200869	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.414684	17.785791	15.38%	0
2019	12.756590	15.414684	20.84%	0
2018	14.882913	12.756590	-14.29%	0
2017	13.477933	14.882913	10.42%	0
2016	11.530049	13.477933	16.89%	0
2015	12.535608	11.530049	-8.02%	0
2014	12.399093	12.535608	1.10%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	18.336553	28.459504	55.21%	0
2019	13.857429	18.336553	32.32%	0
2018	15.420103	13.857429	-10.13%	0
2017	12.503347	15.420103	23.33%	0
2016	12.190617	12.503347	2.57%	0
2015	12.650460	12.190617	-3.63%	0
2014	12.613084	12.650460	0.30%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	32.841067	44.368845	35.10%	0
2019	25.635133	32.841067	28.11%	0
2018	28.376409	25.635133	-9.66%	0
2017	23.555680	28.376409	20.47%	0
2016	23.384143	23.555680	0.73%	0
2015	23.944082	23.384143	-2.34%	0
1013

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	7.574783	7.578088	0.04%	0
2019	7.554738	7.574783	0.27%	0
2018	7.735015	7.554738	-2.33%	0
2017	7.927608	7.735015	-2.43%	0
2016	8.098663	7.927608	-2.11%	0
2015	8.359686	8.098663	-3.12%	0
2014	8.592563	8.359686	-2.71%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.721626	29.738653	15.62%	0
2019	21.129792	25.721626	21.73%	0
2018	23.182654	21.129792	-8.86%	0
2017	20.240927	23.182654	14.53%	0
2016	19.050878	20.240927	6.25%	0
2015	19.792799	19.050878	-3.75%	0
2014	18.543082	19.792799	6.74%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.235240	10.680205	4.35%	0
2019	9.472130	10.235240	8.06%	0
2018	10.361650	9.472130	-8.58%	0
2017	9.449887	10.361650	9.65%	0
2016	8.654517	9.449887	9.19%	0
2015	9.855534	8.654517	-12.19%	0
2014	10.145741	9.855534	-2.86%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.712916	11.041015	3.06%	0
2019	9.662686	10.712916	10.87%	0
2018	10.500986	9.662686	-7.98%	0
2017	9.890989	10.500986	6.17%	0
2016	9.033931	9.890989	9.49%	0
2015	9.568537	9.033931	-5.59%	0
2014*	10.000000	9.568537	-4.31%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.725370	10.407149	7.01%	0
2019	9.406559	9.725370	3.39%	0
2018	10.142511	9.406559	-7.26%	0
2017	9.470995	10.142511	7.09%	0
2016	9.516985	9.470995	-0.48%	0
2015	10.602543	9.516985	-10.24%	0
2014	10.931471	10.602543	-3.01%	0
1014

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.338050	9.290822	-0.51%	0
2019	9.292121	9.338050	0.49%	0
2018	9.588246	9.292121	-3.09%	0
2017	9.791927	9.588246	-2.08%	0
2016	9.994730	9.791927	-2.03%	0
2015	10.314270	9.994730	-3.10%	0
2014	10.587041	10.314270	-2.58%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.612858	9.494605	-1.23%	0
2019	9.679910	9.612858	-0.69%	0
2018	9.871215	9.679910	-1.94%	0
2017	9.977147	9.871215	-1.06%	0
2016*	10.000000	9.977147	-0.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	9.781532	10.265675	4.95%	0
2019	9.344657	9.781532	4.68%	0
2018	9.727092	9.344657	-3.93%	0
2017	9.595873	9.727092	1.37%	0
2016	9.672539	9.595873	-0.79%	0
2015	9.969176	9.672539	-2.98%	0
2014	9.896939	9.969176	0.73%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	16.975620	22.770208	34.13%	0
2019	12.837847	16.975620	32.23%	0
2018	12.969859	12.837847	-1.02%	0
2017	10.244877	12.969859	26.60%	0
2016*	10.000000	10.244877	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	15.353465	16.642535	8.40%	0
2019	12.686341	15.353465	21.02%	0
2018	16.222918	12.686341	-21.80%	0
2017	13.252204	16.222918	22.42%	0
2016	14.047903	13.252204	-5.66%	0
2015	14.507078	14.047903	-3.17%	0
2014	16.093065	14.507078	-9.86%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.321343	33.21%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.397950	12.684361	2.31%	0
2019	9.831639	12.397950	26.10%	0
2018	11.112477	9.831639	-11.53%	0
2017*	10.000000	11.112477	11.12%	0
1015

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	36.431734	45.541366	25.00%	0
2019	29.289397	36.431734	24.39%	0
2018	30.037546	29.289397	-2.49%	0
2017	24.397226	30.037546	23.12%	0
2016	28.255525	24.397226	-13.66%	0
2015	25.979956	28.255525	8.76%	0
2014	20.473322	25.979956	26.90%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.981995	5.724630	14.91%	0
2019	4.618708	4.981995	7.87%	0
2018	6.674478	4.618708	-30.80%	0
2017	7.040371	6.674478	-5.20%	0
2016	5.076185	7.040371	38.69%	0
2015	7.909512	5.076185	-35.82%	0
2014	10.142071	7.909512	-22.01%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.120928	5.898360	15.18%	0
2019	4.733799	5.120928	8.18%	0
2018	6.826953	4.733799	-30.66%	0
2017	7.181189	6.826953	-4.93%	0
2016	5.167001	7.181189	38.98%	0
2015	8.029330	5.167001	-35.65%	0
2014	10.264761	8.029330	-21.78%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.647788	10.136680	-4.80%	0
2019*	10.000000	10.647788	6.48%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	27.327965	41.697980	52.58%	0
2019	22.639445	27.327965	20.71%	0
2018	23.114203	22.639445	-2.05%	0
2017	18.989974	23.114203	21.72%	0
2016	18.224407	18.989974	4.20%	0
2015	19.405905	18.224407	-6.09%	0
2014	20.452454	19.405905	-5.12%	0
1016

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)

2

American Funds Insurance Series(R) –Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

3

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

4

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

5

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

6

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

7

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Commodity Real Return(R) Strategy Portfolio: Advisor Class (PMVRSD)

8

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

12

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	33,211	$361,806	$347,724	$-	$347,724	$12	$347,712	$347,712	$-	$347,712
ALVDAA	4,517	54,252	62,738	-	62,738	6	62,732	62,732	-	62,732
ALVDAB	1,000,431	11,981,152	13,805,944	-	13,805,944	49	13,805,895	13,805,895	-	13,805,895
ALVGIB	128,834	3,718,516	3,662,755	-	3,662,755	77	3,662,678	3,662,678	-	3,662,678
ALVIVB	108,725	1,448,617	1,559,118	2	1,559,120	-	1,559,120	1,559,120	-	1,559,120
ALVSVA	28,411	488,549	494,070	5	494,075	-	494,075	494,075	-	494,075
ALVSVB	6,061,599	102,550,263	104,198,892	-	104,198,892	95	104,198,797	104,195,951	2,846	104,198,797
ALMCS	16,935	492,927	509,755	12	509,767	-	509,767	509,767	-	509,767
AAEIP3	3,795	32,574	24,779	-	24,779	9	24,770	24,770	-	24,770
ARLPE3	10,193	137,992	149,329	6	149,335	-	149,335	149,335	-	149,335
ACVB	2,954,788	21,825,908	25,795,296	313	25,795,609	-	25,795,609	25,726,888	68,721	25,795,609
ACVCA	2,227	31,198	42,907	-	42,907	75	42,832	-	42,832	42,832
ACVI	562	6,208	7,924	61	7,985	-	7,985	-	7,985	7,985
ACVIG	1,348,769	12,503,386	13,865,345	-	13,865,345	65	13,865,280	13,865,280	-	13,865,280
ACVIG2	340,283	3,137,322	3,498,109	12	3,498,121	-	3,498,121	3,498,121	-	3,498,121
ACVIP1	172,693	1,759,049	1,918,616	-	1,918,616	-	1,918,616	1,918,616	-	1,918,616
ACVIP2	18,560,958	190,319,362	205,841,021	-	205,841,021	191	205,840,830	205,662,850	177,980	205,840,830
ACVMV1	451,460	9,068,389	9,272,978	-	9,272,978	6	9,272,972	9,253,445	19,527	9,272,972
ACVMV2	7,604,778	143,270,759	156,430,278	-	156,430,278	150	156,430,128	156,368,879	61,249	156,430,128
ACVV2	273,553	2,985,850	3,061,056	38	3,061,094	-	3,061,094	3,061,094	-	3,061,094
AFGC	55,677	697,721	726,025	12	726,037	-	726,037	725,635	402	726,037
AFGF	128,647	9,155,292	15,464,705	436	15,465,141	-	15,465,141	15,461,329	3,812	15,465,141
AFHY	53,002	507,603	519,415	161	519,576	-	519,576	514,946	4,630	519,576
AMVBC4	64,599	831,869	908,260	11	908,271	-	908,271	908,271	-	908,271
AMVCB4	16,425	164,731	178,207	-	178,207	12	178,195	178,195	-	178,195
AMVGS4	20,114	469,740	637,023	-	637,023	5	637,018	637,018	-	637,018
AMVI4	14,789	272,021	343,836	-	343,836	1	343,835	343,835	-	343,835
AMVNW4	1,784	54,451	55,372	-	55,372	1	55,371	55,371	-	55,371
AVPAP2	52,522,755	634,807,083	706,431,053	-	706,431,053	34	706,431,019	706,431,019	-	706,431,019
BRVED3	20,615,100	225,560,385	240,165,913	-	240,165,913	71	240,165,842	240,120,474	45,368	240,165,842
BRVHY3	5,042,647	36,572,814	38,071,982	140,234	38,212,216	-	38,212,216	38,197,026	15,190	38,212,216
BRVTR3	33,586,302	400,275,745	411,096,340	566,347	411,662,687	-	411,662,687	411,656,607	6,080	411,662,687
MLVGA3	21,861,652	320,262,685	356,126,309	1,275	356,127,584	-	356,127,584	355,709,751	417,833	356,127,584
DCAP	605,946	23,766,035	28,588,539	47	28,588,586	-	28,588,586	28,557,319	31,267	28,588,586
DCAPS	1,979,699	73,016,714	92,253,972	-	92,253,972	45	92,253,927	92,240,083	13,844	92,253,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	411,792	11,045,271	14,692,744	-	14,692,744	118	14,692,626	14,684,256	8,370	14,692,626
DSIF	3,693,020	135,073,153	237,350,371	156	237,350,527	-	237,350,527	237,006,672	343,855	237,350,527
DSIFS	2,058,640	92,711,165	132,514,670	-	132,514,670	49	132,514,621	132,479,598	35,023	132,514,621
DSRG	918,265	32,441,278	43,378,825	295	43,379,120	-	43,379,120	43,351,654	27,466	43,379,120
DVDLS	17,829	818,132	840,616	-	840,616	5	840,611	840,063	548	840,611
DVMCSS	1,774,208	32,249,853	35,200,286	229	35,200,515	-	35,200,515	35,171,532	28,983	35,200,515
DVSCS	3,584,520	57,692,541	68,320,943	-	68,320,943	34	68,320,909	68,254,126	66,783	68,320,909
CHSMM	6,896,815	6,896,821	6,896,815	10	6,896,825	-	6,896,825	6,896,825	-	6,896,825
CLVHY2	1,178,319	7,687,136	8,000,788	-	8,000,788	39	8,000,749	8,000,749	-	8,000,749
DWVSVS	1,774,739	60,928,101	60,305,623	151	60,305,774	-	60,305,774	60,281,289	24,485	60,305,774
DWVVLS	81,077	2,309,038	2,326,906	17	2,326,923	-	2,326,923	2,326,923	-	2,326,923
ETVFR	6,117,246	56,263,291	55,238,730	-	55,238,730	118	55,238,612	55,233,486	5,126	55,238,612
FQB	425,034	4,722,040	5,023,904	-	5,023,904	12	5,023,892	5,023,892	-	5,023,892
FQBS	1,310,810	14,499,688	15,454,447	-	15,454,447	24	15,454,423	15,454,423	-	15,454,423
FVU2S	49,213	512,890	545,771	-	545,771	-	545,771	545,771	-	545,771
FAMP	5,380,120	77,694,434	91,677,248	382	91,677,630	-	91,677,630	91,581,414	96,216	91,677,630
FB2	37,001,079	660,269,463	837,704,429	188	837,704,617	-	837,704,617	837,511,380	193,237	837,704,617
FC2	1,397,333	55,936,461	65,297,356	-	65,297,356	136	65,297,220	65,297,220	-	65,297,220
FEI2	13,034,627	273,940,034	302,142,644	-	302,142,644	133	302,142,511	302,112,920	29,591	302,142,511
FEIP	11,035,151	232,042,396	263,740,115	1,673	263,741,788	-	263,741,788	263,346,266	395,522	263,741,788
FEMS2	1,795,764	23,269,095	26,469,557	-	26,469,557	82	26,469,475	26,469,475	-	26,469,475
FF10S	399,489	5,063,689	5,696,719	-	5,696,719	11	5,696,708	5,696,708	-	5,696,708
FF10S2	20,882,980	258,766,573	295,911,827	289	295,912,116	-	295,912,116	295,834,904	77,212	295,912,116
FF20S	542,401	7,345,991	8,119,743	-	8,119,743	12	8,119,731	8,119,731	-	8,119,731
FF20S2	28,307,238	333,883,727	422,343,986	-	422,343,986	90	422,343,896	421,937,337	406,559	422,343,896
FF30S	931,247	12,743,049	15,635,644	14	15,635,658	-	15,635,658	15,635,658	-	15,635,658
FF30S2	4,884,875	67,092,118	81,723,966	-	81,723,966	31	81,723,935	81,714,212	9,723	81,723,935
FG2	5,991,582	402,636,241	602,633,315	-	602,633,315	16,756	602,616,559	602,332,549	284,010	602,616,559
FGI2	29,566,863	583,860,386	642,192,271	12	642,192,283	-	642,192,283	642,192,283	-	642,192,283
FGP	5,252,906	268,159,729	541,049,298	3,944	541,053,242	-	541,053,242	540,162,585	890,657	541,053,242
FHIP	6,401,649	34,548,768	33,992,755	-	33,992,755	175	33,992,580	33,944,173	48,407	33,992,580
FIGBP2	70,582,290	895,398,514	968,389,017	-	968,389,017	192	968,388,825	968,324,680	64,145	968,388,825
FIGBS	1,144,545	14,784,593	15,932,073	-	15,932,073	92	15,931,981	15,901,461	30,520	15,931,981
FMC2	6,483,129	196,431,648	241,755,867	-	241,755,867	295	241,755,572	241,712,950	42,622	241,755,572
FMCS	430,879	14,065,348	16,494,047	7	16,494,054	-	16,494,054	16,479,421	14,633	16,494,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	4,041,173	58,079,475	41,906,965	-	41,906,965	149	41,906,816	41,896,057	10,759	41,906,816
FO2	3,849,641	76,909,427	101,053,065	-	101,053,065	48	101,053,017	100,929,052	123,965	101,053,017
FOP	2,042,860	39,457,574	54,176,655	4,007	54,180,662	-	54,180,662	54,134,921	45,741	54,180,662
FRESS2	479,238	8,838,043	8,199,771	-	8,199,771	44	8,199,727	8,199,727	-	8,199,727
FVSS	268,206	3,443,850	3,623,462	-	3,623,462	37	3,623,425	3,623,425	-	3,623,425
FVSS2	369,117	4,768,632	5,049,517	-	5,049,517	133	5,049,384	5,027,608	21,776	5,049,384
FTVDM2	795,294	6,992,592	9,257,228	-	9,257,228	62	9,257,166	9,257,166	-	9,257,166
FTVFA2	15,724,448	97,150,546	85,383,751	-	85,383,751	104	85,383,647	85,283,835	99,812	85,383,647
FTVGI2	5,920,195	100,094,554	81,817,089	-	81,817,089	700	81,816,389	81,577,433	238,956	81,816,389
FTVIS2	13,648,504	205,675,121	205,273,504	7	205,273,511	-	205,273,511	205,226,747	46,764	205,273,511
FTVMD2	53,342	908,601	902,008	-	902,008	7	902,001	902,001	-	902,001
FTVRD2	1,103,752	27,703,097	32,163,346	-	32,163,346	34	32,163,312	32,143,688	19,624	32,163,312
FTVSI2	163,484	1,716,923	1,693,694	-	1,693,694	5	1,693,689	1,693,689	-	1,693,689
FTVSV2	5,318,928	77,788,615	77,124,455	-	77,124,455	132	77,124,323	77,109,801	14,522	77,124,323
TIF2	1,990,192	29,020,718	26,429,753	-	26,429,753	19	26,429,734	26,415,652	14,082	26,429,734
GVGMNS	786,566	9,329,418	9,902,865	-	9,902,865	71	9,902,794	9,889,514	13,280	9,902,794
GVMSAS	207,395	1,881,817	1,959,882	13	1,959,895	-	1,959,895	1,959,895	-	1,959,895
GVSSCS	38,267	452,343	512,394	47	512,441	-	512,441	512,441	-	512,441
RSRF	478	7,401	6,890	-	6,890	1	6,889	6,889	-	6,889
RVARS	536,978	13,108,663	13,752,012	-	13,752,012	64	13,751,948	13,727,695	24,253	13,751,948
ACEG2	73,845	4,868,185	6,225,890	39	6,225,929	-	6,225,929	6,224,889	1,040	6,225,929
IVBRA1	25,126	272,023	263,316	-	263,316	-	263,316	263,316	-	263,316
IVMCC2	1,492,753	17,329,678	15,285,792	-	15,285,792	33	15,285,759	15,253,477	32,282	15,285,759
OVAG	138,036	10,754,697	14,760,175	-	14,760,175	42	14,760,133	14,759,687	446	14,760,133
OVAG2	175,378	11,952,764	17,195,837	-	17,195,837	37	17,195,800	17,195,800	-	17,195,800
OVB	2,073,873	16,377,883	17,482,748	217	17,482,965	-	17,482,965	17,447,533	35,432	17,482,965
OVGI	395,561	11,117,314	11,831,235	-	11,831,235	70	11,831,165	11,831,165	-	11,831,165
OVGIS	6,160,963	169,943,241	181,748,394	1,035	181,749,429	-	181,749,429	181,677,490	71,939	181,749,429
OVGS	2,892,641	116,017,586	150,764,444	227	150,764,671	-	150,764,671	150,555,876	208,795	150,764,671
OVGSS	2,671,567	107,601,246	137,211,700	316	137,212,016	-	137,212,016	136,993,181	218,835	137,212,016
OVIG	597,947	1,417,045	1,740,025	1	1,740,026	-	1,740,026	1,740,026	-	1,740,026
OVIGS	22,470,360	55,525,768	68,309,894	-	68,309,894	85	68,309,809	68,309,809	-	68,309,809
OVMS	1,399,294	19,444,395	25,089,336	45	25,089,381	-	25,089,381	25,020,942	68,439	25,089,381
OVSB	321,529	1,572,428	1,556,199	12	1,556,211	-	1,556,211	1,556,211	-	1,556,211
OVSBS	938,452	4,799,271	4,692,260	4	4,692,264	-	4,692,264	4,692,036	228	4,692,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSC	198,885	4,684,958	5,453,427	33	5,453,460	-	5,453,460	5,442,363	11,097	5,453,460
OVSCS	4,238,568	93,334,069	114,059,875	-	114,059,875	39,465	114,020,410	113,886,441	133,969	114,020,410
WRASP	13,995,351	136,940,802	146,145,054	-	146,145,054	264	146,144,790	145,790,113	354,677	146,144,790
WRENG	21,228	48,387	52,665	-	52,665	7	52,658	52,658	-	52,658
WRHIP	18,859,857	66,495,602	64,032,986	-	64,032,986	87	64,032,899	63,866,020	166,879	64,032,899
WRMCG	11,265,985	141,683,432	196,974,481	-	196,974,481	170	196,974,311	196,974,311	-	196,974,311
WRPAP	2,365	11,467	11,626	-	11,626	8	11,618	11,618	-	11,618
WRPCP	521,133	2,525,396	2,769,719	-	2,769,719	36	2,769,683	2,769,683	-	2,769,683
WRPMAP	7,005,734	34,602,324	36,310,718	12	36,310,730	-	36,310,730	36,310,730	-	36,310,730
WRPMAV	867,787	4,414,803	4,735,687	-	4,735,687	6	4,735,681	4,735,681	-	4,735,681
WRPMCP	1,015,616	5,269,496	5,345,795	-	5,345,795	37	5,345,758	5,345,758	-	5,345,758
WRPMCV	233,600	1,218,639	1,317,338	-	1,317,338	9	1,317,329	1,317,329	-	1,317,329
WRPMMV	826,269	4,353,063	4,763,521	-	4,763,521	8	4,763,513	4,763,513	-	4,763,513
WRPMP	3,878,391	19,342,091	19,958,978	-	19,958,978	56,980	19,901,998	19,901,998	-	19,901,998
JPICB2	1,504,747	17,297,662	17,635,636	20	17,635,656	-	17,635,656	17,635,656	-	17,635,656
JPMMV1	852,625	8,890,322	9,285,090	36	9,285,126	-	9,285,126	9,285,126	-	9,285,126
JABS	219,443	7,528,776	10,116,320	8	10,116,328	-	10,116,328	10,116,328	-	10,116,328
JACAS	2,981,252	104,437,095	157,887,122	-	157,887,122	174	157,886,948	157,842,388	44,560	157,886,948
JAFBS	6,449,902	84,323,491	90,169,627	-	90,169,627	54	90,169,573	90,145,783	23,790	90,169,573
JAGTS	12,471,893	170,672,394	255,673,809	-	255,673,809	62	255,673,747	255,649,680	24,067	255,673,747
JAIGS	986,473	27,875,993	36,085,170	-	36,085,170	164	36,085,006	36,077,653	7,353	36,085,006
JAMGS	26,287	1,894,071	2,299,096	-	2,299,096	32	2,299,064	2,299,064	-	2,299,064
LZREMS	2,079,703	42,445,361	43,944,127	35	43,944,162	-	43,944,162	43,856,657	87,505	43,944,162
LOVSDC	55,687	799,276	797,445	-	797,445	11	797,434	797,434	-	797,434
LOVTRC	3,618,528	61,078,117	62,781,453	-	62,781,453	55	62,781,398	62,781,398	-	62,781,398
MNCPS2	14,682	205,987	264,196	-	264,196	8	264,188	264,188	-	264,188
M2IGSS	274,910	4,972,979	6,782,041	-	6,782,041	44	6,781,997	6,781,997	-	6,781,997
MNDSC	3,855,666	70,684,688	91,032,270	-	91,032,270	2	91,032,268	91,032,268	-	91,032,268
MV2RIS	112,282	1,890,475	2,009,842	-	2,009,842	33	2,009,809	2,009,809	-	2,009,809
MV3MVS	485,467	3,930,667	4,126,468	-	4,126,468	6	4,126,462	4,126,462	-	4,126,462
MVFSC	19,066,688	330,254,343	380,571,095	-	380,571,095	136	380,570,959	380,449,667	121,292	380,570,959
MVIGSC	861,567	12,164,877	13,698,914	-	13,698,914	13	13,698,901	13,698,901	-	13,698,901
MVIVSC	9,201,606	219,968,771	317,179,342	-	317,179,342	308	317,179,034	316,939,311	239,723	317,179,034
MVRBSS	21,508	296,570	298,105	-	298,105	8	298,097	298,097	-	298,097
MVUSC	6,643	196,575	230,453	3	230,456	-	230,456	230,456	-	230,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	517	5,987	6,312	-	6,312	5	6,307	6,307	-	6,307
MSEM	155,819	1,230,820	1,206,039	-	1,206,039	74	1,205,965	1,205,965	-	1,205,965
MSEMB	68,262	529,192	523,568	26	523,594	-	523,594	523,594	-	523,594
MSGI2	1,526,761	11,564,072	11,756,062	24	11,756,086	-	11,756,086	11,680,553	75,533	11,756,086
MSVF2	840,808	9,257,072	9,820,642	18	9,820,660	-	9,820,660	9,812,067	8,593	9,820,660
MSVFI	201,321	2,311,172	2,359,483	-	2,359,483	78	2,359,405	2,329,063	30,342	2,359,405
MSVRE	839	15,153	14,375	1	14,376	-	14,376	-	14,376	14,376
MSVREB	59	978	997	-	997	18	979	-	979	979
VKVGR2	32,138	316,591	275,100	-	275,100	6	275,094	275,094	-	275,094
DTRTFB	1,047,226	10,761,682	10,660,756	-	10,660,756	29	10,660,727	10,660,727	-	10,660,727
EIF	256,472	4,775,115	4,972,986	4	4,972,990	-	4,972,990	4,972,990	-	4,972,990
EIF2	19,049,511	318,727,810	365,941,098	-	365,941,098	329	365,940,769	365,770,918	169,851	365,940,769
GBF	16,484,124	182,533,874	186,105,762	230	186,105,992	-	186,105,992	185,949,751	156,241	186,105,992
GBF2	22,245	253,550	250,475	-	250,475	1	250,474	250,474	-	250,474
GEM	564,948	6,808,046	8,451,621	72	8,451,693	-	8,451,693	8,442,330	9,363	8,451,693
GEM2	3,732,309	43,744,998	55,088,882	-	55,088,882	128	55,088,754	54,869,952	218,802	55,088,754
GIG	1,198,744	12,745,533	13,917,415	4	13,917,419	-	13,917,419	13,883,721	33,698	13,917,419
GVAAA2	264,140,443	5,598,844,429	7,049,908,434	38,543	7,049,946,977	-	7,049,946,977	7,049,209,443	737,534	7,049,946,977
GVABD2	291,820,290	3,392,199,918	3,685,690,258	30,213	3,685,720,471	-	3,685,720,471	3,685,516,787	203,684	3,685,720,471
GVAGG2	10,803,235	327,191,642	434,830,204	-	434,830,204	198	434,830,006	434,739,348	90,658	434,830,006
GVAGI2	69,461,272	3,605,846,413	3,919,699,570	48,128	3,919,747,698	-	3,919,747,698	3,919,388,576	359,122	3,919,747,698
GVAGR2	8,003,378	682,848,039	966,968,118	-	966,968,118	172	966,967,946	966,546,811	421,135	966,967,946
GVDMA	51,767,479	606,551,906	680,742,345	31	680,742,376	-	680,742,376	680,589,652	152,724	680,742,376
GVDMC	61,741,868	674,529,058	694,596,011	120	694,596,131	-	694,596,131	694,408,915	187,216	694,596,131
GVEX1	34,845	629,240	779,135	-	779,135	4	779,131	779,131	-	779,131
GVEX2	51,779,694	867,196,522	1,150,027,010	-	1,150,027,010	256	1,150,026,754	1,149,853,307	173,447	1,150,026,754
GVIDA	13,998,067	170,246,294	182,674,780	444	182,675,224	-	182,675,224	182,634,042	41,182	182,675,224
GVIDC	63,851,698	639,077,428	672,996,901	-	672,996,901	352	672,996,549	672,943,697	52,852	672,996,549
GVIDM	168,974,398	1,902,551,587	2,039,520,989	-	2,039,520,989	1,793	2,039,519,196	2,038,626,438	892,758	2,039,519,196
GVIX2	354,506	3,229,495	3,686,858	-	3,686,858	4	3,686,854	3,686,854	-	3,686,854
GVIX8	11,076,654	104,216,041	114,532,605	-	114,532,605	178	114,532,427	114,470,863	61,564	114,532,427
HIBF	8,515,035	55,016,508	55,773,480	-	55,773,480	78	55,773,402	55,741,170	32,232	55,773,402
IDPG2	94,589,294	1,022,765,885	1,133,179,746	172	1,133,179,918	-	1,133,179,918	1,133,179,918	-	1,133,179,918
IDPGI2	41,630,126	445,440,646	474,999,735	-	474,999,735	76	474,999,659	474,999,659	-	474,999,659
MCIF	13,204,123	298,398,176	302,770,534	-	302,770,534	302	302,770,232	302,651,452	118,780	302,770,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF2	35,785	735,925	810,170	-	810,170	-	810,170	810,170	-	810,170
MSBF	23,689,859	215,500,367	217,946,700	-	217,946,700	178	217,946,522	217,929,488	17,034	217,946,522
NAMAA2	209,881,655	2,233,842,667	2,526,975,130	328	2,526,975,458	-	2,526,975,458	2,526,975,458	-	2,526,975,458
NAMGI2	49,595,354	534,918,026	587,208,993	-	587,208,993	11	587,208,982	587,199,971	9,011	587,208,982
NCPG2	116,215,093	1,229,126,660	1,310,906,248	-	1,310,906,248	298	1,310,905,950	1,310,905,950	-	1,310,905,950
NCPGI2	52,797,012	555,627,838	580,239,166	-	580,239,166	55	580,239,111	580,239,111	-	580,239,111
NJMMA2	1,030,771	10,089,435	10,307,711	9	10,307,720	-	10,307,720	10,307,720	-	10,307,720
NJNDE2	846,266	10,096,978	11,526,140	-	11,526,140	32	11,526,108	11,526,108	-	11,526,108
NVAMV1	2,160,899	33,885,351	32,305,442	44	32,305,486	-	32,305,486	32,282,086	23,400	32,305,486
NVAMV2	5,004,340	68,910,495	74,314,453	-	74,314,453	125	74,314,328	74,166,607	147,721	74,314,328
NVAMVX	263,267	3,435,472	3,927,947	-	3,927,947	18	3,927,929	3,927,929	-	3,927,929
NVAMVZ	10,967,597	138,029,953	161,881,730	-	161,881,730	157	161,881,573	161,881,573	-	161,881,573
NVBX	242,815	2,673,727	2,714,671	-	2,714,671	7	2,714,664	2,714,664	-	2,714,664
NVCBD1	335,368	3,775,758	3,839,968	12	3,839,980	-	3,839,980	3,839,980	-	3,839,980
NVCBD2	9,366,592	102,435,444	106,872,813	-	106,872,813	119	106,872,694	106,635,122	237,572	106,872,694
NVCCA2	225,839,331	2,338,022,115	2,393,896,909	-	2,393,896,909	136	2,393,896,773	2,393,718,334	178,439	2,393,896,773
NVCCN2	66,097,836	681,227,237	720,466,409	-	720,466,409	106	720,466,303	720,439,570	26,733	720,466,303
NVCMA2	33,053,381	321,183,514	314,337,657	-	314,337,657	107	314,337,550	314,337,550	-	314,337,550
NVCMC2	63,295,028	681,602,885	700,675,957	95	700,676,052	-	700,676,052	700,538,949	137,103	700,676,052
NVCMD2	213,850,340	2,265,486,240	2,318,137,687	-	2,318,137,687	151	2,318,137,536	2,317,991,926	145,610	2,318,137,536
NVCRA2	7,769,799	75,514,965	84,146,920	-	84,146,920	99	84,146,821	84,142,232	4,589	84,146,821
NVCRB2	180,716,237	1,968,771,307	2,020,407,532	-	2,020,407,532	242	2,020,407,290	2,020,186,357	220,933	2,020,407,290
NVDBL2	95,950,931	1,421,921,461	1,554,405,077	-	1,554,405,077	183	1,554,404,894	1,554,393,423	11,471	1,554,404,894
NVDCA2	76,846,892	1,233,714,819	1,407,835,067	-	1,407,835,067	145	1,407,834,922	1,407,641,163	193,759	1,407,834,922
NVFIII	1,235,310	13,906,205	13,959,004	-	13,959,004	35	13,958,969	13,958,969	-	13,958,969
NVGEII	766,637	8,745,674	10,357,260	8	10,357,268	-	10,357,268	10,357,268	-	10,357,268
NVIE6	3,743,468	38,281,884	43,049,880	-	43,049,880	81	43,049,799	43,019,167	30,632	43,049,799
NVLCP2	6,851,052	79,020,894	83,788,370	-	83,788,370	116	83,788,254	83,780,048	8,206	83,788,254
NVMGA2	28,174,553	285,483,802	339,221,612	-	339,221,612	83	339,221,529	339,221,529	-	339,221,529
NVMIG1	2,618,222	28,809,414	31,654,306	-	31,654,306	131	31,654,175	31,616,626	37,549	31,654,175
NVMIG6	10,812,679	114,132,633	129,860,280	-	129,860,280	42,460	129,817,820	129,813,503	4,317	129,817,820
NVMIVX	188,795	1,730,664	2,031,439	-	2,031,439	2	2,031,437	2,022,842	8,595	2,031,437
NVMIVZ	5,526,626	50,794,896	59,466,497	-	59,466,497	126	59,466,371	59,459,292	7,079	59,466,371
NVMLG1	1,147,535	11,888,665	10,258,964	30	10,258,994	-	10,258,994	10,220,466	38,528	10,258,994
NVMLG2	14,990,989	154,750,194	130,571,512	191	130,571,703	-	130,571,703	130,518,305	53,398	130,571,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMM2	124,758	124,758	124,758	1	124,759	-	124,759	124,759	-	124,759
NVMMG1	18,641,195	202,813,257	258,180,547	29	258,180,576	-	258,180,576	257,743,310	437,266	258,180,576
NVMMG2	12,641,911	121,271,439	160,805,113	553	160,805,666	-	160,805,666	160,767,539	38,127	160,805,666
NVMMV1	70,437	669,936	544,476	-	544,476	-	544,476	544,476	-	544,476
NVMMV2	27,203,403	255,376,991	211,914,506	321	211,914,827	-	211,914,827	211,836,954	77,873	211,914,827
NVNMO1	6,343,604	62,967,468	77,645,710	-	77,645,710	256	77,645,454	77,486,527	158,927	77,645,454
NVNMO2	3,701,422	40,743,679	44,528,103	-	44,528,103	85	44,528,018	44,522,365	5,653	44,528,018
NVNSR1	142,311	1,919,642	2,003,742	8	2,003,750	-	2,003,750	2,003,750	-	2,003,750
NVNSR2	7,269,583	93,627,388	102,283,027	796	102,283,823	-	102,283,823	102,250,745	33,078	102,283,823
NVOLG1	22,587,724	403,143,407	425,552,713	1,197	425,553,910	-	425,553,910	424,894,407	659,503	425,553,910
NVOLG2	15,992,935	271,205,710	297,788,445	-	297,788,445	289	297,788,156	297,599,928	188,228	297,788,156
NVRE1	5,150,315	36,017,432	37,391,288	-	37,391,288	283	37,391,005	37,235,512	155,493	37,391,005
NVRE2	10,562,033	70,244,783	75,729,779	-	75,729,779	11,573	75,718,206	75,696,655	21,551	75,718,206
NVSIX2	15,873,141	150,219,454	144,763,046	-	144,763,046	160	144,762,886	144,650,552	112,334	144,762,886
NVSTB2	15,414,068	158,722,054	160,152,171	-	160,152,171	150	160,152,021	160,138,621	13,400	160,152,021
NVTIV3	17,902,356	195,517,629	192,629,349	395	192,629,744	-	192,629,744	192,611,982	17,762	192,629,744
SAM	674,982,266	674,982,266	674,982,266	-	674,982,266	49,659	674,932,607	673,618,552	1,314,055	674,932,607
SCF	3,264,139	63,301,671	65,250,134	39	65,250,173	-	65,250,173	65,038,038	212,135	65,250,173
SCF2	2,483,769	42,710,392	45,378,459	-	45,378,459	41,595	45,336,864	45,295,758	41,106	45,336,864
SCGF	441,043	7,455,551	8,666,495	13	8,666,508	-	8,666,508	8,666,508	-	8,666,508
SCGF2	2,911,089	41,478,607	50,245,399	-	50,245,399	123	50,245,276	50,240,174	5,102	50,245,276
SCVF	2,501,029	27,640,763	21,934,024	404	21,934,428	-	21,934,428	21,823,005	111,423	21,934,428
SCVF2	4,530,566	44,464,885	37,875,530	-	37,875,530	61,145	37,814,385	37,813,407	978	37,814,385
TRF	5,560,013	65,602,961	130,827,095	849	130,827,944	-	130,827,944	130,225,742	602,202	130,827,944
TRF2	4,673,815	73,264,551	109,460,757	1,041	109,461,798	-	109,461,798	109,423,208	38,590	109,461,798
AMCG	451	13,590	17,953	313	18,266	-	18,266	-	18,266	18,266
AMINS	7,769	104,159	114,208	5	114,213	-	114,213	114,213	-	114,213
AMMCGS	104,368	2,798,537	3,763,505	-	3,763,505	97	3,763,408	3,763,408	-	3,763,408
AMSRS	529,672	11,837,931	16,255,627	133	16,255,760	-	16,255,760	16,216,468	39,292	16,255,760
AMTB	5,468,598	57,859,390	58,404,630	-	58,404,630	31	58,404,599	58,389,512	15,087	58,404,599
NOTB4	697,231	7,899,966	8,101,826	-	8,101,826	48	8,101,778	8,101,778	-	8,101,778
NOTG4	388,444	4,476,050	4,591,411	7	4,591,418	-	4,591,418	4,591,418	-	4,591,418
NOTMG4	547,252	6,421,423	6,654,584	-	6,654,584	15	6,654,569	6,654,569	-	6,654,569
PMUBA	5,722	59,814	60,598	4	60,602	-	60,602	60,602	-	60,602
PMVAAD	3,549,090	37,613,190	39,785,294	-	39,785,294	46	39,785,248	39,742,420	42,828	39,785,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	980,802	12,632,782	13,181,980	1,514	13,183,494	-	13,183,494	13,179,737	3,757	13,183,494
PMVFAD	1,528,953	15,769,039	16,099,874	452	16,100,326	-	16,100,326	16,100,326	-	16,100,326
PMVFHA	53,228	582,666	598,287	15	598,302	-	598,302	598,302	-	598,302
PMVHYD	39,850	304,819	319,196	22	319,218	-	319,218	319,218	-	319,218
PMVIV	162,186	1,743,229	1,785,667	45	1,785,712	-	1,785,712	1,785,712	-	1,785,712
PMVLAD	37,157,911	384,607,549	385,699,111	-	385,699,111	44,202	385,654,909	385,632,417	22,492	385,654,909
PMVRA	35,919	461,328	499,999	25	500,024	-	500,024	500,024	-	500,024
PMVRSD	17,830	113,418	109,298	1	109,299	-	109,299	109,299	-	109,299
PMVSTA	6,952,525	71,922,533	72,445,315	796	72,446,111	-	72,446,111	72,446,111	-	72,446,111
PMVTRD	33,841,362	371,789,249	392,221,384	12,536	392,233,920	-	392,233,920	392,219,285	14,635	392,233,920
PVEIB	413,930	9,795,446	10,559,359	-	10,559,359	10	10,559,349	10,559,349	-	10,559,349
PVGOB	503,890	5,684,105	7,331,600	81	7,331,681	-	7,331,681	7,331,681	-	7,331,681
PVIGIB	81,755	791,484	836,358	-	836,358	10	836,348	836,348	-	836,348
PVTIGB	742,282	10,843,647	12,232,800	-	12,232,800	181	12,232,619	12,143,675	88,944	12,232,619
HVSIT	1,323,180	15,770,426	16,632,371	-	16,632,371	97	16,632,274	16,628,460	3,814	16,632,274
ROCSC	30,576	257,301	226,565	-	226,565	7	226,558	226,558	-	226,558
TRHS2	5,699,899	237,903,156	330,366,136	-	330,366,136	1,010	330,365,126	330,010,263	354,863	330,365,126
VVGGS	69,635	824,602	813,331	-	813,331	16	813,315	813,315	-	813,315
VWBF	654,320	5,848,445	5,777,642	213	5,777,855	-	5,777,855	5,762,387	15,468	5,777,855
VWEM	884,577	11,697,123	14,940,512	206	14,940,718	-	14,940,718	14,922,367	18,351	14,940,718
VWHA	477,489	14,148,962	10,733,942	-	10,733,942	34	10,733,908	10,688,952	44,956	10,733,908
VWHAS	1,380,971	25,679,277	29,759,929	-	29,759,929	134	29,759,795	29,745,133	14,662	29,759,795
VRVDRA	127,151	2,265,306	2,251,837	-	2,251,837	18	2,251,819	2,251,819	-	2,251,819
SVDF	1,545	42,128	75,302	60	75,362	-	75,362	-	75,362	75,362
SVOF	9,676	237,313	286,692	-	286,692	582	286,110	-	286,110	286,110
WFVOG2	482	12,216	19,491	27	19,518	-	19,518	19,518	-	19,518
WFVSCG	9,223,399	98,147,834	135,768,429	-	135,768,429	47	135,768,382	135,764,009	4,373	135,768,382

Total (unaudited)			$59,291,266,825	$863,304	$59,292,130,129	$380,559	$59,291,749,570	$59,274,088,038	$17,661,532	$59,291,749,570

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$622,756,821	6,745	1,006	198,566	47,189	18,026	5,146	707,729
Mortality and expense risk charges (note 2)	(789,525,541)	(1,244)	(331)	(244,274)	(52,812)	(16,191)	(2,041)	(1,348,589)

Net investment income (loss)	(166,768,720)	5,501	675	(45,708)	(5,623)	1,835	3,105	(640,860)

Realized gain (loss) on investments	555,358,571	(1,567)	31	102,861	141,422	(53,219)	(53,692)	(5,375,199)
Change in unrealized gain (loss) on investments	2,892,786,117	14,494	2,197	299,157	(374,094)	78,134	58,449	7,341,087

Net gain (loss) on investments	3,448,144,688	12,927	2,228	402,018	(232,672)	24,915	4,757	1,965,888

Reinvested capital gains	2,411,773,593	9,611	-	-	194,656	-	23,554	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693,149,561	28,039	2,903	356,310	(43,639)	26,750	31,416	5,684,761

Investment Activity:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	702	15,491	292,237	-	33	243,419	54,570
Mortality and expense risk charges (note 2)	(3,958)	(84)	(682)	(335,020)	(417)	(97)	(165,854)	(43,370)

Net investment income (loss)	(3,958)	618	14,809	(42,783)	(417)	(64)	77,565	11,200

Realized gain (loss) on investments	124,986	(292)	119	754,732	491	129	95,450	46,884
Change in unrealized gain (loss) on investments	(4,137)	(6,872)	(7,730)	1,026,097	8,731	1,289	446,782	79,600

Net gain (loss) on investments	120,849	(7,164)	(7,611)	1,780,829	9,222	1,418	542,232	126,484

Reinvested capital gains	61,772	-	2,193	884,695	3,684	98	620,921	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	$178,663	(6,546)	9,391	2,622,741	12,489	1,452	1,240,718	301,143

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$29,167	2,636,048	157,836	2,394,631	13,615	14,790	68,120	42,639
Mortality and expense risk charges (note 2)	(7,634)	(2,970,414)	(105,783)	(2,198,898)	(3,220)	(9,540)	(160,173)	(6,102)

Net investment income (loss)	21,533	(334,366)	52,053	195,733	10,395	5,250	(92,053)	36,537

Realized gain (loss) on investments	8,344	(631,533)	(163,750)	(1,335,632)	(17,138)	5,312	597,966	(26,092)
Change in unrealized gain (loss) on investments	128,343	15,530,923	(168,205)	2,377,797	75,206	29,640	4,535,121	22,444

Net gain (loss) on investments	136,687	14,899,390	(331,955)	1,042,165	58,068	34,952	5,133,087	(3,648)

Reinvested capital gains	-	-	-	-	-	16,139	285,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,220	14,565,024	(279,902)	1,237,898	68,463	56,341	5,326,442	32,889

Investment Activity:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$8,908	3,912	623	1,275	-	10,616,488	4,242,209	1,657,962
Mortality and expense risk charges (note 2)	(2,613)	(794)	(2,980)	(1,708)	(25)	(10,714,363)	(3,159,697)	(501,459)

Net investment income (loss)	6,295	3,118	(2,357)	(433)	(25)	(97,875)	1,082,512	1,156,503

Realized gain (loss) on investments	(13,306)	2	16,727	30,165	1	6,575,301	2,506,394	405,060
Change in unrealized gain (loss) on investments	51,839	4,206	103,534	11,749	921	(7,037,210)	(5,505,137)	71,653

Net gain (loss) on investments	38,533	4,208	120,261	41,914	922	(461,909)	(2,998,743)	476,713

Reinvested capital gains	3,462	-	30,106	-	-	27,646,549	8,022,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,290	7,326	148,010	41,481	897	27,086,765	6,105,994	1,633,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$7,053,788	4,068,802	208,016	477,347	97,940	3,331,213	1,595,755	420,435
Mortality and expense risk charges (note 2)	(5,265,219)	(5,248,674)	(350,147)	(1,317,379)	(169,594)	(2,824,123)	(1,785,004)	(508,406)

Net investment income (loss)	1,788,569	(1,179,872)	(142,131)	(840,032)	(71,654)	507,090	(189,249)	(87,971)

Realized gain (loss) on investments	2,240,827	(2,674,484)	(60,083)	(2,765,467)	721,633	14,942,940	9,563,141	1,492,526
Change in unrealized gain (loss) on investments	1,051,473	39,833,585	3,349,058	13,851,582	1,084,393	4,589,487	1,463,440	6,196,974

Net gain (loss) on investments	3,292,300	37,159,101	3,288,975	11,086,115	1,806,026	19,532,427	11,026,581	7,689,500

Reinvested capital gains	19,732,303	19,882,654	2,206,248	7,257,727	962,079	13,230,619	7,535,441	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	$24,813,172	55,861,883	5,353,092	17,503,810	2,696,451	33,270,136	18,372,773	8,057,782

Investment Activity:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	DWVVLS	ETVFR
Reinvested dividends	$3,147	152,909	599,952	17,455	423,998	529,831	40,581	1,899,407
Mortality and expense risk charges (note 2)	(9,489)	(460,273)	(832,774)	(67,167)	(116,304)	(770,004)	(9,477)	(887,737)

Net investment income (loss)	(6,342)	(307,364)	(232,822)	(49,712)	307,694	(240,173)	31,104	1,011,670

Realized gain (loss) on investments	(17,665)	(1,360,261)	(1,340,694)	-	(177,622)	(2,289,240)	(63,348)	(1,150,357)
Change in unrealized gain (loss) on investments	148,083	3,983,603	4,360,485	-	101,082	(728,310)	(113,435)	(219,735)

Net gain (loss) on investments	130,418	2,623,342	3,019,791	-	(76,540)	(3,017,550)	(176,783)	(1,370,092)

Reinvested capital gains	-	-	3,416,214	-	-	3,020,876	110,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,076	2,315,978	6,203,183	(49,712)	231,154	(236,847)	(34,852)	(358,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP
Reinvested dividends	$137,250	399,466	10,726	1,263,235	9,037,028	10,789	4,439,334	4,336,638
Mortality and expense risk charges (note 2)	(65,156)	(230,893)	(7,509)	(1,125,326)	(9,679,453)	(422,124)	(4,144,505)	(3,210,590)

Net investment income (loss)	72,094	168,573	3,217	137,909	(642,425)	(411,335)	294,829	1,126,048

Realized gain (loss) on investments	(23,895)	48,716	539	566,670	13,396,754	551,280	(2,675,167)	8,579,802
Change in unrealized gain (loss) on investments	247,483	689,589	(7,642)	9,049,351	122,874,645	8,648,044	4,376,038	(9,914,679)

Net gain (loss) on investments	223,588	738,305	(7,103)	9,616,021	136,271,399	9,199,324	1,700,871	(1,334,877)

Reinvested capital gains	14,700	46,726	-	1,113,774	9,452,230	91,477	12,727,690	11,340,566

Net increase (decrease) in contract owners’ equity resulting from operations	$310,382	953,604	(3,886)	10,867,704	145,081,204	8,879,466	14,723,390	11,131,737

Investment Activity:	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2
Reinvested dividends	$77,951	63,913	2,940,583	88,103	4,010,965	159,280	712,759	189,470
Mortality and expense risk charges (note 2)	(152,385)	(69,449)	(3,873,623)	(103,888)	(5,692,673)	(176,951)	(1,111,455)	(7,269,355)

Net investment income (loss)	(74,434)	(5,536)	(933,040)	(15,785)	(1,681,708)	(17,671)	(398,696)	(7,079,885)

Realized gain (loss) on investments	(71,482)	39,952	5,595,015	159,410	7,938,773	264,049	833,188	12,923,529
Change in unrealized gain (loss) on investments	2,713,016	316,076	11,286,745	305,179	19,401,813	1,108,798	6,265,560	118,042,821

Net gain (loss) on investments	2,641,534	356,028	16,881,760	464,589	27,340,586	1,372,847	7,098,748	130,966,350

Reinvested capital gains	1,045,404	226,757	11,400,157	486,463	23,282,960	667,285	3,439,449	44,077,475

Net increase (decrease) in contract owners’ equity resulting from operations	$3,612,504	577,249	27,348,877	935,267	48,941,838	2,022,461	10,139,501	167,963,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$10,560,199	335,485	1,659,730	18,904,010	323,260	820,474	78,918	1,038,728
Mortality and expense risk charges (note 2)	(7,149,052)	(5,989,561)	(447,254)	(12,349,553)	(200,673)	(3,212,694)	(186,596)	(648,749)

Net investment income (loss)	3,411,147	(5,654,076)	1,212,476	6,554,457	122,587	(2,392,220)	(107,678)	389,979

Realized gain (loss) on investments	880,094	31,571,724	(816,619)	2,431,547	155,323	(5,258,998)	(475,616)	(16,024,519)
Change in unrealized gain (loss) on investments	22,995,021	95,922,433	(107,392)	53,978,591	827,564	45,398,980	2,733,253	(3,474,100)

Net gain (loss) on investments	23,875,115	127,494,157	(924,011)	56,410,138	982,887	40,139,982	2,257,637	(19,498,619)

Reinvested capital gains	24,600,061	42,663,530	-	337,730	5,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,886,323	164,503,611	288,465	63,302,325	1,110,899	37,747,762	2,149,959	(19,108,640)

Investment Activity:	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2
Reinvested dividends	$195,293	211,505	153,201	36,893	44,294	349,671	1,284,467	7,472,551
Mortality and expense risk charges (note 2)	(1,375,286)	(638,776)	(110,662)	(40,451)	(60,294)	(120,207)	(1,351,364)	(1,390,036)

Net investment income (loss)	(1,179,993)	(427,271)	42,539	(3,558)	(16,000)	229,464	(66,897)	6,082,515

Realized gain (loss) on investments	1,346,325	2,046,992	(434,576)	(176,123)	79,333	505,950	(7,581,609)	(4,140,984)
Change in unrealized gain (loss) on investments	11,914,755	4,608,547	(786,567)	114,317	(51,309)	133,488	(7,827,403)	(8,446,562)

Net gain (loss) on investments	13,261,080	6,655,539	(1,221,143)	(61,806)	28,024	639,438	(15,409,012)	(12,587,546)

Reinvested capital gains	394,022	223,482	346,315	183,590	242,694	219,442	22,886,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,475,109	6,451,750	(832,289)	118,226	254,718	1,088,344	7,410,269	(6,505,031)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$11,985,751	24,300	389,396	66,621	1,053,771	816,726	27,189	35,542
Mortality and expense risk charges (note 2)	(3,349,976)	(4,989)	(448,063)	(6,415)	(990,956)	(354,586)	(157,272)	(23,931)

Net investment income (loss)	8,635,775	19,311	(58,667)	60,206	62,815	462,140	(130,083)	11,611

Realized gain (loss) on investments	(9,642,551)	(183,482)	890,222	1,677	(8,019,412)	(1,726,209)	(9,595)	(6,493)
Change in unrealized gain (loss) on investments	(4,330,879)	52,548	1,536,152	(8,872)	8,027,291	745,350	199,596	83,033

Net gain (loss) on investments	(13,973,430)	(130,934)	2,426,374	(7,195)	7,879	(980,859)	190,001	76,540

Reinvested capital gains	169,774	19,464	1,651,377	-	4,481,966	-	140,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,167,881)	(92,159)	4,019,084	53,011	4,552,660	(518,719)	200,654	88,151

Investment Activity:	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$-	54	189,047	-	16,306	66,027	4,736	-
Mortality and expense risk charges (note 2)	(2,036)	(24)	(235,794)	(74,161)	(898)	(230,933)	(163,344)	(147,708)

Net investment income (loss)	(2,036)	30	(46,747)	(74,161)	15,408	(164,906)	(158,608)	(147,708)

Realized gain (loss) on investments	(76,049)	(34)	289,738	231,865	(3,006)	(642,523)	59,769	566,470
Change in unrealized gain (loss) on investments	93,322	316	531,346	1,090,134	(2,822)	(797,148)	3,295,764	5,243,073

Net gain (loss) on investments	17,273	282	821,084	1,321,999	(5,828)	(1,439,671)	3,355,533	5,809,543

Reinvested capital gains	6,194	-	-	407,683	10,512	2,854,756	987,369	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,431	312	774,337	1,655,521	20,092	1,250,179	4,184,294	5,661,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVB	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS
Reinvested dividends	$525,521	159,786	1,948,228	883,083	516,131	14,118	361,524	488,561
Mortality and expense risk charges (note 2)	(220,423)	(138,736)	(2,606,051)	(1,692,849)	(1,812,595)	(7,161)	(888,137)	(312,795)

Net investment income (loss)	305,098	21,050	(657,823)	(809,766)	(1,296,464)	6,957	(526,613)	175,766

Realized gain (loss) on investments	305,879	(296,627)	(87,790)	1,562,636	1,035,373	1,877	1,209,804	453,668
Change in unrealized gain (loss) on investments	673,017	425,649	4,591,120	25,844,807	24,055,564	265,888	9,690,848	1,752,022

Net gain (loss) on investments	978,896	129,022	4,503,330	27,407,443	25,090,937	267,765	10,900,652	2,205,690

Reinvested capital gains	-	1,052,285	16,499,165	4,601,117	4,280,138	20,852	759,632	542,875

Net increase (decrease) in contract owners’ equity resulting from operations	$1,283,994	1,202,357	20,344,672	31,198,794	28,074,611	295,574	11,133,671	2,924,331

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$87,192	274,677	28,055	342,478	2,709,854	902	4,619,338	-
Mortality and expense risk charges (note 2)	(20,066)	(75,434)	(59,629)	(1,463,621)	(2,342,707)	(267)	(1,048,858)	(2,200,444)

Net investment income (loss)	67,126	199,243	(31,574)	(1,121,143)	367,147	635	3,570,480	(2,200,444)

Realized gain (loss) on investments	(17,126)	(213,158)	(88,357)	(4,043,072)	(4,566,119)	(35,366)	(1,705,862)	7,631,430
Change in unrealized gain (loss) on investments	(29,481)	22,433	804,879	22,821,279	17,109,228	5,269	102,078	42,291,200

Net gain (loss) on investments	(46,607)	(190,725)	716,522	18,778,207	12,543,109	(30,097)	(1,603,784)	49,922,630

Reinvested capital gains	-	-	63,548	1,365,685	2,270,084	-	-	9,533,362

Net increase (decrease) in contract owners’ equity resulting from operations	$20,519	8,518	748,496	19,022,749	15,180,340	(29,462)	1,966,696	57,255,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$144	33,897	629,761	67,074	92,660	23,034	59,565	356,727
Mortality and expense risk charges (note 2)	(59)	(8,201)	(139,375)	(20,971)	(20,222)	(6,111)	(22,150)	(79,500)

Net investment income (loss)	85	25,696	490,386	46,103	72,438	16,923	37,415	277,227

Realized gain (loss) on investments	(13)	(25,069)	(3,252,231)	7,031	(73,491)	(27,652)	34,959	(960,526)
Change in unrealized gain (loss) on investments	205	198,896	2,377,373	(158,979)	181,502	11,174	(36,460)	853,926

Net gain (loss) on investments	192	173,827	(874,858)	(151,948)	108,011	(16,478)	(1,501)	(106,600)

Reinvested capital gains	1,245	126,453	4,538,221	474,065	440,615	99,825	328,787	2,123,320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,522	325,976	4,153,749	368,220	621,064	100,270	364,701	2,293,947

Investment Activity:	JPICB2	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS
Reinvested dividends	$113,448	132,474	138,571	241,408	1,821,232	6,262	376,656	-
Mortality and expense risk charges (note 2)	(111,147)	(118,302)	(109,879)	(2,056,167)	(1,118,344)	(3,057,712)	(459,801)	(8,826)

Net investment income (loss)	2,301	14,172	28,692	(1,814,759)	702,888	(3,051,450)	(83,145)	(8,826)

Realized gain (loss) on investments	14,009	(386,443)	427,770	6,413,198	307,619	19,133,585	(1,425,501)	7,303
Change in unrealized gain (loss) on investments	340,235	(583,347)	564,318	29,872,031	4,742,566	45,789,129	5,767,855	170,784

Net gain (loss) on investments	354,244	(969,790)	992,088	36,285,229	5,050,185	64,922,714	4,342,354	178,087

Reinvested capital gains	-	552,718	139,006	11,065,723	-	18,176,029	-	161,114

Net increase (decrease) in contract owners’ equity resulting from operations	$356,545	(402,900)	1,159,786	45,536,193	5,753,073	80,047,293	4,259,209	330,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	MNDSC	MV2RIS	MV3MVS
Reinvested dividends	$975,832	21,473	1,429,032	826	14,014	-	3,609	6,103
Mortality and expense risk charges (note 2)	(584,150)	(3,339)	(749,595)	(1,012)	(96,346)	(1,029,855)	(4,282)	(14,961)

Net investment income (loss)	391,682	18,134	679,437	(186)	(82,332)	(1,029,855)	(673)	(8,858)

Realized gain (loss) on investments	84,703	4,712	147,808	803	320,172	897,581	596	259,846
Change in unrealized gain (loss) on investments	(1,870,838)	(1,110)	1,010,463	58,501	334,654	19,781,130	119,367	195,801

Net gain (loss) on investments	(1,786,135)	3,602	1,158,271	59,304	654,826	20,678,711	119,963	455,647

Reinvested capital gains	-	-	1,137,197	2,321	616,125	7,137,846	6,887	25,208

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,394,453)	21,736	2,974,905	61,439	1,188,619	26,786,702	126,177	471,997

Investment Activity:	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV	MSEM	MSEMB
Reinvested dividends	$4,695,713	90,291	2,251,768	226	4,880	-	52,694	23,085
Mortality and expense risk charges (note 2)	(5,278,990)	(89,466)	(4,370,692)	(173)	(1,095)	(25)	(15,651)	(4,992)

Net investment income (loss)	(583,277)	825	(2,118,924)	53	3,785	(25)	37,043	18,093

Realized gain (loss) on investments	15,564,755	61,725	14,611,955	-	1,941	5	11,686	(15,707)
Change in unrealized gain (loss) on investments	(21,259,502)	1,390,774	30,766,651	1,535	1,679	429	(1,122)	13,365

Net gain (loss) on investments	(5,694,747)	1,452,499	45,378,606	1,535	3,620	434	10,564	(2,342)

Reinvested capital gains	15,780,598	95,218	5,890,827	-	5,774	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,502,574	1,548,542	49,150,509	1,588	13,179	425	47,607	15,751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSGI2	MSVF2	MSVFI	MSVRE	MSVREB	VKVGR2	DTRTFB	EIF
Reinvested dividends	$164,488	274,293	70,671	385	31	12,139	233,152	80,135
Mortality and expense risk charges (note 2)	(184,975)	(148,840)	(34,792)	(202)	(16)	(2,755)	(139,477)	(20,273)

Net investment income (loss)	(20,487)	125,453	35,879	183	15	9,384	93,675	59,862

Realized gain (loss) on investments	(227,510)	321,007	(19,255)	437	37	(17,918)	(102,653)	(39,797)
Change in unrealized gain (loss) on investments	(427,630)	21,281	19,638	(4,490)	(410)	(50,559)	(154,308)	13,091

Net gain (loss) on investments	(655,140)	342,288	383	(4,053)	(373)	(68,477)	(256,961)	(26,706)

Reinvested capital gains	180,156	110,047	25,834	382	34	5,725	-	198,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(495,471)	577,788	62,096	(3,488)	(324)	(53,368)	(163,286)	231,776

Investment Activity:	EIF2	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$5,053,485	4,066,912	3,656	139,543	814,201	146,887	96,438,421	71,734,017
Mortality and expense risk charges (note 2)	(4,419,377)	(2,843,112)	(902)	(92,345)	(761,844)	(157,855)	(95,744,173)	(49,869,862)

Net investment income (loss)	634,108	1,223,800	2,754	47,198	52,357	(10,968)	694,248	21,864,155

Realized gain (loss) on investments	10,781,073	3,392,985	(2,807)	97,223	407,354	(128,853)	222,903,220	45,870,426
Change in unrealized gain (loss) on investments	(11,682,135)	4,232,153	(3,075)	597,686	4,713,306	865,278	(60,999,522)	186,908,142

Net gain (loss) on investments	(901,062)	7,625,138	(5,882)	694,909	5,120,660	736,425	161,903,698	232,778,568

Reinvested capital gains	14,195,894	-	-	-	-	-	498,633,165	2,315,176

Net increase (decrease) in contract owners’ equity resulting from operations	$13,928,940	8,848,938	(3,128)	742,107	5,173,017	725,457	661,231,111	256,957,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$2,394,129	57,589,214	5,223,030	1,360,608	897,164	12,951	16,967,192	336,355
Mortality and expense risk charges (note 2)	(5,578,211)	(50,744,120)	(11,226,382)	(9,171,941)	(9,887,521)	(3,435)	(14,567,076)	(2,374,827)

Net investment income (loss)	(3,184,082)	6,845,094	(6,003,352)	(7,811,333)	(8,990,357)	9,516	2,400,116	(2,038,472)

Realized gain (loss) on investments	17,116,010	161,179,276	42,948,641	28,809,588	6,106,765	1,327	18,570,506	5,286,855
Change in unrealized gain (loss) on investments	58,690,051	(85,963,665)	210,967,286	2,394,781	28,037,964	149,895	124,776,083	4,195,870

Net gain (loss) on investments	75,806,061	75,215,611	253,915,927	31,204,369	34,144,729	151,222	143,346,589	9,482,725

Reinvested capital gains	24,407,987	355,573,867	68,397,790	38,732,561	19,057,341	13,764	19,767,778	9,913,439

Net increase (decrease) in contract owners’ equity resulting from operations	$97,029,966	437,634,572	316,310,365	62,125,597	44,211,713	174,502	165,514,483	17,357,692

Investment Activity:	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF
Reinvested dividends	$644,948	2,604,824	79,673	2,154,882	2,800,453	1,298,187	568,178	3,025,769
Mortality and expense risk charges (note 2)	(9,316,570)	(28,669,853)	(16,087)	(1,468,027)	(839,976)	(15,135,585)	(6,555,899)	(3,717,239)

Net investment income (loss)	(8,671,622)	(26,065,029)	63,586	686,855	1,960,477	(13,837,398)	(5,987,721)	(691,470)

Realized gain (loss) on investments	(6,927,997)	37,055,227	(72,071)	(914,389)	(1,510,748)	3,276,761	871,475	(4,695,169)
Change in unrealized gain (loss) on investments	44,386,581	38,782,222	404,552	4,020,024	1,470,889	42,734,553	13,772,201	25,499,774

Net gain (loss) on investments	37,458,584	75,837,449	332,481	3,105,635	(39,859)	46,011,314	14,643,676	20,804,605

Reinvested capital gains	6,141,002	107,533,820	94,907	2,895,260	-	19,453,906	5,108,198	12,512,693

Net increase (decrease) in contract owners’ equity resulting from operations	$34,927,964	157,306,240	490,974	6,687,750	1,920,618	51,627,822	13,764,153	32,625,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2	NJNDE2
Reinvested dividends	$5,879	7,141,154	26,931,714	6,191,778	9,738,200	3,579,892	15,871	31,422
Mortality and expense risk charges (note 2)	(1,519)	(3,106,665)	(32,476,655)	(7,095,675)	(17,773,869)	(8,064,969)	(69,304)	(63,466)

Net investment income (loss)	4,360	4,034,489	(5,544,941)	(903,897)	(8,035,669)	(4,485,077)	(53,433)	(32,044)

Realized gain (loss) on investments	155	(2,395,637)	8,653,644	9,817,863	(1,848,401)	(1,094,678)	(7,374)	124,398
Change in unrealized gain (loss) on investments	74,244	2,666,844	46,610,911	(5,709,033)	80,996,485	24,853,664	212,085	1,405,050

Net gain (loss) on investments	74,399	271,207	55,264,555	4,108,830	79,148,084	23,758,986	204,711	1,529,448

Reinvested capital gains	2,255	-	86,354,607	31,204,125	-	-	21,619	183,973

Net increase (decrease) in contract owners’ equity resulting from operations	$81,014	4,305,696	136,074,221	34,409,058	71,112,415	19,273,909	172,897	1,681,377

Investment Activity:	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$493,281	1,266,072	45,274	1,836,423	23,953	100,135	2,532,163	21,631,855
Mortality and expense risk charges (note 2)	(407,128)	(1,863,510)	(12,622)	(605,844)	(4,621)	(53,324)	(1,564,688)	(33,155,871)

Net investment income (loss)	86,153	(597,438)	32,652	1,230,579	19,332	46,811	967,475	(11,524,016)

Realized gain (loss) on investments	(1,765,281)	(28,950,418)	17,102	118,030	407	95,546	948,141	(20,057,164)
Change in unrealized gain (loss) on investments	76,915	13,854,453	492,475	23,851,777	42,441	43,071	2,973,135	155,076,432

Net gain (loss) on investments	(1,688,366)	(15,095,965)	509,577	23,969,807	42,848	138,617	3,921,276	135,019,268

Reinvested capital gains	786,033	3,775,650	-	-	-	8,759	240,047	84,639,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(816,180)	(11,917,753)	542,229	25,200,386	62,180	194,187	5,128,798	208,134,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$1,690,580	3,094,298	3,808,398	18,366,120	809,750	13,341,502	1,890,774	2,319,619
Mortality and expense risk charges (note 2)	(9,947,376)	(4,458,624)	(10,040,704)	(32,752,237)	(1,164,530)	(28,050,331)	(20,939,722)	(19,022,654)

Net investment income (loss)	(8,256,796)	(1,364,326)	(6,232,306)	(14,386,117)	(354,780)	(14,708,829)	(19,048,948)	(16,703,035)

Realized gain (loss) on investments	(3,875,853)	(5,555,408)	140,443	(17,530,865)	(1,877,521)	(2,796,104)	19,140,775	21,600,925
Change in unrealized gain (loss) on investments	54,382,166	29,409,290	49,715,895	156,922,202	10,397,546	138,883,765	68,145,996	43,197,394

Net gain (loss) on investments	50,506,313	23,853,882	49,856,338	139,391,337	8,520,025	136,087,661	87,286,771	64,798,319

Reinvested capital gains	1,650,717	6,134,766	4,802,964	61,606,190	-	27,134,792	41,707,586	75,145,207

Net increase (decrease) in contract owners’ equity resulting from operations	$43,900,234	28,624,322	48,426,996	186,611,410	8,165,245	148,513,624	109,945,409	123,240,491

Investment Activity:	NVFIII	NVGEII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIG6	NVMIVX
Reinvested dividends	$153,340	114,490	373,643	1,844,714	9,412,569	246,763	726,370	-
Mortality and expense risk charges (note 2)	(111,337)	(64,588)	(604,301)	(1,019,976)	(4,274,049)	(327,884)	(1,522,211)	(5,275)

Net investment income (loss)	42,003	49,902	(230,658)	824,738	5,138,520	(81,121)	(795,841)	(5,275)

Realized gain (loss) on investments	89,918	22,058	(372,792)	52,195	3,702,050	(158,259)	4,936,050	9,799
Change in unrealized gain (loss) on investments	80,092	1,477,291	3,170,560	3,823,759	30,262,684	3,028,392	7,439,506	300,775

Net gain (loss) on investments	170,010	1,499,349	2,797,768	3,875,954	33,964,734	2,870,133	12,375,556	310,574

Reinvested capital gains	23,735	127	-	-	-	7,705,790	30,413,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,748	1,549,378	2,567,110	4,700,692	39,103,254	10,494,802	41,993,644	305,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$-	-	-	-	-	-	10,455	3,947,876
Mortality and expense risk charges (note 2)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	(2,343)	(2,702,892)

Net investment income (loss)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	8,112	1,244,984

Realized gain (loss) on investments	26,744	(343,568)	(5,645,050)	-	3,338,345	(2,870,257)	(56,266)	(19,539,277)
Change in unrealized gain (loss) on investments	8,671,600	(1,586,475)	(22,770,672)	-	69,513,875	50,710,093	31,556	13,000,740

Net gain (loss) on investments	8,698,344	(1,930,043)	(28,415,722)	-	72,852,220	47,839,836	(24,710)	(6,538,537)

Reinvested capital gains	-	4,298,354	59,714,220	-	27,150,124	18,235,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,533,529	2,249,998	29,491,577	(482)	97,442,626	64,085,635	(16,598)	(5,293,553)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2
Reinvested dividends	$293,337	130,625	13,792	700,196	5,129,719	3,008,389	560,028	956,756
Mortality and expense risk charges (note 2)	(913,238)	(601,855)	(23,012)	(1,412,843)	(5,110,643)	(4,216,572)	(494,635)	(1,249,163)

Net investment income (loss)	(619,901)	(471,230)	(9,220)	(712,647)	19,076	(1,208,183)	65,393	(292,407)

Realized gain (loss) on investments	1,360,270	677,632	(50,177)	(2,262,473)	2,943,052	(6,125,520)	(899,551)	(4,869,492)
Change in unrealized gain (loss) on investments	1,495,311	1,173,866	89,237	7,797,822	20,905,499	24,326,983	(2,653,247)	(3,464,714)

Net gain (loss) on investments	2,855,581	1,851,498	39,060	5,535,349	23,848,551	18,201,463	(3,552,798)	(8,334,206)

Reinvested capital gains	5,726,559	3,770,387	113,260	6,333,970	39,046,437	28,648,461	173,919	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	$7,962,239	5,150,655	143,100	11,156,672	62,914,064	45,641,741	(3,313,486)	(8,265,881)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$1,032,432	2,631,799	2,320,682	1,287,792	10,690	7,928	-	-
Mortality and expense risk charges (note 2)	(1,645,651)	(2,448,678)	(2,565,671)	(9,289,483)	(703,686)	(541,289)	(87,778)	(636,085)

Net investment income (loss)	(613,219)	183,121	(244,989)	(8,001,691)	(692,996)	(533,361)	(87,778)	(636,085)

Realized gain (loss) on investments	(10,356,062)	97,472	(5,878,017)	-	493,203	(3,540,249)	(25,114)	(3,734,176)
Change in unrealized gain (loss) on investments	28,236,068	1,782,083	16,654,967	-	8,723,690	10,238,949	1,606,843	13,030,364

Net gain (loss) on investments	17,880,006	1,879,555	10,776,950	-	9,216,893	6,698,700	1,581,729	9,296,188

Reinvested capital gains	4,881,037	-	-	-	2,257,009	1,673,776	890,439	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	$22,147,824	2,062,676	10,531,961	(8,001,691)	10,780,906	7,839,115	2,384,390	14,470,739

Investment Activity:	SCVF	SCVF2	TRF	TRF2	AMCG	AMINS	AMMCGS	AMSRS
Reinvested dividends	$13,887	-	1,388,813	906,162	-	508	-	85,350
Mortality and expense risk charges (note 2)	(246,007)	(461,934)	(1,617,885)	(1,537,146)	(195)	(1,700)	(47,475)	(192,850)

Net investment income (loss)	(232,120)	(461,934)	(229,072)	(630,984)	(195)	(1,192)	(47,475)	(107,500)

Realized gain (loss) on investments	(2,725,354)	(5,499,684)	7,468,812	11,638,678	602	281	230,589	921,915
Change in unrealized gain (loss) on investments	3,190,050	7,734,569	(5,763,463)	(10,405,370)	3,505	6,678	645,314	981,140

Net gain (loss) on investments	464,696	2,234,885	1,705,349	1,233,308	4,107	6,959	875,903	1,903,055

Reinvested capital gains	95,691	164,124	8,921,899	7,573,076	643	5,136	165,824	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	$328,267	1,937,075	10,398,176	8,175,400	4,555	10,903	994,252	2,381,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$1,380,670	165,696	81,363	122,100	1,533	1,829,624	548,087	776,700
Mortality and expense risk charges (note 2)	(864,606)	(153,596)	(84,580)	(116,724)	(318)	(617,939)	(193,657)	(234,579)

Net investment income (loss)	516,064	12,100	(3,217)	5,376	1,215	1,211,685	354,430	542,121

Realized gain (loss) on investments	(436,992)	(114,989)	(62,227)	(93,956)	(34)	(551,472)	(83,687)	(269,513)
Change in unrealized gain (loss) on investments	834,815	233,121	173,119	231,249	1,178	1,364,870	234,660	964,385

Net gain (loss) on investments	397,823	118,132	110,892	137,293	1,144	813,398	150,973	694,872

Reinvested capital gains	-	123,258	-	55,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$913,887	253,490	107,675	198,009	2,359	2,025,083	505,403	1,236,993

Investment Activity:	PMVFHA	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD
Reinvested dividends	$34,769	13,009	25,422	4,180,500	4,344	5,742	779,022	7,548,770
Mortality and expense risk charges (note 2)	(2,572)	(1,233)	(3,750)	(5,649,631)	(1,417)	(404)	(997,833)	(5,685,938)

Net investment income (loss)	32,197	11,776	21,672	(1,469,131)	2,927	5,338	(218,811)	1,862,832

Realized gain (loss) on investments	6,976	517	114	(3,411,418)	993	(3,719)	(289,238)	(612,281)
Change in unrealized gain (loss) on investments	(8,301)	4,386	39,231	9,543,778	30,832	1,175	717,820	18,955,727

Net gain (loss) on investments	(1,325)	4,903	39,345	6,132,360	31,825	(2,544)	428,582	18,343,446

Reinvested capital gains	-	-	1,310	-	-	-	-	3,970,314

Net increase (decrease) in contract owners’ equity resulting from operations	$30,872	16,679	62,327	4,663,229	34,752	2,794	209,771	24,176,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVEIB	PVGOB	PVIGIB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$45,075	1,766	-	290,199	-	2,018	-	5,975
Mortality and expense risk charges (note 2)	(58,154)	(77,339)	(1,679)	(215,025)	(243,599)	(830)	(4,433,248)	(2,137)

Net investment income (loss)	(13,079)	(75,573)	(1,679)	75,174	(243,599)	1,188	(4,433,248)	3,838

Realized gain (loss) on investments	(52,039)	231,208	2,065	(751,407)	(1,124,226)	(8,793)	9,717,089	133,222
Change in unrealized gain (loss) on investments	553,944	1,300,481	44,874	779,652	2,241,899	(20,551)	46,156,054	(48,044)

Net gain (loss) on investments	501,905	1,531,689	46,939	28,245	1,117,673	(29,344)	55,873,143	85,178

Reinvested capital gains	181,488	249,686	-	-	1,147,365	3,672	18,506,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	$670,314	1,705,802	45,260	103,419	2,021,439	(24,484)	69,946,377	89,016

Investment Activity:	VWBF	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$384,861	272,367	80,079	166,721	1,298	22,774	-	1,147
Mortality and expense risk charges (note 2)	(74,467)	(179,192)	(118,884)	(351,569)	(1,997)	(23,241)	(795)	(3,465)

Net investment income (loss)	310,394	93,175	(38,805)	(184,848)	(699)	(467)	(795)	(2,318)

Realized gain (loss) on investments	(404,312)	304,885	(1,057,079)	(2,482,287)	23,576	(325,189)	2,005	15,968
Change in unrealized gain (loss) on investments	419,534	1,091,025	2,538,676	6,934,842	(12,110)	175,530	22,455	16,242

Net gain (loss) on investments	15,222	1,395,910	1,481,597	4,452,555	11,466	(149,659)	24,460	32,210

Reinvested capital gains	-	409,091	-	-	9,744	32,823	4,668	19,832

Net increase (decrease) in contract owners’ equity resulting from operations	$325,616	1,898,176	1,442,792	4,267,707	20,511	(117,303)	28,333	49,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVOG2	WFVSCG	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	-	-	170,117	4,325,934	35,580	899,286	83,974
Mortality and expense risk charges (note 2)	(231)	(1,623,663)	(66,859)	(19,440)	(545,741)	(23,209)	(724,310)	(254,928)

Net investment income (loss)	(231)	(1,623,663)	(66,859)	150,677	3,780,193	12,371	174,976	(170,954)

Realized gain (loss) on investments	78	6,597,645	(4,628,635)	(1,076,727)	(21,222,686)	(1,983,705)	(54,039,806)	(433,200)
Change in unrealized gain (loss) on investments	4,626	40,369,257	(211,614)	606,641	10,584,849	641,489	17,609,902	(699,184)

Net gain (loss) on investments	4,704	46,966,902	(4,840,249)	(470,086)	(10,637,837)	(1,342,216)	(36,429,904)	(1,132,384)

Reinvested capital gains	1,205	5,832,761	4,067,445	-	-	949,299	27,160,406	1,120,928

Net increase (decrease) in contract owners’ equity resulting from operations	$5,678	51,176,000	(839,663)	(319,409)	(6,857,644)	(380,546)	(9,094,522)	(182,410)

Investment Activity:	NVLCA2
Reinvested dividends	$41,914
Mortality and expense risk charges (note 2)	(212,351)

Net investment income (loss)	(170,437)

Realized gain (loss) on investments	(519,117)
Change in unrealized gain (loss) on investments	(370,242)

Net gain (loss) on investments	(889,359)

Reinvested capital gains	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(840,888)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(166,768,720)	287,669,330	5,501	7,561	675	752	(45,708)	(4,426)
Realized gain (loss) on investments	555,358,571	624,926,283	(1,567)	(19,942)	31	371	102,861	123,805
Change in unrealized gain (loss) on investments	2,892,786,117	4,295,026,187	14,494	23,801	2,197	5,982	299,157	1,626,256
Reinvested capital gains	2,411,773,593	3,282,821,928	9,611	46,660	-	59	-	16,293

Net increase (decrease) in contract owners’ equity resulting from operations	5,693,149,561	8,490,443,728	28,039	58,080	2,903	7,164	356,310	1,761,928

Equity transactions:
Purchase payments received from contract owners (note 4)	2,993,224,859	3,434,033,211	-	-	-	-	108,764	81,163
Transfers between funds	-	-	911	(71,538)	5,833	805	(10,426)	(250,118)
Redemptions (notes 2, 3, and 4)	(4,899,317,672)	(5,314,983,070)	(4,373)	(20,497)	-	(2,948)	(999,714)	(1,166,675)
Adjustments to maintain reserves	236,004	(233,093)	6	(15)	1	(1)	135	(174)

Net equity transactions	(1,905,856,809)	(1,881,182,952)	(3,456)	(92,050)	5,834	(2,144)	(901,241)	(1,335,804)

Net change in contract owners’ equity	3,787,292,752	6,609,260,776	24,583	(33,970)	8,737	5,020	(544,931)	426,124
Contract owners’ equity at beginning of period	55,504,456,818	48,895,196,042	323,129	357,099	53,995	48,975	14,350,826	13,924,702

Contract owners’ equity at end of period	$59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

CHANGE IN UNITS:
Beginning units	3,169,143,178	3,251,297,849	19,109	24,863	4,030	4,197	1,110,926	1,218,690
Units purchased	575,748,244	545,542,130	68	12	455	96	38,991	28,796
Units redeemed	(644,990,049)	(627,696,805)	(279)	(5,766)	-	(263)	(110,523)	(136,560)

Ending units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,623)	(20,197)	1,835	(3,073)	3,105	1,388	(640,860)	(1,268,791)
Realized gain (loss) on investments	141,422	221,641	(53,219)	(28,167)	(53,692)	(41,753)	(5,375,199)	(3,789,502)
Change in unrealized gain (loss) on investments	(374,094)	165,616	78,134	144,229	58,449	81,145	7,341,087	10,377,766
Reinvested capital gains	194,656	466,489	-	-	23,554	83,869	4,359,733	10,839,184

Net increase (decrease) in contract owners’ equity resulting from operations	(43,639)	833,549	26,750	112,989	31,416	124,649	5,684,761	16,158,657

Equity transactions:
Purchase payments received from contract owners (note 4)	71,880	21,988	126,152	403,246	492	73,010	4,449,764	4,249,639
Transfers between funds	(474,253)	(10,862)	205,479	127,175	(26,026)	(144,068)	2,554,146	(1,087,700)
Redemptions (notes 2, 3, and 4)	(309,216)	(399,054)	(18,177)	(21,362)	(106,866)	(155,254)	(7,147,143)	(9,041,656)
Adjustments to maintain reserves	22	(55)	44	(42)	18	(25)	37	109

Net equity transactions	(711,567)	(387,983)	313,498	509,017	(132,382)	(226,337)	(143,196)	(5,879,608)

Net change in contract owners’ equity	(755,206)	445,566	340,248	622,006	(100,966)	(101,688)	5,541,565	10,279,049
Contract owners’ equity at beginning of period	4,417,884	3,972,318	1,218,872	596,866	595,041	696,729	98,657,232	88,378,183

Contract owners’ equity at end of period	$3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

CHANGE IN UNITS:
Beginning units	127,381	139,338	138,361	78,022	33,267	46,638	2,334,269	2,480,515
Units purchased	5,396	3,676	66,404	79,128	136,000	11,562	637,814	451,892
Units redeemed	(28,318)	(15,633)	(29,158)	(18,789)	(142,443)	(24,933)	(543,690)	(598,138)

Ending units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMCS		AAEIP3		ARLPE3		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,958)	(3,506)	618	281	14,809	(360)	(42,783)	57,236
Realized gain (loss) on investments	124,986	27,121	(292)	16	119	60	754,732	1,032,579
Change in unrealized gain (loss) on investments	(4,137)	28,498	(6,872)	3,451	(7,730)	19,067	1,026,097	2,726,758
Reinvested capital gains	61,772	36,993	-	-	2,193	734	884,695	596,471

Net increase (decrease) in contract owners’ equity resulting from operations	178,663	89,106	(6,546)	3,748	9,391	19,501	2,622,741	4,413,044

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,000	-	-	-	636,105	270,246
Transfers between funds	34,789	(2,406)	3,351	996	70,437	-	173,252	(328,394)
Redemptions (notes 2, 3, and 4)	(17,314)	(96,820)	-	(256)	-	-	(4,220,049)	(3,177,310)
Adjustments to maintain reserves	(7)	7	(5)	(4)	3	-	116	80

Net equity transactions	17,468	(99,219)	8,346	736	70,440	-	(3,410,576)	(3,235,378)

Net change in contract owners’ equity	196,131	(10,113)	1,800	4,484	79,831	19,501	(787,835)	1,177,666
Contract owners’ equity at beginning of period	313,636	323,749	22,970	18,486	69,504	50,003	26,583,444	25,405,778

Contract owners’ equity at end of period	$509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

CHANGE IN UNITS:
Beginning units	10,997	14,528	2,758	2,662	5,727	5,727	606,322	685,780
Units purchased	10,042	-	1,402	148	5,604	-	38,115	17,935
Units redeemed	(10,047)	(3,531)	(172)	(52)	(1)	-	(113,575)	(97,393)

Ending units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVCA		ACVI		ACVIG		ACVIG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(417)	(423)	(64)	(36)	77,565	99,005	11,200	15,716
Realized gain (loss) on investments	491	439	129	(45)	95,450	747,998	46,884	104,491
Change in unrealized gain (loss) on investments	8,731	3,467	1,289	1,228	446,782	672,896	79,600	254,317
Reinvested capital gains	3,684	5,142	98	342	620,921	1,183,287	163,459	296,045

Net increase (decrease) in contract owners’ equity resulting from operations	12,489	8,625	1,452	1,489	1,240,718	2,703,186	301,143	670,569

Equity transactions:
Purchase payments received from contract owners (note 4)	855	(2,747)	877	850	67,711	131,923	21,661	14,540
Transfers between funds	-	(2,669)	-	-	(272,261)	(322,475)	27,301	41,798
Redemptions (notes 2, 3, and 4)	(3,945)	3,231	(1,595)	(1,383)	(686,571)	(1,828,658)	(425,266)	(262,307)
Adjustments to maintain reserves	369	19	102	14	(12)	(32)	67	(33)

Net equity transactions	(2,721)	(2,166)	(616)	(519)	(891,133)	(2,019,242)	(376,237)	(206,002)

Net change in contract owners’ equity	9,768	6,459	836	970	349,585	683,944	(75,094)	464,567
Contract owners’ equity at beginning of period	33,064	26,605	7,149	6,179	13,515,695	12,831,751	3,573,215	3,108,648

Contract owners’ equity at end of period	$42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

CHANGE IN UNITS:
Beginning units	-	-	-	-	498,774	578,960	107,378	113,996
Units purchased	-	(64)	-	-	17,726	20,725	6,075	4,298
Units redeemed	-	64	-	-	(52,719)	(100,911)	(17,801)	(10,916)

Ending units	-	-	-	-	463,781	498,774	95,652	107,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,533	39,101	(334,366)	1,615,794	52,053	86,999	195,733	516,439
Realized gain (loss) on investments	8,344	(1,890)	(631,533)	(7,344,659)	(163,750)	125,277	(1,335,632)	1,868,400
Change in unrealized gain (loss) on investments	128,343	107,557	15,530,923	20,172,194	(168,205)	1,219,366	2,377,797	17,862,198
Reinvested capital gains	-	-	-	-	-	1,106,312	-	16,631,278

Net increase (decrease) in contract owners’ equity resulting from operations	158,220	144,768	14,565,024	14,443,329	(279,902)	2,537,954	1,237,898	36,878,315

Equity transactions:
Purchase payments received from contract owners (note 4)	79,610	113,025	7,640,691	4,734,622	232,370	149,699	6,782,379	5,719,305
Transfers between funds	(64,293)	77,307	4,469,975	(10,290,806)	(580,529)	(446,786)	119,440	(9,643,269)
Redemptions (notes 2, 3, and 4)	(137,005)	(20,775)	(18,101,631)	(22,735,145)	(929,299)	(1,183,247)	(12,668,276)	(13,820,215)
Adjustments to maintain reserves	14	(13)	129	(58)	19	(43)	(132)	190

Net equity transactions	(121,674)	169,544	(5,990,836)	(28,291,387)	(1,277,439)	(1,480,377)	(5,766,589)	(17,743,989)

Net change in contract owners’ equity	36,546	314,312	8,574,188	(13,848,058)	(1,557,341)	1,057,577	(4,528,691)	19,134,326
Contract owners’ equity at beginning of period	1,882,070	1,567,758	197,266,642	211,114,700	10,830,313	9,772,736	160,958,819	141,824,493

Contract owners’ equity at end of period	$1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

CHANGE IN UNITS:
Beginning units	181,218	164,109	14,004,669	16,102,403	399,967	458,528	5,000,394	5,609,467
Units purchased	27,206	28,124	3,873,212	1,623,583	40,101	33,479	967,358	555,288
Units redeemed	(39,477)	(11,015)	(4,347,418)	(3,721,317)	(94,006)	(92,040)	(1,102,513)	(1,164,361)

Ending units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV2		AFGC		AFGF		AFHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,395	-	5,250	5,486	(92,053)	(32,541)	36,537	24,794
Realized gain (loss) on investments	(17,138)	-	5,312	5,294	597,966	278,682	(26,092)	4,086
Change in unrealized gain (loss) on investments	75,206	-	29,640	15,891	4,535,121	1,287,502	22,444	20,068
Reinvested capital gains	-	-	16,139	-	285,408	1,052,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,463	-	56,341	26,671	5,326,442	2,586,451	32,889	48,948

Equity transactions:
Purchase payments received from contract owners (note 4)	300,295	-	614	490	26,460	9,631	12,777	2,460
Transfers between funds	2,700,809	-	102,376	(22,768)	145,044	(88,161)	23,707	57,298
Redemptions (notes 2, 3, and 4)	(8,511)	-	(36,916)	(47,142)	(900,522)	(902,662)	(53,376)	(13,518)
Adjustments to maintain reserves	38	-	(122)	114	572	(271)	50	(29)

Net equity transactions	2,992,631	-	65,952	(69,306)	(728,446)	(981,463)	(16,842)	46,211

Net change in contract owners’ equity	3,061,094	-	122,293	(42,635)	4,597,996	1,604,988	16,047	95,159
Contract owners’ equity at beginning of period	-	-	603,744	646,379	10,867,145	9,262,157	503,529	408,370

Contract owners’ equity at end of period	$3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

CHANGE IN UNITS:
Beginning units	-	-	16,091	17,972	49,615	54,721	7,182	6,474
Units purchased	102,099	-	3,683	1,228	836	45	6,132	3,449
Units redeemed	(12,322)	-	(1,963)	(3,109)	(3,531)	(5,151)	(6,371)	(2,741)

Ending units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,295	7,176	3,118	2,913	(2,357)	(1,827)	(433)	3,536
Realized gain (loss) on investments	(13,306)	(8,346)	2	19	16,727	233	30,165	(1,229)
Change in unrealized gain (loss) on investments	51,839	37,753	4,206	17,979	103,534	63,210	11,749	74,566
Reinvested capital gains	3,462	36,940	-	-	30,106	10,790	-	13,775

Net increase (decrease) in contract owners’ equity resulting from operations	48,290	73,523	7,326	20,911	148,010	72,406	41,481	90,648

Equity transactions:
Purchase payments received from contract owners (note 4)	406,458	384,916	22,423	13,810	-	-	3,595	134,536
Transfers between funds	21,950	(83,330)	-	-	(50,069)	320,909	(220,281)	(56,374)
Redemptions (notes 2, 3, and 4)	(118,182)	(32,690)	-	(4,271)	-	-	(6,588)	-
Adjustments to maintain reserves	18	(5)	(3)	(7)	4	(3)	6	(9)

Net equity transactions	310,244	268,891	22,420	9,532	(50,065)	320,906	(223,268)	78,153

Net change in contract owners’ equity	358,534	342,414	29,746	30,443	97,945	393,312	(181,787)	168,801
Contract owners’ equity at beginning of period	549,737	207,323	148,449	118,006	539,073	145,761	525,622	356,821

Contract owners’ equity at end of period	$908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

CHANGE IN UNITS:
Beginning units	48,970	22,264	13,318	12,383	47,375	16,712	50,587	41,884
Units purchased	61,164	37,771	2,113	1,345	7,132	30,663	4,321	14,396
Units redeemed	(34,674)	(11,065)	-	(410)	(10,980)	-	(25,678)	(5,693)

Ending units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25)	-	(97,875)	5,784,153	1,082,512	781,577	1,156,503	1,553,903
Realized gain (loss) on investments	1	-	6,575,301	7,554,193	2,506,394	3,668,505	405,060	(112,894)
Change in unrealized gain (loss) on investments	921	-	(7,037,210)	64,583,504	(5,505,137)	31,158,239	71,653	2,986,344
Reinvested capital gains	-	-	27,646,549	31,194,882	8,022,225	15,581,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	897	-	27,086,765	109,116,732	6,105,994	51,189,437	1,633,216	4,427,353

Equity transactions:
Purchase payments received from contract owners (note 4)	54,473	-	3,045,433	3,850,569	2,491,422	2,196,798	7,600,033	4,012,858
Transfers between funds	-	-	(14,034,343)	(5,661,280)	3,225,058	670,756	(18,253,349)	22,865,181
Redemptions (notes 2, 3, and 4)	1	-	(61,491,605)	(53,769,934)	(14,092,055)	(13,040,932)	(2,734,430)	(4,252,330)
Adjustments to maintain reserves	-	-	227	(302)	372	(404)	238	51

Net equity transactions	54,474	-	(72,480,288)	(55,580,947)	(8,375,203)	(10,173,782)	(13,387,508)	22,625,760

Net change in contract owners’ equity	55,371	-	(45,393,523)	53,535,785	(2,269,209)	41,015,655	(11,754,292)	27,053,113
Contract owners’ equity at beginning of period	-	-	751,824,542	698,288,757	242,435,051	201,419,396	49,966,508	22,913,395

Contract owners’ equity at end of period	$55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

CHANGE IN UNITS:
Beginning units	-	-	48,793,019	52,660,875	16,520,109	17,237,659	4,274,867	2,224,850
Units purchased	4,129	-	818,999	712,086	2,371,669	1,851,615	2,079,781	4,751,354
Units redeemed	-	-	(5,646,868)	(4,579,942)	(2,875,395)	(2,569,165)	(3,248,883)	(2,701,337)

Ending units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVTR3		MLVGA3		DCAP		DCAPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,788,569	3,993,879	(1,179,872)	(1,297,423)	(142,131)	(41,613)	(840,032)	(534,615)
Realized gain (loss) on investments	2,240,827	339,629	(2,674,484)	(2,037,524)	(60,083)	(89,538)	(2,765,467)	(2,399,278)
Change in unrealized gain (loss) on investments	1,051,473	18,085,961	39,833,585	38,288,560	3,349,058	4,699,214	13,851,582	18,278,513
Reinvested capital gains	19,732,303	1,220,830	19,882,654	12,719,919	2,206,248	2,863,406	7,257,727	10,390,499

Net increase (decrease) in contract owners’ equity resulting from operations	24,813,172	23,640,299	55,861,883	47,673,532	5,353,092	7,431,469	17,503,810	25,735,119

Equity transactions:
Purchase payments received from contract owners (note 4)	45,520,896	53,225,836	10,420,363	4,826,980	122,884	227,218	276,951	774,157
Transfers between funds	3,841,409	(2,507,430)	(15,557,943)	(12,065,769)	(551,097)	(591,607)	(7,954,585)	(3,417,900)
Redemptions (notes 2, 3, and 4)	(19,113,736)	(15,392,639)	(24,938,205)	(25,960,964)	(3,748,153)	(2,463,890)	(9,747,558)	(10,792,495)
Adjustments to maintain reserves	1,584	(685)	1,976	324	434	(440)	(19)	117

Net equity transactions	30,250,153	35,325,082	(30,073,809)	(33,199,429)	(4,175,932)	(2,828,719)	(17,425,211)	(13,436,121)

Net change in contract owners’ equity	55,063,325	58,965,381	25,788,074	14,474,103	1,177,160	4,602,750	78,599	12,298,998
Contract owners’ equity at beginning of period	356,599,362	297,633,981	330,339,510	315,865,407	27,411,426	22,808,676	92,175,328	79,876,330

Contract owners’ equity at end of period	$411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

CHANGE IN UNITS:
Beginning units	33,610,292	30,210,417	18,748,962	20,772,328	747,557	835,497	2,761,476	3,195,645
Units purchased	9,569,240	8,297,527	982,941	777,100	24,363	13,670	173,526	247,357
Units redeemed	(6,928,844)	(4,897,652)	(2,734,595)	(2,800,466)	(133,319)	(101,610)	(659,775)	(681,526)

Ending units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSIFS		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(71,654)	(33,475)	507,090	796,857	(189,249)	(10,809)	(87,971)	52,860
Realized gain (loss) on investments	721,633	710,612	14,942,940	10,795,996	9,563,141	10,093,791	1,492,526	1,377,602
Change in unrealized gain (loss) on investments	1,084,393	981,180	4,589,487	32,140,364	1,463,440	16,166,722	6,196,974	7,455,471
Reinvested capital gains	962,079	1,462,853	13,230,619	11,036,439	7,535,441	6,860,537	456,253	1,178,797

Net increase (decrease) in contract owners’ equity resulting from operations	2,696,451	3,121,170	33,270,136	54,769,656	18,372,773	33,110,241	8,057,782	10,064,730

Equity transactions:
Purchase payments received from contract owners (note 4)	117,588	143,836	1,943,813	1,821,937	1,192,892	1,073,020	306,011	216,926
Transfers between funds	(133,331)	(343,645)	(4,738,686)	(3,921,658)	(7,753,500)	(5,030,114)	(478,496)	(102,715)
Redemptions (notes 2, 3, and 4)	(1,541,281)	(1,245,027)	(17,003,663)	(24,429,089)	(13,396,100)	(15,523,311)	(3,298,790)	(3,669,305)
Adjustments to maintain reserves	(75)	21	3,814	(2,467)	(289)	320	240	210

Net equity transactions	(1,557,099)	(1,444,815)	(19,794,722)	(26,531,277)	(19,956,997)	(19,480,085)	(3,471,035)	(3,554,884)

Net change in contract owners’ equity	1,139,352	1,676,355	13,475,414	28,238,379	(1,584,224)	13,630,156	4,586,747	6,509,846
Contract owners’ equity at beginning of period	13,553,274	11,876,919	223,875,113	195,636,734	134,098,845	120,468,689	38,792,373	32,282,527

Contract owners’ equity at end of period	$14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

CHANGE IN UNITS:
Beginning units	396,354	442,636	2,915,046	3,296,757	3,569,193	4,135,263	660,931	729,093
Units purchased	8,477	6,680	50,198	57,670	227,878	228,217	11,398	9,842
Units redeemed	(55,336)	(52,962)	(310,808)	(439,381)	(756,993)	(794,287)	(68,994)	(78,004)

Ending units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVDLS		DVMCSS		DVSCS		CHSMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,342)	(11,400)	(307,364)	(377,026)	(232,822)	(378,098)	(49,712)	51,806
Realized gain (loss) on investments	(17,665)	(20,724)	(1,360,261)	(527,313)	(1,340,694)	1,870,302	-	-
Change in unrealized gain (loss) on investments	148,083	23,735	3,983,603	3,796,899	4,360,485	5,270,214	-	-
Reinvested capital gains	-	162,387	-	2,275,580	3,416,214	5,975,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,076	153,998	2,315,978	5,168,140	6,203,183	12,737,589	(49,712)	51,806

Equity transactions:
Purchase payments received from contract owners (note 4)	1,879	1,374	2,825,615	2,181,922	575,752	727,089	996,388	354,637
Transfers between funds	(97,576)	(66,711)	(885,733)	(320,658)	(1,143,532)	(731,981)	708,763	350,926
Redemptions (notes 2, 3, and 4)	(28,109)	(45,985)	(2,203,321)	(2,282,372)	(6,062,832)	(8,976,734)	(156,628)	(452,502)
Adjustments to maintain reserves	68	(74)	306	(43)	497	(511)	202	131

Net equity transactions	(123,738)	(111,396)	(263,133)	(421,151)	(6,630,115)	(8,982,137)	1,548,725	253,192

Net change in contract owners’ equity	338	42,602	2,052,845	4,746,989	(426,932)	3,755,452	1,499,013	304,998
Contract owners’ equity at beginning of period	840,273	797,671	33,147,670	28,400,681	68,747,841	64,992,389	5,397,812	5,092,814

Contract owners’ equity at end of period	$840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

CHANGE IN UNITS:
Beginning units	33,308	37,666	2,526,416	2,557,928	1,588,614	1,815,204	539,381	514,302
Units purchased	3,630	1,424	684,702	378,657	199,221	145,078	976,790	328,768
Units redeemed	(8,479)	(5,782)	(687,519)	(410,169)	(338,767)	(371,668)	(823,831)	(303,689)

Ending units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		DWVSVS		DWVVLS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$307,694	258,043	(240,173)	(446,215)	31,104	24,488	1,011,670	2,007,350
Realized gain (loss) on investments	(177,622)	(32,063)	(2,289,240)	779,641	(63,348)	20,077	(1,150,357)	58,158
Change in unrealized gain (loss) on investments	101,082	462,870	(728,310)	7,604,064	(113,435)	231,936	(219,735)	1,839,155
Reinvested capital gains	-	-	3,020,876	4,715,968	110,827	166,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,154	688,850	(236,847)	12,653,458	(34,852)	442,590	(358,422)	3,904,663

Equity transactions:
Purchase payments received from contract owners (note 4)	2,301,937	1,173,796	4,274,652	5,848,265	26,781	83,215	1,732,191	4,350,576
Transfers between funds	(4,749,050)	7,028,508	(10,695)	(2,277,936)	(255,355)	(119,935)	(10,147,936)	(7,616,127)
Redemptions (notes 2, 3, and 4)	(1,039,245)	(524,344)	(3,760,339)	(4,624,912)	(88,857)	(88,082)	(4,887,139)	(6,436,803)
Adjustments to maintain reserves	66	(88)	685	(460)	7	24	1,323	8,624

Net equity transactions	(3,486,292)	7,677,872	504,303	(1,055,043)	(317,424)	(124,778)	(13,301,561)	(9,693,730)

Net change in contract owners’ equity	(3,255,138)	8,366,722	267,456	11,598,415	(352,276)	317,812	(13,659,983)	(5,789,067)
Contract owners’ equity at beginning of period	11,255,887	2,889,165	60,038,318	48,439,903	2,679,199	2,361,387	68,898,595	74,687,662

Contract owners’ equity at end of period	$8,000,749	11,255,887	60,305,774	60,038,318	2,326,923	2,679,199	55,238,612	68,898,595

CHANGE IN UNITS:
Beginning units	1,015,022	299,403	3,517,430	3,576,288	138,474	145,302	6,274,991	7,168,898
Units purchased	1,224,421	1,238,925	1,217,294	1,114,377	12,200	8,803	684,584	1,523,616
Units redeemed	(1,552,041)	(523,306)	(1,078,091)	(1,173,235)	(30,155)	(15,631)	(1,959,779)	(2,417,523)

Ending units	687,402	1,015,022	3,656,633	3,517,430	120,519	138,474	4,999,796	6,274,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FQBS		FVU2S		FAMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,094	81,334	168,573	200,088	3,217	2,828	137,909	342,851
Realized gain (loss) on investments	(23,895)	(22,885)	48,716	(46,863)	539	57	566,670	181,209
Change in unrealized gain (loss) on investments	247,483	317,598	689,589	1,022,190	(7,642)	87,285	9,049,351	9,212,432
Reinvested capital gains	14,700	190	46,726	625	-	-	1,113,774	3,731,035

Net increase (decrease) in contract owners’ equity resulting from operations	310,382	376,237	953,604	1,176,040	(3,886)	90,170	10,867,704	13,467,527

Equity transactions:
Purchase payments received from contract owners (note 4)	21,036	20,562	61,146	23,521	770	2,494	613,585	571,281
Transfers between funds	357,547	(21,742)	(301,755)	(285,597)	(6,133)	19,873	(1,242,351)	(696,858)
Redemptions (notes 2, 3, and 4)	(440,862)	(546,431)	(1,023,268)	(1,387,888)	(26,003)	(27,079)	(6,295,739)	(10,186,594)
Adjustments to maintain reserves	37	(52)	151	(141)	41	(32)	968	(619)

Net equity transactions	(62,242)	(547,663)	(1,263,726)	(1,650,105)	(31,325)	(4,744)	(6,923,537)	(10,312,790)

Net change in contract owners’ equity	248,140	(171,426)	(310,122)	(474,065)	(35,211)	85,426	3,944,167	3,154,737
Contract owners’ equity at beginning of period	4,775,752	4,947,178	15,764,545	16,238,610	580,982	495,556	87,733,463	84,578,726

Contract owners’ equity at end of period	$5,023,892	4,775,752	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463

CHANGE IN UNITS:
Beginning units	278,446	311,338	1,054,260	1,167,224	54,311	54,758	1,652,739	1,862,553
Units purchased	33,875	18,867	92,273	47,214	7,822	2,565	17,764	16,072
Units redeemed	(38,415)	(51,759)	(172,904)	(160,178)	(10,772)	(3,012)	(148,370)	(225,886)

Ending units	273,906	278,446	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FEI2		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(642,425)	1,558,145	(411,335)	(25,755)	294,829	735,428	1,126,048	1,692,492
Realized gain (loss) on investments	13,396,754	1,195,420	551,280	6,264	(2,675,167)	4,361,002	8,579,802	(287,123)
Change in unrealized gain (loss) on investments	122,874,645	77,730,304	8,648,044	712,851	4,376,038	40,048,524	(9,914,679)	41,589,850
Reinvested capital gains	9,452,230	21,546,765	91,477	-	12,727,690	19,123,335	11,340,566	17,158,685

Net increase (decrease) in contract owners’ equity resulting from operations	145,081,204	102,030,634	8,879,466	693,360	14,723,390	64,268,289	11,131,737	60,153,904

Equity transactions:
Purchase payments received from contract owners (note 4)	104,365,833	138,155,428	39,289,577	6,486,940	15,633,916	12,034,054	1,899,699	1,881,713
Transfers between funds	(22,898,646)	25,217,414	6,908,433	3,983,586	(4,582,574)	(7,908,080)	(4,945,967)	(4,812,294)
Redemptions (notes 2, 3, and 4)	(30,161,347)	(21,606,372)	(863,592)	(80,413)	(25,496,332)	(29,592,328)	(19,536,751)	(27,936,449)
Adjustments to maintain reserves	644	1,227	(86)	(51)	33	(857)	2,953	(220)

Net equity transactions	51,306,484	141,767,697	45,334,332	10,390,062	(14,444,957)	(25,467,211)	(22,580,066)	(30,867,250)

Net change in contract owners’ equity	196,387,688	243,798,331	54,213,798	11,083,422	278,433	38,801,078	(11,448,329)	29,286,654
Contract owners’ equity at beginning of period	641,316,929	397,518,598	11,083,422	-	301,864,078	263,063,000	275,190,117	245,903,463

Contract owners’ equity at end of period	$837,704,617	641,316,929	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117

CHANGE IN UNITS:
Beginning units	46,535,382	35,320,687	271,824	-	9,856,666	10,753,975	3,079,159	3,475,394
Units purchased	13,281,483	14,636,901	1,104,643	280,639	1,391,586	1,129,697	37,975	32,202
Units redeemed	(9,365,628)	(3,422,206)	(180,144)	(8,815)	(1,837,832)	(2,027,006)	(311,515)	(428,437)

Ending units	50,451,237	46,535,382	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS2		FF10S		FF10S2		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,434)	(1,908)	(5,536)	32,723	(933,040)	1,139,449	(15,785)	45,728
Realized gain (loss) on investments	(71,482)	318,771	39,952	20,246	5,595,015	3,214,681	159,410	102,549
Change in unrealized gain (loss) on investments	2,713,016	751,782	316,076	400,445	11,286,745	17,556,636	305,179	850,711
Reinvested capital gains	1,045,404	-	226,757	201,406	11,400,157	10,164,867	486,463	492,601

Net increase (decrease) in contract owners’ equity resulting from operations	3,612,504	1,068,645	577,249	654,820	27,348,877	32,075,633	935,267	1,491,589

Equity transactions:
Purchase payments received from contract owners (note 4)	4,836,365	2,103,423	117,652	44,106	10,363,774	12,869,654	94,990	250,743
Transfers between funds	10,396,671	2,385,232	532,376	127,427	26,660,689	11,270,056	193,829	146,441
Redemptions (notes 2, 3, and 4)	(333,868)	(302,829)	(550,557)	(257,892)	(30,168,057)	(24,077,768)	(1,651,312)	(2,114,725)
Adjustments to maintain reserves	53	(109)	20	(92)	118	(171)	52	(64)

Net equity transactions	14,899,221	4,185,717	99,491	(86,451)	6,856,524	61,771	(1,362,441)	(1,717,605)

Net change in contract owners’ equity	18,511,725	5,254,362	676,740	568,369	34,205,401	32,137,404	(427,174)	(226,016)
Contract owners’ equity at beginning of period	7,957,750	2,703,388	5,019,968	4,451,599	261,706,715	229,569,311	8,546,905	8,772,921

Contract owners’ equity at end of period	$26,469,475	7,957,750	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905

CHANGE IN UNITS:
Beginning units	759,030	328,114	286,639	290,998	14,119,750	14,151,513	466,941	567,701
Units purchased	1,419,301	1,258,556	60,662	27,445	2,974,698	1,851,400	55,626	39,661
Units redeemed	(216,464)	(827,640)	(54,305)	(31,804)	(2,672,151)	(1,883,163)	(131,354)	(140,421)

Ending units	1,961,867	759,030	292,996	286,639	14,422,297	14,119,750	391,213	466,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S2		FF30S		FF30S2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,681,708)	1,191,560	(17,671)	80,399	(398,696)	95,768	(7,079,885)	(5,924,342)
Realized gain (loss) on investments	7,938,773	10,103,519	264,049	363,304	833,188	642,056	12,923,529	6,112,922
Change in unrealized gain (loss) on investments	19,401,813	33,431,865	1,108,798	1,629,073	6,265,560	9,986,751	118,042,821	81,987,671
Reinvested capital gains	23,282,960	22,189,642	667,285	424,168	3,439,449	2,342,284	44,077,475	24,651,354

Net increase (decrease) in contract owners’ equity resulting from operations	48,941,838	66,916,586	2,022,461	2,496,944	10,139,501	13,066,859	167,963,940	106,827,605

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710,881	4,358,055	608,759	757,846	6,073,449	4,902,139	80,012,857	30,514,729
Transfers between funds	(2,874,278)	(717,213)	264,893	366,010	(1,012,722)	520,483	(35,744,238)	(11,164,255)
Redemptions (notes 2, 3, and 4)	(35,591,691)	(46,742,011)	(912,580)	(1,303,919)	(4,657,233)	(7,184,811)	(36,471,301)	(39,725,779)
Adjustments to maintain reserves	26	(16)	33	1	300	(336)	682	(973)

Net equity transactions	(34,755,062)	(43,101,185)	(38,895)	(180,062)	403,794	(1,762,525)	7,798,000	(20,376,278)

Net change in contract owners’ equity	14,186,776	23,815,401	1,983,566	2,316,882	10,543,295	11,304,334	175,761,940	86,451,327
Contract owners’ equity at beginning of period	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306	426,854,619	340,403,292

Contract owners’ equity at end of period	$422,343,896	408,157,120	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619

CHANGE IN UNITS:
Beginning units	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498	10,118,386	10,652,368
Units purchased	785,085	1,022,265	85,970	96,957	411,224	373,317	3,102,838	1,898,725
Units redeemed	(2,491,487)	(3,327,547)	(90,047)	(110,340)	(417,462)	(474,210)	(3,080,555)	(2,432,707)

Ending units	18,407,215	20,113,617	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGP		FHIP		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,411,147	8,272,130	(5,654,076)	(4,168,574)	1,212,476	1,394,752	6,554,457	9,392,999
Realized gain (loss) on investments	880,094	1,230,094	31,571,724	31,640,192	(816,619)	(393,199)	2,431,547	(1,833,859)
Change in unrealized gain (loss) on investments	22,995,021	58,950,274	95,922,433	56,539,514	(107,392)	3,765,049	53,978,591	46,333,027
Reinvested capital gains	24,600,061	31,114,208	42,663,530	24,159,048	-	-	337,730	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,886,323	99,566,706	164,503,611	108,170,180	288,465	4,766,602	63,302,325	53,892,167

Equity transactions:
Purchase payments received from contract owners (note 4)	79,200,094	111,327,713	2,545,670	3,255,207	278,090	555,725	99,115,438	132,763,863
Transfers between funds	2,969,829	27,321,875	(5,143,954)	(5,074,480)	(743,139)	(25,113)	40,553,320	11,953,340
Redemptions (notes 2, 3, and 4)	(18,581,583)	(14,420,418)	(34,547,196)	(39,481,277)	(2,965,155)	(4,488,734)	(49,584,847)	(44,651,860)
Adjustments to maintain reserves	93	5,141	8,899	490	431	(19)	(251)	139

Net equity transactions	63,588,433	124,234,311	(37,136,581)	(41,300,060)	(3,429,773)	(3,958,141)	90,083,660	100,065,482

Net change in contract owners’ equity	115,474,756	223,801,017	127,367,030	66,870,120	(3,141,308)	808,461	153,385,985	153,957,649
Contract owners’ equity at beginning of period	526,717,527	302,916,510	413,686,212	346,816,092	37,133,888	36,325,427	815,002,840	661,045,191

Contract owners’ equity at end of period	$642,192,283	526,717,527	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840

CHANGE IN UNITS:
Beginning units	35,508,567	26,122,667	2,727,202	3,027,532	912,609	1,021,563	51,919,394	45,562,385
Units purchased	11,581,988	13,586,112	77,622	42,988	100,263	80,640	16,803,606	13,922,740
Units redeemed	(6,338,459)	(4,200,212)	(288,521)	(343,318)	(189,585)	(189,594)	(11,619,102)	(7,565,731)

Ending units	40,752,096	35,508,567	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMC2		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,587	185,413	(2,392,220)	(2,048,750)	(107,678)	(88,717)	389,979	115,141
Realized gain (loss) on investments	155,323	16,513	(5,258,998)	132,747	(475,616)	16,259	(16,024,519)	(5,619,277)
Change in unrealized gain (loss) on investments	827,564	795,511	45,398,980	19,921,547	2,733,253	1,429,815	(3,474,100)	10,378,292
Reinvested capital gains	5,425	-	-	27,098,459	-	1,844,366	-	42,282

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,899	997,437	37,747,762	45,104,003	2,149,959	3,201,723	(19,108,640)	4,916,438

Equity transactions:
Purchase payments received from contract owners (note 4)	244,010	192,959	1,832,622	2,308,149	285,085	328,352	2,697,530	3,047,920
Transfers between funds	2,596,937	2,289,414	(12,420,468)	2,963,502	(1,076,206)	(438,821)	1,443,803	(1,379,579)
Redemptions (notes 2, 3, and 4)	(2,050,631)	(1,597,976)	(20,774,762)	(25,682,161)	(1,466,190)	(1,817,718)	(4,325,508)	(7,046,678)
Adjustments to maintain reserves	(339)	588	(115)	(651)	52	(12)	368	546

Net equity transactions	789,977	884,985	(31,362,723)	(20,411,161)	(2,257,259)	(1,928,199)	(183,807)	(5,377,791)

Net change in contract owners’ equity	1,900,876	1,882,422	6,385,039	24,692,842	(107,300)	1,273,524	(19,292,447)	(461,353)
Contract owners’ equity at beginning of period	14,031,105	12,148,683	235,370,533	210,677,691	16,601,354	15,327,830	61,199,263	61,660,616

Contract owners’ equity at end of period	$15,931,981	14,031,105	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263

CHANGE IN UNITS:
Beginning units	884,903	827,555	5,073,669	5,517,742	763,210	857,905	4,651,695	5,084,672
Units purchased	266,597	223,214	707,153	657,473	31,539	23,514	2,771,297	836,577
Units redeemed	(219,469)	(165,866)	(1,289,462)	(1,101,546)	(143,616)	(118,209)	(2,595,066)	(1,269,554)

Ending units	932,031	884,903	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FO2		FOP		FRESS2		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,179,993)	(53,347)	(427,271)	185,981	42,539	10,330	(3,558)	8,454
Realized gain (loss) on investments	1,346,325	527,688	2,046,992	264,456	(434,576)	613,503	(176,123)	141,326
Change in unrealized gain (loss) on investments	11,914,755	17,367,722	4,608,547	9,153,417	(786,567)	616,391	114,317	535,939
Reinvested capital gains	394,022	3,542,648	223,482	1,802,471	346,315	119,367	183,590	370,679

Net increase (decrease) in contract owners’ equity resulting from operations	12,475,109	21,384,711	6,451,750	11,406,325	(832,289)	1,359,591	118,226	1,056,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,695,396	4,979,850	356,602	395,313	2,012,227	2,800,441	30,879	36,299
Transfers between funds	(5,448,641)	(5,116,469)	(1,153,638)	(574,556)	(1,620,875)	1,034,777	(175,456)	(106,393)
Redemptions (notes 2, 3, and 4)	(7,277,874)	(8,761,465)	(3,732,191)	(4,721,758)	(549,813)	(729,367)	(233,242)	(504,069)
Adjustments to maintain reserves	307	(1,005)	4,324	(562)	120	(111)	64	(104)

Net equity transactions	(9,030,812)	(8,899,089)	(4,524,903)	(4,901,563)	(158,341)	3,105,740	(377,755)	(574,267)

Net change in contract owners’ equity	3,444,297	12,485,622	1,926,847	6,504,762	(990,630)	4,465,331	(259,529)	482,131
Contract owners’ equity at beginning of period	97,608,720	85,123,098	52,253,815	45,749,053	9,190,357	4,725,026	3,882,954	3,400,823

Contract owners’ equity at end of period	$101,053,017	97,608,720	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954

CHANGE IN UNITS:
Beginning units	3,623,703	3,960,462	1,360,073	1,502,540	666,837	412,769	130,997	152,249
Units purchased	411,609	512,929	23,533	23,245	296,197	864,013	11,356	17,775
Units redeemed	(731,295)	(849,688)	(148,873)	(165,712)	(318,659)	(609,945)	(27,727)	(39,027)

Ending units	3,304,017	3,623,703	1,234,733	1,360,073	644,375	666,837	114,626	130,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,000)	67	229,464	(40,416)	(66,897)	1,596,086	6,082,515	5,750,920
Realized gain (loss) on investments	79,333	289,174	505,950	131,287	(7,581,609)	(1,099,522)	(4,140,984)	(1,876,271)
Change in unrealized gain (loss) on investments	(51,309)	621,534	133,488	1,958,989	(7,827,403)	7,814,328	(8,446,562)	(3,306,061)
Reinvested capital gains	242,694	488,669	219,442	-	22,886,178	5,567,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,718	1,399,444	1,088,344	2,049,860	7,410,269	13,878,676	(6,505,031)	568,588

Equity transactions:
Purchase payments received from contract owners (note 4)	55,612	96,782	76,314	81,300	3,082,153	3,133,185	1,970,134	1,864,745
Transfers between funds	(31,179)	(65,388)	(969,992)	(292,128)	(5,132,409)	(1,514,091)	(4,573,274)	(3,481,159)
Redemptions (notes 2, 3, and 4)	(442,903)	(920,819)	(710,236)	(816,812)	(6,913,986)	(8,166,311)	(8,373,534)	(9,259,359)
Adjustments to maintain reserves	(250)	(42)	151	(195)	51	164	832	(50)

Net equity transactions	(418,720)	(889,467)	(1,603,763)	(1,027,835)	(8,964,191)	(6,547,053)	(10,975,842)	(10,875,823)

Net change in contract owners’ equity	(164,002)	509,977	(515,419)	1,022,025	(1,553,922)	7,331,623	(17,480,873)	(10,307,235)
Contract owners’ equity at beginning of period	5,213,386	4,703,409	9,772,585	8,750,560	86,937,569	79,605,946	99,297,262	109,604,497

Contract owners’ equity at end of period	$5,049,384	5,213,386	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262

CHANGE IN UNITS:
Beginning units	126,904	151,463	795,837	889,456	5,922,543	6,404,078	10,542,396	11,681,077
Units purchased	7,592	7,398	48,613	84,418	635,283	414,497	985,446	830,317
Units redeemed	(19,130)	(31,957)	(192,023)	(178,037)	(1,267,716)	(896,032)	(2,229,270)	(1,968,998)

Ending units	115,366	126,904	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVMD2		FTVRD2		FTVSI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,635,775	8,797,574	19,311	15,067	(58,667)	(73,670)	60,206	69,125
Realized gain (loss) on investments	(9,642,551)	418,114	(183,482)	(35,391)	890,222	1,876,192	1,677	(743)
Change in unrealized gain (loss) on investments	(4,330,879)	17,919,804	52,548	160,573	1,536,152	1,028,864	(8,872)	28,316
Reinvested capital gains	169,774	3,796,198	19,464	130,381	1,651,377	5,242,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,167,881)	30,931,690	(92,159)	270,630	4,019,084	8,073,389	53,011	96,698

Equity transactions:
Purchase payments received from contract owners (note 4)	6,797,487	7,134,017	27,673	131,769	663,579	142,778	12,424	-
Transfers between funds	(12,854,951)	(8,371,904)	(208,344)	(45,630)	(1,480,031)	(1,265,188)	119,120	263,985
Redemptions (notes 2, 3, and 4)	(17,871,532)	(20,732,607)	(248,850)	(58,088)	(5,406,750)	(3,756,813)	(9,105)	(26,401)
Adjustments to maintain reserves	294	21	(12)	4	(16)	53	12	(11)

Net equity transactions	(23,928,702)	(21,970,473)	(429,533)	28,055	(6,223,218)	(4,879,170)	122,451	237,573

Net change in contract owners’ equity	(29,096,583)	8,961,217	(521,692)	298,685	(2,204,134)	3,194,219	175,462	334,271
Contract owners’ equity at beginning of period	234,370,094	225,408,877	1,423,693	1,125,008	34,367,446	31,173,227	1,518,227	1,183,956

Contract owners’ equity at end of period	$205,273,511	234,370,094	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227

CHANGE IN UNITS:
Beginning units	13,162,556	14,462,828	92,937	90,901	884,745	1,023,109	133,696	112,176
Units purchased	2,790,097	1,209,923	16,202	14,839	30,248	18,544	25,982	24,140
Units redeemed	(4,359,145)	(2,510,195)	(47,229)	(12,803)	(189,998)	(156,908)	(15,068)	(2,620)

Ending units	11,593,508	13,162,556	61,910	92,937	724,995	884,745	144,610	133,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVGMNS		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,815	(331,083)	462,140	65,863	(130,083)	(19,536)	11,611	28,628
Realized gain (loss) on investments	(8,019,412)	(6,881,550)	(1,726,209)	(1,312,523)	(9,595)	114,046	(6,493)	99
Change in unrealized gain (loss) on investments	8,027,291	11,151,631	745,350	3,849,551	199,596	498,807	83,033	18,113
Reinvested capital gains	4,481,966	12,970,972	-	288,506	140,736	437,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,552,660	16,909,970	(518,719)	2,891,397	200,654	1,030,951	88,151	46,840

Equity transactions:
Purchase payments received from contract owners (note 4)	360,534	439,586	201,465	120,907	86,449	101,290	392,502	339,886
Transfers between funds	1,334,463	(1,351,421)	923,747	742,839	(509,709)	(1,579,720)	31,405	834,670
Redemptions (notes 2, 3, and 4)	(7,957,814)	(8,868,280)	(2,504,789)	(3,085,813)	(358,359)	(812,029)	(177,577)	(27,188)
Adjustments to maintain reserves	(7)	(28)	373	(324)	94	(158)	41	(22)

Net equity transactions	(6,262,824)	(9,780,143)	(1,379,204)	(2,222,391)	(781,525)	(2,290,617)	246,371	1,147,346

Net change in contract owners’ equity	(1,710,164)	7,129,827	(1,897,923)	669,006	(580,871)	(1,259,666)	334,522	1,194,186
Contract owners’ equity at beginning of period	78,834,487	71,704,660	28,327,657	27,658,651	10,483,665	11,743,331	1,625,373	431,187

Contract owners’ equity at end of period	$77,124,323	78,834,487	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373

CHANGE IN UNITS:
Beginning units	1,819,674	2,065,774	1,265,143	1,368,003	818,810	1,013,151	161,311	45,915
Units purchased	319,406	167,079	154,535	96,404	40,394	42,841	52,919	118,159
Units redeemed	(420,714)	(413,179)	(207,064)	(199,264)	(103,846)	(237,182)	(29,356)	(2,763)

Ending units	1,718,366	1,819,674	1,212,614	1,265,143	755,358	818,810	184,874	161,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		RSRF		RVARS		ACEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,036)	(1,784)	30	11	(46,747)	99,875	(74,161)	(67,260)
Realized gain (loss) on investments	(76,049)	(81,869)	(34)	(43)	289,738	86,467	231,865	163,904
Change in unrealized gain (loss) on investments	93,322	225,568	316	342	531,346	284,904	1,090,134	563,225
Reinvested capital gains	6,194	11,266	-	-	-	-	407,683	683,909

Net increase (decrease) in contract owners’ equity resulting from operations	21,431	153,181	312	310	774,337	471,246	1,655,521	1,343,778

Equity transactions:
Purchase payments received from contract owners (note 4)	28,251	39,328	-	-	78,463	86,385	99,060	14,648
Transfers between funds	(68,308)	(204,957)	377	657	35,743	(245,460)	265,090	(90,376)
Redemptions (notes 2, 3, and 4)	(12,930)	(169,368)	-	-	(1,025,216)	(1,066,594)	(531,783)	(556,007)
Adjustments to maintain reserves	41	5	(2)	2	306	(224)	224	(121)

Net equity transactions	(52,946)	(334,992)	375	659	(910,704)	(1,225,893)	(167,409)	(631,856)

Net change in contract owners’ equity	(31,515)	(181,811)	687	969	(136,367)	(754,647)	1,488,112	711,922
Contract owners’ equity at beginning of period	543,956	725,767	6,202	5,233	13,888,315	14,642,962	4,737,817	4,025,895

Contract owners’ equity at end of period	$512,441	543,956	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817

CHANGE IN UNITS:
Beginning units	27,823	45,953	637	565	1,412,374	1,539,831	202,090	231,155
Units purchased	5,076	5,594	51	90	498,636	97,764	72,151	26,065
Units redeemed	(8,590)	(23,724)	(11)	(18)	(586,378)	(225,221)	(84,770)	(55,130)

Ending units	24,309	27,823	677	637	1,324,632	1,412,374	189,471	202,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		IVMCC2		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,408	(918)	(164,906)	(210,144)	(158,608)	(145,240)	(147,708)	-
Realized gain (loss) on investments	(3,006)	(6,584)	(642,523)	(527,815)	59,769	245,559	566,470	-
Change in unrealized gain (loss) on investments	(2,822)	34,988	(797,148)	2,095,074	3,295,764	1,844,169	5,243,073	-
Reinvested capital gains	10,512	-	2,854,756	1,579,235	987,369	1,343,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,092	27,486	1,250,179	2,936,350	4,184,294	3,288,067	5,661,835	-

Equity transactions:
Purchase payments received from contract owners (note 4)	51,717	-	183,517	23,338	218,062	152,929	7,337	-
Transfers between funds	69	731	(1,014)	(2,887)	(638,773)	710,234	12,644,905	-
Redemptions (notes 2, 3, and 4)	(9,927)	(24,268)	(1,150,421)	(755,604)	(1,114,089)	(1,018,964)	(925,059)	-
Adjustments to maintain reserves	1	3	267	(308)	45	(93)	(193,218)	-

Net equity transactions	41,860	(23,534)	(967,651)	(735,461)	(1,534,755)	(155,894)	11,533,965	-

Net change in contract owners’ equity	61,952	3,952	282,528	2,200,889	2,649,539	3,132,173	17,195,800	-
Contract owners’ equity at beginning of period	201,364	197,412	15,003,231	12,802,342	12,110,594	8,978,421	-	-

Contract owners’ equity at end of period	$263,316	201,364	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-

CHANGE IN UNITS:
Beginning units	15,517	17,442	923,919	968,161	815,351	831,417	-	-
Units purchased	3,755	58	124,849	72,379	68,245	138,718	1,454,361	-
Units redeemed	(792)	(1,983)	(169,968)	(116,621)	(168,080)	(154,784)	(280,335)	-

Ending units	18,480	15,517	878,800	923,919	715,516	815,351	1,174,026	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVB		OVGI		OVGIS		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$305,098	324,766	21,050	(22,365)	(657,823)	(1,322,494)	(809,766)	(542,373)
Realized gain (loss) on investments	305,879	145,032	(296,627)	25,910	(87,790)	13,057,985	1,562,636	9,260,073
Change in unrealized gain (loss) on investments	673,017	780,631	425,649	1,103,086	4,591,120	5,536,661	25,844,807	5,981,307
Reinvested capital gains	-	-	1,052,285	1,822,125	16,499,165	29,929,637	4,601,117	18,480,518

Net increase (decrease) in contract owners’ equity resulting from operations	1,283,994	1,250,429	1,202,357	2,928,756	20,344,672	47,201,789	31,198,794	33,179,525

Equity transactions:
Purchase payments received from contract owners (note 4)	280,717	175,951	316,883	352,819	4,283,744	4,259,912	973,946	1,013,852
Transfers between funds	2,374,467	(173,694)	(451,853)	65,773	(14,548,227)	(3,146,731)	(3,772,389)	(3,242,625)
Redemptions (notes 2, 3, and 4)	(1,859,226)	(2,131,409)	(973,629)	(1,605,426)	(17,295,787)	(21,175,795)	(10,866,285)	(13,885,861)
Adjustments to maintain reserves	78	(8)	32	(105)	1,214	(255)	(77)	32

Net equity transactions	796,036	(2,129,160)	(1,108,567)	(1,186,939)	(27,559,056)	(20,062,869)	(13,664,805)	(16,114,602)

Net change in contract owners’ equity	2,080,030	(878,731)	93,790	1,741,817	(7,214,384)	27,138,920	17,533,989	17,064,923
Contract owners’ equity at beginning of period	15,402,935	16,281,666	11,737,375	9,995,558	188,963,813	161,824,893	133,230,682	116,165,759

Contract owners’ equity at end of period	$17,482,965	15,402,935	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682

CHANGE IN UNITS:
Beginning units	696,890	792,366	512,894	569,239	5,494,477	6,094,730	1,606,006	1,827,157
Units purchased	142,422	27,494	49,247	41,011	449,138	730,785	26,972	25,866
Units redeemed	(125,504)	(122,970)	(102,390)	(97,356)	(1,226,977)	(1,331,038)	(188,658)	(247,017)

Ending units	713,808	696,890	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		OVIGS		OVMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,296,464)	(1,063,723)	6,957	9,063	(526,613)	(474,865)	175,766	213,609
Realized gain (loss) on investments	1,035,373	(635,655)	1,877	3,933	1,209,804	323,135	453,668	(88,918)
Change in unrealized gain (loss) on investments	24,055,564	13,483,731	265,888	282,821	9,690,848	10,222,603	1,752,022	2,977,265
Reinvested capital gains	4,280,138	18,439,810	20,852	78,188	759,632	2,694,175	542,875	374,032

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,611	30,224,163	295,574	374,005	11,133,671	12,765,048	2,924,331	3,475,988

Equity transactions:
Purchase payments received from contract owners (note 4)	4,994,833	4,812,964	28,316	101,417	5,223,899	4,448,564	102,242	259,440
Transfers between funds	(11,153,015)	(3,479,061)	(144,693)	(17,173)	(6,590,724)	104,629	701,869	(238,619)
Redemptions (notes 2, 3, and 4)	(11,199,118)	(10,604,024)	(161,553)	(44,667)	(3,035,104)	(3,214,678)	(1,886,640)	(3,132,199)
Adjustments to maintain reserves	559	(16)	16	3	321	(360)	(33)	148

Net equity transactions	(17,356,741)	(9,270,137)	(277,914)	39,580	(4,401,608)	1,338,155	(1,082,562)	(3,111,230)

Net change in contract owners’ equity	10,717,870	20,954,026	17,660	413,585	6,732,063	14,103,203	1,841,769	364,758
Contract owners’ equity at beginning of period	126,494,146	105,540,120	1,722,366	1,308,781	61,577,746	47,474,543	23,247,612	22,882,854

Contract owners’ equity at end of period	$137,212,016	126,494,146	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612

CHANGE IN UNITS:
Beginning units	2,963,169	3,193,358	124,703	121,300	5,652,376	5,495,598	618,103	706,855
Units purchased	175,409	489,662	9,729	16,324	871,867	1,094,375	37,474	8,556
Units redeemed	(581,537)	(719,851)	(30,194)	(12,921)	(1,265,647)	(937,597)	(67,970)	(97,308)

Ending units	2,557,041	2,963,169	104,238	124,703	5,258,596	5,652,376	587,607	618,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,126	38,091	199,243	118,248	(31,574)	(61,329)	(1,121,143)	(1,517,736)
Realized gain (loss) on investments	(17,126)	(7,696)	(213,158)	(121,219)	(88,357)	(244,991)	(4,043,072)	(1,306,249)
Change in unrealized gain (loss) on investments	(29,481)	107,139	22,433	544,338	804,879	954,808	22,821,279	14,523,402
Reinvested capital gains	-	-	-	-	63,548	531,307	1,365,685	9,136,201

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	137,534	8,518	541,367	748,496	1,179,795	19,022,749	20,835,618

Equity transactions:
Purchase payments received from contract owners (note 4)	43,814	95,229	9,209	41,922	82,041	170,919	4,706,038	4,228,781
Transfers between funds	(122,065)	216,963	(646,561)	(43,837)	(86,328)	(407,718)	(4,740,638)	1,041,515
Redemptions (notes 2, 3, and 4)	(82,805)	(178,075)	(649,612)	(930,178)	(392,046)	(1,267,711)	(7,464,958)	(9,030,954)
Adjustments to maintain reserves	39	(32)	166	(173)	59	(31)	(38,614)	36

Net equity transactions	(161,017)	134,085	(1,286,798)	(932,266)	(396,274)	(1,504,541)	(7,538,172)	(3,760,622)

Net change in contract owners’ equity	(140,498)	271,619	(1,278,280)	(390,899)	352,222	(324,746)	11,484,577	17,074,996
Contract owners’ equity at beginning of period	1,696,709	1,425,090	5,970,544	6,361,443	5,101,238	5,425,984	102,535,833	85,460,837

Contract owners’ equity at end of period	$1,556,211	1,696,709	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833

CHANGE IN UNITS:
Beginning units	152,056	139,910	550,096	639,787	221,936	294,895	2,265,629	2,344,905
Units purchased	9,950	31,913	24,336	30,231	48,201	16,690	536,662	298,240
Units redeemed	(25,377)	(19,767)	(147,883)	(119,922)	(69,647)	(89,649)	(661,685)	(377,516)

Ending units	136,629	152,056	426,549	550,096	200,490	221,936	2,140,606	2,265,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRENG		WRHIP		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$367,147	545,123	635	(24)	3,570,480	3,908,145	(2,200,444)	(1,784,952)
Realized gain (loss) on investments	(4,566,119)	(9,101,876)	(35,366)	(489)	(1,705,862)	270,893	7,631,430	4,210,081
Change in unrealized gain (loss) on investments	17,109,228	29,568,535	5,269	237	102,078	2,905,154	42,291,200	12,048,222
Reinvested capital gains	2,270,084	5,896,850	-	-	-	-	9,533,362	17,779,311

Net increase (decrease) in contract owners’ equity resulting from operations	15,180,340	26,908,632	(29,462)	(276)	1,966,696	7,084,192	57,255,548	32,252,662

Equity transactions:
Purchase payments received from contract owners (note 4)	1,349,260	1,843,172	-	7,405	768,664	981,568	26,864,373	12,040,686
Transfers between funds	(7,546,461)	(7,931,893)	72,534	1,391	(5,945,460)	(6,679,649)	(5,835,398)	3,740,928
Redemptions (notes 2, 3, and 4)	(14,649,051)	(12,631,736)	(271)	(999)	(5,831,060)	(7,467,747)	(10,095,898)	(8,600,270)
Adjustments to maintain reserves	287	371	(4)	(3)	448	(516)	(138)	64

Net equity transactions	(20,845,965)	(18,720,086)	72,259	7,794	(11,007,408)	(13,166,344)	10,932,939	7,181,408

Net change in contract owners’ equity	(5,665,625)	8,188,546	42,797	7,518	(9,040,712)	(6,082,152)	68,188,487	39,434,070
Contract owners’ equity at beginning of period	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763	128,785,824	89,351,754

Contract owners’ equity at end of period	$146,144,790	151,810,415	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824

CHANGE IN UNITS:
Beginning units	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517	5,847,898	5,510,204
Units purchased	256,130	234,010	25,512	1,301	313,401	538,582	2,317,035	2,383,800
Units redeemed	(1,490,630)	(1,396,912)	(14,079)	(154)	(1,167,696)	(1,532,647)	(2,079,687)	(2,046,106)

Ending units	7,535,428	8,769,928	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$85	533	25,696	21,589	490,386	1,051,536	46,103	136,298
Realized gain (loss) on investments	(13)	(809)	(25,069)	6,255	(3,252,231)	(1,314,170)	7,031	(43,052)
Change in unrealized gain (loss) on investments	205	1,648	198,896	77,498	2,377,373	4,530,873	(158,979)	620,476
Reinvested capital gains	1,245	1,981	126,453	66,515	4,538,221	4,189,120	474,065	507,353

Net increase (decrease) in contract owners’ equity resulting from operations	1,522	3,353	325,976	171,857	4,153,749	8,457,359	368,220	1,221,075

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,075,363	715,612	150	151,800
Transfers between funds	101	(13,372)	1,875,608	1,301,233	(1,769,106)	(1,136,978)	910	(3,167)
Redemptions (notes 2, 3, and 4)	-	-	(541,764)	(1,649,787)	(9,793,058)	(8,881,496)	(1,152,628)	(3,428,075)
Adjustments to maintain reserves	(1)	(9)	(28)	3	23	4	(5)	-

Net equity transactions	100	(13,381)	1,333,816	(348,551)	(10,486,778)	(9,302,858)	(1,151,573)	(3,279,442)

Net change in contract owners’ equity	1,622	(10,028)	1,659,792	(176,694)	(6,333,029)	(845,499)	(783,353)	(2,058,367)
Contract owners’ equity at beginning of period	9,996	20,024	1,109,891	1,286,585	42,643,759	43,489,258	5,519,034	7,577,401

Contract owners’ equity at end of period	$11,618	9,996	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034

CHANGE IN UNITS:
Beginning units	567	1,382	64,536	85,500	1,964,771	2,422,804	376,811	614,350
Units purchased	6	8	110,688	79,101	81,894	36,363	1,239	11,310
Units redeemed	-	(823)	(31,709)	(100,065)	(587,545)	(494,396)	(81,847)	(248,849)

Ending units	573	567	143,515	64,536	1,459,120	1,964,771	296,203	376,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,438	96,857	16,923	21,636	37,415	71,271	277,227	516,479
Realized gain (loss) on investments	(73,491)	(47,956)	(27,652)	382	34,959	31,444	(960,526)	(582,073)
Change in unrealized gain (loss) on investments	181,502	378,811	11,174	130,238	(36,460)	456,762	853,926	2,146,174
Reinvested capital gains	440,615	324,288	99,825	76,704	328,787	240,599	2,123,320	1,885,863

Net increase (decrease) in contract owners’ equity resulting from operations	621,064	752,000	100,270	228,960	364,701	800,076	2,293,947	3,966,443

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,300	10,000	-	-	111,910	14,600	74,760
Transfers between funds	(162)	78	(121,727)	6,188	(93,506)	(90,775)	(164,771)	(157,784)
Redemptions (notes 2, 3, and 4)	(428,664)	(328,605)	(453,984)	(71,757)	(512,043)	(976,595)	(4,080,394)	(5,033,405)
Adjustments to maintain reserves	(23)	(13)	2	(15)	5	(7)	(56,962)	(23)

Net equity transactions	(428,849)	(307,240)	(565,709)	(65,584)	(605,544)	(955,467)	(4,287,527)	(5,116,452)

Net change in contract owners’ equity	192,215	444,760	(465,439)	163,376	(240,843)	(155,391)	(1,993,580)	(1,150,009)
Contract owners’ equity at beginning of period	5,153,543	4,708,783	1,782,768	1,619,392	5,004,356	5,159,747	21,895,578	23,045,587

Contract owners’ equity at end of period	$5,345,758	5,153,543	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578

CHANGE IN UNITS:
Beginning units	275,259	292,690	132,892	138,108	355,682	427,741	1,090,124	1,360,385
Units purchased	13	1,239	1,034	504	251	8,211	3,408	11,191
Units redeemed	(22,727)	(18,670)	(43,908)	(5,720)	(43,742)	(80,270)	(220,820)	(281,452)

Ending units	252,545	275,259	90,018	132,892	312,191	355,682	872,712	1,090,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPICB2		JPMMV1		JABS		JACAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,301	(1,339)	14,172	34,399	28,692	44,938	(1,814,759)	(1,936,068)
Realized gain (loss) on investments	14,009	2	(386,443)	118,786	427,770	645,292	6,413,198	1,789,884
Change in unrealized gain (loss) on investments	340,235	(2,261)	(583,347)	1,561,087	564,318	926,686	29,872,031	28,255,755
Reinvested capital gains	-	-	552,718	762,979	139,006	277,055	11,065,723	11,323,419

Net increase (decrease) in contract owners’ equity resulting from operations	356,545	(3,598)	(402,900)	2,477,251	1,159,786	1,893,971	45,536,193	39,432,990

Equity transactions:
Purchase payments received from contract owners (note 4)	13,944,823	1,291,910	129,599	158,614	25,727	82,433	608,677	1,252,423
Transfers between funds	2,291,413	25,410	(916,834)	(446,346)	44,340	(45,485)	(12,786,627)	(5,520,557)
Redemptions (notes 2, 3, and 4)	(270,029)	(839)	(786,593)	(1,407,157)	(913,440)	(1,711,649)	(14,139,920)	(13,883,996)
Adjustments to maintain reserves	16	5	95	(40)	112	(50)	402	(119)

Net equity transactions	15,966,223	1,316,486	(1,573,733)	(1,694,929)	(843,261)	(1,674,751)	(26,317,468)	(18,152,249)

Net change in contract owners’ equity	16,322,768	1,312,888	(1,976,633)	782,322	316,525	219,220	19,218,725	21,280,741
Contract owners’ equity at beginning of period	1,312,888	-	11,261,759	10,479,437	9,799,803	9,580,583	138,668,223	117,387,482

Contract owners’ equity at end of period	$17,635,656	1,312,888	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223

CHANGE IN UNITS:
Beginning units	131,850	-	332,614	387,327	313,524	395,535	3,296,707	3,720,030
Units purchased	1,622,252	131,934	9,347	15,773	14,533	21,451	270,847	347,517
Units redeemed	(86,338)	(84)	(64,999)	(70,486)	(54,357)	(103,462)	(817,341)	(770,840)

Ending units	1,667,764	131,850	276,962	332,614	273,700	313,524	2,750,213	3,296,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$702,888	875,472	(3,051,450)	(1,736,316)	(83,145)	125,703	(8,826)	(8,366)
Realized gain (loss) on investments	307,619	(189,654)	19,133,585	9,718,366	(1,425,501)	(1,752,298)	7,303	119,527
Change in unrealized gain (loss) on investments	4,742,566	3,935,450	45,789,129	33,319,039	5,767,855	9,455,308	170,784	359,970
Reinvested capital gains	-	-	18,176,029	9,940,454	-	-	161,114	130,202

Net increase (decrease) in contract owners’ equity resulting from operations	5,753,073	4,621,268	80,047,293	51,241,543	4,259,209	7,828,713	330,375	601,333

Equity transactions:
Purchase payments received from contract owners (note 4)	10,896,970	6,332,029	26,624,992	11,924,218	462,362	859,879	303,132	169,763
Transfers between funds	11,066,732	(3,047,781)	(11,804,159)	1,670,886	(1,949,031)	(1,238,914)	(298,124)	(436,341)
Redemptions (notes 2, 3, and 4)	(4,722,091)	(4,899,163)	(14,457,308)	(12,563,380)	(3,442,422)	(4,154,154)	(89,364)	(82,461)
Adjustments to maintain reserves	261	(258)	472	(350)	451	(584)	3	(21)

Net equity transactions	17,241,872	(1,615,173)	363,997	1,031,374	(4,928,640)	(4,533,773)	(84,353)	(349,060)

Net change in contract owners’ equity	22,994,945	3,006,095	80,411,290	52,272,917	(669,431)	3,294,940	246,022	252,273
Contract owners’ equity at beginning of period	67,174,628	64,168,533	175,262,457	122,989,540	36,754,437	33,459,497	2,053,042	1,800,769

Contract owners’ equity at end of period	$90,169,573	67,174,628	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042

CHANGE IN UNITS:
Beginning units	6,400,630	6,585,369	6,662,451	6,599,469	1,702,037	1,925,759	77,654	91,628
Units purchased	3,338,426	1,366,207	3,240,228	1,905,843	82,825	93,569	32,960	14,709
Units redeemed	(1,836,644)	(1,550,946)	(3,210,487)	(1,842,861)	(314,262)	(317,291)	(36,926)	(28,683)

Ending units	7,902,412	6,400,630	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LOVSDC		LOVTRC		MNCPS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$391,682	(307,059)	18,134	1,865	679,437	686,598	(186)	396
Realized gain (loss) on investments	84,703	1,013,804	4,712	3	147,808	(145,115)	803	(50)
Change in unrealized gain (loss) on investments	(1,870,838)	5,913,644	(1,110)	236	1,010,463	2,429,740	58,501	3,665
Reinvested capital gains	-	-	-	-	1,137,197	-	2,321	7,170

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,453)	6,620,389	21,736	2,104	2,974,905	2,971,223	61,439	11,181

Equity transactions:
Purchase payments received from contract owners (note 4)	2,971,719	3,218,402	307,447	223,978	9,580,549	10,002,199	8,322	-
Transfers between funds	(1,027,999)	(4,392,514)	213,974	(188)	3,126,297	1,946,235	114,381	40,526
Redemptions (notes 2, 3, and 4)	(1,871,228)	(2,786,834)	(4,937)	-	(4,106,616)	(2,526,557)	(5,395)	(8,149)
Adjustments to maintain reserves	175	(54)	(16)	3	190	(206)	-	(5)

Net equity transactions	72,667	(3,961,000)	516,468	223,793	8,600,420	9,421,671	117,308	32,372

Net change in contract owners’ equity	(1,321,786)	2,659,389	538,204	225,897	11,575,325	12,392,894	178,747	43,553
Contract owners’ equity at beginning of period	45,265,948	42,606,559	259,230	33,333	51,206,073	38,813,179	85,441	41,888

Contract owners’ equity at end of period	$43,944,162	45,265,948	797,434	259,230	62,781,398	51,206,073	264,188	85,441

CHANGE IN UNITS:
Beginning units	4,475,407	4,904,233	24,509	3,299	4,806,220	3,894,839	7,458	4,444
Units purchased	788,400	610,791	78,384	21,228	1,856,957	1,853,655	10,459	4,895
Units redeemed	(808,645)	(1,039,617)	(28,394)	(18)	(1,104,912)	(942,274)	(685)	(1,881)

Ending units	4,455,162	4,475,407	74,499	24,509	5,558,265	4,806,220	17,232	7,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MNDSC		MV2RIS		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,332)	(73,657)	(1,029,855)	(807,203)	(673)	-	(8,858)	-
Realized gain (loss) on investments	320,172	178,383	897,581	1,536,946	596	-	259,846	-
Change in unrealized gain (loss) on investments	334,654	1,364,961	19,781,130	5,024,982	119,367	-	195,801	-
Reinvested capital gains	616,125	504,007	7,137,846	10,070,543	6,887	-	25,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,188,619	1,973,694	26,786,702	15,825,268	126,177	-	471,997	-

Equity transactions:
Purchase payments received from contract owners (note 4)	21,364	35,807	14,625,885	6,666,931	968,838	-	2,896,727	-
Transfers between funds	(646,084)	198,072	(13,517,883)	10,310,133	918,063	-	784,452	-
Redemptions (notes 2, 3, and 4)	(605,590)	(804,224)	(3,952,706)	(3,174,303)	(3,236)	-	(26,708)	-
Adjustments to maintain reserves	40	(102)	558	(590)	(33)	-	(6)	-

Net equity transactions	(1,230,270)	(570,447)	(2,844,146)	13,802,171	1,883,632	-	3,654,465	-

Net change in contract owners’ equity	(41,651)	1,403,247	23,942,556	29,627,439	2,009,809	-	4,126,462	-
Contract owners’ equity at beginning of period	6,823,648	5,420,401	67,089,712	37,462,273	-	-	-	-

Contract owners’ equity at end of period	$6,781,997	6,823,648	91,032,268	67,089,712	2,009,809	-	4,126,462	-

CHANGE IN UNITS:
Beginning units	391,705	427,471	3,012,031	2,337,791	-	-	-	-
Units purchased	13,958	45,130	1,104,863	1,377,116	151,488	-	503,584	-
Units redeemed	(81,988)	(80,896)	(1,281,789)	(702,876)	(429)	-	(199,797)	-

Ending units	323,675	391,705	2,835,105	3,012,031	151,059	-	303,787	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFSC		MVIGSC		MVIVSC		MVRBSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(583,277)	1,237,163	825	(2,307)	(2,118,924)	(218,124)	53	-
Realized gain (loss) on investments	15,564,755	22,306,709	61,725	(71,288)	14,611,955	11,947,954	-	-
Change in unrealized gain (loss) on investments	(21,259,502)	48,996,359	1,390,774	143,263	30,766,651	39,939,427	1,535	-
Reinvested capital gains	15,780,598	16,506,174	95,218	73,166	5,890,827	8,743,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,502,574	89,046,405	1,548,542	142,834	49,150,509	60,412,789	1,588	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,212,208	12,745,448	8,956,336	1,099,271	16,002,955	14,537,403	296,420	-
Transfers between funds	4,069,424	(18,162,451)	1,075,889	1,027,150	(26,572,505)	(8,476,016)	97	-
Redemptions (notes 2, 3, and 4)	(29,302,356)	(39,061,512)	(143,224)	(7,883)	(22,926,798)	(23,623,162)	-	-
Adjustments to maintain reserves	(39)	(22)	(4)	(10)	872	(112)	(8)	-

Net equity transactions	(13,020,763)	(44,478,537)	9,888,997	2,118,528	(33,495,476)	(17,561,887)	296,509	-

Net change in contract owners’ equity	(3,518,189)	44,567,868	11,437,539	2,261,362	15,655,033	42,850,902	298,097	-
Contract owners’ equity at beginning of period	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099	-	-

Contract owners’ equity at end of period	$380,570,959	384,089,148	13,698,901	2,261,362	317,179,034	301,524,001	298,097	-

CHANGE IN UNITS:
Beginning units	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349	-	-
Units purchased	1,482,951	950,608	1,106,997	210,688	1,421,536	1,689,587	28,447	-
Units redeemed	(1,738,129)	(2,228,789)	(207,223)	(2,146)	(2,990,825)	(2,556,407)	-	-

Ending units	9,837,182	10,092,360	1,108,316	208,542	12,241,240	13,810,529	28,447	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVUSC		MGRFV		MSEM		MSEMB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,785	6,463	(25)	50	37,043	53,510	18,093	24,528
Realized gain (loss) on investments	1,941	(584)	5	16	11,686	16,430	(15,707)	(5,503)
Change in unrealized gain (loss) on investments	1,679	35,777	429	(104)	(1,122)	90,421	13,365	50,369
Reinvested capital gains	5,774	597	16	293	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	42,253	425	255	47,607	160,361	15,751	69,394

Equity transactions:
Purchase payments received from contract owners (note 4)	114	21,497	-	7,405	-	-	1	-
Transfers between funds	3,925	(3,371)	-	-	(15,452)	(7,023)	(8,661)	(17,327)
Redemptions (notes 2, 3, and 4)	(5,150)	(15,726)	(684)	(1,090)	(135,391)	(150,100)	(59,002)	(22,162)
Adjustments to maintain reserves	19	(4)	(6)	2	80	(171)	64	(13)

Net equity transactions	(1,092)	2,396	(690)	6,317	(150,763)	(157,294)	(67,598)	(39,502)

Net change in contract owners’ equity	12,087	44,649	(265)	6,572	(103,156)	3,067	(51,847)	29,892
Contract owners’ equity at beginning of period	218,369	173,720	6,572	-	1,309,121	1,306,054	575,441	545,549

Contract owners’ equity at end of period	$230,456	218,369	6,307	6,572	1,205,965	1,309,121	523,594	575,441

CHANGE IN UNITS:
Beginning units	13,924	13,773	575	-	42,170	47,440	33,426	36,142
Units purchased	1,614	2,243	-	673	-	-	490	707
Units redeemed	(1,555)	(2,092)	(59)	(98)	(4,837)	(5,270)	(5,058)	(3,423)

Ending units	13,983	13,924	516	575	37,333	42,170	28,858	33,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSGI2		MSVF2		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,487)	120,184	125,453	236,703	35,879	80,456	183	78
Realized gain (loss) on investments	(227,510)	33,076	321,007	101,484	(19,255)	145,967	437	1,073
Change in unrealized gain (loss) on investments	(427,630)	2,064,805	21,281	505,217	19,638	37,185	(4,490)	1,093
Reinvested capital gains	180,156	569,931	110,047	-	25,834	-	382	698

Net increase (decrease) in contract owners’ equity resulting from operations	(495,471)	2,787,996	577,788	843,404	62,096	263,608	(3,488)	2,942

Equity transactions:
Purchase payments received from contract owners (note 4)	768,705	683,130	81,060	46,328	4,059	5,787	646	1,166
Transfers between funds	(944,976)	(407,403)	136,722	1,065,040	615,010	1,179,426	5	(110)
Redemptions (notes 2, 3, and 4)	(778,454)	(1,009,266)	(1,523,069)	(807,800)	(1,058,974)	(1,344,722)	(2,053)	(2,539)
Adjustments to maintain reserves	298	(186)	142	(104)	194	4	62	10

Net equity transactions	(954,427)	(733,725)	(1,305,145)	303,464	(439,711)	(159,505)	(1,340)	(1,473)

Net change in contract owners’ equity	(1,449,898)	2,054,271	(727,357)	1,146,868	(377,615)	104,103	(4,828)	1,469
Contract owners’ equity at beginning of period	13,205,984	11,151,713	10,548,017	9,401,149	2,737,020	2,632,917	19,204	17,735

Contract owners’ equity at end of period	$11,756,086	13,205,984	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204

CHANGE IN UNITS:
Beginning units	1,125,057	1,195,515	714,861	694,470	181,090	190,500	-	-
Units purchased	144,952	254,809	211,783	139,530	114,907	199,658	-	-
Units redeemed	(245,680)	(325,267)	(300,195)	(119,139)	(149,577)	(209,068)	-	-

Ending units	1,024,329	1,125,057	626,449	714,861	146,420	181,090	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVREB		VKVGR2		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15	6	9,384	5,819	93,675	163,109	59,862	55,536
Realized gain (loss) on investments	37	154	(17,918)	1,397	(102,653)	26,958	(39,797)	(30,301)
Change in unrealized gain (loss) on investments	(410)	82	(50,559)	32,086	(154,308)	103,335	13,091	720,030
Reinvested capital gains	34	76	5,725	18,368	-	-	198,620	146,201

Net increase (decrease) in contract owners’ equity resulting from operations	(324)	318	(53,368)	57,670	(163,286)	293,402	231,776	891,466

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,505	-	2,597,713	1,487,721	250,341	784,144
Transfers between funds	-	-	(13,960)	(17,885)	241,357	3,869,032	332,783	67,828
Redemptions (notes 2, 3, and 4)	(405)	(529)	(1,774)	(56,234)	(754,134)	(216,231)	(228,486)	(557,835)
Adjustments to maintain reserves	(38)	3	9	(15)	30	(47)	8	(16)

Net equity transactions	(443)	(526)	(13,220)	(74,134)	2,084,966	5,140,475	354,646	294,121

Net change in contract owners’ equity	(767)	(208)	(66,588)	(16,464)	1,921,680	5,433,877	586,422	1,185,587
Contract owners’ equity at beginning of period	1,746	1,954	341,682	358,146	8,739,047	3,305,170	4,386,568	3,200,981

Contract owners’ equity at end of period	$979	1,746	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568

CHANGE IN UNITS:
Beginning units	-	-	28,285	34,671	825,933	327,763	224,130	207,195
Units purchased	-	-	3,740	1,656	1,987,858	573,492	47,624	55,456
Units redeemed	-	-	(4,948)	(8,042)	(1,828,829)	(75,322)	(25,348)	(38,521)

Ending units	-	-	27,077	28,285	984,962	825,933	246,406	224,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF2		GBF		GBF2		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$634,108	803,645	1,223,800	1,352,093	2,754	-	47,198	91,008
Realized gain (loss) on investments	10,781,073	6,796,829	3,392,985	(1,752,774)	(2,807)	-	97,223	131,937
Change in unrealized gain (loss) on investments	(11,682,135)	43,237,510	4,232,153	8,743,038	(3,075)	-	597,686	1,338,309
Reinvested capital gains	14,195,894	11,573,711	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,928,940	62,411,695	8,848,938	8,342,357	(3,128)	-	742,107	1,561,254

Equity transactions:
Purchase payments received from contract owners (note 4)	41,422,281	54,818,300	9,807,506	7,994,738	492,182	-	178,169	293,943
Transfers between funds	1,741,064	2,609,524	18,325,476	(19,158,184)	(238,578)	-	(384,145)	(155,597)
Redemptions (notes 2, 3, and 4)	(18,568,656)	(19,018,448)	(22,433,912)	(20,792,907)	-	-	(892,278)	(846,039)
Adjustments to maintain reserves	(137)	90	1,144	121	(2)	-	95	(686)

Net equity transactions	24,594,552	38,409,466	5,700,214	(31,956,232)	253,602	-	(1,098,159)	(708,379)

Net change in contract owners’ equity	38,523,492	100,821,161	14,549,152	(23,613,875)	250,474	-	(356,052)	852,875
Contract owners’ equity at beginning of period	327,417,277	226,596,116	171,556,840	195,170,715	-	-	8,807,745	7,954,870

Contract owners’ equity at end of period	$365,940,769	327,417,277	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745

CHANGE IN UNITS:
Beginning units	9,239,208	8,038,252	9,956,482	12,354,850	-	-	374,687	400,658
Units purchased	2,427,955	2,429,342	6,163,383	3,451,796	53,215	-	33,835	66,444
Units redeemed	(1,569,275)	(1,228,386)	(5,895,877)	(5,850,164)	(28,163)	-	(88,434)	(92,415)

Ending units	10,097,888	9,239,208	10,223,988	9,956,482	25,052	-	320,088	374,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM2		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52,357	305,314	(10,968)	175,445	694,248	8,846,720	21,864,155	14,904,337
Realized gain (loss) on investments	407,354	288,774	(128,853)	(40,710)	222,903,220	239,173,773	45,870,426	16,390,010
Change in unrealized gain (loss) on investments	4,713,306	9,173,147	865,278	1,593,391	(60,999,522)	430,187,040	186,908,142	185,482,176
Reinvested capital gains	-	-	-	645,702	498,633,165	436,261,026	2,315,176	10,825,818

Net increase (decrease) in contract owners’ equity resulting from operations	5,173,017	9,767,235	725,457	2,373,828	661,231,111	1,114,468,559	256,957,899	227,602,341

Equity transactions:
Purchase payments received from contract owners (note 4)	1,952,262	2,029,528	76,445	241,568	275,348,778	379,191,548	229,094,975	427,959,519
Transfers between funds	(2,830,540)	(1,217,513)	(110,236)	(751,559)	(87,392,129)	(8,284,771)	79,920,426	(73,636,390)
Redemptions (notes 2, 3, and 4)	(4,155,256)	(4,605,580)	(1,060,415)	(2,067,816)	(565,670,155)	(706,011,519)	(242,389,312)	(251,774,918)
Adjustments to maintain reserves	531	(477)	(94)	273	39,221	1,919	31,323	61

Net equity transactions	(5,033,003)	(3,794,042)	(1,094,300)	(2,577,534)	(377,674,285)	(335,102,823)	66,657,412	102,548,272

Net change in contract owners’ equity	140,014	5,973,193	(368,843)	(203,706)	283,556,826	779,365,736	323,615,311	330,150,613
Contract owners’ equity at beginning of period	54,948,740	48,975,547	14,286,262	14,489,968	6,766,390,151	5,987,024,415	3,362,105,160	3,031,954,547

Contract owners’ equity at end of period	$55,088,754	54,948,740	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160

CHANGE IN UNITS:
Beginning units	1,580,746	1,701,880	887,888	1,056,569	344,268,967	363,160,318	271,821,075	264,067,144
Units purchased	200,414	208,285	28,969	25,345	26,595,330	33,062,711	60,262,047	50,899,640
Units redeemed	(354,562)	(329,419)	(104,090)	(194,026)	(46,217,017)	(51,954,062)	(55,680,592)	(43,145,709)

Ending units	1,426,598	1,580,746	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,184,082)	(2,951,738)	6,845,094	(4,501,197)	(6,003,352)	(7,106,312)	(7,811,333)	3,498,047
Realized gain (loss) on investments	17,116,010	11,151,511	161,179,276	68,482,858	42,948,641	22,212,277	28,809,588	27,759,548
Change in unrealized gain (loss) on investments	58,690,051	57,377,842	(85,963,665)	333,113,418	210,967,286	45,928,624	2,394,781	28,438,358
Reinvested capital gains	24,407,987	28,599,372	355,573,867	301,949,354	68,397,790	84,344,657	38,732,561	63,771,904

Net increase (decrease) in contract owners’ equity resulting from operations	97,029,966	94,176,987	437,634,572	699,044,433	316,310,365	145,379,246	62,125,597	123,467,857

Equity transactions:
Purchase payments received from contract owners (note 4)	32,513,069	23,234,152	252,518,286	360,938,121	112,455,631	47,428,561	15,243,211	9,018,225
Transfers between funds	(39,305,329)	(3,558,361)	(167,622,547)	9,436,526	(48,903,324)	(14,490,876)	(14,061,664)	(23,413,591)
Redemptions (notes 2, 3, and 4)	(29,583,442)	(26,834,642)	(255,805,888)	(269,379,536)	(56,385,982)	(51,020,328)	(62,973,987)	(84,303,078)
Adjustments to maintain reserves	23	(138)	50,017	1,301	1,027	136	(49,778)	50,058

Net equity transactions	(36,375,679)	(7,158,989)	(170,860,132)	100,996,412	7,167,352	(18,082,507)	(61,842,218)	(98,648,386)

Net change in contract owners’ equity	60,654,287	87,017,998	266,774,440	800,040,845	323,477,717	127,296,739	283,379	24,819,471
Contract owners’ equity at beginning of period	374,175,719	287,157,721	3,652,973,258	2,852,932,413	643,490,229	516,193,490	680,458,997	655,639,526

Contract owners’ equity at end of period	$434,830,006	374,175,719	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997

CHANGE IN UNITS:
Beginning units	15,592,346	15,904,781	175,046,931	169,771,107	24,941,956	25,709,376	23,851,697	27,509,783
Units purchased	2,134,105	2,338,267	29,006,847	29,714,824	7,348,848	3,435,384	957,576	449,389
Units redeemed	(3,607,586)	(2,650,702)	(35,812,109)	(24,439,000)	(7,219,774)	(4,202,804)	(3,146,644)	(4,107,475)

Ending units	14,118,865	15,592,346	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVEX2		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,990,357)	4,766,090	9,516	-	2,400,116	2,694,312	(2,038,472)	511,267
Realized gain (loss) on investments	6,106,765	14,984,145	1,327	-	18,570,506	11,566,295	5,286,855	8,150,856
Change in unrealized gain (loss) on investments	28,037,964	23,432,868	149,895	-	124,776,083	137,277,218	4,195,870	8,211,447
Reinvested capital gains	19,057,341	36,823,064	13,764	-	19,767,778	31,932,459	9,913,439	13,735,105

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,713	80,006,167	174,502	-	165,514,483	183,470,284	17,357,692	30,608,675

Equity transactions:
Purchase payments received from contract owners (note 4)	11,606,631	16,209,475	11,317	-	173,589,589	107,657,108	21,419,312	2,913,490
Transfers between funds	(8,388,941)	(5,248,476)	593,314	-	4,982,092	(17,023,123)	(4,820,547)	(5,979,928)
Redemptions (notes 2, 3, and 4)	(66,378,808)	(80,914,419)	-	-	(53,909,265)	(40,595,278)	(10,647,076)	(15,777,217)
Adjustments to maintain reserves	48	238	(2)	-	1,126	(40)	306	82

Net equity transactions	(63,161,070)	(69,953,182)	604,629	-	124,663,542	50,038,667	5,951,995	(18,843,573)

Net change in contract owners’ equity	(18,949,357)	10,052,985	779,131	-	290,178,025	233,508,951	23,309,687	11,765,102
Contract owners’ equity at beginning of period	713,545,488	703,492,503	-	-	859,848,729	626,339,778	159,365,537	147,600,435

Contract owners’ equity at end of period	$694,596,131	713,545,488	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537

CHANGE IN UNITS:
Beginning units	37,248,051	41,053,128	-	-	42,214,877	39,634,312	5,158,120	5,818,163
Units purchased	1,642,452	2,023,927	58,845	-	15,446,744	8,981,637	1,073,667	141,217
Units redeemed	(4,993,628)	(5,829,004)	(438)	-	(9,094,864)	(6,401,072)	(787,460)	(801,260)

Ending units	33,896,875	37,248,051	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		GVIX8
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,671,622)	4,001,246	(26,065,029)	13,173,702	63,586	72,354	686,855	1,571,883
Realized gain (loss) on investments	(6,927,997)	(7,016,871)	37,055,227	(7,335,634)	(72,071)	37,761	(914,389)	270,981
Change in unrealized gain (loss) on investments	44,386,581	36,829,703	38,782,222	117,026,588	404,552	374,499	4,020,024	14,103,605
Reinvested capital gains	6,141,002	11,665,066	107,533,820	184,325,769	94,907	5,375	2,895,260	186,217

Net increase (decrease) in contract owners’ equity resulting from operations	34,927,964	45,479,144	157,306,240	307,190,425	490,974	489,989	6,687,750	16,132,686

Equity transactions:
Purchase payments received from contract owners (note 4)	20,087,224	15,528,826	18,498,747	17,585,479	1,378,764	193,209	9,179,467	11,329,450
Transfers between funds	155,304,392	73,317,874	(40,884,692)	(24,421,738)	(686,086)	(84,859)	1,079,318	1,304,129
Redemptions (notes 2, 3, and 4)	(119,232,887)	(140,090,953)	(185,877,312)	(214,637,078)	(255,985)	(172,937)	(5,879,181)	(5,444,619)
Adjustments to maintain reserves	158	183	6,251	20,894	18	(19)	798	(440)

Net equity transactions	56,158,887	(51,244,070)	(208,257,006)	(221,452,443)	436,711	(64,606)	4,380,402	7,188,520

Net change in contract owners’ equity	91,086,851	(5,764,926)	(50,950,766)	85,737,982	927,685	425,383	11,068,152	23,321,206
Contract owners’ equity at beginning of period	581,909,698	587,674,624	2,090,469,962	2,004,731,980	2,759,169	2,333,786	103,464,275	80,143,069

Contract owners’ equity at end of period	$672,996,549	581,909,698	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275

CHANGE IN UNITS:
Beginning units	37,616,534	41,086,948	90,632,346	100,698,428	211,198	215,853	9,034,263	8,362,077
Units purchased	17,973,937	10,617,103	2,722,657	3,700,694	173,530	21,622	1,825,433	1,671,267
Units redeemed	(14,272,442)	(14,087,517)	(11,999,260)	(13,766,776)	(119,856)	(26,277)	(1,414,384)	(999,081)

Ending units	41,318,029	37,616,534	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		IDPG2		IDPGI2		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,960,477	2,294,350	(13,837,398)	7,757,249	(5,987,721)	3,427,950	(691,470)	(465,412)
Realized gain (loss) on investments	(1,510,748)	756,609	3,276,761	2,455,958	871,475	1,103,735	(4,695,169)	6,001,853
Change in unrealized gain (loss) on investments	1,470,889	4,154,130	42,734,553	97,522,121	13,772,201	34,475,295	25,499,774	6,156,457
Reinvested capital gains	-	-	19,453,906	25,216,214	5,108,198	9,752,788	12,512,693	39,910,116

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,618	7,205,089	51,627,822	132,951,542	13,764,153	48,759,768	32,625,828	51,603,014

Equity transactions:
Purchase payments received from contract owners (note 4)	1,616,727	2,258,282	44,409,237	70,632,605	18,907,692	32,675,510	27,894,657	22,391,003
Transfers between funds	(857,312)	(1,132,309)	(13,151,322)	(15,093,802)	(6,031,365)	(5,441,594)	(8,979,418)	539,358
Redemptions (notes 2, 3, and 4)	(5,467,404)	(6,808,875)	(57,851,060)	(58,070,191)	(25,453,770)	(29,821,566)	(17,890,067)	(18,229,362)
Adjustments to maintain reserves	(537)	88	456	(279)	(32)	(31)	(15)	(44)

Net equity transactions	(4,708,526)	(5,682,814)	(26,592,689)	(2,531,667)	(12,577,475)	(2,587,681)	1,025,157	4,700,955

Net change in contract owners’ equity	(2,787,908)	1,522,275	25,035,133	130,419,875	1,186,678	46,172,087	33,650,985	56,303,969
Contract owners’ equity at beginning of period	58,561,310	57,039,035	1,108,144,785	977,724,910	473,812,981	427,640,894	269,119,247	212,815,278

Contract owners’ equity at end of period	$55,773,402	58,561,310	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247

CHANGE IN UNITS:
Beginning units	2,399,886	2,634,670	84,974,755	85,245,155	38,077,091	38,304,461	6,253,581	6,128,379
Units purchased	1,044,251	463,856	4,516,474	6,375,959	2,099,296	3,599,183	1,385,188	1,248,668
Units redeemed	(1,258,125)	(698,640)	(6,624,965)	(6,646,359)	(3,155,957)	(3,826,553)	(1,296,673)	(1,123,466)

Ending units	2,186,012	2,399,886	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF2		MSBF		NAMAA2		NAMGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,360	-	4,034,489	7,298,103	(5,544,941)	8,271,703	(903,897)	1,230,846
Realized gain (loss) on investments	155	-	(2,395,637)	(1,681,671)	8,653,644	1,917,432	9,817,863	909,398
Change in unrealized gain (loss) on investments	74,244	-	2,666,844	10,826,728	46,610,911	248,897,323	(5,709,033)	58,109,471
Reinvested capital gains	2,255	-	-	-	86,354,607	58,306,944	31,204,125	18,700,573

Net increase (decrease) in contract owners’ equity resulting from operations	81,014	-	4,305,696	16,443,160	136,074,221	317,393,402	34,409,058	78,950,288

Equity transactions:
Purchase payments received from contract owners (note 4)	728,045	-	5,045,073	6,234,614	215,139,848	345,551,020	70,008,815	122,032,180
Transfers between funds	1,111	-	5,687,559	(12,912,928)	(21,014,943)	38,469,872	(16,386,712)	(564,094)
Redemptions (notes 2, 3, and 4)	-	-	(18,274,884)	(22,550,176)	(106,181,305)	(102,307,537)	(19,919,047)	(17,792,111)
Adjustments to maintain reserves	-	-	(86)	(31)	881	(3,240)	343	(353)

Net equity transactions	729,156	-	(7,542,338)	(29,228,521)	87,944,481	281,710,115	33,703,399	103,675,622

Net change in contract owners’ equity	810,170	-	(3,236,642)	(12,785,361)	224,018,702	599,103,517	68,112,457	182,625,910
Contract owners’ equity at beginning of period	-	-	221,183,164	233,968,525	2,302,956,756	1,703,853,239	519,096,525	336,470,615

Contract owners’ equity at end of period	$810,170	-	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525

CHANGE IN UNITS:
Beginning units	-	-	12,526,039	14,307,465	176,138,480	153,008,686	34,382,199	26,846,222
Units purchased	112,094	-	1,974,736	2,249,622	22,139,655	34,923,216	7,840,367	10,292,329
Units redeemed	(49,368)	-	(2,507,442)	(4,031,048)	(15,380,184)	(11,793,422)	(5,391,310)	(2,756,352)

Ending units	62,726	-	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,035,669)	13,566,756	(4,485,077)	5,733,423	(53,433)	(50)	(32,044)	202
Realized gain (loss) on investments	(1,848,401)	(1,590,354)	(1,094,678)	(646,208)	(7,374)	13	124,398	33
Change in unrealized gain (loss) on investments	80,996,485	100,775,677	24,853,664	48,519,717	212,085	6,190	1,405,050	24,111
Reinvested capital gains	-	45,052,410	-	10,531,251	21,619	-	183,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,112,415	157,804,489	19,273,909	64,138,183	172,897	6,153	1,681,377	24,346

Equity transactions:
Purchase payments received from contract owners (note 4)	39,616,119	76,059,149	23,364,449	28,425,917	7,953,658	1,014,914	9,392,411	660,362
Transfers between funds	(26,859,369)	(31,631,994)	(5,316,540)	(8,010,873)	1,392,840	1,323	5,845	-
Redemptions (notes 2, 3, and 4)	(63,754,549)	(71,730,516)	(37,332,897)	(35,484,256)	(233,264)	(812)	(237,387)	(814)
Adjustments to maintain reserves	115	(299)	258	(239)	-	11	(35)	3

Net equity transactions	(50,997,684)	(27,303,660)	(19,284,730)	(15,069,451)	9,113,234	1,015,436	9,160,834	659,551

Net change in contract owners’ equity	20,114,731	130,500,829	(10,821)	49,068,732	9,286,131	1,021,589	10,842,211	683,897
Contract owners’ equity at beginning of period	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,021,589	-	683,897	-

Contract owners’ equity at end of period	$1,310,905,950	1,290,791,219	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897

CHANGE IN UNITS:
Beginning units	99,738,845	102,058,787	46,655,575	47,957,987	101,281	-	62,371	-
Units purchased	4,360,309	6,889,474	2,536,644	2,774,980	996,319	101,362	912,039	62,448
Units redeemed	(8,419,667)	(9,209,416)	(4,155,850)	(4,077,392)	(77,500)	(81)	(129,083)	(77)

Ending units	95,679,487	99,738,845	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86,153	475,718	(597,438)	1,617,278	32,652	-	1,230,579	-
Realized gain (loss) on investments	(1,765,281)	485,656	(28,950,418)	(1,850,167)	17,102	-	118,030	-
Change in unrealized gain (loss) on investments	76,915	3,284,602	13,854,453	18,104,147	492,475	-	23,851,777	-
Reinvested capital gains	786,033	4,051,728	3,775,650	17,876,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(816,180)	8,297,704	(11,917,753)	35,747,607	542,229	-	25,200,386	-

Equity transactions:
Purchase payments received from contract owners (note 4)	165,903	444,447	2,021,750	4,942,210	56,848	-	1,084,070	-
Transfers between funds	(2,397,656)	(522,107)	(75,515,286)	(3,966,150)	3,388,374	-	139,124,513	-
Redemptions (notes 2, 3, and 4)	(3,153,637)	(4,626,335)	(10,585,680)	(14,934,465)	(59,504)	-	(3,527,203)	-
Adjustments to maintain reserves	97	124	(148)	76	(18)	-	(193)	-

Net equity transactions	(5,385,293)	(4,703,871)	(84,079,364)	(13,958,329)	3,385,700	-	136,681,187	-

Net change in contract owners’ equity	(6,201,473)	3,593,833	(95,997,117)	21,789,278	3,927,929	-	161,881,573	-
Contract owners’ equity at beginning of period	38,506,959	34,913,126	170,311,445	148,522,167	-	-	-	-

Contract owners’ equity at end of period	$32,305,486	38,506,959	74,314,328	170,311,445	3,927,929	-	161,881,573	-

CHANGE IN UNITS:
Beginning units	1,253,024	1,423,536	5,755,354	6,265,951	-	-	-	-
Units purchased	16,498	28,916	716,185	500,673	354,821	-	14,250,352	-
Units redeemed	(220,007)	(199,428)	(3,954,257)	(1,011,270)	(22,153)	-	(528,146)	-

Ending units	1,049,515	1,253,024	2,517,282	5,755,354	332,668	-	13,722,206	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,332	18,675	46,811	62,653	967,475	1,260,406	(11,524,016)	30,641,503
Realized gain (loss) on investments	407	77	95,546	34,669	948,141	(94,822)	(20,057,164)	(1,981,561)
Change in unrealized gain (loss) on investments	42,441	696	43,071	127,782	2,973,135	5,316,997	155,076,432	154,317,605
Reinvested capital gains	-	-	8,759	-	240,047	-	84,639,329	218,064,619

Net increase (decrease) in contract owners’ equity resulting from operations	62,180	19,448	194,187	225,104	5,128,798	6,482,581	208,134,581	401,042,166

Equity transactions:
Purchase payments received from contract owners (note 4)	40,699	691,556	30,639	65,057	10,744,360	6,971,388	13,440,346	12,429,673
Transfers between funds	1,728,057	-	474,822	612,256	611,905	4,659,914	(35,967,249)	(31,888,348)
Redemptions (notes 2, 3, and 4)	-	-	(511,443)	(198,727)	(8,921,701)	(9,915,998)	(189,196,252)	(248,976,578)
Adjustments to maintain reserves	(1)	(2)	37	(31)	(169)	21	6,237	(5,933)

Net equity transactions	1,768,755	691,554	(5,945)	478,555	2,434,395	1,715,325	(211,716,918)	(268,441,186)

Net change in contract owners’ equity	1,830,935	711,002	188,242	703,659	7,563,193	8,197,906	(3,582,337)	132,600,980
Contract owners’ equity at beginning of period	883,729	172,727	3,651,738	2,948,079	99,309,501	91,111,595	2,397,479,110	2,264,878,130

Contract owners’ equity at end of period	$2,714,664	883,729	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110

CHANGE IN UNITS:
Beginning units	80,401	16,971	262,668	228,067	7,488,952	7,366,376	149,287,227	167,139,954
Units purchased	151,547	63,430	165,508	105,303	2,660,988	2,165,714	2,881,570	5,156,332
Units redeemed	-	-	(166,716)	(70,702)	(2,489,698)	(2,043,138)	(16,456,641)	(23,009,059)

Ending units	231,948	80,401	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,256,796)	6,129,070	(1,364,326)	3,762,595	(6,232,306)	7,830,878	(14,386,117)	28,240,109
Realized gain (loss) on investments	(3,875,853)	(5,114,554)	(5,555,408)	(3,759,725)	140,443	(2,290,779)	(17,530,865)	4,036,280
Change in unrealized gain (loss) on investments	54,382,166	40,579,434	29,409,290	26,174,829	49,715,895	44,640,433	156,922,202	149,304,239
Reinvested capital gains	1,650,717	11,535,298	6,134,766	29,993,449	4,802,964	35,297,950	61,606,190	174,592,903

Net increase (decrease) in contract owners’ equity resulting from operations	43,900,234	53,129,248	28,624,322	56,171,148	48,426,996	85,478,482	186,611,410	356,173,531

Equity transactions:
Purchase payments received from contract owners (note 4)	20,070,722	22,774,430	11,409,155	3,470,488	7,827,900	12,561,001	16,515,653	18,750,074
Transfers between funds	161,980,483	61,826,952	(9,703,262)	(6,892,309)	(7,052,576)	(6,247,081)	(47,383,921)	(38,749,902)
Redemptions (notes 2, 3, and 4)	(122,608,134)	(126,237,229)	(26,237,525)	(31,751,574)	(68,134,883)	(75,882,805)	(204,066,014)	(233,979,822)
Adjustments to maintain reserves	(94)	41	25	(107)	455	203	1,044	(63)

Net equity transactions	59,442,977	(41,635,806)	(24,531,607)	(35,173,502)	(67,359,104)	(69,568,682)	(234,933,238)	(253,979,713)

Net change in contract owners’ equity	103,343,211	11,493,442	4,092,715	20,997,646	(18,932,108)	15,909,800	(48,321,828)	102,193,818
Contract owners’ equity at beginning of period	617,123,092	605,629,650	310,244,835	289,247,189	719,608,160	703,698,360	2,366,459,364	2,264,265,546

Contract owners’ equity at end of period	$720,466,303	617,123,092	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364

CHANGE IN UNITS:
Beginning units	47,160,771	50,580,027	19,173,402	21,482,129	49,936,654	55,035,016	152,335,696	169,751,666
Units purchased	23,188,039	11,036,583	826,488	432,529	2,468,518	2,437,396	2,660,227	4,447,314
Units redeemed	(18,458,398)	(14,455,839)	(2,444,030)	(2,741,256)	(7,196,104)	(7,535,758)	(18,204,214)	(21,863,284)

Ending units	51,890,412	47,160,771	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(354,780)	771,484	(14,708,829)	23,285,998	(19,048,948)	10,967,757	(16,703,035)	7,868,587
Realized gain (loss) on investments	(1,877,521)	(1,159,082)	(2,796,104)	14,950,857	19,140,775	19,916,421	21,600,925	25,369,177
Change in unrealized gain (loss) on investments	10,397,546	8,365,664	138,883,765	103,875,699	68,145,996	69,396,569	43,197,394	95,168,035
Reinvested capital gains	-	5,368,736	27,134,792	130,413,547	41,707,586	90,328,521	75,145,207	100,446,388

Net increase (decrease) in contract owners’ equity resulting from operations	8,165,245	13,346,802	148,513,624	272,526,101	109,945,409	190,609,268	123,240,491	228,852,187

Equity transactions:
Purchase payments received from contract owners (note 4)	10,134,632	3,731,112	25,684,825	48,176,610	31,139,208	51,891,897	9,357,699	6,124,528
Transfers between funds	(3,449,270)	(962,635)	(34,010,375)	(24,153,067)	10,861,991	(16,748,300)	(2,830,912)	(15,059,188)
Redemptions (notes 2, 3, and 4)	(2,842,630)	(5,080,301)	(163,303,427)	(192,344,492)	(121,043,969)	(128,187,937)	(119,337,037)	(134,648,433)
Adjustments to maintain reserves	144	(170)	1,166	(52)	(37)	(50)	(35,252)	(551)

Net equity transactions	3,842,876	(2,311,994)	(171,627,811)	(168,321,001)	(79,042,807)	(93,044,390)	(112,845,502)	(143,583,644)

Net change in contract owners’ equity	12,008,121	11,034,808	(23,114,187)	104,205,100	30,902,602	97,564,878	10,394,989	85,268,543
Contract owners’ equity at beginning of period	72,138,700	61,103,892	2,043,521,477	1,939,316,377	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390

Contract owners’ equity at end of period	$84,146,821	72,138,700	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933

CHANGE IN UNITS:
Beginning units	4,425,266	4,587,657	136,546,286	148,478,478	82,100,866	87,424,198	62,012,665	68,870,094
Units purchased	870,761	408,183	3,814,193	5,848,586	5,302,454	4,902,323	2,606,389	2,407,067
Units redeemed	(647,238)	(570,574)	(15,562,378)	(17,780,778)	(9,783,682)	(10,225,655)	(7,838,460)	(9,264,496)

Ending units	4,648,789	4,425,266	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIE6		NVLCP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,003	14,292	49,902	2,125	(230,658)	325,037	824,738	939,828
Realized gain (loss) on investments	89,918	7,491	22,058	3,526	(372,792)	(276,655)	52,195	(170,679)
Change in unrealized gain (loss) on investments	80,092	(27,293)	1,477,291	134,296	3,170,560	4,857,869	3,823,759	4,336,645
Reinvested capital gains	23,735	13,352	127	11,026	-	1,907,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,748	7,842	1,549,378	150,973	2,567,110	6,814,080	4,700,692	5,105,794

Equity transactions:
Purchase payments received from contract owners (note 4)	7,807,802	1,851,158	6,768,589	1,649,815	1,235,880	1,985,948	4,293,419	3,300,519
Transfers between funds	4,330,979	681,205	(47,082)	419,121	(1,426,327)	(1,591,039)	12,951,672	(1,996,454)
Redemptions (notes 2, 3, and 4)	(939,151)	(16,579)	(131,819)	(1,715)	(3,047,734)	(4,281,768)	(5,434,147)	(6,863,433)
Adjustments to maintain reserves	(27)	(8)	(12)	20	33	(10)	401	(504)

Net equity transactions	11,199,603	2,515,776	6,589,676	2,067,241	(3,238,148)	(3,886,869)	11,811,345	(5,559,872)

Net change in contract owners’ equity	11,435,351	2,523,618	8,139,054	2,218,214	(671,038)	2,927,211	16,512,037	(454,078)
Contract owners’ equity at beginning of period	2,523,618	-	2,218,214	-	43,720,837	40,793,626	67,276,217	67,730,295

Contract owners’ equity at end of period	$13,958,969	2,523,618	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217

CHANGE IN UNITS:
Beginning units	241,170	-	205,941	-	4,290,709	4,687,087	4,758,362	5,180,632
Units purchased	1,266,062	271,007	716,841	207,401	497,068	550,372	1,946,619	924,883
Units redeemed	(244,853)	(29,837)	(81,199)	(1,460)	(802,831)	(946,750)	(1,164,603)	(1,347,153)

Ending units	1,262,379	241,170	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,138,520	(2,339,087)	(81,121)	(19,612)	(795,841)	(552,693)	(5,275)	-
Realized gain (loss) on investments	3,702,050	572,631	(158,259)	(388,170)	4,936,050	3,727,688	9,799	-
Change in unrealized gain (loss) on investments	30,262,684	29,595,239	3,028,392	4,700,681	7,439,506	16,388,068	300,775	-
Reinvested capital gains	-	6,911,023	7,705,790	1,343,193	30,413,929	5,912,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,103,254	34,739,806	10,494,802	5,636,092	41,993,644	25,475,290	305,299	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,206,443	42,591,448	192,316	160,605	4,453,636	1,124,069	18,626	-
Transfers between funds	(22,290,875)	890,491	597,135	(252,156)	(5,414,371)	(3,281,369)	1,722,488	-
Redemptions (notes 2, 3, and 4)	(15,697,703)	(10,715,517)	(1,862,291)	(2,136,762)	(9,748,718)	(10,939,256)	(36,465)	-
Adjustments to maintain reserves	155	(214)	328	(967)	(42,327)	(83)	21,489	-

Net equity transactions	(11,781,980)	32,766,208	(1,072,512)	(2,229,280)	(10,751,780)	(13,096,639)	1,726,138	-

Net change in contract owners’ equity	27,321,274	67,506,014	9,422,290	3,406,812	31,241,864	12,378,651	2,031,437	-
Contract owners’ equity at beginning of period	311,900,255	244,394,241	22,231,885	18,825,073	98,575,956	86,197,305	-	-

Contract owners’ equity at end of period	$339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

CHANGE IN UNITS:
Beginning units	27,691,497	24,609,072	1,793,593	1,994,973	7,384,663	8,452,066	-	-
Units purchased	2,459,796	4,764,898	132,626	23,963	1,726,819	666,371	185,138	-
Units redeemed	(3,506,286)	(1,682,473)	(212,500)	(225,343)	(2,521,920)	(1,733,774)	(12,970)	-

Ending units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(164,815)	-	(118,313)	233,225	(1,806,921)	2,596,948	(482)	-
Realized gain (loss) on investments	26,744	-	(343,568)	(18,929)	(5,645,050)	(21,367)	-	-
Change in unrealized gain (loss) on investments	8,671,600	-	(1,586,475)	848,581	(22,770,672)	11,102,949	-	-
Reinvested capital gains	-	-	4,298,354	1,203,772	59,714,220	14,974,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,533,529	-	2,249,998	2,266,649	29,491,577	28,652,635	(482)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	467,356	-	109,269	106,871	2,651,726	4,701,138	1,002,883	-
Transfers between funds	51,530,569	-	(584,729)	(488,443)	(11,948,002)	(7,142,025)	(877,643)	-
Redemptions (notes 2, 3, and 4)	(1,090,431)	-	(700,387)	(1,062,688)	(9,781,176)	(11,174,867)	-	-
Adjustments to maintain reserves	25,348	-	(113)	454	201	56	1	-

Net equity transactions	50,932,842	-	(1,175,960)	(1,443,806)	(19,077,251)	(13,615,698)	125,241	-

Net change in contract owners’ equity	59,466,371	-	1,074,038	822,843	10,414,326	15,036,937	124,759	-
Contract owners’ equity at beginning of period	-	-	9,184,956	8,362,113	120,157,377	105,120,440	-	-

Contract owners’ equity at end of period	$59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

CHANGE IN UNITS:
Beginning units	-	-	382,086	448,327	5,293,739	5,938,578	-	-
Units purchased	5,190,444	-	23,226	28,424	707,424	818,452	100,865	-
Units redeemed	(128,316)	-	(72,601)	(94,665)	(1,507,522)	(1,463,291)	(88,290)	-

Ending units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,559,718)	(2,308,574)	(1,989,444)	(1,779,292)	8,112	11,590	1,244,984	1,787,439
Realized gain (loss) on investments	3,338,345	6,629,580	(2,870,257)	(5,070,783)	(56,266)	(27,080)	(19,539,277)	(6,544,540)
Change in unrealized gain (loss) on investments	69,513,875	2,119,857	50,710,093	10,786,045	31,556	38,668	13,000,740	9,982,958
Reinvested capital gains	27,150,124	44,016,105	18,235,243	29,545,635	-	114,157	-	40,213,968

Net increase (decrease) in contract owners’ equity resulting from operations	97,442,626	50,456,968	64,085,635	33,481,605	(16,598)	137,335	(5,293,553)	45,439,825

Equity transactions:
Purchase payments received from contract owners (note 4)	928,534	1,523,950	8,144,883	4,904,039	-	(971)	2,085,238	2,870,048
Transfers between funds	(5,354,913)	(1,867,508)	(29,042,828)	8,663,181	(85,169)	(74,798)	(193,310)	(3,325,488)
Redemptions (notes 2, 3, and 4)	(13,684,156)	(17,902,178)	(10,931,783)	(12,849,049)	(2,315)	(39,389)	(16,283,006)	(25,040,142)
Adjustments to maintain reserves	2,354	175	610	(20)	3	3	671	17

Net equity transactions	(18,108,181)	(18,245,561)	(31,829,118)	718,151	(87,481)	(115,155)	(14,390,407)	(25,495,565)

Net change in contract owners’ equity	79,334,445	32,211,407	32,256,517	34,199,756	(104,079)	22,180	(19,683,960)	19,944,260
Contract owners’ equity at beginning of period	178,846,131	146,634,724	128,549,149	94,349,393	648,555	626,375	231,598,787	211,654,527

Contract owners’ equity at end of period	$258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

CHANGE IN UNITS:
Beginning units	7,457,247	8,287,039	5,672,388	5,598,301	34,208	40,741	10,260,963	11,449,717
Units purchased	93,517	121,840	1,904,715	1,622,679	1,187	274	856,577	424,367
Units redeemed	(775,253)	(951,632)	(3,102,231)	(1,548,592)	(6,232)	(6,807)	(1,483,755)	(1,613,121)

Ending units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(619,901)	(509,008)	(471,230)	(396,943)	(9,220)	(10,222)	(712,647)	(845,151)
Realized gain (loss) on investments	1,360,270	2,231,541	677,632	1,324,883	(50,177)	(81,247)	(2,262,473)	6,641,110
Change in unrealized gain (loss) on investments	1,495,311	9,171,508	1,173,866	5,204,244	89,237	339,592	7,797,822	5,270,364
Reinvested capital gains	5,726,559	5,862,075	3,770,387	3,343,833	113,260	200,511	6,333,970	11,257,304

Net increase (decrease) in contract owners’ equity resulting from operations	7,962,239	16,756,116	5,150,655	9,476,017	143,100	448,634	11,156,672	22,323,627

Equity transactions:
Purchase payments received from contract owners (note 4)	315,541	454,211	1,158,943	3,448,248	46,985	51,240	1,725,162	1,957,837
Transfers between funds	(1,961,131)	(809,560)	(2,074,447)	(1,228,082)	(81,919)	(52,964)	(5,875,102)	(1,327,303)
Redemptions (notes 2, 3, and 4)	(4,640,884)	(6,674,205)	(2,821,863)	(5,170,758)	(207,182)	(387,637)	(9,922,189)	(11,423,659)
Adjustments to maintain reserves	1,076	(60)	347	(432)	58	(42)	797	(20)

Net equity transactions	(6,285,398)	(7,029,614)	(3,737,020)	(2,951,024)	(242,058)	(389,403)	(14,071,332)	(10,793,145)

Net change in contract owners’ equity	1,676,841	9,726,502	1,413,635	6,524,993	(98,958)	59,231	(2,914,660)	11,530,482
Contract owners’ equity at beginning of period	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477	105,198,483	93,668,001

Contract owners’ equity at end of period	$77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

CHANGE IN UNITS:
Beginning units	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207	4,925,653	5,445,148
Units purchased	44,396	36,440	575,769	403,190	12,640	5,377	354,668	980,238
Units redeemed	(357,457)	(400,441)	(735,503)	(556,352)	(26,766)	(25,267)	(994,243)	(1,499,733)

Ending units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,076	1,305,605	(1,208,183)	(9,583)	65,393	147,271	(292,407)	(41,059)
Realized gain (loss) on investments	2,943,052	9,742,258	(6,125,520)	(4,385,492)	(899,551)	(1,076,756)	(4,869,492)	(1,423,079)
Change in unrealized gain (loss) on investments	20,905,499	4,696,528	24,326,983	16,051,245	(2,653,247)	11,769,139	(3,464,714)	23,025,386
Reinvested capital gains	39,046,437	96,430,002	28,648,461	68,289,238	173,919	-	360,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,914,064	112,174,393	45,641,741	79,945,408	(3,313,486)	10,839,654	(8,265,881)	21,561,248

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,169	2,982,662	12,740,745	5,039,861	398,469	519,095	3,815,038	2,999,734
Transfers between funds	(8,850,312)	(4,879,185)	(41,297,637)	13,754,398	(1,562,985)	(483,738)	(10,150,888)	5,008,440
Redemptions (notes 2, 3, and 4)	(31,884,997)	(38,541,417)	(24,755,607)	(25,391,347)	(2,968,534)	(4,960,873)	(7,325,047)	(9,565,206)
Adjustments to maintain reserves	4,555	981	(526)	580	253	(49)	(11,444)	(88)

Net equity transactions	(36,853,585)	(40,436,959)	(53,313,025)	(6,596,508)	(4,132,797)	(4,925,565)	(13,672,341)	(1,557,120)

Net change in contract owners’ equity	26,060,479	71,737,434	(7,671,284)	73,348,900	(7,446,283)	5,914,089	(21,938,222)	20,004,128
Contract owners’ equity at beginning of period	399,493,431	327,755,997	305,459,440	232,110,540	44,837,288	38,923,199	97,656,428	77,652,300

Contract owners’ equity at end of period	$425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

CHANGE IN UNITS:
Beginning units	9,975,304	11,104,064	7,991,334	8,197,306	2,444,964	2,737,930	5,671,543	5,777,988
Units purchased	159,165	144,812	1,782,286	1,635,828	53,054	88,471	655,716	1,213,815
Units redeemed	(1,070,663)	(1,273,572)	(3,117,677)	(1,841,800)	(321,248)	(381,437)	(1,598,296)	(1,320,260)

Ending units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(613,219)	(597,986)	183,121	1,032,187	(244,989)	1,708,201	(8,001,691)	1,468,501
Realized gain (loss) on investments	(10,356,062)	(2,940,718)	97,472	(1,003,869)	(5,878,017)	1,676,428	-	-
Change in unrealized gain (loss) on investments	28,236,068	(14,450,894)	1,782,083	3,587,210	16,654,967	(860,109)	-	-
Reinvested capital gains	4,881,037	38,288,355	-	-	-	16,421,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,147,824	20,298,757	2,062,676	3,615,528	10,531,961	18,946,305	(8,001,691)	1,468,501

Equity transactions:
Purchase payments received from contract owners (note 4)	20,341,660	12,868,858	13,442,318	14,025,257	1,219,692	4,078,392	156,578,576	134,678,359
Transfers between funds	(4,223,369)	139,987	14,712,647	(14,198,213)	5,850,021	14,144,987	579,450,568	268,169,188
Redemptions (notes 2, 3, and 4)	(6,649,956)	(4,691,174)	(18,056,894)	(16,384,941)	(14,872,665)	(18,641,037)	(557,241,631)	(465,764,138)
Adjustments to maintain reserves	353	(437)	(22)	(36)	531	(5)	(42,908)	6,117

Net equity transactions	9,468,688	8,317,234	10,098,049	(16,557,933)	(7,802,421)	(417,663)	178,744,605	(62,910,474)

Net change in contract owners’ equity	31,616,512	28,615,991	12,160,725	(12,942,405)	2,729,540	18,528,642	170,742,914	(61,441,973)
Contract owners’ equity at beginning of period	113,146,374	84,530,383	147,991,296	160,933,701	189,900,204	171,371,562	504,189,693	565,631,666

Contract owners’ equity at end of period	$144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

CHANGE IN UNITS:
Beginning units	6,508,380	5,983,119	14,111,650	15,840,601	12,319,345	12,328,795	43,262,098	48,439,904
Units purchased	2,183,841	1,467,123	9,180,761	4,361,340	2,109,864	1,882,174	102,874,715	59,343,695
Units redeemed	(1,621,412)	(941,862)	(8,238,003)	(6,090,291)	(2,374,572)	(1,891,624)	(88,602,227)	(64,521,501)

Ending units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(692,996)	(750,308)	(533,361)	(601,305)	(87,778)	(80,482)	(636,085)	(580,760)
Realized gain (loss) on investments	493,203	899,993	(3,540,249)	(2,453,956)	(25,114)	(128,166)	(3,734,176)	(293,111)
Change in unrealized gain (loss) on investments	8,723,690	5,795,975	10,238,949	6,559,275	1,606,843	290,025	13,030,364	158,252
Reinvested capital gains	2,257,009	6,641,946	1,673,776	4,811,073	890,439	1,667,975	5,810,636	10,937,783

Net increase (decrease) in contract owners’ equity resulting from operations	10,780,906	12,587,606	7,839,115	8,315,087	2,384,390	1,749,352	14,470,739	10,222,164

Equity transactions:
Purchase payments received from contract owners (note 4)	295,986	353,335	2,018,803	1,384,344	87,797	82,071	3,608,806	2,127,553
Transfers between funds	(1,611,983)	(1,099,718)	(2,132,440)	53,394	56,477	(113,048)	(5,129,224)	206,502
Redemptions (notes 2, 3, and 4)	(4,898,946)	(5,260,034)	(3,675,597)	(3,779,487)	(430,870)	(487,260)	(3,627,501)	(2,910,891)
Adjustments to maintain reserves	987	2,273	(41,141)	(347)	87	(52)	459	(421)

Net equity transactions	(6,213,956)	(6,004,144)	(3,830,375)	(2,342,096)	(286,509)	(518,289)	(5,147,460)	(577,257)

Net change in contract owners’ equity	4,566,950	6,583,462	4,008,740	5,972,991	2,097,881	1,231,063	9,323,279	9,644,907
Contract owners’ equity at beginning of period	60,683,223	54,099,761	41,328,124	35,355,133	6,568,627	5,337,564	40,921,997	31,277,090

Contract owners’ equity at end of period	$65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

CHANGE IN UNITS:
Beginning units	806,570	888,494	1,019,467	1,077,040	385,691	420,135	1,200,642	1,224,052
Units purchased	19,741	16,309	136,887	114,181	78,129	60,173	490,149	296,499
Units redeemed	(109,812)	(98,233)	(227,474)	(171,754)	(97,633)	(94,617)	(626,535)	(319,909)

Ending units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232,120)	(71,887)	(461,934)	(242,885)	(229,072)	(226,179)	(630,984)	(627,212)
Realized gain (loss) on investments	(2,725,354)	550,254	(5,499,684)	(2,764,139)	7,468,812	8,613,128	11,638,678	14,753,218
Change in unrealized gain (loss) on investments	3,190,050	(4,023,582)	7,734,569	(2,883,314)	(5,763,463)	16,498,962	(10,405,370)	6,215,676
Reinvested capital gains	95,691	7,373,925	164,124	11,286,911	8,921,899	5,358,500	7,573,076	4,631,916

Net increase (decrease) in contract owners’ equity resulting from operations	328,267	3,828,710	1,937,075	5,396,573	10,398,176	30,244,411	8,175,400	24,973,598

Equity transactions:
Purchase payments received from contract owners (note 4)	369,263	321,666	1,736,038	1,001,527	640,948	1,145,526	3,555,108	4,601,250
Transfers between funds	(388,225)	(431,245)	1,400,564	(178,799)	(2,381,360)	(1,289,921)	(4,407,795)	1,979,516
Redemptions (notes 2, 3, and 4)	(2,263,134)	(2,830,041)	(2,685,706)	(3,138,150)	(9,320,451)	(12,583,393)	(10,473,615)	(12,535,194)
Adjustments to maintain reserves	529	76	(60,692)	(336)	3,883	293	1,103	18

Net equity transactions	(2,281,567)	(2,939,544)	390,204	(2,315,758)	(11,056,980)	(12,727,495)	(11,325,199)	(5,954,410)

Net change in contract owners’ equity	(1,953,300)	889,166	2,327,279	3,080,815	(658,804)	17,516,916	(3,149,799)	19,019,188
Contract owners’ equity at beginning of period	23,887,728	22,998,562	35,487,106	32,406,291	131,486,748	113,969,832	112,611,597	93,592,409

Contract owners’ equity at end of period	$21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

CHANGE IN UNITS:
Beginning units	571,880	644,567	927,362	987,854	937,161	1,054,265	3,243,676	3,413,423
Units purchased	37,930	21,407	234,590	121,142	9,465	19,611	375,907	757,632
Units redeemed	(98,417)	(94,094)	(203,915)	(181,634)	(92,574)	(136,715)	(710,216)	(927,379)

Ending units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMINS		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(195)	(195)	(1,192)	(1,706)	(47,475)	(46,445)	(107,500)	(149,785)
Realized gain (loss) on investments	602	1,169	281	(186)	230,589	186,419	921,915	918,513
Change in unrealized gain (loss) on investments	3,505	1,599	6,678	22,928	645,314	412,095	981,140	1,735,274
Reinvested capital gains	643	814	5,136	4,452	165,824	227,134	586,266	837,518

Net increase (decrease) in contract owners’ equity resulting from operations	4,555	3,387	10,903	25,488	994,252	779,203	2,381,821	3,341,520

Equity transactions:
Purchase payments received from contract owners (note 4)	2,859	2,968	-	4	15,396	1,168	42,063	69,515
Transfers between funds	-	543	-	(7,452)	(119,740)	147,797	(694,651)	(586,051)
Redemptions (notes 2, 3, and 4)	(4,392)	(4,520)	(13,170)	(8,192)	(284,460)	(303,499)	(1,378,368)	(1,633,219)
Adjustments to maintain reserves	473	44	10	(17)	(25)	(90)	550	13,398

Net equity transactions	(1,060)	(965)	(13,160)	(15,657)	(388,829)	(154,624)	(2,030,406)	(2,136,357)

Net change in contract owners’ equity	3,495	2,422	(2,257)	9,831	605,423	624,579	351,415	1,205,163
Contract owners’ equity at beginning of period	14,771	12,349	116,470	106,639	3,157,985	2,533,406	15,904,345	14,699,182

Contract owners’ equity at end of period	$18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

CHANGE IN UNITS:
Beginning units	-	-	7,137	8,216	72,408	75,180	446,891	512,948
Units purchased	-	7	-	263	12,706	17,123	7,868	4,014
Units redeemed	-	(7)	(806)	(1,342)	(22,472)	(19,895)	(67,588)	(70,071)

Ending units	-	-	6,331	7,137	62,642	72,408	387,171	446,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB4		NOTG4		NOTMG4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$516,064	308,894	12,100	23,017	(3,217)	(24,315)	5,376	2,094
Realized gain (loss) on investments	(436,992)	(604,713)	(114,989)	(19,587)	(62,227)	(39,041)	(93,956)	(30,694)
Change in unrealized gain (loss) on investments	834,815	1,743,415	233,121	860,094	173,119	408,299	231,249	655,547
Reinvested capital gains	-	-	123,258	291,956	-	327,239	55,340	305,396

Net increase (decrease) in contract owners’ equity resulting from operations	913,887	1,447,596	253,490	1,155,480	107,675	672,182	198,009	932,343

Equity transactions:
Purchase payments received from contract owners (note 4)	359,865	401,173	6,704	4,918	140,450	13,789	20,411	15,786
Transfers between funds	1,173,044	(1,483,799)	(55,468)	(1,510)	20,483	(172,261)	(120,003)	(31,310)
Redemptions (notes 2, 3, and 4)	(6,867,839)	(9,045,544)	(2,159,417)	(831,279)	(755,498)	(267,618)	(899,312)	(366,742)
Adjustments to maintain reserves	(21)	(3)	49	(84)	66	(56)	83	(85)

Net equity transactions	(5,334,951)	(10,128,173)	(2,208,132)	(827,955)	(594,499)	(426,146)	(998,821)	(382,351)

Net change in contract owners’ equity	(4,421,064)	(8,680,577)	(1,954,642)	327,525	(486,824)	246,036	(800,812)	549,992
Contract owners’ equity at beginning of period	62,825,663	71,506,240	10,056,420	9,728,895	5,078,242	4,832,206	7,455,381	6,905,389

Contract owners’ equity at end of period	$58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

CHANGE IN UNITS:
Beginning units	5,359,460	6,261,593	851,617	925,125	407,232	443,562	597,271	629,849
Units purchased	718,571	827,348	12,434	8,207	18,017	4,163	11,155	14,312
Units redeemed	(1,205,911)	(1,729,481)	(200,455)	(81,715)	(68,216)	(40,493)	(93,068)	(46,890)

Ending units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,215	2,103	1,211,685	494,777	354,430	333,967	542,121	48,392
Realized gain (loss) on investments	(34)	(3)	(551,472)	(185,615)	(83,687)	(33,459)	(269,513)	(40,867)
Change in unrealized gain (loss) on investments	1,178	208	1,364,870	3,627,074	234,660	1,134,133	964,385	818,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,359	2,308	2,025,083	3,936,236	505,403	1,434,641	1,236,993	826,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	550,108	865,302	871,078	896,950	1,321,563	409,783
Transfers between funds	1,160	755	(2,069,757)	(570,509)	(458,715)	601,718	(554,649)	(324,808)
Redemptions (notes 2, 3, and 4)	(4)	-	(3,178,677)	(2,471,263)	(720,092)	(890,349)	(1,501,312)	(1,850,854)
Adjustments to maintain reserves	(7)	(1)	335	(310)	3,271	(392)	1,721	(261)

Net equity transactions	1,149	754	(4,697,991)	(2,176,780)	(304,458)	607,927	(732,677)	(1,766,140)

Net change in contract owners’ equity	3,508	3,062	(2,672,908)	1,759,456	200,945	2,042,568	504,316	(940,028)
Contract owners’ equity at beginning of period	57,094	54,032	42,458,156	40,698,700	12,982,549	10,939,981	15,596,010	16,536,038

Contract owners’ equity at end of period	$60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

CHANGE IN UNITS:
Beginning units	5,450	5,377	3,633,506	3,832,626	1,163,994	1,107,456	1,330,616	1,483,969
Units purchased	157	73	181,386	196,403	249,126	301,190	268,225	176,431
Units redeemed	(50)	-	(604,580)	(395,523)	(288,421)	(244,652)	(341,796)	(329,784)

Ending units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,197	8,480	11,776	10,826	21,672	2,477	(1,469,131)	4,497,268
Realized gain (loss) on investments	6,976	979	517	579	114	67	(3,411,418)	(2,973,394)
Change in unrealized gain (loss) on investments	(8,301)	26,435	4,386	20,633	39,231	3,187	9,543,778	7,513,362
Reinvested capital gains	-	4,505	-	-	1,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,872	40,399	16,679	32,038	62,327	5,731	4,663,229	9,037,236

Equity transactions:
Purchase payments received from contract owners (note 4)	39,517	10,673	10,001	9,405	1,113,755	82,443	10,316,746	15,922,270
Transfers between funds	(139,911)	14,971	36,725	(2,016)	352,645	151,825	25,427,108	1,382,752
Redemptions (notes 2, 3, and 4)	(10,832)	(16,357)	(1,237)	(17,262)	(103)	-	(37,048,496)	(39,460,277)
Adjustments to maintain reserves	63	-	60	8	71	(25)	(18,290)	7,592

Net equity transactions	(111,163)	9,287	45,549	(9,865)	1,466,368	234,243	(1,322,932)	(22,147,663)

Net change in contract owners’ equity	(80,291)	49,686	62,228	22,173	1,528,695	239,974	3,340,297	(13,110,427)
Contract owners’ equity at beginning of period	678,593	628,907	256,990	234,817	257,017	17,043	382,314,612	395,425,039

Contract owners’ equity at end of period	$598,302	678,593	319,218	256,990	1,785,712	257,017	385,654,909	382,314,612

CHANGE IN UNITS:
Beginning units	53,592	52,907	19,301	20,123	23,677	1,696	33,581,573	35,595,616
Units purchased	9,264	9,828	5,347	1,358	136,272	22,528	9,041,727	6,226,123
Units redeemed	(18,003)	(9,143)	(1,859)	(2,180)	(1,834)	(547)	(9,238,915)	(8,240,166)

Ending units	44,853	53,592	22,789	19,301	158,115	23,677	33,384,385	33,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,927	2,987	5,338	4,733	(218,811)	547,938	1,862,832	4,965,756
Realized gain (loss) on investments	993	231	(3,719)	(11,941)	(289,238)	(24,819)	(612,281)	(4,466,965)
Change in unrealized gain (loss) on investments	30,832	15,815	1,175	19,562	717,820	167,188	18,955,727	22,495,555
Reinvested capital gains	-	-	-	-	-	-	3,970,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,752	19,033	2,794	12,354	209,771	690,307	24,176,592	22,994,346

Equity transactions:
Purchase payments received from contract owners (note 4)	198,323	27,743	-	47,078	7,269,633	11,238,019	21,985,939	23,515,787
Transfers between funds	5,541	(4,408)	(14,934)	(34,142)	5,644,425	13,692,917	16,741,128	(18,748,641)
Redemptions (notes 2, 3, and 4)	(4,213)	(15,993)	(1,756)	(19,317)	(9,830,985)	(5,819,389)	(34,203,238)	(30,929,752)
Adjustments to maintain reserves	44	10	11	(2)	4,461	(244)	41,271	1,000

Net equity transactions	199,695	7,352	(16,679)	(6,383)	3,087,534	19,111,303	4,565,100	(26,161,606)

Net change in contract owners’ equity	234,447	26,385	(13,885)	5,971	3,297,305	19,801,610	28,741,692	(3,167,260)
Contract owners’ equity at beginning of period	265,577	239,192	123,184	117,213	69,148,806	49,347,196	363,492,228	366,659,488

Contract owners’ equity at end of period	$500,024	265,577	109,299	123,184	72,446,111	69,148,806	392,233,920	363,492,228

CHANGE IN UNITS:
Beginning units	26,395	25,651	20,926	22,048	6,714,306	4,846,128	31,717,096	34,163,917
Units purchased	21,303	3,826	2,155	10,251	3,443,545	3,561,834	8,397,388	5,074,102
Units redeemed	(3,019)	(3,082)	(4,698)	(11,373)	(3,178,693)	(1,693,656)	(8,147,058)	(7,520,923)

Ending units	44,679	26,395	18,383	20,926	6,979,158	6,714,306	31,967,426	31,717,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVIGIB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,079)	13,337	(75,573)	(41,863)	(1,679)	-	75,174	(23,221)
Realized gain (loss) on investments	(52,039)	18,824	231,208	40,038	2,065	-	(751,407)	112,274
Change in unrealized gain (loss) on investments	553,944	395,272	1,300,481	504,044	44,874	-	779,652	1,695,273
Reinvested capital gains	181,488	217,089	249,686	397,786	-	-	-	14,357

Net increase (decrease) in contract owners’ equity resulting from operations	670,314	644,522	1,705,802	900,005	45,260	-	103,419	1,798,683

Equity transactions:
Purchase payments received from contract owners (note 4)	5,448,071	50,908	43,119	49,692	297,460	-	1,891,244	1,384,957
Transfers between funds	2,018,524	277,339	2,312,481	1,097,538	494,526	-	(7,123,103)	8,329,577
Redemptions (notes 2, 3, and 4)	(473,618)	(268,507)	(512,063)	(424,655)	(889)	-	(738,100)	(345,492)
Adjustments to maintain reserves	105	(107)	145	(46)	(9)	-	660	(185)

Net equity transactions	6,993,082	59,633	1,843,682	722,529	791,088	-	(5,969,299)	9,368,857

Net change in contract owners’ equity	7,663,396	704,155	3,549,484	1,622,534	836,348	-	(5,865,880)	11,167,540
Contract owners’ equity at beginning of period	2,895,953	2,191,798	3,782,197	2,159,663	-	-	18,098,499	6,930,959

Contract owners’ equity at end of period	$10,559,349	2,895,953	7,331,681	3,782,197	836,348	-	12,232,619	18,098,499

CHANGE IN UNITS:
Beginning units	222,349	215,922	208,365	160,245	-	-	889,855	412,873
Units purchased	655,345	45,844	193,045	122,201	70,369	-	185,989	547,749
Units redeemed	(101,864)	(39,417)	(105,329)	(74,081)	(8,376)	-	(548,808)	(70,767)

Ending units	775,830	222,349	296,081	208,365	61,993	-	527,036	889,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVSIT		ROCSC		TRHS2		VVGGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(243,599)	(277,767)	1,188	713	(4,433,248)	(4,176,964)	3,838	(597)
Realized gain (loss) on investments	(1,124,226)	(1,808,071)	(8,793)	(3,218)	9,717,089	6,912,254	133,222	6,471
Change in unrealized gain (loss) on investments	2,241,899	2,319,589	(20,551)	13,239	46,156,054	46,488,399	(48,044)	36,774
Reinvested capital gains	1,147,365	3,438,461	3,672	31,345	18,506,482	12,324,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,021,439	3,672,212	(24,484)	42,079	69,946,377	61,548,592	89,016	42,648

Equity transactions:
Purchase payments received from contract owners (note 4)	42,708	60,551	-	-	22,552,047	11,808,198	536,145	235,684
Transfers between funds	(1,028,480)	(123,352)	(12,188)	(405)	(21,440,570)	(11,873,081)	26,023	(22,240)
Redemptions (notes 2, 3, and 4)	(1,889,748)	(1,898,136)	(7,653)	(6,088)	(22,663,254)	(23,338,467)	(93,943)	-
Adjustments to maintain reserves	250	(273)	1	1	1,428	687	(9)	(9)

Net equity transactions	(2,875,270)	(1,961,210)	(19,840)	(6,492)	(21,550,349)	(23,402,663)	468,216	213,435

Net change in contract owners’ equity	(853,831)	1,711,002	(44,324)	35,587	48,396,028	38,145,929	557,232	256,083
Contract owners’ equity at beginning of period	17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-

Contract owners’ equity at end of period	$16,632,274	17,486,105	226,558	270,882	330,365,126	281,969,098	813,315	256,083

CHANGE IN UNITS:
Beginning units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-
Units purchased	103,633	153,761	234	98	1,169,946	805,556	111,499	23,243
Units redeemed	(228,219)	(237,571)	(1,894)	(561)	(1,696,977)	(1,431,572)	(64,571)	(2,288)

Ending units	690,065	814,651	15,761	17,421	5,988,488	6,515,519	67,883	20,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		VWHAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$310,394	(61,964)	93,175	(128,946)	(38,805)	(147,849)	(184,848)	(415,798)
Realized gain (loss) on investments	(404,312)	(384,362)	304,885	214,567	(1,057,079)	(904,592)	(2,482,287)	(1,990,985)
Change in unrealized gain (loss) on investments	419,534	1,106,322	1,091,025	3,254,670	2,538,676	2,127,142	6,934,842	4,901,599
Reinvested capital gains	-	-	409,091	340,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325,616	659,996	1,898,176	3,680,935	1,442,792	1,074,701	4,267,707	2,494,816

Equity transactions:
Purchase payments received from contract owners (note 4)	32,832	64,702	57,851	179,673	37	44	1,370,607	1,612,198
Transfers between funds	(264,955)	(138,451)	(910,548)	(223,573)	(314,918)	(319,210)	49,982	710,838
Redemptions (notes 2, 3, and 4)	(466,249)	(726,816)	(1,614,221)	(1,439,728)	(915,913)	(949,529)	(1,859,168)	(2,869,658)
Adjustments to maintain reserves	(416)	526	(186)	486	(66)	19	165	(267)

Net equity transactions	(698,788)	(800,039)	(2,467,104)	(1,483,142)	(1,230,860)	(1,268,676)	(438,414)	(546,889)

Net change in contract owners’ equity	(373,172)	(140,043)	(568,928)	2,197,793	211,932	(193,975)	3,829,293	1,947,927
Contract owners’ equity at beginning of period	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951	25,930,502	23,982,575

Contract owners’ equity at end of period	$5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

CHANGE IN UNITS:
Beginning units	253,821	288,142	493,694	546,069	597,024	689,947	4,531,754	4,611,558
Units purchased	18,733	4,861	10,780	76,917,185	39,396	8,542	1,859,425	2,286,179
Units redeemed	(50,323)	(39,182)	(93,611)	(76,969,560)	(127,291)	(101,465)	(1,943,223)	(2,365,983)

Ending units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VYDS		VRVDRA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(699)	(1,121)	(467)	22,838	(795)	(662)	(2,318)	(2,765)
Realized gain (loss) on investments	23,576	1,348	(325,189)	302	2,005	1,402	15,968	13,260
Change in unrealized gain (loss) on investments	(12,110)	25,198	175,530	(188,998)	22,455	8,145	16,242	26,132
Reinvested capital gains	9,744	9,023	32,823	188,784	4,668	4,819	19,832	30,229

Net increase (decrease) in contract owners’ equity resulting from operations	20,511	34,448	(117,303)	22,926	28,333	13,704	49,724	66,856

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	846,314	621,237	509	(66)	872	2,544
Transfers between funds	(177,930)	-	(464,628)	1,400,528	-	97	-	-
Redemptions (notes 2, 3, and 4)	(5,024)	(2,015)	(42,890)	(14,347)	(3,117)	(2,555)	(33,943)	(30,326)
Adjustments to maintain reserves	18	(2)	343,302	(343,320)	(97)	188	146	(521)

Net equity transactions	(182,936)	(2,017)	682,098	1,664,098	(2,705)	(2,336)	(32,925)	(28,303)

Net change in contract owners’ equity	(162,425)	32,431	564,795	1,687,024	25,628	11,368	16,799	38,553
Contract owners’ equity at beginning of period	162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758

Contract owners’ equity at end of period	$-	162,425	2,251,819	1,687,024	75,362	49,734	286,110	269,311

CHANGE IN UNITS:
Beginning units	5,849	5,933	188,313	-	-	-	-	-
Units purchased	-	-	154,321	233,753	-	52	-	-
Units redeemed	(5,849)	(84)	(127,581)	(45,440)	-	(52)	-	-

Ending units	-	5,849	215,053	188,313	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVOG2		WFVSCG		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231)	(192)	(1,623,663)	(1,498,591)	(66,859)	(222,393)	150,677	479,653
Realized gain (loss) on investments	78	(487)	6,597,645	4,022,919	(4,628,635)	(15,024)	(1,076,727)	(50,840)
Change in unrealized gain (loss) on investments	4,626	2,744	40,369,257	1,489,391	(211,614)	2,204,699	606,641	(211,448)
Reinvested capital gains	1,205	1,609	5,832,761	15,459,225	4,067,445	2,168,599	-	92,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,678	3,674	51,176,000	19,472,944	(839,663)	4,135,881	(319,409)	309,662

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,695,940	5,557,842	(100,245)	95,346	15,744	34,571
Transfers between funds	-	-	(9,117,686)	(8,067,061)	(13,612,814)	(402,006)	(1,827,936)	70,926
Redemptions (notes 2, 3, and 4)	(12)	(11,507)	(10,580,292)	(6,522,739)	(595,013)	(1,962,485)	(180,150)	(238,465)
Adjustments to maintain reserves	13	9	(42)	(2)	193,476	(289)	(7,480)	(51)

Net equity transactions	1	(11,498)	(12,002,080)	(9,031,960)	(14,114,596)	(2,269,434)	(1,999,822)	(133,019)

Net change in contract owners’ equity	5,679	(7,824)	39,173,920	10,440,984	(14,954,259)	1,866,447	(2,319,231)	176,643
Contract owners’ equity at beginning of period	13,839	21,663	96,594,462	86,153,478	14,954,259	13,087,812	2,319,231	2,142,588

Contract owners’ equity at end of period	$19,518	13,839	135,768,382	96,594,462	-	14,954,259	-	2,319,231

CHANGE IN UNITS:
Beginning units	403	850	2,719,852	2,983,354	740,367	856,633	230,954	245,331
Units purchased	-	-	712,997	470,810	31,667	126,620	29,632	19,745
Units redeemed	-	(447)	(978,077)	(734,312)	(772,034)	(242,886)	(260,586)	(34,122)

Ending units	403	403	2,454,772	2,719,852	-	740,367	-	230,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,780,193	10,951,298	12,371	627,463	174,976	16,019,792	(170,954)	(28,638)
Realized gain (loss) on investments	(21,222,686)	(1,279,662)	(1,983,705)	(104,926)	(54,039,806)	(1,428,375)	(433,200)	160,078
Change in unrealized gain (loss) on investments	10,584,849	(4,905,924)	641,489	(84,902)	17,609,902	(4,645,527)	(699,184)	1,743,424
Reinvested capital gains	-	2,114,428	949,299	246,664	27,160,406	5,625,297	1,120,928	323,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,857,644)	6,880,140	(380,546)	684,299	(9,094,522)	15,571,187	(182,410)	2,198,800

Equity transactions:
Purchase payments received from contract owners (note 4)	690,755	1,394,422	17,181	53,182	2,099,876	3,478,788	576,558	992,895
Transfers between funds	(43,754,810)	4,085,834	(2,471,408)	(307,830)	(71,270,134)	3,841,155	(16,921,490)	1,511,436
Redemptions (notes 2, 3, and 4)	(3,046,927)	(5,938,346)	(240,171)	(398,783)	(4,868,892)	(6,258,174)	(961,999)	(1,078,893)
Adjustments to maintain reserves	(6,810)	(461)	51	(3,163)	209	(192)	(43)	(115)

Net equity transactions	(46,117,792)	(458,551)	(2,694,347)	(656,594)	(74,038,941)	1,061,577	(17,306,974)	1,425,323

Net change in contract owners’ equity	(52,975,436)	6,421,589	(3,074,893)	27,705	(83,133,463)	16,632,764	(17,489,384)	3,624,123
Contract owners’ equity at beginning of period	52,975,436	46,553,847	3,074,893	3,047,188	83,133,463	66,500,699	17,489,384	13,865,261

Contract owners’ equity at end of period	$-	52,975,436	-	3,074,893	-	83,133,463	-	17,489,384

CHANGE IN UNITS:
Beginning units	3,212,335	3,238,080	140,058	171,784	4,690,827	4,631,844	1,309,996	1,200,259
Units purchased	652,334	585,821	8,962	16,093	690,223	761,693	274,218	290,662
Units redeemed	(3,864,669)	(611,566)	(149,020)	(47,819)	(5,381,050)	(702,710)	(1,584,214)	(180,925)

Ending units	-	3,212,335	-	140,058	-	4,690,827	-	1,309,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,437)	59,077	-	235
Realized gain (loss) on investments	(519,117)	184,384	-	585
Change in unrealized gain (loss) on investments	(370,242)	2,178,595	-	(2,350)
Reinvested capital gains	218,908	318,413	-	3,092

Net increase (decrease) in contract owners’ equity resulting from operations	(840,888)	2,740,469	-	1,562

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936,350	2,389,460	-	97
Transfers between funds	(23,428,639)	4,619,970	-	(739)
Redemptions (notes 2, 3, and 4)	(371,961)	(1,161,622)	-	(438)
Adjustments to maintain reserves	(1,234)	37,076	-	(13,860)

Net equity transactions	(21,865,484)	5,884,884	-	(14,940)

Net change in contract owners’ equity	(22,706,372)	8,625,353	-	(13,378)
Contract owners’ equity at beginning of period	22,706,372	14,081,019	-	13,378

Contract owners’ equity at end of period	$-	22,706,372	-	-

CHANGE IN UNITS:
Beginning units	1,555,557	1,144,692	-	-
Units purchased	249,810	568,587	-	-
Units redeemed	(1,805,367)	(157,722)	-	-

Ending units	-	1,555,557	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	1016/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $395,141,048 and $428,008,685, respectively, and total transfers from the Separate Account to the fixed account were $177,646,483 and $148,335,147, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$59,291,266,825	$-	$-	$59,291,266,825

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$17,323	$5,673
ALVDAA	6,831	323
ALVDAB	479,301	1,426,385
ALVGIB	364,752	887,307
ALVIVB	533,180	217,892
ALVSVA	66,101	171,842
ALVSVB	15,984,667	12,409,005
ALMCS	471,518	396,229
AAEIP3	10,186	1,216
ARLPE3	88,116	677
ACVB	2,585,446	5,154,223
ACVCA	4,571	3,855
ACVI	919	1,493
ACVIG	1,217,734	1,410,370
ACVIG2	308,506	510,152
ACVIP1	305,587	405,743
ACVIP2	41,784,899	48,110,027
ACVMV1	864,067	2,089,475
ACVMV2	14,362,228	19,932,957
ACVV2	3,187,953	184,965
AFGC	175,556	88,093
AFGF	565,258	1,100,919
AFHY	453,161	433,515
AMVBC4	557,881	237,898
AMVCB4	26,331	789
AMVGS4	60,465	82,784
AMVI4	36,734	260,443
AMVNW4	54,467	17
AVPAP2	39,514,575	84,446,416
BRVED3	33,706,918	32,977,745
BRVHY3	20,529,358	32,705,200
BRVTR3	101,073,494	49,189,620
MLVGA3	29,802,904	41,175,101
DCAP	3,082,377	5,194,621
DCAPS	10,671,333	21,678,828
DGI	1,264,974	1,931,572
DSIF	16,990,664	23,049,202
DSIFS	13,099,008	25,709,523
DSRG	1,168,511	4,271,312
DVDLS	89,162	219,309
DVMCSS	5,211,116	5,781,898
DVSCS	8,074,007	11,521,196
CHSMM	9,510,890	8,012,078
CLVHY2	12,487,248	15,665,913
DWVSVS	13,049,714	9,765,370
DWVVLS	312,145	487,646
ETVFR	4,908,043	17,199,215
FQB	623,739	599,223
FQBS	1,499,535	2,548,111
FVU2S	80,469	108,618
FAMP	2,676,186	8,348,367
FB2	138,638,111	78,522,262
FC2	48,229,733	3,215,173
FEI2	32,041,742	33,464,215
FEIP	15,920,252	26,034,224
FEMS2	16,897,544	1,027,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF10S	1,316,723	996,031
FF10S2	46,258,683	28,935,155
FF20S	1,502,004	2,393,820
FF20S2	30,606,871	43,760,677
FF30S	2,213,000	1,602,313
FF30S2	11,548,454	8,104,208
FG2	115,185,101	70,372,906
FGI2	147,347,406	55,747,858
FGP	45,222,382	45,351,588
FHIP	4,616,780	6,834,128
FIGBP2	207,247,242	110,271,151
FIGBS	3,713,209	2,794,558
FMC2	16,504,783	50,259,606
FMCS	523,167	2,888,133
FNRS2	14,947,719	14,741,929
FO2	6,191,872	16,008,816
FOP	699,777	5,432,403
FRESS2	3,389,729	3,159,336
FVSS	458,333	656,120
FVSS2	465,025	656,806
FTVDM2	984,077	2,139,085
FTVFA2	31,539,219	17,684,037
FTVGI2	10,186,572	15,079,279
FTVIS2	41,450,625	56,573,851
FTVMD2	221,275	612,021
FTVRD2	2,840,980	7,471,479
FTVSI2	355,091	172,446
FTVSV2	12,666,044	14,384,083
TIF2	2,845,424	3,762,864
GVGMNS	494,901	1,265,869
GVMSAS	505,916	247,977
GVSSCS	79,344	128,172
RSRF	529	123
RVARS	4,487,800	5,445,435
ACEG2	2,070,573	1,904,684
IVBRA1	78,591	10,812
IVMCC2	4,000,518	2,278,590
OVAG	1,678,910	2,384,953
OVAG2	14,781,195	3,394,901
OVB	3,757,617	2,656,546
OVGI	2,068,439	2,103,702
OVGIS	25,324,134	37,043,057
OVGS	5,658,635	15,532,008
OVGSS	6,121,526	20,495,027
OVIG	146,525	396,647
OVIGS	6,886,727	11,055,637
OVMS	2,228,967	2,592,861
OVSB	152,637	246,567
OVSBS	450,421	1,538,142
OVSC	992,909	1,357,267
OVSCS	13,897,018	21,151,150
WRASP	5,611,101	23,819,394
WRENG	124,537	51,639
WRHIP	5,494,790	12,932,176
WRMCG	47,094,958	28,828,962
WRPAP	1,495	63
WRPCP	2,034,863	548,869
WRPMAP	6,931,691	12,389,886
WRPMAV	554,160	1,185,559
WRPMCP	533,480	449,253

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRPMCV	134,480	583,443
WRPMMV	390,442	629,790
WRPMP	2,541,353	4,371,371
JPICB2	16,411,511	443,002
JPMMV1	790,680	1,797,615
JABS	719,246	1,394,921
JACAS	15,144,762	32,211,278
JAFBS	30,663,013	12,718,514
JAGTS	65,152,502	49,664,247
JAIGS	916,500	5,928,743
JAMGS	718,164	650,231
LZREMS	4,569,849	4,105,585
LOVSDC	842,234	307,616
LOVTRC	19,171,537	8,754,671
MNCPS2	128,489	9,045
M2IGSS	799,177	1,495,693
MNDSC	22,861,437	19,598,150
MV2RIS	1,894,740	4,861
MV3MVS	6,184,415	2,513,594
MVFSC	43,993,919	41,817,304
MVIGSC	10,882,621	897,577
MVIVSC	16,348,398	46,071,848
MVRBSS	296,737	167
MVUSC	33,649	25,201
MGRFV	16	708
MSEM	52,809	166,607
MSEMB	27,692	77,260
MSGI2	1,468,304	2,263,276
MSVF2	3,418,182	4,487,968
MSVFI	1,763,400	2,141,324
MSVRE	1,538	2,230
MSVREB	81	456
VKVGR2	47,854	45,974
DTRTFB	20,993,901	18,815,290
EIF	1,074,656	461,537
EIF2	63,711,257	24,286,435
GBF	105,198,830	98,274,822
GBF2	495,814	239,457
GEM	602,988	1,654,026
GEM2	3,373,111	8,354,179
GIG	461,653	1,566,566
GVAAA2	681,923,349	560,308,608
GVABD2	564,903,583	474,097,626
GVAGG2	42,534,564	57,686,309
GVAGI2	679,611,143	488,100,909
GVAGR2	185,591,042	116,028,906
GVDMA	47,636,900	78,507,835
GVDMC	26,747,508	79,841,424
GVEX1	636,466	8,553
GVEX2	212,755,222	65,923,529
GVIDA	32,388,728	18,562,080
GVIDC	166,965,402	113,336,818
GVIDM	130,041,469	256,828,848
GVIX2	1,888,103	1,292,917
GVIX8	16,863,069	8,900,878
GVDIV2	10,402,936	52,741,098
GVDIVI	385,962	2,235,158
IVKMG2	4,518,647	14,632,950
NVLCA2	3,178,582	24,958,561
NVLM2	4,297,446	20,654,558

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMLV1	1,133,776	2,866,502
NVMLV2	34,831,564	81,535,332
OVCAFS	61,569	59,616
HIBF	25,238,406	27,985,879
IDPG2	33,021,738	53,998,376
IDPGI2	12,948,079	26,405,044
MCIF	39,468,311	26,621,547
MCIF2	736,946	1,176
MSBF	26,324,670	29,832,381
NAMAA2	233,527,684	64,774,418
NAMGI2	117,303,726	53,300,443
NCPG2	21,322,808	80,356,275
NCPGI2	13,083,401	36,853,466
NJMMA2	9,714,873	633,453
NJNDE2	10,611,334	1,298,536
NVAMV1	1,372,417	5,885,423
NVAMV2	15,978,668	96,879,710
NVAMVX	3,597,978	179,608
NVAMVZ	139,269,428	1,357,505
NVBX	1,792,659	4,570
NVCBD1	2,261,822	2,212,234
NVCBD2	28,890,886	25,248,814
NVCCA2	108,936,784	247,544,384
NVCCN2	183,508,386	130,671,398
NVCMA2	14,087,834	33,849,025
NVCMC2	17,189,277	85,977,709
NVCMD2	80,965,969	268,679,172
NVCRA2	11,390,876	7,902,925
NVCRB2	41,311,794	200,513,682
NVDBL2	83,490,147	139,874,279
NVDCA2	99,121,600	153,525,287
NVFIII	13,349,216	2,083,848
NVGEII	6,968,198	328,480
NVIE6	2,953,869	6,422,683
NVLCP2	25,396,558	12,760,877
NVMGA2	22,952,395	29,596,011
NVMIG1	9,095,454	2,543,289
NVMIG6	51,522,847	32,614,211
NVMIVX	1,862,067	141,202
NVMIVZ	51,092,368	324,216
NVMLG1	4,681,420	1,676,887
NVMLG2	71,051,360	32,221,482
NVMM2	977,883	853,125
NVMMG1	27,737,987	21,255,504
NVMMG2	51,219,666	66,803,581
NVMMV1	28,097	107,469
NVMMV2	11,904,282	25,050,030
NVNMO1	6,437,518	7,615,967
NVNMO2	12,208,168	12,646,376
NVNSR1	367,179	505,254
NVNSR2	11,719,183	20,169,989
NVOLG1	45,272,560	43,060,560
NVOLG2	69,081,424	94,955,519
NVRE1	1,080,838	4,974,087
NVRE2	3,676,672	17,269,253
NVSIX2	26,968,794	13,232,628
NVSTB2	73,721,623	63,440,419
NVTIV3	23,052,779	31,100,656
SAM	466,928,554	296,135,811
SCF	2,425,117	7,074,878

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	4,252,053	6,900,871
SCGF	2,035,718	1,519,653
SCGF2	17,718,699	17,692,068
SCVF	675,993	3,094,086
SCVF2	5,015,929	4,862,844
TRF	10,519,475	12,883,450
TRF2	14,300,359	18,684,557
AMCG	3,772	4,458
AMINS	5,644	14,869
AMMCGS	749,856	1,020,312
AMSRS	764,150	2,316,359
AMTB	8,230,423	13,049,282
NOTB4	371,327	2,444,149
NOTG4	128,023	725,805
NOTMG4	269,281	1,207,469
PMUBA	3,199	827
PMVAAD	2,669,217	6,155,862
PMVEBD	2,558,446	2,511,745
PMVFAD	3,045,867	3,238,145
PMVFHA	82,209	161,238
PMVHYD	82,656	25,391
PMVIV	1,492,507	3,229
PMVLAD	77,124,700	79,898,318
PMVRA	233,641	31,063
PMVRSD	16,178	27,530
PMVSTA	25,910,333	23,046,070
PMVTRD	72,379,345	62,022,251
PVEIB	7,776,461	615,075
PVGOB	3,865,981	1,848,331
PVIGIB	868,513	79,094
PVTIGB	3,183,319	9,077,402
HVSIT	2,509,245	4,480,997
ROCSC	8,875	23,857
TRHS2	33,108,406	40,584,692
VVGGS	818,207	346,143
VWBF	823,205	1,211,184
VWEM	891,094	2,855,604
VWHA	91,910	1,361,505
VWHAS	6,073,782	6,697,208
VYDS	11,042	184,950
VRVDRA	1,519,740	1,148,587
SVDF	5,178	3,882
SVOF	21,770	36,388
WFVOG2	1,205	243
WFVSCG	22,904,409	30,697,317

	$7,713,922,853	$7,374,723,205

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020			0.40%	18,898			$18.40	$347,712	2.16%			8.81%
2019			0.40%	19,109			16.91	323,129	2.51%			17.73%
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.60%	4,485			13.99	62,732	1.82%			4.39%
2019			0.60%	4,030			13.40	53,995	2.05%			14.82%
2018			0.60%	4,197			11.67	48,975	1.88%			-7.63%
2017			0.60%	4,267			12.63	53,903	1.89%			13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020			0.40%	3,988			6.21	24,770	3.26%			-25.43%
2019			0.40%	2,758			8.33	22,970	1.69%			19.93%
2018			0.40%	2,662			6.94	18,486	1.73%			-19.28%
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020			0.60%	11,330			13.18	149,335	13.58%			8.60%
2019			0.60%	5,727			12.14	69,504	0.00%			39.00%
2018			0.60%	5,727			8.73	50,003	0.00%			-12.69%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2020			1.30%	17,811			40.74	725,635	2.03%			8.66%
2019			1.30%	16,091			37.50	603,338	2.18%			4.32%
2018			1.30%	17,972			35.94	645,953	2.01%			-0.41%
2017			1.30%	18,957			36.09	684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2020			1.30%	46,920			329.52	15,461,329	0.56%			50.48%
2019			1.30%	49,615			218.98	10,864,364	0.99%			29.41%
2018			1.30%	54,721			169.22	9,259,805	0.66%			-1.32%
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2020			1.30%	6,943			74.17	514,946	9.15%			6.80%
2019			1.30%	7,182			69.44	498,748	6.45%			11.38%
2018			1.30%	6,474			62.35	403,644	5.17%			-3.43%
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020			0.60%	43,527			14.64	637,018	0.13%			28.61%
2019			0.60%	47,375			11.38	539,073	0.00%			30.46%
2018			0.60%	16,712			8.72	145,761	0.00%			-12.77%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2020	0.40%	to	0.60%	120,519	19.34	to	19.05	2,326,923	1.83%	-0.27%	to	-0.47%
2019	0.40%	to	0.60%	138,474	19.39	to	19.13	2,679,199	1.42%	19.12%	to	18.88%
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020			0.40%	677			10.18	6,889	0.86%	4.51%	to	4.51%
2019			0.40%	637			9.74	6,202	0.58%	5.12%	to	5.12%
2018			0.40%	565			9.26	5,233	0.00%	-7.38%	to	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019			0.40%	1,519			6.49	9,861	0.00%			3.06%
2018			0.40%	372			6.30	2,343	0.00%			-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020			0.60%	573			20.28	11,618	1.44%	15.01%	to	15.01%
2019	0.40%	to	0.60%	567			17.63	9,996	3.59%	22.50%	to	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	1270.00%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	1930.00%
2019			0.40%	64,536			17.20	1,109,891	2.15%			14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020			0.40%	516			12.22	6,307	0.00%	6.95%	to	6.95%
2019			0.40%	575			11.43	6,572	0.99%	5.74%	to	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020			0.80%	58,407			13.34	779,131	1.88%	33.40%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018			0.60%	16,971			10.18	172,727	2.90%	1.78%	to	1.78%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020			1.35%	12,575			9.92	124,759	0.00%	-0.79%	to	-0.79%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019			0.40%	23,677			10.86	257,017	3.31%			8.03%
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.40%	to	2.55%	690,065	27.13	to	21.73	16,628,460	0.00%	13.68%	to	11.23%
2019	0.40%	to	2.55%	814,651	23.86	to	19.54	17,482,244	0.00%	23.51%	to	20.84%
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15%	to	1.35%	5,849	28.41	to	27.49	162,425	0.54%	26.91%	to	26.65%
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.40%	to	1.95%	213,399	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-
The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-104511) and hereby incorporated by reference.
b)	Form of Spousal Protection Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-104511) and hereby incorporated by reference.
c)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-104511) and hereby incorporated by reference.
d)	Form of Combination Enhanced Death Benefit Option III – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-104511) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.

b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm

14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm

29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm

9)	Opinion of Counsel – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 1,385 and 3,024 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact